UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: December 31, 2014

Date of reporting period: January 1, 2014 through June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2014 (Unaudited)

American Century NVIT Growth Fund

SAR-GR 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	American Century NVIT Growth Fund

Asset Allocation†

Common Stocks	98.9%
Mutual Fund	1.5%
Repurchase Agreement	0.8%
Exchange Traded Fund	0.3%
Liabilities in excess of other assets	(1.5)%
100.0%

Top Industries††

Internet Software & Services	6.5%
Media	6.5%
Aerospace & Defense	6.0%
Technology Hardware, Storage & Peripherals	5.9%
Software	5.9%
Pharmaceuticals	4.7%
Hotels, Restaurants & Leisure	3.9%
Health Care Equipment & Supplies	3.8%
Information Technology Services	3.8%
Energy Equipment & Services	3.8%
Other Industries*	49.2%
100.0%

Top Holdings††

Comcast Corp.	3.4%
PepsiCo, Inc.	3.3%
Oracle Corp.	3.2%
Schlumberger Ltd.	3.0%
Apple, Inc.	2.9%
Visa, Inc.	2.7%
Google, Inc.	2.5%
Walt Disney Co. (The)	2.5%
Honeywell International, Inc.	2.2%
EOG Resources, Inc.	2.1%
Other Holdings*	72.2%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

4

Shareholder Expense Example	American Century NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Century NVIT Growth Fund			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,061.70	4.29	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84
Class II Shares	Actual	(a)	1,000.00	1,060.10	5.57	1.09
	Hypothetical	(a)(b)	1,000.00	1,019.39	5.46	1.09
Class IV Shares	Actual	(a)	1,000.00	1,061.20	4.29	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 98.9%

	Shares	Market Value

Aerospace & Defense 6.1%
Boeing Co. (The)	20,498	$2,607,961
Honeywell International, Inc.	43,338	4,028,267
Precision Castparts Corp.	8,024	2,025,258
United Technologies Corp.	21,385	2,468,898

		11,130,384

Airlines 0.7%
Alaska Air Group, Inc.	12,908	1,226,905

Auto Components 1.7%
BorgWarner, Inc.	46,609	3,038,441

Automobiles 1.0%
Harley-Davidson, Inc.	26,435	1,846,485

Banks 1.5%
SunTrust Banks, Inc.	67,148	2,689,949

Beverages 3.7%
Brown-Forman Corp., Class B	6,460	608,338
PepsiCo, Inc.	69,022	6,166,426

		6,774,764

Biotechnology 3.1%
Alexion Pharmaceuticals, Inc.*	12,160	1,900,000
Biogen Idec, Inc.*	4,136	1,304,122
Gilead Sciences, Inc.*	17,205	1,426,467
Incyte Corp., Ltd.*	8,794	496,333
Regeneron Pharmaceuticals, Inc.*	1,828	516,355

		5,643,277

Capital Markets 2.3%
Franklin Resources, Inc.	38,722	2,239,680
Invesco Ltd.	51,432	1,941,558

		4,181,238

Chemicals 3.8%
Dow Chemical Co. (The)	16,335	840,599
LyondellBasell Industries NV, Class A	31,736	3,099,020
Monsanto Co.	23,167	2,889,852

		6,829,471

Commercial Services & Supplies 1.1%
Tyco International Ltd.	43,132	1,966,819

Communications Equipment 1.1%
Ciena Corp.* (a)	40,496	877,143
Juniper Networks, Inc.*	49,028	1,203,147

		2,080,290

Consumer Finance 1.9%
American Express Co.	35,553	3,372,913

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 1.5%
Rockwell Automation, Inc.	22,073	$2,762,657

Electronic Equipment, Instruments & Components 0.5%
Trimble Navigation Ltd.*	22,265	822,692

Energy Equipment & Services 3.8%
Core Laboratories NV	2,433	406,457
Oceaneering International, Inc.	12,816	1,001,314
Schlumberger Ltd.	47,036	5,547,896

		6,955,667

Food Products 3.7%
General Mills, Inc.	33,577	1,764,136
Hershey Co. (The)	18,666	1,817,508
Mead Johnson Nutrition Co.	33,799	3,149,053

		6,730,697

Health Care Equipment & Supplies 3.8%
C.R. Bard, Inc.	18,001	2,574,323
DENTSPLY International, Inc.	29,137	1,379,637
DexCom, Inc.*	9,872	391,523
IDEXX Laboratories, Inc.*	7,187	959,968
Medtronic, Inc.	26,278	1,675,485

		6,980,936

Health Care Providers & Services 0.8%
Cardinal Health, Inc.	21,538	1,476,645

Hotels, Restaurants & Leisure 4.0%
Chipotle Mexican Grill, Inc.*	4,051	2,400,258
Las Vegas Sands Corp.	25,840	1,969,525
Marriott International, Inc., Class A	45,111	2,891,615

		7,261,398

Household Products 0.8%
Church & Dwight Co., Inc.	21,843	1,527,918

Information Technology Services 3.8%
MasterCard, Inc., Class A	27,177	1,996,694
Visa, Inc., Class A	23,607	4,974,231

		6,970,925

Internet & Catalog Retail 1.5%
Priceline Group, Inc. (The)*	2,275	2,736,825

Internet Software & Services 6.6%
Facebook, Inc., Class A*	22,773	1,532,395
Google, Inc., Class A*	7,975	4,662,743
Google, Inc., Class C*	6,523	3,752,552
Pandora Media, Inc.*	30,274	893,083
Yelp, Inc.*	15,954	1,223,353

		12,064,126

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services 0.8%
Waters Corp.*	14,426	$1,506,651

Machinery 2.7%
Parker Hannifin Corp.	21,576	2,712,751
WABCO Holdings, Inc.*	10,850	1,158,997
Wabtec Corp.	12,592	1,039,973

		4,911,721

Media 6.6%
Comcast Corp., Class A	117,409	6,302,515
Scripps Networks Interactive, Inc., Class A	13,630	1,105,938
Walt Disney Co. (The)	52,952	4,540,105

		11,948,558

Oil, Gas & Consumable Fuels 3.5%
EOG Resources, Inc.	33,409	3,904,176
Noble Energy, Inc.	31,862	2,468,030

		6,372,206

Personal Products 0.9%
Estee Lauder Cos., Inc. (The), Class A	22,359	1,660,379

Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	42,341	2,053,962
Johnson & Johnson	30,415	3,182,017
Perrigo Co. PLC	4,839	705,333
Teva Pharmaceutical Industries Ltd., ADR-IL	31,491	1,650,758
Zoetis, Inc.	34,771	1,122,060

		8,714,130

Road & Rail 1.8%
Union Pacific Corp.	33,346	3,326,264

Semiconductors & Semiconductor Equipment 2.9%
Broadcom Corp., Class A	78,951	2,930,661
Linear Technology Corp.	49,284	2,319,798

		5,250,459

Software 6.0%
Check Point Software Technologies Ltd.*	10,305	690,744
Electronic Arts, Inc.*	55,892	2,004,846
Microsoft Corp.	30,448	1,269,682
NetSuite, Inc.*	2,972	258,207
Oracle Corp.	145,689	5,904,775
Varonis Systems, Inc.* (a)	5,808	168,490
VMware, Inc., Class A*	6,212	601,384

		10,898,128

Specialty Retail 3.3%
AutoZone, Inc.*	3,966	2,126,728
Home Depot, Inc. (The)	47,198	3,821,150

		5,947,878

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	58,545	$5,440,587
Hewlett-Packard Co.	56,311	1,896,555
SanDisk Corp.	19,963	2,084,736
Western Digital Corp.	17,097	1,578,053

		10,999,931

Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	14,454	1,422,852

Total Common Stocks (cost $148,263,441)		180,030,579

Exchange Traded Fund 0.3%
Equity 0.3%
iShares Russell 1000 Growth ETF (a)	6,236	567,039

Total Exchange Traded Fund (cost $555,222)		567,039

Mutual Fund 1.5%
Money Market Fund 1.5%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	2,715,106	2,715,106

Total Mutual Fund (cost $2,715,106)		2,715,106

Repurchase Agreement 0.8%

	Principal Amount	Market Value

Barclays Capital, Inc., 0.07%, dated 06/30/14, due 07/01/14, repurchase price $1,460,351, collateralized by a U.S. Government Treasury Note, 2.13%, maturing 06/30/21; total market value $1,489,555. (c)	$1,460,348	$1,460,348

Total Repurchase Agreement (cost $1,460,348)		1,460,348

Total Investments (cost $152,994,117) (d) — 101.5%		184,773,072
Liabilities in excess of other assets — (1.5%)		(2,743,640)

NET ASSETS — 100.0%		$182,029,432

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $1,436,728.

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

American Century NVIT Growth Fund (Continued)

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $1,460,348.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

IL	Israel

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

American Century NVIT Growth Fund
Assets:
Investments, at value *(cost $151,533,769)	$183,312,724
Repurchase agreement, at value (cost $1,460,348)	1,460,348

Total Investments, at value (total cost $152,994,117)	184,773,072

Dividends receivable	111,098
Security lending income receivable	243
Receivable for investments sold	3,613,021
Receivable for capital shares issued	15,031
Reclaims receivable	1,160
Prepaid expenses	1,026

Total Assets	188,514,651

Liabilities:
Payable for investments purchased	4,778,589
Payable for capital shares redeemed	90,974
Payable upon return of securities loaned (Note 2)	1,460,348
Accrued expenses and other payables:
Investment advisory fees	86,290
Fund administration fees	10,060
Distribution fees	8,707
Administrative servicing fees	23,886
Accounting and transfer agent fees	106
Trustee fees	75
Custodian fees	960
Compliance program costs (Note 3)	143
Professional fees	10,818
Printing fees	13,687
Other	576

Total Liabilities	6,485,219

Net Assets	$182,029,432

Represented by:
Capital	$140,910,670
Accumulated undistributed net investment income	386,584
Accumulated net realized gains from investments	8,953,257
Net unrealized appreciation/(depreciation) from investments	31,778,955
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(34)

Net Assets	$182,029,432

*	Includes value of securities on loan of $1,436,728 (Note 2).

9

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

Net Assets:	American Century NVIT Growth Fund
Net Assets:
Class I Shares	$111,865,044
Class II Shares	44,516,798
Class IV Shares	25,647,590

Total	$182,029,432

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,240,420
Class II Shares	3,193,088
Class IV Shares	1,201,645

Total	9,635,153

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$21.35
Class II Shares	$13.94
Class IV Shares	$21.34

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

American Century NVIT Growth Fund
INVESTMENT INCOME:
Dividend income	$1,149,709
Income from securities lending (Note 2)	2,790
Foreign tax withholding	(1,826)

Total Income	1,150,673

EXPENSES:
Investment advisory fees	518,351
Fund administration fees	58,120
Distribution fees Class II Shares	49,121
Administrative servicing fees Class I Shares	81,509
Administrative servicing fees Class II Shares	29,473
Administrative servicing fees Class IV Shares	18,606
Professional fees	13,951
Printing fees	9,651
Trustee fees	2,714
Custodian fees	3,144
Accounting and transfer agent fees	334
Compliance program costs (Note 3)	282
Other	5,792

Total expenses before earnings credit and fees waived	791,048

Earnings credit (Note 4)	(20)
Investment advisory fees waived (Note 3)	(12,959)

Net Expenses	778,069

NET INVESTMENT INCOME	372,604

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	14,208,021

Net change in unrealized appreciation/(depreciation) from investments	(4,146,172)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(4,146,176)

Net realized/unrealized gains from investments and translation of assets and liabilities denominated in foreign currencies	10,061,845

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,434,449

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	American Century NVIT Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$372,604	$944,777
Net realized gains from investments	14,208,021	18,985,415
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(4,146,176)	20,839,567

Change in net assets resulting from operations	10,434,449	40,769,759

Distributions to Shareholders From:
Net investment income:
Class I	—	(682,244)
Class II	—	(311,021)
Class IV	—	(154,629)

Change in net assets from shareholder distributions	—	(1,147,894)

Change in net assets from capital transactions	(2,960,831)	(5,667,409)

Change in net assets	7,473,618	33,954,456

Net Assets:
Beginning of period	174,555,814	140,601,358

End of period	$182,029,432	$174,555,814

Accumulated undistributed net investment income at end of period	$386,584	$13,980

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,785,993	$3,901,887
Dividends reinvested	—	682,244
Cost of shares redeemed	(7,338,033)	(15,784,918)

Total Class I Shares	(5,552,040)	(11,200,787)

Class II Shares
Proceeds from shares issued	6,954,320	10,835,501
Dividends reinvested	—	311,021
Cost of shares redeemed	(3,439,546)	(3,526,843)

Total Class II Shares	3,514,774	7,619,679

Class IV Shares
Proceeds from shares issued	262,546	678,288
Dividends reinvested	—	154,629
Cost of shares redeemed	(1,186,111)	(2,919,218)

Total Class IV Shares	(923,565)	(2,086,301)

Change in net assets from capital transactions	$(2,960,831)	$(5,667,409)

12

Statements of Changes in Net Assets (Continued)

	American Century NVIT Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	88,146	221,489
Reinvested	—	35,529
Redeemed	(360,625)	(894,504)

Total Class I Shares	(272,479)	(637,486)

Class II Shares
Issued	515,759	936,003
Reinvested	—	24,771
Redeemed	(261,015)	(301,570)

Total Class II Shares	254,744	659,204

Class IV Shares
Issued	12,922	38,768
Reinvested	—	8,053
Redeemed	(57,949)	(165,094)

Total Class IV Shares	(45,027)	(118,273)

Total change in shares	(62,762)	(96,555)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014(e) (Unaudited)	$20.11	0.05	1.19	1.24	–	–	$21.35	6.17%		$111,865,044	0.84%	0.49%	0.86%	45.65%
Year Ended December 31, 2013 (e)	$15.60	0.12	4.51	4.63	(0.12)	(0.12)	$20.11	29.74%		$110,854,984	0.85%	0.65%	0.87%	80.68%
Year Ended December 31, 2012 (e)	$13.76	0.12	1.81	1.93	(0.09)	(0.09)	$15.60	14.02%		$95,949,532	0.86%	0.79%	0.88%	82.86%
Year Ended December 31, 2011 (e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69%	)	$92,462,025	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010 (e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%		$103,647,734	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009 (e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.47%		$101,476,994	0.86%	0.53%	0.86%	157.59%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.15	0.02	0.77	0.79	–	–	$13.94	6.01%		$44,516,798	1.09%	0.24%	1.11%	45.65%
Year Ended December 31, 2013 (e)	$10.25	0.05	2.96	3.01	(0.11)	(0.11)	$13.15	29.41%		$38,635,769	1.10%	0.40%	1.12%	80.68%
Year Ended December 31, 2012 (e)	$9.08	0.06	1.19	1.25	(0.08)	(0.08)	$10.25	13.78%		$23,360,589	1.11%	0.62%	1.13%	82.86%
Period Ended December 31, 2011 (e)(f)	$10.00	0.03	(0.87)	(0.84)	(0.08)	(0.08)	$9.08	(8.41%	)	$10,277,354	1.24%	0.43%	1.25%	96.07%

Class IV Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$20.11	0.05	1.18	1.23	–	–	$21.34	6.12%		$25,647,590	0.84%	0.49%	0.86%	45.65%
Year Ended December 31, 2013 (e)	$15.60	0.12	4.51	4.63	(0.12)	(0.12)	$20.11	29.74%		$25,065,061	0.85%	0.65%	0.87%	80.68%
Year Ended December 31, 2012 (e)	$13.76	0.12	1.81	1.93	(0.09)	(0.09)	$15.60	14.02%		$21,291,237	0.86%	0.79%	0.88%	82.86%
Year Ended December 31, 2011 (e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69%	)	$20,292,629	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010 (e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%		$22,845,409	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009 (e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.62%		$22,452,251	0.86%	0.53%	0.86%	157.59%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 3, 2011 (commencement of operations) through December 31, 2011. Total return is calculated based on inception date of May 2, 2011 through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$180,030,579	$—	$—	$180,030,579
Exchange Traded Fund	567,039	—	—	567,039
Mutual Fund	2,715,106	—	—	2,715,106
Repurchase Agreement	—	1,460,348	—	1,460,348
Total	$183,312,724	$1,460,348	$—	$184,773,072

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repo on a gross basis was as follows:

Barclays Capital, Inc., 0.07%, dated 06/30/14, due 07/01/14, repurchase price $355,000,690, collateralized by a U.S. Government Treasury Note, 2.13%, maturing 06/30/21; total market value $362,100,094.

Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
Barclays Capital, Inc.	$1,460,348	$—	$1,460,348	$(1,460,348)	$—
Total	$1,460,348	$—	$1,460,348	$(1,460,348)	$—

Amounts designated as — are zero or have been rounded to zero.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.60%, and after contractual fee waivers was 0.58%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $12,959, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $58,120 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $282.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2014, NFS earned $129,588 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $79,450,675 and sales of $81,086,472 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$153,123,344	$31,893,464	$(243,736)	$31,649,728

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2014 (Unaudited)

American Century NVIT Growth Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

24

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class I shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class I shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

25

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

26

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

27

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

28

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

29

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

32

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

34

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

36

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Semiannual Report

June 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund

Contents
Message to Shareholders	1
Economic Review	2
Notes to Financial Statements	15
Supplemental Information	27
Management Information	30

SAR-MCV 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	American Century NVIT Multi Cap Value Fund

Asset Allocation†

Common Stocks	98.3%
Mutual Fund	1.6%
Other assets in excess of liabilities	0.1%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	16.3%
Banks	10.7%
Pharmaceuticals	7.3%
Commercial Services & Supplies	4.9%
Insurance	4.4%
Industrial Conglomerates	4.0%
Health Care Equipment & Supplies	4.0%
Technology Hardware, Storage & Peripherals	3.9%
Capital Markets	3.8%
Semiconductors & Semiconductor Equipment	3.2%
Other Industries	37.5%
100.0%

Top Holdings††

Exxon Mobil Corp.	4.0%
Chevron Corp.	3.2%
General Electric Co.	3.0%
Pfizer, Inc.	2.9%
Wells Fargo & Co.	2.7%
Procter & Gamble Co. (The)	2.7%
JPMorgan Chase & Co.	2.5%
Republic Services, Inc.	2.3%
Northern Trust Corp.	2.1%
Johnson & Johnson	2.0%
Other Holdings	72.6%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	American Century NVIT Multi Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Century NVIT Multi Cap Value Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,086.60	4.60	0.89
	Hypothetical	(a)(b)	1,000.00	1,020.38	4.46	0.89
Class II Shares	Actual	(a)	1,000.00	1,085.40	5.48	1.06
	Hypothetical	(a)(b)	1,000.00	1,019.54	5.31	1.06

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investment

June 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 98.3%

	Shares	Market Value

Aerospace & Defense 1.3%
BAE Systems PLC	266,340	$1,972,709
Boeing Co. (The)	12,524	1,593,429
Textron, Inc.	57,910	2,217,374

		5,783,512

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	13,666	1,402,952

Airlines 0.5%
Japan Airlines Co., Ltd.	30,498	1,686,219
Southwest Airlines Co.	28,173	756,727

		2,442,946

Automobiles 1.1%
General Motors Co.	78,440	2,847,372
Honda Motor Co., Ltd.	62,700	2,187,902

		5,035,274

Banks 10.7%
BOK Financial Corp.	27,576	1,836,562
Commerce Bancshares, Inc.	66,282	3,082,113
Cullen/Frost Bankers, Inc.	29,556	2,347,337
Investors Bancorp, Inc.	64,092	708,217
JPMorgan Chase & Co.	201,226	11,594,642
M&T Bank Corp.	24,807	3,077,308
PNC Financial Services Group, Inc. (The)	67,616	6,021,205
U.S. Bancorp	175,738	7,612,970
Wells Fargo & Co.	236,967	12,454,986

		48,735,340

Beverages 0.3%
PepsiCo, Inc.	16,290	1,455,349

Capital Markets 3.8%
Franklin Resources, Inc.	27,690	1,601,589
Goldman Sachs Group, Inc. (The)	10,022	1,678,084
LPL Financial Holdings, Inc.	27,390	1,362,378
Northern Trust Corp.	147,908	9,497,173
State Street Corp.	46,553	3,131,155

		17,270,379

Commercial Services & Supplies 4.9%
ADT Corp. (The)	144,818	5,059,941
Republic Services, Inc.	273,872	10,398,920
Tyco International Ltd.	81,195	3,702,492
Waste Management, Inc.	71,804	3,211,793

		22,373,146

Communications Equipment 1.6%
Cisco Systems, Inc.	289,035	7,182,520

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 0.6%
Bemis Co., Inc.	40,251	$1,636,606
Sonoco Products Co.	25,557	1,122,719

		2,759,325

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class A*	24	4,557,612
Berkshire Hathaway, Inc., Class B*	17,560	2,222,394

		6,780,006

Diversified Telecommunication Services 2.3%
CenturyLink, Inc.	69,899	2,530,344
Verizon Communications, Inc.	165,450	8,095,468

		10,625,812

Electric Utilities 3.0%
Great Plains Energy, Inc.	136,573	3,669,717
Southern Co. (The)	40,808	1,851,867
Westar Energy, Inc.	94,822	3,621,252
Xcel Energy, Inc.	141,415	4,557,805

		13,700,641

Food & Staples Retailing 2.0%
CVS Caremark Corp.	18,273	1,377,236
Sysco Corp.	95,843	3,589,320
Wal-Mart Stores, Inc.	55,183	4,142,588

		9,109,144

Food Products 2.8%
ConAgra Foods, Inc.	81,230	2,410,906
Danone SA	24,287	1,805,944
Hillshire Brands Co. (The)	30,254	1,884,824
Kellogg Co.	23,633	1,552,688
Mondelez International, Inc., Class A	74,696	2,809,317
Unilever NV, CVA-NL	48,550	2,125,183

		12,588,862

Gas Utilities 0.5%
Laclede Group, Inc. (The)	47,295	2,296,172

Health Care Equipment & Supplies 4.0%
Becton, Dickinson and Co.	10,227	1,209,854
Boston Scientific Corp.*	160,616	2,051,066
CareFusion Corp.*	123,151	5,461,747
Medtronic, Inc.	78,550	5,008,348
Stryker Corp.	34,166	2,880,877
Zimmer Holdings, Inc.	14,071	1,461,414

		18,073,306

Health Care Providers & Services 2.4%
LifePoint Hospitals, Inc.*	48,004	2,981,048
Quest Diagnostics, Inc.	26,510	1,555,872

6

Statement of Investment (Continued)

June 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	68,085	$5,565,949
WellPoint, Inc.	6,250	672,562

		10,775,431

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	48,121	1,811,756
International Game Technology	127,083	2,021,891
International Speedway Corp., Class A	59,480	1,979,494
Speedway Motorsports, Inc.	52,368	955,716

		6,768,857

Household Products 2.7%
Procter & Gamble Co. (The)	158,319	12,442,290

Industrial Conglomerates 4.0%
General Electric Co.	521,643	13,708,778
Koninklijke Philips NV	137,639	4,368,429

		18,077,207

Insurance 4.4%
ACE Ltd.	28,035	2,907,230
Aflac, Inc.	36,276	2,258,181
Brown & Brown, Inc.	25,259	775,704
Chubb Corp. (The)	34,879	3,214,797
HCC Insurance Holdings, Inc.	61,977	3,033,154
MetLife, Inc.	53,255	2,958,848
Reinsurance Group of America, Inc.	32,040	2,527,956
Travelers Cos., Inc. (The)	16,800	1,580,376
Unum Group	26,480	920,445

		20,176,691

Life Sciences Tools & Services 0.2%
Waters Corp.*	9,030	943,093

Media 0.5%
Markit Ltd.*	36,804	992,972
Walt Disney Co. (The)	16,341	1,401,077

		2,394,049

Metals & Mining 1.4%
Constellium NV, Class A*	53,516	1,715,723
Freeport-McMoRan Copper & Gold, Inc.	60,720	2,216,280
Newmont Mining Corp.	37,752	960,411
Nucor Corp.	32,420	1,596,685

		6,489,099

Multiline Retail 0.9%
Family Dollar Stores, Inc.	14,530	961,014
Target Corp.	57,786	3,348,699

		4,309,713

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities 1.7%
Consolidated Edison, Inc.	29,920	$1,727,581
PG&E Corp.	120,834	5,802,448

		7,530,029

Oil, Gas & Consumable Fuels 16.3%
Apache Corp.	52,538	5,286,374
Chevron Corp.	111,451	14,549,928
Devon Energy Corp.	34,971	2,776,697
El Paso Pipeline Partners LP	57,289	2,075,580
Exxon Mobil Corp.	182,461	18,370,174
Imperial Oil Ltd.	152,831	8,053,687
Occidental Petroleum Corp.	84,984	8,721,908
Peabody Energy Corp.	102,567	1,676,970
Southwestern Energy Co.*	49,644	2,258,306
Total SA	86,532	6,260,564
Ultra Petroleum Corp.*	67,939	2,017,109
Williams Partners LP	40,875	2,219,104

		74,266,401

Pharmaceuticals 7.3%
Eli Lilly & Co.	14,911	927,017
Hospira, Inc.*	44,423	2,282,010
Johnson & Johnson	87,291	9,132,384
Mallinckrodt PLC*	9,480	758,590
Merck & Co., Inc.	125,605	7,266,249
Pfizer, Inc.	437,980	12,999,246

		33,365,496

Real Estate Investment Trusts (REITs) 2.8%
Annaly Capital Management, Inc.	240,091	2,744,240
Capstead Mortgage Corp.	121,530	1,598,120
Corrections Corp. of America	106,102	3,485,451
Empire State Realty Trust, Inc., Class A	102,514	1,691,481
Piedmont Office Realty Trust, Inc., Class A	176,510	3,343,099

		12,862,391

Road & Rail 0.6%
Heartland Express, Inc.	42,864	914,718
Werner Enterprises, Inc.	71,467	1,894,590

		2,809,308

Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	185,347	4,179,575
Broadcom Corp., Class A	35,980	1,335,578
Intel Corp.	215,650	6,663,585
KLA-Tencor Corp.	12,530	910,179
Teradyne, Inc.	72,145	1,414,042

		14,502,959

7

Statement of Investment (Continued)

June 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software 1.0%
Microsoft Corp.	33,380	$1,391,946
NICE Systems Ltd., ADR-IL	44,776	1,827,309
Oracle Corp.	27,617	1,119,317

		4,338,572

Specialty Retail 1.3%
CST Brands, Inc.	57,280	1,976,160
Lowe’s Cos., Inc.	84,446	4,052,563

		6,028,723

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	69,902	6,495,993
EMC Corp.	87,586	2,307,015
Hewlett-Packard Co.	66,411	2,236,722
NetApp, Inc.	35,690	1,303,399
QLogic Corp.*	114,251	1,152,792
SanDisk Corp.	14,520	1,516,324
Western Digital Corp.	27,122	2,503,361

		17,515,606

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.	32,514	1,111,654

Thrifts & Mortgage Finance 0.5%
People’s United Financial, Inc.	158,530	2,404,900

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B	28,580	1,150,110

Total Common Stocks (cost $355,414,911)		447,877,265

Mutual Fund 1.6%

	Shares	Market Value

Money Market Fund 1.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (a)	7,107,678	$7,107,678

Total Mutual Fund (cost $7,107,678)		7,107,678

Total Investments (cost $362,522,589) (b) — 99.9%		454,984,943

Other assets in excess of liabilities — 0.1%		351,357

NET ASSETS — 100.0%		$455,336,300

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CVA	Dutch Certificate

IL	Israel

LP	Limited Partnership

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

At June 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	07/31/14	(846,162)	$(1,435,611)	$(1,447,766)	$(12,155)
Canadian Dollar	JPMorgan Chase Bank	07/31/14	(7,538,522)	(7,013,557)	(7,059,236)	(45,679)
Euro	UBS AG	07/31/14	(8,042,406)	(10,933,089)	(11,013,753)	(80,664)
Japanese Yen	Credit Suisse International	07/31/14	(294,959,565)	(2,888,080)	(2,912,292)	(24,212)

Total Short Contracts				$(22,270,337)	$(22,433,047)	$(162,710)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	JPMorgan Chase Bank	07/31/14	252,999	$236,477	$236,914	$437

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund
Assets:
Investments, at value (cost $362,522,589)	$454,984,943
Foreign currencies, at value (cost $232,482)	232,482
Dividends receivable	901,551
Security lending income receivable	3,751
Receivable for investments sold	691,773
Receivable for capital shares issued	49
Reclaims receivable	91,968
Unrealized appreciation on forward foreign currency contracts (Note 2)	437
Prepaid expenses	2,507

Total Assets	456,909,461

Liabilities:
Payable for investments purchased	674,056
Payable for capital shares redeemed	352,378
Unrealized depreciation on forward foreign currency contracts (Note 2)	162,710
Accrued expenses and other payables:
Investment advisory fees	212,781
Fund administration fees	14,932
Distribution fees	25,090
Administrative servicing fees	93,088
Accounting and transfer agent fees	84
Trustee fees	189
Custodian fees	2,590
Compliance program costs (Note 3)	355
Professional fees	12,259
Printing fees	21,952
Other	697

Total Liabilities	1,573,161

Net Assets	$455,336,300

Represented by:
Capital	$280,136,136
Accumulated undistributed net investment income	8,258,826
Accumulated net realized gains from investments, forward and foreign currency transactions	74,635,717
Net unrealized appreciation/(depreciation) from investments	92,462,354
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(162,273)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	5,540

Net Assets	$455,336,300

9

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund

Net Assets:
Class I Shares	$275,434,394
Class II Shares	179,901,906

Total	$455,336,300

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,072,982
Class II Shares	8,577,444

Total	21,650,426

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$21.07
Class II Shares	$20.97

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

American Century NVIT Multi Cap Value Fund
INVESTMENT INCOME:
Dividend income	$5,926,189
Income from securities lending (Note 2)	16,818
Foreign tax withholding	(67,412)

Total Income	5,875,595

EXPENSES:
Investment advisory fees	1,238,976
Fund administration fees	85,328
Distribution fees Class II Shares	213,775
Administrative servicing fees Class I Shares	329,635
Administrative servicing fees Class II Shares	213,775
Professional fees	19,565
Printing fees	13,531
Trustee fees	6,694
Custodian fees	8,013
Accounting and transfer agent fees	646
Compliance program costs (Note 3)	700
Other	8,718

Total expenses before earnings credit and fees waived	2,139,356

Earnings credit (Note 4)	(24)
Distribution fees waived — Class II (Note 3)	(68,409)

Net Expenses	2,070,923

NET INVESTMENT INCOME	3,804,672

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	29,239,156
Net realized losses from forward and foreign currency transactions (Note 2)	(49,600)

Net realized gains from investments, forward and foreign currency transactions	29,189,556

Net change in unrealized appreciation/(depreciation) from investments	3,647,303
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(53,968)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	229

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	3,593,564

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	32,783,120

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$36,587,792

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$3,804,672	$6,814,734
Net realized gains from investments, forward and foreign currency transactions	29,189,556	51,380,988
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	3,593,564	55,929,270

Change in net assets resulting from operations	36,587,792	114,124,992

Distributions to Shareholders From:
Net investment income:
Class I	–	(4,669,801)
Class II	–	(2,750,530)
Net realized gains:
Class I	–	(4,908,366)
Class II	–	(3,135,433)

Change in net assets from shareholder distributions	–	(15,464,130)

Change in net assets from capital transactions	(23,207,557)	(36,700,822)

Change in net assets	13,380,235	61,960,040

Net Assets:
Beginning of period	441,956,065	379,996,025

End of period	$455,336,300	$441,956,065

Accumulated undistributed net investment income at end of period	$8,258,826	$4,454,154

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,566,006	$4,541,656
Dividends reinvested	–	9,578,167
Cost of shares redeemed	(18,441,074)	(41,467,723)

Total Class I Shares	(14,875,068)	(27,347,900)

Class II Shares
Proceeds from shares issued	5,027,266	9,659,688
Dividends reinvested	–	5,885,963
Cost of shares redeemed	(13,359,755)	(24,898,573)

Total Class II Shares	(8,332,489)	(9,352,922)

Change in net assets from capital transactions	$(23,207,557)	$(36,700,822)

12

Statements of Changes in Net Assets (Continued)

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	180,995	255,094
Reinvested	–	524,211
Redeemed	(933,264)	(2,333,786)

Total Class I Shares	(752,269)	(1,554,481)

Class II Shares
Issued	252,024	544,036
Reinvested	–	323,803
Redeemed	(676,069)	(1,417,389)

Total Class II Shares	(424,045)	(549,550)

Total change in shares	(1,176,314)	(2,104,031)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$19.39	0.18	1.50	1.68	–	–	–	$21.07	8.66%	$275,434,394	0.89%	1.82%	0.89%	21.74%
Year Ended December 31, 2013 (e)	$15.26	0.30	4.52	4.82	(0.34)	(0.35)	(0.69)	$19.39	31.90%	$268,063,713	0.89%	1.69%	0.89%	48.11%
Year Ended December 31, 2012 (e)	$14.00	0.27	1.77	2.04	(0.15)	(0.63)	(0.78)	$15.26	14.66%	$234,721,079	0.91%	1.80%	0.91%	44.60%
Year Ended December 31, 2011 (e)	$14.19	0.26	(0.17)	0.09	(0.24)	(0.04)	(0.28)	$14.00	0.65%	$245,684,277	0.91%	1.80%	0.91%	61.37%
Year Ended December 31, 2010 (e)	$12.74	0.24	1.45	1.69	(0.09)	(0.15)	(0.24)	$14.19	13.46%	$305,129,292	0.88%	1.77%	0.95%	181.67%
Period Ended December 31, 2009 (e)(f)	$10.00	0.19	3.17	3.36	(0.11)	(0.51)	(0.62)	$12.74	33.69%	$4,551,767	0.91%	2.10%	1.38%	46.72%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$19.32	0.16	1.49	1.65	–	–	–	$20.97	8.54%	$179,901,906	1.06%	1.65%	1.14%	21.74%
Year Ended December 31, 2013 (e)	$15.21	0.27	4.50	4.77	(0.31)	(0.35)	(0.66)	$19.32	31.67%	$173,892,352	1.06%	1.52%	1.14%	48.11%
Year Ended December 31, 2012 (e)	$13.96	0.24	1.76	2.00	(0.12)	(0.63)	(0.75)	$15.21	14.45%	$145,274,946	1.08%	1.63%	1.16%	44.60%
Year Ended December 31, 2011 (e)	$14.15	0.23	(0.16)	0.07	(0.22)	(0.04)	(0.26)	$13.96	0.49%	$150,054,472	1.08%	1.64%	1.16%	61.37%
Year Ended December 31, 2010 (e)	$12.73	0.24	1.41	1.65	(0.08)	(0.15)	(0.23)	$14.15	13.15%	$162,949,432	1.08%	1.78%	1.43%	181.67%
Period Ended December 31, 2009 (e)(f)	$10.00	0.17	3.18	3.35	(0.11)	(0.51)	(0.62)	$12.73	33.55%	$4,350,996	1.08%	1.80%	1.79%	46.72%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,810,803	$1,972,709	$—	$5,783,512
Air Freight & Logistics	1,402,952	—	—	1,402,952
Airlines	756,727	1,686,219	—	2,442,946
Automobiles	2,847,372	2,187,902	—	5,035,274
Banks	48,735,340	—	—	48,735,340
Beverages	1,455,349	—	—	1,455,349
Capital Markets	17,270,379	—	—	17,270,379
Commercial Services & Supplies	22,373,146	—	—	22,373,146
Communications Equipment	7,182,520	—	—	7,182,520
Containers & Packaging	2,759,325	—	—	2,759,325
Diversified Financial Services	6,780,006	—	—	6,780,006
Diversified Telecommunication Services	10,625,812	—	—	10,625,812
Electric Utilities	13,700,641	—	—	13,700,641
Food & Staples Retailing	9,109,144	—	—	9,109,144
Food Products	8,657,735	3,931,127	—	12,588,862
Gas Utilities	2,296,172	—	—	2,296,172
Health Care Equipment & Supplies	18,073,306	—	—	18,073,306
Health Care Providers & Services	10,775,431	—	—	10,775,431
Hotels, Restaurants & Leisure	6,768,857	—	—	6,768,857
Household Products	12,442,290	—	—	12,442,290
Industrial Conglomerates	13,708,778	4,368,429	—	18,077,207
Insurance	20,176,691	—	—	20,176,691
Life Sciences Tools & Services	943,093	—	—	943,093
Media	2,394,049	—	—	2,394,049
Metals & Mining	6,489,099	—	—	6,489,099
Multiline Retail	4,309,713	—	—	4,309,713
Multi-Utilities	7,530,029	—	—	7,530,029
Oil, Gas & Consumable Fuels	68,005,837	6,260,564	—	74,266,401
Pharmaceuticals	33,365,496	—	—	33,365,496
Real Estate Investment Trusts (REITs)	12,862,391	—	—	12,862,391
Road & Rail	2,809,308	—	—	2,809,308
Semiconductors & Semiconductor Equipment	14,502,959	—	—	14,502,959
Software	4,338,572	—	—	4,338,572
Specialty Retail	6,028,723	—	—	6,028,723
Technology Hardware, Storage & Peripherals	17,515,606	—	—	17,515,606
Textiles, Apparel & Luxury Goods	1,111,654	—	—	1,111,654
Thrifts & Mortgage Finance	2,404,900	—	—	2,404,900
Wireless Telecommunication Services	1,150,110	—	—	1,150,110
Total Common Stocks	$427,470,315	$20,406,950	$—	$447,877,265
Forward Foreign Currency Contracts	—	437	—	437
Mutual Fund	7,107,678	—	—	7,107,678
Total Assets	$434,577,993	$20,407,387	$—	$454,985,380
Liabilities:
Forward Foreign Currency Contracts	—	(162,710)	—	(162,710)
Total Liabilities	$—	$(162,710)	$—	$(162,710)
Total	$434,577,993	$20,244,677	$—	$454,822,670

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/ (depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$437
Total		$437

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(162,710)
Total		$(162,710)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(77,148)
Total	$(77,148)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(53,968)
Total	$(53,968)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2014:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$437	$—	$437
Total	$437	$—	$437

Amounts designated as “—” are zero.

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
JPMorgan Chase Bank	$437	$(437)	$—	$—
Total	$437	$(437)	$—	$—

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(162,710)	$—	$(162,710)
Total	$(162,710)	$—	$(162,710)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Credit Suisse International	$(36,367)	$—	$—	$(36,367)
JPMorgan Chase Bank	(45,679)	437	—	(45,242)
UBS AG	(80,664)	—	—	(80,664)
Total	$(162,710)	$—	$—	$(162,273)

Amounts designated as “—” are zero.

(d)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Fund had no portfolio securities on loan.

(e)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the Fund held no repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Effective May 1, 2014, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.57%
$500 million up to $1 billion	0.55%
$1 billion and more	0.53%

Prior to May 1, 2014, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All Assets	0.57%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.57%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, without any exclusions, for Rule 12b-1 fees or administrative services fees according to the table below through April 30, 2015.

Class	Expense Limitation
Class I	0.92%
Class II	1.09%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $85,328 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $700.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.08% of these fees for Class II shares of the Fund until at least April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $68,409.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $543,410 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.25% and 0.25% for Class I Class II shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $94,182,336 and sales of $116,242,887 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$364,540,423	$93,091,388	$(2,646,868)	$90,444,520

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June 30, 2014 (Unaudited)

American Century NVIT Multi-Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

27

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class I shares were ranked within the first and the second quintile, respectively, of the Fund’s expense group. The Trustees also noted that the Fund’s Class I shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

28

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. The Trustees considered that the Adviser had agreed to add breakpoints to the advisory fee schedule at $500 million and $1 billion, effective May 1, 2014. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

29

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

30

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

31

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

32

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

33

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

34

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

35

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

36

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

37

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

38

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

39

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

40

Semiannual Report

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

SAR-MCO 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	Neuberger Berman NVIT Multi Cap Opportunities Fund

Asset Allocation†

Common Stocks	99.5%
Mutual Fund	0.7%
Liabilities in excess of other assets	(0.2)%
100.0%

Top Industries††

Health Care Providers & Services	10.8%
Road & Rail	5.7%
Diversified Financial Services	5.6%
Banks	5.4%
Oil, Gas & Consumable Fuels	5.2%
Software	4.9%
Aerospace & Defense	4.8%
Media	4.7%
Food Products	4.5%
Hotels, Restaurants & Leisure	4.3%
Other Industries	44.1%
100.0%

Top Holdings††

JPMorgan Chase & Co.	3.8%
Schlumberger Ltd.	3.6%
HCA Holdings, Inc.	3.6%
Boeing Co. (The)	3.3%
eBay, Inc.	3.3%
Berkshire Hathaway, Inc., Class B	3.3%
Carpenter Technology Corp.	3.1%
Cardinal Health, Inc.	3.1%
Pfizer, Inc.	3.1%
3M Co.	2.9%
Other Holdings	66.9%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	Neuberger Berman NVIT Multi Cap Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Multi Cap Opportunities Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,042.10	4.25	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84
Class II Shares	Actual	(a)	1,000.00	1,041.60	4.76	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.13	4.71	0.94

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.5%

	Shares	Market Value

Aerospace & Defense 4.8%
Boeing Co. (The)	63,000	$8,015,490
Raytheon Co.	40,000	3,690,000

		11,705,490

Banks 5.4%
JPMorgan Chase & Co.	160,000	9,219,200
Wells Fargo & Co.	75,000	3,942,000

		13,161,200

Capital Markets 1.4%
Goldman Sachs Group, Inc. (The)	20,000	3,348,800

Chemicals 1.4%
Scotts Miracle-Gro Co. (The), Class A	60,000	3,411,600

Commercial Services & Supplies 1.0%
Covanta Holding Corp.	120,000	2,473,200

Containers & Packaging 2.4%
Sealed Air Corp.	170,000	5,808,900

Diversified Financial Services 5.6%
Berkshire Hathaway, Inc., Class B*	63,000	7,973,280
Intercontinental Exchange, Inc.	30,000	5,667,000

		13,640,280

Electrical Equipment 2.9%
ABB Ltd., ADR-CH*	195,000	4,488,900
Rockwell Automation, Inc.	20,000	2,503,200

		6,992,100

Energy Equipment & Services 3.6%
Schlumberger Ltd.	75,000	8,846,250

Food Products 4.5%
ConAgra Foods, Inc.	155,000	4,600,400
Kraft Foods Group, Inc.	25,000	1,498,750
Mondelez International, Inc., Class A	130,000	4,889,300

		10,988,450

Gas Utilities 2.1%
National Fuel Gas Co.	65,000	5,089,500

Health Care Equipment & Supplies 1.9%
Hill-Rom Holdings, Inc.	110,000	4,566,100

Health Care Providers & Services 10.9%
Aetna, Inc.	80,000	6,486,400
Cardinal Health, Inc.	110,000	7,541,600
HCA Holdings, Inc.*	155,000	8,738,900
Henry Schein, Inc.*	30,000	3,560,100

		26,327,000

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 4.3%
Hyatt Hotels Corp., Class A*	95,000	$5,793,100
SeaWorld Entertainment, Inc.	165,000	4,674,450

		10,467,550

Household Products 2.4%
Procter & Gamble Co. (The)	73,000	5,737,070

Industrial Conglomerates 3.0%
3M Co.	50,000	7,162,000

Internet Software & Services 3.3%
eBay, Inc.*	160,000	8,009,600

Leisure Products 2.4%
Mattel, Inc.	150,000	5,845,500

Machinery 1.8%
Stanley Black & Decker, Inc.	50,000	4,391,000

Media 4.8%
Omnicom Group, Inc.	100,000	7,122,000
Twenty-First Century Fox, Inc., Class A	125,000	4,393,750

		11,515,750

Metals & Mining 3.1%
Carpenter Technology Corp.	120,000	7,590,000

Oil, Gas & Consumable Fuels 5.2%
Cenovus Energy, Inc.	175,000	5,664,750
Range Resources Corp.	79,000	6,869,050

		12,533,800

Pharmaceuticals 3.1%
Pfizer, Inc.	250,000	7,420,000

Professional Services 2.5%
Nielsen NV	125,000	6,051,250

Road & Rail 5.7%
CSX Corp.	225,000	6,932,250
Hertz Global Holdings, Inc.*	250,000	7,007,500

		13,939,750

Software 4.9%
Activision Blizzard, Inc.	270,000	6,021,000
Microsoft Corp.	140,000	5,838,000

		11,859,000

Specialty Retail 2.0%
Bed Bath & Beyond, Inc.*	85,000	4,877,300

Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	49,000	4,553,570

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods 1.2%
Hanesbrands, Inc.	30,000	$2,953,200

Total Common Stocks (cost $188,799,314)		241,265,210

Mutual Fund 0.7%
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (a)	1,789,580	1,789,580

Total Mutual Fund (cost $1,789,580)		1,789,580

Total Investments (cost $190,588,894) (b) — 100.2%		243,054,790

Liabilities in excess of other assets — (0.2%)		(411,549)

NET ASSETS — 100.0%		$242,643,241

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

Ltd.	Limited

NV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
Assets:
Investments, at value (cost $190,588,894)	$243,054,790
Cash	106
Dividends receivable	240,284
Receivable for investments sold	3,185,485
Receivable for capital shares issued	97
Reclaims receivable	5,218
Prepaid expenses	1,404

Total Assets	246,487,384

Liabilities:
Payable for investments purchased	3,427,952
Payable for capital shares redeemed	223,630
Accrued expenses and other payables:
Investment advisory fees	120,002
Fund administration fees	11,067
Distribution fees	6,694
Administrative servicing fees	24,089
Accounting and transfer agent fees	38
Trustee fees	99
Custodian fees	1,694
Compliance program costs (Note 3)	197
Professional fees	11,605
Printing fees	16,474
Other	602

Total Liabilities	3,844,143

Net Assets	$242,643,241

Represented by:
Capital	$137,125,480
Accumulated undistributed net investment income	1,388,562
Accumulated net realized gains from investments	51,663,303
Net unrealized appreciation/(depreciation) from investments	52,465,896

Net Assets	$242,643,241

Net Assets:
Class I Shares	$210,044,594
Class II Shares	32,598,647

Total	$242,643,241

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	17,681,094
Class II Shares	2,768,773

Total	20,449,867

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.88
Class II Shares	$11.77

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
INVESTMENT INCOME:
Dividend income	$2,245,911
Foreign tax withholding	(25,383)

Total Income	2,220,528

EXPENSES:
Investment advisory fees	720,953
Fund administration fees	64,388
Distribution fees Class II Shares	41,314
Administrative servicing fees Class I Shares	155,451
Professional fees	15,070
Printing fees	9,002
Trustee fees	3,526
Custodian fees	4,357
Accounting and transfer agent fees	166
Compliance program costs (Note 3)	394
Other	6,598

Total Expenses	1,021,219

NET INVESTMENT INCOME	1,199,309

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	14,368,822
Net change in unrealized appreciation/(depreciation) from investments	(5,826,641)

Net realized/unrealized gains from investments	8,542,181

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,741,490

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$1,199,309	$2,392,124
Net realized gains from investments	14,368,822	39,942,920
Net change in unrealized appreciation/(depreciation) from investments	(5,826,641)	39,709,556

Change in net assets resulting from operations	9,741,490	82,044,600

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,984,486)
Class II	–	(307,578)
Net realized gains:
Class I	–	(8,161,111)
Class II	–	(1,445,962)

Change in net assets from shareholder distributions	–	(11,899,137)

Change in net assets from capital transactions	(19,520,371)	(13,009,812)

Change in net assets	(9,778,881)	57,135,651

Net Assets:
Beginning of period	252,422,122	195,286,471

End of period	$242,643,241	$252,422,122

Accumulated undistributed net investment income at end of period	$1,388,562	$189,253

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,984,107	$7,010,680
Dividends reinvested	–	10,145,597
Cost of shares redeemed	(15,912,214)	(33,391,124)

Total Class I Shares	(13,928,107)	(16,234,847)

Class II Shares
Proceeds from shares issued	1,273,475	14,004,135
Dividends reinvested	–	1,753,540
Cost of shares redeemed	(6,865,739)	(12,532,640)

Total Class II Shares	(5,592,264)	3,225,035

Change in net assets from capital transactions	$(19,520,371)	$(13,009,812)

10

Statements of Changes in Net Assets (Continued)

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	174,828	712,858
Reinvested	–	971,076
Redeemed	(1,397,977)	(3,290,786)

Total Class I Shares	(1,223,149)	(1,606,852)

Class II Shares
Issued	113,305	1,425,294
Reinvested	–	169,629
Redeemed	(612,340)	(1,246,592)

Total Class II Shares	(499,035)	348,331

Total change in shares	(1,722,184)	(1,258,521)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class I Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$11.40	0.06	0.42	0.48	–	–	–	$11.88	4.21%		$210,044,594	0.84%	1.01%	0.84%	14.14%
Year Ended December 31, 2013 (d)	$8.34	0.11	3.50	3.61	(0.11)	(0.44)	(0.55)	$11.40	43.82%		$215,486,565	0.84%	1.05%	0.84%	100.24%
Year Ended December 31, 2012 (d)	$7.79	0.12	1.17	1.29	(0.12)	(0.62)	(0.74)	$8.34	16.94%		$171,120,656	0.85%	1.47%	0.85%	125.03%
Year Ended December 31, 2011 (d)	$8.95	0.05	(1.09)	(1.04)	(0.05)	(0.07)	(0.12)	$7.79	(11.62%	)	$175,068,378	0.83%	0.59%	0.83%	102.26%
Year Ended December 31, 2010 (d)	$8.45	0.02	1.28	1.30	(0.02)	(0.78)	(0.80)	$8.95	15.61%		$235,348,957	0.87%	0.21%	0.87%	41.75%
Year Ended December 31, 2009 (d)	$5.54	0.02	2.92	2.94	(0.01)	(0.02)	(0.03)	$8.45	52.96%		$250,604,126	0.86%	0.21%	0.86%	85.68%

Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$11.30	0.05	0.42	0.47	–	–	–	$11.77	4.16%		$32,598,647	0.94%	0.91%	0.94%	14.14%
Year Ended December 31, 2013 (d)	$8.28	0.10	3.46	3.56	(0.10)	(0.44)	(0.54)	$11.30	43.53%		$36,935,557	0.94%	0.96%	0.94%	100.24%
Year Ended December 31, 2012 (d)	$7.74	0.11	1.16	1.27	(0.11)	(0.62)	(0.73)	$8.28	16.84%		$24,165,815	0.95%	1.38%	0.95%	125.03%
Year Ended December 31, 2011 (d)	$8.89	0.05	(1.09)	(1.04)	(0.04)	(0.07)	(0.11)	$7.74	(11.66%	)	$23,698,456	0.93%	0.53%	0.93%	102.26%
Year Ended December 31, 2010 (d)	$8.41	0.01	1.26	1.27	(0.01)	(0.78)	(0.79)	$8.89	15.39%		$18,627,250	0.97%	0.13%	0.97%	41.75%
Year Ended December 31, 2009 (d)	$5.51	0.01	2.91	2.92	–	(0.02)	(0.02)	$8.41	52.96%		$11,540,412	1.00%	0.11%	1.05%	85.68%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.60%
$1 billion and more	0.55%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.60%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

During the six months ended June 30, 2014, NFM earned $64,388 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $394.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2014, NFS earned $155,451 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class I shares.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $34,087,937 and sales of $51,246,669 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $5,889 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$190,780,657	$53,628,945	$(1,354,812)	$52,274,133

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Multi-Cap Opportunities Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class I shares were ranked within the second and the first quintile, respectively, of the Fund’s expense group. The Trustees also noted that the Fund’s Class I shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

SAR-SR 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	Neuberger Berman NVIT Socially Responsible Fund

Asset Allocation†

Common Stocks	98.3%
Mutual Fund	2.4%
Liabilities in excess of other assets	(0.7)%
100.0%

Top Industries††

Industrial Conglomerates	7.9%
Semiconductors & Semiconductor Equipment	7.6%
Food Products	6.2%
Pharmaceuticals	5.4%
Household Durables	5.3%
Health Care Equipment & Supplies	5.2%
Consumer Finance	5.0%
Specialty Retail	4.6%
Oil, Gas & Consumable Fuels	4.5%
Insurance	3.5%
Other Industries	44.8%
100.0%

Top Holdings††

Newell Rubbermaid, Inc.	5.3%
Texas Instruments, Inc.	5.0%
American Express Co.	5.0%
Danaher Corp.	4.4%
Unilever NV	3.6%
Progressive Corp. (The)	3.5%
3M Co.	3.5%
Noble Energy, Inc.	3.4%
Intuit, Inc.	3.3%
U.S. Bancorp	3.2%
Other Holdings	59.8%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	Neuberger Berman NVIT Socially Responsible Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Socially Responsible Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,049.70	4.07	0.80
	Hypothetical	(a)(b)	1,000.00	1,020.83	4.01	0.80
Class II Shares	Actual	(a)	1,000.00	1,049.10	4.52	0.89
	Hypothetical	(a)(b)	1,000.00	1,020.38	4.46	0.89

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.3%

	Shares	Market Value

Airlines 1.8%
Ryanair Holdings PLC, ADR-IE*	58,037	$3,238,465

Auto Components 1.5%
BorgWarner, Inc.	41,391	2,698,279

Banks 3.3%
U.S. Bancorp	135,243	5,858,727

Capital Markets 2.0%
Lazard Ltd., Class A	69,948	3,606,519

Chemicals 2.9%
Novozymes A/S, Class B	33,189	1,664,643
Praxair, Inc.	26,920	3,576,053

		5,240,696

Commercial Services & Supplies 1.2%
Herman Miller, Inc.	68,332	2,066,360

Consumer Finance 5.0%
American Express Co.	94,154	8,932,390

Diversified Financial Services 3.1%
Intercontinental Exchange, Inc.	29,135	5,503,601

Diversified Telecommunication Services 1.5%
tw telecom, Inc.*	68,047	2,742,975

Energy Equipment & Services 3.0%
Schlumberger Ltd.	45,967	5,421,808

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	38,757	4,463,256

Food Products 6.3%
J.M. Smucker Co. (The)	44,723	4,766,130
Unilever NV, NYRS-NL	148,423	6,494,991

		11,261,121

Health Care Equipment & Supplies 5.2%
Abbott Laboratories	101,896	4,167,546
Becton, Dickinson and Co.	43,860	5,188,638

		9,356,184

Household Durables 5.3%
Newell Rubbermaid, Inc.	306,535	9,499,520

Household Products 2.4%
Procter & Gamble Co. (The)	54,033	4,246,453

Industrial Conglomerates 7.9%
3M Co.	44,136	6,322,041
Danaher Corp.	99,946	7,868,748

		14,190,789

Information Technology Services 1.3%
MasterCard, Inc., Class A	31,653	2,325,546

Insurance 3.5%
Progressive Corp. (The)	250,300	6,347,608

Internet Software & Services 3.1%
eBay, Inc.*	111,550	5,584,193

Common Stocks (continued)

	Shares	Market Value

Media 1.3%
Scripps Networks Interactive, Inc., Class A	28,395	$2,303,970

Metals & Mining 1.9%
Nucor Corp.	68,266	3,362,100

Oil, Gas & Consumable Fuels 4.6%
Cimarex Energy Co.	13,606	1,951,917
Noble Energy, Inc.	79,961	6,193,779

		8,145,696

Pharmaceuticals 5.5%
Roche Holding AG, ADR-CH	141,663	5,284,030
Sanofi, ADR-FR	85,234	4,531,892

		9,815,922

Professional Services 3.2%
Robert Half International, Inc.	119,488	5,704,357

Road & Rail 1.9%
J.B. Hunt Transport Services, Inc.	46,374	3,421,474

Semiconductors & Semiconductor Equipment 7.7%
Microchip Technology, Inc.	97,566	4,762,196
Texas Instruments, Inc.	188,325	9,000,052

		13,762,248

Software 3.3%
Intuit, Inc.	74,137	5,970,253

Specialty Retail 4.6%
O’Reilly Automotive, Inc.*	17,854	2,688,812
TJX Cos., Inc. (The)	104,910	5,575,967

		8,264,779

Trading Companies & Distributors 1.5%
W.W. Grainger, Inc.	10,258	2,608,302

Total Common Stocks (cost $126,874,795)		175,943,591

Mutual Fund 2.4%
Money Market Fund 2.4%
Fidelity Institutional Money Market Fund —Institutional Class, 0.09% (a)	4,306,174	4,306,174

Total Mutual Fund (cost $4,306,174)		4,306,174

Total Investments (cost $131,180,969) (b) — 100.7%		180,249,765

Liabilities in excess of other assets — (0.7%)		(1,278,947)

NET ASSETS — 100.0%		$178,970,818

*	Denotes a non-income producing security.

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

CH	Switzerland

FR	France

IE	Ireland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares
PLC	Public Limited Company

7

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
Assets:
Investments, at value (cost $131,180,969)	$180,249,765
Foreign currencies, at value (cost $4,449)	4,547
Dividends receivable	96,723
Receivable for capital shares issued	3,402
Reclaims receivable	16,567
Prepaid expenses	1,073

Total Assets	180,372,077

Liabilities:
Payable for investments purchased	442,674
Payable for capital shares redeemed	802,278
Accrued expenses and other payables:
Investment advisory fees	97,041
Fund administration fees	9,936
Distribution fees	12,732
Administrative servicing fees	9,407
Accounting and transfer agent fees	49
Trustee fees	72
Custodian fees	1,185
Compliance program costs (Note 3)	154
Professional fees	13,385
Printing fees	11,774
Other	572

Total Liabilities	1,401,259

Net Assets	$178,970,818

Represented by:
Capital	$118,816,244
Accumulated undistributed net investment income	1,118,624
Accumulated net realized gains from investments and foreign currency transactions	9,966,330
Net unrealized appreciation/(depreciation) from investments	49,068,796
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	824

Net Assets	$178,970,818

Net Assets:
Class I Shares	$9,601,209
Class II Shares	169,369,609

Total	$178,970,818

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	606,551
Class II Shares	10,709,484

Total	11,316,035

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.83
Class II Shares	$15.81

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
INVESTMENT INCOME:
Dividend income	$1,912,380
Foreign tax withholding	(2,636)

Total Income	1,909,744

EXPENSES:
Investment advisory fees	592,925
Fund administration fees	58,155
Distribution fees Class II Shares	215,181
Administrative servicing fees Class I Shares	2,573
Administrative servicing fees Class II Shares	43,038
Professional fees	13,941
Printing fees	7,797
Trustee fees	2,608
Custodian fees	3,665
Accounting and transfer agent fees	288
Compliance program costs (Note 3)	299
Other	5,808

Total expenses before earnings credit and fees waived	946,278

Earnings credit (Note 4)	(5)
Distribution fees waived - Class II (Note 3)	(137,717)

Net Expenses	808,556

NET INVESTMENT INCOME	1,101,188

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	19,385,928
Net realized losses from foreign currency transactions (Note 2)	(2,987)

Net realized gains from investments and foreign currency transactions	19,382,941

Net change in unrealized appreciation/(depreciation) from investments	(12,055,217)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(147)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(12,055,364)

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	7,327,577

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,428,765

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$1,101,188	$1,133,179
Net realized gains from investments and foreign currency transactions	19,382,941	26,719,216
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(12,055,364)	31,032,189

Change in net assets resulting from operations	8,428,765	58,884,584

Distributions to Shareholders From:
Net investment income:
Class I	–	(80,809)
Class II	–	(1,189,129)

Change in net assets from shareholder distributions	–	(1,269,938)

Change in net assets from capital transactions	(25,619,618)	(26,180,163)

Change in net assets	(17,190,853)	31,434,483

Net Assets:
Beginning of period	196,161,671	164,727,188

End of period	$178,970,818	$196,161,671

Accumulated undistributed net investment income at end of period	$1,118,624	$17,436

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,496,036	$6,236,627
Dividends reinvested	–	80,809
Cost of shares redeemed	(3,465,900)	(6,349,230)

Total Class I Shares	(1,969,864)	(31,794)

Class II Shares
Proceeds from shares issued	1,389,809	7,907,786
Dividends reinvested	–	1,189,129
Cost of shares redeemed	(25,039,563)	(35,245,284)

Total Class II Shares	(23,649,754)	(26,148,369)

Change in net assets from capital transactions	$(25,619,618)	$(26,180,163)

SHARE TRANSACTIONS:
Class I Shares
Issued	100,086	485,123
Reinvested	–	5,587
Redeemed	(232,866)	(491,402)

Total Class I Shares	(132,780)	(692)

Class II Shares
Issued	90,413	596,171
Reinvested	–	82,312
Redeemed	(1,655,188)	(2,708,820)

Total Class II Shares	(1,564,775)	(2,030,337)

Total change in shares	(1,697,555)	(2,031,029)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$15.08	0.10	0.65	0.75	–	–	$15.83	4.97%	$9,601,209	0.80%	1.34%	0.80%	16.76%
Year Ended December 31, 2013 (e)	$10.95	0.09	4.15	4.24	(0.11)	(0.11)	$15.08	38.77%	$11,149,054	0.80%	0.70%	0.80%	29.66%
Year Ended December 31, 2012 (e)	$9.94	0.13	1.01	1.14	(0.13)	(0.13)	$10.95	11.50%	$8,105,858	0.81%	1.23%	0.81%	29.83%
Year Ended December 31, 2011 (e)	$10.34	0.06	(0.39)	(0.33)	(0.07)	(0.07)	$9.94	(3.18)%	$6,590,973	0.79%	0.57%	0.79%	30.20%
Year Ended December 31, 2010 (e)	$8.43	0.07	1.91	1.98	(0.07)	(0.07)	$10.34	23.58%	$5,448,468	0.80%	0.75%	0.80%	34.50%
Year Ended December 31, 2009 (e)	$6.44	0.03	1.99	2.02	(0.03)	(0.03)	$8.43	31.53%	$6,215,347	0.76%	0.43%	0.79%	45.46%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$15.07	0.09	0.65	0.74	–	–	$15.81	4.91%	$169,369,609	0.89%	1.20%	1.05%	16.76%
Year Ended December 31, 2013 (e)	$10.95	0.08	4.14	4.22	(0.10)	(0.10)	$15.07	38.55%	$185,012,617	0.89%	0.62%	1.05%	29.66%
Year Ended December 31, 2012 (e)	$9.94	0.12	1.01	1.13	(0.12)	(0.12)	$10.95	11.38%	$156,621,330	0.90%	1.13%	1.06%	29.83%
Year Ended December 31, 2011 (e)	$10.34	0.05	(0.38)	(0.33)	(0.07)	(0.07)	$9.94	(3.27)%	$179,310,401	0.88%	0.50%	1.04%	30.20%
Year Ended December 31, 2010 (e)	$8.42	0.06	1.92	1.98	(0.06)	(0.06)	$10.34	23.56%	$206,196,841	0.89%	0.64%	1.05%	34.50%
Year Ended December 31, 2009 (e)	$6.44	0.02	1.99	2.01	(0.03)	(0.03)	$8.42	31.27%	$285,826,052	0.85%	0.34%	0.93%	45.46%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$3,238,465	$—	$—	$3,238,465
Auto Components	2,698,279	—	—	2,698,279
Banks	5,858,727	—	—	5,858,727
Capital Markets	3,606,519	—	—	3,606,519
Chemicals	3,576,053	1,664,643	—	5,240,696
Commercial Services & Supplies	2,066,360	—	—	2,066,360
Consumer Finance	8,932,390	—	—	8,932,390
Diversified Financial Services	5,503,601	—	—	5,503,601
Diversified Telecommunication Services	2,742,975	—	—	2,742,975
Energy Equipment & Services	5,421,808	—	—	5,421,808
Food & Staples Retailing	4,463,256	—	—	4,463,256
Food Products	11,261,121	—	—	11,261,121
Health Care Equipment & Supplies	9,356,184	—	—	9,356,184
Household Durables	9,499,520	—	—	9,499,520
Household Products	4,246,453	—	—	4,246,453
Industrial Conglomerates	14,190,789	—	—	14,190,789
Information Technology Services	2,325,546	—	—	2,325,546
Insurance	6,347,608	—	—	6,347,608
Internet Software & Services	5,584,193	—	—	5,584,193
Media	2,303,970	—	—	2,303,970
Metals & Mining	3,362,100	—	—	3,362,100
Oil, Gas & Consumable Fuels	8,145,696	—	—	8,145,696
Pharmaceuticals	9,815,922	—	—	9,815,922
Professional Services	5,704,357	—	—	5,704,357
Road & Rail	3,421,474	—	—	3,421,474
Semiconductors & Semiconductor Equipment	13,762,248	—	—	13,762,248
Software	5,970,253	—	—	5,970,253
Specialty Retail	8,264,779	—	—	8,264,779
Trading Companies & Distributors	2,608,302	—	—	2,608,302
Total Common Stocks	$174,278,948	$1,664,643	$—	$175,943,591
Mutual Fund	4,306,174	—	—	4,306,174
Total	$178,585,122	$1,664,643	$—	$180,249,765
Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security from the sale of a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.65%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $58,155 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $299.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $137,717.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $45,611 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.05% and 0.05% for Class I and II shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $30,413,262 and sales of $54,566,278 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Social Policy

The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

—	undervalued stocks that do not meet the social criteria could outperform those that do;

—	economic or political changes could make certain companies less attractive for investment; or

—	the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $9,967 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$131,576,841	$49,023,652	$(350,728)	$48,672,924

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2014 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares each ranked within the second quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class II shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may

21

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

22

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116

Director of
Dentsply
International, Inc.
(dental products)

from 2002 to present,
Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and
Minerals
Technology, Inc.
(specialty
chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for march FIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116

Director of Nationwide

Corporation since 2001, Nationwide Financial Services, Inc. since 1997,

Nationwide Foundation since 2002, Nationwide Life

Insurance Company since 2002, Nationwide Life and

Annuity Insurance

Company since 2002,

Nationwide Mutual Fire Insurance Company since

2001, Nationwide Mutual Insurance Company since

2002, and Scottsdale

Insurance Company since 2001 (all financial services

and insurance

companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of

Public Welfare Foundation (non-profit foundation) since 2009.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

27

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

28

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

29

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

31

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

32

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Semiannual Report

June 30, 2014 (Unaudited)

Templeton NVIT International Value Fund

SAR-IV 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	Templeton NVIT International Value Fund

Asset Allocation†

Common Stocks	97.2%
Mutual Fund	2.7%
Repurchase Agreements	0.6%
Right††	0.0%
Liabilities in excess of other assets	(0.5)%
100.0%

Top Industries†††

Pharmaceuticals	13.0%
Banks	11.7%
Oil, Gas & Consumable Fuels	10.6%
Insurance	7.4%
Diversified Telecommunication Services	5.6%
Semiconductors & Semiconductor Equipment	4.0%
Automobiles	3.4%
Industrial Conglomerates	3.1%
Auto Components	2.6%
Energy Equipment & Services	2.5%
Other Industries*	36.1%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund— Institutional Class	2.7%
Roche Holding AG	2.4%
Samsung Electronics Co., Ltd.	2.2%
Sanofi	2.2%
Bayer AG	2.1%
GlaxoSmithKline PLC	2.0%
ING Groep NV	1.9%
Total SA	1.9%
Cie Generale des Etablissements Michelin	1.8%
BNP Paribas SA	1.8%
Other Holdings*	79.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

4

Fund Overview (con’t.)	Templeton NVIT International Value Fund

Top Countries†††

United Kingdom	17.6%
France	11.3%
Germany	11.0%
Netherlands	8.8%
Switzerland	6.7%
South Korea	6.3%
Japan	5.3%
Hong Kong	4.8%
Italy	3.8%
Singapore	3.2%
Other Countries*	21.2%
100.0%

†††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	Templeton NVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Templeton NVIT International Value Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares(a)	Actual	(b)	1,000.00	1,031.10	4.99	0.99
	Hypothetical	(b)(c)	1,000.00	1,019.89	4.96	0.99

(a)	Effective April 30, 2014, Class III Shares were renamed Class I Shares.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2014 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.2%

	Shares	Market Value

BELGIUM 0.5%
Banks 0.5%
KBC Groep NV*	21,799	$1,185,890

BRAZIL 0.9%
Aerospace & Defense 0.4%
Embraer SA, ADR	34,432	1,254,358

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA, ADR	75,177	1,175,768

		2,430,126

CANADA 1.8%
Energy Equipment & Services 0.7%
Ensign Energy Services, Inc.	33,300	517,109
Trican Well Service Ltd. (a)	83,600	1,349,916

		1,867,025

Oil, Gas & Consumable Fuels 1.1%
Talisman Energy, Inc.	253,400	2,678,742

		4,545,767

CHINA 2.9%
Diversified Telecommunication Services 1.0%
China Telecom Corp., Ltd., H Shares	5,364,000	2,623,683

Health Care Providers & Services 0.4%
Sinopharm Group Co., Ltd. H Shares	389,200	1,077,434

Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	700,000	1,831,423

Machinery 0.3%
Weichai Power Co., Ltd., H Shares	170,600	658,880

Oil, Gas & Consumable Fuels 0.5%
China Shenhua Energy Co., Ltd., H Shares*	461,000	1,331,730

		7,523,150

FRANCE 11.2%
Auto Components 1.8%
Cie Generale des Etablissements Michelin	39,590	4,727,134

Banks 1.8%
BNP Paribas SA	67,470	4,585,178

Building Products 0.9%
Compagnie de Saint-Gobain	42,170	2,379,325

Diversified Telecommunication Services 0.6%
Vivendi SA*	60,495	1,480,407

Energy Equipment & Services 0.6%
Technip SA	14,310	1,563,530

Insurance 1.5%
AXA SA	162,374	3,879,656

Oil, Gas & Consumable Fuels 1.9%
Total SA	68,640	4,966,083

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Pharmaceuticals 2.1%
Sanofi	53,510	$5,687,554

		29,268,867

GERMANY 11.1%
Air Freight & Logistics 0.5%
Deutsche Post AG REG	35,540	1,282,813

Airlines 0.5%
Deutsche Lufthansa AG REG	62,110	1,333,319

Construction Materials 0.8%
HeidelbergCement AG	25,100	2,138,720

Diversified Financial Services 0.6%
Deutsche Boerse AG	19,100	1,480,911

Food & Staples Retailing 0.7%
Metro AG*	44,340	1,929,609

Industrial Conglomerates 1.2%
Siemens AG REG	23,240	3,068,473

Insurance 1.3%
Muenchener Rueckversicherungs AG REG	15,520	3,436,878

Pharmaceuticals 3.4%
Bayer AG REG	38,237	5,394,215
Merck KGaA	36,060	3,127,005

		8,521,220

Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG	209,960	2,620,962

Software 1.1%
SAP AG	24,550	1,891,693
Software AG	26,450	954,439

		2,846,132

		28,659,037

HONG KONG 4.8%
Household Durables 0.1%
Haier Electronics Group Co., Ltd.	83,000	216,927

Industrial Conglomerates 1.1%
Hutchison Whampoa Ltd.	200,000	2,735,313

Insurance 0.7%
AIA Group Ltd.	366,600	1,842,023

Real Estate Management & Development 1.3%
Cheung Kong Holdings Ltd.	105,000	1,862,873
Swire Pacific Ltd., Class A	99,000	1,218,525
Swire Properties Ltd.	105,000	306,858

		3,388,256

Trading Companies & Distributors 0.4%
Noble Group Ltd.	950,000	1,045,660

Wireless Telecommunication Services 1.2%
China Mobile Ltd.	327,500	3,180,923

		12,409,102

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IRELAND 1.9%
Construction Materials 1.4%
CRH PLC	147,704	$3,786,491

Pharmaceuticals 0.5%
Perrigo Co. PLC	8,310	1,211,266

		4,997,757

ISRAEL 1.3%
Pharmaceuticals 1.3%
Teva Pharmaceutical Industries Ltd., ADR	64,307	3,370,973

ITALY 3.9%
Banks 2.2%
Intesa Sanpaolo SpA	639,827	1,974,077
UniCredit SpA	436,056	3,646,026

		5,620,103

Energy Equipment & Services 0.3%
Saipem SpA*	27,295	735,959

Oil, Gas & Consumable Fuels 1.4%
Eni SpA	131,387	3,593,392

		9,949,454

JAPAN 5.3%
Automobiles 2.9%
Nissan Motor Co., Ltd.	349,900	3,313,364
Toyota Motor Corp.	67,000	4,011,465

		7,324,829

Beverages 1.0%
Suntory Beverage & Food Ltd.	66,900	2,622,278

Household Durables 0.5%
Nikon Corp.	87,000	1,370,603

Technology Hardware, Storage & Peripherals 0.2%
Konica Minolta, Inc.	53,400	527,811

Trading Companies & Distributors 0.7%
ITOCHU Corp.	139,800	1,794,723

		13,640,244

NETHERLANDS 8.9%
Air Freight & Logistics 1.0%
TNT Express NV	296,759	2,684,874

Chemicals 1.5%
Akzo Nobel NV	51,150	3,835,188

Diversified Financial Services 2.0%
ING Groep NV, CVA*	358,916	5,036,483

Energy Equipment & Services 1.0%
Fugro NV, CVA	17,595	1,006,152
SBM Offshore NV*	90,225	1,454,717

		2,460,869

Food Products 0.5%
Unilever NV, CVA	30,630	1,340,769

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Industrial Conglomerates 0.8%
Koninklijke Philips NV	66,430	$2,108,376

Life Sciences Tools & Services 0.4%
QIAGEN NV*	43,500	1,052,054

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, ADR	50,454	4,390,002

		22,908,615

NORWAY 2.9%
Diversified Telecommunication Services 1.7%
Telenor ASA	187,290	4,264,304

Oil, Gas & Consumable Fuels 1.2%
Statoil ASA	101,710	3,126,449

		7,390,753

RUSSIA 0.6%
Metals & Mining 0.6%
MMC Norilsk Nickel OJSC, ADR	71,408	1,421,733

SINGAPORE 3.2%
Banks 1.8%
DBS Group Holdings Ltd.	239,361	3,219,333
United Overseas Bank Ltd.	75,000	1,356,205

		4,575,538

Diversified Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	1,172,000	3,622,295

		8,197,833

SOUTH KOREA 6.3%
Auto Components 0.8%
Hyundai Mobis	6,966	1,956,353

Automobiles 0.5%
Hyundai Motor Co.	5,971	1,353,750

Banks 1.1%
Hana Financial Group, Inc.	21,800	807,870
KB Financial Group, Inc., ADR	60,982	2,119,734

		2,927,604

Household Durables 0.8%
LG Electronics, Inc.	27,905	2,049,463

Metals & Mining 0.9%
POSCO	7,592	2,268,683

Semiconductors & Semiconductor Equipment 2.2%
Samsung Electronics Co., Ltd., GDR Reg. S	8,500	5,487,162
Samsung Electronics Co., Ltd., GDR Reg. S	500	322,774

		5,809,936

		16,365,789

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN 2.6%
Banks 0.5%
Banco Santander SA	123,647	$1,292,020

Diversified Telecommunication Services 1.0%
Telefonica SA	157,201	2,698,805

Oil, Gas & Consumable Fuels 0.8%
Repsol SA	75,061	1,979,109

Specialty Retail 0.3%
Industria de Diseno Textil SA	5,347	822,929

		6,792,863

SWEDEN 1.4%
Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson, Class B	129,190	1,560,713

Health Care Equipment & Supplies 0.8%
Getinge AB, Class B	74,162	1,941,963

		3,502,676

SWITZERLAND 6.8%
Capital Markets 1.4%
Credit Suisse Group AG REG*	122,496	3,483,723
UBS AG REG*	10,464	191,700

		3,675,423

Insurance 1.6%
Swiss Re AG*	45,870	4,078,633

Pharmaceuticals 3.8%
Novartis AG REG	37,780	3,421,296
Roche Holding AG	21,150	6,301,788

		9,723,084

		17,477,140

TAIWAN 0.8%
Semiconductors & Semiconductor Equipment 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	471,214	1,993,964

THAILAND 0.5%
Banks 0.5%
Bangkok Bank PCL, NVDR	220,000	1,308,411

UNITED KINGDOM 17.6%
Aerospace & Defense 1.4%
BAE Systems PLC	496,010	3,673,814

Airlines 1.3%
International Consolidated Airlines Group SA*	509,790	3,232,408

Banks 3.3%
HSBC Holdings PLC	326,000	3,315,325
Lloyds Banking Group PLC*	2,823,930	3,589,423
Standard Chartered PLC	84,560	1,728,414

		8,633,162

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Commercial Services & Supplies 0.7%
Serco Group PLC	303,068	$1,895,741

Construction & Engineering 0.6%
Carillion PLC	268,760	1,523,035

Containers & Packaging 0.9%
Rexam PLC	241,504	2,210,458

Food & Staples Retailing 0.8%
Tesco PLC	422,490	2,053,380

Insurance 1.6%
Aviva PLC	480,190	4,189,553

Multiline Retail 1.0%
Marks & Spencer Group PLC	364,830	2,653,885

Oil, Gas & Consumable Fuels 1.5%
BP PLC	442,040	3,892,571

Pharmaceuticals 2.0%
GlaxoSmithKline PLC	191,100	5,088,075

Specialty Retail 1.5%
Kingfisher PLC	633,420	3,888,502

Wireless Telecommunication Services 1.0%
Vodafone Group PLC	793,150	2,650,930

		45,585,514

Total Common Stocks (cost $186,199,844)		250,925,658

Right 0.0%†

	Number of Rights

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring 07/04/14*(a)	75,061	51,082

Total Right (cost $–)		51,082

Mutual Fund 2.7%

	Shares

Money Market Fund 2.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	6,984,337	6,984,337

Total Mutual Fund (cost $6,984,337)		6,984,337

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Repurchase Agreements 0.6%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $500,001, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $510,000. (c)	$500,000	$500,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $945,860, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $964,777. (c)	945,858	945,858

Total Repurchase Agreements (cost $1,445,858)		1,445,858

Total Investments (cost $194,630,039) (d) — 100.5%		259,406,935

Liabilities in excess of other assets — (0.5)%		(1,295,562)

NET ASSETS — 100.0%		$258,111,373

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $1,385,093.
(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $1,445,858.
(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.
AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

OJSC	Open Joint Stock Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.

SA	Stock Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Templeton NVIT International Value Fund
Assets:
Investments, at value* (cost $193,184,181)	$257,961,077
Repurchase agreements, at value (cost $1,445,858)	1,445,858

Total Investments, at value (total cost $194,630,039)	259,406,935

Foreign currencies, at value (cost $407,721)	408,920
Dividends receivable	642,415
Security lending income receivable	11,950
Receivable for investments sold	588,605
Receivable for capital shares issued	1,479
Reclaims receivable	358,048
Prepaid expenses	1,489

Total Assets	261,419,841

Liabilities:
Payable for investments purchased	769,503
Payable for capital shares redeemed	780,739
Cash overdraft (Note 2)	14,777
Payable upon return of securities loaned (Note 2)	1,445,858
Accrued expenses and other payables:
Investment advisory fees	161,041
Fund administration fees	11,233
Administrative servicing fees	102,737
Accounting and transfer agent fees	1,284
Trustee fees	111
Deferred capital gain country tax	6,084
Custodian fees	934
Compliance program costs (Note 3)	212
Professional fees	1,468
Printing fees	11,872
Other	615

Total Liabilities	3,308,468

Net Assets	$258,111,373

Represented by:
Capital	$170,419,479
Accumulated undistributed net investment income	5,756,941
Accumulated net realized gains from investments and foreign currency transactions	17,140,598
Net unrealized appreciation/(depreciation) from investments†	64,770,812
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	23,543

Net Assets	$258,111,373

*	Includes value of securities on loan of $1,385,093 (Note 2).
†	Net of $6,084 of deferred capital gain country tax.

11

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

Templeton NVIT International Value Fund
Net Assets:
Class I Shares	$258,111,373

Total	$258,111,373

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	17,708,575

Total	17,708,575

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.58

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Templeton NVIT International Value Fund
INVESTMENT INCOME:
Dividend income	$9,133,160
Income from securities lending (Note 2)	144,552
Foreign tax withholding	(600,743)

Total Income	8,676,969

EXPENSES:
Investment advisory fees	966,109
Fund administration fees	65,267
Administrative servicing fees Class I Shares (a)	193,222
Professional fees	24,367
Printing fees	10,837
Trustee fees	4,025
Custodian fees	6,116
Accounting and transfer agent fees	3,934
Compliance program costs (Note 3)	420
Other	6,821

Total expenses before earnings credit	1,281,118

Earnings credit (Note 5)	(69)

Net Expenses	1,281,049

NET INVESTMENT INCOME	7,395,920

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,784,457
Net realized losses from foreign currency transactions (Note 2)	(32,095)

Net realized gains from investments and foreign currency transactions	7,752,362

Net change in unrealized appreciation/(depreciation) from investments††	(7,336,804)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	558

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(7,336,246)

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	416,116

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,812,036

(a)	Effective April 30, 2014, Class III Shares were renamed Class I Shares.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $6,084.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$7,395,920	$5,004,640
Net realized gains from investments and foreign currency transactions	7,752,362	9,357,397
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(7,336,246)	33,036,387

Change in net assets resulting from operations	7,812,036	47,398,424

Distributions to Shareholders From:
Net investment income:
Class I (a)	(2,340,790)	(4,589,794)
Net realized gains:
Class I (a)	–	(2,384,542)

Change in net assets from shareholder distributions	(2,340,790)	(6,974,336)

Change in net assets from capital transactions	(10,425,969)	(29,337,282)

Change in net assets	(4,954,723)	11,086,806

Net Assets:
Beginning of period	263,066,096	251,979,290

End of period	$258,111,373	$263,066,096

Accumulated undistributed net investment income at end of period	$5,756,941	$701,811

CAPITAL TRANSACTIONS:
Class I Shares (a)
Proceeds from shares issued	$4,039,038	$16,258,081
Dividends reinvested	2,340,790	6,974,336
Cost of shares redeemed	(16,805,797)	(52,569,699)

Total Class I Shares	(10,425,969)	(29,337,282)

Change in net assets from capital transactions	$(10,425,969)	$(29,337,282)

SHARE TRANSACTIONS:
Class I Shares (a)
Issued	282,964	1,309,164
Reinvested	163,463	509,922
Redeemed	(1,170,426)	(4,028,476)

Total Class I Shares	(723,999)	(2,209,390)

Total change in shares	(723,999)	(2,209,390)

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective April 30, 2014, Class III Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover
Class I Shares (c)
Six Months Ended June 30, 2014 (d) (Unaudited)	$14.27	0.41	(e)	0.03	0.44	(0.13)	–	(0.13)	–	$14.58	3.11%		$258,111,373	0.99%	5.74%	(e)	0.99%	9.10%
Year Ended December 31, 2013 (d)	$12.21	0.26		2.17	2.43	(0.25)	(0.12)	(0.37)	–	$14.27	20.09%		$263,066,096	1.00%	1.98%		1.00%	15.31%
Year Ended December 31, 2012 (d)	$10.63	0.29		1.77	2.06	(0.29)	(0.19)	(0.48)	–	$12.21	19.56%		$251,979,290	1.00%	2.55%		1.00%	10.82%
Year Ended December 31, 2011 (d)	$12.50	0.34		(1.86)	(1.52)	(0.34)	(0.01)	(0.35)	–	$10.63	(12.43%	)	$228,733,581	0.99%	2.77%		0.99%	5.40%
Year Ended December 31, 2010 (d)	$13.90	0.27		0.51	0.78	(0.27)	(1.91)	(2.18)	–	$12.50	6.35%		$235,241,097	0.99%	2.01%		0.99%	13.39%
Period Ended December 31, 2009 (d)(f)	$10.00	0.10		3.98	4.08	(0.16)	(0.02)	(0.18)	–	$13.90	41.16%		$329,541,495	1.00%	0.94%		1.00%	13.06%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Effective April 30, 2014, Class III Shares were renamed Class I Shares.
(d)	Per share calculations were performed using average shares method.
(e)	During the six months ended June 30, 2014, the Fund received a large special dividend distribution from Vodaphone Group PLC. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.15 and 2.17% lower, respectively.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,254,358	$3,673,814	$—	$4,928,172
Air Freight & Logistics	—	3,967,687	—	3,967,687
Airlines	—	4,565,727	—	4,565,727
Auto Components	—	6,683,487	—	6,683,487
Automobiles	—	8,678,579	—	8,678,579
Banks	2,119,734	28,008,172	—	30,127,906
Beverages	—	2,622,278	—	2,622,278
Building Products	—	2,379,325	—	2,379,325
Capital Markets	191,700	3,483,723	—	3,675,423
Chemicals	—	3,835,187	—	3,835,187
Commercial Services & Supplies	—	1,895,741	—	1,895,741
Communications Equipment	—	1,560,713	—	1,560,713
Construction & Engineering	—	1,523,035	—	1,523,035
Construction Materials	—	5,925,211	—	5,925,211
Containers & Packaging	—	2,210,458	—	2,210,458
Diversified Financial Services	—	6,517,394	—	6,517,394
Diversified Telecommunication Services	—	14,689,494	—	14,689,494
Energy Equipment & Services	1,867,025	4,760,358	—	6,627,383
Food & Staples Retailing	—	3,982,989	—	3,982,989
Food Products	—	1,340,769	—	1,340,769
Health Care Equipment & Supplies	—	1,941,963	—	1,941,963
Health Care Providers & Services	—	1,077,434	—	1,077,434
Household Durables	—	3,636,993	—	3,636,993
Industrial Conglomerates	—	7,912,162	—	7,912,162
Insurance	—	19,258,166	—	19,258,166
Life Sciences Tools & Services	—	1,052,054	—	1,052,054
Machinery	—	658,880	—	658,880
Metals & Mining	1,421,733	2,268,683	—	3,690,416
Multiline Retail	—	2,653,885	—	2,653,885
Oil, Gas & Consumable Fuels	8,244,513	18,889,334	—	27,133,847
Pharmaceuticals	4,582,239	29,019,933	—	33,602,172
Real Estate Management & Development	—	3,388,256	—	3,388,256
Semiconductors & Semiconductor Equipment	—	10,424,862	—	10,424,862
Software	—	2,846,132	—	2,846,132
Specialty Retail	—	4,711,431	—	4,711,431
Technology Hardware, Storage & Peripherals	—	527,811	—	527,811
Trading Companies & Distributors	—	2,840,383	—	2,840,383
Wireless Telecommunication Services	—	5,831,853	—	5,831,853
Total Common Stocks	$19,681,302	$231,244,356	$—	$250,925,658
Mutual Fund	6,984,337	—	—	6,984,337
Repurchase Agreements	—	1,445,858	—	1,445,858
Right	—	51,082	—	51,082
Total	$26,665,639	$232,741,296	$—	$259,406,935

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(b)	Cash Overdraft

As of June 30, 2014, the Fund had an overdrawn balance of $14,777 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense,

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% — 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
Goldman Sachs & Co.	$500,000	$—	$500,000	$(500,000)	$—
Credit Suisse (USA) LLC	945,858	—	945,858	(945,858)	—
Total	$1,445,858	$—	$1,445,858	$(1,445,858)	$—

Amounts designated as — are zero or have been rounded to zero.

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(i)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.75%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.87% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, the Fund had no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $65,267 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $420.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2014, NFS earned $193,222 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class I shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and the year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,066 and $4,378, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $23,125,185 and sales of $28,147,355 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $11 of brokerage commissions.

11.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$194,698,977	$70,231,063	$(5,523,105)	$64,707,958

12. Subsequent	Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

25

Supplemental Information

June 30, 2014 (Unaudited)

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

26

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class III shares each ranked within the second quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class III shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which

27

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

28

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

29

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

30

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116

Director of Nationwide

Corporation since 2001, Nationwide Financial Services, Inc. since 1997,

Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and

Annuity Insurance

Company since 2002, Nationwide Mutual Fire Insurance Company since

2001, Nationwide Mutual Insurance Company since

2002, and Scottsdale

Insurance Company since 2001 (all financial services

and insurance

companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of

Public Welfare Foundation (non-profit foundation) since 2009.

31

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

32

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

33

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

34

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

35

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

36

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

37

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

38

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

39

Semiannual Report

June 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund

(formerly Van Kampen NVIT Comstock Value Fund)

SAR-CVAL 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	Invesco NVIT Comstock Value Fund

Asset Allocation†

Common Stocks	97.1%
Mutual Fund	3.4%
Liabilities in excess of other assets	(0.5)%
100.0%

Top Industries††

Banks	13.8%
Oil, Gas & Consumable Fuels	11.7%
Pharmaceuticals	9.3%
Media	6.9%
Capital Markets	5.7%
Energy Equipment & Services	5.5%
Insurance	4.2%
Health Care Providers & Services	4.1%
Software	3.8%
Food Products	2.9%
Other Industries	32.1%
100.0%

Top Holdings††

Citigroup, Inc.	3.9%
Fidelity Institutional Money Market Fund — Institutional Class	3.3%
Weatherford International PLC	3.3%
JPMorgan Chase & Co.	3.0%
Suncor Energy, Inc.	2.4%
Wells Fargo & Co.	2.3%
Royal Dutch Shell PLC, ADR	2.2%
Viacom, Inc., Class B	2.2%
Merck & Co., Inc.	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Other Holdings	73.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	Invesco NVIT Comstock Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Invesco NVIT Comstock Value Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,064.60	4.71	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.23	4.61	0.92
Class II Shares	Actual	(a)	1,000.00	1,063.80	5.99	1.17
	Hypothetical	(a)(b)	1,000.00	1,018.99	5.86	1.17
Class IV Shares	Actual	(a)	1,000.00	1,065.20	4.71	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.23	4.61	0.92

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund

Common Stocks 97.1%

	Shares	Market Value

Aerospace & Defense 1.9%
Honeywell International, Inc.	20,626	$1,917,187
Textron, Inc.	77,624	2,972,223

		4,889,410

Auto Components 1.2%
Johnson Controls, Inc.	63,860	3,188,530

Automobiles 1.9%
General Motors Co.	138,043	5,010,961

Banks 13.9%
Bank of America Corp.	266,330	4,093,492
Citigroup, Inc.	212,887	10,026,977
Fifth Third Bancorp	133,985	2,860,580
JPMorgan Chase & Co.	132,935	7,659,715
PNC Financial Services Group, Inc. (The)	46,402	4,132,098
U.S. Bancorp	23,893	1,035,045
Wells Fargo & Co.	113,481	5,964,561

		35,772,468

Capital Markets 5.7%
Bank of New York Mellon Corp. (The)	147,369	5,523,390
Goldman Sachs Group, Inc. (The)	14,146	2,368,606
Morgan Stanley	120,810	3,905,788
State Street Corp.	43,881	2,951,436

		14,749,220

Communications Equipment 1.8%
Cisco Systems, Inc.	182,787	4,542,257

Diversified Telecommunication Services 1.7%
AT&T, Inc.	25,946	917,450
Verizon Communications, Inc.	52,633	2,575,333
Vivendi SA*	39,897	976,342

		4,469,125

Electric Utilities 1.7%
FirstEnergy Corp.	35,225	1,223,012
PPL Corp.	86,292	3,065,955

		4,288,967

Electrical Equipment 1.1%
Emerson Electric Co.	41,808	2,774,379

Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	114,022	2,502,783

Energy Equipment & Services 5.5%
Halliburton Co.	67,353	4,782,737
Noble Corp. PLC	26,325	883,467
Weatherford International PLC*	372,134	8,559,082

		14,225,286

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 1.5%
CVS Caremark Corp.	50,958	$3,840,704

Food Products 2.9%
ConAgra Foods, Inc.	121,380	3,602,559
Mondelez International, Inc., Class A	51,341	1,930,935
Unilever NV, NYRS-NL	47,178	2,064,509

		7,598,003

Health Care Providers & Services 4.2%
Cardinal Health, Inc.	16,970	1,163,463
Express Scripts Holding Co.*	24,833	1,721,672
UnitedHealth Group, Inc.	60,763	4,967,375
WellPoint, Inc.	26,746	2,878,137

		10,730,647

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	115,013	4,330,239

Household Durables 0.6%
Newell Rubbermaid, Inc.	48,405	1,500,071

Industrial Conglomerates 2.1%
General Electric Co.	206,109	5,416,545

Insurance 4.2%
Aflac, Inc.	24,858	1,547,410
Allstate Corp. (The)	80,848	4,747,395
MetLife, Inc.	64,838	3,602,399
Travelers Cos., Inc. (The)	9,309	875,698

		10,772,902

Internet Software & Services 2.0%
eBay, Inc.*	73,285	3,668,647
Yahoo!, Inc.*	40,765	1,432,075

		5,100,722

Machinery 1.3%
Ingersoll-Rand PLC	55,851	3,491,246

Media 7.0%
Comcast Corp., Class A	67,406	3,618,354
Time Warner Cable, Inc.	23,063	3,397,180
Time Warner, Inc.	24,280	1,705,670
Time, Inc.*	3,035	73,508
Twenty-First Century Fox, Inc., Class B	100,596	3,443,401
Viacom, Inc., Class B	66,276	5,748,117

		17,986,230

Metals & Mining 1.1%
Alcoa, Inc.	195,448	2,910,221

Multiline Retail 1.8%
Kohl’s Corp.	50,459	2,658,180

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Multiline Retail (continued)
Target Corp.	33,053	$1,915,421

		4,573,601

Multi-Utilities 0.7%
PG&E Corp.	39,740	1,908,315

Oil, Gas & Consumable Fuels 11.8%
BP PLC, ADR-UK	99,257	5,235,807
Chevron Corp.	26,165	3,415,841
Murphy Oil Corp.	52,859	3,514,066
Occidental Petroleum Corp.	31,138	3,195,693
QEP Resources, Inc.	91,370	3,152,265
Royal Dutch Shell PLC, ADR-NL	70,129	5,776,525
Suncor Energy, Inc.	144,011	6,139,189

		30,429,386

Paper & Forest Products 1.0%
International Paper Co.	53,198	2,684,903

Pharmaceuticals 9.3%
Bristol-Myers Squibb Co.	58,560	2,840,746
GlaxoSmithKline PLC, ADR-UK	23,070	1,233,784
Merck & Co., Inc.	97,377	5,633,259
Novartis AG REG	46,660	4,225,454
Pfizer, Inc.	130,865	3,884,073
Roche Holding AG, ADR-CH	62,153	2,318,307
Sanofi, ADR-FR	72,454	3,852,379

		23,988,002

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	87,566	2,705,789

Software 3.8%
Autodesk, Inc.*	27,610	1,556,652
Citrix Systems, Inc.*	40,638	2,541,907
Microsoft Corp.	105,572	4,402,352
Symantec Corp.	53,344	1,221,578

		9,722,489

Technology Hardware, Storage & Peripherals 1.7%
Hewlett-Packard Co.	134,504	4,530,095

Total Common Stocks (cost $168,774,373)		250,633,496

Mutual Fund 3.4%

	Shares	Market Value

Money Market Fund 3.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (a)	8,673,790	$8,673,790

Total Mutual Fund (cost $8,673,790)		8,673,790

Total Investments (cost $177,448,163) (b) — 100.5%		259,307,286

Liabilities in excess of other assets — (0.5%)		(1,184,733)

NET ASSETS — 100.0%		$258,122,553

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

UK	United Kingdom

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

At June 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Goldman Sachs International	07/18/14	(799,492)	$(1,355,467)	$(1,368,069)	$(12,602)
British Pound	Barclays Bank PLC	07/18/14	(799,513)	(1,355,586)	(1,368,105)	(12,519)
British Pound	Deutsche Bank Securities, Inc.	07/18/14	(799,492)	(1,356,202)	(1,368,068)	(11,866)
British Pound	Canadian Imperial Bank of Commerce	07/18/14	(799,492)	(1,356,442)	(1,368,068)	(11,626)
Canadian Dollar	Barclays Bank PLC	07/18/14	(1,432,360)	(1,317,676)	(1,341,787)	(24,111)
Canadian Dollar	Canadian Imperial Bank of Commerce	07/18/14	(1,437,563)	(1,322,213)	(1,346,661)	(24,448)
Canadian Dollar	Goldman Sachs International	07/18/14	(1,432,360)	(1,316,871)	(1,341,787)	(24,916)
Canadian Dollar	Deutsche Bank Securities, Inc.	07/18/14	(1,432,360)	(1,318,082)	(1,341,787)	(23,705)
Euro	Canadian Imperial Bank of Commerce	07/18/14	(1,586,552)	(2,149,255)	(2,172,612)	(23,357)
Euro	Barclays Bank PLC	07/18/14	(1,586,553)	(2,148,296)	(2,172,613)	(24,317)
Euro	Goldman Sachs International	07/18/14	(1,586,553)	(2,148,605)	(2,172,613)	(24,008)
Euro	Deutsche Bank Securities, Inc.	07/18/14	(1,587,847)	(2,150,453)	(2,174,385)	(23,932)
Euro	Royal Bank of Canada	07/18/14	(1,586,553)	(2,148,213)	(2,172,612)	(24,399)
Swiss Franc	Goldman Sachs International	07/18/14	(1,245,824)	(1,384,387)	(1,405,042)	(20,655)
Swiss Franc	Canadian Imperial Bank of Commerce	07/18/14	(1,245,675)	(1,384,360)	(1,404,874)	(20,514)
Swiss Franc	Deutsche Bank Securities, Inc.	07/18/14	(1,245,675)	(1,384,683)	(1,404,874)	(20,191)
Swiss Franc	Barclays Bank PLC	07/18/14	(1,245,674)	(1,383,918)	(1,404,874)	(20,956)

Total Short Contracts				$(26,980,709)	$(27,328,831)	$(348,122)

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund
Assets:
Investments, at value (cost $177,448,163)	$259,307,286
Cash	52,103
Foreign currencies, at value (cost $54,667)	54,667
Dividends receivable	323,975
Receivable for investments sold	112,796
Receivable for capital shares issued	221,162
Reclaims receivable	40,905
Prepaid expenses	1,437

Total Assets	260,114,331

Liabilities:
Payable for investments purchased	827,136
Payable for capital shares redeemed	562,585
Unrealized depreciation on forward foreign currency contracts (Note 2)	348,122
Accrued expenses and other payables:
Investment advisory fees	143,363
Fund administration fees	11,485
Distribution fees	37,112
Administrative servicing fees	37,432
Accounting and transfer agent fees	93
Trustee fees	105
Custodian fees	1,353
Compliance program costs (Note 3)	216
Professional fees	11,043
Printing fees	11,132
Other	601

Total Liabilities	1,991,778

Net Assets	$258,122,553

Represented by:
Capital	$226,411,298
Accumulated undistributed net investment income	4,014,350
Accumulated net realized losses from investments, forward and foreign currency transactions	(53,815,080)
Net unrealized appreciation/(depreciation) from investments	81,859,123
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(348,122)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	984

Net Assets	$258,122,553

Net Assets:
Class I Shares	$55,360,024
Class II Shares	181,699,382
Class IV Shares	21,063,147

Total	$258,122,553

9

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,356,199
Class II Shares	11,112,779
Class IV Shares	1,276,699

Total	15,745,677

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$16.49
Class II Shares	$16.35
Class IV Shares	$16.50

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund
INVESTMENT INCOME:
Dividend income	$3,636,884
Foreign tax withholding	(29,755)

Total Income	3,607,129

EXPENSES:
Investment advisory fees	834,741
Fund administration fees	65,943
Distribution fees Class II Shares	215,636
Administrative servicing fees Class I Shares	39,397
Administrative servicing fees Class II Shares	129,382
Administrative servicing fees Class IV Shares	15,345
Professional fees	15,387
Printing fees	11,396
Trustee fees	3,803
Custodian fees	4,389
Accounting and transfer agent fees	284
Compliance program costs (Note 3)	382
Other	6,663

Total expenses before earnings credit	1,342,748

Earnings credit (Note 4)	(9)

Net Expenses	1,342,739

NET INVESTMENT INCOME	2,264,390

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	10,190,593
Net realized losses from forward and foreign currency transactions (Note 2)	(3,670)

Net realized gains from investments, forward and foreign currency transactions	10,186,923

Net change in unrealized appreciation/(depreciation) from investments	3,300,434
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(279,997)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	113

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	3,020,550

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	13,207,473

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,471,863

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	Invesco NVIT Comstock Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$2,264,390	$2,222,120
Net realized gains from investments, forward and foreign currency transactions	10,186,923	12,886,077
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	3,020,550	50,238,780

Change in net assets resulting from operations	15,471,863	65,346,977

Change in net assets from capital transactions	(9,156,648)	(1,971,872)

Change in net assets	6,315,215	63,375,105

Net Assets:
Beginning of period	251,807,338	188,432,233

End of period	$258,122,553	$251,807,338

Accumulated undistributed net investment income at end of period	$4,014,350	$1,749,960

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,655,912	$12,846,207
Dividends reinvested	–	–
Cost of shares redeemed	(6,002,592)	(9,355,429)

Total Class I Shares	(1,346,680)	3,490,778

Class II Shares
Proceeds from shares issued	4,958,001	19,256,662
Dividends reinvested	–	–
Cost of shares redeemed	(11,523,606)	(21,437,038)

Total Class II Shares	(6,565,605)	(2,180,376)

Class IV Shares
Proceeds from shares issued	195,245	840,516
Dividends reinvested	–	–
Cost of shares redeemed	(1,439,608)	(4,122,790)

Total Class IV Shares	(1,244,363)	(3,282,274)

Change in net assets from capital transactions	$(9,156,648)	$(1,971,872)

SHARE TRANSACTIONS:
Class I Shares
Issued	296,159	923,527
Reinvested	–	–
Redeemed	(383,311)	(681,819)

Total Class I Shares	(87,152)	241,708

Class II Shares
Issued	317,939	1,404,602
Reinvested	–	–
Redeemed	(746,887)	(1,623,078)

Total Class II Shares	(428,948)	(218,476)

12

Statements of Changes in Net Assets (Continued)

	Invesco NVIT Comstock Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS: (continued)
Class IV Shares
Issued	12,357	62,945
Reinvested	–	–
Redeemed	(91,965)	(306,144)

Total Class IV Shares	(79,608)	(243,199)

Total change in shares	(595,708)	(219,967)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Invesco NVIT Comstock Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class I Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$15.49	0.16	0.84	1.00	–	–	$16.49	6.46%		$55,360,024	0.92%	2.01%	0.92%	8.54%
Year Ended December 31, 2013 (d)	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%		$53,342,206	0.93%	1.18%	0.93%	16.28%
Year Ended December 31, 2012 (d)	$9.76	0.17	1.63	1.80	(0.14)	(0.14)	$11.42	18.46%		$36,558,677	0.94%	1.55%	0.94%	14.32%
Year Ended December 31, 2011 (d)	$10.13	0.14	(0.37)	(0.23)	(0.14)	(0.14)	$9.76	(2.32%	)	$36,364,938	0.96%	1.39%	0.96%	25.55%
Year Ended December 31, 2010 (d)	$8.88	0.11	1.28	1.39	(0.14)	(0.14)	$10.13	15.77%		$42,365,519	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009 (d)	$6.99	0.11	1.86	1.97	(0.08)	(0.08)	$8.88	28.55%		$43,338,047	0.96%	1.52%	0.96%	36.39%

Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$15.37	0.14	0.84	0.98	–	–	$16.35	6.38%		$181,699,382	1.17%	1.77%	1.17%	8.54%
Year Ended December 31, 2013 (d)	$11.36	0.13	3.88	4.01	–	–	$15.37	35.30%		$177,450,075	1.18%	0.94%	1.18%	16.28%
Year Ended December 31, 2012 (d)	$9.71	0.14	1.62	1.76	(0.11)	(0.11)	$11.36	18.17%		$133,606,077	1.19%	1.30%	1.19%	14.32%
Year Ended December 31, 2011 (d)	$10.08	0.12	(0.38)	(0.26)	(0.11)	(0.11)	$9.71	(2.55%	)	$128,660,247	1.18%	1.19%	1.18%	25.55%
Year Ended December 31, 2010 (d)	$8.84	0.09	1.27	1.36	(0.12)	(0.12)	$10.08	15.45%		$125,809,524	1.22%	0.97%	1.22%	34.99%
Year Ended December 31, 2009 (d)	$6.96	0.09	1.86	1.95	(0.07)	(0.07)	$8.84	28.27%		$85,611,402	1.24%	1.30%	1.24%	36.39%

Class IV Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$15.49	0.16	0.85	1.01	–	–	$16.50	6.52%		$21,063,147	0.92%	2.02%	0.92%	8.54%
Year Ended December 31, 2013 (d)	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%		$21,015,057	0.93%	1.20%	0.93%	16.28%
Year Ended December 31, 2012 (d)	$9.76	0.17	1.63	1.80	(0.14)	(0.14)	$11.42	18.47%		$18,267,479	0.94%	1.55%	0.94%	14.32%
Year Ended December 31, 2011 (d)	$10.13	0.14	(0.37)	(0.23)	(0.14)	(0.14)	$9.76	(2.32%	)	$17,933,763	0.95%	1.40%	0.95%	25.55%
Year Ended December 31, 2010 (d)	$8.89	0.11	1.27	1.38	(0.14)	(0.14)	$10.13	15.64%		$20,517,897	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009 (d)	$6.99	0.11	1.87	1.98	(0.08)	(0.08)	$8.89	28.69%		$21,235,639	0.96%	1.56%	0.96%	36.39%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Invesco NVIT Comstock Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,889,410	$—	$—	$4,889,410
Auto Components	3,188,530	—	—	3,188,530
Automobiles	5,010,961	—	—	5,010,961
Banks	35,772,468	—	—	35,772,468
Capital Markets	14,749,220	—	—	14,749,220
Communications Equipment	4,542,257	—	—	4,542,257
Diversified Telecommunication Services	3,492,783	976,342	—	4,469,125
Electric Utilities	4,288,967	—	—	4,288,967
Electrical Equipment	2,774,379	—	—	2,774,379
Electronic Equipment, Instruments & Components	2,502,783	—	—	2,502,783
Energy Equipment & Services	14,225,286	—	—	14,225,286
Food & Staples Retailing	3,840,704	—	—	3,840,704
Food Products	7,598,003	—	—	7,598,003
Health Care Providers & Services	10,730,647	—	—	10,730,647
Hotels, Restaurants & Leisure	4,330,239	—	—	4,330,239
Household Durables	1,500,071	—	—	1,500,071
Industrial Conglomerates	5,416,545	—	—	5,416,545
Insurance	10,772,902	—	—	10,772,902
Internet Software & Services	5,100,722	—	—	5,100,722
Machinery	3,491,246	—	—	3,491,246
Media	17,986,230	—	—	17,986,230
Metals & Mining	2,910,221	—	—	2,910,221
Multiline Retail	4,573,601	—	—	4,573,601
Multi-Utilities	1,908,315	—	—	1,908,315
Oil, Gas & Consumable Fuels	30,429,386	—	—	30,429,386
Paper & Forest Products	2,684,903	—	—	2,684,903
Pharmaceuticals	19,762,548	4,225,454	—	23,988,002
Semiconductors & Semiconductor Equipment	2,705,789	—	—	2,705,789
Software	9,722,489	—	—	9,722,489
Technology Hardware, Storage & Peripherals	4,530,095	—	—	4,530,095
Total Common Stocks	$245,431,700	$5,201,796	$—	$250,633,496
Mutual Fund	8,673,790	—	—	8,673,790
Total Assets	$254,105,490	$5,201,796	$—	$259,307,286

Liabilities:
Forward Foreign Currency Contracts	—	(348,122)	—	(348,122)
Total Liabilities	$—	$(348,122)	$—	$(348,122)
Total	$254,105,490	$4,853,674	$—	$258,959,164

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(348,122)
Total		$(348,122)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$68,857
Total	$68,857

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(279,997)
Total	$(279,997)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund present all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2014:

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(348,122)	$—	$(348,122)
Total	$(348,122)	$—	$(348,122)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(81,903)	$—	$—	$(81,903)
Canadian Imperial Bank of Commerce	(79,945)	—	—	(79,945)
Deutsche Bank Securities	(79,694)	—	—	(79,694)
Goldman Sachs International	(82,181)	—	—	(82,181)
Royal Bank of Canada	(24,399)	—	—	(24,399)
Total	$(348,122)	$—	$—	$(348,122)

Amounts designated as “—” are zero.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Invesco Advisers, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.68%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $65,943 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $382.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2014, NFS earned $184,124 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15%, 0.15%, 0.15% for Class I, Class II, and Class IV shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $20,695,816 and sales of $28,296,687 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $2,067 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$182,081,003	$77,564,562	$(338,279)	$77,226,283

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2014 (Unaudited)

Invesco NVIT Comstock Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

24

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares each ranked within the fourth quintile of the Fund’s expense group. The Trustees considered that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) were only 2.2 and 3.1 basis points above the expense group median, respectively. The Trustees also considered that the Fund’s advisory fee structure includes a breakpoint, which would be triggered if the Fund were to grow sufficiently. The Trustees also noted that the Fund’s Class II shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

25

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

26

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

27

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

28

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

29

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

32

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

34

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

36

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Real Estate Fund

SAR-RE 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Real Estate Fund

Asset Allocation†

Common Stocks	98.9%
Mutual Fund	0.9%
Other assets in excess of liabilities	0.2%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	89.6%
Commercial Services & Supplies	6.1%
Media	2.0%
Hotels, Restaurants & Leisure	1.4%
Other Industries	0.9%
100.0%

Top Holdings††

Ventas, Inc.	8.1%
Weyerhaeuser Co.	7.4%
Iron Mountain, Inc.,	6.1%
CBL & Associates Properties, Inc.	5.9%
AvalonBay Communities, Inc.	5.8%
HCP, Inc.	5.2%
Highwoods Properties, Inc.	5.0%
Equity Residential	4.9%
Vornado Realty Trust	4.3%
Simon Property Group, Inc.	4.1%
Other Holdings	43.2%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Real Estate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Real Estate Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,179.60	4.97	0.92
	Hypothetical(a)(b)		1,000.00	1,020.23	4.61	0.92
Class II Shares	Actual	(a)	1,000.00	1,178.30	6.32	1.17
	Hypothetical(a)(b)		1,000.00	1,018.99	5.86	1.17
Class Y Shares	Actual	(c)	1,000.00	1,054.20	1.30	0.76
	Hypothetical(a)(b)		1,000.00	1,021.03	3.81	0.76

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Real Estate Fund

Common Stocks 98.9%

	Shares	Market Value

Commercial Services & Supplies 6.1%
Iron Mountain, Inc.	556,800	$19,738,560

Hotels, Restaurants & Leisure 1.4%
Hyatt Hotels Corp., Class A*	77,409	4,720,401

Media 1.9%
CBS Outdoor Americas, Inc.	194,327	6,350,606

Real Estate Investment Trusts (REITs) 89.5%
American Realty Capital Properties, Inc.	771,290	9,664,264
AvalonBay Communities, Inc.	133,400	18,968,146
Brandywine Realty Trust	604,854	9,435,723
Brixmor Property Group, Inc.	412,500	9,466,875
Camden Property Trust	112,600	8,011,490
CBL & Associates Properties, Inc.	1,000,203	19,003,857
DCT Industrial Trust, Inc.	1,575,200	12,932,392
DDR Corp.	347,230	6,121,665
Douglas Emmett, Inc.	373,878	10,550,837
DuPont Fabros Technology, Inc.	482,100	12,997,416
Equity Residential	253,325	15,959,475
HCP, Inc.	405,100	16,763,038
Highwoods Properties, Inc.	384,900	16,146,555
Host Hotels & Resorts, Inc.	429,800	9,459,898
Liberty Property Trust	250,400	9,497,672
Mid-America Apartment Communities, Inc.	172,700	12,615,735
Simon Property Group, Inc.	79,400	13,202,632
SL Green Realty Corp.	86,600	9,474,906
Ventas, Inc.	412,562	26,445,224
Vornado Realty Trust	131,862	14,073,631
Washington Prime Group, Inc.*	332,400	6,229,176
Weyerhaeuser Co.	723,100	23,927,379

		290,947,986

Total Common Stocks (cost $291,607,328)		321,757,553

Mutual Fund 0.9%

	Shares	Market Value

Money Market Fund 0.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (a)	2,804,867	$2,804,867

Total Mutual Fund (cost $2,804,867)		2,804,867

Total Investments (cost $294,412,195) (b) — 99.8%		324,562,420
Other assets in excess of liabilities — 0.2%		670,258

NET ASSETS — 100.0%		$325,232,678

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Real Estate Fund
Assets:
Investments, at value (cost $294,412,195)	$324,562,420
Dividends receivable	1,106,628
Receivable for capital shares issued	220,516
Prepaid expenses	1,686

Total Assets	325,891,250

Liabilities:
Payable for capital shares redeemed	378,225
Accrued expenses and other payables:
Investment advisory fees	180,933
Fund administration fees	12,311
Distribution fees	19,686
Administrative servicing fees	37,471
Accounting and transfer agent fees	14
Trustee fees	132
Custodian fees	1,779
Compliance program costs (Note 3)	239
Professional fees	10,787
Printing fees	16,362
Other	633

Total Liabilities	658,572

Net Assets	$325,232,678

Represented by:
Capital	$185,425,299
Accumulated undistributed net investment income	4,841,993
Accumulated net realized gains from investments	104,815,161
Net unrealized appreciation/(depreciation) from investments	30,150,225

Net Assets	$325,232,678

Net Assets:
Class I Shares	$227,861,793
Class II Shares	97,256,782
Class Y Shares	114,103

Total	$325,232,678

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	21,688,481
Class II Shares	9,315,880
Class Y Shares	10,858

Total	31,015,219

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.51
Class II Shares	$10.44
Class Y Shares	$10.51

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Real Estate Fund
INVESTMENT INCOME:
Dividend income	$5,126,784

Total Income	5,126,784

EXPENSES:
Investment advisory fees	1,027,536
Fund administration fees	70,156
Distribution fees Class II Shares	105,719
Administrative servicing fees Class I Shares	156,731
Administrative servicing fees Class II Shares	63,432
Professional fees	16,079
Printing fees	12,733
Trustee fees	4,273
Custodian fees	5,378
Accounting and transfer agent fees	1,326
Compliance program costs (Note 3)	476
Other	7,199

Total expenses before earnings credit and fees waived	1,471,038

Earnings credit (Note 4)	(6)
Investment advisory fees waived (Note 3)	(18,199)

Net Expenses	1,452,833

NET INVESTMENT INCOME	3,673,951

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	26,993,691
Net change in unrealized appreciation/(depreciation) from investments	17,935,173

Net realized/unrealized gains from investments	44,928,864

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$48,602,815

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT Real Estate Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
Operations:
Net investment income	$3,673,951		$4,216,958
Net realized gains from investments	26,993,691		79,094,463
Net change in unrealized appreciation/(depreciation) from investments	17,935,173		(74,452,728)

Change in net assets resulting from operations	48,602,815		8,858,693

Distributions to Shareholders From:
Net investment income:
Class I	–		(3,059,378)
Class II	–		(971,430)
Class Y	–	(a)	–
Net realized gains:
Class I	–		(14,788,167)
Class II	–		(5,431,647)
Class Y	–	(a)	–

Change in net assets from shareholder distributions	–		(24,250,622)

Change in net assets from capital transactions	6,115,922		(2,397,420)

Change in net assets	54,718,737		(17,789,349)

Net Assets:
Beginning of period	270,513,941		288,303,290

End of period	$325,232,678		$270,513,941

Accumulated undistributed net investment income at end of period	$4,841,993		$1,168,042

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,457,058		$11,696,642
Dividends reinvested	–		17,847,545
Cost of shares redeemed	(11,671,909)		(39,424,008)

Total Class I Shares	(3,214,851)		(9,879,821)

Class II Shares
Proceeds from shares issued	14,659,374		14,061,473
Dividends reinvested	–		6,403,077
Cost of shares redeemed	(5,437,770)		(12,982,149)

Total Class II Shares	9,221,604		7,482,401

Class Y Shares
Proceeds from shares issued	111,342	(a)	–
Dividends reinvested	–	(a)	–
Cost of shares redeemed	(2,173	)(a)	–

Total Class Y Shares	109,169	(a)	–

Change in net assets from capital transactions	$6,115,922		$(2,397,420)

9

Statements of Changes in Net Assets (Continued)

	NVIT Real Estate Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	860,031		1,197,953
Reinvested	–		1,970,829
Redeemed	(1,216,517)		(4,050,454)

Total Class I Shares	(356,486)		(881,672)

Class II Shares
Issued	1,510,933		1,445,333
Reinvested	–		711,134
Redeemed	(560,682)		(1,335,448)

Total Class II Shares	950,251		821,019

Class Y Shares
Issued	11,068	(a)	–
Reinvested	–	(a)	–
Redeemed	(210	)(a)	–

Total Class Y Shares	10,858	(a)	–

Total change in shares	604,623		(60,653)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$8.91	0.12	1.48	1.60	–	–	–	$10.51	17.96%	$227,861,793	0.92%	2.56%	0.93%	38.71%
Year Ended December 31, 2013 (e)	$9.47	0.15	0.14	0.29	(0.14)	(0.71)	(0.85)	$8.91	3.05%	$196,371,890	0.94%	1.51%	0.95%	149.86%
Year Ended December 31, 2012 (e)	$9.06	0.11	1.32	1.43	(0.10)	(0.92)	(1.02)	$9.47	15.79%	$217,162,860	0.94%	1.15%	0.94%	18.51%
Year Ended December 31, 2011 (e)	$8.62	0.07	0.49	0.56	(0.08)	(0.04)	(0.12)	$9.06	6.50%	$213,774,978	0.94%	0.82%	0.94%	17.42%
Year Ended December 31, 2010 (e)	$7.30	0.12	2.06	2.18	(0.16)	(0.70)	(0.86)	$8.62	30.18%	$227,118,437	0.99%	1.44%	0.99%	24.25%
Year Ended December 31, 2009 (e)	$5.71	0.13	1.59	1.72	(0.11)	(0.02)	(0.13)	$7.30	30.84%	$201,455,813	0.97%	1.99%	0.97%	31.82%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$8.86	0.11	1.47	1.58	–	–	–	$10.44	17.83%	$97,256,782	1.17%	2.35%	1.18%	38.71%
Year Ended December 31, 2013 (e)	$9.43	0.12	0.14	0.26	(0.12)	(0.71)	(0.83)	$8.86	2.70%	$74,142,051	1.19%	1.29%	1.20%	149.86%
Year Ended December 31, 2012 (e)	$9.02	0.09	1.32	1.41	(0.08)	(0.92)	(1.00)	$9.43	15.58%	$71,140,430	1.19%	0.91%	1.19%	18.51%
Year Ended December 31, 2011 (e)	$8.59	0.05	0.48	0.53	(0.06)	(0.04)	(0.10)	$9.02	6.14%	$65,337,105	1.19%	0.57%	1.19%	17.42%
Year Ended December 31, 2010 (e)	$7.28	0.10	2.05	2.15	(0.14)	(0.70)	(0.84)	$8.59	29.82%	$69,621,641	1.24%	1.21%	1.24%	24.25%
Year Ended December 31, 2009 (e)	$5.69	0.12	1.59	1.71	(0.10)	(0.02)	(0.12)	$7.28	30.52%	$53,106,087	1.22%	1.82%	1.22%	31.82%

Class Y Shares
Period Ended June 30, 2014 (e)(f) (Unaudited)	$9.97	0.06	0.48	0.54	–	–	–	$10.51	5.42%	$114,103	0.76%	3.63%	0.78%	38.71%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Real Estate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Effective April 1, 2013, NFA has selected Brookfield Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to April 1, 2013, Morgan Stanley Investment Management, Inc. was the subadviser for the Fund.

Effective May 1, 2014, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.70%
$500 million up to $1 billion	0.65%
$1 billion and more	0.60%

Prior to May 1, 2014, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.70%

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.70%, and after contractual fee waivers was 0.69%.

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $18,199, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $70,156 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s aggregate portion of such costs amounted to $476.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $220,163 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $124,302,793 and sales of $113,467,882 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014 the Fund recaptured $32,180 of brokerage commissions.

9.  Federal Tax Information

As of June 30, 2014 the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$296,598,196	$28,779,240	$(815,016)	$27,964,224

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Real Estate Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class I shares each ranked within the second quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class I shares achieved a level of total return performance ranked within the fourth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees considered management’s statements that, in April 2013, the Fund’s previous subadviser was replaced by the Fund’s current subadviser, Brookfield Investment Management, and that this change was prompted by management’s belief that the previous subadviser’s approach contributed to sustained periods of volatility and underperformance by the Fund. The Trustees noted management’s confidence in the current subadviser’s more dynamic investment approach, as well as management’s statement that the Fund’s performance has improved and has placed in the fifth percentile of the Fund’s performance universe since the Fund’s current subadviser assumed responsibility of the portfolio.

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. The Trustees considered that the Adviser had agreed to add breakpoints to the advisory fee schedule at $500 million and $1 billion, effective May 1, 2014. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for march FIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116

Director of Nationwide

Corporation since 2001, Nationwide Financial Services, Inc. since 1997,

Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and

Annuity Insurance

Company since 2002,

Nationwide Mutual Fire Insurance Company since

2001, Nationwide Mutual Insurance Company since

2002, and Scottsdale

Insurance Company since 2001 (all financial services

and insurance

companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of

Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund

SAR-LCG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period.

2

Economic Review (con’t.)

Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Large Cap Growth Fund

Asset Allocation†

Common Stocks	97.2%
Repurchase Agreements	1.8%
Mutual Fund	1.1%
Exchange Traded Fund	1.0%
Liabilities in excess of other assets	(1.1)%
100.0%

Top Industries††

Software	7.7%
Technology Hardware, Storage & Peripherals	7.0%
Biotechnology	6.3%
Internet Software & Services	6.1%
Media	5.1%
Energy Equipment & Services	4.5%
Information Technology Services	4.2%
Pharmaceuticals	4.0%
Textiles, Apparel & Luxury Goods	4.0%
Beverages	3.7%
Other Industries*	47.4%
100.0%

Top Holdings††

Apple, Inc.	4.9%
Microsoft Corp.	4.0%
Schlumberger Ltd.	2.8%
PepsiCo, Inc.	2.5%
Comcast Corp., Class A	2.2%
Google, Inc., Class A	2.1%
Gilead Sciences, Inc.	2.1%
Google, Inc., Class C	2.0%
Philip Morris International, Inc.	2.0%
Facebook, Inc., Class A	2.0%
Other Holdings*	73.4%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Large Cap Growth Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,042.60	3.19	0.63
	Hypothetical	(a)(b)	1,000.00	1,021.67	3.16	0.63
Class II Shares	Actual	(a)	1,000.00	1,041.40	4.45	0.88
	Hypothetical	(a)(b)	1,000.00	1,020.43	4.41	0.88

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 97.2%

	Shares	Market Value

Aerospace & Defense 3.5%
Honeywell International, Inc.	307,480	$28,580,266
Precision Castparts Corp.	92,870	23,440,388

		52,020,654

Air Freight & Logistics 1.0%
FedEx Corp.	98,410	14,897,306

Auto Components 1.3%
Delphi Automotive PLC	283,810	19,509,099

Beverages 3.8%
Coca-Cola Enterprises, Inc.	369,860	17,671,911
PepsiCo, Inc.	424,770	37,948,952

		55,620,863

Biotechnology 6.4%
Alexion Pharmaceuticals, Inc.*	108,080	16,887,500
Biogen Idec, Inc.*	65,250	20,573,978
Gilead Sciences, Inc.*	371,940	30,837,545
Regeneron Pharmaceuticals, Inc.*	35,270	9,962,717
Vertex Pharmaceuticals, Inc.*	175,890	16,653,265

		94,915,005

Capital Markets 2.3%
Ameriprise Financial, Inc.	145,940	17,512,800
BlackRock, Inc.	52,280	16,708,688

		34,221,488

Chemicals 2.9%
Eastman Chemical Co.	193,350	16,889,122
Praxair, Inc.	199,590	26,513,536

		43,402,658

Commercial Services & Supplies 1.4%
Tyco International Ltd.	458,980	20,929,488

Communications Equipment 1.3%
Juniper Networks, Inc.*	758,790	18,620,707

Construction & Engineering 1.3%
Fluor Corp.	249,940	19,220,386

Construction Materials 1.0%
Martin Marietta Materials, Inc. (a)	111,250	14,690,563

Consumer Finance 2.3%
American Express Co.	234,520	22,248,912
Discover Financial Services	194,560	12,058,829

		34,307,741

Diversified Financial Services 1.0%
Intercontinental Exchange, Inc.	77,480	14,635,972

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 4.6%
Halliburton Co.	372,520	$26,452,645
Schlumberger Ltd.	352,590	41,587,991

		68,040,636

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	188,560	21,714,570
CVS Caremark Corp.	254,180	19,157,546

		40,872,116

Food Products 1.0%
Mondelez International, Inc., Class A	398,130	14,973,669

Health Care Providers & Services 2.4%
McKesson Corp.	116,100	21,618,981
UnitedHealth Group, Inc.	178,130	14,562,128

		36,181,109

Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands Corp.	189,380	14,434,543
Starbucks Corp.	54,660	4,229,591

		18,664,134

Household Products 1.6%
Colgate-Palmolive Co.	356,520	24,307,534

Industrial Conglomerates 1.3%
Danaher Corp.	247,410	19,478,589

Information Technology Services 4.2%
Accenture PLC, Class A	235,990	19,077,431
Cognizant Technology Solutions Corp., Class A*	298,130	14,581,538
Visa, Inc., Class A	138,260	29,132,765

		62,791,734

Internet & Catalog Retail 2.6%
Amazon.com, Inc.*	69,420	22,546,228
Priceline Group, Inc. (The)*	13,750	16,541,250

		39,087,478

Internet Software & Services 6.2%
Facebook, Inc., Class A*	443,470	29,841,096
Google, Inc., Class A*	53,240	31,127,831
Google, Inc., Class C*	53,240	30,627,907

		91,596,834

Life Sciences Tools & Services 1.3%
Illumina, Inc.*	104,070	18,580,658

Machinery 1.9%
Cummins, Inc.	185,140	28,565,251

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media 5.1%
AMC Networks, Inc., Class A*	102,590	$6,308,259
Comcast Corp., Class A	619,960	33,279,453
Twenty-First Century Fox, Inc., Class A	506,340	17,797,851
Viacom, Inc., Class B	214,770	18,627,002

		76,012,565

Multiline Retail 0.7%
Dollar General Corp.*	192,450	11,038,932

Oil, Gas & Consumable Fuels 1.9%
EOG Resources, Inc.	240,650	28,122,359

Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	452,710	21,960,962
Forest Laboratories, Inc.*	156,760	15,519,240
Mylan, Inc.*	204,800	10,559,488
Perrigo Co. PLC	83,770	12,210,315

		60,250,005

Semiconductors & Semiconductor Equipment 1.1%
Xilinx, Inc.	332,100	15,711,651

Software 7.8%
Adobe Systems, Inc.*	221,040	15,994,454
Intuit, Inc.	270,290	21,766,454
Microsoft Corp.	1,435,210	59,848,257
Salesforce.com, Inc.*	308,700	17,929,296

		115,538,461

Specialty Retail 2.7%
Home Depot, Inc. (The)	344,200	27,866,432
Urban Outfitters, Inc.*	345,660	11,704,048

		39,570,480

Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	795,410	73,917,451
EMC Corp.	658,420	17,342,783
SanDisk Corp.	126,670	13,228,148

		104,488,382

Textiles, Apparel & Luxury Goods 4.0%
Michael Kors Holdings Ltd.*	137,980	12,231,927
NIKE, Inc., Class B	245,990	19,076,524
PVH Corp.	152,470	17,778,002
Under Armour, Inc., Class A* (a)	180,730	10,751,628

		59,838,081

Tobacco 2.0%
Philip Morris International, Inc.	355,840	30,000,870

Total Common Stocks (cost $1,065,995,012)		1,440,703,458

Exchange Traded Fund 1.0%

	Shares	Market Value

Equity 1.0%
iShares Russell 1000 Growth ETF (a)	164,030	$14,915,248

Total Exchange Traded Fund (cost $14,390,598)		14,915,248

Mutual Fund 1.1%
Money Market Fund 1.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	16,564,869	16,564,869

Total Mutual Fund (cost $16,564,869)		16,564,869

Repurchase Agreements 1.8%

	Principal Amount

Barclays Capital, Inc., 0.07%, dated 06/30/14, due 07/01/14, repurchase price $723,451, collateralized by a U.S. Government Treasury Note, 2.13%, maturing 06/30/21; total market value $737,919. (c)	$723,450	723,450

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $20,315,598, collateralized by U.S. Government Agency Securities, ranging from 1.63%-4.50%, maturing 11/20/21-11/20/41; total market value $20,721,917. (c)	20,315,553	20,315,553

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $5,000,014, collateralized by U.S. Government Agency Securities, ranging from 1.50%-12.50%, maturing 08/15/14-06/20/44; total market value $5,100,000. (c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $26,039,003)		26,039,003

Total Investments (cost $1,122,989,482) (d) — 101.1%		1,498,222,578

Liabilities in excess of other assets — (1.1%)		(16,971,394)

NET ASSETS — 100.0%		$1,481,251,184

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $25,495,271.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $26,039,003.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund
Assets:
Investments, at value* (cost $1,096,950,479)	$1,472,183,575
Repurchase agreements, at value (cost $26,039,003)	26,039,003

Total Investments, at value (total cost $1,122,989,482)	1,498,222,578

Dividends receivable	1,119,701
Security lending income receivable	5,576
Receivable for investments sold	37,418,282
Receivable for capital shares issued	4,261
Reclaims receivable	326,898
Prepaid expenses	8,910

Total Assets	1,537,106,206

Liabilities:
Payable for investments purchased	27,872,037
Payable for capital shares redeemed	1,088,223
Payable upon return of securities loaned (Note 2)	26,039,003
Accrued expenses and other payables:
Investment advisory fees	518,312
Fund administration fees	36,769
Distribution fees	59,885
Administrative servicing fees	170,795
Accounting and transfer agent fees	14
Trustee fees	606
Custodian fees	9,345
Compliance program costs (Note 3)	1,189
Professional fees	22,153
Printing fees	35,510
Other	1,181

Total Liabilities	55,855,022

Net Assets	$1,481,251,184

Represented by:
Capital	$802,145,638
Accumulated undistributed net investment income	4,666,730
Accumulated net realized gains from investments	299,197,435
Net unrealized appreciation/(depreciation) from investments	375,233,096
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	8,285

Net Assets	$1,481,251,184

Net Assets:
Class I Shares	$1,188,786,391
Class II Shares	292,464,793

Total	$1,481,251,184

*	Includes value of securities on loan of $25,495,271 (Note 2).

9

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	48,545,860
Class II Shares	11,989,960

Total	60,535,820

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$24.49
Class II Shares	$24.39

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$9,005,070
Income from securities lending (Note 2)	124,396

Total Income	9,129,466

EXPENSES:
Investment advisory fees	3,619,821
Fund administration fees	219,466
Distribution fees Class II Shares	366,748
Administrative servicing fees Class I Shares	883,589
Administrative servicing fees Class II Shares	220,050
Professional fees	43,104
Printing fees	19,803
Trustee fees	23,092
Custodian fees	27,603
Accounting and transfer agent fees	638
Compliance program costs (Note 3)	2,391
Other	21,366

Total expenses before earnings credit, fees waived, and expenses reimbursed	5,447,671

Earnings credit (Note 4)	(5)
Investment advisory fees waived (Note 3)	(151,982)
Expenses reimbursed by adviser (Note 3)	(298,997)

Net Expenses	4,996,687

NET INVESTMENT INCOME	4,132,779

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	150,210,076
Net change in unrealized appreciation/(depreciation) from investments	(93,104,186)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,924

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(93,102,262)

Net realized/unrealized gains from investments and translation of assets and liabilities denominated in foreign currencies	57,107,814

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$61,240,593

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Large Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$4,132,779	$7,492,131
Net realized gains from investments	150,210,076	160,636,683
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(93,102,262)	267,875,438

Change in net assets resulting from operations	61,240,593	436,004,252

Distributions to Shareholders From:
Net investment income:
Class I	–	(8,515,958)
Class II	–	(1,444,398)

Change in net assets from shareholder distributions	–	(9,960,356)

Change in net assets from capital transactions	(97,131,127)	(216,207,908)

Change in net assets	(35,890,534)	209,835,988

Net Assets:
Beginning of period	1,517,141,718	1,307,305,730

End of period	$1,481,251,184	$1,517,141,718

Accumulated undistributed net investment income at end of period	$4,666,730	$533,951

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,914,716	$5,934,311
Dividends reinvested	–	8,515,958
Cost of shares redeemed	(76,754,256)	(177,189,297)

Total Class I Shares	(72,839,540)	(162,739,028)

Class II Shares
Proceeds from shares issued	1,332,619	2,575,990
Dividends reinvested	–	1,444,398
Cost of shares redeemed	(25,624,206)	(57,489,268)

Total Class II Shares	(24,291,587)	(53,468,880)

Change in net assets from capital transactions	$(97,131,127)	$(216,207,908)

SHARE TRANSACTIONS:
Class I Shares
Issued	163,588	293,544
Reinvested	–	384,224
Redeemed	(3,234,499)	(8,884,283)

Total Class I Shares	(3,070,911)	(8,206,515)

Class II Shares
Issued	56,439	123,242
Reinvested	–	65,916
Redeemed	(1,083,558)	(2,901,213)

Total Class II Shares	(1,027,119)	(2,712,055)

Total change in shares	(4,098,030)	(10,918,570)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Large Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$23.49	0.07	0.93	1.00	–	–	–	$24.49	4.26%		$1,188,786,391	0.63%	0.61%		0.69%	26.17%
Year Ended December 31, 2013 (e)	$17.31	0.12	6.22	6.34	(0.16)	–	(0.16)	$23.49	36.70%		$1,212,244,085	0.63%	0.59%		0.70%	44.07%
Year Ended December 31, 2012 (e)	$14.69	0.15	2.59	2.74	(0.12)	–	(0.12)	$17.31	18.68%		$1,035,691,930	0.63%	0.88%		0.70%	46.31%
Year Ended December 31, 2011 (e)	$15.18	0.12	(0.44)	(0.32)	(0.11)	(0.06)	(0.17)	$14.69	(2.23%	)	$1,034,868,666	0.65%	0.77%		0.72%	94.50%
Year Ended December 31, 2010 (e)	$14.08	(0.04)	1.25	1.21	(0.01)	(0.10)	(0.11)	$15.18	8.80%		$1,322,344,042	0.64%	(0.24%	)	0.72%	55.10%
Period Ended December 31, 2009 (e)(f)	$10.00	0.03	4.32	4.35	(0.03)	(0.24)	(0.27)	$14.08	43.53%		$7,000,118	0.65%	0.29%		1.44%	29.72%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$23.42	0.04	0.93	0.97	–	–	–	$24.39	4.14%		$292,464,793	0.88%	0.36%		0.94%	26.17%
Year Ended December 31, 2013 (e)	$17.27	0.07	6.19	6.26	(0.11)	–	(0.11)	$23.42	36.29%		$304,897,633	0.88%	0.34%		0.95%	44.07%
Year Ended December 31, 2012 (e)	$14.65	0.10	2.60	2.70	(0.08)	–	(0.08)	$17.27	18.42%		$271,613,800	0.88%	0.62%		0.95%	46.31%
Year Ended December 31, 2011 (e)	$15.14	0.08	(0.44)	(0.36)	(0.07)	(0.06)	(0.13)	$14.65	(2.50%	)	$278,960,967	0.90%	0.51%		0.97%	94.50%
Year Ended December 31, 2010 (e)	$14.07	(0.06)	1.23	1.17	–	(0.10)	(0.10)	$15.14	8.52%		$364,586,589	0.88%	(0.41%	)	1.03%	55.10%
Period Ended December 31, 2009 (e)(f)	$10.00	–	4.33	4.33	(0.02)	(0.24)	(0.26)	$14.07	43.29%		$1,695,645	0.89%	0.02%		1.94%	29.72%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Large Cap Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,440,703,458	$—	$—	$1,440,703,458
Exchange Traded Fund	14,915,248	—	—	14,915,248
Mutual Fund	16,564,869	—	—	16,564,869
Repurchase Agreements	—	26,039,003	—	26,039,003
Total	$1,472,183,575	$26,039,003	$—	$1,498,222,578

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

Barclays Capital, Inc., 0.07%, dated 06/30/14, due 07/01/14, repurchase price $355,000,690, collateralized by a U.S. Government Treasury Note, 2.13%, maturing 06/30/21; total market value $362,100,094.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% — 4.50%, maturing 11/20/21 — 11/20/41; total market value $255,000,656.

Goldman Sachs & Co, 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% — 12.50%, maturing 8/15/14 — 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
Barclays Capital, Inc.	$723,450	$—	$723,450	$(723,450)	$—
Credit Suisse (USA) LLC	20,315,553	—	20,315,553	(20,315,553)	—
Goldman Sachs & Co.	5,000,000	—	5,000,000	(5,000,000)	—
Total	$26,039,003	$—	$26,039,003	$(26,039,003)	$—

Amounts designated as — are zero or have been rounded to zero.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Effective May 1, 2014, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.50%
$500 million up to $1 billion	0.475%
$1 billion and more	0.45%

Prior to May 1, 2014, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.50%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.49%, and after contractual fee waivers was 0.47%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses without any exclusions for Rule 12b-1 fees or administrative services fees according to the table below through April 30, 2015.

Class	Expense Limitation
Class I	0.65%
Class II	0.90%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Six Months Ended June 30, 2014 Amount	Total
$1,092,349	$707,962	$690,090	$298,997	$2,789,398

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $151,982 for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $219,466 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,391.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $1,103,639 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $385,980,489 and sales of $496,247,794 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $28,309 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,123,418,690	$380,569,622	$(5,765,734)	$374,803,888

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Large Cap Growth Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

24

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class I shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class I shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. The Trustees considered that the Adviser had agreed to add breakpoints to the advisory fee schedule at $500 million and $1 billion, effective May 1, 2014. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

25

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

26

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

27

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

28

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

29

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

32

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

34

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

36

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Emerging Markets Fund

SAR-EM 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Emerging Markets Fund

Asset Allocation†

Common Stocks	89.5%
Preferred Stocks	5.1%
Exchange Traded Fund	3.8%
Mutual Fund	3.2%
Liabilities in excess of other assets	(1.6)%
100.0%

Top Industries††

Banks	20.1%
Oil, Gas & Consumable Fuels	11.8%
Semiconductors & Semiconductor Equipment	8.0%
Automobiles	4.8%
Capital Markets	4.3%
Internet Software & Services	3.7%
Wireless Telecommunication Services	3.6%
Insurance	3.4%
Technology Hardware, Storage & Peripherals	3.1%
Beverages	2.7%
Other Industries	34.5%
100.0%

Top Holdings††

iShares MSCI Emerging Markets ETF	3.7%
Fidelity Institutional Money Market Fund—Institutional Class	3.1%
Samsung Electronics Co., Ltd.	2.5%
CNOOC Ltd.	2.4%
China Construction Bank Corp., H Shares	2.4%
SK Hynix, Inc.	2.3%
Turkiye Halk Bankasi AS	2.1%
Tencent Holdings Ltd.	2.1%
Hyundai Motor Co.	1.9%
Itau Unibanco Holding SA—Preference Shares	1.7%
Other Holdings	75.8%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Fund Overview (con’t.)	NVIT Emerging Markets Fund

Top Countries††

China	16.4%
South Korea	14.3%
Taiwan	13.2%
Brazil	12.1%
India	8.7%
United States	6.8%
Russia	4.3%
Turkey	4.0%
Thailand	3.7%
South Africa	3.5%
Other Countries	13.0%
100.0%

††	Percentages indicated are based upon total investments as of June 30, 2014.

5

Shareholder Expense Example	NVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Emerging Markets Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,039.50	6.02	1.19
	Hypothetical(a)(b)		1,000.00	1,018.89	5.96	1.19
Class II Shares	Actual	(a)	1,000.00	1,038.30	7.28	1.44
	Hypothetical(a)(b)		1,000.00	1,017.65	7.20	1.44
Class Y Shares	Actual	(c)	1,000.00	1,069.20	1.80	1.04
	Hypothetical	(a)(b)	1,000.00	1,019.64	5.21	1.04

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

6

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 89.5%

	Shares	Market Value

BRAZIL 7.2%
Beverages 1.7%
AMBEV SA, ADR	354,010	$2,492,230

Diversified Financial Services 0.4%
Grupo BTG Pactual	36,000	560,489

Electric Utilities 0.7%
EDP — Energias do Brasil SA	219,000	1,075,424

Household Durables 0.2%
Rossi Residencial SA*	307,655	240,889

Media 0.5%
Multiplus SA	44,600	736,571

Metals & Mining 1.0%
Vale SA — Preference Shares, ADR	127,170	1,513,323

Oil, Gas & Consumable Fuels 0.9%
Petroleo Brasileiro SA	173,700	1,276,709

Transportation Infrastructure 0.9%
Arteris SA	168,900	1,406,544

Water Utilities 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	122,400	1,304,603

		10,606,782

CHILE 0.8%
Banks 0.8%
Banco Santander Chile, ADR	42,100	1,113,545

CHINA 16.7%
Banks 2.4%
China Construction Bank Corp., H Shares*	4,714,000	3,564,970

Capital Markets 0.6%
China Cinda Asset Management Co., Ltd., H Shares*	1,756,000	872,193

Chemicals 0.3%
China BlueChemical Ltd., H Shares	720,000	392,878

Construction & Engineering 0.6%
China Communications Construction Co., Ltd., H Shares	910,000	609,897
China Machinery Engineering Corp., H Shares*	507,000	299,909

		909,806

Construction Materials 0.5%
Anhui Conch Cement Co., Ltd., H Shares	211,000	723,753

Diversified Telecommunication Services 0.4%
China Telecom Corp., Ltd., H Shares	1,298,000	634,888

Health Care Providers & Services 0.3%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	190,900	397,052

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Insurance 1.9%
New China Life Insurance Co., Ltd., H Shares	391,500	$1,298,277
PICC Property & Casualty Co., Ltd., H Shares	964,000	1,460,605

		2,758,882

Internet & Catalog Retail 0.5%
Vipshop Holdings Ltd., ADR*	4,210	790,385

Internet Software & Services 2.1%
Tencent Holdings Ltd.	204,000	3,103,462

Machinery 1.7%
CSR Corp., Ltd., H Shares	1,120,000	841,444
Weichai Power Co., Ltd., H Shares	416,000	1,606,647

		2,448,091

Oil, Gas & Consumable Fuels 4.7%
China Petroleum & Chemical Corp., H Shares	2,401,000	2,282,733
China Shenhua Energy Co., Ltd., H Shares*	416,000	1,201,734
CNOOC Ltd.	2,038,000	3,663,645

		7,148,112

Pharmaceuticals 0.7%
Sihuan Pharmaceutical Holdings Group Ltd.	1,762,000	1,077,629

		24,822,101

COLOMBIA 0.5%
Banks 0.5%
Bancolombia SA, ADR	12,530	724,234

GREECE 0.7%
Hotels, Restaurants & Leisure 0.7%
OPAP SA	55,260	982,483

HONG KONG 3.4%
Diversified Telecommunication Services 0.0%†
China Unicom Hong Kong Ltd.	20,000	30,755

Hotels, Restaurants & Leisure 0.7%
SJM Holdings Ltd.	418,000	1,047,151

Household Durables 0.7%
Haier Electronics Group Co., Ltd.	415,000	1,084,635

Independent Power and Renewable Electricity Producers 1.3%
China Resources Power Holdings Co., Ltd.	636,000	1,808,464

Real Estate Management & Development 0.7%
China Overseas Land & Investment Ltd.	416,000	1,009,028

		4,980,033

INDIA 8.8%
Automobiles 2.8%
Maruti Suzuki India Ltd.	53,250	2,166,161
Tata Motors Ltd.	272,140	1,958,650

		4,124,811

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

INDIA (continued)
Banks 0.8%
ICICI Bank Ltd.	49,200	$1,160,537

Chemicals 0.5%
UPL Ltd.	140,370	797,519

Construction Materials 0.7%
Grasim Industries Ltd.	1,690	98,245
Grasim Industries Ltd., GDR	15,360	876,091

		974,336

Information Technology Services 0.7%
HCL Technologies Ltd.	41,500	1,035,554

Oil, Gas & Consumable Fuels 3.3%
Coal India Ltd.	199,070	1,274,823
Oil & Natural Gas Corp., Ltd.	334,780	2,364,591
Reliance Industries Ltd.	77,150	1,302,622

		4,942,036

		13,034,793

INDONESIA 1.9%
Banks 1.2%
Bank Negara Indonesia Persero Tbk PT	4,294,400	1,726,862

Construction Materials 0.4%
Indocement Tunggal Prakarsa Tbk PT	322,700	613,686

Machinery 0.3%
United Tractors Tbk PT	231,600	451,926

		2,792,474

MACAU 0.7%
Hotels, Restaurants & Leisure 0.7%
Sands China Ltd.	142,800	1,077,810

MALAYSIA 1.0%
Banks 1.0%
CIMB Group Holdings Bhd	632,700	1,442,862

MEXICO 0.5%
Beverages 0.5%
Arca Continental SAB de CV	108,300	733,854

PERU 0.6%
Banks 0.6%
Credicorp Ltd.	5,330	828,655

PHILIPPINES 2.1%
Banks 1.3%
Metropolitan Bank & Trust Co.	995,466	1,992,982

Food Products 0.5%
Universal Robina Corp.	206,880	731,200

Wireless Telecommunication Services 0.3%
Philippine Long Distance Telephone Co.	6,600	449,105

		3,173,287

Common Stocks (continued)

	Shares	Market Value

POLAND 1.0%
Electric Utilities 1.0%
Energa SA	217,740	$1,482,717

RUSSIA 4.3%
Banks 0.4%
Sberbank of Russia, ADR	56,900	578,673

Metals & Mining 0.9%
MMC Norilsk Nickel OJSC, ADR	66,230	1,318,639

Oil, Gas & Consumable Fuels 2.2%
Lukoil OAO, ADR	34,320	2,053,023
Rosneft OAO, GDR Reg. S*	166,560	1,215,812

		3,268,835

Wireless Telecommunication Services 0.8%
Mobile Telesystems OJSC	140,390	1,249,441

		6,415,588

SOUTH AFRICA 3.6%
Food Products 0.4%
Tiger Brands Ltd.	22,990	663,032

Health Care Providers & Services 1.0%
Mediclinic International Ltd.	183,940	1,413,124

Industrial Conglomerates 0.5%
Bidvest Group Ltd.	27,630	734,308

Wireless Telecommunication Services 1.7%
MTN Group Ltd.	120,070	2,529,132

		5,339,596

SOUTH KOREA 14.6%
Auto Components 0.5%
Hyundai Mobis	2,603	731,035

Automobiles 1.9%
Hyundai Motor Co.	12,410	2,813,605

Banks 3.3%
DGB Financial Group, Inc.	76,360	1,143,525
Hana Financial Group, Inc.	59,020	2,187,177
Shinhan Financial Group Co., Ltd.	32,290	1,489,741

		4,820,443

Food & Staples Retailing 0.4%
E-Mart Co., Ltd.	2,558	586,651

Household Durables 0.8%
LG Electronics, Inc.	16,174	1,187,888

Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	2,238	569,611

Internet Software & Services 1.6%
NAVER Corp.	2,963	2,441,407

Semiconductors & Semiconductor Equipment 4.9%
Samsung Electronics Co., Ltd.	2,940	3,839,491
SK Hynix, Inc.*	71,130	3,415,511

		7,255,002

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA (continued)
Wireless Telecommunication Services 0.8%
SK Telecom Co., Ltd.	5,080	$1,187,473

		21,593,115

TAIWAN 13.4%
Banks 2.1%
E.Sun Financial Holding Co., Ltd.	2,090,096	1,340,754
Mega Financial Holding Co., Ltd.	2,121,553	1,765,444

		3,106,198

Diversified Financial Services 1.4%
Fubon Financial Holding Co., Ltd.	1,470,700	2,124,485

Electronic Equipment, Instruments & Components 2.1%
Delta Electronics, Inc.	272,000	1,981,016
Largan Precision Co., Ltd.	14,000	1,116,896

		3,097,912

Insurance 1.2%
China Life Insurance Co., Ltd.	1,968,940	1,816,747

Semiconductors & Semiconductor Equipment 3.4%
Advanced Semiconductor Engineering, Inc.	651,000	843,568
Epistar Corp.*	288,000	713,910
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	112,850	2,413,862
United Microelectronics Corp	2,210,000	1,101,155

		5,072,495

Technology Hardware, Storage & Peripherals 3.2%
Catcher Technology Co., Ltd.	195,000	1,819,801
Compal Electronics, Inc.	1,829,750	1,497,716
Inventec Corp.	1,444,460	1,384,128

		4,701,645

		19,919,482

THAILAND 3.7%
Banks 0.1%
Kasikornbank PCL	31,400	198,324

Beverages 0.5%
Thai Beverage PCL	1,468,000	730,241

Chemicals 1.5%
PTT Global Chemical PCL	1,063,936	2,213,262

Diversified Telecommunication Services 0.9%
Jasmine International PCL	5,368,200	1,372,085

Oil, Gas & Consumable Fuels 0.7%
PTT PCL	103,000	1,009,213

		5,523,125

TURKEY 4.0%
Automobiles 0.2%
Ford Otomotiv Sanayi AS*	23,840	297,136

Common Stocks (continued)

	Shares	Market Value

TURKEY (continued)
Banks 3.0%
Turkiye Garanti Bankasi AS	330,300	$1,293,516
Turkiye Halk Bankasi AS	422,620	3,172,835

		4,466,351

Real Estate Investment Trusts (REITs) 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	954,440	1,201,177

		5,964,664

Total Common Stocks (cost $123,419,011)		132,551,200

Preferred Stocks 5.1%
BRAZIL 5.1%
Banks 3.0%
Banco Bradesco SA — Preference Shares	105,200	1,525,983
Banco do Estado do Rio Grande do Sul SA — Preference Shares, Class B	100,400	488,482
Itau Unibanco Holding SA — Preference Shares	176,518	2,554,099

		4,568,564

Food & Staples Retailing 1.6%
Cia Brasileira de Distribuicao — Preference Shares	50,100	2,335,279

Paper & Forest Products 0.5%
Suzano Papel e Celulose SA — Preference Shares, Class A	181,300	688,439

Total Preferred Stocks (cost $7,759,748)		7,592,282

Exchange Traded Fund 3.8%
UNITED STATES 3.8%
iShares MSCI Emerging Markets ETF	129,770	5,609,957

Total Exchange Traded Fund (cost $5,418,411)		5,609,957

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Mutual Fund 3.2%

	Shares	Market Value

Money Market Fund 3.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (a)	4,690,245	$4,690,245

Total Mutual Fund (cost $4,690,245)		4,690,245

Total Investments (cost $141,287,415) (b) — 101.6%		150,443,684

Liabilities in excess of other assets — (1.6)%		(2,332,423)

NET ASSETS — 100.0%		$148,111,261

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AS	Stock Corporation

Bhd	Public Limited Company

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Ltd.	Limited

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PCL	Public Company Limited

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Emerging Markets Fund
Assets:
Investments, at value (cost $141,287,415)	$150,443,684
Foreign currencies, at value (cost $532,924)	531,810
Dividends receivable	423,763
Receivable for investments sold	1,353,478
Receivable for capital shares issued	50,231
Prepaid expenses	745

Total Assets	152,803,711

Liabilities:
Payable for investments purchased	4,302,971
Payable for capital shares redeemed	33,138
Payable for capital gain country tax	10,003
Accrued expenses and other payables:
Investment advisory fees	107,887
Fund administration fees	9,781
Distribution fees	13,179
Administrative servicing fees	27,521
Accounting and transfer agent fees	92
Trustee fees	59
Deferred capital gain country tax	174,000
Custodian fees	614
Compliance program costs (Note 3)	115
Professional fees	1,264
Printing fees	11,277
Other	549

Total Liabilities	4,692,450

Net Assets	$148,111,261

Represented by:
Capital	$153,874,747
Accumulated undistributed net investment income	1,046,158
Accumulated net realized losses from investments and foreign currency transactions	(15,791,794)
Net unrealized appreciation/(depreciation) from investments†	8,982,269
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(119)

Net Assets	$148,111,261

Net Assets:
Class I Shares	$82,186,691
Class II Shares	65,854,681
Class Y Shares	69,889

Total	$148,111,261

†	Net of $174,000 of deferred capital gain country tax.

11

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Emerging Markets Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	6,732,144
Class II Shares	5,460,602
Class Y Shares	5,723

Total	12,198,469

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.21
Class II Shares	$12.06
Class Y Shares	$12.21

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Emerging Markets Fund
INVESTMENT INCOME:
Dividend income	$1,570,948
Foreign tax withholding	(116,299)

Total Income	1,454,649

EXPENSES:
Investment advisory fees	650,680
Fund administration fees	55,252
Distribution fees Class II Shares	28,121
Distribution fees Class VI Shares (a)	45,379
Administrative servicing fees Class I Shares	27,691
Administrative servicing fees Class II Shares	16,873
Administrative servicing fees Class III Shares (b)	30,431
Administrative servicing fees Class VI Shares (a)	27,227
Professional fees	23,459
Printing fees	8,414
Trustee fees	2,110
Custodian fees	3,989
Accounting and transfer agent fees	3,891
Compliance program costs (Note 3)	222
Other	5,214

Total expenses before earnings credit and fees waived	928,953

Earnings credit (Note 5)	(26)
Investment advisory fees waived (Note 3)	(35,461)

Net Expenses	893,466

NET INVESTMENT INCOME	561,183

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	3,728,190
Net realized losses from foreign currency transactions (Note 2)	(53,493)

Net realized gains from investments and foreign currency transactions	3,674,697

Net change in unrealized appreciation/(depreciation) from investments††	1,131,470
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	14,260

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	1,145,730

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	4,820,427

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,381,610

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.
(b)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
†	Net of capital gain country taxes of $18,671.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $101,816.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$561,183	$1,837,954
Net realized gains from investments and foreign currency transactions	3,674,697	10,340,555
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	1,145,730	(12,095,703)

Change in net assets resulting from operations	5,381,610	82,806

Distributions to Shareholders From:
Net investment income:
Class I	(63,918)	(178,974)
Class II	(4,481)	(12,291)
Class III (a)	(295,017)	(808,552)
Class VI (b)	(233,160)	(529,890)
Class Y	– (c)	–

Change in net assets from shareholder distributions	(596,576)	(1,529,707)

Change in net assets from capital transactions	(708,355)	(8,993,200)

Change in net assets	4,076,679	(10,440,101)

Net Assets:
Beginning of period	144,034,582	154,474,683

End of period	$148,111,261	$144,034,582

Accumulated undistributed net investment income at end of period	$1,046,158	$1,081,551

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,586,267	$2,080,464
Proceeds from shares issued from class conversion	63,184,949	–
Dividends reinvested	63,918	178,974
Cost of shares redeemed	(3,998,776)	(7,632,824)

Total Class I Shares	61,836,358	(5,373,386)

Class II Shares
Proceeds from shares issued	2,762,551	349
Proceeds from shares issued from class conversion	59,156,605	–
Dividends reinvested	4,481	12,291
Cost of shares redeemed	(1,563,683)	(210,228)

Total Class II Shares	60,359,954	(197,588)

Class III Shares (a)
Proceeds from shares issued	2,500,931	15,520,895
Dividends reinvested	295,017	808,552
Cost of shares redeemed from class conversion	(63,184,949)	–
Cost of shares redeemed	(6,057,080)	(22,962,060)

Total Class III Shares	(66,446,081)	(6,632,613)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.
(c)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

14

Statements of Changes in Net Assets (Continued)

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
CAPITAL TRANSACTIONS: (continued)
Class VI Shares (b)
Proceeds from shares issued	$3,850,652		$12,349,739
Dividends reinvested	233,160		529,890
Cost of shares redeemed from class conversion	(59,156,605)		–
Cost of shares redeemed	(1,452,196)		(9,669,242)

Total Class VI Shares	(56,524,989)		3,210,387

Class Y Shares
Proceeds from shares issued	$66,624	(c)	$–
Dividends reinvested	–	(c)	–
Cost of shares redeemed	(221	)(c)	–

Total Class Y Shares	66,403	(c)	–

Change in net assets from capital transactions	$(708,355)		$(8,993,200)

SHARE TRANSACTIONS:
Class I Shares
Issued	5,767,277		176,650
Reinvested	5,491		15,308
Redeemed	(343,805)		(651,279)

Total Class I Shares	5,428,963		(459,321)

Class II Shares
Issued	5,488,734		14
Reinvested	390		1,062
Redeemed	(134,298)		(18,356)

Total Class II Shares	5,354,826		(17,280)

Class III Shares (a)
Issued	222,040		1,305,803
Reinvested	25,389		69,278
Redeemed	(6,096,546)		(1,986,237)

Total Class III Shares	(5,849,117)		(611,156)

Class VI Shares (b)
Issued	340,874		1,061,224
Reinvested	20,152		45,535
Redeemed	(5,352,361)		(830,996)

Total Class VI Shares	(4,991,335)		275,763

Class Y Shares
Issued	5,741	(c)	–
Reinvested	–	(c)	–
Redeemed	(18	)(c)	–

Total Class Y Shares	5,723	(c)	–

Total change in shares	(50,940)		(811,994)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.
(c)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.80	0.10	0.36	0.46	(0.05)	–	(0.05)	–	$12.21	3.95%		$82,186,691	1.19%	1.73%	1.25%	43.77%
Year Ended December 31, 2013 (e)	$11.86	0.16	(0.08)	0.08	(0.14)	–	(0.14)	–	$11.80	0.66%	(g)	$15,371,041	1.19%	1.37%	1.25%	78.72%
Year Ended December 31, 2012 (e)	$10.16	0.15	1.61	1.76	(0.06)	–	(0.06)	–	$11.86	17.22%		$20,901,248	1.20%	1.38%	1.25%	68.20%
Year Ended December 31, 2011 (e)	$13.19	0.13	(3.08)	(2.95)	(0.08)	–	(0.08)	–	$10.16	(22.37%	)	$19,667,663	1.22%	1.07%	1.23%	119.54%
Year Ended December 31, 2010 (e)	$11.36	0.08	1.76	1.84	(0.01)	–	(0.01)	–	$13.19	16.17%		$44,965,055	1.19%	0.70%	1.19%	135.63%
Year Ended December 31, 2009 (e)	$7.05	0.10	4.32	4.42	(0.09)	(0.02)	(0.11)	–	$11.36	63.31%		$46,047,002	1.20%	1.13%	1.20%	121.34%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.66	0.11	0.33	0.44	(0.04)	–	(0.04)	–	$12.06	3.83%		$65,854,681	1.44%	1.92%	1.49%	43.77%
Year Ended December 31, 2013 (e)	$11.72	0.13	(0.08)	0.05	(0.11)	–	(0.11)	–	$11.66	0.43%		$1,233,167	1.44%	1.15%	1.50%	78.72%
Year Ended December 31, 2012 (e)	$10.04	0.12	1.59	1.71	(0.03)	–	(0.03)	–	$11.72	16.99%		$1,442,757	1.45%	1.12%	1.50%	68.20%
Year Ended December 31, 2011 (e)	$13.04	0.11	(3.05)	(2.94)	(0.06)	–	(0.06)	–	$10.04	(22.60%	)	$1,699,906	1.48%	0.90%	1.49%	119.54%
Year Ended December 31, 2010 (e)	$11.25	0.05	1.74	1.79	–	–	–	–	$13.04	15.91%		$2,748,446	1.44%	0.45%	1.44%	135.63%
Year Ended December 31, 2009 (e)	$6.98	0.08	4.29	4.37	(0.08)	(0.02)	(0.10)	–	$11.25	63.09%		$3,023,040	1.46%	0.91%	1.46%	121.34%

Class Y Shares
Period Ended June 30, 2014 (e)(f) (Unaudited)	$11.42	0.04	0.75	0.79	–	–	–	–	$12.21	6.92%		$69,889	1.05%	2.20%	1.10%	43.77%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$731,035	$—	$731,035
Automobiles	—	7,235,552	—	7,235,552
Banks	3,245,107	22,479,529	—	25,724,636
Beverages	3,226,084	730,241	—	3,956,325
Capital Markets	—	872,193	—	872,193
Chemicals	—	3,403,659	—	3,403,659
Construction & Engineering	—	909,806	—	909,806
Construction Materials	—	2,311,775	—	2,311,775
Diversified Financial Services	560,489	2,124,485	—	2,684,974
Diversified Telecommunication Services	—	2,037,728	—	2,037,728
Electric Utilities	1,075,424	1,482,717	—	2,558,141
Electronic Equipment, Instruments & Components	—	3,097,912	—	3,097,912
Food & Staples Retailing	—	586,651	—	586,651
Food Products	—	1,394,232	—	1,394,232
Health Care Providers & Services	—	1,810,176	—	1,810,176
Hotels, Restaurants & Leisure	—	3,107,444	—	3,107,444
Household Durables	240,889	2,272,523	—	2,513,412
Independent Power and Renewable Electricity Producers	—	1,808,464	—	1,808,464
Industrial Conglomerates	—	734,308	—	734,308
Information Technology Services	—	1,035,554	—	1,035,554
Insurance	—	5,145,240	—	5,145,240
Internet & Catalog Retail	790,385	—	—	790,385
Internet Software & Services	—	5,544,869	—	5,544,869
Machinery	—	2,900,017	—	2,900,017
Media	736,571	—	—	736,571
Metals & Mining	2,831,962	—	—	2,831,962
Oil, Gas & Consumable Fuels	3,329,732	14,315,173	—	17,644,905
Pharmaceuticals	—	1,077,629	—	1,077,629
Real Estate Investment Trusts (REITs)	—	1,201,177		1,201,177
Real Estate Management & Development	—	1,009,028	—	1,009,028
Semiconductors & Semiconductor Equipment	2,413,862	9,913,635	—	12,327,497
Technology Hardware, Storage & Peripherals	—	4,701,645	—	4,701,645
Transportation Infrastructure	1,406,544	—	—	1,406,544
Water Utilities	1,304,603	—	—	1,304,603
Wireless Telecommunication Services	—	5,415,151	—	5,415,151
Total Common Stocks	$21,161,652	$111,389,548	$—	$132,551,200
Exchange Traded Fund	5,609,957	—	—	5,609,957
Mutual Fund	4,690,245	—	—	4,690,245
Preferred Stocks	7,592,282	—	—	7,592,282
Total	$39,054,136	$111,389,548	$—	$150,443,684
Amounts	designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.95%, and after contractual fee waivers was 0.90%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, the Fund had no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $35,461, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $55,252 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $222.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, NFS earned $102,222 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class III and 0.15% for Class VI shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and the year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,046 and $19,683, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $60,321,715 and sales of $62,206,461 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $1,868 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$141,719,397	$14,490,348	$(5,766,061)	$8,724,287

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Emerging Markets Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

25

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class III shares each ranked within the second quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class III shares achieved a level of total return performance ranked within the fourth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees considered management’s statements that the Fund appointed its current subadviser in September 2011, and that the Fund’s underperformance was due in part to the poor performance of the previous subadviser. The Trustees considered management’s belief that the Fund’s current subadviser had made enhancements which resulted in the Fund’s performing in the upper half of its peer universe over the past year. The Trustees further considered management’s belief that the current subadviser’s balanced focus on growth and value and quantitative and qualitative factors would result in a more consistent pattern of returns for the Fund compared to that achieved by the previous subadviser.

26

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

28

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

29

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

30

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

32

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

33

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

34

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

35

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

36

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

37

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Semiannual Report

June 30, 2014 (Unaudited)

NVIT International Equity Fund

SAR-IE 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT International Equity Fund

Asset Allocation†

Common Stocks	97.2%
Preferred Stocks	1.3%
Mutual Fund	1.1%
Other assets in excess of liabilities	0.4%
100.0%

Top Industries††

Banks	14.5%
Oil, Gas & Consumable Fuels	8.7%
Pharmaceuticals	6.4%
Food Products	4.8%
Insurance	4.6%
Metals & Mining	3.8%
Electronic Equipment, Instruments & Components	3.3%
Road & Rail	2.9%
Wireless Telecommunication Services	2.8%
Auto Components	2.8%
Other Industries	45.4%
100.0%

Top Holdings††

Roche Holding AG	2.4%
BP PLC	2.1%
Nestle SA	2.0%
British American Tobacco PLC	1.9%
Allianz SE	1.7%
Shire PLC	1.7%
Total SA	1.7%
Samsung Electronics Co., Ltd.	1.6%
British Sky Broadcasting Group PLC	1.6%
HSBC Holdings PLC	1.5%
Other Holdings	81.8%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Fund Overview (con’t.)	NVIT International Equity Fund

Top Countries††

United Kingdom	16.5%
Japan	14.0%
Canada	7.2%
France	6.7%
Germany	5.6%
Australia	5.4%
Switzerland	5.2%
China	4.1%
South Korea	3.1%
Netherlands	2.9%
Other Countries	29.3%
100.0%

††	Percentages indicated are based upon total investments as of June 30, 2014.

5

Shareholder Expense Example	NVIT International Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Equity Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,071.60	5.86	1.14
	Hypothetical(a)(b)		1,000.00	1,019.14	5.71	1.14
Class II Shares(c)	Actual	(a)	1,000.00	1,070.20	7.13	1.39
	Hypothetical(a)(b)		1,000.00	1,017.90	6.95	1.39

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

6

Statement of Investments

June 30, 2014 (Unaudited)

NVIT International Equity Fund

Common Stocks 97.2%

	Shares	Market Value

AUSTRALIA 5.4%
Biotechnology 0.3%
CSL Ltd.	5,644	$354,291

Capital Markets 0.4%
Platinum Asset Management Ltd.	68,445	406,491

Containers & Packaging 0.7%
Amcor Ltd.	76,393	751,367

Diversified Telecommunication Services 1.0%
Telstra Corp., Ltd.	218,200	1,071,966

Information Technology Services 0.2%
Iress Ltd.	25,328	195,653

Machinery 0.1%
Bradken Ltd.	32,000	114,580

Metals & Mining 1.7%
Atlas Iron Ltd.	620,589	369,420
BHP Billiton Ltd.	37,597	1,282,234
Fortescue Metals Group Ltd.	89,245	368,595

		2,020,249

Real Estate Investment Trusts (REITs) 1.0%
GPT Group (The)	299,856	1,085,950

		6,000,547

AUSTRIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
OMV AG	4,877	220,318

BELGIUM 0.4%
Food & Staples Retailing 0.4%
Delhaize Group SA	6,414	434,017

BRAZIL 1.2%
Banks 0.7%
Itau Unibanco Holding SA — Preference Shares, ADR	53,590	770,624

Beverages 0.2%
AMBEV SA, ADR	29,837	210,052

Diversified Consumer Services 0.1%
Estacio Participacoes SA	11,400	150,917

Electric Utilities 0.2%
Light SA	25,000	243,947

		1,375,540

CANADA 7.1%
Banks 0.7%
Royal Bank of Canada	10,938	781,923

Capital Markets 0.2%
CI Financial Corp.	6,584	216,268

Construction & Engineering 0.2%
WSP Global, Inc.	6,221	220,319

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Energy Equipment & Services 0.4%
ShawCor Ltd.	8,211	$456,624

Food & Staples Retailing 0.3%
Jean Coutu Group PJC, Inc. (The), Class A	14,659	311,300

Hotels, Restaurants & Leisure 0.9%
Tim Hortons, Inc.	17,508	957,726

Media 0.2%
Cogeco Cable, Inc.	3,769	208,716

Oil, Gas & Consumable Fuels 1.6%
Canadian Natural Resources Ltd.	11,997	551,252
Encana Corp.	13,904	329,406
Imperial Oil Ltd.	10,854	571,970
Suncor Energy, Inc.	8,205	349,869

		1,802,497

Road & Rail 0.8%
Canadian National Railway Co.	14,252	926,938

Thrifts & Mortgage Finance 0.4%
Genworth MI Canada, Inc.	13,779	490,830

Wireless Telecommunication Services 1.4%
Rogers Communications, Inc., Class B	39,200	1,577,478

		7,950,619

CHINA 4.1%
Banks 2.5%
Agricultural Bank of China Ltd., H Shares	718,000	316,906
China Construction Bank Corp., H Shares*	1,103,000	834,147
China Merchants Bank Co. Ltd., H Shares*	188,500	371,613
China Minsheng Banking Corp., Ltd., H Shares	857,900	777,350
Industrial & Commercial Bank of China Ltd., H Shares	838,200	530,023

		2,830,039

Building Products 0.2%
China Lesso Group Holdings Ltd.	351,000	187,955

Electronic Equipment, Instruments & Components 0.5%
AAC Technologies Holdings, Inc.	89,000	579,217

Independent Power and Renewable Electricity Producers 0.5%
Huadian Power International Corp. Ltd., H Shares	552,000	334,253
Huaneng Power International, Inc., H Shares*	202,000	228,453

		562,706

Insurance 0.3%
Ping An Insurance Group Co. of China Ltd., H Shares	42,500	329,036

Real Estate Management & Development 0.1%
Guangzhou R&F Properties Co., Ltd., H Shares	72,400	89,410

		4,578,363

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK 1.8%
Health Care Equipment & Supplies 0.7%
Coloplast A/S, Class B	9,160	$828,844

Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B	26,287	1,213,223

		2,042,067

EGYPT 0.3%
Banks 0.3%
Commercial International Bank Egypt SAE, ADR	68,250	338,520

FINLAND 0.9%
Machinery 0.9%
Kone OYJ, Class B	24,910	1,038,649

FRANCE 6.6%
Aerospace & Defense 0.7%
Airbus Group NV	11,270	755,631

Banks 1.6%
BNP Paribas SA	12,584	855,193
Credit Agricole SA	27,828	392,900
Societe Generale SA	9,401	493,013

		1,741,106

Chemicals 0.4%
Air Liquide SA	3,560	481,059

Electric Utilities 0.2%
Electricite de France SA	6,148	193,588

Electronic Equipment, Instruments & Components 0.2%
Ingenico	2,350	204,384

Insurance 1.0%
AXA SA	46,539	1,111,972

Oil, Gas & Consumable Fuels 1.6%
Total SA	25,400	1,837,682

Personal Products 0.2%
L’Oreal SA	1,515	260,851

Professional Services 0.7%
Bureau Veritas SA	28,564	793,321

		7,379,594

GERMANY 5.6%
Auto Components 0.6%
Continental AG	2,800	647,390

Capital Markets 0.1%
Deutsche Bank AG REG	4,203	147,714

Chemicals 0.8%
BASF SE	8,110	943,385

Insurance 2.8%
Allianz SE REG	11,534	1,925,184
Hannover Rueck SE	12,000	1,080,618

		3,005,802

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Pharmaceuticals 0.2%
Merck KGaA	2,776	$240,726

Semiconductors & Semiconductor Equipment 0.3%
Dialog Semiconductor PLC*	9,202	318,407

Textiles, Apparel & Luxury Goods 0.8%
Hugo Boss AG	6,214	927,871

		6,231,295

HONG KONG 1.5%
Banks 0.3%
Hang Seng Bank Ltd.	20,300	331,489

Industrial Conglomerates 0.3%
Hutchison Whampoa Ltd.	23,000	314,561

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	15,000	266,125
China Resources Land Ltd.	106,000	193,935
Wharf Holdings Ltd.	86,000	619,270

		1,079,330

		1,725,380

INDIA 1.4%
Automobiles 1.2%
Tata Motors Ltd., ADR	34,271	1,338,625

Information Technology Services 0.2%
Infosys Ltd., ADR	4,596	247,127

		1,585,752

INDONESIA 0.9%
Banks 0.7%
Bank Negara Indonesia Persero Tbk PT	539,500	216,943
Bank Rakyat Indonesia Persero Tbk PT	651,500	567,660

		784,603

Diversified Telecommunication Services 0.2%
Telekomunikasi Indonesia Persero Tbk PT	1,207,500	251,163

		1,035,766

IRELAND 1.9%
Containers & Packaging 0.2%
Smurfit Kappa Group PLC	9,186	209,798

Pharmaceuticals 1.7%
Shire PLC	23,652	1,855,336

		2,065,134

ISRAEL 0.7%
Banks 0.5%
Bank Leumi Le-Israel BM*	134,573	524,507

Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	130,349	243,960

		768,467

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Eni SpA	62,157	$1,699,974

JAPAN 14.0%
Auto Components 2.2%
Bridgestone Corp.	42,800	1,499,004
Sumitomo Rubber Industries Ltd.	34,700	501,537
Toyo Tire & Rubber Co., Ltd.	29,500	502,246

		2,502,787

Automobiles 0.4%
Fuji Heavy Industries Ltd.	16,000	443,660

Banks 0.5%
77 Bank Ltd. (The)	47,000	247,918
San-In Godo Bank Ltd. (The)	23,000	170,982
Senshu Ikeda Holdings, Inc.	22,800	116,161

		535,061

Building Products 0.2%
Asahi Glass Co., Ltd.	38,000	224,036

Chemicals 1.0%
Asahi Kasei Corp.	149,000	1,140,673

Commercial Services & Supplies 0.3%
Secom Co., Ltd.	5,500	335,750

Construction & Engineering 0.6%
Maeda Road Construction Co. Ltd.	39,000	675,746

Diversified Financial Services 0.5%
Century Tokyo Leasing Corp.	15,100	509,586

Electronic Equipment, Instruments & Components 1.2%
Murata Manufacturing Co., Ltd.	13,500	1,266,039
Omron Corp.	2,900	122,292

		1,388,331

Food & Staples Retailing 0.2%
Cocokara fine, Inc.	7,500	228,105

Food Products 0.3%
Nippon Suisan Kaisha Ltd.*	94,300	291,385

Health Care Providers & Services 0.2%
Alfresa Holdings Corp.	3,400	219,207

Household Durables 0.1%
Misawa Homes Co. Ltd.	11,400	149,863

Industrial Conglomerates 0.2%
Keihan Electric Railway Co. Ltd.	44,000	184,645

Internet Software & Services 0.5%
Dena Co., Ltd.	12,300	166,430
Yahoo Japan Corp.	82,000	378,672

		545,102

Machinery 0.4%
Kubota Corp.	31,000	439,899

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Metals & Mining 1.2%
Mitsubishi Materials Corp.	130,000	$456,070
Mitsui Mining & Smelting Co., Ltd.	305,000	871,674

		1,327,744

Pharmaceuticals 0.2%
Nichi-iko Pharmaceutical Co. Ltd.	13,900	207,840

Real Estate Management & Development 0.9%
Daito Trust Construction Co., Ltd.	2,400	282,214
Daiwa House Industry Co., Ltd.	36,000	746,302

		1,028,516

Road & Rail 1.5%
East Japan Railway Co.	14,900	1,174,002
West Japan Railway Co.	11,300	497,771

		1,671,773

Trading Companies & Distributors 0.4%
Mitsui & Co., Ltd.	27,000	432,854

Wireless Telecommunication Services 1.0%
KDDI Corp.	17,600	1,073,839

		15,556,402

MACAU 0.7%
Hotels, Restaurants & Leisure 0.7%
Sands China Ltd.	96,400	727,597

MALAYSIA 0.5%
Electric Utilities 0.3%
Tenaga Nasional Bhd	80,600	306,200

Thrifts & Mortgage Finance 0.2%
Malaysia Building Society Bhd	299,400	202,359

		508,559

MEXICO 0.8%
Consumer Finance 0.4%
Compartamos SAB de CV	219,800	423,556

Household Products 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A	77,000	215,506

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, ADR	11,500	238,625

		877,687

NETHERLANDS 2.9%
Food & Staples Retailing 0.8%
Koninklijke Ahold NV	47,544	891,502

Food Products 1.1%
Unilever NV, CVA	26,132	1,143,878

Industrial Conglomerates 0.5%
Koninklijke Philips NV	19,197	609,280

Oil, Gas & Consumable Fuels 0.5%
Royal Dutch Shell PLC, Class B	12,935	562,157

		3,206,817

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NORWAY 1.0%
Banks 0.7%
DNB ASA	43,100	$787,493

Diversified Telecommunication Services 0.2%
Telenor ASA	11,136	253,549

Internet Software & Services 0.1%
Opera Software ASA	8,052	107,275

		1,148,317

PERU 0.2%
Banks 0.2%
Credicorp Ltd.	1,408	218,902

POLAND 0.2%
Electric Utilities 0.2%
PGE SA	15,528	110,626
Tauron Polska Energia SA*	61,098	104,026

		214,652

RUSSIA 1.3%
Banks 0.4%
Sberbank of Russia*	160,200	398,882

Oil, Gas & Consumable Fuels 0.6%
Gazprom OAO, ADR*	28,044	243,673
Lukoil OAO, ADR	7,048	419,840

		663,513

Wireless Telecommunication Services 0.3%
Mobile Telesystems OJSC, ADR	16,807	331,770

		1,394,165

SINGAPORE 0.6%
Road & Rail 0.6%
ComfortDelGro Corp., Ltd.	328,000	657,756

SOUTH AFRICA 1.9%
Diversified Financial Services 1.0%
FirstRand Ltd.	286,597	1,097,928

Food Products 0.2%
AVI Ltd.	40,600	233,854

Health Care Providers & Services 0.1%
Life Healthcare Group Holdings Ltd.	26,941	105,113

Metals & Mining 0.1%
Assore Ltd.	2,854	95,699

Oil, Gas & Consumable Fuels 0.3%
Sasol Ltd.	5,536	328,860

Specialty Retail 0.2%
Mr. Price Group Ltd.	13,651	232,099

		2,093,553

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 3.1%
Automobiles 0.9%
Hyundai Motor Co.	2,200	$498,785
Kia Motors Corp.	8,576	479,788

		978,573

Electric Utilities 0.5%
Korea Electric Power Corp.	16,450	605,584

Semiconductors & Semiconductor Equipment 1.7%
Samsung Electronics Co., Ltd.	1,400	1,828,330

		3,412,487

SPAIN 1.3%
Banks 0.8%
Banco Santander SA	83,458	872,075

Information Technology Services 0.5%
Amadeus IT Holding SA, Class A	13,266	546,868

		1,418,943

SWEDEN 1.9%
Banks 0.7%
Skandinaviska Enskilda Banken AB, Class A	27,100	361,724
Swedbank AB, Class A	14,366	380,514

		742,238

Machinery 1.0%
Atlas Copco AB, Class A	39,700	1,146,185

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B	5,554	242,487

		2,130,910

SWITZERLAND 5.2%
Food Products 2.0%
Nestle SA REG	28,160	2,182,033

Pharmaceuticals 3.2%
Novartis AG REG	10,471	948,237
Roche Holding AG	8,777	2,615,167

		3,563,404

		5,745,437

TAIWAN 2.4%
Diversified Financial Services 0.3%
Chailease Holding Co., Ltd.*	150,000	377,278

Electronic Equipment, Instruments & Components 0.9%
Largan Precision Co., Ltd.	12,000	957,338

Semiconductors & Semiconductor Equipment 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	221,000	935,172

Technology Hardware, Storage & Peripherals 0.1%
Chicony Electronics Co. Ltd.	49,000	132,388

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Textiles, Apparel & Luxury Goods 0.3%
Eclat Textile Co., Ltd.	25,720	$311,623

		2,713,799

THAILAND 0.6%
Banks 0.3%
Kasikornbank PCL	51,200	321,804

Electronic Equipment, Instruments & Components 0.3%
Delta Electronics Thailand PCL	160,000	308,402

		630,206

TURKEY 0.6%
Banks 0.6%
Turkiye Halk Bankasi AS	96,276	722,795

UNITED KINGDOM 16.5%
Aerospace & Defense 0.3%
Rolls-Royce Holdings PLC*	16,333	298,416

Banks 1.8%
HSBC Holdings PLC	169,154	1,716,081
Lloyds Banking Group PLC*	249,763	317,467

		2,033,548

Chemicals 0.1%
Croda International PLC	3,556	133,923

Commercial Services & Supplies 0.2%
Aggreko PLC	7,692	217,169

Consumer Finance 0.5%
Provident Financial PLC	14,904	582,253

Diversified Telecommunication Services 0.9%
BT Group PLC	146,666	963,752

Electronic Equipment, Instruments & Components 0.1%
Halma PLC*	10,781	108,752

Food Products 1.2%
Unilever PLC	29,095	1,318,862

Household Durables 1.0%
Bellway PLC	43,378	1,162,017

Insurance 0.6%
Admiral Group PLC	23,383	619,572

Machinery 0.3%
CNH Industrial NV	24,041	246,682
IMI PLC	3,772	95,912

		342,594

Media 2.4%
British Sky Broadcasting Group PLC	117,961	1,824,309
ITV PLC	308,860	941,236

		2,765,545

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Metals & Mining 0.8%
Anglo American PLC	14,538	$356,303
Rio Tinto PLC	9,908	534,975

		891,278

Multiline Retail 1.0%
Next PLC	9,619	1,064,853

Multi-Utilities 1.0%
Centrica PLC	213,025	1,138,326

Oil, Gas & Consumable Fuels 2.1%
BP PLC	260,557	2,294,444

Software 0.1%
Micro Focus International PLC	8,307	123,253

Specialty Retail 0.3%
WH Smith PLC	17,600	322,059

Tobacco 1.8%
British American Tobacco PLC	34,500	2,052,829

		18,433,445

Total Common Stocks (cost $95,854,886)		108,282,431

Preferred Stocks 1.3%
BRAZIL 1.3%
Banks 1.1%
Banco Bradesco SA — Preference Shares	83,300	1,208,311

Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA — Preference Shares	23,500	183,895

UNITED KINGDOM 0.0%†
Aerospace & Defense 0.0%†
Rolls-Royce Holdings PLC — Preference Shares* (a)	2,188,622	3,746

Total Preferred Stocks (cost $1,454,196)		1,395,952

Mutual Fund 1.1%
Money Market Fund 1.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	1,214,331	1,214,331

Total Mutual Fund (cost $1,214,331)		1,214,331

Total Investments (cost $98,523,413) (c) — 99.6%		110,892,714

Other assets in excess of liabilities — 0.4%		462,300

NET ASSETS — 100.0%		$111,355,014

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Equity Fund (Continued)

*	Denotes a non-income producing security.

(a)	Fair Valued security.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

AS	Stock Corporation

ASA	Stock Corporation

Bhd	Public Limited Company

BM	Limited Liability

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT International Equity Fund
Assets:
Investments, at value (cost $98,523,413)	$110,892,714
Cash	496,985
Foreign currencies, at value (cost $141,287)	141,314
Dividends receivable	198,057
Security lending income receivable	5,172
Receivable for investments sold	257,897
Receivable for capital shares issued	62,034
Reclaims receivable	158,798
Prepaid expenses	593

Total Assets	112,213,564

Liabilities:
Payable for investments purchased	676,332
Payable for capital shares redeemed	40,740
Accrued expenses and other payables:
Investment advisory fees	70,897
Fund administration fees	8,952
Distribution fees	7,093
Administrative servicing fees	14,547
Accounting and transfer agent fees	4,493
Trustee fees	45
Deferred capital gain country tax	16,326
Custodian fees	1,199
Compliance program costs (Note 3)	82
Professional fees	16,946
Printing fees	368
Other	530

Total Liabilities	858,550

Net Assets	$111,355,014

Represented by:
Capital	$96,272,327
Accumulated undistributed net investment income	824,208
Accumulated net realized gains from investments and foreign currency transactions	1,900,054
Net unrealized appreciation/(depreciation) from investments†	12,352,975
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	5,450

Net Assets	$111,355,014

†	Net of $16,326 of deferred capital gain country tax.

13

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT International Equity Fund
Net Assets:
Class I Shares	$75,693,286
Class II Shares	35,661,728

Total	$111,355,014

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	6,713,178
Class II Shares	3,181,241

Total	9,894,419

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.28
Class II Shares	$11.21

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT International Equity Fund
INVESTMENT INCOME:
Dividend income	$2,085,699
Income from securities lending (Note 2)	27,313
Foreign tax withholding	(250,958)

Total Income	1,862,054

EXPENSES:
Investment advisory fees	416,297
Fund administration fees	50,725
Distribution fees Class II Shares (a)	40,075
Administrative servicing fees Class I Shares	28,182
Administrative servicing fees Class II Shares (a)	24,045
Administrative servicing fees Class III Shares (b)	25,609
Professional fees	24,488
Printing fees	12,849
Trustee fees	1,627
Custodian fees	2,811
Accounting and transfer agent fees	8,994
Compliance program costs (Note 3)	165
Other	4,801

Total expenses before earnings credit and fees waived	640,668

Earnings credit (Note 5)	(1)
Investment advisory fees waived (Note 3)	(6,810)

Net Expenses	633,857

NET INVESTMENT INCOME	1,228,197
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,208,550
Net realized gains from foreign currency transactions (Note 2)	12,355
Net realized gains from investments and foreign currency transactions	6,220,905
Net change in unrealized appreciation/(depreciation) from investments††	(179,384)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,858)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(183,242)
Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	6,037,663

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,265,860

(a)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

(b)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $11,320.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT International Equity Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$1,228,197	$1,592,337
Net realized gains from investments and foreign currency transactions	6,220,905	9,579,512
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(183,242)	5,164,573

Change in net assets resulting from operations	7,265,860	16,336,422

Distributions to Shareholders From:
Net investment income:
Class I	(386,059)	(98,246)
Class II (a)	(649,430)	(148,515)
Class III (b)	(1,112,761)	(276,374)

Change in net assets from shareholder distributions	(2,148,250)	(523,135)

Change in net assets from capital transactions	592,958	(6,272,002)

Change in net assets	5,710,568	9,541,285

Net Assets:
Beginning of period	105,644,446	96,103,161

End of period	$111,355,014	$105,644,446

Accumulated undistributed net investment income at end of period	$824,208	$1,744,261

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,867,997	$4,857,313
Proceeds from shares issued from class conversion	53,476,136	–
Dividends reinvested	386,059	98,246
Cost of shares redeemed	(4,387,468)	(5,573,500)

Total Class I Shares	52,342,724	(617,941)

Class II Shares (a)
Proceeds from shares issued	3,848,250	4,628,099
Dividends reinvested	649,430	148,515
Cost of shares redeemed	(1,701,490)	(4,161,643)

Total Class II Shares	2,796,190	614,971

Class III Shares (b)
Proceeds from shares issued	601,457	3,287,174
Dividends reinvested	1,112,761	276,374
Cost of shares redeemed from class conversion	(53,476,136)	–
Cost of shares redeemed	(2,784,038)	(9,832,580)

Total Class III Shares	(54,545,956)	(6,269,032)

Change in net assets from capital transactions	$592,958	$(6,272,002)

(a)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

(b)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

16

Statements of Changes in Net Assets (Continued)

	NVIT International Equity Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	263,069	491,010
Issued in class conversion	4,985,794	–
Reinvested	35,979	9,576
Redeemed	(405,276)	(565,909)

Total Class I Shares	4,879,566	(65,323)

Class II Shares (a)
Issued	355,362	469,530
Reinvested	60,865	14,546
Redeemed	(159,092)	(424,515)

Total Class II Shares	257,135	59,561

Class III Shares (b)
Issued	55,461	330,232
Reinvested	103,609	26,911
Redeemed in class conversion	(4,978,275)	–
Redeemed	(259,483)	(995,860)

Total Class III Shares	(5,078,688)	(638,717)

Total change in shares	58,013	(644,479)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

(b)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Equity Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.75	0.17	0.59	0.76	(0.23)	–	(0.23)	–	$11.28	7.16%		$75,693,286	1.14%	3.14%	1.15%	43.50%
Year Ended December 31, 2013 (e)	$9.17	0.17	1.46	1.63	(0.05)	–	(0.05)	–	$10.75	17.83%		$19,708,439	1.14%	1.68%	1.15%	118.28%
Year Ended December 31, 2012 (e)	$8.00	0.10	1.15	1.25	(0.08)	–	(0.08)	–	$9.17	15.61%		$17,410,499	1.17%	1.14%	1.17%	25.05%
Year Ended December 31, 2011 (e)	$8.97	0.09	(0.95)	(0.86)	(0.11)	–	(0.11)	–	$8.00	(9.76%	)	$16,018,649	1.18%	1.01%	1.18%	113.73%	(f)
Year Ended December 31, 2010 (e)	$8.01	0.11	0.93	1.04	(0.08)	–	(0.08)	–	$8.97	13.29%		$9,374,971	1.11%	1.37%	1.11%	81.29%
Year Ended December 31, 2009 (e)	$6.25	0.08	1.75	1.83	(0.06)	(0.01)	(0.07)	–	$8.01	29.72%		$9,333,669	1.13%	1.17%	1.13%	330.92%

Class II Shares (g)
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.69	0.12	0.62	0.74	(0.22)	–	(0.22)	–	$11.21	7.02%		$35,661,728	1.39%	2.20%	1.40%	43.50%
Year Ended December 31, 2013 (e)	$9.14	0.14	1.46	1.60	(0.05)	–	(0.05)	–	$10.69	17.56%		$31,266,115	1.39%	1.42%	1.40%	118.28%
Year Ended December 31, 2012 (e)	$7.98	0.08	1.13	1.21	(0.05)	–	(0.05)	–	$9.14	15.23%		$26,193,375	1.42%	0.89%	1.42%	25.05%
Year Ended December 31, 2011 (e)	$8.95	0.09	(0.96)	(0.87)	(0.10)	–	(0.10)	–	$7.98	(10.00%	)	$25,947,338	1.43%	0.99%	1.43%	113.73%	(f)
Year Ended December 31, 2010 (e)	$8.00	0.08	0.94	1.02	(0.07)	–	(0.07)	–	$8.95	13.00%		$23,729,621	1.36%	1.00%	1.36%	81.29%
Year Ended December 31, 2009 (e)	$6.25	0.03	1.79	1.82	(0.06)	(0.01)	(0.07)	–	$8.00	29.45%		$20,086,634	1.34%	0.44%	1.34%	330.92%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.
(g)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT International Equity Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,054,047	$—	$1,054,047
Auto Components	—	3,150,177	—	3,150,177
Automobiles	1,338,625	1,422,233	—	2,760,858
Banks	2,109,969	12,625,640	—	14,735,609
Beverages	210,052	—	—	210,052
Biotechnology	—	354,291	—	354,291
Building Products	—	411,991	—	411,991
Capital Markets	216,268	554,205	—	770,473
Chemicals	—	2,699,040	—	2,699,040
Commercial Services & Supplies	—	552,919	—	552,919
Construction & Engineering	220,319	675,746	—	896,065
Consumer Finance	423,556	582,253	—	1,005,809
Containers & Packaging	—	961,165	—	961,165
Diversified Consumer Services	150,917	—	—	150,917
Diversified Financial Services	—	1,984,792	—	1,984,792
Diversified Telecommunication Services	—	2,784,390	—	2,784,390
Electric Utilities	243,947	1,320,024	—	1,563,971
Electronic Equipment, Instruments & Components	—	3,546,424	—	3,546,424
Energy Equipment & Services	456,624	—	—	456,624
Food & Staples Retailing	311,300	1,553,624	—	1,864,924
Food Products	—	5,170,012	—	5,170,012
Health Care Equipment & Supplies	—	828,844	—	828,844
Health Care Providers & Services	—	324,320	—	324,320
Hotels, Restaurants & Leisure	957,726	727,597	—	1,685,323
Household Durables	—	1,311,880	—	1,311,880
Household Products	215,506	—	—	215,506
Independent Power and Renewable Electricity Producers	—	562,706	—	562,706
Industrial Conglomerates	—	1,108,486	—	1,108,486
Information Technology Services	247,127	742,521	—	989,648
Insurance	—	5,066,382	—	5,066,382
Internet Software & Services	—	652,377	—	652,377
Machinery	—	3,081,907	—	3,081,907
Media	208,716	2,765,545	—	2,974,261
Metals & Mining	—	4,334,970	—	4,334,970
Multiline Retail	—	1,064,853	—	1,064,853
Multi-Utilities	—	1,138,326	—	1,138,326
Oil, Gas & Consumable Fuels	1,802,497	7,606,948	—	9,409,445
Personal Products	—	260,851	—	260,851
Pharmaceuticals	—	7,080,529	—	7,080,529
Professional Services	—	793,321	—	793,321
Real Estate Investment Trusts (REITs)	—	1,085,950	—	1,085,950
Real Estate Management & Development	—	2,197,256	—	2,197,256
Road & Rail	926,938	2,329,529	—	3,256,467
Semiconductors & Semiconductor Equipment	—	3,081,909	—	3,081,909
Software	—	123,253	—	123,253
Specialty Retail	—	796,645	—	796,645
Technology Hardware, Storage & Peripherals	—	132,388	—	132,388
Textiles, Apparel & Luxury Goods	—	1,239,494	—	1,239,494

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Thrifts & Mortgage Finance	$490,830	$202,359	$—	$693,189
Tobacco	—	2,052,829	—	2,052,829
Trading Companies & Distributors	—	432,854	—	432,854
Wireless Telecommunication Services	2,147,873	1,073,839	—	3,221,712
Total Common Stocks	$12,678,790	$95,603,641	$—	$108,282,431
Mutual Fund	1,214,331	—	—	1,214,331
Preferred Stocks
Aerospace & Defense	—	3,746	—	3,746
Banks	1,208,311	—	—	1,208,311
Oil, Gas & Consumable Fuels	183,895	—	—	183,895
Total Preferred Stocks	$1,392,206	$3,746	$—	$1,395,952
Total	$15,285,327	$95,607,387	$—	$110,892,714

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Fund had no portfolio securities on loan.

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the Fund held no repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Lazard Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.80%
$500 million up to 2 billion	0.75%
$2 billion and more	0.70%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.80%, and after contractual fee waivers was 0.79%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $6,810, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $50,725 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $165.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund.

For the six months ended June 30, 2014, NFS earned $77,836 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class III shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and the year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,366 and $1,799, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $45,347,244 and sales of $45,528,639 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$98,585,353	$14,245,747	$(1,938,386)	$12,307,361

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

27

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for march FIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

28

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

29

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

30

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

33

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

34

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

35

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

36

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

37

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Semiannual Report

June 30, 2014 (Unaudited)

NVIT CardinalSM Aggressive Fund

SAR-CD-AG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT CardinalSM Aggressive Fund

Asset Allocation†

Equity Funds	90.0%
Fixed Income Funds	10.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	20.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	17.0%
NVIT Multi-Manager International Value Fund, Class Y	15.0%
NVIT Multi-Manager International Growth Fund, Class Y	13.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	6.0%
NVIT Core Bond Fund, Class Y	5.0%
NVIT Core Plus Bond Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	4.0%
NVIT Multi-Manager Small Company Fund, Class Y	2.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT CardinalSM Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Aggressive Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,048.30	1.68	0.33
	Hypothetical	(b)(c)	1,000.00	1,023.16	1.66	0.33
Class II Shares	Actual	(b)	1,000.00	1,049.30	2.13	0.42
	Hypothetical	(b)(c)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 90.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	803,317	$10,161,961
NVIT Multi-Manager International Value Fund, Class Y (a)	1,004,839	11,726,469
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	965,914	13,290,978
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	1,214,110	15,637,740
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	337,721	4,697,695
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	376,096	5,468,436
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	131,254	3,152,710
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	274,736	4,708,967
NVIT Multi-Manager Small Company Fund, Class Y (a)	56,630	1,572,611

Total Equity Funds (cost $59,342,757)		70,417,567

Fixed Income Funds 10.0%
NVIT Core Bond Fund, Class Y (a)	349,501	3,903,927
NVIT Core Plus Bond Fund, Class Y (a)	335,101	3,903,927

Total Fixed Income Funds (cost $7,707,945)		7,807,854

Total Mutual Funds (cost $67,050,702)		78,225,421

Total Investments (cost $67,050,702) (b) — 100.0%		78,225,421

Liabilities in excess of other assets — 0.0%†		(35,913)

NET ASSETS — 100.0%		$78,189,508

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT CardinalSM Aggressive Fund
Assets:
Investments in affiliates, at value (cost $67,050,702)	$78,225,421
Receivable for capital shares issued	373,813
Prepaid expenses	419

Total Assets	78,599,653

Liabilities:
Payable for investments purchased	372,333
Payable for capital shares redeemed	1,480
Accrued expenses and other payables:
Investment advisory fees	8,438
Fund administration fees	4,977
Distribution fees	4,561
Administrative servicing fees	3,051
Accounting and transfer agent fees	11
Trustee fees	32
Custodian fees	319
Compliance program costs (Note 3)	65
Professional fees	5,252
Printing fees	9,126
Other	500

Total Liabilities	410,145

Net Assets	$78,189,508

Represented by:
Capital	$60,157,085
Accumulated undistributed net investment income	886,633
Accumulated net realized gains from affiliated investments	5,971,071
Net unrealized appreciation/(depreciation) from investments in affiliates	11,174,719

Net Assets	$78,189,508

Net Assets:
Class I Shares	$15,523,483
Class II Shares	62,666,025

Total	$78,189,508

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,324,102
Class II Shares	5,353,631

Total	6,677,733

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.72
Class II Shares	$11.71

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT CardinalSM Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$413,285

Total Income	413,285

EXPENSES:
Investment advisory fees	71,014
Fund administration fees	27,416
Distribution fees Class II Shares	70,388
Administrative servicing fees Class I Shares	3,676
Administrative servicing fees Class II Shares	14,078
Professional fees	7,730
Printing fees	5,651
Trustee fees	1,118
Custodian fees	1,237
Accounting and transfer agent fees	92
Compliance program costs (Note 3)	99
Other	4,181

Total expenses before fees waived, and expenses reimbursed	206,680

Distribution fees waived - Class II (Note 3)	(45,049)
Expenses reimbursed by adviser (Note 3)	(19,031)

Net Expenses	142,600

NET INVESTMENT INCOME	270,685

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	2,394,115
Net change in unrealized appreciation/(depreciation) from investments in affiliates	809,195

Net realized/unrealized gains from affiliated investments	3,203,310

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,473,995

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT CardinalSM Aggressive Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$270,685	$578,748
Net realized gains from affiliated investments	2,394,115	4,314,949
Net change in unrealized appreciation/(depreciation) from investments in affiliates	809,195	7,974,365

Change in net assets resulting from operations	3,473,995	12,868,062

Distributions to Shareholders From:
Net investment income:
Class I	–	(154,949)
Class II	–	(550,766)
Net realized gains:
Class I	–	(268,068)
Class II	–	(1,032,075)

Change in net assets from shareholder distributions	–	(2,005,858)

Change in net assets from capital transactions	6,339,845	18,274,590

Change in net assets	9,813,840	29,136,794

Net Assets:
Beginning of period	68,375,668	39,238,874

End of period	$78,189,508	$68,375,668

Accumulated undistributed net investment income at end of period	$886,633	$615,948

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,314,568	$4,730,141
Dividends reinvested	–	423,017
Cost of shares redeemed	(1,594,975)	(1,960,205)

Total Class I Shares	719,593	3,192,953

Class II Shares
Proceeds from shares issued	12,286,632	26,639,828
Dividends reinvested	–	1,582,841
Cost of shares redeemed	(6,666,380)	(13,141,032)

Total Class II Shares	5,620,252	15,081,637

Change in net assets from capital transactions	$6,339,845	$18,274,590

SHARE TRANSACTIONS:
Class I Shares
Issued	206,036	459,299
Reinvested	–	39,730
Redeemed	(141,252)	(192,726)

Total Class I Shares	64,784	306,303

9

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Aggressive Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	1,094,005	2,584,567
Reinvested	–	148,995
Redeemed	(605,122)	(1,312,677)

Total Class II Shares	488,883	1,420,885

Total change in shares	553,667	1,727,188

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Aggressive Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.18	0.05	0.49	0.54	–	–	–	$11.72	4.83%	$15,523,483	0.33%	0.85%	0.38%	16.35%
Year Ended December 31, 2013 (e)	$8.93	0.12	2.50	2.62	(0.13)	(0.24)	(0.37)	$11.18	29.65%	$14,073,153	0.33%	1.18%	0.43%	25.70%
Year Ended December 31, 2012 (e)	$8.09	0.06	1.24	1.30	(0.09)	(0.37)	(0.46)	$8.93	16.22%	$8,511,164	0.33%	0.71%	0.49%	18.50%
Year Ended December 31, 2011 (e)	$8.95	0.08	(0.63)	(0.55)	(0.18)	(0.13)	(0.31)	$8.09	(6.19%)	$6,466,762	0.33%	0.94%	0.49%	26.41%
Year Ended December 31, 2010 (e)	$8.41	0.08	1.17	1.25	(0.03)	(0.68)	(0.71)	$8.95	15.00%	$4,407,665	0.33%	0.87%	0.60%	51.11%
Year Ended December 31, 2009 (e)	$6.57	0.07	1.84	1.91	(0.07)	–	(0.07)	$8.41	29.30%	$1,976,590	0.33%	0.95%	0.53%	32.02%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.16	0.04	0.51	0.55	–	–	–	$11.71	4.93%	$62,666,025	0.42%	0.74%	0.63%	16.35%
Year Ended December 31, 2013 (e)	$8.92	0.12	2.48	2.60	(0.12)	(0.24)	(0.36)	$11.16	29.47%	$54,302,515	0.42%	1.16%	0.68%	25.70%
Year Ended December 31, 2012 (e)	$8.08	0.05	1.25	1.30	(0.09)	(0.37)	(0.46)	$8.92	16.15%	$30,727,710	0.42%	0.61%	0.74%	18.50%
Year Ended December 31, 2011 (e)	$8.94	0.06	(0.61)	(0.55)	(0.18)	(0.13)	(0.31)	$8.08	(6.38%)	$25,556,327	0.42%	0.67%	0.74%	26.41%
Year Ended December 31, 2010 (e)	$8.41	0.07	1.17	1.24	(0.03)	(0.68)	(0.71)	$8.94	14.96%	$25,330,361	0.42%	0.85%	0.84%	51.11%
Year Ended December 31, 2009 (e)	$6.57	0.06	1.85	1.91	(0.07)	–	(0.07)	$8.41	29.20%	$13,047,556	0.42%	0.89%	0.78%	32.02%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Six Months Ended June 30, 2014 Amount	Total
$52,705	$55,633	$49,572	$19,031	$176,941

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $27,416 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $99.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $45,049.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $17,754 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.05% and 0.05% for Class I and Class II shares, respectively.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager International Growth Fund, Class Y	$9,576,832	$1,788,336	$1,647,884	$119,101	$333,712	$—	$10,161,961
NVIT Multi-Manager International Value Fund, Class Y	10,944,950	2,689,031	1,979,298	282,051	221,110	—	11,726,469
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12,313,069	2,245,685	1,801,498	—	452,354	—	13,290,978
NVIT Multi-Manager Large Cap Value Fund, Class Y	15,049,307	2,225,949	2,785,556	—	670,658	—	15,637,740
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4,788,416	1,103,536	1,188,296	—	223,165	—	4,697,695
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5,472,475	680,054	1,180,600	—	257,781	—	5,468,436
NVIT Multi-Manager Small Cap Growth Fund, Class Y	2,052,178	1,297,487	272,922	—	94,973	—	3,152,710
NVIT Multi-Manager Small Cap Value Fund, Class Y	3,420,297	1,374,253	296,674	10,867	103,570	—	4,708,967
NVIT Multi-Manager Small Company Fund, Class Y	1,368,119	253,375	65,886	1,266	26,131	—	1,572,611
NVIT Core Bond Fund, Class Y	1,710,148	2,377,112	288,060	—	6,862	—	3,903,927
NVIT Core Plus Bond Fund, Class Y	1,710,149	2,355,502	267,474	—	3,799	—	3,903,927

Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $18,390,320 and sales of $11,774,148 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$67,145,081	$11,080,340	$ (—)	$11,080,340

Amount	designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Cardinal Aggressive Fund

Renewal of Advisory Agreement

The Trust’s investment advisory agreement (the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the second and the third quintile, respectively, of the Fund’s expense group. The Trustees also noted that the Fund’s Class II shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by the Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT CardinalSM Balanced Fund

SAR-CD-BAL 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT CardinalSM Balanced Fund

Asset Allocation†

Equity Funds	50.5%
Fixed Income Funds	49.5%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	21.8%
NVIT Multi-Manager Large Cap Value Fund, Class Y	14.1%
NVIT Core Plus Bond Fund, Class Y	13.8%
NVIT Core Bond Fund, Class Y	13.8%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	11.1%
NVIT Multi-Manager International Value Fund, Class Y	7.0%
NVIT Multi-Manager International Growth Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.1%
NVIT Multi-Manager Small Cap Value Fund, Class Y	2.1%
Other Holdings	2.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT CardinalSM Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Balanced Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,041.10	1.42	0.28
	Hypothetical	(b)(c)	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	(b)	1,000.00	1,040.30	1.87	0.37
	Hypothetical	(b)(c)	1,000.00	1,022.96	1.86	0.37

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 50.5%
NVIT Multi-Manager International Growth Fund, Class Y (a)	10,843,913	$137,175,497
NVIT Multi-Manager International Value Fund, Class Y (a)	13,546,312	158,085,462
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	18,400,649	253,192,937
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	24,891,953	320,608,355
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	5,083,163	70,706,794
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	8,031,046	116,771,409
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	987,459	23,718,775
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,734,526	46,869,777
NVIT Multi-Manager Small Company Fund, Class Y (a)	835,557	23,203,405

Total Equity Funds (cost $813,582,857)		1,150,332,411

Fixed Income Funds 49.5%
NVIT Core Bond Fund, Class Y (a)	28,153,588	314,475,575
NVIT Core Plus Bond Fund, Class Y (a)	26,993,612	314,475,575
NVIT Short Term Bond Fund, Class Y (a)	46,976,498	496,541,587

Total Fixed Income Funds (cost $1,103,329,687)		1,125,492,737

Total Mutual Funds (cost $1,916,912,544)		2,275,825,148

Total Investments (cost $1,916,912,544) (b) — 100.0%		2,275,825,148

Liabilities in excess of other assets — 0.0%†		(674,437)

NET ASSETS — 100.0%		$2,275,150,711

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT CardinalSM Balanced Fund
Assets:
Investments in affiliates, at value (cost $1,916,912,544)	$2,275,825,148
Cash	201
Receivable for capital shares issued	1,731,073
Prepaid expenses	12,832

Total Assets	2,277,569,254

Liabilities:
Payable for investments purchased	1,709,451
Payable for capital shares redeemed	21,622
Accrued expenses and other payables:
Investment advisory fees	362,699
Fund administration fees	44,938
Distribution fees	153,817
Administrative servicing fees	86,509
Accounting and transfer agent fees	10
Trustee fees	948
Custodian fees	12,146
Compliance program costs (Note 3)	1,764
Professional fees	12,876
Printing fees	10,368
Other	1,395

Total Liabilities	2,418,543

Net Assets	$2,275,150,711

Represented by:
Capital	$1,828,256,102
Accumulated undistributed net investment income	21,118,766
Accumulated net realized gains from affiliated investments	66,863,239
Net unrealized appreciation/(depreciation) from investments in affiliates	358,912,604

Net Assets	$2,275,150,711

Net Assets:
Class I Shares	$178,503,674
Class II Shares	2,096,647,037

Total	$2,275,150,711

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	14,370,305
Class II Shares	169,166,615

Total	183,536,920

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.42
Class II Shares	$12.39

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT CardinalSM Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,408,092

Total Income	5,408,092

EXPENSES:
Investment advisory fees	2,125,651
Fund administration fees	253,307
Distribution fees Class II Shares	2,495,697
Administrative servicing fees Class I Shares	43,103
Administrative servicing fees Class II Shares	499,154
Professional fees	50,503
Printing fees	8,965
Trustee fees	33,920
Custodian fees	39,449
Accounting and transfer agent fees	695
Compliance program costs (Note 3)	3,483
Other	27,796

Total expenses before fees waived	5,581,723

Distribution fees waived — Class II (Note 3)	(1,597,263)

Net Expenses	3,984,460

NET INVESTMENT INCOME	1,423,632

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	11,705,800
Net change in unrealized appreciation/(depreciation) from investments in affiliates	74,593,383

Net realized/unrealized gains from affiliated investments	86,299,183

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$87,722,815

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT CardinalSM Balanced Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$1,423,632	$26,097,933
Net realized gains from affiliated investments	11,705,800	75,582,087
Net change in unrealized appreciation/(depreciation) from investments in affiliates	74,593,383	161,574,413

Change in net assets resulting from operations	87,722,815	263,254,433

Distributions to Shareholders From:
Net investment income:
Class I	–	(2,796,910)
Class II	–	(30,270,035)
Net realized gains:
Class I	–	(3,443,536)
Class II	–	(38,723,228)

Change in net assets from shareholder distributions	–	(75,233,709)

Change in net assets from capital transactions	54,023,477	219,128,747

Change in net assets	141,746,292	407,149,471

Net Assets:
Beginning of period	2,133,404,419	1,726,254,948

End of period	$2,275,150,711	$2,133,404,419

Accumulated undistributed net investment income at end of period	$21,118,766	$19,695,134

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,425,057	$3,205,384
Dividends reinvested	–	6,240,446
Cost of shares redeemed	(3,087,988)	(4,077,111)

Total Class I Shares	(662,931)	5,368,719

Class II Shares
Proceeds from shares issued	76,702,426	176,667,296
Dividends reinvested	–	68,993,263
Cost of shares redeemed	(22,016,018)	(31,900,531)

Total Class II Shares	54,686,408	213,760,028

Change in net assets from capital transactions	$54,023,477	$219,128,747

9

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Balanced Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	200,168	278,465
Reinvested	–	534,056
Redeemed	(254,273)	(355,952)

Total Class I Shares	(54,105)	456,569

Class II Shares
Issued	6,371,608	15,348,911
Reinvested	–	5,919,429
Redeemed	(1,827,372)	(2,772,392)

Total Class II Shares	4,544,236	18,495,948

Total change in shares	4,490,131	18,952,517

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.93	0.01	0.48	0.49	–	–	–	$12.42	4.11%		$178,503,674	0.28%	0.21%	0.28%	1.44%
Year Ended December 31, 2013 (e)	$10.80	0.16	1.42	1.58	(0.20)	(0.25)	(0.45)	$11.93	14.72%		$172,153,686	0.29%	1.38%	0.29%	6.39%
Year Ended December 31, 2012 (e)	$9.98	0.14	0.98	1.12	(0.17)	(0.13)	(0.30)	$10.80	11.24%		$150,830,174	0.29%	1.32%	0.29%	8.90%
Year Ended December 31, 2011 (e)	$10.44	0.14	(0.27)	(0.13)	(0.27)	(0.06)	(0.33)	$9.98	(1.26%	)	$135,872,430	0.29%	1.38%	0.29%	7.65%
Year Ended December 31, 2010 (e)	$9.55	0.41	0.58	0.99	(0.10)	–	(0.10)	$10.44	10.46%		$137,723,174	0.29%	4.00%	0.29%	3.87%
Year Ended December 31, 2009 (e)	$8.12	0.15	1.45	1.60	(0.17)	–	(0.17)	$9.55	19.88%		$2,353,767	0.30%	1.72%	0.30%	8.76%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.91	0.01	0.47	0.48	–	–	–	$12.39	4.03%		$2,096,647,037	0.37%	0.12%	0.53%	1.44%
Year Ended December 31, 2013 (e)	$10.78	0.16	1.41	1.57	(0.19)	(0.25)	(0.44)	$11.91	14.66%		$1,961,250,733	0.38%	1.35%	0.54%	6.39%
Year Ended December 31, 2012 (e)	$9.97	0.14	0.96	1.10	(0.16)	(0.13)	(0.29)	$10.78	11.06%		$1,575,424,774	0.38%	1.30%	0.54%	8.90%
Year Ended December 31, 2011 (e)	$10.42	0.14	(0.27)	(0.13)	(0.26)	(0.06)	(0.32)	$9.97	(1.35%	)	$1,270,799,151	0.38%	1.38%	0.54%	7.65%
Year Ended December 31, 2010 (e)	$9.54	0.14	0.83	0.97	(0.09)	–	(0.09)	$10.42	10.41%		$933,309,153	0.38%	1.38%	0.54%	3.87%
Year Ended December 31, 2009 (e)	$8.11	0.15	1.45	1.60	(0.17)	–	(0.17)	$9.54	19.82%		$424,990,355	0.38%	1.75%	0.54%	8.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $253,307 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $3,483.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $1,597,263.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $542,257 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager International Growth Fund, Class Y	$129,279,656	$1,919,790	$206,916	$1,539,991	$101,840	$—	$137,175,497
NVIT Multi-Manager International Value Fund, Class Y	150,677,513	6,923,619	671,404	3,707,598	191,759	—	158,085,462
NVIT Multi-Manager Large Cap Growth Fund, Class Y	242,251,025	4,242,587	4,262,406	—	1,607,968	—	253,192,937
NVIT Multi-Manager Large Cap Value Fund, Class Y	306,272,736	3,796,264	13,259,039	—	4,526,140	—	320,608,355
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	68,525,217	3,277,869	1,724,608	—	671,882	—	70,706,794
NVIT Multi-Manager Mid Cap Value Fund, Class Y	110,874,808	—	4,603,067	—	2,000,194	—	116,771,409
NVIT Multi-Manager Small Cap Growth Fund, Class Y	25,509,541	—	1,656,879	—	810,973	—	23,718,775
NVIT Multi-Manager Small Cap Value Fund, Class Y	46,768,492	250,236	1,970,170	139,965	887,379	—	46,869,777
NVIT Multi-Manager Small Company Fund, Class Y	24,144,254	20,538	1,068,643	20,538	663,175	—	23,203,405
NVIT Core Bond Fund, Class Y	286,262,348	15,798,756	781,132	—	94,016	—	314,475,575
NVIT Core Plus Bond Fund, Class Y	286,273,845	16,145,357	621,191	—	93,528	—	314,475,575
NVIT Short Term Bond Fund, Class Y	457,217,593	34,656,933	737,558	—	56,946	—	496,541,587

Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $87,031,949 and sales of $31,563,013 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,917,670,550	$358,154,598	$ (—)	$358,154,598

Amount	designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Cardinal Balanced Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory

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Supplemental Information (Continued)

June 30, 2014 (Unaudited)

personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fifth and the fourth quintiles, respectively, of the Fund’s expense group. The Trustees considered management’s statement that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was 2.3 basis points above the expense group median, and noted management’s belief that this fee is within a reasonable range of the peer group median and provides good value to shareholders. The Trustees also considered that, in May 2013, management had implemented advisory fee breakpoints for the Fund to pass through any economies of scale at the Fund level, in addition to any breakpoints in the underlying funds in which the Fund invests.

The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the fourth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees noted management’s statements that, like all of the NVIT Cardinal Funds, the assets of the Fund are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure. Management noted that the Cardinal Funds are different from many other asset allocation funds, which might change their asset allocations more actively and frequently in response to short term changes in market conditions and other factors. The Trustees took into account management’s statement that the Fund’s relative performance under current market conditions was hurt by an overweight to international developed market equities, and to value stocks. The Trustees considered that management is confident in the asset allocations of the Fund to provide investment exposures and returns consistent with the Fund’s investment thesis.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

SAR-CD-CAP 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT CardinalSM Capital Appreciation Fund

Asset Allocation†

Equity Funds	70.5%
Fixed Income Funds	29.5%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	18.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.1%
NVIT Multi-Manager International Value Fund, Class Y	10.9%
NVIT Core Bond Fund, Class Y	9.8%
NVIT Core Plus Bond Fund, Class Y	9.8%
NVIT Short Term Bond Fund, Class Y	9.8%
NVIT Multi-Manager International Growth Fund, Class Y	9.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.1%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.1%
Other Holdings	3.1%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT CardinalSM Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Capital Appreciation Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 -06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,045.80	1.42	0.28
	Hypothetical	(b)(c)	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	(b)	1,000.00	1,045.80	1.88	0.37
	Hypothetical	(b)(c)	1,000.00	1,022.96	1.86	0.37

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 70.5%
NVIT Multi-Manager International Growth Fund, Class Y (a)	21,898,304	$277,013,540
NVIT Multi-Manager International Value Fund, Class Y (a)	28,652,584	334,375,653
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	33,533,910	461,426,595
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	42,930,411	552,943,698
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	8,985,237	124,984,645
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	14,906,571	216,741,541
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,656,677	63,813,381
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	5,507,527	94,399,013
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,128,042	31,325,715

Total Equity Funds (cost $1,546,210,029)		2,157,023,781

Fixed Income Funds 29.5%
NVIT Core Bond Fund, Class Y (a)	26,918,047	300,674,580
NVIT Core Plus Bond Fund, Class Y (a)	25,804,975	300,627,955
NVIT Short Term Bond Fund, Class Y (a)	28,404,623	300,236,865

Total Fixed Income Funds (cost $883,202,606)		901,539,400

Total Mutual Funds (cost $2,429,412,635)		3,058,563,181

Total Investments (cost $2,429,412,635) (b) — 100.0%		3,058,563,181

Liabilities in excess of other assets — 0.0%†		(910,547)

NET ASSETS — 100.0%		$3,057,652,634

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $2,429,412,635)	$3,058,563,181
Cash	300
Receivable for investments sold	3,873,460
Receivable for capital shares issued	51,215
Prepaid expenses	17,430

Total Assets	3,062,505,586

Liabilities:
Payable for capital shares redeemed	3,924,675
Accrued expenses and other payables:
Investment advisory fees	478,964
Fund administration fees	59,343
Distribution fees	223,540
Administrative servicing fees	117,259
Accounting and transfer agent fees	10
Trustee fees	1,272
Custodian fees	17,140
Compliance program costs (Note 3)	2,395
Professional fees	16,234
Printing fees	10,359
Other	1,761

Total Liabilities	4,852,952

Net Assets	$3,057,652,634

Represented by:
Capital	$2,255,623,409
Accumulated undistributed net investment income	36,449,098
Accumulated net realized gains from affiliated investments	136,429,581
Net unrealized appreciation/(depreciation) from investments in affiliates	629,150,546

Net Assets	$3,057,652,634

Net Assets:
Class I Shares	$21,387,931
Class II Shares	3,036,264,703

Total	$3,057,652,634

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,672,346
Class II Shares	237,617,895

Total	239,290,241

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.79
Class II Shares	$12.78

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$11,526,721

Total Income	11,526,721

EXPENSES:
Investment advisory fees	2,831,269
Fund administration fees	337,672
Distribution fees Class II Shares	3,665,949
Administrative servicing fees Class I Shares	5,057
Administrative servicing fees Class II Shares	733,211
Professional fees	67,386
Printing fees	9,493
Trustee fees	46,073
Custodian fees	54,419
Accounting and transfer agent fees	922
Compliance program costs (Note 3)	4,770
Other	37,009

Total expenses before fees waived	7,793,230

Distribution fees waived — Class II (Note 3)	(2,346,233)

Net Expenses	5,446,997

NET INVESTMENT INCOME	6,079,724

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	41,381,256
Net change in unrealized appreciation/(depreciation) from investments in affiliates	86,127,421

Net realized/unrealized gains from affiliated investments	127,508,677

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$133,588,401

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT CardinalSM Capital Appreciation Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$6,079,724	$32,530,736
Net realized gains from affiliated investments	41,381,256	126,967,606
Net change in unrealized appreciation/(depreciation) from investments in affiliates	86,127,421	361,290,011

Change in net assets resulting from operations	133,588,401	520,788,353

Distributions to Shareholders From:
Net investment income:
Class I	–	(296,356)
Class II	–	(42,663,226)
Net realized gains:
Class I	–	(492,994)
Class II	–	(76,428,389)

Change in net assets from shareholder distributions	–	(119,880,965)

Change in net assets from capital transactions	(40,598,903)	121,601,220

Change in net assets	92,989,498	522,508,608

Net Assets:
Beginning of period	2,964,663,136	2,442,154,528

End of period	$3,057,652,634	$2,964,663,136

Accumulated undistributed net investment income at end of period	$36,449,098	$30,369,374

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,216,077	$5,001,790
Dividends reinvested	–	789,350
Cost of shares redeemed	(2,359,075)	(3,970,066)

Total Class I Shares	857,002	1,821,074

Class II Shares
Proceeds from shares issued	22,539,513	70,548,145
Dividends reinvested	–	119,091,615
Cost of shares redeemed	(63,995,418)	(69,859,614)

Total Class II Shares	(41,455,905)	119,780,146

Change in net assets from capital transactions	$(40,598,903)	$121,601,220

9

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Capital Appreciation Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARES TRANSACTIONS:
Class I Shares
Issued	260,796	437,270
Reinvested	–	66,868
Redeemed	(192,451)	(346,782)

Total Class I Shares	68,345	157,356

Class II Shares
Issued	1,823,335	6,172,917
Reinvested	–	10,102,134
Redeemed	(5,180,533)	(6,065,136)

Total Class II Shares	(3,357,198)	10,209,915

Total change in shares	(3,288,853)	10,367,271

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Capital Appreciation Fund

			Operations		Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.23	0.03	0.53	0.56	–	–	–	$12.79	4.58%		$21,387,931	0.28%	0.52%	0.28%	2.86%
Year Ended December 31, 2013 (e)	$10.52	0.15	2.08	2.23	(0.19)	(0.33)	(0.52)	$12.23	21.44%		$19,611,753	0.28%	1.32%	0.28%	4.99%
Year Ended December 31, 2012 (e)	$9.51	0.11	1.20	1.31	(0.15)	(0.15)	(0.30)	$10.52	13.74%		$15,219,125	0.29%	1.11%	0.29%	9.20%
Year Ended December 31, 2011 (e)	$10.14	0.12	(0.45)	(0.33)	(0.24)	(0.06)	(0.30)	$9.51	(3.37%	)	$12,899,136	0.29%	1.22%	0.29%	10.20%
Year Ended December 31, 2010 (e)	$9.09	0.12	1.00	1.12	(0.07)	–	(0.07)	$10.14	12.46%		$9,175,067	0.29%	1.28%	0.29%	3.48%
Year Ended December 31, 2009 (e)	$7.43	0.13	1.66	1.79	(0.13)	–	(0.13)	$9.09	24.25%		$4,277,333	0.30%	1.59%	0.30%	9.53%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.22	0.03	0.53	0.56	–	–	–	$12.78	4.58%		$3,036,264,703	0.37%	0.41%	0.53%	2.86%
Year Ended December 31, 2013 (e)	$10.52	0.14	2.07	2.21	(0.18)	(0.33)	(0.51)	$12.22	21.25%		$2,945,051,383	0.37%	1.20%	0.53%	4.99%
Year Ended December 31, 2012 (e)	$9.51	0.11	1.19	1.30	(0.14)	(0.15)	(0.29)	$10.52	13.64%		$2,426,935,403	0.38%	1.03%	0.54%	9.20%
Year Ended December 31, 2011 (e)	$10.14	0.12	(0.46)	(0.34)	(0.23)	(0.06)	(0.29)	$9.51	(3.45%	)	$2,001,512,218	0.38%	1.20%	0.54%	10.20%
Year Ended December 31, 2010 (e)	$9.09	0.11	1.01	1.12	(0.07)	–	(0.07)	$10.14	12.39%		$1,310,902,638	0.38%	1.22%	0.54%	3.48%
Year Ended December 31, 2009 (e)	$7.43	0.13	1.65	1.78	(0.12)	–	(0.12)	$9.09	24.16%		$544,708,502	0.38%	1.55%	0.54%	9.53%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable,

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.19%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $337,672 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $4,770.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $2,346,233.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $738,268 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager International Growth Fund, Class Y	$270,360,570	$3,217,470	$9,091,830	$3,217,470	$3,896,655	$—	$277,013,540
NVIT Multi-Manager International Value Fund, Class Y	329,312,637	9,088,491	6,170,986	7,985,547	1,189,371	—	334,375,653
NVIT Multi-Manager Large Cap Growth Fund, Class Y	459,917,876	—	18,333,164	—	6,600,199	—	461,426,595
NVIT Multi-Manager Large Cap Value Fund, Class Y	548,112,607	2,338,887	39,011,113	—	12,541,660	—	552,943,698
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	129,636,044	686,139	5,987,105	—	2,004,884	—	124,984,645
NVIT Multi-Manager Mid Cap Value Fund, Class Y	218,242,195	—	21,386,061	—	6,841,854	—	216,741,541
NVIT Multi-Manager Small Cap Growth Fund, Class Y	69,419,448	294,305	5,601,913	—	2,617,679	—	63,813,381
NVIT Multi-Manager Small Cap Value Fund, Class Y	98,666,764	569,668	8,444,434	294,819	3,948,942	—	94,399,013
NVIT Multi-Manager Small Company Fund, Class Y	33,957,838	28,885	2,742,577	28,885	1,456,771	—	31,325,715
NVIT Core Bond Fund, Class Y	269,259,399	21,102,269	2,093,230	—	176,938	—	300,674,580
NVIT Core Plus Bond Fund, Class Y	269,259,399	20,606,942	1,181,551	—	106,303	—	300,627,955
NVIT Short Term Bond Fund, Class Y	269,421,141	27,599,494	—	—	—	—	300,236,865

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $85,532,550 and sales of $120,043,964 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,430,973,753	$627,589,428	$ (—)	$627,589,428

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fifth and the third quintiles, respectively, of the Fund’s expense group. The Trustees considered that, in May 2013, management had implemented advisory fee breakpoints for the Fund to pass through any economies of scale at the Fund level, in addition to any breakpoints in the underlying funds in which the Fund invests. The Trustees also considered the effect of fee waivers on the advisory fees of other funds in the Fund’s expense group. The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

SAR-CD-MGI 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT CardinalSM Managed Growth and Income Fund

Asset Allocation†

Equity Funds	47.8%
Fixed Income Funds	46.3%
Money Market Fund	5.0%
Other assets in excess of liabilities	0.9%
100.0%

Top Holdings††

NVIT Short Term Bond Fund, Class Y	20.4%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.4%
NVIT Core Plus Bond Fund, Class Y	13.1%
NVIT Core Bond Fund, Class Y	13.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	10.7%
NVIT Multi-Manager International Value Fund, Class Y	6.6%
NVIT Multi-Manager International Growth Fund, Class Y	5.8%
Fidelity Institutional Money Market Fund — Institutional Class	5.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.9%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.0%
Other Holdings	4.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT CardinalSM Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth and Income Fund			Beginning Account Value($) 01/01/14	Ending Account Value($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,031.90	0.41	0.24
	Hypothetical	(c)(d)	1,000.00	1,023.60	1.20	0.24
Class II Shares	Actual	(d)	1,000.00	1,037.70	2.27	0.45
	Hypothetical	(c)(d)	1,000.00	1,022.56	2.26	0.45

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.
(c)	Represents the hypothetical 5% return before expenses.
(d)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund

Mutual Funds 99.1%

	SHARES	MARKET VALUE

Equity Funds 47.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,138,636	$14,403,751
NVIT Multi-Manager International Value Fund, Class Y (a)	1,416,235	16,527,467
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	1,938,684	26,676,296
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	2,607,748	33,587,788
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	531,415	7,391,980
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	840,594	12,222,231
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	103,647	2,489,609
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	285,838	4,899,262
NVIT Multi-Manager Small Company Fund, Class Y (a)	87,684	2,434,990

Total Equity Funds (cost $113,249,973)		120,633,374

Fixed Income Funds 46.3%
NVIT Core Bond Fund, Class Y (a)	2,940,479	32,845,153
NVIT Core Plus Bond Fund, Class Y (a)	2,824,323	32,903,359
NVIT Short Term Bond Fund, Class Y (a)	4,839,093	51,149,209

Total Fixed Income Funds (cost $115,565,306)		116,897,721

Mutual Funds (continued)

	SHARES	MARKET VALUE

Money Market Fund 5.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	12,618,777	$12,618,777

Total Money Market Fund (cost $12,618,777)		12,618,777

Total Mutual Funds (cost $241,434,056)		250,149,872

Total Investments (cost $241,434,056) (c) — 99.1%		250,149,872

Other assets in excess of liabilities — 0.9%		2,210,779

NET ASSETS — 100.0%		$252,360,651

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
122	Mini MSCI EAFE	09/19/14	$12,010,290	$56,572
30	Russell 2000 Mini Future	09/19/14	3,570,900	101,356
217	S&P 500 E-Mini	09/19/14	21,183,540	299,830
53	S&P MID 400 E-Mini	09/19/14	7,575,290	173,372

			$44,340,020	$631,130

At June 30, 2014, the Fund has $2,098,400 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund
Assets:
Investments in affiliates, at value (cost $228,815,279)	$237,531,095
Investments in non-affiliates, at value (cost $12,618,777)	12,618,777

Total Investments, at value (total cost $241,434,056)	250,149,872

Deposits with broker for futures contracts	2,098,400
Dividends receivable	818
Receivable for capital shares issued	2,148,304
Receivable for variation margin on futures contracts	74,020
Prepaid expenses	2,355

Total Assets	254,473,769

Liabilities:
Payable for investments purchased	2,040,867
Payable for capital shares redeemed	23
Accrued expenses and other payables:
Fund administration fees	7,416
Distribution fees	37,939
Administrative servicing fees	24,504
Accounting and transfer agent fees	1
Trustee fees	90
Custodian fees	327
Compliance program costs (Note 3)	170
Professional fees	397
Printing fees	921
Other	463

Total Liabilities	2,113,118

Net Assets	$252,360,651

Represented by:
Capital	$241,896,796
Accumulated undistributed net investment income	58,439
Accumulated net realized gains from affiliated investments and futures transactions	1,058,470
Net unrealized appreciation/(depreciation) from investments in affiliates	8,715,816
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	631,130

Net Assets	$252,360,651

7

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund
Net Assets:
Class I Shares	$10,716
Class II Shares	252,349,935

Total	$252,360,651

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	974
Class II Shares	22,947,389

Total	22,948,363

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.00
Class II Shares	$11.00

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$422,823
Dividend income from non-affiliates	2,900

Total Income	425,723

EXPENSES:
Organization and offering costs	2,132
Investment advisory fees	179,549
Fund administration fees	36,444
Distribution fees Class II Shares	204,029
Administrative servicing fees Class I Shares (a)	2
Administrative servicing fees Class II Shares	122,418
Professional fees	13,155
Printing fees	6,573
Trustee fees	2,792
Custodian fees	2,618
Accounting and transfer agent fees	1,584
Compliance program costs (Note 3)	192
Other	4,439

Total expenses before earnings credit, fees waived, and expenses reimbursed	575,927

Earnings credit (Note 5)	(23)
Distribution fees waived — Class II (Note 3)	(40,807)
Expenses reimbursed by adviser (Note 3)	(167,448)

Net Expenses	367,649

NET INVESTMENT INCOME	58,074

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	386,964
Net realized gains from futures transactions (Note 2)	682,038

Net realized gains from affiliated investments and futures transactions	1,069,002

Net change in unrealized appreciation/(depreciation) from investments in affiliates	6,722,963
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(72,997)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	6,649,966

Net realized/unrealized gains from affiliated investments and futures transactions	7,718,968

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,777,042

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Managed Growth and Income Fund
	Six Months Ended June 30, 2014 (Unaudited)		Period ended December 31, 2013(a)
Operations:
Net investment income	$58,074		$1,139,358
Net realized gains from affiliated investments and futures transactions	1,069,002		1,248,156
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	6,649,966		2,696,980

Change in net assets resulting from operations	7,777,042		5,084,494

Distributions to Shareholders From:
Net investment income:
Class I	–	(b)	–
Class II	–		(1,560,314)
Net realized gains:
Class II	–		(845,701)

Change in net assets from shareholder distributions	–		(2,406,015)

Change in net assets from capital transactions	138,544,688		103,360,442

Change in net assets	146,321,730		106,038,921

Net Assets:
Beginning of period	106,038,921		–

End of period	$252,360,651		$106,038,921

Accumulated undistributed net investment income at end of period	$58,439		$365

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,402	(b)	$–
Dividends reinvested	–	(b)	–
Cost of shares redeemed	(16	)(b)	–

Total Class I Shares	10,386	(b)	–

Class II Shares
Proceeds from shares issued	143,951,802		100,955,521
Dividends reinvested	–		2,406,015
Cost of shares redeemed	(5,417,500)		(1,094)

Total Class II Shares	138,534,302		103,360,442

Change in net assets from capital transactions	$138,544,688		$103,360,442

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Managed Growth and Income Fund
	Six Months Ended June 30, 2014 (Unaudited)		Period ended December 31, 2013(a)
SHARE TRANSACTIONS:
Class I Shares
Issued	975	(b)	–
Reinvested	–	(b)	–
Redeemed	(1	)(b)	–

Total Class I Shares	974	(b)	–

Class II Shares
Issued	13,461,729		9,771,397
Reinvested	–		228,709
Redeemed	(514,340)		(106)

Total Class II Shares	12,947,389		10,000,000

Total change in shares	12,948,363		10,000,000

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.
(b)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth and Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Period Ended June 30, 2014 (e)(f) (Unaudited)	$10.66	–	0.34	0.34	–	–	–	$11.00	3.19%	$10,716	0.24%	(0.24%	)	0.44%	3.83%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.60	–	0.40	0.40	–	–	–	$11.00	3.77%	$252,349,935	0.45%	0.07%		0.70%	3.83%
Period Ended December 31, 2013 (e)(g)	$10.00	0.28	0.58	0.86	(0.17)	(0.09)	(0.26)	$10.60	8.66%	$106,038,921	0.42%	4.03%		0.76%	–

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.
(g)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Managed Growth & Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Shares of the affiliated and unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations

14

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized

15

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.” The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$631,130
Total		$631,130

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$682,038
Total	$682,038

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(72,997)
Total	$(72,997)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

16

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

17

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.22%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.10% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2013 Amount	Six Months Ended June 30, 2014 Amount	Total
$83,673	$167,448	$251,121

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

18

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

During the six months ended June 30, 2014, NFM earned $36,444 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2014, the Fund’s portion of such costs amounted to $192.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $40,807.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $122,420 in administrative services fees from the Fund.

For the period from May 1, 2014 (commencement of operations) through June 30, 2014 and the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.14% and 0.15% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager International Growth Fund, Class Y	$6,188,992	$8,203,725	$547,555	$121,592	$57,249	$—	$14,403,751
NVIT Multi-Manager International Value Fund, Class Y	7,187,525	9,718,612	554,721	289,458	40,852	—	16,527,467

19

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager Large Cap Growth Fund, Class Y	$11,648,916	$14,817,243	$802,521	$—	$73,775	$—	$26,676,296
NVIT Multi-Manager Large Cap Value Fund, Class Y	14,509,793	18,858,310	1,710,957	—	181,265	—	33,587,788
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3,152,926	4,211,615	101,943	—	10,164	—	7,391,980
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5,142,535	6,735,111	519,542	—	53,445	—	12,222,231
NVIT Multi-Manager Small Cap Growth Fund, Class Y	1,062,363	1,421,750	33,981	—	5,095	—	2,489,609
NVIT Multi-Manager Small Cap Value Fund, Class Y	2,101,680	2,704,345	95,883	10,300	14,358	—	4,899,262
NVIT Multi-Manager Small Company Fund, Class Y	1,056,717	1,370,799	33,981	1,473	5,815	—	2,434,990
NVIT Core Bond Fund, Class Y	13,427,996	18,986,393	475,733	—	(22,667)	—	32,845,153
NVIT Core Plus Bond Fund, Class Y	13,437,534	19,041,304	475,733	—	(23,420)	—	32,903,359
NVIT Short Term Bond Fund, Class Y	21,157,419	30,377,695	747,580	—	(8,967)	—	51,149,209

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $136,446,902 and sales of $6,100,130 (excluding short-term securities).

20

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$241,489,110	$8,660,762	$ (—)	$8,660,762

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Shareholders of the Fund are being asked to approve a Subadvisory Agreement between the Trust, NFA, and Nationwide Asset Management, LLC (“NWAM”), an affiliate of NFA, on behalf of the Fund. If approved by shareholders, the Fund’s current subadviser, BlackRock Investment Management, LLC, will be replaced with NWAM.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderate Fund

SAR-CD-MOD 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT CardinalSM Moderate Fund

Asset Allocation†

Equity Funds	60.5%
Fixed Income Funds	39.5%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	16.1%
NVIT Short Term Bond Fund, Class Y	15.8%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	13.1%
NVIT Core Bond Fund, Class Y	11.8%
NVIT Core Plus Bond Fund, Class Y	11.8%
NVIT Multi-Manager International Value Fund, Class Y	8.9%
NVIT Multi-Manager International Growth Fund, Class Y	7.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.1%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.1%
Other Holdings	2.1%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1% .

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT CardinalSM Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderate Fund			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,043.90	1.42	0.28
	Hypothetical	(b),(c)	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	(b)	1,000.00	1,043.20	1.87	0.37
	Hypothetical	(b),(c)	1,000.00	1,022.96	1.86	0.37

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 60.5%
NVIT Multi-Manager International Growth Fund, Class Y (a)	17,027,620	$215,399,399
NVIT Multi-Manager International Value Fund, Class Y (a)	23,308,072	272,005,205
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	28,979,399	398,756,532
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	37,985,973	489,259,338
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	9,008,515	125,308,449
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	12,803,744	186,166,442
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,380,734	33,165,237
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	5,510,621	94,452,038
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,125,172	31,246,036

Total Equity Funds (cost $1,315,531,658)		1,845,758,676

Fixed Income Funds 39.5%
NVIT Core Bond Fund, Class Y (a)	32,290,904	360,689,396
NVIT Core Plus Bond Fund, Class Y (a)	30,960,463	360,689,395
NVIT Short Term Bond Fund, Class Y (a)	45,665,296	482,682,181

Total Fixed Income Funds (cost $1,183,035,618)		1,204,060,972

Total Mutual Funds (cost $2,498,567,276)		3,049,819,648

Total Investments (cost $2,498,567,276) (b) —100.0%		3,049,819,648

Liabilities in excess of other assets — 0.0%†		(906,531)

NET ASSETS — 100.0%		$3,048,913,117

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,498,567,276)	$3,049,819,648
Cash	300
Receivable for capital shares issued	1,747,660
Prepaid expenses	17,437

Total Assets	3,051,585,045

Liabilities:
Payable for investments purchased	1,685,133
Payable for capital shares redeemed	62,527
Accrued expenses and other payables:
Investment advisory fees	477,287
Fund administration fees	59,135
Distribution fees	221,875
Administrative servicing fees	116,463
Accounting and transfer agent fees	10
Trustee fees	1,268
Custodian fees	17,315
Compliance program costs (Note 3)	2,461
Professional fees	16,566
Printing fees	10,146
Other	1,742

Total Liabilities	2,671,928

Net Assets	$3,048,913,117

Represented by:
Capital	$2,361,828,368
Accumulated undistributed net investment income	32,745,047
Accumulated net realized gains from affiliated investments	103,087,330
Net unrealized appreciation/(depreciation) from investments in affiliates	551,252,372

Net Assets	$3,048,913,117

Net Assets:
Class I Shares	$32,494,975
Class II Shares	3,016,418,142

Total	$3,048,913,117

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,579,761
Class II Shares	239,900,837

Total	242,480,598

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.60
Class II Shares	$12.57

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT CardinalSM Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$9,285,246

Total Income	9,285,246

EXPENSES:
Investment advisory fees	2,825,633
Fund administration fees	336,991
Distribution fees Class II Shares	3,645,338
Administrative servicing fees Class I Shares	7,613
Administrative servicing fees Class II Shares	729,089
Professional fees	67,344
Printing fees	9,777
Trustee fees	45,886
Custodian fees	54,320
Accounting and transfer agent fees	924
Compliance program costs (Note 3)	4,693
Other	36,603

Total expenses before fees waived	7,764,211

Distribution fees waived — Class II (Note 3)	(2,333,042)

Net Expenses	5,431,169

NET INVESTMENT INCOME	3,854,077

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	32,893,010
Net change in unrealized appreciation/(depreciation) from investments in affiliates	89,496,076

Net realized/unrealized gains from affiliated investments	122,389,086

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$126,243,163

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT Cardinal Moderate Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$3,854,077	$34,865,113
Net realized gains from affiliated investments	32,893,010	99,765,436
Net change in unrealized appreciation/(depreciation) from investments in affiliates	89,496,076	299,008,367

Change in net assets resulting from operations	126,243,163	433,638,916

Distributions to Shareholders From:
Net investment income:
Class I	–	(462,843)
Class II	–	(43,914,083)
Net realized gains:
Class I	–	(643,865)
Class II	–	(66,045,472)

Change in net assets from shareholder distributions	–	(111,066,263)

Change in net assets from capital transactions	(39,791,425)	346,300,604

Change in net assets	86,451,738	668,873,257

Net Assets:
Beginning of period	2,962,461,379	2,293,588,122

End of period	$3,048,913,117	$2,962,461,379

Accumulated undistributed net investment income at end of period	$32,745,047	$28,890,970

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,884,549	$6,216,379
Dividends reinvested	–	1,106,708
Cost of shares redeemed	(1,516,965)	(3,123,622)

Total Class I Shares	1,367,584	4,199,465

Class II Shares
Proceeds from shares issued	40,581,680	283,674,912
Dividends reinvested	_	109,959,555
Cost of shares redeemed	(81,740,689)	(51,533,328)

Total Class II Shares	(41,159,009)	342,101,139

Change in net assets from capital transactions	$(39,791,425)	$346,300,604

9

Statements of Changes in Net Assets (continued)

	NVIT CardinalSM Moderate Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	236,810	544,480
Reinvested	–	94,228
Redeemed	(124,972)	(274,435)

Total Class I Shares	111,838	364,273

Class II Shares
Issued	3,319,978	24,847,440
Reinvested	–	9,381,731
Redeemed	(6,738,243)	(4,456,165)

Total Class II Shares	(3,418,265)	29,773,006

Total change in shares	(3,306,427)	30,137,279

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderate Fund

	Operations				Distributions			Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.07	0.02	0.51	0.53	–	–	–	$12.60	4.39%	$32,494,975	0.28%	0.36%	0.28%	1.98%
Year Ended December 31, 2013 (e)	$10.65	0.16	1.73	1.89	(0.19)	(0.28)	(0.47)	$12.07	17.98%	$29,785,972	0.28%	1.41%	0.28%	4.60%
Year Ended December 31, 2012 (e)	$9.76	0.13	1.09	1.22	(0.16)	(0.17)	(0.33)	$10.65	12.45%	$22,401,147	0.29%	1.21%	0.29%	9.52%
Year Ended December 31, 2011 (e)	$10.30	0.13	(0.36)	(0.23)	(0.25)	(0.06)	(0.31)	$9.76	(2.25)%	$18,114,596	0.29%	1.26%	0.29%	8.66%
Year Ended December 31, 2010 (e)	$9.33	0.13	0.93	1.06	(0.09)	–	(0.09)	$10.30	11.42%	$16,991,776	0.29%	1.34%	0.29%	4.41%
Year Ended December 31, 2009 (e)	$7.78	0.14	1.56	1.70	(0.15)	–	(0.15)	$9.33	22.01%	$7,668,257	0.29%	1.70%	0.29%	9.32%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.05	0.02	0.50	0.52	–	–	–	$12.57	4.32%	$3,016,418,142	0.37%	0.26%	0.53%	1.98%
Year Ended December 31, 2013 (e)	$10.64	0.15	1.72	1.87	(0.18)	(0.28)	(0.46)	$12.05	17.80%	$2,932,675,407	0.37%	1.32%	0.53%	4.60%
Year Ended December 31, 2012 (e)	$9.75	0.12	1.09	1.21	(0.15)	(0.17)	(0.32)	$10.64	12.37%	$2,271,186,975	0.38%	1.14%	0.54%	9.52%
Year Ended December 31, 2011 (e)	$10.29	0.13	(0.37)	(0.24)	(0.24)	(0.06)	(0.30)	$9.75	(2.33)%	$1,888,371,369	0.38%	1.26%	0.54%	8.66%
Year Ended December 31, 2010 (e)	$9.32	0.13	0.92	1.05	(0.08)	–	(0.08)	$10.29	11.37%	$1,347,709,722	0.38%	1.32%	0.54%	4.41%
Year Ended December 31, 2009 (e)	$7.78	0.15	1.53	1.68	(0.14)	–	(0.14)	$9.32	21.95%	$513,389,824	0.38%	1.70%	0.54%	9.32%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations

13

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

14

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.19%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

15

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $336,991 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $4,693.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $2,333,042.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $736,702 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

16

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager International Growth Fund, Class Y	$210,942,955	$2,461,634	$7,750,632	$2,461,634	$3,567,361	$—	$215,399,399
NVIT Multi-Manager International Value Fund, Class Y	266,675,514	8,727,311	5,199,356	6,521,915	721,502	—	272,005,205
NVIT Multi-Manager Large Cap Growth Fund, Class Y	395,883,297	2,674,641	17,066,758	—	6,160,209	—	398,756,532
NVIT Multi-Manager Large Cap Value Fund, Class Y	484,812,059	493,842	32,617,875	—	11,364,543	—	489,259,338
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	125,135,103	5,217,216	5,966,293	—	2,194,396	—	125,308,449
NVIT Multi-Manager Mid Cap Value Fund, Class Y	181,146,921	—	11,873,772	—	4,335,427	—	186,166,442
NVIT Multi-Manager Small Cap Growth Fund, Class Y	33,073,188	1,759,048	1,694,287	—	604,524	—	33,165,237
NVIT Multi-Manager Small Cap Value Fund, Class Y	95,373,032	274,812	4,812,831	274,812	2,480,906	—	94,452,038
NVIT Multi-Manager Small Company Fund, Class Y	32,872,339	26,885	1,773,795	26,885	1,009,643	—	31,246,036
NVIT Core Bond Fund, Class Y	339,638,622	8,123,860	2,427,570	—	199,817	—	360,689,396
NVIT Core Plus Bond Fund, Class Y	339,638,621	7,344,978	1,033,991	—	100,411	—	360,689,395
NVIT Short Term Bond Fund, Class Y	458,173,216	22,035,487	2,856,858	—	154,271	—	482,682,181

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this

17

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $59,139,714 and sales of $95,074,018 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation		Net Unrealized Appreciation/ (Depreciation)
$2,499,264,261	$550,555,387	$	(—)	$550,555,387

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Cardinal Moderate Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares each ranked within the fifth quintile of the Fund’s expense group. The Trustees considered management’s statement that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was 4.9 basis points above the expense group median, and noted management’s belief that this fee is within a reasonable range of the peer group median and provides good value to shareholders. The Trustees considered that, in May 2013, management had implemented advisory fee breakpoints for the Fund to pass through any economies of scale at the Fund level, in addition to any breakpoints in the underlying funds in which the Fund invests. The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was either acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

SAR-CD-MAG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT CardinalSM Moderately Aggressive Fund

Asset Allocation†

Equity Funds	80.2%
Fixed Income Funds	19.8%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	18.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.0%
NVIT Multi-Manager International Value Fund, Class Y	12.9%
NVIT Multi-Manager International Growth Fund, Class Y	12.0%
NVIT Core Plus Bond Fund, Class Y	7.4%
NVIT Core Bond Fund, Class Y	7.4%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.1%
NVIT Short Term Bond Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.1%
Other Holdings	4.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT CardinalSM Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Aggressive Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,048.80	1.52	0.30
	Hypothetical	(b)(c)	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	(b)	1,000.00	1,048.00	1.98	0.39
	Hypothetical	(b)(c)	1,000.00	1,022.86	1.96	0.39

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 80.2%
NVIT Multi-Manager International Growth Fund, Class Y (a)	4,584,723	$57,996,751
NVIT Multi-Manager International Value Fund, Class Y (a)	5,356,529	62,510,689
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,602,365	77,088,541
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	7,102,057	91,474,498
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	1,757,103	24,441,298
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,341,245	34,041,705
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	413,380	9,929,380
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,141,131	19,558,993
NVIT Multi-Manager Small Company Fund, Class Y (a)	355,598	9,874,956

Total Equity Funds (cost $277,014,087)		386,916,811

Fixed Income Funds 19.8%
NVIT Core Bond Fund, Class Y (a)	3,219,385	35,960,531
NVIT Core Plus Bond Fund, Class Y (a)	3,086,741	35,960,531
NVIT Short Term Bond Fund, Class Y (a)	2,260,386	23,892,277

Total Fixed Income Funds (cost $94,362,350)		95,813,339

Total Mutual Funds (cost $371,376,437)		482,730,150

Total Investments (cost $371,376,437) (b) — 100.0%		482,730,150

Liabilities in excess of other assets — 0.0%†		(160,009)

NET ASSETS — 100.0%		$482,570,141

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $371,376,437)	$482,730,150
Receivable for capital shares issued	431,801
Prepaid expenses	2,716

Total Assets	483,164,667

Liabilities:
Payable for investments purchased	423,054
Payable for capital shares redeemed	8,747
Accrued expenses and other payables:
Investment advisory fees	78,134
Fund administration fees	12,346
Distribution fees	32,020
Administrative servicing fees	18,853
Accounting and transfer agent fees	11
Trustee fees	193
Custodian fees	2,800
Compliance program costs (Note 3)	381
Professional fees	7,526
Printing fees	9,799
Other	662

Total Liabilities	594,526

Net Assets	$482,570,141

Represented by:
Capital	$315,363,812
Accumulated undistributed net investment income	6,180,289
Accumulated net realized gains from affiliated investments	49,672,327
Net unrealized appreciation/(depreciation) from investments in affiliates	111,353,713

Net Assets	$482,570,141

Net Assets:
Class I Shares	$46,317,085
Class II Shares	436,253,056

Total	$482,570,141

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,718,559
Class II Shares	35,065,618

Total	38,784,177

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.46
Class II Shares	$12.44

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,201,887

Total Income	2,201,887

EXPENSES:
Investment advisory fees	464,935
Fund administration fees	69,811
Distribution fees Class II Shares	524,777
Administrative servicing fees Class I Shares	11,277
Administrative servicing fees Class II Shares	104,959
Professional fees	15,755
Printing fees	6,376
Trustee fees	6,897
Custodian fees	8,640
Accounting and transfer agent fees	204
Compliance program costs (Note 3)	751
Other	8,434

Total expenses before fees waived, and expenses reimbursed	1,222,816

Distribution fees waived — Class II (Note 3)	(335,861)
Expenses reimbursed by adviser (Note 3)	(612)

Net Expenses	886,343

NET INVESTMENT INCOME	1,315,544

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	11,155,980
Net change in unrealized appreciation/(depreciation) from investments in affiliates	9,430,507

Net realized/unrealized gains from affiliated investments	20,586,487

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,902,031

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Aggressive Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$1,315,544	$4,972,534
Net realized gains from affiliated investments	11,155,980	43,957,015
Net change in unrealized appreciation/(depreciation) from investments in affiliates	9,430,507	46,837,971

Change in net assets resulting from operations	21,902,031	95,767,520

Distributions to Shareholders From:
Net investment income:
Class I	–	(651,634)
Class II	–	(5,942,587)
Net realized gains:
Class I	–	(1,775,745)
Class II	–	(17,707,860)

Change in net assets from shareholder distributions	–	(26,077,826)

Change in net assets from capital transactions	(14,835,347)	(7,035,458)

Change in net assets	7,066,684	62,654,236

Net Assets:
Beginning of period	475,503,457	412,849,221

End of period	$482,570,141	$475,503,457

Accumulated undistributed net investment income at end of period	$6,180,289	$4,864,745

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,247,264	$7,241,404
Dividends reinvested	–	2,427,379
Cost of shares redeemed	(4,687,192)	(3,854,928)

Total Class I Shares	(1,439,928)	5,813,855

Class II Shares
Proceeds from shares issued	23,256,918	36,799,952
Dividends reinvested	–	23,650,447
Cost of shares redeemed	(36,652,337)	(73,299,712)

Total Class II Shares	(13,395,419)	(12,849,313)

Change in net assets from capital transactions	$(14,835,347)	$(7,035,458)

9

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderately Aggressive Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	271,014	645,068
Reinvested	–	213,370
Redeemed	(390,423)	(342,059)

Total Class I Shares	(119,409)	516,379

Class II Shares
Issued	1,934,934	3,279,751
Reinvested	–	2,083,841
Redeemed	(3,098,734)	(6,594,276)

Total Class II Shares	(1,163,800)	(1,230,684)

Total change in shares	(1,283,209)	(714,305)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.88	0.04	0.54	0.58	–	–	–	$12.46	4.88%		$46,317,085	0.30%	0.65%	0.30%	5.30%
Year Ended December 31, 2013 (e)	$10.13	0.14	2.29	2.43	(0.18)	(0.50)	(0.68)	$11.88	24.35%		$45,578,125	0.30%	1.28%	0.30%	13.47%
Year Ended December 31, 2012 (e)	$9.18	0.09	1.25	1.34	(0.13)	(0.26)	(0.39)	$10.13	14.67%		$33,645,683	0.30%	0.94%	0.30%	8.85%
Year Ended December 31, 2011 (e)	$9.95	0.10	(0.54)	(0.44)	(0.24)	(0.09)	(0.33)	$9.18	(4.57%	)	$28,354,511	0.30%	1.06%	0.30%	13.96%
Year Ended December 31, 2010 (e)	$8.84	0.10	1.07	1.17	(0.06)	–	(0.06)	$9.95	13.50%		$26,058,874	0.30%	1.14%	0.31%	5.62%
Year Ended December 31, 2009 (e)	$7.08	0.11	1.76	1.87	(0.11)	–	(0.11)	$8.84	26.69%		$13,307,323	0.30%	1.44%	0.30%	15.09%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.87	0.03	0.54	0.57	–	–	–	$12.44	4.80%		$436,253,056	0.39%	0.56%	0.55%	5.30%
Year Ended December 31, 2013 (e)	$10.12	0.12	2.30	2.42	(0.17)	(0.50)	(0.67)	$11.87	24.28%		$429,925,332	0.39%	1.11%	0.55%	13.47%
Year Ended December 31, 2012 (e)	$9.17	0.08	1.25	1.33	(0.12)	(0.26)	(0.38)	$10.12	14.59%		$379,203,538	0.39%	0.81%	0.55%	8.85%
Year Ended December 31, 2011 (e)	$9.94	0.09	(0.54)	(0.45)	(0.23)	(0.09)	(0.32)	$9.17	(4.67%	)	$353,002,030	0.39%	0.91%	0.55%	13.96%
Year Ended December 31, 2010 (e)	$8.84	0.11	1.05	1.16	(0.06)	–	(0.06)	$9.94	13.31%		$389,725,340	0.39%	1.21%	0.56%	5.62%
Year Ended December 31, 2009 (e)	$7.08	0.09	1.78	1.87	(0.11)	–	(0.11)	$8.84	26.58%		$189,004,607	0.38%	1.23%	0.54%	15.09%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

15

Notes to Financial Statements (Continued)
June 30, 2014 (Unaudited)

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Six Months Ended April 30, 2014 Amount	Total
$3,303	$16,371	$2,429	$612	$22,715

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $69,811 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $751.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $335,861.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $116,236 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.05% and 0.05% for Class I and Class II shares, respectively.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager International Growth Fund, Class Y	$57,232,773	$1,854,519	$3,684,693	$659,220	$1,901,096	$—	$57,996,751
NVIT Multi-Manager International Value Fund, Class Y	61,989,430	4,746,499	4,640,181	1,479,599	796,933	—	62,510,689
NVIT Multi-Manager Large Cap Growth Fund, Class Y	76,259,401	2,707,112	5,150,112	—	2,097,926	—	77,088,541
NVIT Multi-Manager Large Cap Value Fund, Class Y	90,529,371	1,763,021	7,565,830	—	2,700,568	—	91,474,498
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	23,936,176	2,283,487	2,010,173	—	706,744	—	24,441,298
NVIT Multi-Manager Mid Cap Value Fund, Class Y	33,449,489	148,316	2,612,695	—	1,047,308	—	34,041,705
NVIT Multi-Manager Small Cap Growth Fund, Class Y	9,666,205	1,641,951	1,462,362	—	711,752	—	9,929,380
NVIT Multi-Manager Small Cap Value Fund, Class Y	19,124,447	677,768	1,046,192	55,155	472,792	—	19,558,993
NVIT Multi-Manager Small Company Fund, Class Y	9,666,205	537,634	420,796	7,913	188,126	—	9,874,956
NVIT Core Bond Fund, Class Y	35,225,872	3,376,518	4,186,292	—	244,901	—	35,960,531
NVIT Core Plus Bond Fund, Class Y	35,227,287	3,173,017	3,920,741	—	224,446	—	35,960,531
NVIT Short Term Bond Fund, Class Y	23,359,028	2,100,482	1,832,278	—	63,388	—	23,892,277

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $25,010,324 and sales of 38,532,345 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$371,989,493	$110,740,657	$ (—)	$110,740,657

Amount designated as “—” is zero or has been rounded to zero.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fifth and the third quintile, respectively, of the Fund’s expense group. The Trustees considered that, in May 2013, management had implemented advisory fee breakpoints for the Fund to pass through any economies of scale at the Fund level, in addition to any breakpoints in the underlying funds in which the Fund invests. The Trustees also considered the effect of fee waivers on the advisory fees of other funds in the Fund’s expense group. The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

21

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

22

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

27

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

28

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

29

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

31

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

32

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Semiannual Report

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

SAR-CD-MCON 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT CardinalSM Moderately Conservative Fund

Asset Allocation†

Fixed Income Funds	59.7%
Equity Funds	40.3%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	26.9%
NVIT Core Bond Fund, Class Y	14.9%
NVIT Core Plus Bond Fund, Class Y	14.9%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	9.1%
NVIT Multi-Manager International Value Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.1%
NVIT Multi-Manager International Growth Fund, Class Y	4.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	3.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.1%
Other Holdings	2.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT CardinalSM Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Conservative Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,039.80	1.47	0.29
	Hypothetical(b)(c)		1,000.00	1,023.36	1.45	0.29
Class II Shares	Actual	(b)	1,000.00	1,038.90	1.92	0.38
	Hypothetical(b)(c)		1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100%

	Shares	Market Value

Equity Funds 40.3%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,853,215	$36,093,164
NVIT Multi-Manager International Value Fund, Class Y (a)	4,565,671	53,281,378
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,874,576	80,834,169
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	9,033,494	116,351,406
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,329,528	18,493,740
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,498,443	36,327,368
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	539,757	9,251,435
NVIT Multi-Manager Small Company Fund, Class Y (a)	330,779	9,185,746

Total Equity Funds (cost $259,176,649)		359,818,406

Fixed Income Funds 59.7%
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	2,737,131	26,604,916
NVIT Core Bond Fund, Class Y (a)	11,894,919	132,866,249
NVIT Core Plus Bond Fund, Class Y (a)	11,404,828	132,866,249
NVIT Short Term Bond Fund, Class Y (a)	22,697,702	239,914,714

Total Fixed Income Funds (cost $524,914,584)		532,252,128

Total Mutual Funds (cost $784,091,233)		892,070,534

Total Investments (cost $784,091,233) (b) — 100.0%		892,070,534
Liabilities in excess of other assets — 0.0%†		(283,907)

NET ASSETS — 100.0%		$891,786,627

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $784,091,233)	$892,070,534
Cash	100
Receivable for capital shares issued	1,424,074
Prepaid expenses	5,025

Total Assets	893,499,733

Liabilities:
Payable for investments purchased	1,422,031
Payable for capital shares redeemed	2,043
Accrued expenses and other payables:
Investment advisory fees	145,520
Fund administration fees	19,791
Distribution fees	64,969
Administrative servicing fees	33,874
Accounting and transfer agent fees	10
Trustee fees	374
Custodian fees	4,979
Compliance program costs (Note 3)	703
Professional fees	8,307
Printing fees	9,639
Other	866

Total Liabilities	1,713,106

Net Assets	$891,786,627

Represented by:
Capital	$746,048,873
Accumulated undistributed net investment income	8,000,144
Accumulated net realized gains from affiliated investments	29,758,309
Net unrealized appreciation/(depreciation) from investments in affiliates	107,979,301

Net Assets	$891,786,627

7

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
Net Assets:
Class I Shares	$6,997,466
Class II Shares	884,789,161

Total	$891,786,627

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	581,543
Class II Shares	73,590,168

Total	74,171,711

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.03
Class II Shares	$12.02

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,763,372

Total Income	1,763,372

EXPENSES:
Investment advisory fees	856,976
Fund administration fees	112,026
Distribution fees Class II Shares	1,062,940
Administrative servicing fees Class I Shares	1,654
Administrative servicing fees Class II Shares	212,594
Professional fees	23,942
Printing fees	7,082
Trustee fees	13,304
Custodian fees	15,704
Accounting and transfer agent fees	316
Compliance program costs (Note 3)	1,381
Other	13,538

Total expenses before fees waived	2,321,457

Distribution fees waived — Class II (Note 3)	(680,289)

Net Expenses	1,641,168

NET INVESTMENT INCOME	122,204

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	7,149,868
Net change in unrealized appreciation/(depreciation) from investments in affiliates	26,181,460

Net realized/unrealized gains from affiliated investments	33,331,328

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$33,453,532

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Conservative Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$122,204	$11,129,614
Net realized gains from affiliated investments	7,149,868	30,517,984
Net change in unrealized appreciation/(depreciation) from investments in affiliates	26,181,460	43,005,298

Change in net assets resulting from operations	33,453,532	84,652,896

Distributions to Shareholders From:
Net investment income:
Class I	—	(108,813)
Class II	—	(13,969,340)
Net realized gains:
Class I	—	(120,662)
Class II	—	(16,543,535)

Change in net assets from shareholder distributions	—	(30,742,350)

Change in net assets from capital transactions	9,379,310	54,345,052

Change in net assets	42,832,842	108,255,598

Net Assets:
Beginning of period	848,953,785	740,698,187

End of period	$891,786,627	$848,953,785

Accumulated undistributed net investment income at end of period	$8,000,144	$7,877,940

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,174,946	$1,793,524
Dividends reinvested	—	229,475
Cost of shares redeemed	(773,673)	(1,026,288)

Total Class I Shares	401,273	996,711

Class II Shares
Proceeds from shares issued	30,708,617	68,131,143
Dividends reinvested	—	30,512,875
Cost of shares redeemed	(21,730,580)	(45,295,677)

Total Class II Shares	8,978,037	53,348,341

Change in net assets from capital transactions	$9,379,310	$54,345,052

SHARE TRANSACTIONS:
Class I Shares
Issued	100,386	158,029
Reinvested	—	20,115
Redeemed	(65,868)	(90,014)

Total Class I Shares	34,518	88,130

Class II Shares
Issued	2,621,489	6,015,752
Reinvested	—	2,677,027
Redeemed	(1,858,109)	(4,010,275)

Total Class II Shares	763,380	4,682,504

Total change in shares	797,898	4,770,634

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.57	0.01	0.45	0.46	–	–	–	$12.03	3.98%		$6,997,466	0.29%	0.12%	0.29%	5.40%
Year Ended December 31, 2013 (e)	$10.80	0.18	1.04	1.22	(0.21)	(0.24)	(0.45)	$11.57	11.33%		$6,331,385	0.30%	1.56%	0.30%	10.12%
Year Ended December 31, 2012 (e)	$10.15	0.18	0.84	1.02	(0.18)	(0.19)	(0.37)	$10.80	10.13%		$4,955,966	0.30%	1.69%	0.30%	11.52%
Year Ended December 31, 2011 (e)	$10.51	0.17	(0.19)	(0.02)	(0.28)	(0.06)	(0.34)	$10.15	(0.28%	)	$3,220,916	0.30%	1.64%	0.30%	12.05%
Year Ended December 31, 2010 (e)	$9.75	0.15	0.74	0.89	(0.11)	(0.02)	(0.13)	$10.51	9.31%		$2,715,207	0.30%	1.46%	0.31%	4.76%
Year Ended December 31, 2009 (e)	$8.47	0.17	1.32	1.49	(0.20)	(0.01)	(0.21)	$9.75	17.64%		$1,697,147	0.30%	1.91%	0.31%	10.72%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.57	–	0.45	0.45	–	–	–	$12.02	3.89%		$884,789,161	0.38%	0.03%	0.54%	5.40%
Year Ended December 31, 2013 (e)	$10.80	0.16	1.05	1.21	(0.20)	(0.24)	(0.44)	$11.57	11.24%		$842,622,400	0.39%	1.40%	0.55%	10.12%
Year Ended December 31, 2012 (e)	$10.15	0.16	0.85	1.01	(0.17)	(0.19)	(0.36)	$10.80	10.04%		$735,742,221	0.39%	1.49%	0.55%	11.52%
Year Ended December 31, 2011 (e)	$10.51	0.16	(0.19)	(0.03)	(0.27)	(0.06)	(0.33)	$10.15	(0.27%	)	$567,581,529	0.39%	1.53%	0.55%	12.05%
Year Ended December 31, 2010 (e)	$9.76	0.15	0.73	0.88	(0.11)	(0.02)	(0.13)	$10.51	9.03%		$413,845,909	0.39%	1.50%	0.56%	4.76%
Year Ended December 31, 2009 (e)	$8.47	0.19	1.30	1.49	(0.19)	(0.01)	(0.20)	$9.76	17.68%		$183,329,225	0.39%	2.08%	0.56%	10.72%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to- maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $112,026 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,381.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $680,289.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $214,248 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager International Growth Fund, Class Y	$35,012,688	$552,417	$1,112,498	$408,807	$340,884	$—	$36,093,164
NVIT Multi-Manager International Value Fund, Class Y	51,896,395	3,163,305	2,180,796	1,275,723	476,574	—	53,281,378
NVIT Multi-Manager Large Cap Growth Fund, Class Y	77,663,229	2,858,911	3,249,979	—	1,077,921	—	80,834,169
NVIT Multi-Manager Large Cap Value Fund, Class Y	111,632,558	3,479,893	7,493,873	—	2,562,500	—	116,351,406
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	18,040,500	1,366,894	1,107,641	—	325,170	—	18,493,740
NVIT Multi-Manager Mid Cap Value Fund, Class Y	35,145,520	—	2,107,367	—	701,671	—	36,327,368
NVIT Multi-Manager Small Cap Value Fund, Class Y	9,240,403	26,908	376,610	26,908	151,801	—	9,251,435
NVIT Multi-Manager Small Company Fund, Class Y	9,266,678	104,842	248,408	7,667	96,404	—	9,185,746
Nationwide Inflation-Protected Securities Fund, Institutional Class	—	26,130,721	185,641	44,267	3,432		26,604,916
NVIT Core Bond Fund, Class Y	137,412,111	3,056,790	13,634,211	—	786,982	—	132,866,249
NVIT Core Plus Bond Fund, Class Y	137,442,160	2,831,017	13,158,592	—	573,614	—	132,866,249
NVIT Short Term Bond Fund, Class Y	226,480,986	12,712,902	1,923,006	—	52,915	—	239,914,714

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $56,284,600 and sales of $46,778,622 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$784,120,340	$107,950,194	$ (—)	$107,950,194

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fifth and the third quintiles, respectively, of the Fund’s expense group. The Trustees considered that, in May 2013, management had implemented advisory fee breakpoints for the Fund to pass through any economies of scale at the Fund level, in addition to any breakpoints in the underlying funds in which the Fund invests. The Trustees also considered the effect of fee waivers on the advisory fees of other funds in the Fund’s expense group.

The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the fifth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees noted management’s statements that, like all of the NVIT Cardinal Funds, the assets of the Fund are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure. Management noted that the Cardinal Funds are different from many other asset allocation funds, which might change their asset allocations more actively and frequently in response to short term changes in market conditions and other factors. The Trustees took into account management’s statement that the Fund, due to its relatively conservative orientation, had a low allocation to equity securities relative to its peers, which hurt comparative performance during the recent period of strong equity performance. The Trustees also took into account management’s statement that the Fund’s relative performance was hurt by allocations to international developed market equities and value stocks. The Trustees considered that management is confident in the asset allocations of the Fund to provide investment exposures and returns consistent with the Fund’s investment thesis.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund

SAR-CD-MGR 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT CardinalSM Managed Growth Fund

Asset Allocation†

Equity Funds	57.0%
Fixed Income Funds	36.8%
Money Market Fund	5.0%
Other assets in excess of liabilities	1.2%
100.0%

Top Holdings††

NVIT Multi-Manager Large Cap Value Fund, Class Y	15.3%
NVIT Short Term Bond Fund, Class Y	14.8%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.6%
NVIT Core Plus Bond Fund, Class Y	11.2%
NVIT Core Bond Fund, Class Y	11.2%
NVIT Multi-Manager International Value Fund, Class Y	8.5%
NVIT Multi-Manager International Growth Fund, Class Y	6.7%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.8%
Fidelity Institutional Money Market Fund —Institutional Class	5.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.9%
Other Holdings	4.9%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT CardinalSM Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth Fund			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,037.20	0.36	0.21
	Hypothetical	(c)(d)	1,000.00	1,023.75	1.05	0.21
Class II Shares	Actual	(d)	1,000.00	1,037.30	2.12	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Mutual Funds 98.8%

	Shares	Market Value

Equity Funds 57.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,682,768	$33,937,011
NVIT Multi-Manager International Value Fund, Class Y (a)	3,675,147	42,888,964
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	4,630,051	63,709,498
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	6,017,881	77,510,302
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,432,073	19,920,131
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,038,544	29,640,433
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	209,516	5,032,567
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	866,315	14,848,637
NVIT Multi-Manager Small Company Fund, Class Y (a)	177,114	4,918,446

Total Equity Funds (cost $273,789,634)		292,405,989

Fixed Income Funds 36.8%
NVIT Core Bond Fund, Class Y (a)	5,083,179	56,779,107
NVIT Core Plus Bond Fund, Class Y (a)	4,882,973	56,886,632
NVIT Short Term Bond Fund, Class Y (a)	7,095,535	74,999,801

Total Fixed Income Funds (cost $186,253,409)		188,665,540

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 5.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	25,670,687	$25,670,687

Total Money Market Fund (cost $25,670,687)		25,670,687

Total Mutual Funds (cost $485,713,730)		506,742,216

Total Investments (cost $485,713,730) (c) — 98.8%		506,742,216
Other assets in excess of liabilities — 1.2%		5,902,466

NET ASSETS — 100.0%		$512,644,682

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
574	E-mini S&P 500	09/19/14	$56,033,880	$804,384
327	Mini MSCI EAFE	09/19/14	32,191,515	156,226
91	Russell 2000 Mini Future	09/19/14	10,831,730	308,210
142	S&P MID 400 E-Mini	09/19/14	20,296,060	469,190

			$119,353,185	$1,738,010

At June 30, 2014, the fund has $5,636,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $460,043,043)	$481,071,529
Investments in non-affiliates, at value (cost $25,670,687)	25,670,687

Total Investments, at value (total cost $485,713,730)	506,742,216

Cash	11
Deposits with broker for futures contracts	5,636,000
Dividends receivable	1,686
Receivable for capital shares issued	3,829,953
Receivable for variation margin on futures contracts	206,908
Prepaid expenses	4,308

Total Assets	516,421,082

Liabilities:
Payable for investments purchased	3,638,388
Payable for capital shares redeemed	71
Accrued expenses and other payables:
Fund administration fees	11,986
Distribution fees	79,121
Administrative servicing fees	43,965
Accounting and transfer agent fees	1
Trustee fees	195
Custodian fees	733
Compliance program costs (Note 3)	363
Professional fees	731
Printing fees	331
Other	515

Total Liabilities	3,776,400

Net Assets	$512,644,682

Represented by:
Capital	$487,570,444
Accumulated undistributed net investment income	409,973
Accumulated net realized gains from affiliated and non-affiliated investments and futures transactions	1,897,769
Net unrealized appreciation/(depreciation) from investments in affiliates	21,028,486
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,738,010

Net Assets	$512,644,682

7

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund
Net Assets:
Class I Shares	$10,370
Class II Shares	512,634,312

Total	$512,644,682

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	931
Class II Shares	46,054,687

Total	46,055,618

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.14
Class II Shares	$11.13

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT CardinalSM Managed Growth Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,147,852
Dividend income from non-affiliates	5,939

Total Income	1,153,791

EXPENSES:
Organization and offering costs	2,132
Investment advisory fees	389,340
Fund administration fees	57,050
Distribution fees Class II Shares	442,426
Administrative servicing fees Class I Shares (a)	2
Administrative servicing fees Class II Shares	265,457
Professional fees	16,467
Printing fees	6,680
Trustee fees	6,145
Custodian fees	5,724
Accounting and transfer agent fees	1,636
Compliance program costs (Note 3)	424
Other	5,802

Total expenses before earnings credit, fees waived, and expenses reimbursed	1,199,285

Earnings credit (Note 5)	(35)
Distribution fees waived — Class II (Note 3)	(88,488)
Expenses reimbursed by adviser (Note 3)	(366,944)

Net Expenses	743,818

NET INVESTMENT INCOME	409,973

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	770,506
Net realized gains from futures transactions (Note 2)	1,156,098

Net realized gains from affiliated investments and futures transactions	1,926,604

Net change in unrealized appreciation/(depreciation) from investments in affiliates	15,641,014
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(261,111)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	15,379,903

Net realized/unrealized gains from affiliated investments and futures transactions	17,306,507

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,716,480

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Managed Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Period ended December 31, 2013 (a)
Operations:
Net investment income	$409,973		$2,309,768
Net realized gains from affiliated investments and futures transactions	1,926,604		2,703,111
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	15,379,903		7,386,593

Change in net assets resulting from operations	17,716,480		12,399,472

Distributions to Shareholders From:
Net investment income:
Class I	–	(b)	–
Class II	–		(3,234,123)
Net realized gains:
Class I	–	(b)	–
Class II	–		(1,820,136)

Change in net assets from shareholder distributions	–		(5,054,259)

Change in net assets from capital transactions	266,913,983		220,669,006

Change in net assets	284,630,463		228,014,219

Net Assets:
Beginning of period	228,014,219		–

End of period	$512,644,682		$228,014,219

Accumulated undistributed net investment income at end of period	$409,973		$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,000	(b)	$–
Dividends reinvested	–	(b)	–
Cost of shares redeemed	–	(b)	–

Total Class I Shares	10,000	(b)	–

Class II Shares
Proceeds from shares issued	272,387,894		215,620,552
Dividends reinvested	–		5,054,259
Cost of shares redeemed	(5,483,911)		(5,805)

Total Class II Shares	266,903,983		220,669,006

Change in net assets from capital transactions	$266,913,983		$220,669,006

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Managed Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Period ended December 31, 2013 (a)
SHARE TRANSACTIONS:
Class I Shares
Issued	931	(b)	–
Reinvested	–	(b)	–
Redeemed	–	(b)	–

Total Class I Shares	931	(b)	–

Class II Shares
Issued	25,317,008		20,784,406
Reinvested	–		475,919
Redeemed	(522,102)		(544)

Total Class II Shares	24,794,906		21,259,781

Total change in shares	24,795,837		21,259,781

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.
(b)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Period Ended June 30, 2014 (e)(f) (Unaudited)	$10.74	–	0.40	0.40	–	–	–	$11.14	3.72%	$10,370	0.21%	(0.21%	)	0.44%	2.87%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.73	0.01	0.39	0.40	–	–	–	$11.13	3.73%	$512,634,312	0.42%	0.23%		0.67%	2.87%
Period Ended December 31, 2013 (e)(g)	$10.00	0.28	0.71	0.99	(0.17)	(0.09)	(0.26)	$10.73	9.94%	$228,014,219	0.39%	4.02%		0.69%	–

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.
(g)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Managed Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated and unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

13

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

14

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.“ The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$1,738,010
Total		$1,738,010

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

15

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,156,098
Total	$1,156,098

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(261,111)
Total	$(261,111)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

16

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.22%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.07% for all share classes until April 30, 2015.

17

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2013 Amount	Six Months Ended June 30, 2014 Amount	Total
$144,009	$366,944	$510,953

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $57,050 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $424.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $88,488.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

18

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $265,459 in administrative services fees from the Fund.

For the period from May 1, 2014 (commencement of operations) through June 30, 2014 and the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.14% and 0.15% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager International Growth Fund, Class Y	$15,387,837	$18,235,533	$1,098,446	$306,817	$113,947	$—	$33,937,011
NVIT Multi-Manager International Value Fund, Class Y	19,699,776	23,855,742	1,162,912	804,536	83,258	—	42,888,964
NVIT Multi-Manager Large Cap Growth Fund, Class Y	29,262,236	33,296,187	1,389,424	—	116,504	—	63,709,498
NVIT Multi-Manager Large Cap Value Fund, Class Y	35,246,497	40,979,923	3,474,111	—	350,975	—	77,510,302
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	8,938,317	10,780,165	127,605	—	14,669	—	19,920,131
NVIT Multi-Manager Mid Cap Value Fund, Class Y	13,120,862	15,367,471	1,070,953	—	105,899	—	29,640,433
NVIT Multi-Manager Small Cap Growth Fund, Class Y	2,255,570	2,737,368	31,901	—	5,331	—	5,032,567
NVIT Multi-Manager Small Cap Value Fund, Class Y	6,695,480	7,717,058	158,396	33,323	23,263	—	14,848,637
NVIT Multi-Manager Small Company Fund, Class Y	2,244,302	2,623,476	31,901	3,176	5,529	—	4,918,446
NVIT Core Bond Fund, Class Y	24,598,356	30,888,800	382,814	—	(20,778)	—	56,779,107
NVIT Core Plus Bond Fund, Class Y	24,615,401	30,992,969	382,814	—	(21,286)	—	56,886,632
NVIT Short Term Bond Fund, Class Y	32,865,488	42,076,892	510,419	—	(6,805)	—	74,999,801

Amounts designated as “—” are zero or have been rounded to zero.

19

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $259,551,584 and sales of $9,821,696 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

20

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$485,762,601	$20,979,615	$ (—)	$20,979,615

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Shareholders of the Fund are being asked to approve a Subadvisory Agreement between the Trust, NFA, and Nationwide Asset Management, LLC (“NWAM”), an affiliate of NFA, on behalf of the Fund. If approved by shareholders, the Fund’s current subadviser, BlackRock Investment Management, LLC, will be replaced with NWAM.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT International Index Fund

SAR-INTX 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT International Index Fund

Asset Allocation†

Common Stocks	98.1%
Repurchase Agreements	2.9%
Preferred Stocks	0.7%
Mutual Fund	0.1%
Rights††	0.0%
Liabilities in excess of other assets	(1.8%)
100.0%

Top Industries†††

Banks	12.9%
Pharmaceuticals	8.7%
Oil, Gas & Consumable Fuels	6.5%
Insurance	5.1%
Automobiles	4.0%
Food Products	3.9%
Metals & Mining	3.5%
Chemicals	3.4%
Diversified Telecommunication Services	2.9%
Machinery	2.3%
Other Industries*	46.8%
100.0%

Top Holdings†††

Nestle SA	1.8%
Roche Holding AG	1.5%
Novartis AG	1.5%
HSBC Holdings PLC	1.4%
Toyota Motor Corp.	1.2%
BP PLC	1.2%
Royal Dutch Shell PLC	1.1%
Total SA	1.1%
GlaxoSmithKline PLC	0.9%
Sanofi	0.9%
Other Holdings*	87.4%
100.0%

Top Countries†††

Japan	19.7%
United Kingdom	17.9%
France	9.6%
Switzerland	9.4%
Germany	8.9%
Australia	7.5%
Netherlands	4.5%
Spain	3.5%
Sweden	2.9%
Hong Kong	2.6%
Other Countries*	13.5%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Index Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,024.00	0.74	0.44
	Hypothetical	(b)(c)	1,000.00	1,022.61	2.21	0.44
Class II Shares	Actual	(c)	1,000.00	1,045.10	3.55	0.70
	Hypothetical	(b)(c)	1,000.00	1,021.32	3.51	0.70
Class VIII Shares	Actual	(c)	1,000.00	1,044.80	4.31	0.85
	Hypothetical	(b)(c)	1,000.00	1,020.58	4.26	0.85
Class Y Shares	Actual	(c)	1,000.00	1,047.30	1.52	0.30
	Hypothetical	(b)(c)	1,000.00	1,023.31	1.51	0.30

(a)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT International Index Fund

Common Stocks 98.1%

	Shares	Market Value

AUSTRALIA 7.6%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd. (a)	82,712	$398,059

Airlines 0.0%†
Qantas Airways Ltd.*	111,264	132,355

Banks 2.8%
Australia & New Zealand Banking
Group Ltd.	349,343	10,984,918
Bank of Queensland Ltd.	48,389	556,094
Bendigo and Adelaide Bank Ltd.	57,448	660,935
Commonwealth Bank of Australia	205,236	15,652,966
National Australia Bank Ltd.	299,195	9,247,747
Westpac Banking Corp.	395,825	12,660,910

		49,763,570

Beverages 0.1%
Coca-Cola Amatil Ltd.	73,625	657,395
Treasury Wine Estates Ltd.	83,457	394,123

		1,051,518

Biotechnology 0.2%
CSL Ltd.	61,575	3,865,249

Capital Markets 0.1%
Macquarie Group Ltd.	36,908	2,076,214

Chemicals 0.1%
Incitec Pivot Ltd.	217,252	593,957
Orica Ltd.	46,983	862,908

		1,456,865

Commercial Services & Supplies 0.1%
Brambles Ltd.	197,974	1,715,223

Construction & Engineering 0.0%†
Leighton Holdings Ltd. (a)	12,996	241,303

Construction Materials 0.0%†
Boral Ltd.	101,630	502,801

Containers & Packaging 0.1%
Amcor Ltd.	151,753	1,492,574

Diversified Financial Services 0.1%
ASX Ltd.	24,159	812,213

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	552,330	2,713,469
TPG Telecom Ltd.	35,140	182,580

		2,896,049

Electric Utilities 0.0%†
SP AusNet	218,957	273,712

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	25,127	412,141

Food & Staples Retailing 0.7%
Metcash Ltd. (a)	117,854	293,484
Wesfarmers Ltd.	145,987	5,760,854
Woolworths Ltd.	160,488	5,329,249

		11,383,587

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Gas Utilities 0.0%†
APA Group (a)	108,606	$706,356

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd. (a)	7,895	459,615

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	16,171	694,562
Sonic Healthcare Ltd.	48,528	793,830

		1,488,392

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	45,311	645,839
Flight Centre Travel Group Ltd.	6,547	274,344
Tabcorp Holdings Ltd.	104,971	332,466
Tatts Group Ltd.	185,504	571,931

		1,824,580

Information Technology Services 0.0%†
Computershare Ltd.	61,594	724,971

Insurance 0.4%
AMP Ltd.	378,829	1,893,709
Insurance Australia Group Ltd.	294,976	1,624,714
QBE Insurance Group Ltd.	160,308	1,641,920
Suncorp Group Ltd.	164,231	2,097,209

		7,257,552

Media 0.0%†
REA Group Ltd.	7,549	304,150

Metals & Mining 1.1%
Alumina Ltd.*	297,959	380,514
BHP Billiton Ltd.	408,906	13,945,601
Fortescue Metals Group Ltd.	202,077	834,608
Iluka Resources Ltd. (a)	53,872	413,948
Newcrest Mining Ltd.*	98,276	987,049
Rio Tinto Ltd.	55,886	3,135,203

		19,696,923

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	57,727	168,739

Multi-Utilities 0.1%
AGL Energy Ltd.	69,940	1,021,613

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	17,460	355,263
Origin Energy Ltd.	139,973	1,929,328
Santos Ltd.	124,262	1,671,648
Woodside Petroleum Ltd.	83,352	3,231,673

		7,187,912

Professional Services 0.1%
ALS Ltd. (a)	50,939	425,498
Seek Ltd.	41,932	627,055

		1,052,553

Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC* (b)	848,508	0
CFS Retail Property Trust Group (a)	267,337	514,096

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) (continued)
Dexus Property Group	711,862	$745,050
Federation Centres Ltd.	187,115	439,121
Goodman Group	215,173	1,024,436
GPT Group (The)	223,581	809,715
Mirvac Group	457,447	769,800
Scentre Group*	666,441	2,010,946
Stockland	293,732	1,074,314
Westfield Corp.	253,700	1,710,469

		9,097,947

Real Estate Management & Development 0.1%
Lend Lease Group	67,868	839,017

Road & Rail 0.1%
Asciano Ltd.	122,622	651,545
Aurizon Holdings Ltd.	275,667	1,294,473

		1,946,018

Transportation Infrastructure 0.1%
Sydney Airport	140,791	560,184
Transurban Group	224,087	1,561,538
		2,121,722

		134,371,493

AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG	35,574	1,150,209
Raiffeisen Bank International AG	14,955	476,764

		1,626,973

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	31,325	306,396

Insurance 0.0%†
Vienna Insurance Group AG Wiener
Versicherung Gruppe	4,833	258,751

Machinery 0.0%†
Andritz AG	8,974	518,528

Metals & Mining 0.1%
Voestalpine AG (a)	13,989	666,899

Oil, Gas & Consumable Fuels 0.1%
OMV AG	18,457	833,795

Real Estate Investment Trusts (REITs) 0.0%
Immoeast AG* (b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	127,873	451,749

		4,663,091

BELGIUM 1.2%
Banks 0.1%
KBC Groep NV*	32,308	1,757,592

Beverages 0.7%
Anheuser-Busch InBev NV	102,349	11,759,935

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)

Chemicals 0.1%
Solvay SA	7,614	$1,310,449
Umicore SA	13,106	609,848

		1,920,297

Diversified Financial Services 0.0%†
Groupe Bruxelles Lambert SA	10,122	1,052,015

Diversified Telecommunication Services 0.0%†
Belgacom SA	18,701	620,812

Food & Staples Retailing 0.1%
Colruyt SA	9,328	473,780
Delhaize Group SA	12,989	878,929

		1,352,709

Insurance 0.1%
Ageas	28,357	1,130,911

Media 0.0%†
Telenet Group Holding NV*	6,925	394,668

Pharmaceuticals 0.1%
UCB SA	14,584	1,233,838

		21,222,777

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	48,263	1,912,692

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd. (a)	269,200	233,218

DENMARK 1.5%
Banks 0.1%
Danske Bank A/S	83,302	2,354,824

Beverages 0.1%
Carlsberg A/S, Class B	13,333	1,436,014

Chemicals 0.1%
Novozymes A/S, Class B	30,471	1,528,318

Diversified Telecommunication Services 0.0%†
TDC A/S	102,542	1,060,736

Electrical Equipment 0.1%
Vestas Wind Systems A/S*	28,324	1,429,191

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	13,911	1,258,739
William Demant Holding A/S*	2,701	245,274

		1,504,013

Insurance 0.0%†
Tryg A/S	2,680	270,780

Marine 0.2%
AP Moeller - Maersk A/S, Class A	345	811,982
AP Moeller - Maersk A/S, Class B	826	2,053,671

		2,865,653

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	253,512	$11,700,330

Road & Rail 0.0%†
DSV A/S	23,388	762,645

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	14,617	1,121,763

		26,034,267

FINLAND 0.8%
Auto Components 0.0%†
Nokian Renkaat OYJ (a)	14,122	550,574

Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,137	585,085

Electric Utilities 0.1%
Fortum OYJ (a)	56,987	1,527,989

Insurance 0.2%
Sampo, Class A	57,277	2,895,490

Machinery 0.2%
Kone OYJ, Class B (a)	39,484	1,646,328
Metso OYJ (a)	14,191	537,248
Wartsila OYJ Abp	18,670	925,320

		3,108,896

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ (a)	17,544	342,328

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	68,206	663,107
UPM-Kymmene OYJ	66,967	1,143,901

		1,807,008

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,127	489,280

Technology Hardware, Storage & Peripherals 0.2%
Nokia OYJ (a)	473,611	3,583,701

		14,890,351

FRANCE 9.8%
Aerospace & Defense 0.5%
Airbus Group NV	74,596	5,001,513
Safran SA	34,030	2,227,766
Thales SA	12,335	745,828
Zodiac Aerospace	24,346	824,292

		8,799,399

Air Freight & Logistics 0.0%†
Bollore SA	699	453,466

Auto Components 0.2%
Cie Generale des Etablissements
Michelin	23,632	2,821,713
Valeo SA	9,825	1,318,266

		4,139,979

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Automobiles 0.2%
Peugeot SA*	49,521	$732,695
Renault SA	24,401	2,205,721

		2,938,416

Banks 0.9%
BNP Paribas SA	134,761	9,158,191
Credit Agricole SA	127,966	1,806,734
Natixis	114,327	733,740
Societe Generale SA	91,998	4,824,620

		16,523,285

Beverages 0.2%
Pernod Ricard SA	27,016	3,245,177
Remy Cointreau SA	2,820	259,449

		3,504,626

Building Products 0.2%
Compagnie de Saint-Gobain	56,188	3,170,252

Chemicals 0.4%
Air Liquide SA (a)	43,858	5,926,481
Arkema SA	7,122	692,019

		6,618,500

Commercial Services & Supplies 0.1%
Edenred	26,323	798,218
Societe BIC SA	3,493	477,975

		1,276,193

Communications Equipment 0.1%
Alcatel-Lucent*	361,739	1,300,479

Construction & Engineering 0.3%
Bouygues SA	24,495	1,019,242
Vinci SA	61,444	4,593,478

		5,612,720

Construction Materials 0.1%
Imerys SA (a)	4,676	394,348
Lafarge SA (a)	23,602	2,052,410

		2,446,758

Diversified Financial Services 0.1%
Eurazeo SA	5,055	420,646
Wendel SA	3,890	557,302

		977,948

Diversified Telecommunication Services 0.5%
Iliad SA	3,281	992,531
Orange SA	234,501	3,710,349
Vivendi SA*	154,018	3,769,061

		8,471,941

Electric Utilities 0.1%
Electricite de France SA (a)	31,590	994,703

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Electrical Equipment 0.5%
Alstom SA	27,744	$1,007,589
Legrand SA	33,450	2,048,498
Schneider Electric SE	66,611	6,280,978

		9,337,065

Energy Equipment & Services 0.1%
Technip SA	13,042	1,424,987

Food & Staples Retailing 0.2%
Carrefour SA	77,819	2,869,514
Casino Guichard Perrachon SA	7,141	946,755

		3,816,269

Food Products 0.3%
Danone SA	72,657	5,402,662

Health Care Equipment & Supplies 0.2%
Essilor International SA	25,752	2,729,094

Hotels, Restaurants & Leisure 0.1%
Accor SA	21,788	1,132,442
Sodexo	12,073	1,299,045

		2,431,487

Information Technology Services 0.1%
AtoS	10,021	834,657
Cap Gemini SA	18,361	1,310,310

		2,144,967

Insurance 0.4%
AXA SA	229,960	5,494,511
CNP Assurances	23,293	483,444
SCOR SE	20,028	689,624

		6,667,579

Machinery 0.0%†
Vallourec SA	14,392	645,138

Media 0.2%
Eutelsat Communications SA	19,703	684,673
JCDecaux SA	9,300	347,343
Lagardere SCA	14,552	474,127
Publicis Groupe SA	23,078	1,956,009

		3,462,152

Multi-Utilities 0.4%
GDF Suez	185,295	5,105,165
Suez Environnement Co.	37,132	710,342
Veolia Environnement SA	52,069	991,952

		6,807,459

Oil, Gas & Consumable Fuels 1.1%
Total SA	272,479	19,713,772

Personal Products 0.3%
L’Oreal SA	30,588	5,266,614

Pharmaceuticals 0.9%
Sanofi	151,757	16,130,183

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Professional Services 0.0%†
Bureau Veritas SA	27,908	$775,102

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions REG	3,419	370,868
Gecina SA	2,979	434,053
ICADE	4,629	496,196
Klepierre	12,723	648,282
Unibail-Rodamco SE	12,290	3,576,518

		5,525,917

Software 0.1%
Dassault Systemes	7,885	1,013,861

Textiles, Apparel & Luxury Goods 0.6%
Christian Dior SA	7,055	1,404,640
Kering	9,572	2,099,820
LVMH Moet Hennessy Louis Vuitton SA	35,401	6,831,290

		10,335,750

Trading Companies & Distributors 0.0%†
Rexel SA	34,360	803,599

Transportation Infrastructure 0.1%
Aeroports de Paris	3,808	502,034
Groupe Eurotunnel SA REG	58,937	797,365
		1,299,399

		172,961,721

GERMANY 8.5%
Air Freight & Logistics 0.3%
Deutsche Post AG REG	122,682	4,428,196

Airlines 0.0%†
Deutsche Lufthansa AG REG	30,502	654,788

Auto Components 0.2%
Continental AG	13,912	3,216,604

Automobiles 1.0%
Bayerische Motoren Werke AG	42,212	5,345,295
Daimler AG REG	122,574	11,450,200
Volkswagen AG	3,683	949,877

		17,745,372

Banks 0.1%
Commerzbank AG*	124,198	1,946,567

Capital Markets 0.4%
Deutsche Bank AG REG	176,212	6,192,970

Chemicals 1.1%
BASF SE	116,939	13,602,768
K+S AG REG (a)	21,937	720,376
Lanxess AG	11,684	788,075
Linde AG	23,756	5,048,056

		20,159,275

Construction & Engineering 0.0%†
Hochtief AG	2,886	249,778

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Construction Materials 0.1%
HeidelbergCement AG	18,038	$1,536,981

Diversified Financial Services 0.1%
Deutsche Boerse AG	24,591	1,906,654

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	395,053	6,928,839
Telefonica Deutschland Holding AG*	36,826	304,413

		7,233,252

Electrical Equipment 0.0%†
Osram Licht AG*	11,495	578,882

Food & Staples Retailing 0.1%
Metro AG*	20,682	900,049

Health Care Providers & Services 0.3%
Celesio AG*	6,664	236,970
Fresenius Medical Care AG & Co. KGaA	27,787	1,869,545
Fresenius SE & Co. KGaA	15,933	2,376,177

		4,482,692

Household Products 0.1%
Henkel AG & Co. KGaA	14,773	1,485,657

Industrial Conglomerates 0.8%
Siemens AG REG	100,950	13,328,844

Insurance 0.9%
Allianz SE REG	58,114	9,700,030
Hannover Rueck SE	7,553	680,159
Muenchener Rueckversicherungs AG REG	22,800	5,049,023

		15,429,212

Internet Software & Services 0.0%†
United Internet AG REG	14,881	653,755

Machinery 0.1%
GEA Group AG	23,472	1,109,619
MAN SE	4,476	553,175

		1,662,794

Media 0.1%
Axel Springer SE	5,166	317,486
Kabel Deutschland Holding AG	2,844	416,113
ProSiebenSat.1 Media AG REG (a)	28,092	1,250,347
Sky Deutschland AG*	53,354	491,626

		2,475,572

Metals & Mining 0.1%
ThyssenKrupp AG*	58,097	1,690,422

Multi-Utilities 0.4%
E.ON SE	253,792	5,232,065
RWE AG	61,786	2,649,886

		7,881,951

Personal Products 0.1%
Beiersdorf AG	13,041	1,260,346

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Pharmaceuticals 0.9%
Bayer AG REG	105,288	$14,853,316
Merck KGaA	16,116	1,397,527

		16,250,843

Real Estate Management & Development 0.0%†
Deutsche Wohnen AG - Bearer	35,140	756,938

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	144,301	1,801,331

Software 0.5%
SAP AG	117,339	9,041,523

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	26,704	2,700,207
Hugo Boss AG	4,131	616,838

		3,317,045

Trading Companies & Distributors 0.1%
Brenntag AG	6,625	1,183,587

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,363	307,840

		149,759,720

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Friends Life Group Ltd.	184,628	995,555

HONG KONG 2.6%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	158,000	295,274

Banks 0.2%
Bank of East Asia Ltd.	167,740	695,455
BOC Hong Kong Holdings Ltd.	465,500	1,348,584
Hang Seng Bank Ltd.	96,700	1,579,061

		3,623,100

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	281,750	314,509
Hong Kong Exchanges and Clearing Ltd.	140,500	2,619,212

		2,933,721

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd.	279,000	328,763
PCCW Ltd.	453,000	270,032

		598,795

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	81,000	559,559
CLP Holdings Ltd.	241,000	1,979,796
Power Assets Holdings Ltd.	177,500	1,553,646

		4,093,001

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	811,664	1,776,773

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	296,000	$2,365,773
Shangri-La Asia Ltd.	166,833	261,408
SJM Holdings Ltd.	239,000	598,730

		3,225,911

Household Durables 0.0%†
Techtronic Industries Co., Ltd.	173,500	556,188

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	270,000	3,692,673
NWS Holdings Ltd.	190,836	353,521

		4,046,194

Insurance 0.5%
AIA Group Ltd.	1,535,800	7,716,802

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	295,500	1,590,905

Real Estate Management & Development 0.7%
Cheung Kong Holdings Ltd.	176,000	3,122,531
Hang Lung Properties Ltd.	288,000	888,144
Henderson Land Development Co., Ltd.	131,670	770,610
Hysan Development Co., Ltd.	80,000	374,691
Kerry Properties Ltd.	77,500	270,893
New World Development Co., Ltd.	650,926	741,012
Sino Land Co., Ltd.	369,000	607,418
Sun Hung Kai Properties Ltd.	209,000	2,867,900
Swire Pacific Ltd., Class A	80,000	984,666
Swire Properties Ltd.	152,200	444,797
Wharf Holdings Ltd.	192,500	1,386,157
Wheelock & Co., Ltd.	115,000	480,081

		12,938,900

Road & Rail 0.1%
MTR Corp., Ltd.	179,500	691,273

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd. (a)	32,600	356,248

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	745,600	1,104,383
Yue Yuen Industrial Holdings Ltd.	104,500	349,651

		1,454,034

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	557,945	614,127

		46,511,246

IRELAND 0.8%
Airlines 0.0%†
Ryanair Holdings PLC*	5,422	51,478
Ryanair Holdings PLC, ADR*	3,400	189,720

		241,198

Banks 0.1%
Bank of Ireland*	3,091,099	1,043,092

Common Stocks (continued)

	Shares	Market Value

IRELAND (continued)
Construction Materials 0.2%
CRH PLC	93,207	$2,387,712
James Hardie Industries PLC, CDI	58,443	762,439

		3,150,151

Food Products 0.1%
Kerry Group PLC, Class A	20,117	1,510,910

Pharmaceuticals 0.3%
Shire PLC	74,801	5,867,621

Professional Services 0.1%
Experian PLC	127,620	2,156,161

		13,969,133

ISRAEL 0.5%
Banks 0.1%
Bank Hapoalim BM	136,070	785,938
Bank Leumi Le-Israel BM*	169,568	660,902
Mizrahi Tefahot Bank Ltd.	16,479	213,049

		1,659,889

Chemicals 0.1%
Israel Chemicals Ltd.	53,016	454,244
Israel Corp., Ltd. (The)*	346	196,890

		651,134

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	260,957	488,404

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	243,640

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd.	108,893	5,720,474

Software 0.0%†
NICE Systems Ltd.	7,152	292,697

		9,056,238

ITALY 2.4%
Aerospace & Defense 0.0%†
Finmeccanica SpA*	48,958	464,903

Auto Components 0.0%†
Pirelli & C. SpA	28,799	461,643

Automobiles 0.1%
Fiat SpA*	109,485	1,079,468

Banks 0.7%
Banca Monte dei Paschi di Siena SpA*	546,556	1,056,670
Banco Popolare SC*	47,458	780,647
Intesa Sanpaolo SpA	1,489,207	4,594,693
Intesa Sanpaolo SpA - RSP	120,323	319,593
UniCredit SpA	559,888	4,681,432
Unione di Banche Italiane SCPA	107,062	925,130

		12,358,165

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Capital Markets 0.1%
Mediobanca SpA*	77,000	$766,738

Diversified Financial Services 0.0%†
Exor SpA	12,789	524,637

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,265,695	1,601,992
Telecom Italia SpA - RSP	784,207	775,725

		2,377,717

Electric Utilities 0.3%
Enel SpA	842,536	4,900,727
Terna Rete Elettrica Nazionale SpA (a)	195,176	1,028,365

		5,929,092

Electrical Equipment 0.0%†
Prysmian SpA	25,044	565,558

Energy Equipment & Services 0.1%
Saipem SpA*	33,722	909,251

Gas Utilities 0.1%
Snam SpA	261,685	1,576,109

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA	218,344	617,966

Insurance 0.2%
Assicurazioni Generali SpA	148,579	3,253,956
UnipolSai SpA	116,424	374,002

		3,627,958

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	324,047	8,862,580

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	20,868	1,208,376

Transportation Infrastructure 0.1%
Atlantia SpA	52,536	1,496,643

		42,826,804

JAPAN 20.0%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	46,700	968,047

Airlines 0.0%†
ANA Holdings, Inc.	147,000	346,918
Japan Airlines Co., Ltd.	7,693	425,342

		772,260

Auto Components 0.6%
Aisin Seiki Co., Ltd.	24,100	959,324
Bridgestone Corp.	82,300	2,882,431
Denso Corp.	61,500	2,937,891
Koito Manufacturing Co., Ltd.	12,000	307,507
NGK Spark Plug Co., Ltd.	24,000	677,619
NHK Spring Co., Ltd.	19,600	183,938
NOK Corp.	14,200	285,523
Stanley Electric Co., Ltd.	19,700	513,981

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Auto Components (continued)
Sumitomo Rubber Industries Ltd.	20,400	$294,852
Toyoda Gosei Co., Ltd.	8,700	180,847
Toyota Industries Corp.	20,500	1,059,242
Yokohama Rubber Co., Ltd. (The)	27,000	233,729

		10,516,884

Automobiles 2.2%
Daihatsu Motor Co., Ltd.	23,000	409,315
Fuji Heavy Industries Ltd.	73,900	2,049,156
Honda Motor Co., Ltd.	208,000	7,258,111
Isuzu Motors Ltd.	149,000	986,674
Mazda Motor Corp.	344,900	1,618,589
Mitsubishi Motors Corp.	81,099	896,178
Nissan Motor Co., Ltd.	315,600	2,988,561
Suzuki Motor Corp.	46,900	1,471,327
Toyota Motor Corp.	351,200	21,027,264
Yamaha Motor Co., Ltd.	34,100	587,216

		39,292,391

Banks 1.9%
Aozora Bank Ltd.	155,000	509,609
Bank of Kyoto Ltd. (The)	41,000	373,112
Bank of Yokohama Ltd. (The)	152,000	875,368
Chiba Bank Ltd. (The)	97,000	685,103
Chugoku Bank Ltd. (The)	22,000	338,387
Fukuoka Financial Group, Inc.	94,000	454,026
Gunma Bank Ltd. (The)	53,000	313,583
Hachijuni Bank Ltd. (The)	59,000	365,338
Hiroshima Bank Ltd. (The)	62,000	296,336
Hokuhoku Financial Group, Inc.	155,000	330,611
Iyo Bank Ltd. (The)	28,400	287,258
Joyo Bank Ltd. (The)	82,000	437,423
Mitsubishi UFJ Financial Group, Inc.	1,622,667	9,961,094
Mizuho Financial Group, Inc. (a)	2,937,824	6,038,712
Resona Holdings, Inc.	283,400	1,651,467
Seven Bank Ltd.	73,000	298,509
Shinsei Bank Ltd.	201,000	452,725
Shizuoka Bank Ltd. (The)	66,000	713,930
Sumitomo Mitsui Financial Group, Inc.	162,053	6,799,245
Sumitomo Mitsui Trust Holdings, Inc.	421,400	1,926,007
Suruga Bank Ltd.	25,000	485,602
Yamaguchi Financial Group, Inc.	26,000	274,196

		33,867,641

Beverages 0.2%
Asahi Group Holdings Ltd.	50,000	1,570,146
Kirin Holdings Co., Ltd.	103,700	1,497,307
Suntory Beverage & Food Ltd.	16,900	662,429

		3,729,882

Building Products 0.2%
Asahi Glass Co., Ltd. (a)	127,000	748,752
Daikin Industries Ltd.	30,100	1,899,695

12

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Building Products (continued)
LIXIL Group Corp.	33,000	$893,176
TOTO Ltd.	35,000	472,011

		4,013,634

Capital Markets 0.3%
Daiwa Securities Group, Inc.	215,400	1,866,285
Nomura Holdings, Inc.	459,200	3,252,656
SBI Holdings, Inc.	26,890	329,552

		5,448,493

Chemicals 0.7%
Air Water, Inc.	22,000	352,154
Asahi Kasei Corp.	160,000	1,224,883
Daicel Corp.	33,000	315,522
Hitachi Chemical Co., Ltd.	14,100	233,444
JSR Corp.	24,700	424,050
Kaneka Corp.	35,000	219,140
Kansai Paint Co., Ltd.	31,000	518,143
Kuraray Co., Ltd.	42,400	537,768
Mitsubishi Chemical Holdings Corp.	168,000	745,088
Mitsubishi Gas Chemical Co., Inc.	47,000	300,972
Mitsui Chemicals, Inc.	95,000	259,931
Nippon Paint Co., Ltd.	21,000	444,641
Nitto Denko Corp.	19,800	927,460
Shin-Etsu Chemical Co., Ltd.	52,100	3,168,110
Sumitomo Chemical Co., Ltd.	186,000	703,116
Taiyo Nippon Sanso Corp.	34,000	301,202
Teijin Ltd.	135,000	338,818
Toray Industries, Inc.	190,000	1,250,207

		12,264,649

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	70,000	731,357
Park24 Co., Ltd.	11,800	214,609
Secom Co., Ltd.	26,400	1,611,600
Toppan Printing Co., Ltd.	69,000	533,527

		3,091,093

Construction & Engineering 0.2%
Chiyoda Corp.	20,000	242,395
JGC Corp.	26,000	790,907
Kajima Corp.	110,000	486,560
Obayashi Corp.	79,000	564,223
Shimizu Corp.	79,000	559,841
Taisei Corp.	132,000	731,564

		3,375,490

Construction Materials 0.0%†
Taiheiyo Cement Corp.	159,000	641,094

Consumer Finance 0.1%
Acom Co., Ltd.* (a)	59,900	285,287
AEON Financial Service Co., Ltd. (a)	14,600	381,849
Credit Saison Co., Ltd.	17,600	366,438

		1,033,574

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,200	$325,910

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	8,400	364,351

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	33,600	828,113
Mitsubishi UFJ Lease & Finance Co., Ltd.	58,000	333,401
ORIX Corp.	166,600	2,762,361

		3,923,875

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	47,764	2,977,028

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.*	83,000	1,030,816
Chugoku Electric Power Co., Inc. (The)	37,000	504,180
Hokuriku Electric Power Co.	20,100	266,469
Kansai Electric Power Co., Inc. (The)*	89,200	840,811
Kyushu Electric Power Co., Inc.	53,200	598,923
Shikoku Electric Power Co., Inc.* (a)	23,100	322,104
Tohoku Electric Power Co., Inc.	56,800	664,741
Tokyo Electric Power Co., Inc.*	187,300	778,530

		5,006,574

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,000	355,880
Mabuchi Motor Co., Ltd.	3,100	235,066
Mitsubishi Electric Corp.	244,000	3,014,069
Nidec Corp.	25,800	1,586,709
Sumitomo Electric Industries Ltd.	97,500	1,372,554

		6,564,278

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	35,400	277,989
FUJIFILM Holdings Corp.	59,700	1,666,263
Hamamatsu Photonics KK	9,200	451,525
Hirose Electric Co., Ltd.	3,700	550,049
Hitachi High-Technologies Corp.	8,900	211,916
Hitachi Ltd.	615,000	4,507,377
HOYA Corp.	55,800	1,855,229
Ibiden Co., Ltd.	15,700	316,741
Japan Display, Inc.*	46,900	288,258
Keyence Corp.	5,811	2,541,079
Kyocera Corp.	40,900	1,942,087
Murata Manufacturing Co., Ltd.	26,000	2,438,298
Nippon Electric Glass Co., Ltd.	51,500	300,135
Omron Corp.	25,900	1,092,192
Shimadzu Corp.	33,000	302,784
TDK Corp.	15,700	737,126
Yaskawa Electric Corp. (a)	29,000	351,552
Yokogawa Electric Corp.	27,300	345,777

		20,176,377

Food & Staples Retailing 0.3%
Aeon Co., Ltd. (a)	81,400	1,001,695
FamilyMart Co., Ltd. (a)	7,900	340,591

13

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Food & Staples Retailing (continued)
Lawson, Inc. (a)	8,500	$637,988
Seven & I Holdings Co., Ltd.	95,800	4,037,954

		6,018,228

Food Products 0.3%
Ajinomoto Co., Inc.	75,000	1,175,500
Calbee, Inc.	10,300	283,864
Kikkoman Corp.	20,000	416,848
MEIJI Holdings Co., Ltd.	7,940	526,400
NH Foods Ltd.	23,000	449,056
Nisshin Seifun Group, Inc.	24,749	295,667
Nissin Foods Holdings Co., Ltd.	7,500	385,600
Toyo Suisan Kaisha Ltd. (a)	12,000	369,895
Yakult Honsha Co., Ltd.	11,700	592,590
Yamazaki Baking Co., Ltd.	16,000	199,845

		4,695,265

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	240,000	1,008,437
Toho Gas Co., Ltd.	46,000	252,647
Tokyo Gas Co., Ltd.	303,000	1,769,917

		3,031,001

Health Care Equipment & Supplies 0.2%
Olympus Corp.*	31,100	1,070,038
Sysmex Corp.	18,800	706,905
Terumo Corp.	38,600	864,750

		2,641,693

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	5,900	380,389
Medipal Holdings Corp.	18,800	266,543
Miraca Holdings, Inc.	7,700	373,174
Suzuken Co., Ltd.	9,200	342,709

		1,362,815

Health Care Technology 0.0%†
M3, Inc.	25,000	398,029

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan)
Ltd. (a)	9,326	261,952
Oriental Land Co., Ltd.	6,500	1,114,014

		1,375,966

Household Durables 0.5%
Casio Computer Co., Ltd. (a)	28,200	409,609
Iida Group Holdings Co. Ltd.	21,000	319,169
Nikon Corp. (a)	43,500	685,302
Panasonic Corp.	278,800	3,379,629
Rinnai Corp.	4,400	424,777
Sekisui Chemical Co., Ltd.	54,000	626,055
Sekisui House Ltd.	70,000	960,574
Sharp Corp.* (a)	201,000	645,353
Sony Corp.	130,300	2,177,380

		9,627,848

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Household Products 0.1%
Unicharm Corp.	15,900	$947,979

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	14,000	454,310

Industrial Conglomerates 0.1%
Toshiba Corp.	519,000	2,426,031

Information Technology Services 0.2%
Fujitsu Ltd.	238,000	1,783,298
Itochu Techno-Solutions Corp.	3,400	147,795
Nomura Research Institute Ltd.	13,600	428,476
NTT Data Corp.	15,700	603,767
Otsuka Corp.	6,600	320,063

		3,283,399

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	109,200	1,627,367
MS&AD Insurance Group Holdings, Inc.	63,941	1,545,380
NKSJ Holdings, Inc.	42,450	1,143,821
Sony Financial Holdings, Inc.	23,700	404,609
T&D Holdings, Inc.	72,800	990,193
Tokio Marine Holdings, Inc.	88,700	2,919,450

		8,630,820

Internet & Catalog Retail 0.1%
Rakuten, Inc.	101,200	1,308,424

Internet Software & Services 0.1%
Dena Co., Ltd. (a)	14,000	189,432
Gree, Inc.	12,900	113,120
Kakaku.com, Inc.	17,600	308,633
Yahoo Japan Corp.	180,900	835,389

		1,446,574

Leisure Products 0.2%
Namco Bandai Holdings, Inc.	21,300	499,392
Sankyo Co., Ltd.	6,700	257,730
Sega Sammy Holdings, Inc.	24,400	480,500
Shimano, Inc.	9,900	1,098,563
Yamaha Corp.	22,700	358,901

		2,695,086

Machinery 1.1%
Amada Co., Ltd.	43,000	437,994
FANUC Corp.	24,400	4,213,584
Hino Motors Ltd.	31,000	427,687
Hitachi Construction Machinery Co., Ltd.	14,700	293,415
IHI Corp.	164,000	764,473
JTEKT Corp.	28,300	477,502
Kawasaki Heavy Industries Ltd.	177,000	674,756
Komatsu Ltd.	119,700	2,778,631
Kubota Corp.	144,000	2,043,402
Kurita Water Industries Ltd.	13,300	308,039
Makita Corp.	15,200	939,420
Mitsubishi Heavy Industries Ltd.	382,000	2,385,934
Nabtesco Corp.	15,200	336,391
NGK Insulators Ltd.	32,000	726,425

14

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery (continued)
NSK Ltd.	60,000	$780,800
SMC Corp.	7,100	1,902,528
Sumitomo Heavy Industries Ltd.	66,000	314,157
THK Co., Ltd.	13,500	318,270

		20,123,408

Marine 0.1%
Mitsui OSK Lines Ltd.	144,000	536,468
Nippon Yusen KK	214,000	617,300

		1,153,768

Media 0.1%
Dentsu, Inc.	27,901	1,136,263
Hakuhodo DY Holdings, Inc.	33,400	331,939
Toho Co., Ltd.	15,600	365,867

		1,834,069

Metals & Mining 0.4%
Daido Steel Co., Ltd.	38,000	194,437
Hitachi Metals Ltd.	30,000	457,399
JFE Holdings, Inc.	62,800	1,298,968
Kobe Steel Ltd.	395,000	594,064
Maruichi Steel Tube Ltd.	6,400	171,890
Mitsubishi Materials Corp.	137,000	480,627
Nippon Steel & Sumitomo Metal Corp.	961,440	3,079,984
Sumitomo Metal Mining Co., Ltd.	66,000	1,077,250
Yamato Kogyo Co., Ltd. (a)	5,700	167,328

		7,521,947

Multiline Retail 0.1%
Don Quijote Holdings Co. Ltd.	7,800	435,173
Isetan Mitsukoshi Holdings Ltd.	43,960	572,793
J. Front Retailing Co., Ltd.	58,400	410,027
Marui Group Co., Ltd.	31,200	299,761
Takashimaya Co., Ltd.	36,000	349,651

		2,067,405

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,300	267,091
INPEX Corp.	113,000	1,718,978
JX Holdings, Inc.	284,589	1,522,900
Showa Shell Sekiyu KK (a)	24,400	277,355
TonenGeneral Sekiyu KK	39,000	370,409

		4,156,733

Paper & Forest Products 0.0%†
Oji Holdings Corp. (a)	107,000	440,306

Personal Products 0.2%
Kao Corp.	65,800	2,591,451
Shiseido Co., Ltd.	45,100	822,578

		3,414,029

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	274,500	3,609,831
Chugai Pharmaceutical Co., Ltd.	28,700	809,244
Daiichi Sankyo Co., Ltd.	80,700	1,508,424

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Pharmaceuticals (continued)
Eisai Co., Ltd.	31,400	$1,317,711
Hisamitsu Pharmaceutical Co., Inc.	7,800	348,793
Kyowa Hakko Kirin Co., Ltd. (a)	30,000	406,453
Mitsubishi Tanabe Pharma Corp.	26,700	399,674
Ono Pharmaceutical Co., Ltd.	10,700	940,094
Otsuka Holdings Co., Ltd.	49,700	1,541,204
Santen Pharmaceutical Co., Ltd.	9,100	512,649
Shionogi & Co., Ltd.	38,900	812,489
Sumitomo Dainipon Pharma Co., Ltd.	21,000	241,679
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	299,075
Takeda Pharmaceutical Co., Ltd.	99,900	4,636,634

		17,383,954

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	101	362,512
Japan Real Estate Investment Corp.	157	914,482
Japan Retail Fund Investment Corp.	287	645,669
Nippon Building Fund, Inc. (a)	174	1,017,360
Nippon Prologis REIT, Inc.	160	373,142
United Urban Investment Corp.	299	482,717

		3,795,882

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	14,630	385,748
Daito Trust Construction Co., Ltd.	9,100	1,070,060
Daiwa House Industry Co., Ltd.	76,000	1,575,527
Hulic Co., Ltd.	30,000	395,690
Mitsubishi Estate Co., Ltd.	160,000	3,952,882
Mitsui Fudosan Co., Ltd.	106,000	3,577,423
Nomura Real Estate Holdings, Inc.	16,200	306,839
NTT Urban Development Corp.	14,700	165,547
Sumitomo Realty & Development Co., Ltd.	46,000	1,976,002
Tokyo Tatemono Co., Ltd.	54,000	500,168
Tokyu Fudosan Holdings Corp.	64,400	508,311

		14,414,197

Road & Rail 0.8%
Central Japan Railway Co.	18,600	2,655,117
East Japan Railway Co.	42,776	3,370,410
Hankyu Hanshin Holdings, Inc.	144,000	822,188
Keikyu Corp.	58,000	521,371
Keio Corp.	71,000	558,302
Keisei Electric Railway Co., Ltd.	33,000	328,880
Kintetsu Corp.	237,000	863,595
Nagoya Railroad Co. Ltd. (a)	108,000	430,719
Nippon Express Co., Ltd.	105,000	509,277
Odakyu Electric Railway Co., Ltd.	81,000	780,041
Tobu Railway Co., Ltd.	135,000	706,996
Tokyu Corp.	144,000	1,021,375
West Japan Railway Co.	21,200	933,870

		13,502,141

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	21,000	259,843
Rohm Co., Ltd.	12,800	734,143

15

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd.	22,100	$1,506,211

		2,500,197

Software 0.2%
GungHo Online Entertainment, Inc. (a)	55,700	359,916
Konami Corp.	12,900	285,399
Nexon Co., Ltd.	16,000	152,919
Nintendo Co., Ltd.	13,500	1,621,178
Oracle Corp. Japan	5,200	227,462
Trend Micro, Inc.	12,900	425,079

		3,071,953

Specialty Retail 0.2%
ABC-Mart, Inc.	3,600	192,642
Fast Retailing Co., Ltd.	6,800	2,240,122
Hikari Tsushin, Inc.	2,200	166,146
Nitori Holdings Co., Ltd.	8,100	443,166
Sanrio Co., Ltd. (a)	6,100	177,251
Shimamura Co., Ltd.	2,800	275,614
USS Co., Ltd.	29,100	496,687
Yamada Denki Co., Ltd. (a)	115,400	411,372

		4,403,000

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	32,000	554,801
Canon, Inc. (a)	144,300	4,716,012
Konica Minolta, Inc.	62,000	612,814
NEC Corp.	318,000	1,014,900
Ricoh Co., Ltd.	90,200	1,075,061
Seiko Epson Corp.	16,800	714,743

		8,688,331

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	490,386

Tobacco 0.3%
Japan Tobacco, Inc.	140,100	5,108,342

Trading Companies & Distributors 0.8%
ITOCHU Corp.	189,900	2,437,896
Marubeni Corp.	209,000	1,529,666
Mitsubishi Corp.	179,100	3,727,863
Mitsui & Co., Ltd.	219,800	3,523,754
Sumitomo Corp.	144,900	1,955,158
Toyota Tsusho Corp.	27,100	779,843

		13,954,180

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	34,000	312,977
Mitsubishi Logistics Corp.	19,000	284,749

		597,726

Wireless Telecommunication Services 1.0%
KDDI Corp.	74,000	4,515,005
NTT DOCOMO, Inc.	193,200	3,298,080
SoftBank Corp.	122,400	9,121,613
		16,934,698

		354,253,645

Common Stocks (continued)

	Shares	Market Value

JERSEY, CHANNEL ISLANDS 0.0%†
Metals & Mining 0.0%†
Randgold Resources Ltd.	11,066	$931,844

LUXEMBOURG 0.4%
Energy Equipment & Services 0.1%
Tenaris SA	59,353	1,398,484

Media 0.1%
Altice SA*	7,797	543,217
RTL Group SA	4,719	523,788
SES SA, FDR	38,485	1,459,721

		2,526,726

Metals & Mining 0.1%
ArcelorMittal	128,572	1,916,772

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	8,396	768,555

		6,610,537

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
MGM China Holdings Ltd.	116,800	405,077
Sands China Ltd.	307,100	2,317,895
Wynn Macau Ltd. (a)	200,800	786,467

		3,509,439

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	28,318	425,551

NETHERLANDS 4.6%
Air Freight & Logistics 0.0%†
TNT Express NV (a)	56,425	510,495

Beverages 0.2%
Heineken Holding NV	12,691	833,990
Heineken NV	29,088	2,087,910

		2,921,900

Chemicals 0.2%
Akzo Nobel NV	30,798	2,309,210
Koninklijke DSM NV	22,341	1,625,808

		3,935,018

Construction & Engineering 0.1%
Koninklijke Boskalis Westminster NV (a)	10,635	609,891
OCI*	10,322	402,845

		1,012,736

Diversified Financial Services 0.4%
ING Groep NV, CVA*	489,899	6,874,501

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV*	415,645	1,515,469
Ziggo NV	19,477	900,743

		2,416,212

16

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Energy Equipment & Services 0.0%†
Fugro NV, CVA	9,056	$517,858

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	116,914	2,192,266

Food Products 0.5%
Unilever NV, CVA	207,448	9,080,637

Industrial Conglomerates 0.2%
Koninklijke Philips NV (a)	123,428	3,917,396

Insurance 0.2%
Aegon NV	227,471	1,984,332
Delta Lloyd NV	24,948	633,418

		2,617,750

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	29,540	714,429

Media 0.2%
Reed Elsevier NV	89,273	2,049,998
Wolters Kluwer NV	38,133	1,129,555

		3,179,553

Oil, Gas & Consumable Fuels 2.0%
Koninklijke Vopak NV	9,121	445,340
Royal Dutch Shell PLC, Class A	496,346	20,510,378
Royal Dutch Shell PLC, Class B	311,333	13,530,567

		34,486,285

Professional Services 0.1%
Randstad Holding NV	15,378	833,629

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,294	474,360

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	45,429	4,236,771

Software 0.1%
Gemalto NV	9,995	1,037,532

		80,959,328

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	83,444	643,265

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	242,633	569,449

Electric Utilities 0.0%†
Contact Energy Ltd. (a)	40,837	189,670

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	52,015	389,387

Software 0.0%†
Xero Ltd.*	8,070	183,454

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	131,234	448,076

		2,423,301

Common Stocks (continued)

	Shares	Market Value

NORWAY 0.7%
Banks 0.1%
DNB ASA	125,808	$2,298,675

Chemicals 0.1%
Yara International ASA (a)	23,154	1,159,993

Diversified Telecommunication Services 0.1%
Telenor ASA	96,320	2,193,058

Energy Equipment & Services 0.0%†
Aker Solutions ASA	18,491	320,931

Food Products 0.1%
Orkla ASA	103,971	925,233

Insurance 0.0%†
Gjensidige Forsikring ASA	26,630	477,563

Metals & Mining 0.1%
Norsk Hydro ASA	176,836	946,884

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	141,155	4,338,943

		12,661,280

PORTUGAL 0.2%
Banks 0.0%†
Banco Espirito Santo SA REG* (a)	335,542	276,067

Electric Utilities 0.1%
EDP - Energias de Portugal SA	294,701	1,478,695

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	32,647	536,767

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	49,201	901,835

		3,193,364

SINGAPORE 1.4%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	193,000	588,768

Airlines 0.0%†
Singapore Airlines Ltd.	65,866	548,136

Banks 0.5%
DBS Group Holdings Ltd.	220,500	2,965,658
Oversea-Chinese Banking Corp., Ltd.	332,000	2,546,482
United Overseas Bank Ltd.	164,000	2,965,569

		8,477,709

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,000	462,019

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.	100,000	557,768

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,011,850	3,127,320

Food & Staples Retailing 0.0%†
Olam International Ltd.	60,000	124,170

17

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Food Products 0.1%
Golden Agri-Resources Ltd.	938,612	$418,610
Wilmar International Ltd. (a)	241,294	617,679

		1,036,289

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC (a)	768,296	820,289

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	181,400	1,570,284
Sembcorp Industries Ltd.	120,000	517,088

		2,087,372

Machinery 0.0%†
Sembcorp Marine Ltd. (a)	100,800	331,662

Media 0.1%
Singapore Press Holdings Ltd. (a)	208,000	695,547

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	255,466	472,079
CapitaCommercial Trust (a)	252,000	344,187
CapitaMall Trust	313,200	496,442

		1,312,708

Real Estate Management & Development 0.2%
CapitaLand Ltd.	324,097	832,297
City Developments Ltd.	52,000	427,203
Global Logistic Properties Ltd.	400,000	866,896
Keppel Land Ltd.	82,538	223,886
UOL Group Ltd.	62,000	324,534

		2,674,816

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	268,000	537,435

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U (a)	638,000	459,472
Hutchison Port Holdings Trust, Class U	88,000	62,040

		521,512

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	272,697

		24,176,217

SPAIN 3.6%
Banks 1.7%
Banco Bilbao Vizcaya Argentaria SA	750,989	9,571,672
Banco de Sabadell SA (a)	429,600	1,466,329
Banco Popular Espanol SA	222,639	1,487,311
Banco Santander SA	1,503,325	15,708,638
Bankia SA*	586,700	1,137,419
CaixaBank SA	222,596	1,373,205

		30,744,574

Biotechnology 0.1%
Grifols SA	18,747	1,024,335

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	22,617	$1,035,185
Ferrovial SA (a)	50,936	1,134,902

		2,170,087

Diversified Telecommunication Services 0.5%
Telefonica SA	521,617	8,955,046

Electric Utilities 0.4%
Iberdrola SA	646,742	4,947,279
Red Electrica Corp. SA (a)	13,452	1,229,676

		6,176,955

Food & Staples Retailing 0.1%
Distribuidora Internacional de
Alimentacion SA	82,080	755,483

Gas Utilities 0.1%
Enagas SA	25,271	813,445
Gas Natural SDG SA (a)	43,767	1,382,741

		2,196,186

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	48,536	2,000,814

Insurance 0.0%†
Mapfre SA	116,127	462,707

Machinery 0.0%†
Zardoya Otis SA	20,901	372,152

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	110,058	2,901,864

Specialty Retail 0.2%
Industria de Diseno Textil SA (a)	27,744	4,269,937

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	50,723	1,166,948

		63,197,088

SWEDEN 3.0%
Banks 0.8%
Nordea Bank AB	388,422	5,475,954
Skandinaviska Enskilda Banken AB, Class A	191,015	2,549,621
Svenska Handelsbanken AB, Class A	62,978	3,079,597
Swedbank AB, Class A	114,517	3,033,226

		14,138,398

Building Products 0.1%
Assa Abloy AB, Class B	42,181	2,145,575

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	38,088	451,618

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	388,975	4,699,112

Construction & Engineering 0.1%
Skanska AB, Class B	47,711	1,089,159

18

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Diversified Financial Services 0.2%
Industrivarden AB, Class C	17,149	$338,527
Investment AB Kinnevik, Class B	29,976	1,277,231
Investor AB, Class B	58,430	2,189,441

		3,805,199

Diversified Telecommunication Services 0.1%
TeliaSonera AB	299,644	2,187,995

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	32,432	1,044,923

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B (a)	45,873	582,628
Getinge AB, Class B	25,407	665,293

		1,247,921

Household Durables 0.1%
Electrolux AB Series B	30,263	763,738
Husqvarna AB, Class B	53,842	418,438

		1,182,176

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	73,848	1,923,290

Machinery 0.6%
Alfa Laval AB	39,439	1,015,556
Atlas Copco AB, Class A (a)	85,737	2,475,327
Atlas Copco AB, Class B	50,564	1,349,322
Sandvik AB (a)	137,678	1,880,293
SKF AB, Class B	50,691	1,292,501
Volvo AB, Class B	194,392	2,676,121

		10,689,120

Metals & Mining 0.0%†
Boliden AB	33,493	485,906

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	27,662	559,128

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	120,592	5,265,027

Tobacco 0.1%
Swedish Match AB	25,958	900,678

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	42,802	503,715

		52,318,940

SWITZERLAND 9.5%
Beverages 0.0%†
Coca-Cola HBC AG, ADR*	25,385	577,509

Biotechnology 0.1%
Actelion Ltd. REG*	12,973	1,641,989

Building Products 0.1%
Geberit AG REG	4,825	1,692,580

Capital Markets 0.9%
Credit Suisse Group AG REG*	193,740	5,509,865

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Capital Markets (continued)
Julius Baer Group Ltd.*	29,046	$1,196,676
Partners Group Holding AG	2,247	613,869
UBS AG REG*	464,878	8,523,313

		15,843,723

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,002	399,844
Givaudan SA REG*	1,184	1,972,457
Sika AG - Bearer Shares	268	1,094,942
Syngenta AG REG (a)	11,912	4,400,880

		7,868,123

Construction Materials 0.1%
Holcim Ltd. REG*	28,951	2,542,981

Diversified Financial Services 0.0%†
Pargesa Holding SA - Bearer Shares	3,802	341,257

Diversified Telecommunication Services 0.1%
Swisscom AG REG	2,925	1,699,064

Electrical Equipment 0.4%
ABB Ltd. REG*	280,275	6,449,223

Energy Equipment & Services 0.1%
Transocean Ltd. (a)	45,298	2,035,156

Food Products 2.0%
Aryzta AG*	10,812	1,023,941
Barry Callebaut AG REG*	306	415,622
Lindt & Spruengli AG REG	13	802,819
Lindt & Spruengli AG - Participation Certificate	118	600,645
Nestle SA REG	410,659	31,820,715

		34,663,742

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	6,940	1,058,090

Insurance 0.6%
Baloise Holding AG REG	5,910	695,885
Swiss Life Holding AG REG*	3,969	940,819
Swiss Re AG*	44,541	3,960,461
Zurich Insurance Group AG*	19,037	5,733,684

		11,330,849

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,945	755,259

Machinery 0.1%
Schindler Holding AG REG	2,819	424,763
Schindler Holding AG - Participation Certificate	5,763	875,374
Sulzer AG REG	2,946	412,827

		1,712,964

Marine 0.1%
Kuehne + Nagel International AG REG	6,795	903,530

19

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Metals & Mining 0.4%
Glencore PLC*	1,353,048	$7,540,158

Pharmaceuticals 3.0%
Novartis AG REG	292,916	26,526,001
Roche Holding AG	89,464	26,656,415

		53,182,416

Professional Services 0.2%
Adecco SA REG*	21,654	1,781,993
SGS SA REG	704	1,684,619

		3,466,612

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,259	601,276

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	77,604	695,258

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA REG	66,607	6,979,700
Swatch Group AG (The)	6,342	703,587
Swatch Group AG (The) - Bearer Shares REG	3,900	2,351,572

		10,034,859

Trading Companies & Distributors 0.1%
Wolseley PLC	33,776	1,850,287

		168,486,905

UNITED KINGDOM 18.2%
Aerospace & Defense 0.5%
BAE Systems PLC	402,549	2,981,573
Cobham PLC	144,105	769,898
Meggitt PLC	99,616	862,481
Rolls-Royce Holdings PLC*	237,814	4,345,038

		8,958,990

Air Freight & Logistics 0.0%†
Royal Mail PLC*	83,589	713,343

Airlines 0.1%
easyJet PLC	20,730	484,101
International Consolidated Airlines Group SA*	131,628	835,250

		1,319,351

Auto Components 0.1%
GKN PLC	208,042	1,291,521

Banks 2.8%
Barclays PLC	2,087,717	7,605,086
HSBC Holdings PLC	2,398,024	24,328,141
Lloyds Banking Group PLC*	7,283,125	9,257,390
Royal Bank of Scotland Group PLC*	314,046	1,765,008
Standard Chartered PLC	309,756	6,331,439

		49,287,064

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Beverages 1.0%
Diageo PLC	319,690	$10,181,839
SABMiller PLC	122,819	7,117,976

		17,299,815

Capital Markets 0.2%
3i Group PLC	122,291	840,445
Aberdeen Asset Management PLC	119,522	927,587
Hargreaves Lansdown PLC	30,009	635,334
ICAP PLC	67,785	440,394
Investec PLC	68,098	627,401
Schroders PLC	15,730	674,063

		4,145,224

Chemicals 0.1%
Croda International PLC	16,864	635,118
Johnson Matthey PLC	26,201	1,389,320

		2,024,438

Commercial Services & Supplies 0.2%
Aggreko PLC	32,508	917,804
Babcock International Group PLC	62,623	1,244,752
G4S PLC	191,464	835,897

		2,998,453

Containers & Packaging 0.0%†
Rexam PLC	88,918	813,856

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	23,018	790,268

Diversified Telecommunication Services 0.4%
BT Group PLC	1,009,411	6,632,906
Inmarsat PLC	53,384	682,331

		7,315,237

Electric Utilities 0.2%
SSE PLC	121,844	3,264,085

Energy Equipment & Services 0.1%
AMEC PLC	36,814	764,437
Petrofac Ltd.	32,382	666,091
Subsea 7 SA	34,998	652,346

		2,082,874

Food & Staples Retailing 0.4%
J Sainsbury PLC	154,850	835,874
Tesco PLC	1,034,314	5,026,958
WM Morrison Supermarkets PLC	264,562	829,736

		6,692,568

Food Products 0.6%
Associated British Foods PLC	44,834	2,338,207
Tate & Lyle PLC	58,880	688,893
Unilever PLC	163,676	7,419,350

		10,446,450

20

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	114,859	$2,032,773

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	226,968	3,946,165
InterContinental Hotels Group PLC	33,099	1,369,351
Tui Travel PLC	66,111	450,048
Whitbread PLC	22,671	1,710,313
William Hill PLC	111,872	628,111

		8,103,988

Household Durables 0.1%
Persimmon PLC* (b)	39,276	47,052
Persimmon PLC*	39,276	855,419

		902,471

Household Products 0.4%
Reckitt Benckiser Group PLC	82,618	7,203,890

Industrial Conglomerates 0.1%
Smiths Group PLC	49,907	1,105,928

Insurance 1.1%
Admiral Group PLC	24,165	640,292
Aviva PLC	372,670	3,251,465
Direct Line Insurance Group PLC	189,805	875,924
Legal & General Group PLC	757,810	2,919,462
Old Mutual PLC	626,821	2,118,320
Prudential PLC	326,389	7,478,047
RSA Insurance Group PLC	130,241	1,058,303
Standard Life PLC	301,022	1,925,785

		20,267,598

Internet & Catalog Retail 0.0%†
ASOS PLC*	6,975	353,242

Machinery 0.2%
CNH Industrial NV	118,176	1,212,592
IMI PLC	35,273	896,900
Melrose Industries PLC	139,255	619,672
Weir Group PLC (The)	27,027	1,211,012

		3,940,176

Media 0.7%
British Sky Broadcasting Group PLC	131,672	2,036,355
ITV PLC	491,728	1,498,518
Pearson PLC	105,272	2,078,545
Reed Elsevier PLC	148,660	2,388,952
WPP PLC	171,538	3,738,136

		11,740,506

Metals & Mining 1.3%
Anglo American PLC	177,600	4,352,688
Antofagasta PLC	48,942	639,376
BHP Billiton PLC	269,054	8,746,679
Rio Tinto PLC	161,992	8,746,640

		22,485,383

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Multiline Retail 0.2%
Marks & Spencer Group PLC	209,380	$1,523,094
Next PLC	19,884	2,201,221

		3,724,315

Multi-Utilities 0.6%
Centrica PLC	650,131	3,474,057
National Grid PLC	475,078	6,839,608

		10,313,665

Oil, Gas & Consumable Fuels 1.8%
BG Group PLC	434,126	9,160,657
BP PLC	2,351,507	20,707,194
Tullow Oil PLC	116,798	1,703,937

		31,571,788

Pharmaceuticals 1.6%
AstraZeneca PLC	160,603	11,948,489
GlaxoSmithKline PLC	618,647	16,471,598

		28,420,087

Professional Services 0.1%
Capita PLC	84,452	1,654,523
Intertek Group PLC	20,646	970,724

		2,625,247

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	123,577	1,484,855
Hammerson PLC	87,978	872,986
Intu Properties PLC	110,318	588,445
Land Securities Group PLC	101,523	1,798,937
Segro PLC	97,198	573,794

		5,319,017

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	179,934	2,705,646

Software 0.1%
Sage Group PLC (The)	141,596	930,000

Specialty Retail 0.1%
Kingfisher PLC	300,385	1,844,033
Sports Direct International PLC*	34,062	411,604

		2,255,637

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	56,749	1,440,349

Tobacco 1.1%
British American Tobacco PLC	240,199	14,292,388
Imperial Tobacco Group PLC	122,769	5,523,139

		19,815,527

Trading Companies & Distributors 0.1%
Bunzl PLC	41,584	1,154,435
Travis Perkins PLC	31,752	889,226

		2,043,661

21

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Water Utilities 0.1%
Severn Trent PLC	29,808	$985,386
United Utilities Group PLC	87,147	1,315,060

		2,300,446

Wireless Telecommunication Services 0.6%
Vodafone Group PLC	3,365,753	11,249,290

		322,294,167

UNITED STATES 0.0%†
Hotels, Restaurants & Leisure 0.0%†
Carnival PLC	23,272	877,844

Total Common Stocks (cost $1,316,680,250)		1,735,727,756

Preferred Stocks 0.7%

	Shares

GERMANY 0.7%
Automobiles 0.5%
Bayerische Motoren Werke AG	6,881	658,803
Porsche Automobil Holding SE	19,373	2,014,259
Volkswagen AG - Preference Shares	20,771	5,440,270

		8,113,332

Chemicals 0.0%†
Fuchs Petrolub SE - Preference Shares	9,282	418,817

Household Products 0.2%
Henkel AG & Co. KGaA	22,806	2,634,831

		11,166,980

UNITED KINGDOM 0.0%†
Aerospace & Defense 0.0%†
Rolls-Royce Holdings PLC - Preference Shares * (b)	32,680,322	55,929

Total Preferred Stocks (cost $6,053,636)		11,222,909

Rights 0.0%†

	Number of Rights

HONG KONG 0.0%†
Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd., expiring 07/15/14* (b)	50,220	14,838

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring 07/04/14* (a)	107,805	73,366

Total Rights (cost $—)		88,204

Mutual Fund 0.1%

	Shares	Market Value

Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (c)	1,644,606	$1,644,606

Total Mutual Fund (cost $1,644,606)		1,644,606

Repurchase Agreements 2.9%

	Principal Amount

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $15,000,042, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $15,300,370 (d)	$15,000,000	15,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $16,793,745, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $17,129,626 (d)	16,793,708	16,793,708
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $20,000,056, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $20,400,000 (d)	20,000,000	20,000,000

Total Repurchase Agreements (cost $51,793,708)		51,793,708

Total Investments (cost $1,376,172,200) (e) — 101.8%		1,800,477,183

Liabilities in excess of other assets — (1.8)%		(31,056,430)

NET ASSETS — 100.0%		$1,769,420,753

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $49,334,992, which was collaterlized by a repurchase agreement with a value of $51,793,708 and

22

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund (Continued)

$8,239 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 1.38% - 4.25%, and maturity dates ranging from 08/15/15 - 02/15/22, a total value of $51,801,947.

(b)	Fair valued security.

(c)	Represents 7-day effective yield as of June 30, 2014.

(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $51,793,708.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

Abp	Public Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate

FDR	Fiduciary Depositary Receipt

KGaA	Limited Partnership with shares

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
143	DJ Euro Stoxx 50	09/19/14	$6,328,576	$(59,634)
48	FTSE 100 Index	09/19/14	5,512,899	(4,471)
53	SGX Nikkei 225 Index	09/11/14	3,960,416	(5,824)
26	SPI 200 Index	09/18/14	3,281,560	(6,395)

			$19,083,451	$(76,324)

At June 30, 2014, the Fund has $1,078,890 segregated in foreign currency as collateral with the broker for open future contracts.

The accompanying notes are an integral part of these financial statements.

23

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT International Index Fund
Assets:
Investments, at value *(cost $1,324,378,492)	$1,748,683,475
Repurchase agreements, at value (cost $51,793,708)	51,793,708

Total Investments, at value (total cost $1,376,172,200)	1,800,477,183

Cash	66,759
Deposits with broker for futures contracts	1,078,890
Foreign currencies, at value (cost $13,367,730)	13,439,544
Dividends receivable	3,722,714
Security lending income receivable	113,367
Receivable for capital shares issued	950,210
Reclaims receivable	2,015,070
Prepaid expenses	9,802

Total Assets	1,821,873,539

Liabilities:
Payable for investments purchased	60,163
Payable for capital shares redeemed	44,539
Payable for variation margin on futures contracts	56,647
Payable upon return of securities loaned (Note 2)	51,793,708
Accrued expenses and other payables:
Investment advisory fees	346,351
Fund administration fees	42,488
Distribution fees	17,736
Administrative servicing fees	15,286
Accounting and transfer agent fees	12,680
Trustee fees	737
Custodian fees	10,409
Compliance program costs (Note 3)	1,385
Professional fees	12,992
Printing fees	13,212
Other	24,453

Total Liabilities	52,452,786

Net Assets	$1,769,420,753

Represented by:
Capital	$1,492,010,463
Accumulated undistributed net investment income	20,746,517
Accumulated net realized losses from investments, futures, and foreign currency transactions	(167,729,695)
Net unrealized appreciation/(depreciation) from investments	424,304,983
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(76,324)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	164,809

Net Assets	$1,769,420,753

*	Includes value of securities on loan of $49,334,992 (Note 2)

24

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT International Index Fund
Net Assets:
Class I Shares	$10,191,591
Class II Shares	18,612,908
Class VIII Shares	42,401,021
Class Y Shares	1,698,215,233

Total	$1,769,420,753

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	993,902
Class II Shares	1,822,012
Class VIII Shares	4,162,928
Class Y Shares	165,702,163

Total	172,681,005

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.25
Class II Shares	$10.22
Class VIII Shares	$10.19
Class Y Shares	$10.25

The accompanying notes are an integral part of these financial statements.

25

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT International Index Fund
INVESTMENT INCOME:
Dividend income	$48,428,512
Income from securities lending (Note 2)	1,099,023
Foreign tax withholding	(3,931,105)

Total Income	45,596,430

EXPENSES:
Investment advisory fees	2,039,322
Fund administration fees	250,358
Distribution fees Class II Shares	23,422
Distribution fees Class VI Shares (a)	4,826
Distribution fees Class VIII Shares	77,318
Administrative servicing fees Class I Shares (b)	1,762
Administrative servicing fees Class II Shares	14,053
Administrative servicing fees Class VI Shares (a)	2,896
Administrative servicing fees Class VIII Shares	28,994
Professional fees	59,368
Printing fees	8,310
Trustee fees	26,644
Custodian fees	36,489
Accounting and transfer agent fees	41,854
Compliance program costs (Note 3)	2,743
Other	60,252

Total Expenses	2,678,611

NET INVESTMENT INCOME	42,917,819

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	11,993
Net realized gains from futures transactions (Note 2)	1,210,349
Net realized gains from foreign currency transactions (Note 2)	48,294

Net realized gains from investments, futures, and foreign currency transactions	1,270,636

Net change in unrealized appreciation/(depreciation) from investments	36,219,060
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(877,453)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	99,379

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	35,440,986

Net realized/unrealized gains from investments, futures, and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	36,711,622

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$79,629,441

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

(b)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

26

Statements of Changes in Net Assets

	NVIT International Index Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
Operations:
Net investment income	$42,917,819		$43,030,786
Net realized gains/(losses) from investments, futures, and foreign currency transactions	1,270,636		(16,762,516)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts,and translation of assets and liabilities denominated in foreign currencies	35,440,986		291,309,665

Change in net assets resulting from operations	79,629,441		317,577,935

Distributions to Shareholders From:
Net investment income:
Class I	–	(a)	–
Class II	(211,927)		(406,365)
Class VI (b)	(76,381)		(147,109)
Class VIII	(424,279)		(869,617)
Class Y	(20,557,048)		(47,031,264)

Change in net assets from shareholder distributions	(21,269,635)		(48,454,355)

Change in net assets from capital transactions	920,068		(75,705,577)

Change in net assets	59,279,874		193,418,003

Net Assets:
Beginning of period	1,710,140,879		1,516,722,876

End of period	$1,769,420,753		$1,710,140,879

Accumulated undistributed (distributions in excess of) net investment income at end of period	$20,746,517		$(901,667)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,239,825	(a)	$–
Dividends reinvested	–	(a)	–
Cost of shares redeemed	(218,610	)(a)	–

Total Class I Shares	10,021,215	(a)	–

Class II Shares
Proceeds from shares issued	4,983,227		7,588,086
Proceeds from shares issued from class conversion	6,726,428		–
Dividends reinvested	211,927		406,365
Cost of shares redeemed	(10,740,636)		(6,086,522)

Total Class II Shares	1,180,946		1,907,929

Class VI Shares (b)
Proceeds from shares issued	1,298,290		1,926,118
Dividends reinvested	76,381		147,109
Cost of shares redeemed from class conversion	(6,726,428)		–
Cost of shares redeemed	(595,397)		(1,177,107)

Total Class VI Shares	(5,947,154)		896,120

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

27

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
CAPITAL TRANSACTIONS: (continued)
Class VIII Shares
Proceeds from shares issued	$5,363,628		$11,509,951
Dividends reinvested	424,279		869,617
Cost of shares redeemed	(1,472,302)		(3,967,290)

Total Class VIII Shares	$4,315,605		$8,412,278

Class Y Shares
Proceeds from shares issued	65,796,779		81,503,568
Dividends reinvested	20,557,048		47,031,264
Cost of shares redeemed	(95,004,371)		(215,456,736)

Total Class Y Shares	(8,650,544)		(86,921,904)

Change in net assets from capital transactions	$920,068		$(75,705,577)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,015,591	(a)	–
Reinvested	–	(a)	–
Redeemed	(21,689	)(a)	–

Total Class I Shares	993,902	(a)	–

Class II Shares
Issued	506,496		819,837
Issued in class conversion	683,893		–
Reinvested	21,559		42,961
Redeemed	(1,075,312)		(664,644)

Total Class II Shares	136,636		198,154

Class VI Shares (b)
Issued	132,534		212,179
Reinvested	7,786		15,584
Redeemed in class conversion	(685,454)		–
Redeemed	(60,636)		(130,229)

Total Class VI Shares	(605,770)		97,534

Class VIII Shares
Issued	542,656		1,252,852
Reinvested	43,250		92,144
Redeemed	(149,226)		(436,508)

Total Class VIII Shares	436,680		908,488

Class Y Shares
Issued	6,610,701		8,960,321
Reinvested	2,084,893		4,960,220
Redeemed	(9,552,030)		(23,382,612)

Total Class Y Shares	(856,436)		(9,462,071)

Total change in shares	105,012		(8,257,895)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

28

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Period Ended June 30, 2014 (e)(f) (Unaudited)	$10.01	0.10	0.14	0.24	–	–	–	$10.25	2.40%		$10,191,591	0.44%	5.93%	0.44%	3.25%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$9.89	0.25	0.19	0.44	(0.11)	(0.11)	–	$10.22	4.51%		$18,612,908	0.70%	4.99%	0.70%	3.25%
Year Ended December 31, 2013 (e)	$8.37	0.21	1.57	1.78	(0.26)	(0.26)	–	$9.89	21.36%		$16,662,095	0.70%	2.27%	0.70%	5.67%
Year Ended December 31, 2012 (e)	$7.25	0.24	1.08	1.32	(0.20)	(0.20)	–	$8.37	18.29%		$12,451,393	0.71%	3.03%	0.72%	8.67%
Year Ended December 31, 2011 (e)	$8.51	0.23	(1.27)	(1.04)	(0.22)	(0.22)	–	$7.25	(12.72%	)	$14,359,606	0.71%	2.79%	0.73%	5.07%
Year Ended December 31, 2010 (e)	$8.11	0.17	0.40	0.57	(0.17)	(0.17)	–	$8.51	7.52%		$17,558,453	0.72%	2.21%	0.74%	2.94%
Year Ended December 31, 2009 (e)	$6.47	0.16	1.67	1.83	(0.19)	(0.19)	–	$8.11	28.58%		$19,971,187	0.77%	2.24%	0.77%	4.25%

Class VIII Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$9.86	0.22	0.22	0.44	(0.11)	(0.11)	–	$10.19	4.48%		$42,401,021	0.85%	4.58%	0.85%	3.25%
Year Ended December 31, 2013 (e)	$8.36	0.19	1.55	1.74	(0.24)	(0.24)	–	$9.86	21.01%		$36,745,163	0.85%	2.09%	0.85%	5.67%
Year Ended December 31, 2012 (e)	$7.24	0.20	1.11	1.31	(0.19)	(0.19)	–	$8.36	18.21%		$23,542,464	0.86%	2.62%	0.87%	8.67%
Year Ended December 31, 2011 (e)	$8.50	0.21	(1.26)	(1.05)	(0.21)	(0.21)	–	$7.24	(12.85%	)	$24,478,621	0.86%	2.57%	0.88%	5.07%
Year Ended December 31, 2010 (e)	$8.10	0.16	0.40	0.56	(0.16)	(0.16)	–	$8.50	7.40%		$19,042,860	0.87%	2.08%	0.89%	2.94%
Year Ended December 31, 2009 (e)	$6.46	0.16	1.66	1.82	(0.18)	(0.18)	–	$8.10	28.61%		$14,978,079	0.82%	2.22%	0.82%	4.25%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$9.91	0.25	0.21	0.46	(0.12)	(0.12)	–	$10.25	4.73%		$1,698,215,233	0.30%	5.07%	0.30%	3.25%
Year Ended December 31, 2013 (e)	$8.39	0.25	1.56	1.81	(0.29)	(0.29)	–	$9.91	21.72%		$1,650,757,852	0.30%	2.73%	0.30%	5.67%
Year Ended December 31, 2012 (e)	$7.26	0.25	1.12	1.37	(0.24)	(0.24)	–	$8.39	18.89%		$1,476,483,428	0.31%	3.26%	0.32%	8.67%
Year Ended December 31, 2011 (e)	$8.53	0.25	(1.27)	(1.02)	(0.25)	(0.25)	–	$7.26	(12.44%	)	$1,343,291,702	0.31%	3.10%	0.34%	5.07%
Year Ended December 31, 2010 (e)	$8.12	0.20	0.41	0.61	(0.20)	(0.20)	–	$8.53	8.07%		$1,211,042,594	0.32%	2.56%	0.34%	2.94%
Year Ended December 31, 2009 (e)	$6.48	0.19	1.67	1.86	(0.22)	(0.22)	–	$8.12	29.07%		$1,000,971,023	0.37%	2.76%	0.37%	4.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

29

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT International Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if

30

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

31

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,812,060	$—	$18,812,060
Air Freight & Logistics	—	7,471,606	—	7,471,606
Airlines	189,720	3,773,642	—	3,963,362
Auto Components	—	20,177,205	—	20,177,205
Automobiles	—	61,055,647	—	61,055,647
Banks	—	231,747,185	—	231,747,185
Beverages	577,509	41,703,690	—	42,281,199
Biotechnology	—	6,531,573	—	6,531,573
Building Products	—	11,022,041	—	11,022,041
Capital Markets	—	34,473,362	—	34,473,362
Chemicals	—	59,586,610	—	59,586,610
Commercial Services & Supplies	—	9,532,580	—	9,532,580
Communications Equipment	—	5,999,591	—	5,999,591
Construction & Engineering	—	13,751,273	—	13,751,273
Construction Materials	—	11,464,031	—	11,464,031
Consumer Finance	—	1,033,574	—	1,033,574
Containers & Packaging	—	2,632,340	—	2,632,340
Distributors	—	462,019	—	462,019
Diversified Consumer Services	—	364,351	—	364,351
Diversified Financial Services	—	24,500,056	—	24,500,056
Diversified Telecommunication Services	—	56,079,596	—	56,079,596
Electric Utilities	—	28,934,476	—	28,934,476
Electrical Equipment	—	24,924,197	—	24,924,197
Electronic Equipment, Instruments & Components	—	21,221,300	—	21,221,300
Energy Equipment & Services	—	11,014,374	—	11,014,374
Food & Staples Retailing	—	33,772,096	—	33,772,096
Food Products	—	67,761,188	—	67,761,188
Gas Utilities	—	9,286,425	—	9,286,425
Health Care Equipment & Supplies	—	11,673,199	—	11,673,199
Health Care Providers & Services	—	7,723,286	—	7,723,286
Health Care Technology	—	398,029	—	398,029
Hotels, Restaurants & Leisure	—	22,169,504	—	22,169,504
Household Durables	—	12,268,683	—	12,268,683
Household Products	—	11,560,816	—	11,560,816
Independent Power and Renewable Electricity Producers	—	1,072,276	—	1,072,276
Industrial Conglomerates	—	26,911,765	—	26,911,765
Information Technology Services	—	8,154,151	—	8,154,151
Insurance	—	90,037,877	—	90,037,877
Internet & Catalog Retail	—	1,661,666	—	1,661,666
Internet Software & Services	—	2,100,329	—	2,100,329
Leisure Products	—	2,695,086	—	2,695,086
Life Sciences Tools & Services	—	1,469,688	—	1,469,688
Machinery	—	43,338,056	—	43,338,056
Marine	—	4,922,951	—	4,922,951
Media	—	26,612,943	—	26,612,943
Metals & Mining	—	64,308,689	—	64,308,689
Multiline Retail	—	5,960,459	—	5,960,459
Multi-Utilities	—	26,024,688	—	26,024,688
Oil, Gas & Consumable Fuels	—	116,100,603	—	116,100,603

32

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Paper & Forest Products	$—	$2,247,314	$—	$2,247,314
Personal Products	—	9,940,989	—	9,940,989
Pharmaceuticals	—	156,379,026	—	156,379,026
Professional Services	—	10,909,304	—	10,909,304
Real Estate Investment Trusts (REITs)	—	27,116,736	—	27,116,736
Real Estate Management & Development	—	32,676,893	—	32,676,893
Road & Rail	—	17,439,512	—	17,439,512
Semiconductors & Semiconductor Equipment	—	12,295,451	—	12,295,451
Software	—	15,571,020	—	15,571,020
Specialty Retail	—	16,193,601	—	16,193,601
Technology Hardware, Storage & Peripherals	—	12,272,032	—	12,272,032
Textiles, Apparel & Luxury Goods	—	29,402,562	—	29,402,562
Tobacco	—	25,824,547	—	25,824,547
Trading Companies & Distributors	—	20,449,441	—	20,449,441
Transportation Infrastructure	62,040	7,897,826	—	7,959,866
Water Utilities	—	2,300,446	—	2,300,446
Wireless Telecommunication Services	—	29,728,955	—	29,728,955
Total Common Stocks	$829,269	$1,734,898,487	$—	$1,735,727,756
Mutual Fund	1,644,606	—	—	1,644,606
Preferred Stocks	—	11,222,909	—	11,222,909
Repurchase Agreements	—	51,793,708	—	51,793,708
Rights	—	88,204	—	88,204
Total Assets	$2,473,875	$1,798,003,308	$—	$1,800,477,183

Liabilities:
Futures Contracts	(76,324)	—	—	(76,324)
Total Liabilities	$(76,324)	$—	$—	$(76,324)
Total	$2,397,551	$1,798,003,308	$—	$1,800,400,859

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2014, the Fund held 3 common stock investments that were categorized as Level 3 investments which were valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/13	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	(598,393)	(598,393)
Change in Unrealized Appreciation/(Depreciation)	598,393	598,393
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/14	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

33

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

34

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(76,324)
Total		$(76,324)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,210,349
Total	$1,210,349

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(877,453)
Total	$(877,453)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(d)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower

35

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

36

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$15,000,000	$—	$15,000,000	$(15,000,000)	$—
Credit Suisse (USA) LLC	16,793,708	—	16,793,708	(16,793,708)	—
Goldman Sachs & Co.	20,000,000	—	20,000,000	(20,000,000)	—
Total	$51,793,708	$—	$51,793,708	$(51,793,708)	$—

Amounts designated as — are zero or have been rounded to zero.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

37

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.245%
$1.5 billion up to $3 billion	0.205%
$3 billion and more	0.195%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.24%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.34% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the

38

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $250,358 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,743.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares, and 0.40% of Class VIII shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (vi) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class VI, and Class VIII shares of the Fund.

For the six months ended June 30, 2014, NFS earned $47,705 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class II and Class VIII shares, respectively. For the period from May 1, 2014 (commencement of operations)

39

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

through June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class I shares. For the period from January 1, 2014 through April 25, 2014 the effective rate for administrative services fees that NFS earned was 0.15% for Class VI shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013 the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,990 and $6,072, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $72,988,140 and sales of $55,143,689 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

40

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds” custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10. Recaptured	Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $0 of brokerage commissions.

11. Federal	Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,430,522,088	$432,632,872	$(62,677,777)	$369,955,095

12. Subsequent	Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

41

Supplemental Information

June 30, 2014 (Unaudited)

NVIT International Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s gross performance (over multiple periods ended August 31, 2013), including securities lending income, compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

42

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares outperformed the Fund’s benchmark (on a gross performance basis) by 56 basis points for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which

43

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by the Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

44

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

45

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

46

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

47

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

48

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

49

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

50

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

51

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

52

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

53

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

54

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

55

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund

SAR-MCX 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Mid Cap Index Fund

Asset Allocation†

Common Stocks	97.8%
Repurchase Agreements	4.5%
Mutual Fund	1.4%
Liabilities in excess of other assets	(3.7)%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	8.5%
Machinery	5.2%
Banks	4.6%
Insurance	4.5%
Software	4.0%
Specialty Retail	3.8%
Chemicals	3.1%
Health Care Providers & Services	3.0%
Electronic Equipment, Instruments & Components	2.9%
Health Care Equipment & Supplies	2.8%
Other Industries*	57.6%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund —Institutional Class	1.3%
Equinix, Inc.	0.6%
SL Green Realty Corp.	0.6%
United Rentals, Inc.	0.6%
Henry Schein, Inc.	0.6%
Advance Auto Parts, Inc.	0.6%
Realty Income Corp.	0.6%
Endo International PLC	0.6%
Hanesbrands, Inc.	0.6%
Trimble Navigation Ltd.	0.6%
Other Holdings*	93.3%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Mid Cap Index Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,073.30	2.06	0.40
	Hypothetical	(a)(b)	1,000.00	1,022.81	2.01	0.40
Class II Shares	Actual	(a)	1,000.00	1,071.60	3.13	0.61
	Hypothetical	(a)(b)	1,000.00	1,021.77	3.06	0.61
Class Y Shares	Actual	(a)	1,000.00	1,073.70	1.29	0.25
	Hypothetical	(a)(b)	1,000.00	1,023.55	1.25	0.25

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.8%

	Shares	Market Value

Aerospace & Defense 1.7%
Alliant Techsystems, Inc.	27,203	$3,643,026
B/E Aerospace, Inc.*	84,477	7,813,278
Esterline Technologies Corp.*	27,299	3,142,661
Exelis, Inc.	161,868	2,748,518
Huntington Ingalls Industries, Inc.	41,932	3,966,348
Triumph Group, Inc.	44,527	3,108,875

		24,422,706

Airlines 0.5%
Alaska Air Group, Inc.	58,677	5,577,249
JetBlue Airways Corp.*	195,150	2,117,377

		7,694,626

Auto Components 0.3%
Gentex Corp.	124,590	3,624,323

Automobiles 0.2%
Thor Industries, Inc.	38,242	2,174,823

Banks 4.8%
Associated Banc-Corp.	136,138	2,461,375
BancorpSouth, Inc.	72,167	1,773,143
Bank of Hawaii Corp.	37,951	2,227,344
Cathay General Bancorp	63,268	1,617,130
City National Corp.	40,830	3,093,281
Commerce Bancshares, Inc.	69,078	3,212,127
Cullen/Frost Bankers, Inc.	45,250	3,593,755
East West Bancorp, Inc.	122,437	4,284,071
First Horizon National Corp.	202,025	2,396,017
First Niagara Financial Group, Inc.	302,233	2,641,516
FirstMerit Corp.	141,196	2,788,621
Fulton Financial Corp.	161,337	1,998,965
Hancock Holding Co.	70,264	2,481,724
International Bancshares Corp.	48,683	1,314,441
PacWest Bancorp	81,399	3,513,995
Prosperity Bancshares, Inc.	51,208	3,205,621
Signature Bank*	42,689	5,386,498
SVB Financial Group*	42,553	4,962,531
Synovus Financial Corp.	118,675	2,893,297
TCF Financial Corp.	142,287	2,329,238
Trustmark Corp.	57,654	1,423,477
Umpqua Holdings Corp.	146,343	2,622,467
Valley National Bancorp (a)	171,195	1,696,542
Webster Financial Corp.	77,166	2,433,816
Westamerica Bancorporation (a)	22,505	1,176,561

		67,527,553

Biotechnology 0.5%
Cubist Pharmaceuticals, Inc.*	64,301	4,489,496
United Therapeutics Corp.*	37,680	3,334,303

		7,823,799

Common Stocks (continued)

	Shares	Market Value

Building Products 0.9%
A.O. Smith Corp.	64,981	$3,221,758
Fortune Brands Home & Security, Inc.	141,784	5,661,435
Lennox International, Inc.	38,608	3,458,119

		12,341,312

Capital Markets 1.5%
Eaton Vance Corp.	103,071	3,895,053
Federated Investors, Inc., Class B (a)	80,775	2,497,563
Janus Capital Group, Inc. (a)	128,194	1,599,861
Raymond James Financial, Inc.	106,003	5,377,532
SEI Investments Co.	121,313	3,975,427
Waddell & Reed Financial, Inc., Class A	72,773	4,554,862

		21,900,298

Chemicals 3.2%
Albemarle Corp.	67,922	4,856,423
Ashland, Inc.	61,885	6,729,375
Cabot Corp.	51,210	2,969,668
Cytec Industries, Inc.	30,618	3,227,750
Minerals Technologies, Inc.	29,447	1,931,134
NewMarket Corp.	9,448	3,704,655
Olin Corp.	67,456	1,815,916
PolyOne Corp.	80,363	3,386,497
Rayonier Advanced Materials, Inc.*	35,994	1,394,779
RPM International, Inc.	113,774	5,254,083
Scotts Miracle-Gro Co. (The), Class A	37,149	2,112,292
Sensient Technologies Corp.	42,228	2,352,944
Valspar Corp. (The)	66,308	5,052,007

		44,787,523

Commercial Services & Supplies 1.8%
Civeo Corp.*	90,597	2,267,643
Clean Harbors, Inc.*	47,219	3,033,821
Copart, Inc.*	95,790	3,444,608
Deluxe Corp.	42,735	2,503,416
Herman Miller, Inc.	50,589	1,529,811
HNI Corp.	38,515	1,506,322
MSA Safety, Inc.	27,110	1,558,283
Rollins, Inc.	54,940	1,648,200
RR Donnelley & Sons Co.	170,439	2,890,645
Waste Connections, Inc.	105,836	5,138,338

		25,521,087

Communications Equipment 1.2%
ADTRAN, Inc.	48,270	1,088,971
ARRIS Group, Inc.*	101,870	3,313,831
Ciena Corp.*	89,724	1,943,422
InterDigital, Inc.	34,580	1,652,924
JDS Uniphase Corp.*	200,423	2,499,275
Plantronics, Inc.	36,327	1,745,512
Polycom, Inc.*	117,978	1,478,264
Riverbed Technology, Inc.*	137,088	2,828,126

		16,550,325

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering 0.7%
AECOM Technology Corp.*	84,750	$2,728,950
Granite Construction, Inc.	31,057	1,117,431
KBR, Inc.	125,670	2,997,229
URS Corp.	58,881	2,699,694

		9,543,304

Construction Materials 0.6%
Eagle Materials, Inc.	42,734	4,028,962
Martin Marietta Materials, Inc. (a)	39,484	5,213,862

		9,242,824

Consumer Finance 0.2%
SLM Corp.	360,964	2,999,611

Containers & Packaging 1.6%
AptarGroup, Inc.	55,914	3,746,797
Greif, Inc., Class A	26,085	1,423,198
Packaging Corp. of America	83,950	6,001,585
Rock-Tenn Co., Class A	61,283	6,470,872
Silgan Holdings, Inc.	37,448	1,903,107
Sonoco Products Co.	87,150	3,828,500

		23,374,059

Distributors 0.5%
LKQ Corp.*	257,742	6,879,134

Diversified Consumer Services 0.8%
Apollo Education Group, Inc., Class A*	84,678	2,646,187
DeVry Education Group, Inc.	48,799	2,066,150
Service Corp. International	182,332	3,777,919
Sotheby’s	58,802	2,469,096

		10,959,352

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	73,410	3,612,506
MSCI, Inc.*	99,650	4,568,953

		8,181,459

Diversified Telecommunication Services 0.3%
tw telecom, Inc.*	117,760	4,746,906

Electric Utilities 1.7%
Cleco Corp.	51,531	3,037,752
Great Plains Energy, Inc.	131,306	3,528,192
Hawaiian Electric Industries, Inc. (a)	86,656	2,194,130
IDACORP, Inc.	42,956	2,484,146
OGE Energy Corp.	170,035	6,644,968
PNM Resources, Inc.	68,052	1,995,965
Westar Energy, Inc.	110,062	4,203,268

		24,088,421

Electrical Equipment 1.0%
Acuity Brands, Inc.	36,895	5,100,734
Hubbell, Inc., Class B	45,981	5,662,560

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Regal-Beloit Corp.	38,535	$3,027,309

		13,790,603

Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc.*	85,068	5,138,958
Avnet, Inc.	118,174	5,236,290
Belden, Inc.	37,506	2,931,469
FEI Co.	36,083	3,273,811
Ingram Micro, Inc., Class A*	132,526	3,871,084
Itron, Inc.*	33,582	1,361,750
Knowles Corp.*	72,611	2,232,062
National Instruments Corp.	84,011	2,721,116
Tech Data Corp.*	32,654	2,041,528
Trimble Navigation Ltd.*	222,749	8,230,576
Vishay Intertechnology, Inc.	115,919	1,795,585
Zebra Technologies Corp., Class A*	43,112	3,548,980

		42,383,209

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	49,405	2,592,774
CARBO Ceramics, Inc. (a)	16,966	2,614,800
Dresser-Rand Group, Inc.*	65,301	4,161,633
Dril-Quip, Inc.*	34,738	3,794,779
Helix Energy Solutions Group, Inc.*	83,792	2,204,568
Oceaneering International, Inc.	92,192	7,202,961
Oil States International, Inc.*	45,299	2,903,213
Patterson-UTI Energy, Inc.	123,381	4,310,932
Superior Energy Services, Inc.	133,703	4,832,026
Tidewater, Inc.	42,308	2,375,594
Unit Corp.*	37,677	2,593,308

		39,586,588

Food & Staples Retailing 0.3%
SUPERVALU, Inc.*	168,883	1,388,218
United Natural Foods, Inc.*	42,376	2,758,678

		4,146,896

Food Products 2.0%
Dean Foods Co.	79,804	1,403,752
Flowers Foods, Inc.	150,085	3,163,792
Hain Celestial Group, Inc. (The)*	42,793	3,797,451
Hillshire Brands Co. (The)	104,754	6,526,174
Ingredion, Inc.	63,685	4,778,922
Lancaster Colony Corp.	16,576	1,577,372
Post Holdings, Inc.*	37,536	1,910,958
Tootsie Roll Industries, Inc. (a)	17,624	518,851
WhiteWave Foods Co. (The)*	148,470	4,805,974

		28,483,246

Gas Utilities 1.6%
Atmos Energy Corp.	85,546	4,568,157
National Fuel Gas Co.	71,731	5,616,537

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities (continued)
ONE Gas, Inc.	44,395	$1,675,911
Questar Corp.	149,554	3,708,939
UGI Corp.	98,263	4,962,282
WGL Holdings, Inc.	44,323	1,910,321

		22,442,147

Health Care Equipment & Supplies 2.9%
Align Technology, Inc.*	61,343	3,437,662
Cooper Cos., Inc. (The)	40,933	5,547,649
Hill-Rom Holdings, Inc.	48,835	2,027,141
Hologic, Inc.*	235,936	5,980,978
IDEXX Laboratories, Inc.*	43,804	5,850,900
ResMed, Inc. (a)	119,814	6,066,183
Sirona Dental Systems, Inc.*	47,261	3,897,142
STERIS Corp.	50,456	2,698,387
Teleflex, Inc.	35,323	3,730,109
Thoratec Corp.*	48,578	1,693,429

		40,929,580

Health Care Providers & Services 3.1%
Community Health Systems, Inc.*	98,418	4,465,225
Health Net, Inc.*	68,487	2,844,950
Henry Schein, Inc.*	72,887	8,649,500
LifePoint Hospitals, Inc.*	37,982	2,358,682
MEDNAX, Inc.*	84,856	4,934,376
Omnicare, Inc.	84,548	5,628,360
Owens & Minor, Inc.	53,914	1,831,998
Universal Health Services, Inc., Class B	76,756	7,350,155
VCA, Inc.*	75,403	2,645,891
WellCare Health Plans, Inc.*	37,300	2,784,818

		43,493,955

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	136,408	2,189,348
HMS Holdings Corp.*	74,868	1,528,056

		3,717,404

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	33,539	2,204,183
Brinker International, Inc.	55,455	2,697,886
Cheesecake Factory, Inc. (The)	39,230	1,821,057
Domino’s Pizza, Inc.	47,490	3,471,044
International Game Technology	210,890	3,355,260
International Speedway Corp., Class A	23,785	791,565
Life Time Fitness, Inc.*	32,103	1,564,700
Panera Bread Co., Class A*	22,279	3,338,062
Wendy’s Co. (The)	225,532	1,923,788

		21,167,545

Household Durables 1.7%
Jarden Corp.*	102,444	6,080,051
KB Home (a)	76,830	1,435,184

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
M.D.C. Holdings, Inc. (a)	33,436	$1,012,777
NVR, Inc.*	3,473	3,996,034
Tempur Sealy International, Inc.*	51,916	3,099,385
Toll Brothers, Inc.*	136,614	5,041,057
Tupperware Brands Corp.	43,081	3,605,880

		24,270,368

Household Products 1.0%
Church & Dwight Co., Inc.	116,041	8,117,068
Energizer Holdings, Inc.	52,654	6,425,368

		14,542,436

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	54,721	4,739,933

Information Technology Services 2.7%
Acxiom Corp.*	65,719	1,425,445
Broadridge Financial Solutions, Inc.	103,037	4,290,461
Convergys Corp.	86,654	1,857,862
CoreLogic, Inc.*	78,424	2,380,953
DST Systems, Inc.	29,827	2,749,155
Gartner, Inc.*	77,034	5,432,438
Global Payments, Inc.	61,283	4,464,466
Jack Henry & Associates, Inc.	72,191	4,290,311
Leidos Holdings, Inc.	54,263	2,080,443
NeuStar, Inc., Class A* (a)	51,428	1,338,157
Science Applications International Corp.	34,825	1,537,872
VeriFone Systems, Inc.*	95,398	3,505,876
WEX, Inc.*	33,085	3,472,932

		38,826,371

Insurance 4.6%
Alleghany Corp.*	14,057	6,158,653
American Financial Group, Inc.	61,151	3,642,153
Arthur J. Gallagher & Co.	134,136	6,250,738
Aspen Insurance Holdings Ltd.	55,871	2,537,661
Brown & Brown, Inc.	101,456	3,115,714
Everest Re Group Ltd.	39,366	6,317,849
First American Financial Corp.	91,229	2,535,254
Hanover Insurance Group, Inc. (The)	37,623	2,375,892
HCC Insurance Holdings, Inc.	85,302	4,174,680
Kemper Corp.	43,519	1,604,110
Mercury General Corp.	30,919	1,454,430
Old Republic International Corp.	206,903	3,422,176
Primerica, Inc.	46,459	2,223,063
Protective Life Corp.	67,325	4,667,642
Reinsurance Group of America, Inc.	58,979	4,653,443
RenaissanceRe Holdings Ltd.	34,621	3,704,447
StanCorp Financial Group, Inc.	37,348	2,390,272
W.R. Berkley Corp.	88,290	4,088,710

		65,316,887

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail 0.1%
HSN, Inc.	28,630	$1,696,041

Internet Software & Services 1.2%
AOL, Inc.*	68,260	2,716,065
Conversant, Inc.*	53,753	1,365,326
Equinix, Inc.*	42,541	8,937,439
Rackspace Hosting, Inc.*	99,476	3,348,362

		16,367,192

Leisure Products 0.8%
Brunswick Corp.	79,176	3,335,685
Polaris Industries, Inc.	56,259	7,327,172

		10,662,857

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	17,227	2,062,244
Charles River Laboratories International, Inc.*	41,302	2,210,483
Covance, Inc.*	49,025	4,195,560
Mettler-Toledo International, Inc.*	24,948	6,316,335
Techne Corp.	28,432	2,631,950

		17,416,572

Machinery 5.4%
AGCO Corp.	74,586	4,193,225
CLARCOR, Inc.	43,052	2,662,766
Crane Co.	42,205	3,138,364
Donaldson Co., Inc.	112,289	4,752,071
Graco, Inc.	51,754	4,040,952
Harsco Corp.	68,950	1,836,139
IDEX Corp.	68,832	5,557,496
ITT Corp.	78,301	3,766,278
Kennametal, Inc.	67,086	3,104,740
Lincoln Electric Holdings, Inc.	68,667	4,798,450
Nordson Corp.	51,095	4,097,308
Oshkosh Corp.	72,527	4,027,424
SPX Corp.	37,409	4,048,028
Terex Corp. (b)	94,173	3,870,510
Timken Co. (The)	65,443	4,439,653
Trinity Industries, Inc.	132,050	5,773,226
Valmont Industries, Inc. (a)	22,955	3,488,012
Wabtec Corp.	82,353	6,801,534
Woodward, Inc.	50,382	2,528,169

		76,924,345

Marine 0.4%
Kirby Corp.*	48,657	5,699,681

Media 1.5%
AMC Networks, Inc., Class A*	50,434	3,101,187
Cinemark Holdings, Inc.	88,909	3,143,822
DreamWorks Animation SKG, Inc., Class A* (a)	61,457	1,429,490

Common Stocks (continued)

	Shares	Market Value

Media (continued)
John Wiley & Sons, Inc., Class A	39,988	$2,422,873
Lamar Advertising Co., Class A	56,056	2,970,968
Live Nation Entertainment, Inc.*	121,510	3,000,082
Meredith Corp.	31,608	1,528,563
New York Times Co. (The), Class A	107,791	1,639,501
Time, Inc.*	95,284	2,307,778

		21,544,264

Metals & Mining 1.7%
Carpenter Technology Corp.	45,336	2,867,502
Cliffs Natural Resources, Inc. (a)	130,809	1,968,675
Commercial Metals Co.	100,547	1,740,469
Compass Minerals International, Inc.	28,635	2,741,515
Reliance Steel & Aluminum Co.	66,357	4,891,174
Royal Gold, Inc.	55,485	4,223,518
Steel Dynamics, Inc.	190,737	3,423,729
Worthington Industries, Inc.	44,438	1,912,612

		23,769,194

Multiline Retail 0.3%
Big Lots, Inc.*	47,361	2,164,398
J.C. Penney Co., Inc.* (a)	259,578	2,349,181

		4,513,579

Multi-Utilities 1.2%
Alliant Energy Corp.	94,724	5,764,903
Black Hills Corp.	38,110	2,339,573
MDU Resources Group, Inc.	163,603	5,742,465
Vectren Corp.	70,417	2,992,722

		16,839,663

Oil, Gas & Consumable Fuels 2.4%
Bill Barrett Corp.* (a)	42,444	1,136,650
Energen Corp.	62,146	5,523,537
Gulfport Energy Corp.*	72,943	4,580,820
HollyFrontier Corp.	169,642	7,411,659
Rosetta Resources, Inc.*	52,460	2,877,431
SM Energy Co.	57,259	4,815,482
World Fuel Services Corp.	61,462	3,025,774
WPX Energy, Inc.*	172,611	4,127,129

		33,498,482

Paper & Forest Products 0.3%
Domtar Corp.	55,426	2,375,004
Louisiana-Pacific Corp.*	120,373	1,808,003

		4,183,007

Pharmaceuticals 1.3%
Endo International PLC*	119,609	8,375,022
Mallinckrodt PLC* (a)	49,933	3,995,639
Salix Pharmaceuticals Ltd.*	54,142	6,678,416

		19,049,077

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services 1.0%
Corporate Executive Board Co. (The)	28,863	$1,969,034
FTI Consulting, Inc.*	34,889	1,319,502
Manpowergroup, Inc.	67,987	5,768,697
Towers Watson & Co., Class A	54,620	5,693,042

		14,750,275

Real Estate Investment Trusts (REITs) 8.8%
Alexandria Real Estate Equities, Inc.	61,179	4,749,938
American Campus Communities, Inc.	89,579	3,425,501
BioMed Realty Trust, Inc.	164,378	3,588,372
Camden Property Trust	73,062	5,198,361
Corporate Office Properties Trust	74,811	2,080,494
Corrections Corp. of America	99,365	3,264,140
Duke Realty Corp.	281,338	5,109,098
Equity One, Inc.	54,174	1,277,965
Extra Space Storage, Inc.	94,048	5,008,056
Federal Realty Investment Trust	57,440	6,945,645
Highwoods Properties, Inc.	76,954	3,228,220
Home Properties, Inc.	48,784	3,120,225
Hospitality Properties Trust	127,850	3,886,640
Kilroy Realty Corp.	70,204	4,372,305
LaSalle Hotel Properties	89,512	3,158,878
Liberty Property Trust	126,112	4,783,428
Mack-Cali Realty Corp.	75,723	1,626,530
Mid-America Apartment Communities, Inc.	64,048	4,678,706
National Retail Properties, Inc.	105,189	3,911,979
Omega Healthcare Investors, Inc.	107,623	3,966,984
Potlatch Corp.	34,669	1,435,297
Rayonier, Inc.	107,984	3,838,831
Realty Income Corp.	189,076	8,398,756
Regency Centers Corp.	78,847	4,390,201
Senior Housing Properties Trust	173,940	4,225,003
SL Green Realty Corp.	80,988	8,860,897
Taubman Centers, Inc.	54,014	4,094,801
UDR, Inc.	214,685	6,146,431
Washington Prime Group, Inc.*	132,617	2,485,243
Weingarten Realty Investors	95,970	3,151,655

		124,408,580

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	36,622	1,517,982
Jones Lang LaSalle, Inc.	38,053	4,809,519

		6,327,501

Road & Rail 1.4%
Con-way, Inc.	48,720	2,455,975
Genesee & Wyoming, Inc., Class A*	43,554	4,573,170
J.B. Hunt Transport Services, Inc.	78,096	5,761,923
Landstar System, Inc.	38,380	2,456,320
Old Dominion Freight Line, Inc.*	59,596	3,795,073
Werner Enterprises, Inc.	38,839	1,029,622

		20,072,083

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.* (a)	553,112	$2,317,539
Atmel Corp.*	359,408	3,367,653
Cree, Inc.*	104,118	5,200,694
Cypress Semiconductor Corp.* (a)	123,921	1,351,978
Fairchild Semiconductor International, Inc.*	106,685	1,664,286
Integrated Device Technology, Inc.*	115,929	1,792,262
International Rectifier Corp.*	60,895	1,698,971
Intersil Corp., Class A	109,969	1,644,037
RF Micro Devices, Inc.*	244,348	2,343,297
Semtech Corp.*	57,440	1,502,056
Silicon Laboratories, Inc.*	34,139	1,681,346
Skyworks Solutions, Inc.	161,881	7,601,932
SunEdison, Inc.*	210,139	4,749,141
Teradyne, Inc. (a)	165,871	3,251,072

		40,166,264

Software 4.2%
ACI Worldwide, Inc.*	32,379	1,807,719
Advent Software, Inc.	34,725	1,130,993
ANSYS, Inc.*	79,121	5,998,954
Cadence Design Systems, Inc.*	247,206	4,323,633
CommVault Systems, Inc.*	37,870	1,862,068
Compuware Corp.	187,594	1,874,064
Concur Technologies, Inc.*	40,799	3,808,179
FactSet Research Systems, Inc. (a)	33,619	4,043,693
Fair Isaac Corp.	29,260	1,865,618
Fortinet, Inc.*	116,966	2,939,356
Informatica Corp.*	93,750	3,342,187
Mentor Graphics Corp.	82,669	1,783,170
MICROS Systems, Inc.*	63,881	4,337,520
PTC, Inc.*	101,286	3,929,897
Rovi Corp.*	80,878	1,937,837
SolarWinds, Inc.*	56,010	2,165,347
Solera Holdings, Inc.	58,772	3,946,540
Synopsys, Inc.*	132,122	5,128,976
TIBCO Software, Inc.*	130,620	2,634,605

		58,860,356

Specialty Retail 3.9%
Aaron’s, Inc.	61,681	2,198,311
Abercrombie & Fitch Co., Class A (a)	62,140	2,687,555
Advance Auto Parts, Inc.	62,292	8,404,437
American Eagle Outfitters, Inc. (a)	146,098	1,639,220
Ann, Inc.*	39,989	1,645,147
Ascena Retail Group, Inc.*	110,441	1,888,541
Cabela’s, Inc.* (a)	40,027	2,497,685
Chico’s FAS, Inc.	130,834	2,218,945
CST Brands, Inc.	64,575	2,227,837
Dick’s Sporting Goods, Inc.	84,817	3,949,079
Foot Locker, Inc.	124,499	6,314,589
Guess?, Inc.	50,962	1,375,974
Murphy USA, Inc.*	37,942	1,854,984

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Office Depot, Inc.*	415,534	$2,364,388
Rent-A-Center, Inc.	45,151	1,294,931
Signet Jewelers Ltd.	68,481	7,573,314
Williams-Sonoma, Inc.	74,724	5,363,689

		55,498,626

Technology Hardware, Storage & Peripherals 1.1%
3D Systems Corp.* (a)	87,287	5,219,763
Diebold, Inc.	55,160	2,215,777
Lexmark International, Inc., Class A	53,169	2,560,619
NCR Corp.*	143,363	5,030,608

		15,026,767

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	45,848	3,160,303
Deckers Outdoor Corp.*	29,567	2,552,519
Hanesbrands, Inc.	85,024	8,369,762
Kate Spade & Co.*	108,055	4,121,218

		18,203,802

Thrifts & Mortgage Finance 0.6%
Astoria Financial Corp.	72,173	970,727
New York Community Bancorp, Inc. (a)	377,963	6,039,849
Washington Federal, Inc.	86,513	1,940,486

		8,951,062

Tobacco 0.1%
Universal Corp.	19,785	1,095,100

Trading Companies & Distributors 1.5%
GATX Corp.	39,314	2,631,679
MSC Industrial Direct Co., Inc., Class A	40,444	3,868,064
NOW, Inc.*	91,612	3,317,271
United Rentals, Inc.*	83,051	8,697,931
Watsco, Inc.	23,291	2,393,383

		20,908,328

Water Utilities 0.3%
Aqua America, Inc.	151,188	3,964,149

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	84,534	2,207,183

Total Common Stocks (cost $915,684,810)		1,384,824,643

Mutual Fund 1.4%

	Shares	Market Value

Money Market Fund 1.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (c)	19,516,533	$19,516,533

Total Mutual Fund (cost $19,516,533)		19,516,533

Repurchase Agreements 4.5%

	Principal Amount

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $10,000,028, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $10,200,247. (d)	$10,000,000	10,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $34,418,091, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $35,106,466. (d)	34,418,015	34,418,015
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $20,000,056, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $20,400,002. (d)	20,000,000	20,000,000

Total Repurchase Agreements (cost $64,418,015)		64,418,015

Total Investments (cost $999,619,358) (e) — 103.7%		1,468,759,191

Liabilities in excess of other assets — (3.7%)		(52,916,015)

NET ASSETS — 100.0%		$1,415,843,176

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $64,081,310, which was collateralized by repurchase agreements with a value of $64,418,015 and $1,095,258 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.13%, and maturity dates ranging from 08/31/14 - 08/15/42, a total value of $65,513,273.

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of June 30, 2014.

(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $64,418,015.
(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
234	S&P MID 400 E-Mini	09/19/14	$33,445,620	$343,336

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund
Assets:
Investments, at value *(cost $935,201,343)	$1,404,341,176
Repurchase agreements, at value (cost $64,418,015)	64,418,015

Total Investments, at value (total cost $999,619,358)	1,468,759,191

Dividends receivable	1,102,975
Security lending income receivable	73,895
Receivable for investments sold	19,376,227
Receivable for capital shares issued	558,155
Receivable for variation margin on futures contracts	95,974
Prepaid expenses	8,072

Total Assets	1,489,974,489

Liabilities:
Payable for investments purchased	6,090,665
Payable for capital shares redeemed	3,261,018
Payable upon return of securities loaned (Note 2)	64,418,015
Accrued expenses and other payables:
Investment advisory fees	235,634
Fund administration fees	34,489
Distribution fees	3,725
Administrative servicing fees	47,724
Accounting and transfer agent fees	40
Trustee fees	576
Custodian fees	7,737
Compliance program costs (Note 3)	1,091
Professional fees	15,880
Printing fees	13,544
Other	1,175

Total Liabilities	74,131,313

Net Assets	$1,415,843,176

Represented by:
Capital	$836,379,700
Accumulated undistributed net investment income	9,315,867
Accumulated net realized gains from investments and futures transactions	100,664,440
Net unrealized appreciation/(depreciation) from investments	469,139,833
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	343,336

Net Assets	$1,415,843,176

*	Includes value of securities on loan of $64,081,310 (Note 2)

13

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund
Net Assets:
Class I Shares	$396,839,561
Class II Shares	18,617,104
Class Y Shares	1,000,386,511

Total	$1,415,843,176

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	15,143,211
Class II Shares	714,938
Class Y Shares	38,143,162

Total	54,001,311

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$26.21
Class II Shares	$26.04
Class Y Shares	$26.23

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund
INVESTMENT INCOME:
Dividend income	$9,764,772
Income from securities lending (Note 2)	352,750

Total Income	10,117,522

EXPENSES:
Investment advisory fees	1,386,605
Fund administration fees	204,055
Distribution fees Class II Shares	21,924
Administrative servicing fees Class I Shares	284,289
Administrative servicing fees Class II Shares	9,646
Professional fees	38,294
Printing fees	12,614
Trustee fees	21,081
Custodian fees	24,571
Accounting and transfer agent fees	1,043
Compliance program costs (Note 3)	2,175
Other	21,093

Total expenses before earnings credit	2,027,390

Earnings credit (Note 4)	(390)

Net Expenses	2,027,000

NET INVESTMENT INCOME	8,090,522

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	50,132,427
Net realized gains from futures transactions (Note 2)	1,565,837

Net realized gains from investments and futures transactions	51,698,264

Net change in unrealized appreciation/(depreciation) from investments	38,036,559
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	47,049

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	38,083,608

Net realized/unrealized gains from investments and futures transactions	89,781,872

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$97,872,394

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$8,090,522	$13,934,379
Net realized gains from investments and futures transactions	51,698,264	72,846,811
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	38,083,608	268,105,093

Change in net assets resulting from operations	97,872,394	354,886,283

Distributions to Shareholders From:
Net investment income:
Class I	–	(3,904,346)
Class II	–	(149,796)
Class Y	–	(11,092,158)
Net realized gains:
Class I	–	(8,895,140)
Class II	–	(408,467)
Class Y	–	(22,380,669)

Change in net assets from shareholder distributions	–	(46,830,576)

Change in net assets from capital transactions	(42,484,053)	(81,269,241)

Change in net assets	55,388,341	226,786,466

Net Assets:
Beginning of period	1,360,454,835	1,133,668,369

End of period	$1,415,843,176	$1,360,454,835

Accumulated undistributed net investment income at end of period	$9,315,867	$1,225,345

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$17,427,630	$43,749,369
Dividends reinvested	–	12,799,486
Cost of shares redeemed	(29,855,839)	(60,120,934)

Total Class I Shares	(12,428,209)	(3,572,079)

Class II Shares
Proceeds from shares issued	1,630,065	3,807,897
Dividends reinvested	–	558,263
Cost of shares redeemed	(1,830,407)	(3,979,874)

Total Class II Shares	(200,342)	386,286

Class Y Shares
Proceeds from shares issued	48,502,990	32,602,327
Dividends reinvested	–	33,472,827
Cost of shares redeemed	(78,358,492)	(144,158,602)

Total Class Y Shares	(29,855,502)	(78,083,448)

Change in net assets from capital transactions	$(42,484,053)	$(81,269,241)

16

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	$704,761	$1,980,293
Reinvested	–	558,602
Redeemed	(1,207,093)	(2,724,834)

Total Class I Shares	(502,332)	(185,939)

Class II Shares
Issued	65,769	173,525
Reinvested	–	24,551
Redeemed	(74,359)	(183,615)

Total Class II Shares	(8,590)	14,461

Class Y Shares
Issued	1,958,962	1,458,881
Reinvested	–	1,457,759
Redeemed	(3,149,019)	(6,620,329)

Total Class Y Shares	(1,190,057)	(3,703,689)

Total change in shares	(1,700,979)	(3,875,167)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$24.42	0.13	1.66	1.79	–	–	–	$26.21	7.33%		$396,839,561	0.40%	1.09%	0.40%	6.78%
Year Ended December 31, 2013 (e)	$19.03	0.23	6.00	6.23	(0.25)	(0.59)	(0.84)	$24.42	33.05%		$382,128,280	0.40%	1.01%	0.40%	10.91%
Year Ended December 31, 2012 (e)	$17.55	0.23	2.80	3.03	(0.20)	(1.35)	(1.55)	$19.03	17.47%		$301,281,784	0.41%	1.23%	0.41%	10.21%
Year Ended December 31, 2011 (e)	$18.46	0.16	(0.63)	(0.47)	(0.15)	(0.29)	(0.44)	$17.55	(2.54%	)	$288,786,869	0.40%	0.85%	0.42%	20.81%
Year Ended December 31, 2010 (e)	$14.82	0.15	3.71	3.86	(0.20)	(0.02)	(0.22)	$18.46	26.20%		$317,379,516	0.42%	0.97%	0.43%	11.92%
Year Ended December 31, 2009 (e)	$11.25	0.15	3.94	4.09	(0.12)	(0.40)	(0.52)	$14.82	36.76%		$296,275,777	0.45%	1.23%	0.45%	22.52%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$24.30	0.11	1.63	1.74	–	–	–	$26.04	7.16%		$18,617,104	0.61%	0.88%	0.61%	6.78%
Year Ended December 31, 2013 (e)	$18.94	0.18	5.98	6.16	(0.21)	(0.59)	(0.80)	$24.30	32.81%		$17,578,154	0.61%	0.81%	0.61%	10.91%
Year Ended December 31, 2012 (e)	$17.47	0.19	2.80	2.99	(0.17)	(1.35)	(1.52)	$18.94	17.27%		$13,428,803	0.61%	1.03%	0.61%	10.21%
Year Ended December 31, 2011 (e)	$18.38	0.13	(0.63)	(0.50)	(0.12)	(0.29)	(0.41)	$17.47	(2.68%	)	$12,285,803	0.53%	0.72%	0.54%	20.81%
Year Ended December 31, 2010 (e)	$14.76	0.11	3.69	3.80	(0.16)	(0.02)	(0.18)	$18.38	25.86%		$13,715,960	0.67%	0.72%	0.68%	11.92%
Year Ended December 31, 2009 (e)	$11.20	0.12	3.93	4.05	(0.09)	(0.40)	(0.49)	$14.76	36.50%		$12,669,285	0.70%	0.99%	0.70%	22.52%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$24.43	0.15	1.65	1.80	–	–	–	$26.23	7.37%		$1,000,386,511	0.25%	1.24%	0.25%	6.78%
Year Ended December 31, 2013 (e)	$19.03	0.26	6.02	6.28	(0.29)	(0.59)	(0.88)	$24.43	33.28%		$960,748,401	0.25%	1.16%	0.25%	10.91%
Year Ended December 31, 2012 (e)	$17.55	0.26	2.80	3.06	(0.23)	(1.35)	(1.58)	$19.03	17.64%		$818,957,782	0.26%	1.39%	0.26%	10.21%
Year Ended December 31, 2011 (e)	$18.46	0.18	(0.63)	(0.45)	(0.17)	(0.29)	(0.46)	$17.55	(2.39%	)	$745,580,719	0.25%	0.99%	0.27%	20.81%
Year Ended December 31, 2010 (e)	$14.82	0.18	3.70	3.88	(0.22)	(0.02)	(0.24)	$18.46	26.39%		$917,017,724	0.27%	1.12%	0.28%	11.92%
Year Ended December 31, 2009 (e)	$11.25	0.17	3.94	4.11	(0.14)	(0.40)	(0.54)	$14.82	36.96%		$744,821,020	0.30%	1.34%	0.30%	22.52%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,384,824,643	$—	$—	$1,384,824,643
Futures Contracts	343,336	—	—	343,336
Mutual Fund	19,516,533	—	—	19,516,533
Repurchase Agreements	—	64,418,015	—	64,418,015
Total	$1,404,684,512	$64,418,015	$—	$1,469,102,527

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts. “The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$343,336
Total		$343,336

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,565,837
Total	$1,565,837

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$47,049
Total	$47,049

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$10,000,000	$—	$10,000,000	$(10,000,000)	$—
Credit Suisse (USA) LLC	34,418,015	—	34,418,015	(34,418,015)	—
Goldman Sachs & Co.	20,000,000	—	20,000,000	(20,000,000)	—
Total	$64,418,015	$—	$64,418,015	$(64,418,015)	$—

Amounts designated as — are zero or have been rounded to zero.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.205%
$1.5 billion up to $3 billion	0.185%
$3 billion and more	0.175%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.20%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.30% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $204,055 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,175.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS received $293,935 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.11% for Class I and Class II shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $90,929,873 and sales of $142,953,253 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $0 of brokerage commissions.

27

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,020,635,289	$469,286,033	$(21,162,131)	$448,123,902

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Mid Cap Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s gross performance (over multiple periods ended August 31, 2013), including securities lending income, compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

29

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares were ranked within the second and the first quintile, respectively, of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares underperformed the Fund’s benchmark (on a gross performance basis) by 10 basis points for the three-year period ended August 31, 2013. The Trustees considered management’s statements that index funds attempt to replicate performance of the benchmark, but that trading costs, replication techniques, and cash flows that funds may experience sometimes create small deviations between index fund returns and their respective benchmarks. The Trustees noted management’s belief that the 10-basis point tracking error to the benchmark was an appropriate return in light of the fact that the Fund incurs operating expenses which the benchmark does not.

30

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

31

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

32

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

33

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

34

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

36

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

37

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

38

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

39

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

40

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

41

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Semiannual Report

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund

SAR-SPX 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT S&P 500 Index Fund

Asset Allocation†

Common Stocks	98.4%
Mutual Fund	1.6%
Repurchase Agreements	0.8%
Liabilities in excess of other assets	(0.8)%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	6.0%
Banks	5.8%
Technology Hardware, Storage & Peripherals	4.2%
Media	3.5%
Software	3.4%
Information Technology Services	3.2%
Internet Software & Services	3.1%
Insurance	2.8%
Aerospace & Defense	2.6%
Other Industries*	56.9%
100.0%

Top Holdings††

Apple, Inc.	3.1%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	1.8%
Johnson & Johnson	1.7%
Fidelity Institutional Money Market Fund—Institutional Class	1.6%
General Electric Co.	1.5%
Wells Fargo & Co.	1.4%
Chevron Corp.	1.4%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.2%
Other Holdings*	82.6%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT S&P 500 Index Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,069.20	1.28	0.25
	Hypothetical	(a)(b)	1,000.00	1,023.55	1.25	0.25
Class II Shares	Actual	(a)	1,000.00	1,068.60	2.56	0.50
	Hypothetical	(a)(b)	1,000.00	1,022.32	2.51	0.50
Class IV Shares	Actual	(a)	1,000.00	1,069.20	1.39	0.27
	Hypothetical	(a)(b)	1,000.00	1,023.46	1.35	0.27
Class Y Shares	Actual	(a)	1,000.00	1,070.00	0.87	0.17
	Hypothetical	(a)(b)	1,000.00	1,023.95	0.85	0.17

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 98.4%

	Shares	Market Value

Aerospace & Defense 2.6%
Boeing Co. (The)	109,845	$13,975,579
General Dynamics Corp.	53,329	6,215,495
Honeywell International, Inc.	128,220	11,918,049
L-3 Communications Holdings, Inc.	14,117	1,704,628
Lockheed Martin Corp.	43,651	7,016,025
Northrop Grumman Corp.	35,060	4,194,228
Precision Castparts Corp.	23,702	5,982,385
Raytheon Co.	51,206	4,723,753
Rockwell Collins, Inc.	22,183	1,733,380
Textron, Inc.	45,703	1,749,968
United Technologies Corp.	138,088	15,942,259

		75,155,749

Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc. (a)	24,300	1,550,097
Expeditors International of Washington, Inc.	32,315	1,427,030
FedEx Corp.	45,481	6,884,914
United Parcel Service, Inc., Class B	115,407	11,847,683

		21,709,724

Airlines 0.3%
Delta Air Lines, Inc.	138,828	5,375,420
Southwest Airlines Co.	113,275	3,042,567

		8,417,987

Auto Components 0.4%
BorgWarner, Inc.	37,430	2,440,062
Delphi Automotive PLC	45,244	3,110,072
Goodyear Tire & Rubber Co. (The)	45,188	1,255,323
Johnson Controls, Inc.	108,740	5,429,388

		12,234,845

Automobiles 0.7%
Ford Motor Co.	647,427	11,161,642
General Motors Co.	215,310	7,815,753
Harley-Davidson, Inc.	35,753	2,497,347

		21,474,742

Banks 5.8%
Bank of America Corp.	1,721,743	26,463,190
BB&T Corp.	117,636	4,638,387
Citigroup, Inc.	497,378	23,426,504
Comerica, Inc.	29,774	1,493,464
Fifth Third Bancorp	139,248	2,972,945
Huntington Bancshares, Inc.	135,473	1,292,412
JPMorgan Chase & Co.	619,674	35,705,616
KeyCorp	144,603	2,072,161
M&T Bank Corp. (a)	21,527	2,670,424
PNC Financial Services Group, Inc. (The)	87,042	7,751,090
Regions Financial Corp.	225,783	2,397,815
SunTrust Banks, Inc.	87,266	3,495,876
U.S. Bancorp	297,193	12,874,401

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Wells Fargo & Co.	784,768	$41,247,406
Zions Bancorporation	30,299	892,912

		169,394,603

Beverages 2.1%
Brown-Forman Corp., Class B	26,539	2,499,178
Coca-Cola Co. (The)	618,878	26,215,672
Coca-Cola Enterprises, Inc.	38,284	1,829,209
Constellation Brands, Inc., Class A*	27,632	2,435,208
Dr Pepper Snapple Group, Inc.	32,152	1,883,464
Molson Coors Brewing Co., Class B	26,013	1,929,124
Monster Beverage Corp.*	22,156	1,573,741
PepsiCo, Inc.	248,224	22,176,332

		60,541,928

Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.*	32,385	5,060,156
Amgen, Inc.	123,947	14,671,606
Biogen Idec, Inc.*	38,837	12,245,695
Celgene Corp.*	132,348	11,366,046
Gilead Sciences, Inc.*	251,437	20,846,642
Regeneron Pharmaceuticals, Inc.*	13,049	3,685,951
Vertex Pharmaceuticals, Inc.*	38,670	3,661,276

		71,537,372

Building Products 0.1%
Allegion PLC	14,713	833,933
Masco Corp.	58,370	1,295,814

		2,129,747

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	9,050	1,858,870
Ameriprise Financial, Inc.	31,109	3,733,080
Bank of New York Mellon Corp. (The)	186,710	6,997,891
BlackRock, Inc.	20,476	6,544,130
Charles Schwab Corp. (The)	191,728	5,163,235
E*TRADE Financial Corp.*	47,211	1,003,706
Franklin Resources, Inc.	65,802	3,805,988
Goldman Sachs Group, Inc. (The)	68,092	11,401,324
Invesco Ltd.	70,838	2,674,134
Legg Mason, Inc.	16,829	863,496
Morgan Stanley	229,157	7,408,646
Northern Trust Corp.	36,356	2,334,419
State Street Corp.	70,530	4,743,848
T. Rowe Price Group, Inc.	43,016	3,630,980

		62,163,747

Chemicals 2.5%
Air Products & Chemicals, Inc.	34,755	4,470,188
Airgas, Inc.	10,946	1,192,129
CF Industries Holdings, Inc.	8,526	2,050,759
Dow Chemical Co. (The)	197,142	10,144,927
E.I. du Pont de Nemours & Co.	150,362	9,839,689

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
Eastman Chemical Co.	24,599	$2,148,723
Ecolab, Inc.	44,235	4,925,125
FMC Corp.	21,801	1,552,013
International Flavors & Fragrances, Inc.	13,308	1,387,758
LyondellBasell Industries NV, Class A	68,204	6,660,121
Monsanto Co.	85,822	10,705,436
Mosaic Co. (The)	52,964	2,619,070
PPG Industries, Inc.	22,637	4,757,166
Praxair, Inc.	47,961	6,371,139
Sherwin-Williams Co. (The)	13,869	2,869,635
Sigma-Aldrich Corp.	19,469	1,975,714

		73,669,592

Commercial Services & Supplies 0.5%
ADT Corp. (The) (a)	28,528	996,768
Cintas Corp.	16,528	1,050,189
Iron Mountain, Inc.	27,966	991,395
Pitney Bowes, Inc. (a)	33,191	916,736
Republic Services, Inc.	43,759	1,661,529
Stericycle, Inc.*	13,879	1,643,551
Tyco International Ltd.	75,522	3,443,803
Waste Management, Inc.	70,831	3,168,271

		13,872,242

Communications Equipment 1.7%
Cisco Systems, Inc.	838,745	20,842,813
F5 Networks, Inc.*	12,397	1,381,522
Harris Corp.	17,406	1,318,505
Juniper Networks, Inc.*	77,563	1,903,396
Motorola Solutions, Inc.	37,041	2,465,819
QUALCOMM, Inc.	276,356	21,887,395

		49,799,450

Construction & Engineering 0.2%
Fluor Corp.	26,056	2,003,706
Jacobs Engineering Group, Inc.*	21,653	1,153,672
Quanta Services, Inc.*	35,665	1,233,296

		4,390,674

Construction Materials 0.0%†
Vulcan Materials Co.	21,414	1,365,143

Consumer Finance 1.0%
American Express Co.	149,059	14,141,227
Capital One Financial Corp.	93,584	7,730,039
Discover Financial Services	76,343	4,731,739
Navient Corp.	69,213	1,225,762

		27,828,767

Containers & Packaging 0.2%
Avery Dennison Corp.	15,547	796,784
Ball Corp.	22,822	1,430,483
Bemis Co., Inc.	16,454	669,019

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging (continued)
MeadWestvaco Corp.	27,484	$1,216,442
Owens-Illinois, Inc.*	27,023	936,077
Sealed Air Corp.	31,813	1,087,050

		6,135,855

Distributors 0.1%
Genuine Parts Co.	25,148	2,207,994

Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	718	515,603
H&R Block, Inc.	44,893	1,504,813

		2,020,416

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B*	294,797	37,309,508
CME Group, Inc.	51,679	3,666,625
Intercontinental Exchange, Inc.	18,844	3,559,631
Leucadia National Corp.	51,891	1,360,582
McGraw Hill Financial, Inc.	44,566	3,700,315
Moody’s Corp.	30,789	2,698,964
NASDAQ OMX Group, Inc. (The)	19,277	744,478

		53,040,103

Diversified Telecommunication Services 2.4%
AT&T, Inc.	849,762	30,047,584
CenturyLink, Inc.	93,776	3,394,691
Frontier Communications Corp. (a)	164,075	958,198
Verizon Communications, Inc.	678,033	33,176,155
Windstream Holdings, Inc. (a)	98,657	982,624

		68,559,252

Electric Utilities 1.8%
American Electric Power Co., Inc.	79,911	4,456,637
Duke Energy Corp.	115,795	8,590,831
Edison International	53,342	3,099,704
Entergy Corp.	29,368	2,410,819
Exelon Corp.	140,595	5,128,906
FirstEnergy Corp.	68,747	2,386,896
NextEra Energy, Inc.	71,405	7,317,584
Northeast Utilities	51,733	2,445,419
Pepco Holdings, Inc.	41,094	1,129,263
Pinnacle West Capital Corp.	18,066	1,044,937
PPL Corp.	103,431	3,674,903
Southern Co. (The)	145,850	6,618,673
Xcel Energy, Inc.	82,183	2,648,758

		50,953,330

Electrical Equipment 0.6%
AMETEK, Inc.	40,160	2,099,565
Eaton Corp. PLC	78,049	6,023,822
Emerson Electric Co.	114,895	7,624,432
Rockwell Automation, Inc.	22,667	2,837,002

		18,584,821

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	25,728	$2,478,636
Corning, Inc.	214,231	4,702,370
FLIR Systems, Inc.	23,183	805,146
Jabil Circuit, Inc.	30,285	632,957
TE Connectivity Ltd.	66,941	4,139,631

		12,758,740

Energy Equipment & Services 2.1%
Baker Hughes, Inc.	71,381	5,314,315
Cameron International Corp.*	33,431	2,263,613
Diamond Offshore Drilling, Inc. (a)	11,226	557,146
Ensco PLC, Class A (a)	38,263	2,126,275
FMC Technologies, Inc.*	38,466	2,349,119
Halliburton Co.	138,274	9,818,837
Helmerich & Payne, Inc.	17,705	2,055,728
Nabors Industries Ltd.	42,850	1,258,504
National Oilwell Varco, Inc.	70,246	5,784,758
Noble Corp. PLC	41,621	1,396,801
Rowan Cos. PLC, Class A	20,403	651,468
Schlumberger Ltd.	213,208	25,147,884
Transocean Ltd. (a)	55,709	2,508,576

		61,233,024

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	71,761	8,263,997
CVS Caremark Corp.	191,439	14,428,757
Kroger Co. (The)	83,429	4,123,895
Safeway, Inc.	37,702	1,294,687
Sysco Corp.	95,708	3,584,264
Walgreen Co.	143,751	10,656,262
Wal-Mart Stores, Inc.	263,901	19,811,048
Whole Foods Market, Inc.	60,182	2,324,831

		64,487,741

Food Products 1.6%
Archer-Daniels-Midland Co.	107,156	4,726,651
Campbell Soup Co. (a)	29,293	1,341,912
ConAgra Foods, Inc.	68,951	2,046,466
General Mills, Inc.	100,611	5,286,102
Hershey Co. (The)	24,439	2,379,625
Hormel Foods Corp.	22,047	1,088,020
J.M. Smucker Co. (The)	16,976	1,809,132
Kellogg Co.	41,738	2,742,187
Keurig Green Mountain, Inc.	20,783	2,589,770
Kraft Foods Group, Inc.	97,467	5,843,147
McCormick & Co., Inc., Non- Voting Shares	21,377	1,530,379
Mead Johnson Nutrition Co.	33,088	3,082,809
Mondelez International, Inc., Class A	276,945	10,415,901
Tyson Foods, Inc., Class A	45,062	1,691,628

		46,573,729

Gas Utilities 0.0%†
AGL Resources, Inc.	19,523	1,074,351

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies 2.1%
Abbott Laboratories (b)	245,914	$10,057,883
Baxter International, Inc.	88,838	6,422,987
Becton, Dickinson and Co.	31,632	3,742,066
Boston Scientific Corp.*	216,550	2,765,343
C.R. Bard, Inc.	12,485	1,785,480
CareFusion Corp.*	33,963	1,506,259
Covidien PLC	73,821	6,657,178
DENTSPLY International, Inc.	23,218	1,099,372
Edwards Lifesciences Corp.*	17,272	1,482,628
Intuitive Surgical, Inc.*	6,288	2,589,398
Medtronic, Inc.	163,565	10,428,904
St. Jude Medical, Inc.	46,534	3,222,480
Stryker Corp.	48,412	4,082,100
Varian Medical Systems, Inc.*	17,018	1,414,877
Zimmer Holdings, Inc.	27,477	2,853,761

		60,110,716

Health Care Providers & Services 2.0%
Aetna, Inc.	58,517	4,744,558
AmerisourceBergen Corp.	36,977	2,686,749
Cardinal Health, Inc.	55,701	3,818,861
Cigna Corp.	43,986	4,045,392
DaVita HealthCare Partners, Inc.*	29,107	2,105,018
Express Scripts Holding Co.*	126,559	8,774,335
Humana, Inc.	25,342	3,236,680
Laboratory Corp of America Holdings*	13,902	1,423,565
McKesson Corp.	37,752	7,029,800
Patterson Cos., Inc.	13,381	528,683
Quest Diagnostics, Inc. (a)	23,654	1,388,253
Tenet Healthcare Corp.*	15,985	750,336
UnitedHealth Group, Inc.	160,434	13,115,480
WellPoint, Inc.	45,791	4,927,570

		58,575,280

Health Care Technology 0.1%
Cerner Corp.*	48,347	2,493,738

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	71,798	2,703,195
Chipotle Mexican Grill, Inc.*	5,089	3,015,283
Darden Restaurants, Inc. (a)	21,603	999,571
Marriott International, Inc., Class A	35,951	2,304,459
McDonald’s Corp.	161,833	16,303,057
Starbucks Corp.	123,264	9,538,168
Starwood Hotels & Resorts Worldwide, Inc.	31,434	2,540,496
Wyndham Worldwide Corp.	20,816	1,576,188
Wynn Resorts Ltd.	13,263	2,752,868
Yum! Brands, Inc.	72,266	5,867,999

		47,601,284

Household Durables 0.4%
D.R. Horton, Inc. (a)	46,859	1,151,794
Garmin Ltd. (a)	20,121	1,225,369

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
Harman International Industries, Inc.	11,148	$1,197,630
Leggett & Platt, Inc.	22,637	775,996
Lennar Corp., Class A	28,780	1,208,185
Mohawk Industries, Inc.*	10,015	1,385,475
Newell Rubbermaid, Inc.	45,293	1,403,630
PulteGroup, Inc.	55,676	1,122,428
Whirlpool Corp.	12,728	1,771,992

		11,242,499

Household Products 1.8%
Clorox Co. (The)	21,053	1,924,244
Colgate-Palmolive Co.	142,381	9,707,537
Kimberly-Clark Corp.	61,692	6,861,384
Procter & Gamble Co. (The)	443,049	34,819,221

		53,312,386

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	108,060	1,680,333
NRG Energy, Inc.	55,212	2,053,886

		3,734,219

Industrial Conglomerates 2.3%
3M Co.	101,769	14,577,392
Danaher Corp.	98,498	7,754,748
General Electric Co.	1,641,855	43,147,949
Roper Industries, Inc.	16,338	2,385,511

		67,865,600

Information Technology Services 3.2%
Accenture PLC, Class A	103,653	8,379,309
Alliance Data Systems Corp.*	8,875	2,496,094
Automatic Data Processing, Inc.	78,933	6,257,808
Cognizant Technology Solutions Corp., Class A*	99,620	4,872,414
Computer Sciences Corp.	23,745	1,500,684
Fidelity National Information Services, Inc.	47,121	2,579,404
Fiserv, Inc.*	40,806	2,461,418
International Business Machines Corp.	155,783	28,238,784
MasterCard, Inc., Class A	164,521	12,087,358
Paychex, Inc.	53,000	2,202,680
Teradata Corp.*	25,820	1,037,964
Total System Services, Inc.	27,188	853,975
Visa, Inc., Class A	82,309	17,343,329
Western Union Co. (The) (a)	88,236	1,530,012
Xerox Corp.	178,856	2,224,969

		94,066,202

Insurance 2.8%
ACE Ltd.	55,290	5,733,573
Aflac, Inc.	74,369	4,629,470
Allstate Corp. (The)	71,057	4,172,467
American International Group, Inc.	236,861	12,927,873
Aon PLC	48,545	4,373,419

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Assurant, Inc.	11,752	$770,344
Chubb Corp. (The)	40,028	3,689,381
Cincinnati Financial Corp.	24,093	1,157,428
Genworth Financial, Inc., Class A*	81,247	1,413,698
Hartford Financial Services Group, Inc. (The)	73,624	2,636,476
Lincoln National Corp.	43,180	2,221,179
Loews Corp.	49,996	2,200,324
Marsh & McLennan Cos., Inc.	89,984	4,662,971
MetLife, Inc.	184,289	10,239,097
Principal Financial Group, Inc.	44,793	2,261,151
Progressive Corp. (The)	89,258	2,263,583
Prudential Financial, Inc.	75,642	6,714,740
Torchmark Corp.	14,372	1,177,354
Travelers Cos., Inc. (The)	56,892	5,351,830
Unum Group	42,144	1,464,925
XL Group PLC	44,452	1,454,914

		81,516,197

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	61,028	19,820,674
Expedia, Inc.	16,792	1,322,538
Netflix, Inc.*	9,815	4,324,489
Priceline Group, Inc. (The)*	8,585	10,327,755
TripAdvisor, Inc.*	18,217	1,979,459

		37,774,915

Internet Software & Services 3.1%
Akamai Technologies, Inc.*	29,181	1,781,792
eBay, Inc.*	186,753	9,348,855
Facebook, Inc., Class A*	281,526	18,943,885
Google, Inc., Class A*	46,383	27,118,749
Google, Inc., Class C*	46,383	26,683,212
VeriSign, Inc.*	20,230	987,426
Yahoo!, Inc.*	153,302	5,385,499

		90,249,418

Leisure Products 0.1%
Hasbro, Inc.	18,898	1,002,539
Mattel, Inc.	55,603	2,166,849

		3,169,388

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	54,562	3,134,041
PerkinElmer, Inc.	18,534	868,133
Thermo Fisher Scientific, Inc.	65,317	7,707,406
Waters Corp.*	13,882	1,449,836

		13,159,416

Machinery 1.7%
Caterpillar, Inc.	102,206	11,106,726
Cummins, Inc.	28,001	4,320,274
Deere & Co.	59,564	5,393,520
Dover Corp.	27,259	2,479,206

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Flowserve Corp.	22,489	$1,672,057
Illinois Tool Works, Inc.	62,149	5,441,767
Ingersoll-Rand PLC	41,098	2,569,036
Joy Global, Inc. (a)	16,320	1,004,986
PACCAR, Inc.	58,072	3,648,664
Pall Corp.	17,956	1,533,263
Parker Hannifin Corp.	24,384	3,065,800
Pentair PLC	31,878	2,299,041
Snap-on, Inc.	9,534	1,129,970
Stanley Black & Decker, Inc.	25,550	2,243,801
Xylem, Inc.	30,100	1,176,308

		49,084,419

Media 3.5%
Cablevision Systems Corp., Class A (a)	35,434	625,410
CBS Corp. Non-Voting Shares, Class B	86,534	5,377,223
Comcast Corp., Class A	425,667	22,849,804
DIRECTV*	76,717	6,521,712
Discovery Communications, Inc., Class A*	35,701	2,651,870
Gannett Co., Inc.	37,056	1,160,223
Interpublic Group of Cos., Inc. (The)	69,366	1,353,331
News Corp., Class A*	81,522	1,462,505
Omnicom Group, Inc.	42,312	3,013,460
Scripps Networks Interactive, Inc., Class A	17,550	1,424,007
Time Warner Cable, Inc.	45,616	6,719,237
Time Warner, Inc.	144,427	10,145,997
Twenty-First Century Fox, Inc., Class A	313,491	11,019,209
Viacom, Inc., Class B	64,041	5,554,276
Walt Disney Co. (The)	263,708	22,610,324

		102,488,588

Metals & Mining 0.5%
Alcoa, Inc.	191,928	2,857,808
Allegheny Technologies, Inc.	17,773	801,562
Freeport-McMoRan Copper & Gold, Inc.	170,065	6,207,373
Newmont Mining Corp.	81,617	2,076,336
Nucor Corp.	52,139	2,567,846
United States Steel Corp. (a)	23,582	614,075

		15,125,000

Multiline Retail 0.6%
Dollar General Corp.*	49,658	2,848,383
Dollar Tree, Inc.*	33,822	1,841,946
Family Dollar Stores, Inc.	15,652	1,035,224
Kohl’s Corp.	31,906	1,680,808
Macy’s, Inc.	59,013	3,423,934
Nordstrom, Inc.	23,016	1,563,477
Target Corp.	103,720	6,010,574

		18,404,346

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities 1.2%
Ameren Corp.	39,722	$1,623,835
CenterPoint Energy, Inc.	70,356	1,796,892
CMS Energy Corp.	44,118	1,374,276
Consolidated Edison, Inc.	47,953	2,768,806
Dominion Resources, Inc.	95,225	6,810,492
DTE Energy Co.	28,981	2,256,751
Integrys Energy Group, Inc.	13,119	933,155
NiSource, Inc.	51,551	2,028,016
PG&E Corp.	76,091	3,653,890
Public Service Enterprise Group, Inc.	82,832	3,378,717
SCANA Corp.	23,179	1,247,262
Sempra Energy	37,328	3,908,615
TECO Energy, Inc.	33,409	617,398
Wisconsin Energy Corp.	36,936	1,733,037

		34,131,142

Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	82,692	9,052,293
Apache Corp.	63,152	6,354,354
Cabot Oil & Gas Corp.	68,323	2,332,547
Chesapeake Energy Corp.	82,895	2,436,042
Chevron Corp.	311,686	40,690,607
Cimarex Energy Co.	14,249	2,044,162
ConocoPhillips	201,012	17,232,759
CONSOL Energy, Inc.	37,639	1,734,029
Denbury Resources, Inc.	57,580	1,062,927
Devon Energy Corp.	62,777	4,984,494
EOG Resources, Inc.	89,479	10,456,516
EQT Corp.	24,845	2,655,931
Exxon Mobil Corp.	703,124	70,790,524
Hess Corp.	43,214	4,273,432
Kinder Morgan, Inc.	109,390	3,966,481
Marathon Oil Corp.	110,694	4,418,904
Marathon Petroleum Corp.	47,258	3,689,432
Murphy Oil Corp.	27,618	1,836,045
Newfield Exploration Co.*	22,337	987,295
Noble Energy, Inc.	58,819	4,556,120
Occidental Petroleum Corp.	128,629	13,201,194
ONEOK, Inc.	34,032	2,316,899
Peabody Energy Corp. (a)	44,523	727,951
Phillips 66	92,646	7,451,518
Pioneer Natural Resources Co.	23,421	5,382,380
QEP Resources, Inc.	29,478	1,016,991
Range Resources Corp.	27,612	2,400,863
Southwestern Energy Co.*	57,805	2,629,549
Spectra Energy Corp.	109,808	4,664,644
Tesoro Corp.	21,174	1,242,279
Valero Energy Corp.	87,368	4,377,137
Williams Cos., Inc. (The)	120,898	7,037,473

		248,003,772

Paper & Forest Products 0.1%
International Paper Co.	70,926	3,579,635

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Personal Products 0.1%
Avon Products, Inc.	71,121	$1,039,078
Estee Lauder Cos., Inc. (The), Class A	41,366	3,071,839

		4,110,917

Pharmaceuticals 6.0%
AbbVie, Inc.	260,341	14,693,646
Actavis PLC*	28,562	6,370,754
Allergan, Inc.	48,719	8,244,229
Bristol-Myers Squibb Co.	271,328	13,162,121
Eli Lilly & Co.	161,292	10,027,524
Forest Laboratories, Inc.*	39,275	3,888,225
Hospira, Inc.*	27,363	1,405,637
Johnson & Johnson	463,211	48,461,135
Merck & Co., Inc.	478,485	27,680,357
Mylan, Inc.*	61,188	3,154,853
Perrigo Co. PLC	21,906	3,193,019
Pfizer, Inc.	1,044,392	30,997,555
Zoetis, Inc.	82,027	2,647,011

		173,926,066

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	6,060	667,812
Equifax, Inc.	19,978	1,449,204
Nielsen NV	49,628	2,402,492
Robert Half International, Inc.	22,510	1,074,627

		5,594,135

Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp.	64,794	5,830,164
Apartment Investment & Management Co., Class A	23,971	773,544
AvalonBay Communities, Inc.	19,947	2,836,264
Boston Properties, Inc.	25,056	2,961,118
Crown Castle International Corp.	54,650	4,058,309
Equity Residential	54,989	3,464,307
Essex Property Trust, Inc.	10,235	1,892,554
General Growth Properties, Inc.	85,363	2,011,152
HCP, Inc.	75,017	3,104,203
Health Care REIT, Inc.	50,010	3,134,127
Host Hotels & Resorts, Inc.	123,927	2,727,633
Kimco Realty Corp.	67,220	1,544,716
Macerich Co. (The)	23,033	1,537,453
Plum Creek Timber Co., Inc.	28,992	1,307,539
Prologis, Inc.	81,810	3,361,573
Public Storage	23,730	4,066,136
Simon Property Group, Inc.	50,865	8,457,832
Ventas, Inc.	47,962	3,074,364
Vornado Realty Trust	28,536	3,045,647
Weyerhaeuser Co.	95,820	3,170,684

		62,359,319

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	45,660	1,462,946

Common Stocks (continued)

	Shares	Market Value

Road & Rail 1.0%
CSX Corp.	164,440	$5,066,396
Kansas City Southern	18,062	1,941,846
Norfolk Southern Corp.	50,697	5,223,312
Ryder System, Inc.	8,703	766,647
Union Pacific Corp.	148,332	14,796,117

		27,794,318

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	51,289	1,782,806
Analog Devices, Inc.	51,432	2,780,928
Applied Materials, Inc.	199,319	4,494,643
Avago Technologies Ltd.	41,212	2,970,149
Broadcom Corp., Class A	90,989	3,377,512
First Solar, Inc.*	11,637	826,925
Intel Corp.	815,050	25,185,045
KLA-Tencor Corp.	27,149	1,972,103
Lam Research Corp.	26,543	1,793,776
Linear Technology Corp.	38,728	1,822,927
Microchip Technology, Inc. (a)	32,790	1,600,480
Micron Technology, Inc.*	175,249	5,774,454
NVIDIA Corp.	91,348	1,693,592
Texas Instruments, Inc.	176,706	8,444,780
Xilinx, Inc.	44,006	2,081,924

		66,602,044

Software 3.5%
Adobe Systems, Inc.*	75,787	5,483,947
Autodesk, Inc.*	37,306	2,103,312
CA, Inc.	52,216	1,500,688
Citrix Systems, Inc.*	26,829	1,678,154
Electronic Arts, Inc.*	51,495	1,847,126
Intuit, Inc.	46,479	3,742,954
Microsoft Corp.	1,230,765	51,322,901
Oracle Corp.	562,146	22,783,777
Red Hat, Inc.*	30,998	1,713,259
Salesforce.com, Inc.*	92,486	5,371,587
Symantec Corp.	113,244	2,593,288

		100,140,993

Specialty Retail 2.0%
AutoNation, Inc.*	10,375	619,180
AutoZone, Inc.*	5,441	2,917,682
Bed Bath & Beyond, Inc.*	33,403	1,916,664
Best Buy Co., Inc.	45,111	1,398,892
CarMax, Inc.*	36,092	1,877,145
GameStop Corp., Class A (a)	18,750	758,813
Gap, Inc. (The)	42,574	1,769,801
Home Depot, Inc. (The)	224,000	18,135,040
L Brands, Inc.	40,149	2,355,140
Lowe’s Cos., Inc.	163,291	7,836,335
O’Reilly Automotive, Inc.*	17,370	2,615,922
PetSmart, Inc. (a)	16,243	971,332
Ross Stores, Inc.	34,778	2,299,869

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Staples, Inc.	106,055	$1,149,636
Tiffany & Co.	18,169	1,821,442
TJX Cos., Inc. (The)	114,662	6,094,285
Tractor Supply Co.	22,668	1,369,147
Urban Outfitters, Inc.*	16,689	565,090

		56,471,415

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	987,247	91,744,864
EMC Corp.	335,201	8,829,194
Hewlett-Packard Co.	306,398	10,319,485
NetApp, Inc.	54,235	1,980,662
SanDisk Corp.	37,036	3,867,670
Seagate Technology PLC	53,467	3,037,995
Western Digital Corp.	34,271	3,163,213

		122,943,083

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	44,890	1,534,789
Fossil Group, Inc.*	7,788	814,002
Michael Kors Holdings Ltd.*	29,433	2,609,235
NIKE, Inc., Class B	120,774	9,366,024
PVH Corp.	13,470	1,570,602
Ralph Lauren Corp.	9,588	1,540,696
Under Armour, Inc., Class A* (a)	26,516	1,577,437
VF Corp.	56,365	3,550,995

		22,563,780

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	78,014	766,878
People’s United Financial, Inc. (a)	50,902	772,183

		1,539,061

Tobacco 1.5%
Altria Group, Inc.	325,242	13,640,650
Lorillard, Inc.	59,356	3,618,935
Philip Morris International, Inc.	257,529	21,712,270
Reynolds American, Inc.	50,943	3,074,410

		42,046,265

Trading Companies & Distributors 0.2%
Fastenal Co. (a)	44,700	2,212,203
W.W. Grainger, Inc.	9,979	2,537,360

		4,749,563

Total Common Stocks (cost $1,838,643,819)		2,851,307,733

Mutual Fund 1.6%

	Shares	Market Value

Money Market Fund 1.6%
Fidelity Institutional Money Market Fund – Institutional Class, 0.09% (c)	47,775,249	$47,775,249

Total Mutual Fund (cost $47,775,249)		47,775,249

Repurchase Agreements 0.8%

	Principal Amount

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $1,000,003, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $1,020,025. (d)	$1,000,000	1,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $11,403,809, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $11,631,889. (d)	11,403,783	11,403,783
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $10,000,028, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $10,200,000. (d)	10,000,000	10,000,000

Total Repurchase Agreements (cost $22,403,783)		22,403,783

Total Investments (cost $1,908,822,851) (e) — 100.8%		2,921,486,765

Liabilities in excess of other assets — (0.8%)		(21,967,928)

NET ASSETS — 100.0%		$2,899,518,837

*	Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $23,995,707, which was collateralized by repurchase agreements with a value of $22,403,783 and $2,117,243 of collateral in the form of U.S. Government

12

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Treasury Securities, interest rates ranging from 0.00% - 2.88%, and maturity dates ranging from 07/24/14 - 05/15/43, a total value of $24,521,026.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of June 30, 2014.

(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $22,403,783.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
506	E-mini S&P 500	09/19/14	$49,395,720	$234,334

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund
Assets:
Investments, at value* (cost $1,886,419,068)	$2,899,082,982
Repurchase agreements, at value (cost $22,403,783)	22,403,783

Total Investments, at value (total cost $1,908,822,851)	2,921,486,765

Dividends receivable	3,029,992
Security lending income receivable	8,872
Receivable for investments sold	267,963
Receivable for capital shares issued	1,729,364
Reclaims receivable	1,798
Receivable for variation margin on futures contracts	10,928
Prepaid expenses	17,883

Total Assets	2,926,553,565

Liabilities:
Payable for investments purchased	2,365,505
Payable for capital shares redeemed	1,763,794
Payable upon return of securities loaned (Note 2)	22,403,783
Accrued expenses and other payables:
Investment advisory fees	273,749
Fund administration fees	67,871
Distribution fees	17,820
Administrative servicing fees	29,034
Accounting and transfer agent fees	33
Trustee fees	1,161
Custodian fees	17,683
Compliance program costs (Note 3)	2,324
Professional fees	24,875
Printing fees	14,882
Other	52,214

Total Liabilities	27,034,728

Net Assets	$2,899,518,837

Represented by:
Capital	$1,920,235,602
Accumulated undistributed net investment income	30,658,900
Accumulated net realized losses from investments and futures transactions	(64,273,913)
Net unrealized appreciation/(depreciation) from investments	1,012,663,914
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	234,334

Net Assets	$2,899,518,837

Net Assets:
Class I Shares	$4,618,098
Class II Shares	92,779,750
Class IV Shares	174,497,923
Class Y Shares	2,627,623,066

Total	$2,899,518,837

*	Includes value of securities on loan of $23,995,707 (Note 2).

14

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	335,847
Class II Shares	6,769,105
Class IV Shares	12,682,902
Class Y Shares	190,995,476

Total	210,783,330

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.75
Class II Shares	$13.71
Class IV Shares	$13.76
Class Y Shares	$13.76

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$29,973,835
Income from securities lending (Note 2)	48,244
Foreign tax withholding	(3,128)

Total Income	30,018,951

EXPENSES:
Investment advisory fees	1,697,230
Fund administration fees	416,062
Distribution fees Class II Shares	80,062
Administrative servicing fees Class I Shares	3,019
Administrative servicing fees Class II Shares	48,037
Administrative servicing fees Class IV Shares	83,898
Professional fees	77,468
Printing fees	10,602
Trustee fees	45,515
Custodian fees	55,091
Accounting and transfer agent fees	1,599
Compliance program costs (Note 3)	4,795
Miscellaneous fee	176,339
Other	13,797

Total expenses before earnings credit and fees waived	2,713,514

Earnings credit (Note 4)	(10)
Administrative servicing fees voluntarily waived — Class I (Note 3)	(1,409)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(22,417)

Net Expenses	2,689,678

NET INVESTMENT INCOME	27,329,273

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	100,365,334
Net realized gains from futures transactions (Note 2)	3,946,117

Net realized gains from investments and futures transactions	104,311,451

Net change in unrealized appreciation/(depreciation) from investments	66,207,475
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(965,053)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	65,242,422

Net realized/unrealized gains from investments and futures transactions	169,553,873

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$196,883,146

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$27,329,273	$53,634,002
Net realized gains from investments and futures transactions	104,311,451	36,993,826
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	65,242,422	683,922,178

Change in net assets resulting from operations	196,883,146	774,550,006

Distributions to Shareholders From:
Net investment income:
Class I	–	(53,941)
Class II	–	(696,124)
Class IV	–	(2,903,686)
Class Y	–	(51,295,193)

Change in net assets from shareholder distributions	–	(54,948,944)

Change in net assets from capital transactions	(370,468,084)	(170,684,830)

Change in net assets	(173,584,938)	548,916,232

Net Assets:
Beginning of period	3,073,103,775	2,524,187,543

End of period	$2,899,518,837	$3,073,103,775

Accumulated undistributed net investment income at end of period	$30,658,900	$3,329,627

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,977,818	$4,531,499
Dividends reinvested	–	53,941
Cost of shares redeemed	(1,240,234)	(1,179,941)

Total Class I Shares	737,584	3,405,499

Class II Shares
Proceeds from shares issued	44,338,425	43,339,456
Dividends reinvested	–	696,124
Cost of shares redeemed	(2,228,948)	(1,194,640)

Total Class II Shares	42,109,477	42,840,940

Class IV Shares
Proceeds from shares issued	1,482,218	4,434,520
Dividends reinvested	–	2,903,686
Cost of shares redeemed	(8,278,260)	(21,592,168)

Total Class IV Shares	(6,796,042)	(14,253,962)

Class Y Shares
Proceeds from shares issued	73,198,126	104,834,037
Dividends reinvested	–	51,295,193
Cost of shares redeemed	(479,717,229)	(358,806,537)

Total Class Y Shares	(406,519,103)	(202,677,307)

Change in net assets from capital transactions	$(370,468,084)	$(170,684,830)

17

Statements of Changes in Net Assets (Continued)

	NVIT S&P 500 Index Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	151,627	368,977
Reinvested	–	4,361
Redeemed	(95,256)	(93,862)

Total Class I Shares	56,371	279,476

Class II Shares
Issued	3,387,981	3,596,055
Reinvested	–	56,410
Redeemed	(172,528)	(98,813)

Total Class II Shares	3,215,453	3,553,652

Class IV Shares
Issued	113,667	385,085
Reinvested	–	235,088
Redeemed	(633,091)	(1,883,423)

Total Class IV Shares	(519,424)	(1,263,250)

Class Y Shares
Issued	5,600,863	9,028,514
Reinvested	–	4,155,217
Redeemed	(36,568,394)	(31,357,196)

Total Class Y Shares	(30,967,531)	(18,173,465)

Total change in shares	(28,215,131)	(15,603,587)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.86	0.12	0.77	0.89	–	–	$13.75	6.92%	$4,618,098	0.25%	1.79%	0.32%	1.79%
Period Ended December 31, 2013 (e)(f)	$11.07	0.16	1.86	2.02	(0.23)	(0.23)	$12.86	18.36%	$3,593,403	0.24%	1.92%	0.31%	4.05%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.83	0.10	0.78	0.88	–	–	$13.71	6.86%	$92,779,750	0.50%	1.55%	0.57%	1.79%
Period Ended December 31, 2013 (e)(f)	$11.07	0.13	1.85	1.98	(0.22)	(0.22)	$12.83	18.02%	$45,600,154	0.49%	1.61%	0.55%	4.05%

Class IV Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.87	0.11	0.78	0.89	–	–	$13.76	6.92%	$174,497,923	0.27%	1.77%	0.27%	1.79%
Year Ended December 31, 2013 (e)	$9.92	0.21	2.96	3.17	(0.22)	(0.22)	$12.87	32.07%	$169,861,215	0.27%	1.83%	0.27%	4.05%
Year Ended December 31, 2012 (e)	$8.74	0.20	1.17	1.37	(0.19)	(0.19)	$9.92	15.73%	$143,501,136	0.28%	2.02%	0.28%	3.69%
Year Ended December 31, 2011 (e)	$8.74	0.16	(0.01)	0.15	(0.15)	(0.15)	$8.74	1.75%	$143,233,498	0.28%	1.78%	0.28%	6.23%
Year Ended December 31, 2010 (e)	$7.75	0.14	0.99	1.13	(0.14)	(0.14)	$8.74	14.73%	$158,693,476	0.29%	1.78%	0.29%	4.46%
Year Ended December 31, 2009 (e)	$6.28	0.15	1.47	1.62	(0.15)	(0.15)	$7.75	26.22%	$159,219,298	0.33%	2.30%	0.33%	11.47%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.86	0.12	0.78	0.90	–	–	$13.76	7.00%	$2,627,623,066	0.17%	1.86%	0.17%	1.79%
Year Ended December 31, 2013 (e)	$9.91	0.22	2.96	3.18	(0.23)	(0.23)	$12.86	32.23%	$2,854,049,003	0.17%	1.93%	0.17%	4.05%
Year Ended December 31, 2012 (e)	$8.74	0.21	1.16	1.37	(0.20)	(0.20)	$9.91	15.74%	$2,380,686,407	0.18%	2.13%	0.18%	3.69%
Year Ended December 31, 2011 (e)	$8.74	0.17	(0.01)	0.16	(0.16)	(0.16)	$8.74	1.86%	$2,234,879,024	0.18%	1.88%	0.18%	6.23%
Year Ended December 31, 2010 (e)	$7.74	0.15	1.00	1.15	(0.15)	(0.15)	$8.74	14.99%	$2,273,476,988	0.19%	1.88%	0.19%	4.46%
Year Ended December 31, 2009 (e)	$6.28	0.16	1.46	1.62	(0.16)	(0.16)	$7.74	26.19%	$1,922,248,342	0.22%	2.40%	0.22%	11.47%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of May 1, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or,

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,851,307,733	$—	$—	$2,851,307,733
Futures Contracts	234,334	—	—	234,334
Mutual Fund	47,775,249	—	—	47,775,249
Repurchase Agreements	—	22,403,783	—	22,403,783
Total	$2,899,317,316	$22,403,783	$—	$2,921,721,099

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.” The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$234,334
Total		$234,334

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$3,946,117
Total	$3,946,117

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(965,053)
Total	$(965,053)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(d)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$1,000,000	$—	$1,000,000	$(1,000,000)	$—
Credit Suisse (USA) LLC	11,403,783	—	11,403,783	(11,403,783)	—
Goldman Sachs & Co.	10,000,000	—	10,000,000	(10,000,000)	—
Total	$22,403,783	$—	$22,403,783	$(22,403,783)	$—

Amounts designated as — are zero or have been rounded to zero.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.125%
$1.5 billion up to $3 billion	0.105%
$3 billion and more	0.095%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.12%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.21% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFA has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $416,062 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

27

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $4,795.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of 0.15% of the average daily net assets of Class I and Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class I and Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such administrative services fees by NFS amounted to $23,826.

For the six months ended June 30, 2014, NFS earned $134,954 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees before voluntary fee waivers that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively, and after voluntary fee waivers was 0.08% and 0.08%, respectively. For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.10% for Class IV shares.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $52,251,755 and sales of $389,548,077 (excluding short-term securities).

28

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $0 of brokerage commissions.

29

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,976,243,519	$990,547,040	$(45,303,794)	$945,243,246

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

30

Supplemental Information

June 30, 2014 (Unaudited)

NVIT S&P 500 Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013), including securities lending income, compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

31

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares underperformed the Fund’s benchmark (on a gross performance basis) by 4 basis points for the three-year period ended August 31, 2013. The Trustees considered management’s statements that index funds attempt to replicate performance of the benchmark, but that trading costs, replication techniques, and cash flows that funds may experience sometimes create small deviations between index fund returns and their respective benchmarks. The Trustees noted management’s statement that, in this case, the small 4-basis point tracking error to the benchmark caused the Fund to rank in the 5th quintile when compared to its peers.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may

32

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

33

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

34

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

35

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

36

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

37

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

38

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

39

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

40

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

41

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

42

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

43

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

44

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund

SAR-SCX 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Small Cap Index Fund

Asset Allocation†

Common Stocks	96.2%
Repurchase Agreements	9.7%
Mutual Fund	3.4%
Right††	0.0%
Warrant††	0.0%
Liabilities in excess of other assets†††	(9.3)%
100.0%

Top Industries††††

Real Estate Investment Trusts (REITs)	7.3%
Banks	6.5%
Biotechnology	4.5%
Oil, Gas & Consumable Fuels	3.8%
Software	3.6%
Semiconductors & Semiconductor Equipment	3.3%
Specialty Retail	2.8%
Machinery	2.8%
Health Care Equipment & Supplies	2.7%
Hotels, Restaurants & Leisure	2.5%
Other Industries*	60.2%
100.0%

Top Holdings††††

Fidelity Institutional Money Market Fund —Institutional Class	3.2%
InterMune, Inc.	0.2%
Prosperity Bancshares, Inc.	0.2%
Aspen Technology, Inc.	0.2%
WEX, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.2%
Tenneco, Inc.	0.2%
PolyOne Corp.	0.2%
Investors Bancorp, Inc.	0.2%
Ultimate Software Group, Inc. (The)	0.2%
Other Holdings*	95.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Small Cap Index Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class II Shares	Actual	(a)	1,000.00	1,030.00	3.02	0.60
	Hypothetical	(a)(b)	1,000.00	1,021.82	3.01	0.60
Class Y Shares	Actual	(a)	1,000.00	1,032.10	1.36	0.27
	Hypothetical	(a)(b)	1,000.00	1,023.46	1.35	0.27

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 96.2%

	Shares	Market Value

Aerospace & Defense 1.6%
AAR Corp.	12,065	$332,511
Aerovironment, Inc.*	5,821	185,108
American Science & Engineering, Inc.	2,410	167,712
Astronics Corp.*	4,780	269,831
Cubic Corp.	6,250	278,187
Curtiss-Wright Corp.	14,695	963,404
DigitalGlobe, Inc.*	23,027	640,151
Ducommun, Inc.*	3,335	87,144
Engility Holdings, Inc.*	5,392	206,298
Esterline Technologies Corp.*	9,700	1,116,664
GenCorp, Inc.* (a)	18,306	349,645
HEICO Corp.	20,282	1,053,447
KEYW Holding Corp. (The)* (a)	10,024	126,002
Kratos Defense & Security Solutions, Inc.*	13,806	107,687
LMI Aerospace, Inc.* (a)	3,303	43,203
Moog, Inc., Class A*	13,573	989,336
National Presto Industries, Inc. (a)	1,482	107,949
Orbital Sciences Corp.*	18,480	546,084
SIFCO Industries, Inc.	697	21,746
Sparton Corp.*	3,132	86,882
Taser International, Inc.*	16,498	219,423
Teledyne Technologies, Inc.*	11,442	1,111,819

		9,010,233

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	16,022	134,104
Atlas Air Worldwide Holdings, Inc.*	7,724	284,629
Echo Global Logistics, Inc.*	7,083	135,781
Forward Air Corp.	9,479	453,570
Hub Group, Inc., Class A*	11,241	566,546
Park-Ohio Holdings Corp.	2,689	156,258
UTi Worldwide, Inc.*	27,935	288,848
XPO Logistics, Inc.* (a)	16,059	459,609

		2,479,345

Airlines 0.3%
Allegiant Travel Co.	4,203	494,987
Hawaiian Holdings, Inc.* (a)	13,822	189,500
JetBlue Airways Corp.*	75,835	822,810
Republic Airways Holdings, Inc.*	15,240	165,201
SkyWest, Inc.	15,587	190,473

		1,862,971

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	20,672	390,494
Cooper Tire & Rubber Co.	19,358	580,740
Cooper-Standard Holding, Inc.*	4,131	273,307
Dana Holding Corp.	47,817	1,167,691
Dorman Products, Inc.*	8,223	405,558
Drew Industries, Inc.	7,200	360,072
Federal-Mogul Holdings Corp.*	8,683	175,657
Fox Factory Holding Corp.*	3,345	58,839

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Fuel Systems Solutions, Inc.*	4,436	$49,417
Gentherm, Inc.*	10,778	479,082
Modine Manufacturing Co.*	14,599	229,788
Motorcar Parts of America, Inc.*	4,575	111,401
Remy International, Inc.	4,388	102,460
Shiloh Industries, Inc.*	2,476	45,707
Spartan Motors, Inc.	10,544	47,870
Standard Motor Products, Inc.	6,044	269,986
Stoneridge, Inc.*	8,702	93,286
Strattec Security Corp.	1,015	65,457
Superior Industries International, Inc.	7,191	148,278
Tenneco, Inc.*	18,575	1,220,378
Tower International, Inc.*	6,231	229,550

		6,505,018

Automobiles 0.0%†
Winnebago Industries, Inc.*	8,348	210,203

Banks 7.1%
1st Source Corp.	4,616	141,342
1st United Bancorp, Inc.	9,226	79,528
American National Bankshares, Inc.	2,514	54,629
Ameris Bancorp*	7,778	167,694
Ames National Corp. (a)	2,644	61,182
Arrow Financial Corp.	3,354	87,003
Banc of California, Inc. (a)	8,946	97,511
BancFirst Corp.	2,187	135,375
Banco Latinoamericano de Comercio Exterior SA, Class E	9,099	269,967
Bancorp, Inc. (The)*	10,329	123,018
BancorpSouth, Inc.	29,294	719,754
Bank of Kentucky Financial Corp. (The)	1,906	66,310
Bank of Marin Bancorp	1,845	84,114
Bank of the Ozarks, Inc.	24,214	809,958
Banner Corp.	5,983	237,106
BBCN Bancorp, Inc.	24,306	387,681
BNC Bancorp	5,957	101,686
Boston Private Financial Holdings, Inc.	24,495	329,213
Bridge Bancorp, Inc.	3,555	85,284
Bridge Capital Holdings*	3,051	73,865
Bryn Mawr Bank Corp.	4,251	123,789
Camden National Corp.	2,307	89,419
Capital Bank Financial Corp., Class A*	7,373	174,077
Capital City Bank Group, Inc. (a)	3,410	49,547
Cardinal Financial Corp.	9,859	181,997
Cascade Bancorp*	9,622	50,131
Cathay General Bancorp	24,317	621,543
Center Bancorp, Inc.	3,655	70,286
Centerstate Banks, Inc.	10,673	119,538
Central Pacific Financial Corp.	5,250	104,213
Century Bancorp, Inc., Class A	1,046	36,966
Chemical Financial Corp.	9,136	256,539
Citizens & Northern Corp.	3,885	75,719

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
City Holding Co.	4,814	$217,208
CNB Financial Corp.	4,465	75,012
CoBiz Financial, Inc.	11,101	119,558
Columbia Banking System, Inc.	15,937	419,302
Community Bank System, Inc.	12,410	449,242
Community Trust Bancorp, Inc.	4,793	164,016
CommunityOne Bancorp*	3,449	33,455
ConnectOne Bancorp, Inc.*	1,236	61,664
CU Bancorp*	2,974	56,714
Customers Bancorp, Inc.*	7,760	155,278
CVB Financial Corp.	32,072	514,114
Eagle Bancorp, Inc.*	7,011	236,621
Enterprise Bancorp, Inc.	2,285	47,140
Enterprise Financial Services Corp.	6,070	109,624
Fidelity Southern Corp.	4,924	63,963
Financial Institutions, Inc.	4,272	100,050
First Bancorp	6,056	111,128
First Bancorp, Inc.	3,079	53,759
First BanCorp, Puerto Rico*	31,401	170,821
First Busey Corp.	22,387	130,068
First Business Financial Services, Inc.	1,137	53,473
First Citizens BancShares, Inc., Class A	2,267	555,415
First Commonwealth Financial Corp.	28,937	266,799
First Community Bancshares, Inc.	5,136	73,599
First Connecticut Bancorp, Inc.	5,097	81,807
First Financial Bancorp	17,667	304,049
First Financial Bankshares, Inc. (a)	19,536	612,844
First Financial Corp.	3,535	113,792
First Interstate BancSystem, Inc.	5,506	149,653
First Merchants Corp.	10,981	232,138
First Midwest Bancorp, Inc.	22,999	391,673
First NBC Bank Holding Co.*	4,478	150,058
First of Long Island Corp. (The)	2,483	97,036
FirstMerit Corp.	50,431	996,012
Flushing Financial Corp.	9,330	191,732
FNB Corp.	50,411	646,269
German American Bancorp, Inc.	3,981	107,805
Glacier Bancorp, Inc.	22,631	642,268
Great Southern Bancorp, Inc.	3,198	102,496
Guaranty Bancorp	4,551	63,259
Hampton Roads Bankshares, Inc.* (a)	10,328	17,867
Hancock Holding Co.	25,099	886,497
Hanmi Financial Corp.	9,755	205,635
Heartland Financial USA, Inc.	4,661	115,267
Heritage Commerce Corp.	6,608	53,987
Heritage Financial Corp.	9,071	145,952
Heritage Oaks Bancorp*	6,725	51,312
Home BancShares, Inc.	16,408	538,511
HomeTrust Bancshares, Inc.*	5,764	90,898
Horizon Bancorp	2,770	60,497
Hudson Valley Holding Corp.	4,617	83,337
IBERIABANK Corp.	9,546	660,488
Independent Bank Corp.	13,133	355,755

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Independent Bank Group, Inc.	2,748	$152,981
International Bancshares Corp.	16,583	447,741
Investors Bancorp, Inc.	108,822	1,202,483
Lakeland Bancorp, Inc.	11,766	127,073
Lakeland Financial Corp.	5,077	193,738
Macatawa Bank Corp. (a)	7,869	39,896
MainSource Financial Group, Inc.	6,400	110,400
MB Financial, Inc.	16,817	454,900
Mercantile Bank Corp.	4,973	113,782
Merchants Bancshares, Inc.	1,631	52,159
Metro Bancorp, Inc.*	4,383	101,335
MidSouth Bancorp, Inc.	2,592	51,555
MidWestOne Financial Group, Inc.	2,151	51,602
National Bank Holdings Corp., Class A	12,672	252,680
National Bankshaugrghrgs, Inc. (a)	2,184	67,464
National Penn Bancshares, Inc.	35,963	380,489
NBT Bancorp, Inc.	13,368	321,099
NewBridge Bancorp*	9,945	80,157
Northrim BanCorp, Inc.	2,081	53,211
OFG Bancorp (a)	13,795	253,966
Old Line Bancshares, Inc.	2,283	35,980
Old National Bancorp	32,276	460,901
OmniAmerican Bancorp, Inc.	3,625	90,625
Opus Bank*	1,425	41,411
Pacific Continental Corp.	5,547	76,160
Pacific Premier Bancorp, Inc.*	5,240	73,832
Palmetto Bancshares, Inc.*	1,400	20,146
Park National Corp. (a)	3,851	297,297
Park Sterling Corp.	14,046	92,563
Peapack Gladstone Financial Corp.	3,801	80,619
Penns Woods Bancorp, Inc.	1,521	71,639
Peoples Bancorp, Inc.	3,349	88,581
Peoples Financial Services Corp.	2,183	112,184
Pinnacle Financial Partners, Inc.	10,870	429,148
Preferred Bank, Los Angeles*	3,685	87,113
PrivateBancorp, Inc.	21,811	633,828
Prosperity Bancshares, Inc.	21,205	1,327,433
Renasant Corp.	9,599	279,043
Republic Bancorp, Inc., Class A	3,062	72,631
Republic First Bancorp, Inc.*	9,024	45,481
S&T Bancorp, Inc.	9,124	226,731
Sandy Spring Bancorp, Inc.	7,708	192,006
Seacoast Banking Corp. of Florida*	5,682	61,763
ServisFirst Bancshares, Inc.*	174	15,039
Sierra Bancorp	3,771	59,582
Simmons First National Corp., Class A	5,012	197,423
South State Corp.	7,364	449,204
Southside Bancshares, Inc. (a)	5,795	167,809
Southwest Bancorp, Inc.	6,077	103,674
Square 1 Financial, Inc., Class A*	1,683	31,994
State Bank Financial Corp.	9,893	167,291
Sterling Bancorp	25,628	307,536
Stock Yards Bancorp, Inc.	4,388	131,201
Stonegate Bank	2,900	73,080

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Suffolk Bancorp*	3,592	$80,138
Sun Bancorp, Inc.*	12,420	49,804
Susquehanna Bancshares, Inc.	57,270	604,771
Talmer Bancorp, Inc., Class A*	5,642	77,803
Taylor Capital Group, Inc.*	5,435	116,200
Texas Capital Bancshares, Inc.*	13,147	709,281
Tompkins Financial Corp.	4,552	219,315
TowneBank (a)	8,762	137,651
TriCo Bancshares	4,946	114,450
Tristate Capital Holdings, Inc.*	6,391	90,305
Trustmark Corp.	20,551	507,404
UMB Financial Corp.	11,441	725,245
Umpqua Holdings Corp.	50,851	911,250
Union Bankshares Corp.	14,017	359,536
United Bankshares, Inc.	20,925	676,505
United Community Banks, Inc.	15,146	247,940
Univest Corp. of Pennsylvania	5,051	104,556
Valley National Bancorp	60,413	598,693
VantageSouth Bancshares, Inc.* (a)	6,043	35,956
ViewPoint Financial Group, Inc.	12,208	328,517
Washington Trust Bancorp, Inc.	4,496	165,318
Webster Financial Corp.	27,574	869,684
WesBanco, Inc.	8,043	249,655
West Bancorporation, Inc.	4,666	71,063
Westamerica Bancorporation (a)	8,023	419,442
Western Alliance Bancorp*	23,069	549,042
Wilshire Bancorp, Inc.	21,290	218,648
Wintrust Financial Corp.	14,151	650,946
Yadkin Financial Corp.*	4,285	80,729

		39,532,407

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	2,544	568,635
Coca-Cola Bottling Co. Consolidated	1,430	105,348
Craft Brew Alliance, Inc.*	3,250	35,945
National Beverage Corp.*	3,566	67,469

		777,397

Biotechnology 4.9%
ACADIA Pharmaceuticals, Inc.* (a)	24,068	543,696
Acceleron Pharma, Inc.* (a)	5,002	169,918
Achillion Pharmaceuticals, Inc.* (a)	29,641	224,382
Acorda Therapeutics, Inc.*	12,723	428,892
Actinium Pharmaceuticals, Inc.*	5,869	42,374
Adamas Pharmaceuticals, Inc.*	839	15,337
Aegerion Pharmaceuticals, Inc.* (a)	9,006	289,003
Agenus, Inc.*	18,750	60,375
Agios Pharmaceuticals, Inc.* (a)	4,131	189,282
Akebia Therapeutics, Inc.*	2,368	65,807
Alder Biopharmaceuticals, Inc.*	2,415	48,469
AMAG Pharmaceuticals, Inc.*	6,790	140,689
Anacor Pharmaceuticals, Inc.* (a)	10,028	177,796
Applied Genetic Technologies Corp.*	1,456	33,634

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Arena Pharmaceuticals, Inc.* (a)	67,175	$393,646
ARIAD Pharmaceuticals, Inc.*	50,189	319,704
Array BioPharma, Inc.*	38,887	177,325
Arrowhead Research Corp.*	15,809	226,227
Auspex Pharmaceuticals, Inc.*	2,477	55,163
BioCryst Pharmaceuticals, Inc.*	21,327	271,919
BioSpecifics Technologies Corp.*	1,073	28,928
BioTime, Inc.* (a)	15,564	47,470
Bluebird Bio, Inc.*	5,788	223,243
Cara Therapeutics, Inc.* (a)	1,662	28,287
Celldex Therapeutics, Inc.* (a)	27,295	445,454
Cellular Dynamics International, Inc.* (a)	2,845	41,452
Cepheid, Inc.*	21,256	1,019,013
ChemoCentryx, Inc.* (a)	8,177	47,835
Chimerix, Inc.*	8,179	179,447
Clovis Oncology, Inc.*	7,527	311,693
CTI BioPharma Corp.* (a)	40,824	114,715
Cytokinetics, Inc.* (a)	10,493	50,157
Cytori Therapeutics, Inc.* (a)	20,142	48,139
CytRx Corp.*	16,916	70,709
Dendreon Corp.* (a)	49,615	114,115
Dicerna Pharmaceuticals, Inc.* (a)	1,078	24,330
Durata Therapeutics, Inc.* (a)	4,742	80,756
Dyax Corp.*	41,564	399,014
Dynavax Technologies Corp.* (a)	80,735	129,176
Eleven Biotherapeutics, Inc.*	1,400	18,452
Emergent Biosolutions, Inc.*	8,887	199,602
Enanta Pharmaceuticals, Inc.*	3,146	135,498
Epizyme, Inc.*	3,881	120,777
Esperion Therapeutics, Inc.* (a)	1,424	22,556
Exact Sciences Corp.* (a)	25,331	431,387
Exelixis, Inc.* (a)	59,673	202,292
Five Prime Therapeutics, Inc.*	5,178	80,518
Flexion Therapeutics, Inc.*	1,387	18,697
Foundation Medicine, Inc.* (a)	4,236	114,203
Galectin Therapeutics, Inc.*	5,451	75,278
Galena Biopharma, Inc.* (a)	36,293	111,057
Genocea Biosciences, Inc.*	1,198	22,463
Genomic Health, Inc.*	5,131	140,589
Geron Corp.* (a)	48,118	154,459
Halozyme Therapeutics, Inc.* (a)	31,525	311,467
Heron Therapeutics, Inc.*	5,728	70,569
Hyperion Therapeutics, Inc.*	4,128	107,741
Idenix Pharmaceuticals, Inc.*	35,847	863,913
Idera Pharmaceuticals, Inc.*	18,227	52,858
ImmunoGen, Inc.* (a)	26,237	310,908
Immunomedics, Inc.* (a)	25,301	92,349
Infinity Pharmaceuticals, Inc.*	14,879	189,558
Inovio Pharmaceuticals, Inc.*	18,299	197,812
Insmed, Inc.*	11,957	238,901
Insys Therapeutics, Inc.* (a)	3,050	95,252
InterMune, Inc.*	30,174	1,332,182
Intrexon Corp.* (a)	10,837	272,334

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Ironwood Pharmaceuticals, Inc.* (a)	36,424	$558,380
Isis Pharmaceuticals, Inc.* (a)	35,855	1,235,205
Karyopharm Therapeutics, Inc.* (a)	3,770	175,494
Keryx Biopharmaceuticals, Inc.* (a)	27,916	429,348
Kindred Biosciences, Inc.*	3,296	61,437
KYTHERA Biopharmaceuticals, Inc.* (a)	5,293	203,092
Lexicon Pharmaceuticals, Inc.*	70,138	112,922
Ligand Pharmaceuticals, Inc.*	6,317	393,486
MacroGenics, Inc.*	6,052	131,510
MannKind Corp.* (a)	69,530	764,135
Merrimack Pharmaceuticals, Inc.* (a)	30,080	219,283
MiMedx Group, Inc.* (a)	28,509	202,129
Mirati Therapeutics, Inc.*	2,101	42,020
Momenta Pharmaceuticals, Inc.*	14,687	177,419
NanoViricides, Inc.*	11,957	50,578
Navidea Biopharmaceuticals, Inc.* (a)	45,716	67,660
NeoStem, Inc.*	7,039	45,894
Neuralstem, Inc.*	20,782	87,700
Neurocrine Biosciences, Inc.*	23,226	344,674
NewLink Genetics Corp.* (a)	6,040	160,362
Northwest Biotherapeutics, Inc.*	10,817	72,582
Novavax, Inc.* (a)	63,812	294,811
NPS Pharmaceuticals, Inc.*	32,434	1,071,944
Ohr Pharmaceutical, Inc.*	6,296	59,875
OncoMed Pharmaceuticals, Inc.* (a)	3,815	88,890
Oncothyreon, Inc.*	20,974	67,956
Ophthotech Corp.* (a)	4,228	178,887
OPKO Health, Inc.* (a)	60,074	531,054
Orexigen Therapeutics, Inc.* (a)	35,474	219,229
Organovo Holdings, Inc.*	18,918	157,965
Osiris Therapeutics, Inc.* (a)	5,744	89,721
OvaScience, Inc.* (a)	4,542	41,650
PDL BioPharma, Inc. (a)	49,186	476,121
Peregrine Pharmaceuticals, Inc.* (a)	54,353	102,184
Portola Pharmaceuticals, Inc.*	11,189	326,495
Progenics Pharmaceuticals, Inc.*	21,610	93,139
Prothena Corp. PLC*	6,666	150,318
PTC Therapeutics, Inc.*	6,747	176,367
Puma Biotechnology, Inc.*	7,097	468,402
Raptor Pharmaceutical Corp.* (a)	19,099	220,593
Receptos, Inc.*	4,707	200,518
Regado Biosciences, Inc.*	4,543	30,847
Regulus Therapeutics, Inc.* (a)	4,093	32,908
Repligen Corp.*	9,784	222,977
Retrophin, Inc.* (a)	6,503	76,345
Rigel Pharmaceuticals, Inc.*	26,958	97,858
Sangamo BioSciences, Inc.*	20,777	317,265
Sarepta Therapeutics, Inc.* (a)	12,431	370,320
Spectrum Pharmaceuticals, Inc.* (a)	19,888	161,689
Stemline Therapeutics, Inc.* (a)	3,509	51,477
Sunesis Pharmaceuticals, Inc.* (a)	15,040	98,061
Synageva BioPharma Corp.*	6,528	684,134
Synergy Pharmaceuticals, Inc.* (a)	28,468	115,865

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Synta Pharmaceuticals Corp.* (a)	17,589	$71,939
TESARO, Inc.*	5,868	182,554
TG Therapeutics, Inc.* (a)	7,134	66,988
Threshold Pharmaceuticals, Inc.*	15,862	62,814
Ultragenyx Pharmaceutical, Inc.* (a)	2,042	91,665
Vanda Pharmaceuticals, Inc.* (a)	10,422	168,628
Verastem, Inc.* (a)	6,307	57,141
Versartis, Inc.*	2,078	58,267
Vital Therapies, Inc.*	1,564	42,603
Xencor, Inc.*	4,518	52,499
XOMA Corp.*	25,553	117,288
ZIOPHARM Oncology, Inc.* (a)	25,235	101,697

		27,146,501

Building Products 0.7%
AAON, Inc.	8,598	288,205
American Woodmark Corp.*	3,713	118,333
Apogee Enterprises, Inc.	8,888	309,836
Builders FirstSource, Inc.*	14,052	105,109
Continental Building Products, Inc.*	3,694	56,887
Gibraltar Industries, Inc.*	9,466	146,818
Griffon Corp.	12,230	151,652
Insteel Industries, Inc.	5,566	109,372
Masonite International Corp.*	8,937	502,796
NCI Building Systems, Inc.*	8,496	165,077
Norcraft Cos., Inc.*	2,328	33,314
Nortek, Inc.*	2,784	249,892
Patrick Industries, Inc.*	2,479	115,497
PGT, Inc.*	14,283	120,977
Ply Gem Holdings, Inc.*	6,383	64,468
Quanex Building Products Corp.	11,456	204,719
Simpson Manufacturing Co., Inc.	12,581	457,445
Trex Co., Inc.*	10,264	295,808
Universal Forest Products, Inc.	6,120	295,412

		3,791,617

Capital Markets 1.5%
Arlington Asset Investment Corp., Class A (a)	5,728	156,546
BGC Partners, Inc., Class A	52,850	393,204
Calamos Asset Management, Inc., Class A	5,298	70,940
CIFC Corp. (a)	2,138	19,263
Cohen & Steers, Inc. (a)	5,870	254,641
CorEnergy Infrastructure Trust, Inc.	9,340	69,209
Cowen Group, Inc., Class A*	34,938	147,438
Diamond Hill Investment Group, Inc.	886	113,160
Evercore Partners, Inc., Class A	10,078	580,896
FBR & Co.*	2,790	75,693
Financial Engines, Inc. (a)	15,688	710,353
FXCM, Inc., Class A (a)	13,808	206,568
GAMCO Investors, Inc., Class A	1,933	160,536
GFI Group, Inc.	22,648	75,191
Greenhill & Co., Inc. (a)	8,636	425,323
HFF, Inc., Class A	10,037	373,276

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
ICG Group, Inc.*	12,533	$261,689
INTL. FCStone, Inc.*	4,617	91,971
Investment Technology Group, Inc.*	11,069	186,845
Janus Capital Group, Inc.	45,674	570,011
KCG Holdings, Inc., Class A*	16,291	193,537
Ladenburg Thalmann Financial Services, Inc.*	31,178	98,211
Manning & Napier, Inc.	4,280	73,873
Marcus & Millichap, Inc.*	2,411	61,505
Moelis & Co.*	2,217	74,513
Oppenheimer Holdings, Inc., Class A	3,143	75,401
Piper Jaffray Cos.*	4,989	258,281
Pzena Investment Management, Inc., Class A	3,643	40,656
RCS Capital Corp., Class A (a)	1,276	27,089
Safeguard Scientifics, Inc.*	6,376	132,557
Silvercrest Asset Management Group, Inc., Class A	1,720	29,601
Stifel Financial Corp.*	19,945	944,396
SWS Group, Inc.*	8,937	65,061
Virtus Investment Partners, Inc.*	2,158	456,956
Walter Investment Management Corp.* (a)	11,515	342,917
Westwood Holdings Group, Inc.	2,222	133,409
WisdomTree Investments, Inc.* (a)	32,812	405,556

		8,356,272

Chemicals 2.3%
A. Schulman, Inc.	8,910	344,817
Advanced Emissions Solutions, Inc.*	6,670	152,943
American Vanguard Corp. (a)	8,804	116,389
Axiall Corp.	21,326	1,008,080
Balchem Corp.	9,283	497,197
Calgon Carbon Corp.*	16,287	363,689
Chase Corp.	2,028	69,236
Chemtura Corp.*	29,315	766,001
Ferro Corp.*	21,954	275,742
Flotek Industries, Inc.*	16,398	527,360
FutureFuel Corp.	6,683	110,871
H.B. Fuller Co.	15,277	734,824
Hawkins, Inc.	3,139	116,582
Innophos Holdings, Inc.	6,689	385,086
Innospec, Inc.	7,395	319,242
Intrepid Potash, Inc.* (a)	17,031	285,440
KMG Chemicals, Inc.	2,782	50,020
Koppers Holdings, Inc.	6,255	239,254
Kraton Performance Polymers, Inc.*	10,033	224,639
Kronos Worldwide, Inc.	6,201	97,170
Landec Corp.*	8,131	101,556
LSB Industries, Inc.*	5,917	246,561
Marrone Bio Innovations, Inc.* (a)	3,380	39,276
Minerals Technologies, Inc.	10,525	690,230
Olin Corp.	24,095	648,637
OM Group, Inc.	9,808	318,073
OMNOVA Solutions, Inc.*	14,549	132,250

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
PolyOne Corp.	28,718	$1,210,177
Quaker Chemical Corp.	4,040	310,232
Rentech, Inc.*	68,688	177,902
Senomyx, Inc.*	12,880	111,412
Sensient Technologies Corp.	15,084	840,480
Stepan Co.	5,850	309,231
Taminco Corp.*	8,622	200,548
Trecora Resources*	6,080	71,987
Tredegar Corp.	7,601	177,939
Tronox Ltd., Class A	18,699	503,003
Zep, Inc.	7,101	125,404

		12,899,480

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	16,996	458,552
ACCO Brands Corp.*	35,008	224,401
ARC Document Solutions, Inc.*	12,390	72,605
Brady Corp., Class A	14,551	434,638
Brink’s Co. (The)	14,757	416,443
Casella Waste Systems, Inc., Class A*	12,190	61,072
CECO Environmental Corp.	6,273	97,796
Cenveo, Inc.* (a)	17,243	63,972
Civeo Corp.*	28,508	713,555
Deluxe Corp.	15,281	895,161
Ennis, Inc.	8,023	122,431
G&K Services, Inc., Class A	6,058	315,440
Healthcare Services Group, Inc.	21,428	630,840
Heritage-Crystal Clean, Inc.*	2,816	55,278
Herman Miller, Inc.	18,073	546,528
HNI Corp.	13,758	538,075
InnerWorkings, Inc.*	11,027	93,730
Interface, Inc.	20,177	380,135
Kimball International, Inc., Class B	10,359	173,202
Knoll, Inc.	14,831	257,021
McGrath RentCorp	7,928	291,354
Mobile Mini, Inc.	14,200	680,038
MSA Safety, Inc.	8,967	515,423
Multi-Color Corp.	3,849	153,998
NL Industries, Inc.	2,200	20,438
Performant Financial Corp.*	8,912	90,011
Quad/Graphics, Inc.	8,320	186,118
Quest Resource Holding Corp.*	3,400	17,714
Schawk, Inc.	3,747	76,289
SP Plus Corp.*	4,756	101,731
Steelcase, Inc., Class A	25,243	381,927
Team, Inc.*	6,275	257,401
Tetra Tech, Inc.	19,818	544,995
UniFirst Corp.	4,498	476,788
United Stationers, Inc.	12,010	498,055
US Ecology, Inc.	6,584	322,287
Viad Corp.	6,265	149,358
West Corp.	11,666	312,649

		11,627,449

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Communications Equipment 1.5%
ADTRAN, Inc.	17,222	$388,528
Alliance Fiber Optic Products, Inc. (a)	3,823	69,196
Applied Optoelectronics, Inc.*	4,457	103,402
Aruba Networks, Inc.*	32,619	571,485
Bel Fuse, Inc., Class B	3,057	78,473
Black Box Corp.	4,771	111,832
CalAmp Corp.*	11,016	238,607
Calix, Inc.*	12,580	102,904
Ciena Corp.*	32,039	693,965
Clearfield, Inc.*	3,427	57,539
Comtech Telecommunications Corp.	4,687	174,966
Digi International, Inc.*	7,877	74,201
Emulex Corp.*	24,373	138,926
Extreme Networks, Inc.*	29,209	129,688
Finisar Corp.*	29,509	582,803
Harmonic, Inc.*	29,075	216,900
Infinera Corp.*	37,455	344,586
InterDigital, Inc.	12,340	589,852
Ixia*	17,591	201,065
KVH Industries, Inc.*	4,916	64,055
NETGEAR, Inc.*	11,149	387,651
Numerex Corp., Class A* (a)	4,476	51,429
Oclaro, Inc.*	28,021	61,646
Oplink Communications, Inc.*	5,707	96,848
ParkerVision, Inc.* (a)	29,341	43,425
Plantronics, Inc.	12,971	623,257
Polycom, Inc.*	41,947	525,596
Procera Networks, Inc.* (a)	6,324	63,809
Ruckus Wireless, Inc.*	19,711	234,758
ShoreTel, Inc.*	19,206	125,223
Sonus Networks, Inc.*	74,740	268,317
TESSCO Technologies, Inc.	1,746	55,401
Ubiquiti Networks, Inc.* (a)	9,054	409,150
ViaSat, Inc.*	12,606	730,644

		8,610,127

Construction & Engineering 0.8%
Aegion Corp.*	11,621	270,421
Ameresco, Inc., Class A*	6,218	43,713
Argan, Inc.	3,857	143,827
Comfort Systems USA, Inc.	11,519	182,000
Dycom Industries, Inc.*	10,396	325,499
EMCOR Group, Inc.	20,511	913,355
Furmanite Corp.*	11,554	134,489
Granite Construction, Inc.	11,914	428,666
Great Lakes Dredge & Dock Corp.*	18,370	146,776
Layne Christensen Co.*	6,059	80,585
MasTec, Inc.*	18,892	582,251
MYR Group, Inc.*	6,504	164,746
Northwest Pipe Co.*	2,907	117,239
Orion Marine Group, Inc.*	8,534	92,423
Pike Corp.*	8,185	73,338
Primoris Services Corp.	11,547	333,015

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering (continued)
Sterling Construction Co., Inc.*	5,595	$52,481
Tutor Perini Corp.*	11,377	361,106

		4,445,930

Construction Materials 0.2%
Headwaters, Inc.*	22,480	312,247
Texas Industries, Inc.*	6,771	625,370
United States Lime & Minerals, Inc.	617	39,982
US Concrete, Inc.*	4,355	107,786

		1,085,385

Consumer Finance 0.6%
Cash America International, Inc.	8,590	381,654
Consumer Portfolio Services, Inc.*	6,323	48,181
Credit Acceptance Corp.*	2,165	266,512
Encore Capital Group, Inc.*	7,822	355,275
EZCORP, Inc., Class A*	15,739	181,785
First Cash Financial Services, Inc.*	8,844	509,326
Green Dot Corp., Class A*	9,448	179,323
JGWPT Holdings, Inc., Class A* (a)	3,679	41,426
Nelnet, Inc., Class A	6,380	264,323
Nicholas Financial, Inc.	3,180	45,665
Portfolio Recovery Associates, Inc.*	15,280	909,618
Regional Management Corp.*	3,209	49,643
Springleaf Holdings, Inc.* (a)	7,527	195,326
World Acceptance Corp.* (a)	2,548	193,546

		3,621,603

Containers & Packaging 0.4%
AEP Industries, Inc.*	1,401	48,853
Berry Plastics Group, Inc.*	27,376	706,301
Graphic Packaging Holding Co.*	99,540	1,164,618
Myers Industries, Inc.	8,464	170,042
UFP Technologies, Inc.*	1,780	42,880

		2,132,694

Distributors 0.2%
Core-Mark Holding Co., Inc.	7,204	328,718
Pool Corp.	13,753	777,870
VOXX International Corp.*	5,851	55,058
Weyco Group, Inc.	2,079	56,985

		1,218,631

Diversified Consumer Services 1.1%
2U, Inc.*	3,073	51,657
American Public Education, Inc.*	5,355	184,105
Ascent Capital Group, Inc., Class A*	4,252	280,675
Bridgepoint Education, Inc.*	4,983	66,174
Bright Horizons Family Solutions, Inc.*	9,298	399,256
Capella Education Co.	3,347	182,043
Career Education Corp.*	20,334	95,163
Carriage Services, Inc.	4,991	85,496
Chegg, Inc.* (a)	22,286	156,894

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Diversified Consumer Services (continued)
Collectors Universe, Inc.	1,988	$38,945
Education Management Corp.*	6,371	10,767
Grand Canyon Education, Inc.*	14,229	654,107
Hillenbrand, Inc.	19,072	622,129
Houghton Mifflin Harcourt Co.*	33,116	634,503
ITT Educational Services, Inc.* (a)	7,158	119,467
JTH Holding, Inc., Class A*	1,233	41,071
K12, Inc.*	10,432	251,098
LifeLock, Inc.*	24,524	342,355
Matthews International Corp., Class A	8,334	346,444
Regis Corp.	13,334	187,743
Sotheby’s	18,593	780,720
Steiner Leisure Ltd.*	4,496	194,632
Strayer Education, Inc.*	3,317	174,176
Universal Technical Institute, Inc.	6,609	80,233
Weight Watchers International, Inc.	8,408	169,589

		6,149,442

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	6,886	54,193
MarketAxess Holdings, Inc.	11,522	622,879
Marlin Business Services Corp.	2,632	47,876
NewStar Financial, Inc.*	8,239	115,840
PHH Corp.*	17,542	403,115
PICO Holdings, Inc.*	7,005	166,439
Resource America, Inc., Class A	3,947	36,905
Tiptree Financial, Inc., Class A	1,889	16,434

		1,463,681

Diversified Telecommunication Services 0.6%
8x8, Inc.*	27,165	219,493
Atlantic Tele-Network, Inc.	2,871	166,518
Cbeyond, Inc.*	8,400	83,580
Cincinnati Bell, Inc.*	64,342	252,864
Cogent Communications Holdings, Inc.	14,239	491,957
Consolidated Communications Holdings, Inc. (a)	12,396	275,687
Enventis Corp.	4,303	68,160
FairPoint Communications, Inc.* (a)	6,424	89,743
General Communication, Inc., Class A*	10,856	120,285
Globalstar, Inc.*	83,518	354,952
Hawaiian Telcom Holdco, Inc.* (a)	3,250	92,983
IDT Corp., Class B	5,053	88,023
inContact, Inc.*	18,386	168,967
Inteliquent, Inc.	9,982	138,450
Intelsat SA*	8,237	155,185
Iridium Communications, Inc.* (a)	24,465	206,974
Lumos Networks Corp.	5,653	81,799
magicJack VocalTec Ltd.* (a)	5,492	83,039
ORBCOMM, Inc.*	13,427	88,484
Premiere Global Services, Inc.*	14,798	197,553
Vonage Holdings Corp.*	52,985	198,694

		3,623,390

Common Stocks (continued)

	Shares	Market Value

Electric Utilities 1.4%
ALLETE, Inc.	12,914	$663,134
Cleco Corp.	18,403	1,084,857
El Paso Electric Co.	12,313	495,106
Empire District Electric Co. (The)	13,207	339,156
IDACORP, Inc.	15,337	886,939
MGE Energy, Inc.	10,579	417,976
NRG Yield, Inc., Class A (a)	6,162	320,732
Otter Tail Corp.	11,128	337,067
PNM Resources, Inc.	24,337	713,804
Portland General Electric Co.	23,808	825,423
UIL Holdings Corp.	17,258	668,057
Unitil Corp.	4,329	146,450
UNS Energy Corp.	12,724	768,657

		7,667,358

Electrical Equipment 1.1%
AZZ, Inc.	7,807	359,747
Capstone Turbine Corp.* (a)	100,181	151,273
Encore Wire Corp.	6,325	310,178
EnerSys	14,312	984,522
Enphase Energy, Inc.* (a)	5,506	47,076
Franklin Electric Co., Inc.	14,539	586,358
FuelCell Energy, Inc.* (a)	67,295	161,508
Generac Holdings, Inc.*	20,976	1,022,370
General Cable Corp.	14,830	380,538
Global Power Equipment Group, Inc.	5,186	83,806
GrafTech International Ltd.* (a)	35,907	375,587
LSI Industries, Inc.	6,814	54,376
Plug Power, Inc.*	50,904	238,231
Polypore International, Inc.* (a)	13,767	657,099
Powell Industries, Inc.	2,844	185,941
Power Solutions International, Inc.* (a)	1,358	97,735
PowerSecure International, Inc.*	6,793	66,164
Preformed Line Products Co.	825	44,410
Revolution Lighting Technologies, Inc.* (a)	9,578	22,029
Thermon Group Holdings, Inc.*	9,682	254,830
Vicor Corp.*	5,175	43,367

		6,127,145

Electronic Equipment, Instruments & Components 2.7%
Aeroflex Holding Corp.*	6,085	63,892
Agilysys, Inc.*	4,394	61,867
Anixter International, Inc.	8,282	828,780
Badger Meter, Inc.	4,415	232,450
Belden, Inc.	13,303	1,039,762
Benchmark Electronics, Inc.*	16,453	419,222
Checkpoint Systems, Inc.*	12,747	178,331
Cognex Corp.*	26,502	1,017,677
Coherent, Inc.*	7,609	503,488
Control4 Corp.* (a)	3,438	67,247
CTS Corp.	10,364	193,807
CUI Global, Inc.*	6,118	51,391
Daktronics, Inc.	11,459	136,591

12

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
DTS, Inc.*	5,241	$96,487
Electro Rent Corp.	5,151	86,176
Electro Scientific Industries, Inc.	7,563	51,504
Fabrinet*	10,663	219,658
FARO Technologies, Inc.*	5,271	258,911
FEI Co.	12,883	1,168,875
Gerber Scientific, Inc.* (a)(b)	8,390	0
GSI Group, Inc.*	9,360	119,153
II-VI, Inc.*	16,044	231,996
Insight Enterprises, Inc.*	12,497	384,158
InvenSense, Inc.* (a)	21,669	491,670
Itron, Inc.*	11,996	486,438
KEMET Corp.*	14,078	80,948
Littelfuse, Inc.	6,862	637,823
Maxwell Technologies, Inc.*	9,174	138,803
Measurement Specialties, Inc.*	4,876	419,677
Mercury Systems, Inc.*	10,140	114,988
Mesa Laboratories, Inc.	839	70,442
Methode Electronics, Inc.	11,586	442,701
MTS Systems Corp.	4,624	313,322
Multi-Fineline Electronix, Inc.*	2,678	29,565
Newport Corp.*	12,168	225,108
OSI Systems, Inc.*	6,089	406,441
Park Electrochemical Corp.	6,402	180,600
PC Connection, Inc.	2,962	61,254
Plexus Corp.*	10,357	448,355
RealD, Inc.* (a)	12,360	157,714
Rofin-Sinar Technologies, Inc.*	8,588	206,456
Rogers Corp.*	5,538	367,446
Sanmina Corp.*	25,131	572,484
ScanSource, Inc.*	8,688	330,839
Speed Commerce, Inc.*	14,853	55,550
SYNNEX Corp.*	8,674	631,901
TTM Technologies, Inc.*	16,618	136,268
Universal Display Corp.* (a)	12,388	397,655
Viasystems Group, Inc.*	1,453	15,823
Vishay Precision Group, Inc.*	3,870	63,700

		14,895,394

Energy Equipment & Services 2.0%
Basic Energy Services, Inc.*	9,695	283,288
Bristow Group, Inc.	10,838	873,760
C&J Energy Services, Inc.*	14,040	474,271
CARBO Ceramics, Inc. (a)	6,018	927,494
CHC Group Ltd.*	10,379	87,599
Dawson Geophysical Co.	2,477	70,966
Era Group, Inc.*	6,225	178,533
Exterran Holdings, Inc.	17,861	803,566
Forum Energy Technologies, Inc.*	18,112	659,820
Geospace Technologies Corp.*	4,013	221,036
Glori Energy, Inc.*	3,575	38,824
Gulf Island Fabrication, Inc.	4,417	95,054
GulfMark Offshore, Inc., Class A	8,197	370,340

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc.*	32,197	$847,103
Hercules Offshore, Inc.* (a)	49,148	197,575
Hornbeck Offshore Services, Inc.* (a)	11,058	518,841
ION Geophysical Corp.*	39,614	167,171
Key Energy Services, Inc.*	40,151	366,980
Matrix Service Co.*	8,076	264,812
McDermott International, Inc.*	72,191	584,025
Mitcham Industries, Inc.*	3,977	55,598
Natural Gas Services Group, Inc.*	3,816	126,157
Newpark Resources, Inc.*	25,952	323,362
North Atlantic Drilling Ltd. (a)	21,893	232,504
Nuverra Environmental Solutions, Inc.* (a)	4,569	91,883
Parker Drilling Co.*	37,126	242,062
PHI, Inc., Non-Voting Shares*	3,879	172,887
Pioneer Energy Services Corp.*	19,183	336,470
Profire Energy, Inc.*	3,900	17,589
RigNet, Inc.*	3,675	197,789
SEACOR Holdings, Inc.*	6,275	516,119
Tesco Corp.	10,505	224,177
TETRA Technologies, Inc.*	24,162	284,628
Vantage Drilling Co.*	63,198	121,340
Willbros Group, Inc.*	12,272	151,559

		11,125,182

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	8,601	443,639
Casey’s General Stores, Inc.	11,751	825,978
Chefs’ Warehouse Inc. (The)* (a)	5,457	107,885
Fairway Group Holdings Corp.* (a)	5,552	36,921
Fresh Market, Inc. (The)*	13,028	436,047
Ingles Markets, Inc., Class A	3,964	104,451
Liberator Medical Holdings, Inc.	9,305	34,894
Natural Grocers by Vitamin Cottage, Inc.*	2,786	59,648
Pantry, Inc. (The)*	7,248	117,418
PriceSmart, Inc.	5,720	497,869
Roundy’s, Inc. (a)	11,809	65,068
SpartanNash Co.	11,498	241,573
SUPERVALU, Inc.*	61,969	509,385
Susser Holdings Corp.*	5,652	456,229
United Natural Foods, Inc.*	15,138	985,484
Village Super Market, Inc., Class A	1,947	46,008
Weis Markets, Inc.	3,373	154,247

		5,122,744

Food Products 1.5%
Alico, Inc.	895	33,554
Annie’s, Inc.*	5,166	174,714
B&G Foods, Inc.	16,385	535,626
Boulder Brands, Inc.*	18,697	265,123
Calavo Growers, Inc.	4,050	137,012
Cal-Maine Foods, Inc.	4,716	350,493
Chiquita Brands International, Inc.*	14,396	156,197
Darling Ingredients, Inc.*	50,137	1,047,863

13

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Dean Foods Co.	28,438	$500,224
Diamond Foods, Inc.*	6,695	188,799
Farmer Bros. Co.*	2,200	47,542
Fresh Del Monte Produce, Inc.	10,996	337,027
Inventure Foods, Inc.*	4,624	52,113
J&J Snack Foods Corp.	4,538	427,117
John B. Sanfilippo & Son, Inc.	2,573	68,107
Lancaster Colony Corp.	5,634	536,131
Lifeway Foods, Inc.*	1,435	20,061
Limoneira Co.	3,353	73,665
Omega Protein Corp.*	6,277	85,869
Post Holdings, Inc.*	13,422	683,314
Sanderson Farms, Inc.	7,035	683,802
Seaboard Corp.*	87	262,764
Seneca Foods Corp., Class A*	2,501	76,531
Snyder’s-Lance, Inc.	14,528	384,411
Tootsie Roll Industries, Inc. (a)	5,742	169,044
TreeHouse Foods, Inc.*	11,223	898,626

		8,195,729

Gas Utilities 1.0%
Chesapeake Utilities Corp.	2,974	212,135
Laclede Group, Inc. (The)	9,975	484,286
New Jersey Resources Corp.	12,830	733,363
Northwest Natural Gas Co. (a)	8,245	388,752
ONE Gas, Inc.	15,669	591,505
Piedmont Natural Gas Co., Inc.	23,706	886,841
South Jersey Industries, Inc.	10,028	605,792
Southwest Gas Corp.	14,156	747,295
WGL Holdings, Inc.	15,787	680,420

		5,330,389

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	6,861	304,011
ABIOMED, Inc.* (a)	12,179	306,180
Accuray, Inc.* (a)	23,293	204,978
Analogic Corp.	3,788	296,373
AngioDynamics, Inc.*	7,602	124,141
Anika Therapeutics, Inc.*	4,395	203,620
Antares Pharma, Inc.* (a)	35,428	94,593
AtriCure, Inc.*	8,333	153,161
Atrion Corp.	472	153,872
Cantel Medical Corp.	10,304	377,333
Cardiovascular Systems, Inc.*	8,427	262,585
Cerus Corp.* (a)	21,903	90,897
CONMED Corp.	8,317	367,196
CryoLife, Inc.	8,613	77,086
Cyberonics, Inc.*	8,205	512,484
Cynosure, Inc., Class A*	6,769	143,841
Derma Sciences, Inc.*	6,855	79,244
DexCom, Inc.*	22,846	906,072
Endologix, Inc.*	19,609	298,253
Exactech, Inc.*	2,962	74,731

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
GenMark Diagnostics, Inc.* (a)	12,619	$170,735
Globus Medical, Inc., Class A*	20,025	478,998
Greatbatch, Inc.*	7,572	371,482
Haemonetics Corp.*	15,889	560,564
HeartWare International, Inc.*	5,182	458,607
ICU Medical, Inc.*	4,074	247,740
Inogen, Inc.* (a)	1,558	35,148
Insulet Corp.*	16,902	670,502
Integra LifeSciences Holdings Corp.*	7,588	357,091
Invacare Corp.	9,865	181,220
K2M Group Holdings, Inc.*	2,607	38,792
LDR Holding Corp.* (a)	5,014	125,400
Masimo Corp.*	14,786	348,950
Meridian Bioscience, Inc.	12,722	262,582
Merit Medical Systems, Inc.*	13,209	199,456
Natus Medical, Inc.*	9,852	247,679
Neogen Corp.*	11,213	453,790
NuVasive, Inc.*	14,240	506,517
NxStage Medical, Inc.*	18,774	269,782
OraSure Technologies, Inc.*	17,175	147,877
Orthofix International NV*	5,649	204,776
Oxford Immunotec Global PLC*	3,854	64,863
PhotoMedex, Inc.* (a)	4,029	49,355
Quidel Corp.*	8,736	193,153
Rockwell Medical, Inc.* (a)	12,515	150,055
RTI Surgical, Inc.*	17,626	76,673
Spectranetics Corp. (The)*	12,682	290,164
STAAR Surgical Co.*	11,701	196,577
STERIS Corp.	18,021	963,763
SurModics, Inc.*	4,209	90,157
Symmetry Medical, Inc.*	11,475	101,669
Tandem Diabetes Care, Inc.* (a)	2,637	42,878
Thoratec Corp.*	17,340	604,472
Tornier NV*	10,797	252,434
TransEnterix, Inc.*	8,574	43,213
TriVascular Technologies, Inc.*	2,218	34,534
Unilife Corp.* (a)	31,609	93,563
Utah Medical Products, Inc.	1,108	56,996
Vascular Solutions, Inc.*	5,181	114,966
Veracyte, Inc.*	1,922	32,905
Volcano Corp.*	15,710	276,653
West Pharmaceutical Services, Inc.	21,549	908,937
Wright Medical Group, Inc.*	15,192	477,029
ZELTIQ Aesthetics, Inc.* (a)	8,829	134,113

		16,617,461

Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*	11,108	505,414
Addus HomeCare Corp.*	1,885	42,375
Air Methods Corp.*	11,954	617,424
Alliance HealthCare Services, Inc.*	1,576	42,552
Almost Family, Inc.*	2,620	57,850
Amedisys, Inc.* (a)	8,408	140,750

14

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.*	14,262	$175,423
Amsurg Corp.*	9,926	452,328
Bio-Reference Labs, Inc.* (a)	7,516	227,134
BioScrip, Inc.*	20,771	173,230
BioTelemetry, Inc.*	7,866	56,399
Capital Senior Living Corp.*	8,907	212,343
Chemed Corp. (a)	5,346	501,027
Chindex International, Inc.*	4,208	99,688
CorVel Corp.*	3,423	154,651
Cross Country Healthcare, Inc.*	9,352	60,975
Emeritus Corp.*	11,485	363,500
Ensign Group, Inc. (The)	6,129	190,489
ExamWorks Group, Inc.*	10,580	335,703
Five Star Quality Care, Inc.*	13,137	65,816
Gentiva Health Services, Inc.*	9,657	145,434
Hanger, Inc.*	10,752	338,150
HealthSouth Corp.	26,902	964,975
Healthways, Inc.*	9,662	169,471
IPC The Hospitalist Co., Inc.*	5,234	231,447
Kindred Healthcare, Inc.	16,722	386,278
Landauer, Inc.	2,939	123,438
LHC Group, Inc.*	3,810	81,420
Magellan Health, Inc.*	8,391	522,256
Molina Healthcare, Inc.*	9,189	410,105
MWI Veterinary Supply, Inc.*	3,927	557,595
National HealthCare Corp.	3,159	177,820
National Research Corp., Class A*	2,717	38,011
National Research Corp., Class B* (a)	311	12,141
Owens & Minor, Inc.	19,216	652,960
PharMerica Corp.*	9,171	262,199
Providence Service Corp. (The)*	3,518	128,724
RadNet, Inc.*	9,869	65,431
Select Medical Holdings Corp.	23,873	372,419
Skilled Healthcare Group, Inc., Class A*	7,012	44,105
Surgical Care Affiliates, Inc.*	3,809	110,766
Team Health Holdings, Inc.*	21,435	1,070,464
Triple-S Management Corp., Class B*	7,458	133,722
U.S. Physical Therapy, Inc.	3,743	127,973
Universal American Corp.	12,521	104,300
WellCare Health Plans, Inc.*	13,342	996,114

		12,702,789

Health Care Technology 0.5%
Castlight Health, Inc., Class B*	3,931	59,751
Computer Programs & Systems, Inc.	3,422	217,639
HealthStream, Inc.*	6,428	156,200
HMS Holdings Corp.*	26,772	546,417
MedAssets, Inc.*	18,645	425,852
Medidata Solutions, Inc.*	16,520	707,221
Merge Healthcare, Inc.*	21,368	48,505
Omnicell, Inc.*	11,219	322,098
Quality Systems, Inc.	15,113	242,564
Vocera Communications, Inc.*	6,845	90,354

		2,816,601

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 2.7%
Biglari Holdings, Inc.*	443	$187,376
BJ’s Restaurants, Inc.*	7,241	252,783
Bloomin’ Brands, Inc.*	23,479	526,634
Bob Evans Farms, Inc.	7,521	376,426
Boyd Gaming Corp.*	23,669	287,105
Bravo Brio Restaurant Group, Inc.*	5,932	92,599
Buffalo Wild Wings, Inc.*	5,770	956,147
Caesars Acquisition Co., Class A*	13,763	170,248
Caesars Entertainment Corp.* (a)	15,661	283,151
Carrols Restaurant Group, Inc.*	10,719	76,319
Cheesecake Factory, Inc. (The)	15,221	706,559
Churchill Downs, Inc.	4,091	368,640
Chuy’s Holdings, Inc.*	5,042	183,025
ClubCorp Holdings, Inc.	6,637	123,050
Cracker Barrel Old Country Store, Inc.	5,818	579,298
Del Frisco’s Restaurant Group, Inc.*	7,140	196,778
Denny’s Corp.*	26,848	175,049
Diamond Resorts International, Inc.*	10,796	251,223
DineEquity, Inc.	5,083	404,048
Einstein Noah Restaurant Group, Inc.	3,246	52,131
Empire Resorts, Inc.*	4,384	31,389
Famous Dave’s of America, Inc.*	1,384	39,721
Fiesta Restaurant Group, Inc.*	8,156	378,520
Ignite Restaurant Group, Inc.* (a)	2,293	33,386
International Speedway Corp., Class A	8,473	281,981
Interval Leisure Group, Inc.	12,114	265,781
Intrawest Resorts Holdings, Inc.*	4,337	49,702
Isle of Capri Casinos, Inc.*	6,720	57,523
Jack in the Box, Inc.	12,227	731,664
Jamba, Inc.*	5,313	64,287
Krispy Kreme Doughnuts, Inc.*	19,931	318,497
La Quinta Holdings, Inc.*	13,490	258,199
Life Time Fitness, Inc.*	12,468	607,690
Marcus Corp. (The)	5,596	102,127
Marriott Vacations Worldwide Corp.*	8,693	509,671
Monarch Casino & Resort, Inc.*	2,918	44,179
Morgans Hotel Group Co.*	8,910	70,656
Multimedia Games Holding Co., Inc.*	9,070	268,835
Nathan’s Famous, Inc.*	931	50,451
Noodles & Co.* (a)	3,264	112,249
Orient-Express Hotels Ltd., Class A*	29,617	430,631
Papa John’s International, Inc.	9,359	396,728
Papa Murphy’s Holdings, Inc.*	1,733	16,602
Penn National Gaming, Inc.*	23,852	289,563
Pinnacle Entertainment, Inc.*	17,757	447,121
Popeyes Louisiana Kitchen, Inc.*	7,235	316,242
Potbelly Corp.* (a)	4,506	71,916
Red Robin Gourmet Burgers, Inc.*	4,366	310,859
Ruby Tuesday, Inc.*	18,850	143,072
Ruth’s Hospitality Group, Inc.	11,084	136,887
Scientific Games Corp., Class A*	15,418	171,448
Sonic Corp.*	16,632	367,235
Speedway Motorsports, Inc.	3,517	64,185

15

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	21,137	$549,562
Vail Resorts, Inc.	11,022	850,678
Zoe’s Kitchen, Inc.*	1,752	60,234

		15,148,060

Household Durables 1.0%
Beazer Homes USA, Inc.*	8,179	171,595
Cavco Industries, Inc.*	2,677	228,348
CSS Industries, Inc.	2,769	73,019
Dixie Group, Inc. (The)*	4,431	46,924
Ethan Allen Interiors, Inc.	7,719	190,968
Flexsteel Industries, Inc.	1,501	50,058
Helen of Troy Ltd.*	8,728	529,179
Hovnanian Enterprises, Inc., Class A* (a)	35,576	183,216
Installed Building Products, Inc.*	2,630	32,217
iRobot Corp.* (a)	8,983	367,854
KB Home (a)	25,559	477,442
La-Z-Boy, Inc.	15,995	370,604
LGI Homes, Inc.*	4,266	77,854
Libbey, Inc.*	6,604	175,931
Lifetime Brands, Inc.	3,200	50,304
M.D.C. Holdings, Inc. (a)	11,913	360,845
M/I Homes, Inc.*	7,497	181,952
Meritage Homes Corp.*	11,941	504,030
NACCO Industries, Inc., Class A	1,481	74,939
New Home Co., Inc. (The)*	2,637	37,261
Ryland Group, Inc. (The)	14,322	564,860
Skullcandy, Inc.*	5,969	43,275
Standard Pacific Corp.*	44,275	380,765
TRI Pointe Homes, Inc.* (a)	5,110	80,329
Turtle Beach Corp.*	2,055	18,988
UCP, Inc., Class A*	2,483	33,943
Universal Electronics, Inc.*	4,877	238,388
WCI Communities, Inc.*	3,470	67,006
William Lyon Homes, Class A*	5,302	161,393

		5,773,487

Household Products 0.2%
Central Garden and Pet Co., Class A*	13,140	120,888
Harbinger Group, Inc.*	25,251	320,687
Oil-Dri Corp. of America	1,491	45,580
Orchids Paper Products Co.	2,398	76,832
WD-40 Co.	4,572	343,906

		907,893

Independent Power and Renewable Electricity Producers 0.3%
Atlantic Power Corp. (a)	37,105	152,131
Dynegy, Inc.*	30,628	1,065,854
Ormat Technologies, Inc. (a)	5,436	156,720
Pattern Energy Group, Inc.	11,977	396,558

		1,771,263

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 0.1%
Raven Industries, Inc.	11,120	$368,517

Information Technology Services 2.2%
Acxiom Corp.*	23,439	508,392
Blackhawk Network Holdings, Inc.* (a)	16,061	453,242
CACI International, Inc., Class A*	7,165	503,055
Cardtronics, Inc.*	13,590	463,147
Cass Information Systems, Inc.	3,467	171,547
CIBER, Inc.*	23,377	115,482
Computer Task Group, Inc.	4,671	76,885
Convergys Corp.	30,955	663,675
CSG Systems International, Inc.	10,432	272,380
Datalink Corp.*	6,074	60,740
EPAM Systems, Inc.*	10,850	474,688
Euronet Worldwide, Inc.*	15,551	750,180
EVERTEC, Inc.	19,953	483,661
ExlService Holdings, Inc.*	10,002	294,559
Forrester Research, Inc.	3,358	127,201
Global Cash Access Holdings, Inc.*	20,197	179,753
Hackett Group, Inc. (The)	7,437	44,399
Heartland Payment Systems, Inc.	10,940	450,837
Higher One Holdings, Inc.*	9,951	37,913
iGATE Corp.*	11,223	408,405
Information Services Group, Inc.*	9,549	45,931
Lionbridge Technologies, Inc.*	19,561	116,192
Luxoft Holding, Inc.* (a)	2,388	86,111
ManTech International Corp., Class A	7,304	215,614
MAXIMUS, Inc.	20,667	889,094
ModusLink Global Solutions, Inc.* (a)	11,753	43,956
MoneyGram International, Inc.*	8,809	129,757
NeuStar, Inc., Class A*	6,801	176,962
PRGX Global, Inc.*	9,191	58,731
Sapient Corp.*	34,899	567,109
Science Applications International Corp.	12,739	562,554
ServiceSource International, Inc.* (a)	20,794	120,605
Sykes Enterprises, Inc.*	12,062	262,107
Syntel, Inc.*	4,738	407,279
TeleTech Holdings, Inc.*	5,378	155,908
Unisys Corp.*	15,614	386,290
Virtusa Corp.*	7,906	283,035
WEX, Inc.*	11,823	1,241,060

		12,288,436

Insurance 2.4%
Ambac Financial Group, Inc.*	12,958	353,883
American Equity Investment Life Holding Co.	22,609	556,181
AMERISAFE, Inc.	5,732	233,120
AmTrust Financial Services, Inc. (a)	9,186	384,067
Argo Group International Holdings Ltd.	7,986	408,164
Atlas Financial Holdings, Inc.*	3,509	53,196
Baldwin & Lyons, Inc., Class B	2,934	76,108
Citizens, Inc.*	13,646	100,980
CNO Financial Group, Inc.	66,459	1,182,970

16

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Crawford & Co., Class B	8,392	$84,591
Donegal Group, Inc., Class A	2,415	36,949
eHealth, Inc.*	5,785	219,656
EMC Insurance Group, Inc.	1,455	44,785
Employers Holdings, Inc.	9,613	203,603
Enstar Group Ltd.*	2,612	393,707
FBL Financial Group, Inc., Class A	2,892	133,032
Federated National Holding Co.	3,410	86,955
Fidelity & Guaranty Life	3,465	82,952
First American Financial Corp.	32,604	906,065
Global Indemnity PLC*	2,573	66,872
Greenlight Capital Re Ltd., Class A*	8,689	286,216
Hallmark Financial Services, Inc.*	4,486	48,225
HCI Group, Inc. (a)	2,787	113,152
Heritage Insurance Holdings, Inc.*	1,998	30,390
Hilltop Holdings, Inc.*	20,730	440,720
Horace Mann Educators Corp.	12,433	388,780
Independence Holding Co.	2,509	35,452
Infinity Property & Casualty Corp.	3,531	237,389
Kansas City Life Insurance Co.	1,172	53,303
Kemper Corp.	14,039	517,478
Maiden Holdings Ltd.	15,406	186,259
Meadowbrook Insurance Group, Inc.	15,390	110,654
Montpelier Re Holdings Ltd.	11,982	382,825
National General Holdings Corp.	10,824	188,338
National Interstate Corp.	2,106	59,010
National Western Life Insurance Co., Class A	686	171,095
Navigators Group, Inc. (The)*	3,218	215,767
OneBeacon Insurance Group Ltd., Class A	6,978	108,438
Phoenix Cos., Inc. (The)*	1,750	84,683
Platinum Underwriters Holdings Ltd.	8,217	532,872
Primerica, Inc.	16,668	797,564
RLI Corp.	13,128	601,000
Safety Insurance Group, Inc.	3,978	204,390
Selective Insurance Group, Inc.	17,162	424,245
State Auto Financial Corp.	4,722	110,636
Stewart Information Services Corp.	6,587	204,263
Symetra Financial Corp.	22,996	522,929
Third Point Reinsurance Ltd.*	17,141	261,572
United Fire Group, Inc.	6,332	185,654
United Insurance Holdings Corp.	5,004	86,369
Universal Insurance Holdings, Inc.	9,447	122,528

		13,320,032

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	7,615	44,167
Blue Nile, Inc.*	3,724	104,272
Coupons.com, Inc.*	3,670	96,558
FTD Cos., Inc.*	5,812	184,764
Gaiam, Inc., Class A*	4,299	33,016
HSN, Inc.	10,117	599,331
Lands’ End, Inc.*	4,995	167,732
Nutrisystem, Inc.	8,840	151,252

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail (continued)
Orbitz Worldwide, Inc.*	15,676	$139,516
Overstock.com, Inc.*	3,523	55,558
PetMed Express, Inc. (a)	6,222	83,873
RetailMeNot, Inc.*	9,383	249,682
Shutterfly, Inc.*	11,773	506,945
ValueVision Media, Inc., Class A*	12,914	64,441
Vitacost.com, Inc.*	6,890	43,131

		2,524,238

Internet Software & Services 2.7%
Aerohive Networks, Inc.*	2,780	22,852
Amber Road, Inc.*	2,654	42,809
Angie’s List, Inc.* (a)	13,283	158,599
Bankrate, Inc.*	20,405	357,904
Bazaarvoice, Inc.* (a)	15,466	122,027
Benefitfocus, Inc.* (a)	1,514	69,977
Blucora, Inc.*	12,879	243,027
Borderfree, Inc.*	1,776	29,428
Brightcove, Inc.*	9,763	102,902
Carbonite, Inc.*	5,308	63,537
Care.com, Inc.* (a)	2,016	25,522
ChannelAdvisor Corp.*	6,308	166,279
comScore, Inc.*	10,624	376,939
Constant Contact, Inc.*	9,585	307,774
Conversant, Inc.*	20,479	520,167
Cornerstone OnDemand, Inc.*	16,216	746,260
Cvent, Inc.*	5,452	158,599
Dealertrack Technologies, Inc.*	16,326	740,221
Demand Media, Inc.*	13,118	63,229
Demandware, Inc.*	9,166	635,845
Dice Holdings, Inc.*	12,036	91,594
Digital River, Inc.*	10,092	155,719
E2open, Inc.* (a)	7,021	145,124
EarthLink Holdings Corp.	31,632	117,671
Endurance International Group Holdings, Inc.* (a)	9,197	140,622
Envestnet, Inc.*	10,366	507,105
Everyday Health, Inc.*	2,277	42,079
Five9, Inc.*	3,589	25,841
Global Eagle Entertainment, Inc.*	11,594	143,766
Gogo, Inc.* (a)	17,034	333,185
GrubHub, Inc.*	2,709	95,926
GTT Communications, Inc.*	4,184	42,719
Internap Network Services Corp.*	16,828	118,637
IntraLinks Holdings, Inc.*	12,067	107,276
j2 Global, Inc.	14,498	737,368
Limelight Networks, Inc.*	18,128	55,472
Liquidity Services, Inc.* (a)	8,084	127,404
LivePerson, Inc.*	16,737	169,880
LogMeIn, Inc.*	7,426	346,200
Marchex, Inc., Class B	9,901	119,010
Marin Software, Inc.*	7,926	93,289
Marketo, Inc.* (a)	7,809	227,086

17

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Millennial Media, Inc.* (a)	22,896	$114,251
Monster Worldwide, Inc.*	27,893	182,420
Move, Inc.*	12,172	180,024
NIC, Inc.	19,978	316,651
OpenTable, Inc.*	7,179	743,744
OPOWER, Inc.*	2,328	43,883
Perficient, Inc.*	10,510	204,630
Q2 Holdings, Inc.*	2,965	42,281
QuinStreet, Inc.*	10,453	57,596
RealNetworks, Inc.*	7,062	53,883
Reis, Inc.	2,622	55,272
Rocket Fuel, Inc.* (a)	5,581	173,513
SciQuest, Inc.*	8,341	147,552
Shutterstock, Inc.* (a)	4,636	384,695
SPS Commerce, Inc.*	4,964	313,675
Stamps.com, Inc.*	4,311	145,238
TechTarget, Inc.*	4,947	43,632
Textura Corp.* (a)	5,663	133,873
Travelzoo, Inc.*	2,319	44,873
Tremor Video, Inc.* (a)	10,626	50,155
TrueCar, Inc.*	2,351	34,748
Trulia, Inc.* (a)	11,270	533,973
Unwired Planet, Inc.*	30,536	68,095
Vistaprint NV* (a)	10,158	410,993
Web.com Group, Inc.*	15,806	456,319
WebMD Health Corp.*	11,817	570,761
Wix.com Ltd.* (a)	4,208	83,487
XO Group, Inc.*	8,393	102,562
Xoom Corp.*	9,412	248,100
YuMe, Inc.* (a)	5,408	31,907
Zix Corp.*	18,530	63,373

		14,933,029

Leisure Products 0.5%
Arctic Cat, Inc.	3,946	155,551
Black Diamond, Inc.*	7,094	79,595
Brunswick Corp.	28,276	1,191,268
Callaway Golf Co.	23,717	197,325
Escalade, Inc.	2,845	45,918
JAKKS Pacific, Inc.* (a)	5,744	44,459
Johnson Outdoors, Inc., Class A	1,527	39,397
LeapFrog Enterprises, Inc.* (a)	20,044	147,323
Malibu Boats, Inc., Class A*	2,248	45,185
Marine Products Corp.	3,339	27,714
Nautilus, Inc.*	9,572	106,154
Smith & Wesson Holding Corp.* (a)	16,836	244,795
Sturm Ruger & Co., Inc. (a)	5,921	349,398

		2,674,082

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.* (a)	6,902	179,452
Affymetrix, Inc.* (a)	22,332	198,978
Albany Molecular Research, Inc.*	7,206	144,985

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services (continued)
Cambrex Corp.*	9,441	$195,429
Enzo Biochem, Inc.*	10,232	53,718
Fluidigm Corp.*	8,552	251,429
Furiex Pharmaceuticals, Inc.*	2,184	231,897
Luminex Corp.*	11,506	197,328
NanoString Technologies, Inc.*	2,996	44,790
Pacific Biosciences of California, Inc.*	17,473	107,983
PAREXEL International Corp.*	17,354	916,985
Sequenom, Inc.*	35,718	138,229

		2,661,203

Machinery 3.1%
Accuride Corp.*	11,991	58,636
Actuant Corp., Class A	21,667	749,028
Alamo Group, Inc.	2,176	117,700
Albany International Corp., Class A	8,580	325,697
Altra Industrial Motion Corp.	8,271	300,982
American Railcar Industries, Inc. (a)	2,885	195,516
ARC Group Worldwide, Inc.*	915	13,908
Astec Industries, Inc.	5,757	252,617
Barnes Group, Inc.	16,518	636,604
Blount International, Inc.*	15,188	214,303
Briggs & Stratton Corp.	14,253	291,616
Chart Industries, Inc.*	9,292	768,820
CIRCOR International, Inc.	5,391	415,808
CLARCOR, Inc.	15,356	949,769
Columbus McKinnon Corp.	6,066	164,085
Commercial Vehicle Group, Inc.*	8,025	80,571
Douglas Dynamics, Inc.	6,843	120,574
Dynamic Materials Corp.	4,288	94,893
Energy Recovery, Inc.* (a)	12,004	59,060
EnPro Industries, Inc.*	6,936	507,438
ESCO Technologies, Inc.	8,104	280,723
ExOne Co. (The)* (a)	3,020	119,652
Federal Signal Corp.	19,230	281,719
FreightCar America, Inc.	3,697	92,573
Global Brass & Copper Holdings, Inc.	6,439	108,819
Gorman-Rupp Co. (The)	5,769	204,049
Graham Corp.	3,079	107,180
Greenbrier Cos., Inc. (The)*	8,410	484,416
Harsco Corp.	24,451	651,130
Hurco Cos., Inc.	1,987	56,033
Hyster-Yale Materials Handling, Inc.	3,135	277,573
John Bean Technologies Corp.	8,905	275,966
Kadant, Inc.	3,422	131,576
LB Foster Co., Class A	3,150	170,478
Lindsay Corp. (a)	3,918	330,953
Lydall, Inc.*	5,229	143,118
Manitex International, Inc.*	4,324	70,222
Meritor, Inc.*	29,900	389,896
Miller Industries, Inc.	3,543	72,915
Mueller Industries, Inc.	17,279	508,175
Mueller Water Products, Inc., Class A	48,654	420,371

18

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
NN, Inc.	5,363	$137,185
Omega Flex, Inc.	876	17,187
Proto Labs, Inc.*	6,892	564,593
RBC Bearings, Inc.	7,092	454,243
Rexnord Corp.*	22,863	643,593
Standex International Corp.	3,907	290,993
Sun Hydraulics Corp.	6,745	273,847
Tennant Co.	5,611	428,231
Titan International, Inc. (a)	13,490	226,902
TriMas Corp.*	13,806	526,423
Twin Disc, Inc.	2,536	83,815
Wabash National Corp.*	21,067	300,205
Watts Water Technologies, Inc., Class A	8,678	535,693
Woodward, Inc.	20,209	1,014,088
Xerium Technologies, Inc.*	3,346	46,710

		17,038,870

Marine 0.2%
Baltic Trading Ltd.	14,786	88,420
International Shipholding Corp.	1,765	40,454
Matson, Inc.	13,131	352,436
Navios Maritime Holdings, Inc.	24,015	243,032
Safe Bulkers, Inc.	11,696	114,153
Scorpio Bulkers, Inc.*	41,249	367,116
Ultrapetrol (Bahamas) Ltd.*	6,670	19,810

		1,225,421

Media 1.4%
AH Belo Corp., Class A	5,838	69,180
AMC Entertainment Holdings, Inc., Class A	6,469	160,884
Carmike Cinemas, Inc.*	7,061	248,053
Central European Media Enterprises Ltd., Class A*	21,838	61,583
Crown Media Holdings, Inc., Class A*	10,862	39,429
Cumulus Media, Inc., Class A*	41,271	271,976
Daily Journal Corp.*	322	66,554
Dex Media, Inc.* (a)	4,614	51,400
E.W. Scripps Co. (The), Class A*	9,573	202,565
Entercom Communications Corp., Class A*	7,506	80,539
Entravision Communications Corp., Class A	17,418	108,340
Eros International PLC*	5,820	88,289
Global Sources Ltd.* (a)	5,317	44,025
Gray Television, Inc.*	15,196	199,524
Harte-Hanks, Inc.	14,702	105,707
Hemisphere Media Group, Inc.* (a)	2,713	34,075
Journal Communications, Inc., Class A*	13,848	122,832
Lee Enterprises, Inc.*	16,118	71,725
Loral Space & Communications, Inc.*	3,999	290,687
Martha Stewart Living Omnimedia, Inc., Class A*	8,915	41,901
McClatchy Co. (The), Class A*	18,713	103,857
MDC Partners, Inc., Class A	12,936	277,995
Media General, Inc.* (a)	16,538	339,525

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Meredith Corp.	10,952	$529,639
National CineMedia, Inc.	18,641	326,404
New Media Investment Group, Inc.*	9,015	127,202
New York Times Co. (The), Class A	42,092	640,219
Nexstar Broadcasting Group, Inc., Class A (a)	9,340	482,037
Radio One, Inc., Class D*	6,812	33,583
ReachLocal, Inc.* (a)	3,971	27,916
Reading International, Inc., Class A*	5,412	46,164
Rentrak Corp.*	3,056	160,287
Saga Communications, Inc., Class A	1,160	49,555
Salem Communications Corp., Class A	3,145	29,752
Scholastic Corp.	8,114	276,606
SFX Entertainment, Inc.* (a)	13,355	108,176
Sinclair Broadcast Group, Inc., Class A (a)	20,964	728,499
Sizmek, Inc.*	6,882	65,586
Time, Inc.*	33,586	813,453
World Wrestling Entertainment, Inc., Class A (a)	9,043	107,883

		7,633,606

Metals & Mining 1.3%
AK Steel Holding Corp.* (a)	41,792	332,664
Allied Nevada Gold Corp.* (a)	31,916	120,004
AM Castle & Co.* (a)	5,655	62,431
Ampco-Pittsburgh Corp.	2,521	57,832
Century Aluminum Co.*	15,720	246,490
Coeur Mining, Inc.*	31,590	289,996
Commercial Metals Co.	35,897	621,377
Globe Specialty Metals, Inc.	19,500	405,210
Gold Resource Corp. (a)	11,221	56,778
Handy & Harman Ltd.*	1,547	41,413
Haynes International, Inc.	3,791	214,533
Hecla Mining Co.	104,911	361,943
Horsehead Holding Corp.*	15,550	283,943
Kaiser Aluminum Corp.	5,491	400,129
Materion Corp.	6,290	232,667
Molycorp, Inc.* (a)	55,383	142,334
Noranda Aluminum Holding Corp.	13,202	46,603
Olympic Steel, Inc.	2,834	70,141
RTI International Metals, Inc.*	9,401	249,973
Schnitzer Steel Industries, Inc., Class A	8,007	208,742
Stillwater Mining Co.*	36,587	642,102
SunCoke Energy, Inc.*	21,319	458,359
U.S. Silica Holdings, Inc.	16,388	908,551
Universal Stainless & Alloy Products, Inc.*	2,185	70,969
Walter Energy, Inc. (a)	20,053	109,289
Worthington Industries, Inc.	15,697	675,599

		7,310,072

Multiline Retail 0.1%
Bon-Ton Stores, Inc. (The) (a)	4,314	44,477
Burlington Stores, Inc.*	8,714	277,628

19

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Multiline Retail (continued)
Fred’s, Inc., Class A	11,260	$172,165
Tuesday Morning Corp.*	13,302	237,042

		731,312

Multi-Utilities 0.4%
Avista Corp.	18,367	615,662
Black Hills Corp.	13,609	835,456
NorthWestern Corp.	11,872	619,600

		2,070,718

Oil, Gas & Consumable Fuels 4.1%
Abraxas Petroleum Corp.*	25,307	158,422
Adams Resources & Energy, Inc.	648	50,628
Alon USA Energy, Inc.	7,912	98,425
Alpha Natural Resources, Inc.* (a)	67,621	250,874
American Eagle Energy Corp.*	9,105	54,539
Amyris, Inc.* (a)	8,436	31,466
Apco Oil and Gas International, Inc.*	2,898	41,818
Approach Resources, Inc.* (a)	11,955	271,737
Arch Coal, Inc. (a)	64,895	236,867
Ardmore Shipping Corp.	5,363	74,170
Bill Barrett Corp.* (a)	15,167	406,172
Bonanza Creek Energy, Inc.*	10,001	571,957
BPZ Resources, Inc.* (a)	36,480	112,358
Callon Petroleum Co.*	12,503	145,660
Carrizo Oil & Gas, Inc.*	13,884	961,606
Clayton Williams Energy, Inc.*	1,800	247,266
Clean Energy Fuels Corp.* (a)	21,438	251,253
Cloud Peak Energy, Inc.*	18,607	342,741
Comstock Resources, Inc.	14,594	420,891
Contango Oil & Gas Co.*	5,267	222,847
Delek US Holdings, Inc.	18,059	509,806
DHT Holdings, Inc.	20,935	150,732
Diamondback Energy, Inc.*	11,609	1,030,879
Dorian LPG Ltd.*	2,232	51,314
Emerald Oil, Inc.* (a)	17,510	133,951
Energy XXI (Bermuda) Ltd. (a)	28,552	674,684
Equal Energy Ltd. (a)	11,247	60,959
Evolution Petroleum Corp.	5,834	63,882
EXCO Resources, Inc. (a)	46,440	273,532
Forest Oil Corp.*	36,593	83,432
Frontline Ltd.* (a)	20,130	58,780
FX Energy, Inc.* (a)	16,761	60,507
GasLog Ltd.	12,846	409,659
Gastar Exploration, Inc.*	16,910	147,286
Goodrich Petroleum Corp.* (a)	10,607	292,753
Green Plains, Inc.	11,385	374,225
Halcon Resources Corp.* (a)	79,486	579,453
Hallador Energy Co.	2,707	25,689
Harvest Natural Resources, Inc.*	12,453	62,140
Isramco, Inc.*	286	36,356
Jones Energy, Inc., Class A*	3,472	71,176
Knightsbridge Tankers Ltd.	10,187	144,554

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Kodiak Oil & Gas Corp.*	81,367	$1,183,890
Magnum Hunter Resources Corp.*	60,625	497,125
Matador Resources Co.*	22,345	654,262
Midstates Petroleum Co., Inc.* (a)	11,262	81,424
Miller Energy Resources, Inc.* (a)	9,310	59,584
Navios Maritime Acq Corp.	24,175	89,689
Nordic American Tankers Ltd.	27,319	260,350
Northern Oil and Gas, Inc.* (a)	18,690	304,460
Pacific Ethanol, Inc.*	6,162	94,217
Panhandle Oil and Gas, Inc., Class A	2,145	120,184
Parsley Energy, Inc., Class A*	15,201	365,888
PDC Energy, Inc.*	10,923	689,787
Penn Virginia Corp.*	19,990	338,831
PetroQuest Energy, Inc.*	17,928	134,819
Quicksilver Resources, Inc.* (a)	38,548	102,923
Renewable Energy Group, Inc.*	10,443	119,781
Resolute Energy Corp.*	23,612	204,008
REX American Resources Corp.*	1,911	140,095
Rex Energy Corp.*	14,629	259,080
Ring Energy, Inc.*	5,548	96,813
Rosetta Resources, Inc.*	18,745	1,028,163
RSP Permian, Inc.*	6,706	217,543
Sanchez Energy Corp.*	13,921	523,290
Scorpio Tankers, Inc.	60,719	617,512
SemGroup Corp., Class A	13,013	1,026,075
Ship Finance International Ltd.	17,964	333,951
Solazyme, Inc.* (a)	23,111	272,248
Stone Energy Corp.*	17,140	801,981
Swift Energy Co.* (a)	13,409	174,049
Synergy Resources Corp.*	20,237	268,140
Teekay Tankers Ltd., Class A	19,038	81,673
TransAtlantic Petroleum Ltd.*	6,642	75,652
Triangle Petroleum Corp.*	23,048	270,814
VAALCO Energy, Inc.*	15,340	110,908
Vertex Energy, Inc.*	3,574	34,704
W&T Offshore, Inc.	10,670	174,668
Warren Resources, Inc.*	22,843	141,627
Western Refining, Inc.	16,241	609,850
Westmoreland Coal Co.*	4,063	147,406

		22,954,910

Paper & Forest Products 0.7%
Boise Cascade Co.*	11,956	342,420
Clearwater Paper Corp.*	6,245	385,441
Deltic Timber Corp.	3,398	205,307
KapStone Paper and Packaging Corp.*	25,792	854,489
Louisiana-Pacific Corp.*	43,078	647,032
Neenah Paper, Inc.	5,022	266,919
P.H. Glatfelter Co.	13,138	348,551
Resolute Forest Products, Inc.*	19,918	334,224
Schweitzer-Mauduit International, Inc.	9,298	405,951
Wausau Paper Corp.	13,025	140,931

		3,931,265

20

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Personal Products 0.2%
Elizabeth Arden, Inc.*	7,909	$169,411
Female Health Co. (The) (a)	6,716	37,005
IGI Laboratories, Inc.*	8,565	45,480
Inter Parfums, Inc.	5,083	150,203
Medifast, Inc.*	4,038	122,796
Nature’s Sunshine Products, Inc.	3,318	56,306
Nutraceutical International Corp.*	2,680	63,945
Revlon, Inc., Class A*	3,511	107,085
Synutra International, Inc.* (a)	5,300	35,563
USANA Health Sciences, Inc.* (a)	1,964	153,467

		941,261

Pharmaceuticals 1.6%
AcelRx Pharmaceuticals, Inc.* (a)	7,560	77,490
Achaogen, Inc.*	2,022	28,227
Aerie Pharmaceuticals, Inc.*	3,180	78,769
Akorn, Inc.*	19,019	632,382
Alimera Sciences, Inc.* (a)	7,955	47,571
Ampio Pharmaceuticals, Inc.* (a)	12,482	104,225
ANI Pharmaceuticals, Inc.*	2,081	71,670
Aratana Therapeutics, Inc.* (a)	7,356	114,827
Auxilium Pharmaceuticals, Inc.* (a)	15,419	309,305
AVANIR Pharmaceuticals, Inc., Class A*	49,005	276,388
BioDelivery Sciences International, Inc.* (a)	12,772	154,158
Bio-Path Holdings, Inc.*	21,900	66,795
Cempra, Inc.* (a)	6,902	74,058
Corcept Therapeutics, Inc.* (a)	16,694	46,743
Depomed, Inc.*	17,759	246,850
Egalet Corp.*	1,196	15,692
Endocyte, Inc.* (a)	11,314	74,559
Horizon Pharma, Inc.* (a)	19,873	314,391
Impax Laboratories, Inc.*	21,381	641,216
Intra-Cellular Therapies, Inc.*	5,127	86,441
Lannett Co., Inc.*	7,844	389,219
Medicines Co. (The)*	19,796	575,272
Nektar Therapeutics*	38,824	497,724
Omeros Corp.* (a)	10,444	181,726
Pacira Pharmaceuticals, Inc.*	10,878	999,253
Pain Therapeutics, Inc.*	11,172	64,239
Pernix Therapeutics Holdings, Inc.*	10,111	90,797
Phibro Animal Health Corp., Class A*	4,384	96,229
Pozen, Inc.*	8,370	69,722
Prestige Brands Holdings, Inc.*	15,840	536,818
Relypsa, Inc.*	5,127	124,689
Repros Therapeutics, Inc.* (a)	7,099	122,813
Revance Therapeutics, Inc.*	2,114	71,876
Sagent Pharmaceuticals, Inc.*	6,628	171,400
SciClone Pharmaceuticals, Inc.*	16,044	84,391
Sucampo Pharmaceuticals, Inc., Class A*	5,260	36,294
Supernus Pharmaceuticals, Inc.* (a)	8,877	97,203
Tetraphase Pharmaceuticals, Inc.*	6,665	89,911
TherapeuticsMD, Inc.* (a)	30,650	135,473
Theravance Biopharma, Inc.*	7,161	228,293

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Theravance, Inc.*	25,057	$746,197
VIVUS, Inc.* (a)	27,632	147,002
XenoPort, Inc.*	17,374	83,916
Zogenix, Inc.* (a)	37,334	75,041

		9,177,255

Professional Services 1.3%
Acacia Research Corp. (a)	15,326	272,036
Advisory Board Co. (The)*	11,159	578,036
Barrett Business Services, Inc.	2,217	104,199
CBIZ, Inc.*	12,414	112,098
CDI Corp.	4,282	61,704
Corporate Executive Board Co. (The)	10,320	704,030
Corporate Resource Services, Inc.*	4,715	14,051
CRA International, Inc.*	3,097	71,386
Exponent, Inc.	4,008	297,033
Franklin Covey Co.*	3,274	65,906
FTI Consulting, Inc.*	12,463	471,351
GP Strategies Corp.*	4,533	117,314
Heidrick & Struggles International, Inc.	5,565	102,953
Hill International, Inc.*	7,156	44,582
Huron Consulting Group, Inc.*	7,189	509,125
ICF International, Inc.*	6,103	215,802
Insperity, Inc.	6,921	228,393
Kelly Services, Inc., Class A	8,349	143,352
Kforce, Inc.	8,380	181,427
Korn/Ferry International*	15,172	445,602
Mistras Group, Inc.*	5,004	122,698
Navigant Consulting, Inc.*	15,065	262,884
On Assignment, Inc.*	16,544	588,470
Paylocity Holding Corp.*	2,522	54,551
Pendrell Corp.*	50,649	89,142
Resources Connection, Inc.	11,888	155,852
RPX Corp.*	16,027	284,479
TriNet Group, Inc.*	4,759	114,549
TrueBlue, Inc.*	12,621	347,961
VSE Corp.	1,271	89,377
WageWorks, Inc.*	10,696	515,654

		7,365,997

Real Estate Investment Trusts (REITs) 7.9%
Acadia Realty Trust	17,454	490,283
AG Mortgage Investment Trust, Inc.	8,871	167,928
Agree Realty Corp.	4,711	142,414
Alexander’s, Inc.	652	240,894
Altisource Residential Corp.	17,478	454,952
American Assets Trust, Inc.	10,220	353,101
American Capital Mortgage Investment Corp.	15,780	315,916
American Realty Capital Healthcare Trust, Inc.	51,502	560,857
American Residential Properties, Inc.*	9,619	180,356
AmREIT, Inc.	6,208	113,606

21

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Anworth Mortgage Asset Corp.	39,848	$205,616
Apollo Commercial Real Estate Finance, Inc.	14,115	232,756
Apollo Residential Mortgage, Inc.	9,858	164,826
Ares Commercial Real Estate Corp.	8,564	106,279
Armada Hoffler Properties, Inc.	6,012	58,196
ARMOUR Residential REIT, Inc.	109,948	476,075
Ashford Hospitality Prime, Inc.	5,400	92,664
Ashford Hospitality Trust, Inc.	21,211	244,775
Associated Estates Realty Corp.	17,793	320,630
Aviv REIT, Inc.	5,958	167,837
Campus Crest Communities, Inc.	19,843	171,840
Capstead Mortgage Corp.	29,282	385,058
CareTrust REIT, Inc.*	6,129	121,354
CatchMark Timber Trust, Inc., Class A	3,865	52,835
Cedar Realty Trust, Inc.	23,810	148,812
Chambers Street Properties	72,865	585,835
Chatham Lodging Trust	8,203	179,646
Chesapeake Lodging Trust	15,214	459,919
Colony Financial, Inc.	28,353	658,357
CoreSite Realty Corp.	6,442	213,037
Cousins Properties, Inc.	60,235	749,926
CubeSmart	44,030	806,630
CyrusOne, Inc.	5,925	147,532
CYS Investments, Inc.	49,953	450,576
DCT Industrial Trust, Inc.	100,044	821,361
DiamondRock Hospitality Co.	59,913	768,085
DuPont Fabros Technology, Inc.	19,537	526,718
Dynex Capital, Inc.	17,226	152,450
EastGroup Properties, Inc.	9,548	613,268
Education Realty Trust, Inc.	35,470	380,948
Empire State Realty Trust, Inc., Class A	27,961	461,356
EPR Properties	16,300	910,681
Equity One, Inc.	18,846	444,577
Excel Trust, Inc.	15,081	201,030
FelCor Lodging Trust, Inc.	38,147	400,925
First Industrial Realty Trust, Inc.	33,671	634,362
First Potomac Realty Trust	18,258	239,545
Franklin Street Properties Corp.	27,760	349,221
Geo Group, Inc. (The)	22,084	789,061
Getty Realty Corp.	8,066	153,899
Gladstone Commercial Corp.	4,999	89,332
Glimcher Realty Trust	44,531	482,271
Government Properties Income Trust	16,632	422,286
Gramercy Property Trust, Inc.	35,692	215,937
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,562	94,099
Hatteras Financial Corp.	29,029	575,064
Healthcare Realty Trust, Inc.	29,401	747,373
Hersha Hospitality Trust	61,638	413,591
Highwoods Properties, Inc.	27,547	1,155,597
Hudson Pacific Properties, Inc.	16,747	424,369
Inland Real Estate Corp.	26,916	286,117
Invesco Mortgage Capital, Inc.	37,800	656,208

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Investors Real Estate Trust	33,191	$305,689
iStar Financial, Inc.*	26,005	389,555
Kite Realty Group Trust	40,802	250,524
LaSalle Hotel Properties	31,801	1,122,257
Lexington Realty Trust	62,421	687,255
LTC Properties, Inc.	10,702	417,806
Mack-Cali Realty Corp.	26,799	575,643
Medical Properties Trust, Inc.	52,855	699,800
Monmouth Real Estate Investment Corp., Class A	16,688	167,548
National Health Investors, Inc.	10,040	628,102
New Residential Investment Corp.	86,545	545,233
New York Mortgage Trust, Inc.	28,393	221,749
New York REIT, Inc.	53,383	590,416
One Liberty Properties, Inc.	3,719	79,363
Owens Realty Mortgage, Inc.	3,104	60,373
Parkway Properties, Inc.	21,581	445,648
Pebblebrook Hotel Trust	19,461	719,279
Pennsylvania Real Estate Investment Trust	21,064	396,424
PennyMac Mortgage Investment Trust	20,532	450,472
Physicians Realty Trust	10,317	148,462
Potlatch Corp.	12,438	514,933
PS Business Parks, Inc.	5,962	497,767
QTS Realty Trust, Inc., Class A	3,775	108,078
RAIT Financial Trust	25,003	206,775
Ramco-Gershenson Properties Trust	21,014	349,253
Redwood Trust, Inc.	25,440	495,317
Resource Capital Corp.	40,092	225,718
Retail Opportunity Investments Corp.	22,707	357,181
Rexford Industrial Realty, Inc.	8,523	121,368
RLJ Lodging Trust	40,012	1,155,947
Rouse Properties, Inc.	11,199	191,615
Ryman Hospitality Properties, Inc.	13,294	640,106
Sabra Health Care REIT, Inc.	14,513	416,668
Saul Centers, Inc.	2,908	141,329
Select Income REIT	11,142	330,249
Silver Bay Realty Trust Corp.	10,013	163,412
Sovran Self Storage, Inc.	10,095	779,839
STAG Industrial, Inc.	15,783	378,950
Starwood Waypoint Residential Trust*	11,816	309,697
Strategic Hotels & Resorts, Inc.*	75,333	882,149
Summit Hotel Properties, Inc.	26,017	275,780
Sun Communities, Inc.	12,582	627,087
Sunstone Hotel Investors, Inc.	56,129	838,006
Terreno Realty Corp.	9,975	192,817
Trade Street Residential, Inc.	5,351	40,079
UMH Properties, Inc.	5,792	58,094
Universal Health Realty Income Trust	3,599	156,485
Urstadt Biddle Properties, Inc., Class A	7,698	160,734
Washington Real Estate Investment Trust	20,447	531,213
Western Asset Mortgage Capital Corp.	12,739	180,512
Whitestone REIT	6,783	101,135
Winthrop Realty Trust	11,040	169,464

		44,130,404

22

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	14,845	$615,325
Altisource Asset Management Corp.*	430	310,916
Altisource Portfolio Solutions SA*	4,437	508,391
AV Homes, Inc.*	3,345	54,691
Consolidated-Tomoka Land Co.	1,349	61,919
Forestar Group, Inc.*	10,681	203,900
Kennedy-Wilson Holdings, Inc.	21,849	585,990
RE/MAX Holdings, Inc., Class A	3,292	97,410
St. Joe Co. (The)*	11,499	292,420
Tejon Ranch Co.*	4,167	134,136

		2,865,098

Road & Rail 0.6%
ArcBest Corp.	7,952	345,992
Celadon Group, Inc.	6,407	136,597
Heartland Express, Inc.	16,520	352,537
Knight Transportation, Inc.	18,243	433,636
Marten Transport Ltd.	7,336	163,960
P.A.M. Transportation Services, Inc.*	916	25,611
Patriot Transportation Holding, Inc.*	2,044	71,479
Quality Distribution, Inc.*	8,330	123,784
Roadrunner Transportation Systems, Inc.*	8,461	237,754
Saia, Inc.*	7,537	331,100
Swift Transportation Co.*	25,988	655,677
Universal Truckload Services, Inc.	1,945	49,325
USA Truck, Inc.*	1,841	34,224
Werner Enterprises, Inc.	13,644	361,703
YRC Worldwide, Inc.* (a)	9,565	268,872

		3,592,251

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	12,509	240,798
Alpha & Omega Semiconductor Ltd.*	6,340	58,772
Ambarella, Inc.* (a)	8,774	273,573
Amkor Technology, Inc.*	25,962	290,255
Applied Micro Circuits Corp.*	23,708	256,283
Audience, Inc.*	4,187	50,077
Axcelis Technologies, Inc.*	33,427	66,854
Brooks Automation, Inc.	20,450	220,246
Cabot Microelectronics Corp.*	7,368	328,981
Cascade Microtech, Inc.*	3,805	51,976
Cavium, Inc.*	16,133	801,165
CEVA, Inc.*	6,488	95,828
Cirrus Logic, Inc.* (a)	18,959	431,128
Cohu, Inc.	7,768	83,118
Cypress Semiconductor Corp.* (a)	48,167	525,502
Diodes, Inc.*	11,123	322,122
DSP Group, Inc.*	6,568	55,762
Entegris, Inc.*	42,519	584,424
Entropic Communications, Inc.*	27,369	91,139
Exar Corp.*	12,007	135,679
Fairchild Semiconductor International, Inc.*	37,938	591,833
FormFactor, Inc.*	16,960	141,107

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
GT Advanced Technologies, Inc.* (a)	41,633	$774,374
Hittite Microwave Corp.	9,566	745,670
Inphi Corp.*	9,503	139,504
Integrated Device Technology, Inc.*	40,792	630,644
Integrated Silicon Solution, Inc.*	9,357	138,203
International Rectifier Corp.*	21,744	606,658
Intersil Corp., Class A	39,289	587,371
IXYS Corp.	7,609	93,743
Kopin Corp.*	20,346	66,328
Lattice Semiconductor Corp.*	36,010	297,082
M/A-COM Technology Solutions Holdings, Inc.*	3,646	81,962
MaxLinear, Inc., Class A*	8,405	84,638
Micrel, Inc.	13,709	154,638
Microsemi Corp.*	28,982	775,558
MKS Instruments, Inc.	16,319	509,806
Monolithic Power Systems, Inc.	11,790	499,306
Nanometrics, Inc.*	7,258	132,458
NVE Corp.*	1,498	83,274
OmniVision Technologies, Inc.*	17,082	375,462
PDF Solutions, Inc.*	9,276	196,837
Peregrine Semiconductor Corp.*	8,213	56,341
Pericom Semiconductor Corp.*	6,897	62,349
Photronics, Inc.*	18,837	161,998
PLX Technology, Inc.*	12,748	82,480
PMC-Sierra, Inc.*	53,092	404,030
Power Integrations, Inc.	9,258	532,705
QuickLogic Corp.*	16,582	85,729
Rambus, Inc.*	34,740	496,782
RF Micro Devices, Inc.*	87,351	837,696
Rubicon Technology, Inc.*	7,889	69,029
Rudolph Technologies, Inc.*	10,261	101,379
Semtech Corp.*	20,523	536,676
Silicon Image, Inc.*	24,231	122,124
Silicon Laboratories, Inc.*	13,199	650,051
Spansion, Inc., Class A*	18,384	387,351
Synaptics, Inc.*	10,985	995,680
Tessera Technologies, Inc.	16,299	359,882
TriQuint Semiconductor, Inc.*	52,223	825,646
Ultra Clean Holdings, Inc.*	8,900	80,545
Ultratech, Inc.*	8,584	190,393
Veeco Instruments, Inc.*	12,197	454,460
Vitesse Semiconductor Corp.*	14,220	49,059
Xcerra Corp.*	14,938	135,936

		20,348,459

Software 3.9%
A10 Networks, Inc.*	3,823	50,846
ACI Worldwide, Inc.*	11,591	647,126
Actuate Corp.*	14,227	67,863
Advent Software, Inc.	15,657	509,949
American Software, Inc., Class A	7,563	74,722
Aspen Technology, Inc.*	28,103	1,303,979

23

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
AVG Technologies NV*	10,606	$213,499
Barracuda Networks, Inc.* (a)	2,412	74,820
Blackbaud, Inc.	14,092	503,648
Bottomline Technologies de, Inc.*	11,996	358,920
BroadSoft, Inc.*	8,737	230,569
Callidus Software, Inc.*	13,976	166,873
Cinedigm Corp., Class A*	22,814	56,807
CommVault Systems, Inc.*	14,400	708,048
Compuware Corp.	66,677	666,103
Comverse, Inc.*	6,858	182,971
Covisint Corp.*	2,162	10,507
Cyan, Inc.*	8,045	32,421
Digimarc Corp.	2,009	65,493
Ebix, Inc. (a)	9,397	134,471
Ellie Mae, Inc.* (a)	8,624	268,465
EnerNOC, Inc.*	8,255	156,432
Epiq Systems, Inc.	9,575	134,529
ePlus, Inc.*	1,548	90,094
Fair Isaac Corp.	10,464	667,185
FleetMatics Group PLC* (a)	11,368	367,641
Gigamon, Inc.* (a)	7,355	140,775
Glu Mobile, Inc.*	27,330	136,650
Guidance Software, Inc.* (a)	5,338	48,683
Guidewire Software, Inc.*	20,709	842,028
Imperva, Inc.*	6,734	176,296
Infoblox, Inc.*	16,418	215,897
Interactive Intelligence Group, Inc.*	5,108	286,712
Jive Software, Inc.*	13,133	111,762
Kofax Ltd.*	22,626	194,584
Manhattan Associates, Inc.*	23,146	796,917
Mavenir Systems, Inc.*	2,903	43,981
Mentor Graphics Corp.	29,546	637,307
MicroStrategy, Inc., Class A*	2,772	389,799
Model N, Inc.*	5,770	63,759
Monotype Imaging Holdings, Inc.	12,018	338,547
NetScout Systems, Inc.*	11,130	493,504
Park City Group, Inc.*	2,804	30,536
Paycom Software, Inc.*	1,920	28,013
Pegasystems, Inc.	10,837	228,877
Progress Software Corp.*	15,694	377,284
Proofpoint, Inc.*	11,274	422,324
PROS Holdings, Inc.*	7,210	190,632
QAD, Inc., Class A	1,879	40,060
Qlik Technologies, Inc.*	27,330	618,205
Qualys, Inc.*	6,114	156,946
Rally Software Development Corp.*	7,526	81,958
RealPage, Inc.*	15,775	354,622
Rosetta Stone, Inc.*	6,362	61,839
Rubicon Project, Inc. (The)*	2,361	30,315
Sapiens International Corp. NV*	7,325	58,600
Seachange International, Inc.*	10,077	80,717
Silver Spring Networks, Inc.*	10,585	141,098
SS&C Technologies Holdings, Inc.*	20,752	917,653

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Synchronoss Technologies, Inc.*	10,738	$375,401
Take-Two Interactive Software, Inc.*	30,154	670,625
Tangoe, Inc.*	11,736	176,744
TeleCommunication Systems, Inc., Class A*	14,758	48,554
Telenav, Inc.*	7,997	45,503
TiVo, Inc.*	35,109	453,257
Tyler Technologies, Inc.*	10,062	917,755
Ultimate Software Group, Inc. (The)*	8,650	1,195,171
Varonis Systems, Inc.*	1,624	47,112
VASCO Data Security International, Inc.*	9,073	105,247
Verint Systems, Inc.*	16,503	809,472
VirnetX Holding Corp.* (a)	13,023	229,335
Vringo, Inc.* (a)	21,796	74,542
Zendesk, Inc.*	3,443	59,839

		21,689,418

Specialty Retail 3.1%
Aeropostale, Inc.* (a)	24,067	83,994
American Eagle Outfitters, Inc.	59,079	662,866
America’s Car-Mart, Inc.*	2,409	95,276
Ann, Inc.*	14,294	588,055
Asbury Automotive Group, Inc.*	9,358	643,269
Barnes & Noble, Inc.*	12,516	285,240
bebe stores, inc.	9,713	29,625
Big 5 Sporting Goods Corp.	5,515	67,669
Brown Shoe Co., Inc.	13,329	381,343
Buckle, Inc. (The) (a)	8,584	380,786
Build-A-Bear Workshop, Inc.*	3,682	49,192
Cato Corp. (The), Class A	8,378	258,880
Children’s Place, Inc. (The) (a)	6,724	333,712
Christopher & Banks Corp.*	11,204	98,147
Citi Trends, Inc.*	4,766	102,278
Conn’s, Inc.*	8,440	416,852
Container Store Group, Inc. (The)* (a)	5,231	145,317
Destination Maternity Corp.	4,184	95,270
Destination XL Group, Inc.*	11,017	60,704
Express, Inc.*	25,711	437,858
Finish Line, Inc. (The), Class A	14,715	437,624
Five Below, Inc.* (a)	16,530	659,712
Francesca’s Holdings Corp.*	12,926	190,529
Genesco, Inc.*	7,315	600,781
Group 1 Automotive, Inc.	7,369	621,280
Guess?, Inc.	18,637	503,199
Haverty Furniture Cos., Inc.	6,122	153,846
hhgregg, Inc.* (a)	3,646	37,080
Hibbett Sports, Inc.*	7,906	428,268
Kirkland’s, Inc.*	4,388	81,397
Lithia Motors, Inc., Class A	6,954	654,163
Lumber Liquidators Holdings, Inc.*	8,372	635,853
MarineMax, Inc.*	7,587	127,006
Mattress Firm Holding Corp.* (a)	4,560	217,740
Men’s Wearhouse, Inc. (The)	14,625	816,075
Monro Muffler Brake, Inc. (a)	9,624	511,901

24

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
New York & Co., Inc.*	8,894	$32,819
Office Depot, Inc.*	162,937	927,112
Outerwall, Inc.* (a)	6,228	369,632
Pacific Sunwear of California, Inc.*	15,072	35,871
Pep Boys-Manny, Moe & Jack (The)*	16,300	186,798
Pier 1 Imports, Inc.	28,748	443,007
Rent-A-Center, Inc.	16,106	461,920
Restoration Hardware Holdings, Inc.*	9,505	884,440
Sears Hometown and Outlet Stores, Inc.*	3,473	74,565
Select Comfort Corp.*	16,592	342,791
Shoe Carnival, Inc.	4,622	95,444
Sonic Automotive, Inc., Class A	12,164	324,536
Sportsman’s Warehouse Holdings, Inc.*	2,894	23,152
Stage Stores, Inc.	9,683	180,975
Stein Mart, Inc.	8,512	118,232
Systemax, Inc.*	3,358	48,255
Tile Shop Holdings, Inc.* (a)	8,483	129,705
Tilly’s, Inc., Class A*	3,185	25,607
Vitamin Shoppe, Inc.*	9,397	404,259
West Marine, Inc.*	5,373	55,127
Winmark Corp.	726	50,551
Zumiez, Inc.*	6,346	175,086

		17,282,671

Technology Hardware, Storage & Peripherals 0.5%
Cray, Inc.* (a)	12,387	329,494
Dot Hill Systems Corp.*	17,932	84,280
Eastman Kodak Co.*	5,383	131,722
Electronics For Imaging, Inc.*	14,228	643,106
Fusion-io, Inc.*	32,903	371,804
Immersion Corp.*	8,766	111,503
Intevac, Inc.*	6,884	55,141
Nimble Storage, Inc.*	2,812	86,385
QLogic Corp.*	26,700	269,403
Quantum Corp.* (a)	66,962	81,694
Silicon Graphics International Corp.*	10,626	102,222
Super Micro Computer, Inc.*	10,537	266,270
Violin Memory, Inc.* (a)	24,128	106,887

		2,639,911

Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	4,161	343,907
Crocs, Inc.*	26,749	402,038
Culp, Inc.	2,637	45,910
G-III Apparel Group Ltd.*	5,446	444,720
Iconix Brand Group, Inc.*	13,983	600,430
Movado Group, Inc.	5,552	231,352
Oxford Industries, Inc.	4,414	294,281
Perry Ellis International, Inc.*	3,735	65,138
Quiksilver, Inc.*	41,674	149,193
RG Barry Corp.	3,050	57,798
Sequential Brands Group, Inc.*	5,000	69,050
Skechers U.S.A., Inc., Class A*	11,935	545,430

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd.*	17,790	$610,197
Tumi Holdings, Inc.*	15,402	310,042
Unifi, Inc.*	4,461	122,811
Vera Bradley, Inc.*	6,684	146,179
Vince Holding Corp.*	3,436	125,826
Wolverine World Wide, Inc. (a)	30,960	806,818

		5,371,120

Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	26,487	356,250
Bank Mutual Corp.	14,449	83,804
BankFinancial Corp.	6,008	67,049
BBX Capital Corp., Class A*	2,558	46,044
Beneficial Mutual Bancorp, Inc.*	9,089	123,247
Berkshire Hills Bancorp, Inc.	7,727	179,421
BofI Holding, Inc.*	4,325	317,758
Brookline Bancorp, Inc.	21,763	203,919
Capitol Federal Financial, Inc.	43,715	531,574
Charter Financial Corp.	7,022	77,944
Clifton Bancorp, Inc.	7,638	96,773
Dime Community Bancshares, Inc.	10,040	158,532
ESB Financial Corp.	3,989	51,618
Essent Group Ltd.*	12,636	253,857
EverBank Financial Corp.	27,607	556,557
Federal Agricultural Mortgage Corp., Class C	3,182	98,897
First Defiance Financial Corp.	2,990	85,813
First Financial Northwest, Inc.	4,629	50,317
Flagstar Bancorp, Inc.*	6,253	113,179
Fox Chase Bancorp, Inc.	3,895	65,670
Franklin Financial Corp.*	3,035	65,860
Home Loan Servicing Solutions Ltd.	21,756	494,514
HomeStreet, Inc.	4,436	81,489
Kearny Financial Corp.*	4,367	66,116
Ladder Capital Corp., Class A*	4,695	84,839
Meridian Interstate Bancorp, Inc.*	2,592	66,563
Meta Financial Group, Inc.	1,879	75,160
MGIC Investment Corp.*	103,186	953,439
NASB Financial, Inc. (a)	1,186	28,049
NMI Holdings, Inc., Class A*	15,138	158,949
Northfield Bancorp, Inc.	16,454	215,712
Northwest Bancshares, Inc.	28,894	392,092
OceanFirst Financial Corp.	4,190	69,386
Oritani Financial Corp.	14,086	216,784
PennyMac Financial Services, Inc., Class A*	3,934	59,757
Provident Financial Services, Inc.	18,407	318,809
Radian Group, Inc.	58,305	863,497
Stonegate Mortgage Corp.* (a)	4,267	59,525
Territorial Bancorp, Inc.	2,778	58,005
Tree.com, Inc.*	2,009	58,542
TrustCo Bank Corp. NY	29,181	194,929
United Community Financial Corp.*	15,656	64,659
United Financial Bancorp, Inc.	16,202	219,537
Walker & Dunlop, Inc.*	5,548	78,282
Washington Federal, Inc.	30,515	684,451

25

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Waterstone Financial, Inc.	10,317	$117,717
WSFS Financial Corp.	2,671	196,773

		9,461,658

Tobacco 0.2%
22nd Century Group, Inc.*	12,397	38,059
Alliance One International, Inc.*	27,270	68,175
Universal Corp.	7,045	389,941
Vector Group Ltd. (a)	20,015	413,910

		910,085

Trading Companies & Distributors 0.9%
Aceto Corp.	8,721	158,199
Aircastle Ltd.	19,756	351,064
Applied Industrial Technologies, Inc.	12,718	645,184
Beacon Roofing Supply, Inc.*	15,038	498,058
CAI International, Inc.*	5,312	116,917
DXP Enterprises, Inc.*	3,941	297,703
Erickson, Inc.* (a)	1,712	27,820
General Finance Corp.*	3,134	29,773
H&E Equipment Services, Inc.*	9,537	346,575
Houston Wire & Cable Co.	5,460	67,759
Kaman Corp.	8,340	356,368
Rush Enterprises, Inc., Class A*	10,508	364,312
Stock Building Supply Holdings, Inc.*	4,357	85,964
TAL International Group, Inc.* (a)	10,387	460,767
Textainer Group Holdings Ltd. (a)	6,592	254,583
Titan Machinery, Inc.* (a)	5,289	87,057
Watsco, Inc.	7,868	808,516

		4,956,619

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	15,871	316,785

Water Utilities 0.2%
American States Water Co.	11,830	393,111
Artesian Resources Corp., Class A	2,380	53,502
California Water Service Group	14,640	354,288
Connecticut Water Service, Inc.	3,386	114,684
Middlesex Water Co.	4,955	104,947
SJW Corp.	4,848	131,865
York Water Co. (The)	4,085	85,050

		1,237,447

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	6,945	47,434
NTELOS Holdings Corp. (a)	5,100	63,546
RingCentral, Inc., Class A* (a)	8,497	128,560
Shenandoah Telecommunications Co.	7,389	225,069
USA Mobility, Inc.	6,657	102,518

		567,127

Total Common Stocks (cost $378,793,284)		535,270,548

Right 0.0%†

	Number of Rights	Market Value

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.* (b)	16,402	$41,333

Total Right (cost $—)		41,333

Warrant 0.0%

	Number of Warrants

Oil, Gas & Consumable Fuels 0.0%
Magnum Hunter Resources Corp., expiring 04/15/16* (a)(b)	5,351	0

Total Warrant (cost $—)		0

Mutual Fund 3.4%

	Shares

Money Market Fund 3.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (c)	19,176,063	19,176,063

Total Mutual Fund (cost $19,176,063)		19,176,063

Repurchase Agreements 9.7%

	Principal Amount

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $15,000,042, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $15,300,370. (d)	$15,000,000	15,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $23,875,147, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $24,372,107. (d)	23,894,161	23,894,161

26

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/2014, repurchase price $15,000,042, collateralized by U.S. Government Agency Securities, ranging 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $15,300,001. (d)	$15,000,000	$15,000,000

Total Repurchase Agreements (cost $53,894,161)		53,894,161

Total Investments (cost $451,863,508) (e) — 109.3%		608,382,105
Liabilities in excess of other assets — (9.3%)		(51,843,534)

NET ASSETS — 100.0%		$556,538,571

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $52,862,595, which was collateralized by repurchase agreements with a value of $53,894,161 and $460,398 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from 07/24/14 -05/15/43, a total value of $54,354,559.

(b)	Fair valued security.

(c)	Represents 7-day effective yield as of June 30, 2014.

(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $53,894,161.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
184	Russell 2000 Mini Future	09/19/14	$21,901,520	$499,452

At June 30, 2014, the Fund has $955,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund
Assets:
Investments, at value* (cost $397,969,347)	$554,487,944
Repurchase agreements, at value (cost $53,894,161)	53,894,161

Total Investments, at value (total cost $451,863,508)	608,382,105

Deposits with broker for futures contracts	955,000
Dividends receivable	565,355
Security lending income receivable	98,351
Receivable for investments sold	53,994,978
Receivable for capital shares issued	273,377
Receivable for variation margin on futures contracts	152,721
Prepaid expenses	3,159

Total Assets	664,425,046

Liabilities:
Payable for investments purchased	52,822,661
Payable for capital shares redeemed	1,013,615
Cash overdraft (Note 2)	5,920
Payable upon return of securities loaned (Note 2)	53,894,161
Accrued expenses and other payables:
Investment advisory fees	85,435
Fund administration fees	16,623
Distribution fees	3,653
Administrative servicing fees	797
Accounting and transfer agent fees	1,501
Trustee fees	223
Custodian fees	3,041
Compliance program costs (Note 3)	425
Professional fees	12,750
Printing fees	9,856
Other	15,814

Total Liabilities	107,886,475

Net Assets	$556,538,571

Represented by:
Capital	$355,977,188
Accumulated undistributed net investment income	3,911,485
Accumulated net realized gains from investments and futures transactions	39,631,849
Net unrealized appreciation/(depreciation) from investments	156,518,597
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	499,452

Net Assets	$556,538,571

*	Includes value of securities on loan of $52,862,595 (Note 2).

28

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund
Net Assets:
Class II Shares	$19,088,604
Class Y Shares	537,449,967

Total	$556,538,571

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,322,774
Class Y Shares	37,146,696

Total	38,469,470

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.43
Class Y Shares	$14.47

The accompanying notes are an integral part of these financial statements.

29

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$3,602,565
Income from securities lending (Note 2)	499,436
Foreign tax withholding	(2,027)

Total Income	4,099,974

EXPENSES:
Investment advisory fees	498,232
Fund administration fees	95,016
Distribution fees Class II Shares	17,906
Administrative servicing fees Class II Shares	10,744
Professional fees	22,192
Printing fees	7,366
Trustee fees	8,279
Custodian fees	9,322
Accounting and transfer agent fees	4,526
Compliance program costs (Note 3)	842
Other	49,822

Total expenses before earnings credit and fees waived	724,247

Earnings credit (Note 4)	(135)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(5,014)

Net Expenses	719,098

NET INVESTMENT INCOME	3,380,876

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	24,295,656
Net realized gains from futures transactions (Note 2)	1,419,944

Net realized gains from investments and futures transactions	25,715,600

Net change in unrealized appreciation/(depreciation) from investments	(11,030,159)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(322,923)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(11,353,082)

Net realized/unrealized gains from investments and futures transactions	14,362,518

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,743,394

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$3,380,876	$6,484,690
Net realized gains from investments and futures transactions	25,715,600	31,991,642
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(11,353,082)	116,497,404

Change in net assets resulting from operations	17,743,394	154,973,736

Distributions to Shareholders From:
Net investment income:
Class II	–	(116,874	)(a)
Class Y	–	(7,058,441)

Change in net assets from shareholder distributions	–	(7,175,315)

Change in net assets from capital transactions	10,857,530	(52,831,768)

Change in net assets	28,600,924	94,966,653

Net Assets:
Beginning of period	527,937,647	432,970,994

End of period	$556,538,571	$527,937,647

Accumulated undistributed net investment income at end of period	$3,911,485	$530,609

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$8,801,074	$10,985,460	(a)
Dividends reinvested	–	116,874	(a)
Cost of shares redeemed	(1,027,932)	(1,124,361	)(a)

Total Class II Shares	7,773,142	9,977,973	(a)

Class Y Shares
Proceeds from shares issued	41,518,319	13,868,029
Dividends reinvested	–	7,058,441
Cost of shares redeemed	(38,433,931)	(83,736,211)

Total Class Y Shares	3,084,388	(62,809,741)

Change in net assets from capital transactions	$10,857,530	$(52,831,768)

(a)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013.

31

Statements of Changes in Net Assets (Continued)

	NVIT Small Cap Index Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class II Shares
Issued	631,097	845,147	(a)
Reinvested	–	8,709	(a)
Redeemed	(74,508)	(87,671	)(a)

Total Class II Shares	556,589	766,185	(a)

Class Y Shares
Issued	3,036,399	1,121,660
Reinvested	–	527,025
Redeemed	(2,771,883)	(7,006,286)

Total Class Y Shares	264,516	(5,357,601)

Total change in shares	821,105	(4,591,416)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

32

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Six Months Ended June 30, 2014(e) (Unaudited)	$14.01	0.07	0.35	0.42	–	–	$14.43	3.00%	$19,088,604	0.60%	1.01%	0.67%	13.55%
Period Ended December 31, 2013 (e)(f)	$11.20	0.11	2.88	2.99	(0.18)	(0.18)	$14.01	26.80%	$10,733,829	0.57%	1.28%	0.64%	14.32%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$14.02	0.09	0.36	0.45	–	–	$14.47	3.21%	$537,449,967	0.27%	1.30%	0.27%	13.55%
Year Ended December 31, 2013 (e)	$10.25	0.17	3.79	3.96	(0.19)	(0.19)	$14.02	38.75%	$517,203,818	0.26%	1.36%	0.26%	14.32%
Year Ended December 31, 2012 (e)	$8.95	0.19	1.28	1.47	(0.17)	(0.17)	$10.25	16.46%	$432,970,994	0.26%	1.93%	0.26%	15.42%
Year Ended December 31, 2011 (e)	$9.43	0.11	(0.50)	(0.39)	(0.09)	(0.09)	$8.95	(4.15%)	$399,080,567	0.25%	1.16%	0.27%	29.80%
Year Ended December 31, 2010 (e)	$7.54	0.10	1.90	2.00	(0.11)	(0.11)	$9.43	26.65%	$355,539,134	0.27%	1.24%	0.28%	19.24%
Year Ended December 31, 2009 (e)	$6.00	0.08	1.53	1.61	(0.07)	(0.07)	$7.54	26.95%	$289,888,931	0.30%	1.28%	0.30%	30.26%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of May 1, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

33

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance and Nationwide Life and Annuity Insurance company, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or,

34

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,010,233	$—	$—	$9,010,233
Air Freight & Logistics	2,479,345	—	—	2,479,345
Airlines	1,862,971	—	—	1,862,971

35

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Auto Components	$6,505,018	$—	$—	$6,505,018
Automobiles	210,203	—	—	210,203
Banks	39,532,407	—	—	39,532,407
Beverages	777,397	—	—	777,397
Biotechnology	27,146,501	—	—	27,146,501
Building Products	3,791,617	—	—	3,791,617
Capital Markets	8,356,272	—	—	8,356,272
Chemicals	12,899,480	—	—	12,899,480
Commercial Services & Supplies	11,627,449	—	—	11,627,449
Communications Equipment	8,610,127	—	—	8,610,127
Construction & Engineering	4,445,930	—	—	4,445,930
Construction Materials	1,085,385	—	—	1,085,385
Consumer Finance	3,621,603	—	—	3,621,603
Containers & Packaging	2,132,694	—	—	2,132,694
Distributors	1,218,631	—	—	1,218,631
Diversified Consumer Services	6,149,442	—	—	6,149,442
Diversified Financial Services	1,463,681	—	—	1,463,681
Diversified Telecommunication Services	3,623,390	—	—	3,623,390
Electric Utilities	7,667,358	—	—	7,667,358
Electrical Equipment	6,127,145	—	—	6,127,145
Electronic Equipment, Instruments & Components	14,895,394	—	—	14,895,394
Energy Equipment & Services	11,125,182	—	—	11,125,182
Food & Staples Retailing	5,122,744	—	—	5,122,744
Food Products	8,195,729	—	—	8,195,729
Gas Utilities	5,330,389	—	—	5,330,389
Health Care Equipment & Supplies	16,617,461	—	—	16,617,461
Health Care Providers & Services	12,702,789	—	—	12,702,789
Health Care Technology	2,816,601	—	—	2,816,601
Hotels, Restaurants & Leisure	15,148,060	—	—	15,148,060
Household Durables	5,773,487	—	—	5,773,487
Household Products	907,893	—	—	907,893
Independent Power and Renewable Electricity Producers	1,771,263	—	—	1,771,263
Industrial Conglomerates	368,517	—	—	368,517
Information Technology Services	12,288,436	—	—	12,288,436
Insurance	13,320,032	—	—	13,320,032
Internet & Catalog Retail	2,524,238	—	—	2,524,238
Internet Software & Services	14,933,029	—	—	14,933,029
Leisure Products	2,674,082	—	—	2,674,082
Life Sciences Tools & Services	2,661,203	—	—	2,661,203
Machinery	17,038,870	—	—	17,038,870
Marine	1,225,421	—	—	1,225,421
Media	7,633,606	—	—	7,633,606
Metals & Mining	7,310,072	—	—	7,310,072
Multiline Retail	731,312	—	—	731,312
Multi-Utilities	2,070,718	—	—	2,070,718
Oil, Gas & Consumable Fuels	22,954,910	—	—	22,954,910
Paper & Forest Products	3,931,265	—	—	3,931,265
Personal Products	941,261	—	—	941,261
Pharmaceuticals	9,177,255	—	—	9,177,255
Professional Services	7,365,997	—	—	7,365,997
Real Estate Investment Trusts (REITs)	44,130,404	—	—	44,130,404

36

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Real Estate Management & Development	$2,865,098	$—	$—	$2,865,098
Road & Rail	3,592,251	—	—	3,592,251
Semiconductors & Semiconductor Equipment	20,348,459	—	—	20,348,459
Software	21,689,418	—	—	21,689,418
Specialty Retail	17,282,671	—	—	17,282,671
Technology Hardware, Storage & Peripherals	2,639,911	—	—	2,639,911
Textiles, Apparel & Luxury Goods	5,371,120	—	—	5,371,120
Thrifts & Mortgage Finance	9,461,658	—	—	9,461,658
Tobacco	910,085	—	—	910,085
Trading Companies & Distributors	4,956,619	—	—	4,956,619
Transportation Infrastructure	316,785	—	—	316,785
Water Utilities	1,237,447	—	—	1,237,447
Wireless Telecommunication Services	567,127	—	—	567,127
Total Common Stocks	$535,270,548	$—	$—	$535,270,548
Futures Contracts	499,452	—	—	499,452
Mutual Fund	19,176,063	—	—	19,176,063
Repurchase Agreements	—	53,894,161	—	53,894,161
Right	—	—	41,333	41,333
Warrant	—	—	—	—
Total	$554,946,063	$53,894,161	$41,333	$608,881,557

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 12/31/13	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	41,333	41,333
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 06/30/14	$—	$41,333	$41,333

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of June 30, 2014, the Fund had an overdrawn balance of $5,920 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon

37

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/

38

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.” The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$499,452
Total		$499,452
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,419,944
Total	$1,419,944

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(322,923)
Total	$(322,923)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(e)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been

39

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

40

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$15,000,000	$—	$15,000,000	$(15,000,000)	$—
Credit Suisse (USA) LLC	23,894,161	—	23,894,161	(23,894,161)	—
Goldman Sachs & Co.	15,000,000	—	15,000,000	(15,000,000)	—
Total	$53,894,161	$—	$53,894,161	$(53,894,161)	$—

Amounts designated as — are zero or have been rounded to zero.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

41

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

42

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid NFA investment advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.19%
$1.5 billion up to $3 billion	0.17%
$3 billion and more	0.16%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.19%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $95,016 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

43

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $842.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of 0.15% of the average daily net assets of Class II shares. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class II shares of the Fund until April 30, 2014. During the six months ended June 30, 2014, the waiver of such administrative services fees by NFS amounted to $5,014.

For the six months ended June 30, 2014, NFS earned $10,744 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees before voluntary fee waivers that NFS earned was 0.15% for Class II shares, and after voluntary fee waivers was 0.08%.

4. Bank	Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $80,959,799 and sales of $69,290,810 (excluding short-term securities).

6. Portfolio	Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

44

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $0 of brokerage commissions.

45

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$461,443,266	$165,234,757	$(18,295,918)	$146,938,839

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

46

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Small Cap Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s gross performance (over multiple periods ended August 31, 2013), including securities lending income, compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

47

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares outperformed the Fund’s benchmark (on a gross performance basis) by 34 basis points for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which

48

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by the Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

49

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

50

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

51

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

52

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

53

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

54

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

55

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

56

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

57

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

58

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

59

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

60

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Bond Index Fund

SAR-BDX 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

Fund Overview	NVIT Bond Index Fund

Asset Allocation†

U.S. Treasury Notes	29.9%
U.S. Government Mortgage Backed Agencies	28.8%
Corporate Bonds	24.4%
Mutual Fund	11.2%
U.S. Treasury Bonds	5.6%
U.S. Government Sponsored & Agency Obligations	3.5%
Sovereign Bonds	3.4%
Commercial Mortgage Backed Securities	1.8%
Municipal Bonds	0.9%
Repurchase Agreements	0.8%
Asset-Backed Securities	0.4%
Yankee Dollars	0.4%
Liabilities in excess of other assets††	(11.1)%
100.0%

Top Industries†††

Banks	3.3%
Oil, Gas & Consumable Fuels	2.2%
Electric Utilities	1.5%
Diversified Financial Services	1.4%
Diversified Telecommunication Services	1.1%
Media	1.1%
Capital Markets	1.0%
Insurance	0.8%
Gas Utilities	0.8%
Pharmaceuticals	0.8%
Other Industries*	86.0%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund — Institutional Class, 0.09%	10.1%
U.S. Treasury Notes, 1.00%, 08/31/16	1.3%
Federal National Mortgage Association Pool TBA, 4.00%, 07/25/44	1.2%
U.S. Treasury Notes, 0.25%, 10/31/15	1.2%
Federal National Mortgage Association Pool TBA, 4.50%, 07/25/44	1.2%
U.S. Treasury Notes, 4.50%, 05/15/17	1.1%
U.S. Treasury Notes, 3.50%, 05/15/20	1.0%
U.S. Treasury Notes, 2.13%, 02/29/16	1.0%
Government National Mortgage Association II Pool TBA, 3.00%, 07/15/44	1.0%
Federal National Mortgage Association Pool TBA, 2.50%, 07/25/29	0.9%
Other Holdings*	80.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	NVIT Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Bond Index Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,011.30	0.66	0.39
	Hypothetical	(b)(c)	1,000.00	1,022.86	1.96	0.39
Class Y Shares	Actual	(c)	1,000.00	1,039.60	1.16	0.23
	Hypothetical	(b)(c)	1,000.00	1,023.65	1.15	0.23

(a)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value

Automobiles 0.2%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,500,000	$1,503,017
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	2,000,000	2,055,967
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A4, 1.18%, 06/17/19	1,500,000	1,502,103

		5,061,087

Credit Card 0.2%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	1,000,000	1,000,679
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,267,569
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,231,913

		3,500,161

Total Asset-Backed Securities (cost $8,551,810)		8,561,248

Commercial Mortgage Backed Securities 1.8%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,491,317
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.34%, 12/10/49 (a)	1,000,000	1,119,194
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,580,128
CW Capital Cobalt Ltd., Series 2007- C3, Class A4, 5.97%, 05/15/46 (a)	1,888,176	2,087,434
Federal National Mortgage Association-Aces, Series 2014-M6, Class A2, 2.68%, 05/25/21	250,000	253,327
FHLMC Multifamily Structured Pass Through Certificates
Series K006, Class A1, 3.40%, 07/25/19	501,488	531,364
Series K006, Class A2, 4.25%, 01/25/20	200,000	221,916

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Multifamily Structured Pass Through Certificates (continued)
Series K008, Class A1, 2.75%, 12/25/19	$83,228	$86,782
Series K024, Class A2, 2.57%, 09/25/22	100,000	99,261
Series K026, Class A2, 2.51%, 11/25/22	900,000	888,902
Series K031, Class A2, 3.30%, 04/25/23 (a)	400,000	416,198
Series K033, Class A2, 3.06%, 07/25/23 (a)	200,000	204,080
Series K037, Class A2, 3.49%, 01/25/24	800,000	841,524
Series K038, Class A1, 2.60%, 10/25/23	350,000	360,008
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,750,000	1,947,256
Series 2007-GG9, Class AM, 5.48%, 03/10/39	3,000,000	3,231,045
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	2,500,000	2,586,756
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	2,314,607
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,000,000	3,253,884
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	420,000	458,115
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,032,758
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.08%, 08/12/49 (a)	800,000	888,958
Morgan Stanley Capital I, Inc.
Series 2007-IQ14, Class A4, 5.69%, 04/15/49 (a)	1,500,000	1,654,853
Series 2012-C4, Class A2, 2.11%, 03/15/45	1,000,000	1,022,338
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A5, 5.90%, 05/15/43 (a)	800,000	864,131
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,162,100
Series 2007-C33, Class A4, 6.14%, 02/15/51 (a)	1,945,000	2,129,908

Total Commercial Mortgage Backed Securities (cost $32,226,769)		34,728,144

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds 24.4%

	Principal Amount	Market Value

Aerospace & Defense 0.3%
Boeing Capital Corp. 4.70%, 10/27/19	$250,000	$282,598
Boeing Co. (The) 4.88%, 02/15/20	500,000	570,718
Embraer SA 5.15%, 06/15/22	350,000	379,996
General Dynamics Corp.
1.00%, 11/15/17	500,000	496,148
3.88%, 07/15/21	100,000	107,242
L-3 Communications Corp.
3.95%, 11/15/16	150,000	159,484
5.20%, 10/15/19	500,000	561,012
Lockheed Martin Corp. 4.07%, 12/15/42	393,000	378,255
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	520,114
4.75%, 06/01/43	250,000	260,884
Raytheon Co.
6.40%, 12/15/18	206,000	244,454
3.13%, 10/15/20	250,000	258,659
4.70%, 12/15/41	150,000	161,388
United Technologies Corp.
1.80%, 06/01/17	600,000	612,272
4.50%, 04/15/20	250,000	280,120
6.13%, 07/15/38	400,000	517,992
4.50%, 06/01/42	500,000	522,840

		6,314,176

Airlines 0.1%
American Airlines Pass Through Trust Series 2013-2, Class A, 4.95%, 01/15/23 (b)	485,200	525,836
Continental Airlines Pass Through Trust Series 2012-1, Class A, 4.15%, 04/11/24	332,773	346,084
Southwest Airlines Co. 5.13%, 03/01/17	147,000	160,548
United Airlines Pass Through Trust
Series 2009-2A, 9.75%, 07/15/18	300,487	341,804
Series 2013-1, Class A, 4.30%, 08/15/25	500,000	521,900

		1,896,172

Auto Components 0.1%
Delphi Corp. 4.15%, 03/15/24	475,000	493,205
Johnson Controls, Inc.
4.25%, 03/01/21	150,000	161,936
3.75%, 12/01/21	600,000	626,200
4.63%, 07/02/44	350,000	349,716

		1,631,057

Corporate Bonds (continued)

	Principal Amount	Market Value

Automobiles 0.2%
Daimler Finance North America LLC 8.50%, 01/18/31	$250,000	$379,220
Ford Motor Co.
7.45%, 07/16/31	500,000	669,179
4.75%, 01/15/43	350,000	354,953
Toyota Motor Credit Corp.
2.00%, 10/24/18	500,000	505,681
2.10%, 01/17/19	650,000	655,767
3.30%, 01/12/22	500,000	514,934

		3,079,734

Banks 3.6%
Abbey National Treasury Services PLC
4.00%, 04/27/16	200,000	211,292
4.00%, 03/13/24	500,000	517,218
American Express Centurion Bank 0.88%, 11/13/15	500,000	502,195
Bank of America NA
6.00%, 06/15/16	295,000	321,845
5.30%, 03/15/17	200,000	219,952
Bank of Montreal 1.45%, 04/09/18	750,000	743,859
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	200,000	206,225
1.30%, 01/25/18	500,000	497,147
Bank of Nova Scotia
2.05%, 10/07/15	500,000	509,980
2.90%, 03/29/16	700,000	727,921
1.45%, 04/25/18	500,000	495,533
Bank One Corp. 8.00%, 04/29/27	290,000	396,764
Barclays Bank PLC
5.13%, 01/08/20	500,000	564,051
5.14%, 10/14/20	250,000	274,773
BB&T Corp.
3.20%, 03/15/16	500,000	519,866
2.15%, 03/22/17	100,000	102,333
2.05%, 06/19/18	750,000	756,992
BBVA US Senior SAU 4.66%, 10/09/15	350,000	365,640
BNP Paribas SA
3.60%, 02/23/16	750,000	781,605
2.70%, 08/20/18	250,000	255,652
5.00%, 01/15/21	250,000	278,270
3.25%, 03/03/23 (c)	500,000	493,804
BPCE SA 4.00%, 04/15/24	475,000	484,785
Canadian Imperial Bank of Commerce 1.35%, 07/18/16	500,000	506,481
Capital One Financial Corp.
5.25%, 02/21/17	304,000	334,447
4.75%, 07/15/21	300,000	333,144
3.75%, 04/24/24	700,000	711,135

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Capital One NA 1.50%, 03/22/18	$300,000	$297,148
Citigroup, Inc. 3.95%, 06/15/16	450,000	474,693
5.85%, 08/02/16	413,000	452,334
4.45%, 01/10/17	1,000,000	1,077,199
6.13%, 11/21/17	500,000	571,275
1.75%, 05/01/18	1,000,000	993,197
8.50%, 05/22/19	500,000	638,349
5.38%, 08/09/20	250,000	286,540
4.50%, 01/14/22	650,000	705,419
3.88%, 10/25/23	750,000	766,999
3.75%, 06/16/24	500,000	501,396
6.63%, 06/15/32	333,000	399,726
5.88%, 02/22/33	118,000	131,029
8.13%, 07/15/39	350,000	525,343
6.68%, 09/13/43	250,000	310,781
Commonwealth Bank of Australia 2.50%, 09/20/18	500,000	513,827
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2.13%, 10/13/15	250,000	255,230
3.38%, 01/19/17	500,000	529,315
1.70%, 03/19/18	750,000	750,918
4.63%, 12/01/23	250,000	264,640
5.25%, 05/24/41	175,000	195,958
5.75%, 12/01/43	250,000	288,112
Credit Suisse 4.38%, 08/05/20	400,000	436,322
Discover Bank 4.20%, 08/08/23	500,000	526,815
Fifth Third Bancorp 3.50%, 03/15/22	700,000	722,616
HSBC Bank USA NA 5.63%, 08/15/35	250,000	291,456
HSBC Holdings PLC
5.10%, 04/05/21	500,000	568,469
4.25%, 03/14/24	500,000	517,016
6.50%, 05/02/36	400,000	487,681
6.50%, 09/15/37	600,000	736,038
HSBC USA, Inc.
2.63%, 09/24/18	500,000	516,187
3.50%, 06/23/24	500,000	500,580
Intesa Sanpaolo SpA
2.38%, 01/13/17	500,000	508,137
3.88%, 01/16/18	500,000	526,682
JPMorgan Chase Bank NA
6.00%, 07/05/17	2,210,000	2,501,597
6.00%, 10/01/17	1,000,000	1,133,643
KeyBank NA 6.95%, 02/01/28	225,000	282,749
KeyCorp 2.30%, 12/13/18	500,000	504,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Korea Development Bank (The) 3.25%, 03/09/16	$700,000	$726,207
Korea Finance Corp. 4.63%, 11/16/21	200,000	219,729
Kreditanstalt fuer Wiederaufbau
4.38%, 07/21/15	2,145,000	2,238,636
2.63%, 02/16/16	500,000	517,950
5.13%, 03/14/16	350,000	377,876
0.50%, 04/19/16	2,000,000	2,001,760
2.00%, 06/01/16	500,000	514,337
0.88%, 09/05/17	1,000,000	995,351
4.38%, 03/15/18	600,000	666,544
1.00%, 06/11/18	2,500,000	2,466,067
2.75%, 09/08/20	400,000	415,523
Landwirtschaftliche Rentenbank
2.13%, 07/15/16 (c)	250,000	257,947
5.13%, 02/01/17 (c)	750,000	832,506
1.00%, 04/04/18	1,000,000	991,545
Lloyds Bank PLC 2.30%, 11/27/18	750,000	761,169
Manufacturers & Traders Trust Co. 1.45%, 03/07/18	500,000	494,764
National Australia Bank Ltd.
1.60%, 08/07/15	500,000	506,266
1.30%, 07/25/16	500,000	504,170
Oesterreichische Kontrollbank AG 4.88%, 02/16/16	350,000	375,015
PNC Bank NA
2.95%, 01/30/23	250,000	244,496
3.80%, 07/25/23	500,000	517,609
PNC Funding Corp.
5.25%, 11/15/15	354,000	375,463
2.70%, 09/19/16	500,000	518,642
5.13%, 02/08/20	500,000	570,250
Royal Bank of Canada
2.88%, 04/19/16	500,000	520,447
1.20%, 01/23/17	750,000	754,641
2.20%, 07/27/18	500,000	510,870
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	500,000	528,745
5.63%, 08/24/20	500,000	572,346
Societe Generale SA
2.75%, 10/12/17	250,000	259,181
State Street Corp.
3.70%, 11/20/23 (c)	500,000	518,217
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	1,000,000	1,018,265
SunTrust Banks, Inc.
3.60%, 04/15/16	150,000	156,873
3.50%, 01/20/17	550,000	581,578
Svenska Handelsbanken AB
2.50%, 01/25/19	500,000	510,294
Toronto-Dominion Bank (The)
2.38%, 10/19/16	250,000	258,813
1.40%, 04/30/18	750,000	743,486

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
UBS Preferred Funding Trust V
6.24%, 05/15/16 (c)(d)	$250,000	$265,937
Union Bank NA
1.50%, 09/26/16	500,000	506,934
US Bancorp
1.65%, 05/15/17	500,000	506,967
1.95%, 11/15/18	500,000	502,608
4.13%, 05/24/21	150,000	163,002
Wells Fargo & Co.
1.50%, 07/01/15	1,000,000	1,011,000
3.68%, 06/15/16 (e)	1,500,000	1,583,885
5.13%, 09/15/16	206,000	224,722
1.50%, 01/16/18	750,000	746,022
2.15%, 01/15/19	500,000	503,992
5.38%, 02/07/35	457,000	529,842
5.38%, 11/02/43	250,000	275,010
5.61%, 01/15/44	638,000	725,352
Wells Fargo Capital X
5.95%, 12/01/36	275,000	281,188
Westpac Banking Corp.
1.60%, 01/12/18	500,000	501,282
2.25%, 01/17/19	750,000	757,931

		67,912,327

Beverages 0.6%
Anheuser-Busch Cos. LLC
5.00%, 03/01/19	236,000	266,848
5.75%, 04/01/36	324,000	390,960
6.00%, 11/01/41	147,000	185,278
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	650,000	674,072
Anheuser-Busch InBev Worldwide, Inc.
2.88%, 02/15/16	250,000	259,256
1.38%, 07/15/17	1,000,000	1,002,987
5.00%, 04/15/20	275,000	312,669
4.38%, 02/15/21	150,000	165,644
Beam, Inc.
5.38%, 01/15/16	48,000	51,164
Coca-Cola Co. (The)
1.80%, 09/01/16	480,000	491,297
1.15%, 04/01/18	500,000	495,543
3.15%, 11/15/20	200,000	210,072
3.20%, 11/01/23	550,000	555,924
Diageo Capital PLC
1.13%, 04/29/18	750,000	735,332
4.83%, 07/15/20	600,000	676,160
2.63%, 04/29/23	500,000	478,190
Diageo Finance BV
5.30%, 10/28/15	649,000	689,995
Dr Pepper Snapple Group, Inc.
2.90%, 01/15/16	250,000	258,410
2.70%, 11/15/22	250,000	240,241
Molson Coors Brewing Co.
5.00%, 05/01/42	250,000	261,174

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
Pepsi Bottling Group, Inc. (The)
7.00%, 03/01/29	$206,000	$275,515
PepsiCo, Inc.
2.50%, 05/10/16	400,000	412,324
7.90%, 11/01/18	700,000	872,848
2.25%, 01/07/19	500,000	510,471
3.13%, 11/01/20	300,000	312,423
5.50%, 01/15/40	250,000	293,216

		11,078,013

Biotechnology 0.3%
Amgen, Inc.
2.30%, 06/15/16	250,000	257,090
3.45%, 10/01/20	600,000	628,322
6.40%, 02/01/39	600,000	748,755
5.15%, 11/15/41	100,000	107,372
5.38%, 05/15/43	300,000	331,811
Bio-Rad Laboratories, Inc. 4.88%, 12/15/20	150,000	157,875
Celgene Corp.
3.95%, 10/15/20	400,000	426,678
3.25%, 08/15/22	300,000	300,291
4.63%, 05/15/44	500,000	500,400
Genentech, Inc. 5.25%, 07/15/35	88,000	101,766
Gilead Sciences, Inc.
3.05%, 12/01/16	100,000	104,821
4.50%, 04/01/21	200,000	221,846
3.70%, 04/01/24	1,000,000	1,025,818
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75%, 09/15/18	500,000	525,625

		5,438,470

Building Products 0.0%†
Owens Corning
9.00%, 06/15/19	17,000	21,387
4.20%, 12/15/22	250,000	256,510

		277,897

Capital Markets 1.1%
Ameriprise Financial, Inc. 5.30%, 03/15/20	150,000	171,706
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15	177,000	187,473
4.65%, 07/02/18	354,000	389,938
Charles Schwab Corp. (The) 2.20%, 07/25/18	200,000	203,158
Credit Suisse USA, Inc.
5.85%, 08/16/16	400,000	439,773
7.13%, 07/15/32	55,000	75,459
Deutsche Bank AG
1.40%, 02/13/17	750,000	753,567

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
2.50%, 02/13/19	$450,000	$458,364
3.70%, 05/30/24	470,000	471,306
Franklin Resources, Inc. 2.80%, 09/15/22	500,000	489,341
Goldman Sachs Group, Inc. (The)
5.35%, 01/15/16	577,000	615,455
5.63%, 01/15/17	1,000,000	1,099,130
2.38%, 01/22/18	1,500,000	1,525,654
2.90%, 07/19/18	500,000	515,331
5.25%, 07/27/21	500,000	559,460
5.75%, 01/24/22	500,000	577,150
3.63%, 01/22/23	750,000	751,578
3.85%, 07/08/24	385,000	384,681
6.13%, 02/15/33 (c)	1,150,000	1,374,163
6.75%, 10/01/37	500,000	598,475
Jefferies Group, Inc.
5.13%, 04/13/18	500,000	548,245
5.13%, 01/20/23	250,000	268,203
Morgan Stanley
3.45%, 11/02/15	450,000	465,988
1.75%, 02/25/16	500,000	506,750
3.80%, 04/29/16	275,000	289,068
5.45%, 01/09/17	575,000	633,377
2.50%, 01/24/19	650,000	657,703
7.30%, 05/13/19	700,000	855,923
5.75%, 01/25/21	300,000	347,520
5.50%, 07/28/21	250,000	287,207
4.88%, 11/01/22	500,000	536,340
4.10%, 05/22/23	650,000	656,933
3.88%, 04/29/24	625,000	630,523
7.25%, 04/01/32	324,000	432,566
Nomura Holdings, Inc.
4.13%, 01/19/16	400,000	418,599
2.00%, 09/13/16	500,000	507,287
UBS AG
5.88%, 07/15/16	621,000	680,055
5.88%, 12/20/17	350,000	400,676

		20,764,125

Chemicals 0.5%
CF Industries, Inc.
3.45%, 06/01/23	550,000	544,325
5.15%, 03/15/34	250,000	264,673
Dow Chemical Co. (The)
4.25%, 11/15/20	400,000	433,475
4.13%, 11/15/21	650,000	696,392
9.40%, 05/15/39	260,000	425,504
E.I. du Pont de Nemours & Co.
5.25%, 12/15/16	385,000	426,476
2.80%, 02/15/23	250,000	244,065
4.90%, 01/15/41	300,000	329,339
Eastman Chemical Co.
3.00%, 12/15/15	250,000	257,947

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
3.60%, 08/15/22	$100,000	$102,362
4.65%, 10/15/44	350,000	346,640
Ecolab, Inc.
3.00%, 12/08/16	1,000,000	1,045,916
4.35%, 12/08/21	150,000	164,274
Lubrizol Corp. 6.50%, 10/01/34	147,000	192,076
LYB International Finance BV 4.00%, 07/15/23	500,000	524,908
LyondellBasell Industries NV
5.00%, 04/15/19	500,000	563,750
6.00%, 11/15/21	500,000	593,750
Monsanto Co. 4.20%, 07/15/34	135,000	136,466
Mosaic Co. (The)
3.75%, 11/15/21 (c)	250,000	258,853
4.25%, 11/15/23	250,000	263,710
PPG Industries, Inc. 3.60%, 11/15/20	500,000	527,499
Praxair, Inc.
4.05%, 03/15/21	200,000	217,900
3.00%, 09/01/21	450,000	460,025
RPM International, Inc. 3.45%, 11/15/22	350,000	341,623

		9,361,948

Commercial Services & Supplies 0.1%
GATX Corp. 2.38%, 07/30/18	350,000	353,532
Massachusetts Institute of Technology 4.68%, 07/01/14	75,000	80,041
Pitney Bowes, Inc. 4.75%, 05/15/18	88,000	95,269
Republic Services, Inc. 5.25%, 11/15/21	800,000	912,700
Science Applications International Corp. 5.50%, 07/01/33 (c)	177,000	171,336
Waste Management, Inc. 7.00%, 07/15/28	162,000	214,091

		1,826,969

Communications Equipment 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 04/15/23	250,000	251,529
Cisco Systems, Inc.
5.50%, 02/22/16	425,000	459,211
4.95%, 02/15/19	200,000	226,032
2.13%, 03/01/19	750,000	755,312
5.90%, 02/15/39	500,000	607,778
Motorola Solutions, Inc. 7.50%, 05/15/25	206,000	260,145

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	$250,000	$259,330

		2,819,337

Construction & Engineering 0.0%†
ABB Finance USA, Inc. 4.38%, 05/08/42	100,000	102,029

Construction Materials 0.0%†
CRH America, Inc. 6.00%, 09/30/16	385,000	427,008

Consumer Finance 0.3%
Air Lease Corp. 3.38%, 01/15/19 (c)	500,000	514,375
American Express Co.
6.15%, 08/28/17	200,000	228,969
1.55%, 05/22/18	750,000	747,324
6.80%, 09/01/66 (a)	290,000	318,275
American Express Credit Corp.
2.75%, 09/15/15	500,000	513,132
1.13%, 06/05/17	500,000	499,475
Ford Motor Credit Co. LLC
2.50%, 01/15/16	250,000	256,114
1.70%, 05/09/16	500,000	506,299
4.25%, 02/03/17	1,000,000	1,073,260
3.00%, 06/12/17	350,000	365,007
2.38%, 03/12/19	750,000	752,310
HSBC Finance Corp. 6.68%, 01/15/21	395,000	472,381
ORIX Corp. 5.00%, 01/12/16	200,000	212,154

		6,459,075

Containers & Packaging 0.0%†
Packaging Corp. of America 4.50%, 11/01/23	250,000	267,559

Distributors 0.0%†
Arrow Electronics, Inc. 4.50%, 03/01/23	250,000	261,373
Ingram Micro, Inc. 5.25%, 09/01/17	100,000	109,762

		371,135

Diversified Financial Services 1.6%
AEP Texas Central Transition Funding LLC 5.17%, 01/01/18	1,400,000	1,532,626
Ameritech Capital Funding Corp. 6.45%, 01/15/18	88,000	100,437
Associates Corp. of North America 6.95%, 11/01/18	339,000	404,417

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
AXA Financial, Inc. 7.00%, 04/01/28	$133,000	$158,965
Bank of America Corp.
3.88%, 03/22/17	500,000	532,841
2.00%, 01/11/18	600,000	602,748
5.65%, 05/01/18	3,200,000	3,627,609
2.60%, 01/15/19	500,000	505,881
5.63%, 07/01/20	1,000,000	1,146,877
5.00%, 05/13/21	700,000	781,333
5.70%, 01/24/22	750,000	868,656
3.30%, 01/11/23	500,000	492,828
4.10%, 07/24/23	750,000	777,813
4.00%, 04/01/24	350,000	356,326
5.88%, 02/07/42	250,000	296,897
5.00%, 01/21/44	350,000	370,161
Block Financial LLC 5.50%, 11/01/22	250,000	272,882
General Electric Capital Corp.
2.25%, 11/09/15	250,000	255,774
5.00%, 01/08/16	295,000	314,482
1.50%, 07/12/16	500,000	507,414
5.40%, 02/15/17	585,000	649,472
5.63%, 09/15/17	1,100,000	1,245,129
1.60%, 11/20/17	1,000,000	1,006,106
5.63%, 05/01/18	1,000,000	1,144,635
5.30%, 02/11/21	350,000	398,216
4.65%, 10/17/21	300,000	333,300
3.10%, 01/09/23	500,000	496,075
3.45%, 05/15/24	500,000	500,567
6.75%, 03/15/32	1,128,000	1,479,620
6.15%, 08/07/37	700,000	869,471
6.38%, 11/15/67 (a)	275,000	305,938
IntercontinentalExchange Group, Inc. 4.00%, 10/15/23	500,000	526,298
JPMorgan Chase & Co.
3.15%, 07/05/16	350,000	364,757
1.35%, 02/15/17	750,000	752,399
1.80%, 01/25/18	1,000,000	996,739
4.25%, 10/15/20	350,000	378,308
4.63%, 05/10/21	500,000	549,453
3.38%, 05/01/23	250,000	245,102
5.60%, 07/15/41	400,000	469,125
5.40%, 01/06/42	500,000	569,760
4.85%, 02/01/44	500,000	526,778
Leucadia National Corp. 5.50%, 10/18/23	250,000	263,627
Moody’s Corp. 4.50%, 09/01/22	150,000	157,775
Murray Street Investment Trust I 4.65%, 03/09/17 (e)	750,000	810,531
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	850,000	947,004

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
8.00%, 03/01/32	$159,000	$230,014
Western Union Co. (The) 6.20%, 11/17/36	300,000	313,761

		30,436,927

Diversified Telecommunication Services 1.2%
AT&T, Inc.
2.40%, 08/15/16	1,500,000	1,545,762
1.60%, 02/15/17	500,000	506,763
2.38%, 11/27/18	425,000	432,667
6.50%, 09/01/37	247,000	306,910
6.30%, 01/15/38	250,000	303,348
6.55%, 02/15/39	410,000	508,843
5.35%, 09/01/40	395,000	429,649
5.55%, 08/15/41	400,000	445,225
4.30%, 12/15/42	603,000	570,809
4.80%, 06/15/44	500,000	510,430
4.35%, 06/15/45	173,000	165,079
British Telecommunications PLC
5.95%, 01/15/18	750,000	857,735
2.35%, 02/14/19	250,000	251,940
9.63%, 12/15/30 (e)	250,000	399,098
Corning, Inc.
4.25%, 08/15/20	250,000	274,741
4.70%, 03/15/37	250,000	261,798
Deutsche Telekom International Finance BV
5.75%, 03/23/16	197,000	213,251
8.65%, 06/15/30	619,000	906,233
Embarq Corp. 8.00%, 06/01/36	300,000	329,597
France Telecom SA
9.00%, 03/01/31	407,000	611,970
5.38%, 01/13/42	250,000	274,299
GTE Corp. 6.94%, 04/15/28	147,000	183,772
Telefonica Emisiones SAU
6.42%, 06/20/16	520,000	568,267
5.46%, 02/16/21	250,000	283,229
4.57%, 04/27/23	1,050,000	1,107,944
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	620,352
2.50%, 09/15/16	1,000,000	1,030,325
6.35%, 04/01/19	450,000	531,343
4.60%, 04/01/21	500,000	551,517
2.45%, 11/01/22 (c)	500,000	469,053
5.15%, 09/15/23	1,000,000	1,114,948
4.15%, 03/15/24	1,000,000	1,040,825
6.40%, 09/15/33	750,000	919,792
5.05%, 03/15/34	250,000	265,806
5.85%, 09/15/35	118,000	138,188
6.00%, 04/01/41	250,000	293,231
6.55%, 09/15/43	1,400,000	1,764,395

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Verizon Global Funding Corp. 7.75%, 12/01/30	$1,190,000	$1,628,608

		22,617,742

Electric Utilities 1.7%
Alabama Power Co. 5.70%, 02/15/33	574,000	692,771
Ameren Illinois Co. 2.70%, 09/01/22	450,000	442,976
Appalachian Power Co. 5.80%, 10/01/35	206,000	246,175
Arizona Public Service Co. 5.50%, 09/01/35	215,000	253,594
Baltimore Gas & Electric Co. 5.90%, 10/01/16	385,000	426,936
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (c)	1,000,000	1,001,865
5.15%, 11/15/43	500,000	560,645
Cleveland Electric Illuminating Co. (The) 5.50%, 08/15/24	400,000	465,941
CMS Energy Corp. 4.70%, 03/31/43	300,000	307,685
Consolidated Edison Co. of New York, Inc.
5.38%, 12/15/15	177,000	189,181
5.85%, 04/01/18	500,000	575,247
5.88%, 04/01/33	118,000	142,088
3.95%, 03/01/43	500,000	474,485
Dominion Resources, Inc.
8.88%, 01/15/19	250,000	320,936
5.20%, 08/15/19	200,000	229,141
6.30%, 03/15/33	10,000	12,274
5.95%, 06/15/35	251,000	303,509
4.90%, 08/01/41	200,000	209,556
DTE Electric Co. 4.30%, 07/01/44	500,000	509,265
DTE Energy Co. 6.35%, 06/01/16	913,000	1,007,418
Duke Energy Carolinas LLC
3.90%, 06/15/21	100,000	108,441
4.25%, 12/15/41	300,000	304,402
Duke Energy Corp.
5.05%, 09/15/19	1,200,000	1,362,400
3.05%, 08/15/22	350,000	348,596
Duke Energy Indiana, Inc. 3.75%, 07/15/20	200,000	213,861
Duke Energy Ohio, Inc. 5.40%, 06/15/33	74,000	84,064
Edison International 3.75%, 09/15/17	500,000	534,782
Entergy Corp. 5.13%, 09/15/20	400,000	444,041

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Exelon Corp. 5.63%, 06/15/35	$836,000	$940,771
Florida Power & Light Co.
5.85%, 02/01/33	100,000	119,980
5.95%, 10/01/33	77,000	97,018
5.40%, 09/01/35	130,000	154,782
5.65%, 02/01/37	450,000	556,648
4.13%, 02/01/42	250,000	249,800
Florida Power Corp. 5.90%, 03/01/33	318,000	380,115
Georgia Power Co. 4.30%, 03/15/42	500,000	501,609
Great Plains Energy, Inc. 4.85%, 06/01/21	100,000	110,377
Indiana Michigan Power Co. 3.20%, 03/15/23	500,000	497,503
Jersey Central Power & Light Co. 7.35%, 02/01/19	500,000	604,145
LG&E and KU Energy LLC 3.75%, 11/15/20	700,000	739,143
MidAmerican Energy Co.
3.70%, 09/15/23	500,000	523,183
5.80%, 10/15/36	550,000	680,210
Nevada Power Co. 5.45%, 05/15/41	150,000	180,028
Nisource Finance Corp.
5.95%, 06/15/41	450,000	523,264
4.80%, 02/15/44	250,000	252,772
Northeast Utilities 1.45%, 05/01/18	500,000	492,183
Northern States Power Co. 2.15%, 08/15/22	250,000	236,941
NSTAR Electric Co. 2.38%, 10/15/22	500,000	477,361
Oglethorpe Power Corp. 5.25%, 09/01/50	200,000	225,106
Ohio Power Co. 6.60%, 02/15/33	236,000	304,698
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41	150,000	158,501
5.30%, 06/01/42	150,000	176,439
Pacific Gas & Electric Co.
3.50%, 10/01/20	300,000	315,727
2.45%, 08/15/22	250,000	239,004
3.25%, 06/15/23	500,000	500,534
6.25%, 03/01/39	600,000	756,496
PacifiCorp 5.25%, 06/15/35	177,000	206,257
PPL Capital Funding, Inc.
1.90%, 06/01/18	750,000	749,573
5.00%, 03/15/44	250,000	267,794
Progress Energy, Inc.
4.40%, 01/15/21	700,000	767,931
7.75%, 03/01/31	236,000	333,542

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
PSEG Power LLC
5.50%, 12/01/15	$413,000	$440,297
5.13%, 04/15/20	250,000	279,339
Public Service Co. of Colorado 3.20%, 11/15/20	250,000	260,461
Public Service Electric & Gas Co. 3.95%, 05/01/42	400,000	390,096
Puget Sound Energy, Inc. 5.48%, 06/01/35	147,000	174,216
San Diego Gas & Electric Co. 3.95%, 11/15/41	250,000	242,665
Scottish Power Ltd. 5.81%, 03/15/25	118,000	137,375
South Carolina Electric & Gas Co.
6.50%, 11/01/18	250,000	297,955
6.05%, 01/15/38	150,000	190,444
Southern California Edison Co.
3.50%, 10/01/23	500,000	517,745
6.00%, 01/15/34	177,000	222,456
5.55%, 01/15/36	436,000	520,970
Southern Co. (The) 2.38%, 09/15/15	300,000	306,572
Southwestern Electric Power Co. 5.55%, 01/15/17	150,000	165,819
Tampa Electric Co. 5.40%, 05/15/21	500,000	581,834
Union Electric Co. 6.70%, 02/01/19	141,000	168,995
Virginia Electric and Power Co.
5.40%, 01/15/16	147,000	157,728
3.45%, 09/01/22	500,000	523,701
Wisconsin Electric Power Co.
2.95%, 09/15/21	300,000	305,738
5.63%, 05/15/33	59,000	71,351
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	276,710
4.70%, 05/15/20	250,000	279,326
6.50%, 07/01/36	177,000	231,138

		31,834,641

Electrical Equipment 0.2%
Energizer Holdings, Inc. 4.70%, 05/19/21	75,000	77,235
Honeywell International, Inc.
5.30%, 03/01/18	840,000	953,763
4.25%, 03/01/21	500,000	553,499
PerkinElmer, Inc. 5.00%, 11/15/21	150,000	162,306
Precision Castparts Corp. 1.25%, 01/15/18	200,000	198,593
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	400,000	415,667

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electrical Equipment (continued)
3.60%, 08/15/21	$250,000	$259,445
4.15%, 02/01/24	1,000,000	1,045,338

		3,665,846

Electronic Equipment & Instruments 0.0%†
Agilent Technologies, Inc.
3.88%, 07/15/23	250,000	252,832
Koninklijke Philips Electronics NV
5.00%, 03/15/42	500,000	546,952

		799,784

Energy Equipment & Services 0.2%
Baker Hughes, Inc.
3.20%, 08/15/21	500,000	516,210
5.13%, 09/15/40	200,000	227,492
Halliburton Co.
2.00%, 08/01/18	500,000	505,389
6.70%, 09/15/38	400,000	539,807
National Oilwell Varco, Inc.
3.95%, 12/01/42	600,000	571,430
Weatherford International Ltd.
9.63%, 03/01/19	200,000	262,369
5.13%, 09/15/20	250,000	279,916
5.95%, 04/15/42	250,000	283,397

		3,186,010

Food & Staples Retailing 0.2%
CVS Caremark Corp.
2.25%, 12/05/18	500,000	506,641
6.25%, 06/01/27	795,000	985,267
Kroger Co. (The)
4.00%, 02/01/24	500,000	519,110
7.50%, 04/01/31	257,000	340,112
5.40%, 07/15/40	200,000	222,192
Safeway, Inc.
3.40%, 12/01/16	650,000	682,441
5.00%, 08/15/19	200,000	209,493
3.95%, 08/15/20	100,000	102,041
Sysco Corp.
5.38%, 09/21/35 (c)	106,000	121,752
Walgreen Co.
3.10%, 09/15/22	500,000	490,875

		4,179,924

Food Products 0.4%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	147,000	171,083
4.02%, 04/16/43	345,000	333,333
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	88,000	91,745
4.10%, 03/15/16	400,000	420,146
Campbell Soup Co.
4.25%, 04/15/21	100,000	107,325

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products (continued)
ConAgra Foods, Inc.
1.90%, 01/25/18	$500,000	$502,318
3.25%, 09/15/22	500,000	490,579
7.00%, 10/01/28	221,000	281,969
General Mills, Inc.
3.15%, 12/15/21	750,000	765,708
JM Smucker Co. (The)
3.50%, 10/15/21	200,000	207,076
Kellogg Co.
4.00%, 12/15/20	250,000	265,539
7.45%, 04/01/31	247,000	321,720
Kraft Foods Group, Inc.
6.88%, 01/26/39	200,000	261,582
5.00%, 06/04/42	350,000	374,184
Mondelez International, Inc.
2.25%, 02/01/19 (c)	1,000,000	1,006,723
4.00%, 02/01/24	500,000	516,641
Sara Lee Corp.
2.75%, 09/15/15	250,000	254,659
Tyson Foods, Inc.
4.50%, 06/15/22	200,000	210,250
Unilever Capital Corp.
2.75%, 02/10/16	400,000	414,344
5.90%, 11/15/32	206,000	267,655

		7,264,579

Gas Utilities 0.8%
AGL Capital Corp.
4.40%, 06/01/43	250,000	255,371
Boardwalk Pipelines LP
5.20%, 06/01/18	88,000	94,302
Buckeye Partners LP
4.88%, 02/01/21	250,000	272,087
4.15%, 07/01/23	250,000	257,459
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	305,000	335,071
DCP Midstream Operating LP
3.88%, 03/15/23	300,000	303,283
El Paso Natural Gas Co.
8.37%, 06/15/32	250,000	346,258
Enable Midstream Partners LP
5.00%, 05/15/44 (b)	350,000	356,573
Enbridge Energy Partners LP
4.20%, 09/15/21	700,000	741,619
Energy Transfer Partners LP
6.70%, 07/01/18	350,000	409,985
4.65%, 06/01/21	200,000	216,224
5.20%, 02/01/22	500,000	553,819
3.60%, 02/01/23 (c)	500,000	495,400
4.90%, 02/01/24 (c)	250,000	268,449
6.05%, 06/01/41	75,000	85,008
Enterprise Products Operating LLC
3.20%, 02/01/16	250,000	259,706

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
4.05%, 02/15/22	$250,000	$265,716
3.90%, 02/15/24	750,000	775,162
6.13%, 10/15/39	285,000	347,600
6.45%, 09/01/40	250,000	315,911
4.85%, 03/15/44	200,000	207,059
Kern River Funding Corp.
4.89%, 04/30/18 (b)	38,924	41,812
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50,000	52,121
3.50%, 03/01/21	625,000	633,670
5.80%, 03/15/35	206,000	227,092
6.38%, 03/01/41	250,000	292,911
5.00%, 08/15/42	350,000	344,797
National Fuel Gas Co.
3.75%, 03/01/23	250,000	247,691
ONE Gas, Inc.
4.66%, 02/01/44 (b)	500,000	538,585
ONEOK Partners LP
3.38%, 10/01/22	500,000	496,034
6.13%, 02/01/41	100,000	118,095
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	200,000	207,702
5.15%, 06/01/42	450,000	487,197
Sempra Energy
4.05%, 12/01/23	150,000	158,462
6.00%, 10/15/39	220,000	272,985
Southern Natural Gas Co. LLC
5.90%, 04/01/17 (b)(e)	250,000	280,725
Spectra Energy Capital LLC
6.75%, 02/15/32	327,000	375,139
Spectra Energy Partners LP
2.95%, 09/25/18	500,000	518,640
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	250,000	246,432
TransCanada PipeLines Ltd.
3.80%, 10/01/20	250,000	269,650
4.63%, 03/01/34	250,000	266,219
Williams Cos., Inc. (The)
3.70%, 01/15/23	500,000	480,275
Williams Partners LP
7.25%, 02/01/17	150,000	171,668
5.25%, 03/15/20	500,000	564,244
6.30%, 04/15/40	150,000	178,076
5.80%, 11/15/43	250,000	282,290
4.90%, 01/15/45	350,000	347,795

		15,262,369

Health Care Equipment & Supplies 0.0%†
Mead Johnson Nutrition Co. 4.60%, 06/01/44	350,000	351,691

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services 0.7%
Aetna, Inc.
6.63%, 06/15/36	$250,000	$323,195
AmerisourceBergen Corp.
3.50%, 11/15/21	250,000	259,778
Baxter International, Inc.
1.85%, 01/15/17	500,000	510,425
5.38%, 06/01/18	400,000	454,008
Becton, Dickinson and Co.
3.13%, 11/08/21	350,000	359,233
Boston Scientific Corp.
2.65%, 10/01/18	550,000	562,776
6.00%, 01/15/20	200,000	233,207
Cardinal Health, Inc.
3.20%, 06/15/22	300,000	300,289
CareFusion Corp.
3.30%, 03/01/23	100,000	96,724
Cigna Corp.
4.50%, 03/15/21	300,000	328,147
5.38%, 02/15/42	150,000	170,632
Coventry Health Care, Inc.
5.45%, 06/15/21	250,000	289,589
Covidien International Finance SA
6.00%, 10/15/17	400,000	457,665
Express Scripts Holding Co.
3.50%, 11/15/16	250,000	263,750
3.50%, 06/15/24	500,000	494,762
Express Scripts, Inc.
3.13%, 05/15/16	350,000	364,509
3.90%, 02/15/22	150,000	157,292
Humana, Inc.
3.15%, 12/01/22	250,000	245,708
Kaiser Foundation Hospitals
4.88%, 04/01/42	250,000	272,302
Laboratory Corp. of America Holdings
3.13%, 05/15/16	150,000	156,076
3.75%, 08/23/22	350,000	354,256
McKesson Corp.
6.00%, 03/01/41	250,000	301,700
Medco Health Solutions, Inc.
7.13%, 03/15/18	200,000	236,805
4.13%, 09/15/20	300,000	322,028
Medtronic, Inc.
0.88%, 02/27/17	750,000	747,665
3.63%, 03/15/24	275,000	281,527
4.00%, 04/01/43	300,000	286,181
Quest Diagnostics, Inc.
5.45%, 11/01/15	324,000	343,318
4.70%, 04/01/21	500,000	541,490
St. Jude Medical, Inc.
2.50%, 01/15/16	300,000	308,265
3.25%, 04/15/23	200,000	198,693
Stryker Corp.
1.30%, 04/01/18	500,000	493,040

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.38%, 03/15/16	$295,000	$318,626
1.40%, 10/15/17	500,000	500,729
5.80%, 03/15/36	708,000	853,464
3.95%, 10/15/42	250,000	233,430
WellPoint, Inc.
5.25%, 01/15/16	324,000	346,234
3.70%, 08/15/21	100,000	104,610
4.63%, 05/15/42	250,000	253,339
5.10%, 01/15/44	300,000	326,155
Zimmer Holdings, Inc.
3.38%, 11/30/21	200,000	203,931

		13,855,553

Hotels, Restaurants & Leisure 0.1%
Carnival Corp.
3.95%, 10/15/20	500,000	528,250
Darden Restaurants, Inc.
3.35%, 11/01/22	200,000	196,763
Hyatt Hotels Corp.
5.38%, 08/15/21	150,000	169,532
McDonald’s Corp.
5.35%, 03/01/18	360,000	408,568
4.88%, 07/15/40	250,000	274,889
Wyndham Worldwide Corp.
5.63%, 03/01/21	150,000	169,108
Yum! Brands, Inc.
6.88%, 11/15/37	78,000	99,936

		1,847,046

Household Durables 0.0%†
Emerson Electric Co.
6.00%, 08/15/32	83,000	104,496
Stanley Black & Decker, Inc.
2.90%, 11/01/22	500,000	488,524

		593,020

Household Products 0.1%
Clorox Co. (The)
3.80%, 11/15/21	500,000	525,708
Kimberly-Clark Corp.
4.88%, 08/15/15	800,000	840,023
6.63%, 08/01/37	130,000	175,357

		1,541,088

Industrial Conglomerates 0.4%
3M Co.
5.70%, 03/15/37	415,000	517,444
Danaher Corp.
2.30%, 06/23/16	200,000	206,613
3.90%, 06/23/21	100,000	107,277

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates (continued)
Dover Corp.
4.88%, 10/15/15	$224,000	$236,905
5.38%, 03/01/41	100,000	116,430
Eaton Corp.
2.75%, 11/02/22	750,000	727,292
GE Capital Trust I
6.38%, 11/15/67 (a)	500,000	556,250
General Electric Co.
0.85%, 10/09/15	250,000	251,259
5.25%, 12/06/17	600,000	676,890
2.70%, 10/09/22	500,000	492,105
4.13%, 10/09/42	350,000	345,678
Illinois Tool Works, Inc.
1.95%, 03/01/19	250,000	250,608
4.88%, 09/15/41	200,000	216,647
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500,000	512,633
Pentair Finance SA
3.15%, 09/15/22	400,000	390,752
Textron, Inc.
4.30%, 03/01/24	250,000	259,274
Tyco Electronics Group SA
6.55%, 10/01/17	400,000	462,562
3.50%, 02/03/22	300,000	305,890

		6,632,509

Information Technology Services 0.2%
Fidelity National Information Services, Inc.
2.00%, 04/15/18	500,000	496,292
3.50%, 04/15/23	150,000	147,585
Fiserv, Inc.
4.75%, 06/15/21	200,000	217,798
International Business Machines Corp.
1.95%, 07/22/16	150,000	153,875
1.25%, 02/08/18	1,000,000	997,721
1.63%, 05/15/20	500,000	482,500
2.90%, 11/01/21	200,000	202,692
5.88%, 11/29/32	433,000	540,646
4.00%, 06/20/42	100,000	95,620
Xerox Corp.
6.35%, 05/15/18 (c)	250,000	290,416
4.50%, 05/15/21 (c)	250,000	269,948

		3,895,093

Insurance 0.9%
ACE INA Holdings, Inc.
2.70%, 03/13/23	500,000	484,624
Aflac, Inc.
6.45%, 08/15/40	200,000	253,753
AIG Life Holdings US, Inc.
7.50%, 07/15/25	147,000	196,496
Alleghany Corp.
4.95%, 06/27/22	400,000	437,293

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Allstate Corp. (The)
4.50%, 06/15/43	$250,000	$258,663
6.50%, 05/15/57 (a)	195,000	212,306
American International Group, Inc.
5.05%, 10/01/15	147,000	155,001
3.80%, 03/22/17	500,000	534,475
5.85%, 01/16/18	400,000	456,807
8.25%, 08/15/18	500,000	621,205
6.25%, 03/15/37	275,000	308,069
8.17%, 05/15/58 (a)	425,000	587,186
Aon Corp.
5.00%, 09/30/20	500,000	560,898
Aon PLC
4.60%, 06/14/44	250,000	248,809
Assurant, Inc.
2.50%, 03/15/18	350,000	352,401
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	750,000	743,125
Berkshire Hathaway, Inc.
3.40%, 01/31/22	500,000	518,361
4.50%, 02/11/43	250,000	256,935
Chubb Corp. (The)
6.00%, 05/11/37	165,000	207,798
6.37%, 03/29/67 (a)	400,000	443,500
CNA Financial Corp.
5.75%, 08/15/21	500,000	582,075
Genworth Financial, Inc.
6.50%, 06/15/34	206,000	249,441
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	100,000	113,711
6.10%, 10/01/41	309,000	384,478
ING US, Inc.
2.90%, 02/15/18 (e)	500,000	518,094
Lincoln National Corp.
4.85%, 06/24/21	100,000	111,192
6.15%, 04/07/36	440,000	537,968
Loews Corp.
4.13%, 05/15/43	400,000	374,663
Markel Corp.
3.63%, 03/30/23	350,000	349,180
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21	600,000	665,368
MetLife, Inc.
5.70%, 06/15/35	159,000	191,767
6.40%, 12/15/36	500,000	558,125
4.88%, 11/13/43	500,000	540,670
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (f)	105,000	108,806
Principal Financial Group, Inc.
8.88%, 05/15/19	350,000	452,465
Progressive Corp. (The)
3.75%, 08/23/21	200,000	213,333
6.25%, 12/01/32	162,000	207,446

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Prudential Financial, Inc.
3.00%, 05/12/16	$150,000	$155,987
5.75%, 07/15/33	147,000	171,365
5.62%, 06/15/43 (a)	250,000	268,438
5.10%, 08/15/43	500,000	539,888
4.60%, 05/15/44	500,000	504,059
Reinsurance Group of America, Inc.
5.00%, 06/01/21	100,000	110,647
Travelers Cos., Inc. (The)
5.75%, 12/15/17	335,000	382,277
5.35%, 11/01/40	250,000	293,318
Travelers Property Casualty Corp.
6.38%, 03/15/33	192,000	249,247
Willis Group Holdings PLC
5.75%, 03/15/21	100,000	112,275

		16,783,988

Internet & Catalog Retail 0.1%
Amazon.com, Inc.
1.20%, 11/29/17	500,000	496,449
eBay, Inc.
1.35%, 07/15/17	200,000	200,984
3.25%, 10/15/20	200,000	207,075
Expedia, Inc.
5.95%, 08/15/20	100,000	113,175
QVC, Inc.
4.38%, 03/15/23	350,000	355,530

		1,373,213

Internet Software & Services 0.1%
Baidu, Inc.
3.25%, 08/06/18	250,000	258,355
Google, Inc.
2.13%, 05/19/16	100,000	103,051
3.38%, 02/25/24	750,000	766,054

		1,127,460

Leisure Products 0.0%†
Mattel, Inc.
3.15%, 03/15/23	300,000	293,364
5.45%, 11/01/41	150,000	163,303

		456,667

Machinery 0.3%
Caterpillar Financial Services Corp.
5.50%, 03/15/16	295,000	319,196
2.85%, 06/01/22	500,000	497,326
Caterpillar, Inc.
3.90%, 05/27/21	500,000	541,594
2.60%, 06/26/22	350,000	341,686
6.05%, 08/15/36	177,000	219,466
Deere & Co.
8.10%, 05/15/30	500,000	739,093

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Machinery (continued)
Flowserve Corp.
3.50%, 09/15/22	$100,000	$98,690
IDEX Corp.
4.20%, 12/15/21	300,000	312,143
John Deere Capital Corp.
1.30%, 03/12/18	750,000	742,627
1.95%, 12/13/18	1,000,000	1,002,754
Roper Industries, Inc.
2.05%, 10/01/18	500,000	500,702

		5,315,277

Media 1.2%
CBS Corp.
8.88%, 05/15/19	50,000	64,824
5.75%, 04/15/20	250,000	289,765
7.88%, 07/30/30	80,000	107,340
5.50%, 05/15/33	118,000	129,566
4.85%, 07/01/42	100,000	99,247
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	118,000	171,513
Comcast Corp.
5.70%, 07/01/19 (c)	500,000	585,052
2.85%, 01/15/23 (c)	500,000	496,772
3.60%, 03/01/24	500,000	514,561
4.25%, 01/15/33	250,000	256,479
7.05%, 03/15/33	295,000	398,041
6.50%, 11/15/35	100,000	129,881
6.95%, 08/15/37	295,000	399,236
6.40%, 03/01/40	350,000	448,700
Cox Communications, Inc.
5.50%, 10/01/15	383,000	405,879
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.13%, 02/15/16	250,000	259,191
3.50%, 03/01/16	500,000	521,799
4.60%, 02/15/21	250,000	273,115
3.80%, 03/15/22	750,000	774,978
4.45%, 04/01/24	500,000	529,322
5.15%, 03/15/42	150,000	157,756
Discovery Communications LLC
5.05%, 06/01/20	500,000	561,609
3.30%, 05/15/22	350,000	348,645
4.88%, 04/01/43	200,000	201,696
Grupo Televisa SAB
6.63%, 01/15/40 (c)	250,000	305,765
5.00%, 05/13/45	250,000	248,073
Historic TW, Inc.
6.88%, 06/15/18	176,000	209,721
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	573,583
4.38%, 04/01/21	800,000	882,298
2.88%, 01/15/23	350,000	347,612
5.95%, 04/01/41	200,000	245,194

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
News America, Inc.
8.00%, 10/17/16	$118,000	$136,553
4.50%, 02/15/21	250,000	274,455
3.00%, 09/15/22	500,000	492,255
7.28%, 06/30/28	77,000	96,874
6.55%, 03/15/33	300,000	375,436
6.20%, 12/15/34	245,000	301,429
6.65%, 11/15/37	150,000	191,463
6.15%, 02/15/41	250,000	304,727
Omnicom Group, Inc.
5.90%, 04/15/16	177,000	192,451
4.45%, 08/15/20	150,000	163,161
3.63%, 05/01/22	50,000	51,474
Thomson Reuters Corp.
6.50%, 07/15/18	100,000	117,247
4.30%, 11/23/23	500,000	522,545
Time Warner Cable, Inc.
6.75%, 07/01/18	585,000	691,291
8.25%, 04/01/19	700,000	886,334
6.75%, 06/15/39	900,000	1,152,120
Time Warner, Inc.
7.63%, 04/15/31	777,000	1,069,866
7.70%, 05/01/32	582,000	812,187
5.38%, 10/15/41	200,000	217,384
4.65%, 06/01/44	250,000	246,029
Viacom, Inc.
3.88%, 12/15/21	600,000	628,028
3.25%, 03/15/23	200,000	197,513
4.25%, 09/01/23	100,000	104,982
3.88%, 04/01/24	500,000	508,877
4.38%, 03/15/43	459,000	426,069
Walt Disney Co. (The)
1.10%, 12/01/17	500,000	497,431
3.75%, 06/01/21	500,000	538,250
WPP Finance 2010
4.75%, 11/21/21	400,000	438,651

		22,572,295

Metals & Mining 0.6%
Barrick Gold Corp.
4.10%, 05/01/23	500,000	497,925
5.25%, 04/01/42	150,000	146,788
Barrick North America Finance LLC
4.40%, 05/30/21	450,000	470,543
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	285,000	304,057
3.25%, 11/21/21	250,000	257,351
6.42%, 03/01/26	80,000	97,512
5.00%, 09/30/43	500,000	551,761
Cliffs Natural Resources, Inc.
5.90%, 03/15/20 (c)	350,000	358,370
4.88%, 04/01/21 (c)	200,000	197,264

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18	$500,000	$507,453
3.55%, 03/01/22	600,000	594,180
5.45%, 03/15/43	250,000	259,636
Goldcorp, Inc.
2.13%, 03/15/18	350,000	351,362
Kinross Gold Corp.
5.13%, 09/01/21 (c)	150,000	154,971
Newmont Mining Corp.
5.13%, 10/01/19	150,000	165,547
5.88%, 04/01/35	236,000	239,531
4.88%, 03/15/42	150,000	135,168
Nucor Corp.
4.00%, 08/01/23	500,000	516,691
Placer Dome, Inc.
6.38%, 03/01/33	139,000	145,604
Reliance Steel & Aluminum Co.
4.50%, 04/15/23	250,000	258,868
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	206,000	233,429
Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	500,000	516,015
3.50%, 11/02/20	450,000	470,675
4.13%, 05/20/21	200,000	214,842
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (c)	500,000	486,821
4.13%, 08/21/42	250,000	235,526
Southern Copper Corp.
6.75%, 04/16/40	250,000	272,704
Teck Resources Ltd.
3.00%, 03/01/19	750,000	767,218
4.75%, 01/15/22	700,000	735,428
Vale Overseas Ltd.
4.38%, 01/11/22 (c)	750,000	765,743
6.88%, 11/21/36	944,000	1,047,523

		11,956,506

Multiline Retail 0.5%
Costco Wholesale Corp.
5.50%, 03/15/17	850,000	952,010
Dollar General Corp.
3.25%, 04/15/23	250,000	236,467
Kohl’s Corp.
4.00%, 11/01/21	400,000	417,390
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	106,000	118,124
3.88%, 01/15/22	500,000	522,225
6.90%, 04/01/29	75,000	94,090
6.70%, 07/15/34	150,000	189,119
Nordstrom, Inc.
4.00%, 10/15/21	500,000	534,639
Target Corp.
6.00%, 01/15/18	500,000	576,119

Corporate Bonds (continued)

	Principal Amount	Market Value

Multiline Retail (continued)
6.35%, 11/01/32	$313,000	$394,709
4.00%, 07/01/42	350,000	331,380
Wal-Mart Stores, Inc.
0.60%, 04/11/16	750,000	751,048
3.63%, 07/08/20	500,000	537,155
3.25%, 10/25/20	500,000	525,190
2.55%, 04/11/23	750,000	721,534
3.30%, 04/22/24	225,000	227,517
7.55%, 02/15/30	118,000	167,845
5.25%, 09/01/35	708,000	819,152
5.00%, 10/25/40	250,000	278,674
5.63%, 04/15/41	475,000	573,661

		8,968,048

Oil, Gas & Consumable Fuels 2.2%
Anadarko Finance Co.
7.50%, 05/01/31	298,000	406,569
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	110,765
6.38%, 09/15/17	100,000	115,057
6.45%, 09/15/36	281,000	358,344
Apache Corp.
7.63%, 07/01/19	59,000	73,791
3.63%, 02/01/21	500,000	529,677
5.10%, 09/01/40	100,000	109,987
4.75%, 04/15/43	500,000	525,876
BP Capital Markets PLC
3.20%, 03/11/16	400,000	417,857
1.38%, 05/10/18	1,000,000	990,694
2.24%, 05/10/19	750,000	755,573
4.50%, 10/01/20	200,000	221,948
3.56%, 11/01/21	250,000	260,731
Canadian Natural Resources Ltd.
6.25%, 03/15/38	340,000	422,175
Cenovus Energy, Inc.
5.70%, 10/15/19	770,000	893,484
5.20%, 09/15/43	200,000	221,947
Chevron Corp.
1.72%, 06/24/18	1,500,000	1,512,281
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	750,000	708,064
ConocoPhillips
5.90%, 10/15/32	177,000	220,314
6.50%, 02/01/39	400,000	534,949
ConocoPhillips Co.
1.05%, 12/15/17	750,000	743,085
ConocoPhillips Holding Co.
6.95%, 04/15/29	250,000	342,345
Continental Resources, Inc.
4.50%, 04/15/23	500,000	534,148
4.90%, 06/01/44 (b)	250,000	256,759

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
2.40%, 07/15/16	$300,000	$309,165
3.25%, 05/15/22	500,000	504,282
7.95%, 04/15/32	350,000	495,080
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23	500,000	501,331
Ecopetrol SA
4.25%, 09/18/18	500,000	537,405
5.88%, 05/28/45	600,000	620,556
Ensco PLC
4.70%, 03/15/21	500,000	544,381
EOG Resources, Inc.
5.63%, 06/01/19	130,000	151,242
2.45%, 04/01/20	500,000	504,676
4.10%, 02/01/21	400,000	435,651
EQT Corp.
4.88%, 11/15/21	250,000	272,379
Exxon Mobil Corp.
3.18%, 03/15/24	500,000	510,053
Hess Corp.
7.30%, 08/15/31	254,000	337,522
5.60%, 02/15/41	250,000	289,418
Husky Energy, Inc.
3.95%, 04/15/22	600,000	635,604
Marathon Oil Corp.
2.80%, 11/01/22	250,000	242,805
6.80%, 03/15/32	118,000	149,529
Marathon Petroleum Corp.
5.13%, 03/01/21	600,000	680,468
Murphy Oil Corp.
5.13%, 12/01/42	150,000	148,559
Nabors Industries, Inc.
5.00%, 09/15/20	500,000	561,131
Noble Energy, Inc.
4.15%, 12/15/21	600,000	643,431
5.25%, 11/15/43	150,000	165,361
Noble Holding International Ltd.
3.95%, 03/15/22 (c)	500,000	511,792
Occidental Petroleum Corp.
3.13%, 02/15/22	350,000	354,957
2.70%, 02/15/23	200,000	194,342
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,074,000	1,267,580
Petrobras Global Finance BV
3.00%, 01/15/19	500,000	490,319
4.38%, 05/20/23 (c)	1,000,000	961,628
6.25%, 03/17/24	1,000,000	1,063,936
Petrobras International Finance Co.
3.88%, 01/27/16	750,000	772,865
3.50%, 02/06/17	750,000	770,774
5.38%, 01/27/21	1,000,000	1,038,912
Petrohawk Energy Corp.
7.25%, 08/15/18	250,000	261,125

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos
3.50%, 07/18/18	$500,000	$525,223
5.50%, 01/21/21	275,000	307,365
4.88%, 01/24/22	250,000	269,962
3.50%, 01/30/23	500,000	489,076
6.38%, 01/23/45 (b)	500,000	579,273
Phillips 66
5.88%, 05/01/42	382,000	456,647
Pioneer Natural Resources Co.
3.95%, 07/15/22	450,000	473,216
Plains Exploration & Production Co.
6.50%, 11/15/20	200,000	223,250
6.63%, 05/01/21	228,000	254,790
Rowan Cos., Inc.
4.75%, 01/15/24	175,000	185,373
Shell International Finance BV
0.63%, 12/04/15	1,000,000	1,003,030
1.90%, 08/10/18	600,000	606,997
2.00%, 11/15/18	750,000	760,217
4.55%, 08/12/43	500,000	524,971
Southwestern Energy Co.
4.10%, 03/15/22	250,000	264,958
Statoil ASA
3.13%, 08/17/17	250,000	264,590
1.20%, 01/17/18	1,000,000	992,603
1.15%, 05/15/18	1,000,000	984,536
3.70%, 03/01/24	500,000	522,907
Total Capital Canada Ltd.
2.75%, 07/15/23	750,000	729,682
Total Capital International SA
2.88%, 02/17/22	500,000	498,598
Total Capital SA
2.30%, 03/15/16	500,000	514,520
Transocean, Inc.
4.95%, 11/15/15	250,000	263,471
6.38%, 12/15/21	500,000	578,071
7.50%, 04/15/31	177,000	213,705
Valero Energy Corp.
7.50%, 04/15/32	118,000	155,474
6.63%, 06/15/37	455,000	564,625

		41,401,809

Paper & Forest Products 0.0%†
Domtar Corp.
10.75%, 06/01/17	50,000	62,336
Georgia-Pacific LLC
8.88%, 05/15/31	250,000	375,202
International Paper Co.
6.00%, 11/15/41	250,000	294,575

		732,113

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Personal Products 0.1%
Avon Products, Inc.
4.60%, 03/15/20	$500,000	$519,912
Colgate-Palmolive Co.
2.45%, 11/15/21	150,000	149,837
Procter & Gamble Co. (The)
1.80%, 11/15/15	250,000	254,866
4.85%, 12/15/15	177,000	188,188
1.45%, 08/15/16	250,000	254,193
5.80%, 08/15/34	295,000	369,788

		1,736,784

Pharmaceuticals 0.9%
AbbVie, Inc.
2.00%, 11/06/18	1,800,000	1,804,831
4.40%, 11/06/42	125,000	121,062
Actavis Funding SCS
3.85%, 06/15/24 (b)	825,000	833,953
Allergan, Inc.
1.35%, 03/15/18	400,000	386,246
AstraZeneca PLC
5.90%, 09/15/17	400,000	456,205
6.45%, 09/15/37	200,000	258,900
4.00%, 09/18/42	250,000	236,658
Bristol-Myers Squibb Co.
2.00%, 08/01/22	700,000	650,779
3.25%, 08/01/42	250,000	208,161
Eli Lilly & Co.
1.95%, 03/15/19	750,000	755,207
7.13%, 06/01/25	118,000	156,690
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	500,000	505,670
2.85%, 05/08/22	250,000	246,769
GlaxoSmithKline Capital, Inc.
0.70%, 03/18/16	750,000	751,773
5.38%, 04/15/34	201,000	236,401
4.20%, 03/18/43	300,000	297,032
Johnson & Johnson
2.95%, 09/01/20	200,000	209,714
4.95%, 05/15/33	663,000	767,943
Merck & Co., Inc.
6.40%, 03/01/28	74,000	95,123
5.95%, 12/01/28	162,000	203,130
3.60%, 09/15/42	500,000	447,644
4.15%, 05/18/43	500,000	489,286
Mylan, Inc.
2.60%, 06/24/18	750,000	762,360
Novartis Capital Corp.
2.40%, 09/21/22	500,000	481,259
Novartis Securities Investment Ltd.
5.13%, 02/10/19	470,000	535,713
Perrigo Co. PLC
4.00%, 11/15/23 (b)	250,000	253,782

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Pfizer, Inc.
4.65%, 03/01/18	$265,000	$294,374
7.20%, 03/15/39	525,000	741,020
Pharmacia Corp.
6.60%, 12/01/28	177,000	230,537
Sanofi
2.63%, 03/29/16	500,000	517,923
1.25%, 04/10/18	250,000	247,036
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	69,000	70,763
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	142,000	171,255
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	181,000	185,743
Watson Pharmaceuticals, Inc.
3.25%, 10/01/22	200,000	196,495
Wyeth LLC
5.50%, 02/15/16	634,000	684,216
6.50%, 02/01/34	206,000	269,468
Zoetis, Inc.
3.25%, 02/01/23	600,000	594,399

		16,355,520

Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.
3.40%, 02/15/19	250,000	261,920
American Tower REIT, Inc.
5.05%, 09/01/20	500,000	557,695
3.50%, 01/31/23	250,000	245,494
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%, 02/06/17 (b)	500,000	502,338
Boston Properties LP
3.80%, 02/01/24	250,000	252,881
Digital Realty Trust LP
5.25%, 03/15/21 (c)	250,000	268,101
Duke Realty LP
3.63%, 04/15/23	500,000	495,486
ERP Operating LP
5.38%, 08/01/16	295,000	321,979
3.00%, 04/15/23	500,000	488,031
4.50%, 07/01/44	350,000	350,567
HCP, Inc.
6.00%, 01/30/17	472,000	528,834
2.63%, 02/01/20	500,000	500,253
5.38%, 02/01/21	200,000	227,570
4.25%, 11/15/23	500,000	519,333
Health Care REIT, Inc.
4.13%, 04/01/19	600,000	643,207
5.25%, 01/15/22	400,000	447,233
Healthcare Realty Trust, Inc.
3.75%, 04/15/23	350,000	343,150

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust
5.00%, 08/15/22	$350,000	$370,654
Host Hotels & Resorts LP
3.75%, 10/15/23	525,000	520,406
Kilroy Realty LP
4.80%, 07/15/18	300,000	326,014
Liberty Property LP
4.40%, 02/15/24	500,000	524,124
ProLogis LP
6.63%, 05/15/18	531,000	619,279
4.25%, 08/15/23	500,000	521,650
Realty Income Corp.
3.25%, 10/15/22	350,000	343,101
Simon Property Group LP
2.80%, 01/30/17	500,000	521,854
2.20%, 02/01/19	500,000	505,994
5.65%, 02/01/20	250,000	292,105
3.38%, 03/15/22	500,000	515,711
UDR, Inc.
4.25%, 06/01/18	100,000	107,271
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19	500,000	537,530
4.75%, 06/01/21	150,000	164,641
Weyerhaeuser Co.
7.38%, 03/15/32	500,000	677,820

		13,502,226

Road & Rail 0.5%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	350,000	349,088
3.00%, 03/15/23	500,000	491,100
3.85%, 09/01/23	650,000	678,253
3.75%, 04/01/24	500,000	515,808
7.95%, 08/15/30	206,000	289,189
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	350,000	386,751
CSX Corp.
7.38%, 02/01/19	400,000	489,568
3.70%, 10/30/20	300,000	318,674
5.50%, 04/15/41	150,000	172,951
4.10%, 03/15/44	250,000	236,443
FedEx Corp.
4.00%, 01/15/24	750,000	782,890
3.88%, 08/01/42	50,000	44,900
Norfolk Southern Corp.
5.90%, 06/15/19	400,000	468,331
3.25%, 12/01/21	1,000,000	1,027,480
3.00%, 04/01/22	500,000	499,780
5.59%, 05/17/25	84,000	95,869
Union Pacific Corp.
2.75%, 04/15/23	750,000	734,120
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	154,100
8.37%, 04/01/30 (e)	177,000	258,892

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
United Parcel Service, Inc.
3.13%, 01/15/21	$500,000	$520,996
6.20%, 01/15/38	295,000	384,246

		8,899,429

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc.
4.30%, 06/15/21	400,000	435,645
Broadcom Corp.
2.70%, 11/01/18	100,000	103,539
Intel Corp.
1.35%, 12/15/17	1,000,000	1,000,191
4.80%, 10/01/41	350,000	371,515
Maxim Integrated Products, Inc.
3.38%, 03/15/23 (c)	350,000	342,714

		2,253,604

Software 0.2%
CA, Inc.
4.50%, 08/15/23	410,000	434,324
Microsoft Corp.
2.50%, 02/08/16	250,000	258,225
3.00%, 10/01/20	500,000	522,763
3.63%, 12/15/23	400,000	418,219
4.50%, 10/01/40	300,000	310,342
Oracle Corp.
5.25%, 01/15/16	72,000	77,182
1.20%, 10/15/17	350,000	349,390
2.38%, 01/15/19	1,000,000	1,016,825
5.00%, 07/08/19	200,000	228,129
2.50%, 10/15/22	500,000	478,361
5.38%, 07/15/40	350,000	396,699

		4,490,459

Specialty Retail 0.2%
AutoZone, Inc.
4.00%, 11/15/20	500,000	532,200
Gap, Inc. (The)
5.95%, 04/12/21	150,000	172,611
Home Depot, Inc. (The)
5.40%, 03/01/16	590,000	636,318
2.70%, 04/01/23	500,000	486,043
5.88%, 12/16/36	300,000	370,593
5.95%, 04/01/41	150,000	187,715
4.20%, 04/01/43	250,000	246,708
4.40%, 03/15/45	500,000	507,535
Lowe’s Cos., Inc.
6.50%, 03/15/29	236,000	294,594
5.80%, 10/15/36	300,000	361,660

		3,795,977

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.
3.85%, 05/04/43	$750,000	$692,193
EMC Corp.
1.88%, 06/01/18	1,000,000	1,006,778
Hewlett-Packard Co.
5.50%, 03/01/18	800,000	905,768
2.75%, 01/14/19	250,000	256,496
3.75%, 12/01/20	500,000	520,972
4.65%, 12/09/21	600,000	654,400
NetApp, Inc.
3.38%, 06/15/21	210,000	210,888
Seagate HDD Cayman
3.75%, 11/15/18 (b)	675,000	690,187

		4,937,682

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2
4.30%, 06/01/21	125,000	135,267
VF Corp.
3.50%, 09/01/21	200,000	208,942

		344,209

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc.
3.00%, 09/24/15	350,000	358,433
3.45%, 08/27/18	250,000	262,232

		620,665

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	178,000	233,593
9.25%, 08/06/19	155,000	206,079
10.20%, 02/06/39	81,000	137,510
4.25%, 08/09/42	250,000	233,291
4.50%, 05/02/43	450,000	433,796
5.38%, 01/31/44	170,000	186,182
Lorillard Tobacco Co.
3.50%, 08/04/16	850,000	889,062
3.75%, 05/20/23	250,000	247,089
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	459,162
6.38%, 05/16/38	460,000	589,384
3.88%, 08/21/42	250,000	233,531
Reynolds American, Inc.
4.75%, 11/01/42	450,000	429,113

		4,277,792

Wireless Telecommunication Services 0.2%
America Movil SAB de CV
5.00%, 03/30/20	500,000	559,581
3.13%, 07/16/22	750,000	736,188
6.38%, 03/01/35 (c)	177,000	212,481
6.13%, 03/30/40	350,000	414,062

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
3.00%, 03/15/23	$600,000	$576,512
5.00%, 03/15/44	250,000	261,838
Vodafone Group PLC
1.63%, 03/20/17	600,000	604,791
2.95%, 02/19/23	250,000	241,716
7.88%, 02/15/30	206,000	285,662
4.38%, 02/19/43	500,000	472,313

		4,365,144

Total Corporate Bonds (cost $438,828,906)		464,257,720

Municipal Bonds 0.9%
California 0.3%
Alameda County Joint Powers Authority, RB,
Series A, 7.05%, 12/01/44	100,000	131,011
Bay Area Toll Authority, RB
Series S1, 6.79%, 04/01/30	250,000	309,890
6.26%, 04/01/49	250,000	336,050
City of San Francisco California Public Utilities Commission Water Revenue, RB,
6.00%, 11/01/40	100,000	123,462
Los Angeles Community College District, GO,
6.75%, 08/01/49	300,000	422,721
Los Angeles County Public Works Financing Authority, RB,
7.62%, 08/01/40	75,000	100,546
Los Angeles Unified School District, GO,
6.76%, 07/01/34	420,000	562,855
Los Angeles, Department of Water & Power, RB,
6.57%, 07/01/45	200,000	279,672
San Diego County Water Authority, RB,
Series B, 6.14%, 05/01/49	100,000	129,717
Santa Clara Valley Transportation Authority, RB,
5.88%, 04/01/32	200,000	237,502
State of California, GO
7.55%, 04/01/39	1,410,000	2,098,094
7.63%, 03/01/40	425,000	625,073
University of California, RB
Series F, 5.95%, 05/15/45	300,000	370,122
6.55%, 05/15/48	150,000	193,231

		5,919,946

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP,
Series B, 4.24%, 12/15/37	$50,000	$48,767

Connecticut 0.0%†
State of Connecticut, GO,
Series A, 5.85%, 03/15/32	500,000	610,255

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB,
Series A, 2.11%, 07/01/18	250,000	251,025

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB,
Series A, 6.66%, 04/01/57	500,000	600,615

Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/01/40	300,000	372,282
State of Illinois, GO
5.88%, 03/01/19	200,000	223,696
4.95%, 06/01/23	160,000	168,891
5.10%, 06/01/33	1,445,000	1,447,919

		2,212,788

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO,
Series E, 4.20%, 12/01/21	500,000	540,815

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured,
Series B, 0.00%, 02/15/20	650,000	544,648
New Jersey Economic Development Authority, RB, National-RE Insured,
Series A, 7.43%, 02/15/29	125,000	163,146
New Jersey State Turnpike Authority, RB,
Series F, 7.41%, 01/01/40	790,000	1,138,429
Rutgers-State University of New Jersey, RB,
5.67%, 05/01/40	250,000	303,228

		2,149,451

New York 0.2%
City of New York, GO,
5.97%, 03/01/36	250,000	304,675
Metropolitan Transportation Authority, RB,
Series C, 7.34%, 11/15/39	460,000	667,805
New York City Municipal Water Finance Authority, RB,
5.44%, 06/15/43	300,000	359,139

Municipal Bonds (continued)

	Principal Amount	Market Value

New York (continued)
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	$500,000	$601,570
New York State Dormitory Authority, Special Tax Revenue, 5.50%, 03/15/30	100,000	117,661
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	539,761
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	771,206

		3,361,817

Ohio 0.1%
American Municipal Power Inc., RB
6.27%, 02/15/50	165,000	203,151
7.50%, 02/15/50	150,000	205,653
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	103,490
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	300,000	327,738
Ohio State University (The), RB, 4.91%, 06/01/40	150,000	169,799

		1,009,831

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 5.85%, 07/15/30	500,000	560,590

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	129,264

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	200,000	262,718
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	385,595
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	176,673
University of Texas System, RB, Series C, 4.79%, 08/15/46	200,000	223,966

		1,048,952

Total Municipal Bonds (cost $15,653,000)		18,444,116

Sovereign Bonds 3.4%
BRAZIL 0.2%
Brazilian Government International Bond,
5.88%, 01/15/19 (c)	500,000	571,500
4.88%, 01/22/21	500,000	544,957

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

BRAZIL (continued)
4.25%, 01/07/25 (c)	$500,000	$507,106
7.13%, 01/20/37	1,205,000	1,524,168

		3,147,731

CANADA 0.3%
Canada Government International Bond,
1.63%, 02/27/19	750,000	750,981
Province of Nova Scotia Canada,
5.13%, 01/26/17	885,000	978,024
Province of Ontario Canada,
4.75%, 01/19/16	295,000	313,694
2.30%, 05/10/16 (c)	500,000	514,599
1.20%, 02/14/18	500,000	496,224
3.00%, 07/16/18	250,000	263,677
2.00%, 09/27/18 (c)	750,000	759,752
2.00%, 01/30/19	1,000,000	1,009,285
Province of Quebec Canada,
3.50%, 07/29/20	400,000	428,108
7.50%, 09/15/29	578,000	822,662

		6,337,006

COLOMBIA 0.1%
Colombia Government International Bond,
4.38%, 07/12/21	1,150,000	1,233,375
7.38%, 09/18/37	225,000	305,437
5.63%, 02/26/44	500,000	557,500

		2,096,312

GERMANY 0.0%†
FMS Wertmanagement AoeR,
1.13%, 10/14/16	500,000	505,141

ISRAEL 0.0%†
Israel Government International Bond,
3.15%, 06/30/23 (c)	500,000	499,728

ITALY 0.1%
Italy Government International Bond,
4.75%, 01/25/16	413,000	438,015
6.88%, 09/27/23	251,000	319,844
5.38%, 06/15/33	541,000	632,651

		1,390,510

JAPAN 0.1%
Japan Bank for International Cooperation,
1.75%, 11/13/18	500,000	501,987
Japan Finance Corp.,
2.50%, 01/21/16	500,000	516,203
2.50%, 05/18/16	200,000	207,071
2.25%, 07/13/16	225,000	232,548

		1,457,809

Sovereign Bonds (continued)

	Principal Amount	Market Value

MEXICO 0.3%
Mexico Government International Bond,
5.63%, 01/15/17	$800,000	$888,734
5.13%, 01/15/20	1,000,000	1,133,475
3.50%, 01/21/21	1,000,000	1,038,270
4.00%, 10/02/23	500,000	525,172
6.75%, 09/27/34	1,246,000	1,607,387
4.75%, 03/08/44	400,000	407,596
5.75%, 10/12/10	200,000	212,510

		5,813,144

PANAMA 0.0%†
Panama Government International Bond,
6.70%, 01/26/36	250,000	308,747
4.30%, 04/29/53	500,000	434,784

		743,531

PERU 0.1%
Peru Government International Bond,
7.13%, 03/30/19 (c)	1,840,000	2,235,600

PHILIPPINES 0.2%
Philippine Government International Bond,
6.50%, 01/20/20	1,500,000	1,788,750
7.75%, 01/14/31	500,000	690,625
6.38%, 10/23/34	500,000	630,000

		3,109,375

POLAND 0.1%
Poland Government International Bond,
5.00%, 10/19/15	224,000	236,857
6.38%, 07/15/19	750,000	888,750
5.13%, 04/21/21	200,000	224,992
5.00%, 03/23/22	300,000	333,723
4.00%, 01/22/24	500,000	521,548

		2,205,870

SOUTH AFRICA 0.0%†
South Africa Government International Bond,
4.67%, 01/17/24 (c)	500,000	509,020
6.25%, 03/08/41	200,000	230,388

		739,408

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.00%, 01/29/21	600,000	637,895
5.00%, 04/11/22	500,000	566,769
Republic of Korea,
5.63%, 11/03/25	300,000	371,661
4.13%, 06/10/44	250,000	263,795

		1,840,120

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

SUPRANATIONAL 1.3%
African Development Bank,
2.50%, 03/15/16	$500,000	$517,820
Asian Development Bank,
1.75%, 09/11/18	500,000	506,990
Corp. Andina de Fomento,
3.75%, 01/15/16	250,000	261,278
4.38%, 06/15/22	350,000	373,441
Council Of Europe Development Bank,
1.50%, 06/19/17 (c)	500,000	507,948
NVIT Bond Index Fund
1.00%, 03/07/18	200,000	198,172
European Bank for Reconstruction & Development,
2.50%, 03/15/16	500,000	517,647
European Investment Bank,
1.00%, 07/15/15	1,000,000	1,008,143
4.63%, 10/20/15	2,325,000	2,452,874
0.63%, 04/15/16	2,000,000	2,006,413
2.50%, 05/16/16	900,000	934,061
5.13%, 09/13/16	350,000	384,519
1.25%, 10/14/16	750,000	760,609
1.13%, 12/15/16	1,000,000	1,008,339
5.13%, 05/30/17	325,000	364,185
1.00%, 03/15/18	1,000,000	989,730
1.00%, 06/15/18	500,000	491,838
1.88%, 03/15/19	1,000,000	1,008,542
4.00%, 02/16/21 (c)	500,000	554,954
Inter-American Development Bank,
2.25%, 07/15/15	750,000	765,937
5.13%, 09/13/16	235,000	258,231
0.88%, 03/15/18	500,000	493,508
1.75%, 08/24/18	300,000	304,148
1.38%, 07/15/20	750,000	722,847
2.13%, 11/09/20	750,000	749,548
International Bank for Reconstruction & Development,
0.50%, 04/15/16	500,000	500,583
0.50%, 05/16/16	750,000	748,320
1.00%, 09/15/16 (c)	500,000	504,537
1.13%, 07/18/17	500,000	502,227
7.63%, 01/19/23	973,000	1,357,588
International Finance Corp.,
2.25%, 04/11/16	300,000	309,625
1.13%, 11/23/16	1,025,000	1,034,553
0.88%, 06/15/18	750,000	734,210
Nordic Investment Bank,
0.50%, 04/14/16	500,000	500,703

		24,334,068

SWEDEN 0.1%
Svensk Exportkredit AB,
1.75%, 10/20/15	500,000	509,243
0.63%, 05/31/16	1,000,000	1,001,599

		1,510,842

Sovereign Bonds (continued)

	Principal Amount	Market Value

TURKEY 0.3%
Turkey Government International Bond,
6.75%, 04/03/18	$1,000,000	$1,128,330
5.63%, 03/30/21	500,000	545,450
3.25%, 03/23/23	1,500,000	1,380,465
6.00%, 01/14/41	2,000,000	2,136,260

		5,190,505

URUGUAY 0.1%
Uruguay Government International Bond,
4.50%, 08/14/24	650,000	686,053
5.10%, 06/18/50	350,000	344,428

		1,030,481

Total Sovereign Bonds (cost $62,337,597)		64,187,181

U.S. Government Mortgage Backed Agencies 28.8%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11003
7.50%, 04/01/15	74	75
Pool# E81396
7.00%, 10/01/15	115	118
Pool# E84097
6.50%, 12/01/15	360	370
Pool# E00938
7.00%, 01/01/16	1,543	1,594
Pool# E82132
7.00%, 01/01/16	324	335
Pool# E82815
6.00%, 03/01/16	713	741
Pool# E83231
6.00%, 04/01/16	325	336
Pool# E83233
6.00%, 04/01/16	768	794
Pool# G11972
6.00%, 04/01/16	18,216	18,787
Pool# E83933
6.50%, 05/01/16	59	61
Pool# E84236
6.50%, 06/01/16	785	820
Pool# E00996
6.50%, 07/01/16	358	374
Pool# E84912
6.50%, 08/01/16	3,116	3,261
Pool# E85387
6.00%, 09/01/16	889	905
Pool# E86533
6.00%, 12/01/16	1,302	1,364
Pool# E87584
6.00%, 01/01/17	1,001	1,052

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E86995
6.50%, 01/01/17	$2,897	$3,042
Pool# E87291
6.50%, 01/01/17	5,631	5,881
Pool# E88076
6.00%, 02/01/17	1,909	2,013
Pool# E88055
6.50%, 02/01/17	12,587	13,301
Pool# E88134
6.00%, 03/01/17	439	464
Pool# E88768
6.00%, 03/01/17	2,537	2,634
Pool# E88729
6.00%, 04/01/17	2,495	2,638
Pool# E89149
6.00%, 04/01/17	1,842	1,933
Pool# E89151
6.00%, 04/01/17	2,351	2,483
Pool# E89217
6.00%, 04/01/17	2,551	2,690
Pool# E89222
6.00%, 04/01/17	9,652	10,091
Pool# E89347
6.00%, 04/01/17	773	815
Pool# E89496
6.00%, 04/01/17	1,213	1,281
Pool# E89203
6.50%, 04/01/17	1,791	1,893
Pool# E89530
6.00%, 05/01/17	5,833	6,141
Pool# E89909
6.00%, 05/01/17	1,975	2,091
Pool# B15071
6.00%, 06/01/17	28,391	29,805
Pool# E01157
6.00%, 06/01/17	7,282	7,689
Pool# E90194
6.00%, 06/01/17	1,683	1,777
Pool# E90313
6.00%, 06/01/17	696	735
Pool# E90645
6.00%, 07/01/17	8,048	8,508
Pool# G18007
6.00%, 07/01/19	14,400	15,603
Pool# B16087
6.00%, 08/01/19	48,179	52,399
Pool# J00935
5.00%, 12/01/20	16,948	18,207
Pool# J00854
5.00%, 01/01/21	168,451	181,678
Pool# J01279
5.50%, 02/01/21	13,714	14,852

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J01570
5.50%, 04/01/21	$13,006	$14,076
Pool# J01771
5.00%, 05/01/21	12,585	13,571
Pool# J01879
5.00%, 05/01/21	9,926	10,705
Pool# J06015
5.00%, 05/01/21	61,753	66,583
Pool# G18122
5.00%, 06/01/21	31,492	33,918
Pool# J01980
6.00%, 06/01/21	15,637	17,233
Pool# J03074
5.00%, 07/01/21	21,431	23,086
Pool# J03028
5.50%, 07/01/21	17,723	19,236
Pool# C90719
5.00%, 10/01/23	744,682	826,190
Pool# J09912
4.00%, 06/01/24	1,640,823	1,751,066
Pool# C00351
8.00%, 07/01/24	844	993
Pool# G13900
5.00%, 12/01/24	352,307	377,500
Pool# D60780
8.00%, 06/01/25	2,882	3,414
Pool# G30267
5.00%, 08/01/25	239,644	265,874
Pool# E02746
3.50%, 11/01/25	835,021	883,361
Pool# J13883
3.50%, 12/01/25	1,675,387	1,774,732
Pool# J14732
4.00%, 03/01/26	797,864	850,722
Pool# E02896
3.50%, 05/01/26	907,567	960,674
Pool# J18127
3.00%, 03/01/27	685,128	712,185
Pool# J18702
3.00%, 03/01/27	776,252	806,908
Pool# J19106
3.00%, 05/01/27	277,865	288,578
Pool# J20471
3.00%, 09/01/27	1,255,667	1,303,686
Pool# D82854
7.00%, 10/01/27	1,860	2,155
Pool# G14609
3.00%, 11/01/27	1,650,506	1,713,625
Pool# C00566
7.50%, 12/01/27	2,952	3,488
Pool# G15100
2.50%, 07/01/28	590,159	600,441

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C00678
7.00%, 11/01/28	$3,568	$4,153
Pool# C18271
7.00%, 11/01/28	3,354	3,920
Pool# C00836
7.00%, 07/01/29	1,662	1,942
Pool# C31282
7.00%, 09/01/29	337	392
Pool# C31285
7.00%, 09/01/29	3,554	4,163
Pool# A18212
7.00%, 11/01/29	50,669	59,175
Pool# C32914
8.00%, 11/01/29	3,589	4,340
Pool# C37436
8.00%, 01/01/30	3,543	4,267
Pool# C36306
7.00%, 02/01/30	827	968
Pool# C36429
7.00%, 02/01/30	819	958
Pool# C00921
7.50%, 02/01/30	3,265	3,892
Pool# G01108
7.00%, 04/01/30	1,384	1,615
Pool# C37703
7.50%, 04/01/30	2,282	2,722
Pool# C41561
8.00%, 08/01/30	2,441	2,965
Pool# C01051
8.00%, 09/01/30	5,071	6,123
Pool# C43550
7.00%, 10/01/30	5,169	6,036
Pool# C44017
7.50%, 10/01/30	577	692
Pool# C43967
8.00%, 10/01/30	42,634	51,312
Pool# C44957
8.00%, 11/01/30	5,039	6,087
Pool# C01103
7.50%, 12/01/30	2,163	2,584
Pool# C46932
7.50%, 01/01/31	829	926
Pool# C47287
7.50%, 02/01/31	4,524	5,398
Pool# C48851
7.00%, 03/01/31	2,735	3,196
Pool# C48206
7.50%, 03/01/31	2,197	2,636
Pool# C91366
4.50%, 04/01/31	320,315	349,794
Pool# C91377
4.50%, 06/01/31	174,761	190,844

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C53324
7.00%, 06/01/31	$2,698	$3,135
Pool# C01209
8.00%, 06/01/31	1,419	1,724
Pool# C55071
7.50%, 07/01/31	778	934
Pool# G01309
7.00%, 08/01/31	3,861	4,503
Pool# C01222
7.00%, 09/01/31	3,321	3,876
Pool# G01311
7.00%, 09/01/31	26,762	31,200
Pool# G01315
7.00%, 09/01/31	1,018	1,187
Pool# C58647
7.00%, 10/01/31	1,266	1,477
Pool# C60012
7.00%, 11/01/31	2,121	2,469
Pool# C61298
8.00%, 11/01/31	3,268	3,973
Pool# C61105
7.00%, 12/01/31	7,005	8,186
Pool# C01305
7.50%, 12/01/31	3,165	3,792
Pool# C62218
7.00%, 01/01/32	3,337	3,884
Pool# C63171
7.00%, 01/01/32	12,462	14,580
Pool# C64121
7.50%, 02/01/32	5,017	6,006
Pool# D99004
3.50%, 03/01/32	370,763	388,201
Pool# G30577
3.50%, 04/01/32	825,748	864,584
Pool# C01345
7.00%, 04/01/32	15,576	18,191
Pool# C66744
7.00%, 04/01/32	1,236	1,376
Pool# G01391
7.00%, 04/01/32	46,416	54,139
Pool# C65717
7.50%, 04/01/32	5,149	6,170
Pool# C01370
8.00%, 04/01/32	4,982	6,056
Pool# C66916
7.00%, 05/01/32	21,571	25,262
Pool# C67235
7.00%, 05/01/32	18,682	20,863
Pool# C01381
8.00%, 05/01/32	22,233	27,057
Pool# C68290
7.00%, 06/01/32	5,548	6,497

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C68300
7.00%, 06/01/32	$22,005	$25,704
Pool# D99266
3.50%, 07/01/32	577,660	604,828
Pool# G01449
7.00%, 07/01/32	31,190	36,365
Pool# C68988
7.50%, 07/01/32	3,878	4,594
Pool# C69908
7.00%, 08/01/32	31,296	36,604
Pool# C70211
7.00%, 08/01/32	15,274	17,893
Pool# C91558
3.50%, 09/01/32	151,192	158,303
Pool# C71089
7.50%, 09/01/32	5,837	6,995
Pool# G01536
7.00%, 03/01/33	30,396	35,570
Pool# G30642
3.00%, 05/01/33	303,912	309,812
Pool# G30646
3.00%, 05/01/33	678,397	691,567
Pool# K90535
3.00%, 05/01/33	140,962	143,699
Pool# A16419
6.50%, 11/01/33	19,093	21,810
Pool# C01806
7.00%, 01/01/34	14,743	17,238
Pool# A21356
6.50%, 04/01/34	79,378	90,447
Pool# C01851
6.50%, 04/01/34	71,483	81,439
Pool# A22067
6.50%, 05/01/34	102,603	116,863
Pool# A24301
6.50%, 05/01/34	118,048	134,577
Pool# A24988
6.50%, 07/01/34	39,373	44,684
Pool# G01741
6.50%, 10/01/34	34,628	39,758
Pool# G08023
6.50%, 11/01/34	65,022	73,878
Pool# A33137
6.50%, 01/01/35	13,915	15,826
Pool# A31989
6.50%, 04/01/35	7,590	8,605
Pool# G01947
7.00%, 05/01/35	37,636	44,045
Pool# G08073
5.50%, 08/01/35	393,460	440,936
Pool# A37135
5.50%, 09/01/35	630,102	705,936

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A47368
5.00%, 10/01/35	$506,940	$562,228
Pool# A38255
5.50%, 10/01/35	470,581	527,217
Pool# A38531
5.50%, 10/01/35	762,579	854,357
Pool# G08088
6.50%, 10/01/35	282,259	318,839
Pool# A39759
5.50%, 11/01/35	44,613	49,983
Pool# A40376
5.50%, 12/01/35	38,459	43,087
Pool# A42305
5.50%, 01/01/36	103,593	116,060
Pool# A41548
7.00%, 01/01/36	62,446	72,045
Pool# G08111
5.50%, 02/01/36	697,840	781,826
Pool# A48303
7.00%, 02/01/36	12,883	14,872
Pool# A43861
5.50%, 03/01/36	254,235	284,753
Pool# A43884
5.50%, 03/01/36	727,703	818,467
Pool# A43885
5.50%, 03/01/36	665,416	748,411
Pool# A43886
5.50%, 03/01/36	890,624	1,001,708
Pool# A48378
5.50%, 03/01/36	591,406	665,170
Pool# G08116
5.50%, 03/01/36	127,282	142,561
Pool# A48735
5.50%, 05/01/36	61,471	68,849
Pool# A53039
6.50%, 10/01/36	148,371	166,857
Pool# A53219
6.50%, 10/01/36	51,469	57,849
Pool# G05254
5.00%, 01/01/37	465,515	516,067
Pool# G04331
5.00%, 02/01/37	395,713	438,685
Pool# G05941
6.00%, 02/01/37	2,201,761	2,478,864
Pool# G03620
6.50%, 10/01/37	12,864	14,430
Pool# G03721
6.00%, 12/01/37	196,779	220,969
Pool# G03969
6.00%, 02/01/38	231,062	259,467
Pool# G04913
5.00%, 03/01/38	774,904	858,812

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05299
4.50%, 06/01/38	$769,723	$838,217
Pool# G04581
6.50%, 08/01/38	439,983	492,089
Pool# A81674
6.00%, 09/01/38	1,093,442	1,227,858
Pool# A85442
5.00%, 03/01/39	1,042,386	1,155,420
Pool# G05459
5.50%, 05/01/39	5,905,604	6,600,667
Pool# A86980
4.50%, 07/01/39	1,830,580	1,983,748
Pool# G05535
4.50%, 07/01/39	2,227,819	2,414,225
Pool# A88133
4.50%, 08/01/39	2,949,950	3,196,778
Pool# A89500
4.50%, 10/01/39	273,186	296,044
Pool# A91165
5.00%, 02/01/40	9,992,799	11,101,374
Pool# A93996
4.50%, 09/01/40	2,002,054	2,169,570
Pool# A95407
4.00%, 12/01/40	1,148,985	1,219,360
Pool# A96049
4.00%, 01/01/41	3,524,388	3,740,257
Pool# A96050
4.00%, 01/01/41	3,244,983	3,443,738
Pool# A97040
4.00%, 02/01/41	1,553,932	1,649,110
Pool# G06818
4.00%, 11/01/41	357,782	379,416
Pool# G06842
4.00%, 12/01/41	211,508	224,298
Pool# Q05783
4.00%, 01/01/42	585,283	620,400
Pool# Q08977
4.00%, 06/01/42	371,035	393,297
Pool# Q11087
4.00%, 09/01/42	497,406	527,250
Pool# G07158
3.50%, 10/01/42	1,585,385	1,631,337
Pool# G07163
3.50%, 10/01/42	672,671	692,378
Pool# Q11532
3.50%, 10/01/42	478,000	491,854
Pool# Q12051
3.50%, 10/01/42	562,817	579,130
Pool# C09020
3.50%, 11/01/42	1,455,913	1,498,112
Pool# G07264
3.50%, 12/01/42	1,580,316	1,626,120

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q14292
3.50%, 01/01/43	$278,495	$286,654
Pool# Q14881
3.50%, 01/01/43	323,674	333,056
Pool# Q15774
3.00%, 02/01/43	2,875,864	2,842,275
Pool# Q15884
3.00%, 02/01/43	1,677,062	1,657,475
Pool# Q16470
3.00%, 03/01/43	2,763,165	2,734,346
Pool# V80002
2.50%, 04/01/43	947,539	897,867
Pool# G08528
3.00%, 04/01/43	11,973,060	11,827,606
Pool# Q16915
3.00%, 04/01/43	930,516	920,375
Pool# Q18523
3.50%, 05/01/43	3,070,807	3,159,813
Pool# G08534
3.00%, 06/01/43	3,717,158	3,672,000
Pool# Q18751
3.50%, 06/01/43	2,939,167	3,024,357
Pool# G07410
3.50%, 07/01/43	486,651	501,517
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 07/15/29	10,400,000	10,560,062
3.00%, 07/15/29	3,500,000	3,627,696
3.50%, 07/15/29	1,000,000	1,056,953
4.00%, 07/15/29	1,000,000	1,059,219
3.00%, 07/15/44	1,500,000	1,479,609
3.50%, 07/15/44	8,000,000	8,224,062
4.00%, 07/15/44	11,900,000	12,607,028
4.50%, 07/15/44	3,500,000	3,788,203
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478
3.33%, 07/01/41 (a)	799,003	844,351
Pool# 2B0108
2.60%, 01/01/42 (a)	201,639	210,059
Pool# 2B1381
1.76%, 06/01/43 (a)	78,331	79,116
Federal National Mortgage Association Pool
Pool# 822023
5.50%, 07/01/20	2,220	2,405
Pool# 826869
5.50%, 08/01/20	191,394	207,067
Pool# 835228
5.50%, 08/01/20	5,200	5,625
Pool# 825811
5.50%, 09/01/20	4,464	4,827

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 839585
5.50%, 09/01/20	$27,038	$29,252
Pool# 811505
5.50%, 10/01/20	10,188	11,029
Pool# 838565
5.50%, 10/01/20	190,418	206,130
Pool# 840102
5.50%, 10/01/20	123,064	133,225
Pool# 841947
5.50%, 10/01/20	11,416	12,376
Pool# 843102
5.50%, 10/01/20	5,753	6,224
Pool# 839100
5.50%, 11/01/20	4,535	4,909
Pool# 840808
5.50%, 11/01/20	826	849
Pool# 830670
5.50%, 12/01/20	9,270	10,041
Pool# 788210
5.50%, 02/01/21	12,546	13,365
Pool# 867183
5.50%, 02/01/21	17,705	19,189
Pool# 811558
5.50%, 03/01/21	154,388	167,131
Pool# 870296
5.50%, 03/01/21	1,609	1,746
Pool# 878120
5.50%, 04/01/21	7,480	8,102
Pool# 811559
5.50%, 05/01/21	28,623	31,064
Pool# 879115
5.50%, 05/01/21	16,398	17,771
Pool# 885440
5.50%, 05/01/21	4,122	4,472
Pool# 845489
5.50%, 06/01/21	1,203	1,304
Pool# 880950
5.50%, 07/01/21	63,746	69,115
Pool# 870092
5.50%, 08/01/21	2,401	2,607
Pool# 896599
5.50%, 08/01/21	1,135	1,231
Pool# 903350
5.00%, 10/01/21	9,817	10,605
Pool# 894126
5.50%, 10/01/21	1,627	1,767
Pool# 902789
5.50%, 11/01/21	103,178	112,105
Pool# 901509
5.00%, 12/01/21	9,477	10,233
Pool# 906708
5.00%, 12/01/21	78,451	84,746

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 928106
5.50%, 02/01/22	$96,286	$104,655
Pool# 913889
5.50%, 03/01/22	17,916	19,222
Pool# 914385
5.50%, 03/01/22	2,576	2,802
Pool# 913323
5.50%, 04/01/22	3,994	4,348
Pool# 913331
5.50%, 05/01/22	8,392	9,137
Pool# 899438
5.50%, 06/01/22	58,402	63,573
Pool# AA2549
4.00%, 04/01/24	530,136	565,713
Pool# 934863
4.00%, 06/01/24	845,315	903,364
Pool# AC1374
4.00%, 08/01/24	539,642	578,050
Pool# AC1529
4.50%, 09/01/24	1,324,929	1,423,574
Pool# AD0244
4.50%, 10/01/24	185,233	199,024
Pool# AD4089
4.50%, 05/01/25	1,292,320	1,389,345
Pool# 890216
4.50%, 07/01/25	343,036	368,791
Pool# AB1609
4.00%, 10/01/25	704,291	751,556
Pool# AH1361
3.50%, 12/01/25	587,065	622,793
Pool# AH1518
3.50%, 12/01/25	384,485	407,704
Pool# AH5616
3.50%, 02/01/26	1,840,009	1,951,129
Pool# AL0298
4.00%, 05/01/26	1,358,695	1,456,245
Pool# AB4277
3.00%, 01/01/27	1,823,770	1,897,077
Pool# AP4746
3.00%, 08/01/27	507,510	527,909
Pool# AP4640
3.00%, 09/01/27	220,260	229,113
Pool# AP7855
3.00%, 09/01/27	2,210,892	2,299,760
Pool# AB6886
3.00%, 11/01/27	267,494	278,246
Pool# AB6887
3.00%, 11/01/27	544,783	566,680
Pool# AQ3758
3.00%, 11/01/27	272,285	283,229
Pool# AQ4532
3.00%, 11/01/27	302,985	315,163

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AQ5096
3.00%, 11/01/27	$699,090	$727,190
Pool# AQ7406
3.00%, 11/01/27	207,785	216,137
Pool# AQ2884
3.00%, 12/01/27	220,054	228,900
Pool# AS0487
2.50%, 09/01/28	951,541	968,564
Pool# 930998
4.50%, 04/01/29	196,709	214,505
Pool# AH1515
4.00%, 12/01/30	1,186,966	1,276,777
Pool# AD0716
6.50%, 12/01/30	3,719,591	4,277,876
Pool# AB2121
4.00%, 01/01/31	179,372	192,944
Pool# MA0641
4.00%, 02/01/31	982,306	1,056,631
Pool# 560868
7.50%, 02/01/31	842	1,010
Pool# 607212
7.50%, 10/01/31	26,255	31,179
Pool# MA0895
3.50%, 11/01/31	1,021,880	1,069,941
Pool# 607632
6.50%, 11/01/31	154	178
Pool# MA1029
3.50%, 04/01/32	715,341	748,985
Pool# 545556
7.00%, 04/01/32	11,607	13,541
Pool# AO2565
3.50%, 05/01/32	271,943	284,733
Pool# 545605
7.00%, 05/01/32	15,766	18,393
Pool# AO5103
3.50%, 06/01/32	573,972	600,967
Pool# MA1107
3.50%, 07/01/32	96,589	101,131
Pool# 651361
7.00%, 07/01/32	11,783	13,756
Pool# AP1990
3.50%, 08/01/32	338,392	353,884
Pool# AP1997
3.50%, 08/01/32	142,706	149,418
Pool# AO7202
3.50%, 09/01/32	698,783	731,647
Pool# MA1166
3.50%, 09/01/32	566,563	593,209
Pool# 661664
7.50%, 09/01/32	19,285	22,993
Pool# AP3673
3.50%, 10/01/32	514,965	539,185

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AB6962
3.50%, 11/01/32	$753,360	$788,792
Pool# AQ3343
3.50%, 11/01/32	489,945	512,988
Pool# 555346
5.50%, 04/01/33	155,119	175,763
Pool# 713560
5.50%, 04/01/33	15,057	16,900
Pool# 694846
6.50%, 04/01/33	19,410	22,262
Pool# 701261
7.00%, 04/01/33	1,505	1,752
Pool# AB9300
3.00%, 05/01/33	253,508	258,430
Pool# AB9402
3.00%, 05/01/33	678,088	691,252
Pool# AB9403
3.00%, 05/01/33	293,062	297,653
Pool# 555421
5.00%, 05/01/33	4,244,132	4,717,950
Pool# 555684
5.50%, 07/01/33	39,459	44,292
Pool# 720087
5.50%, 07/01/33	686,427	770,487
Pool# 728721
5.50%, 07/01/33	108,046	121,278
Pool# MA1527
3.00%, 08/01/33	2,850,969	2,906,318
Pool# 743235
5.50%, 10/01/33	77,502	87,599
Pool# 750229
6.50%, 10/01/33	61,652	70,102
Pool# 755872
5.50%, 12/01/33	668,885	750,797
Pool# 725221
5.50%, 01/01/34	18,086	20,301
Pool# 725223
5.50%, 03/01/34	1,905	2,139
Pool# 725228
6.00%, 03/01/34	1,596,716	1,811,745
Pool# 725425
5.50%, 04/01/34	1,083,867	1,216,599
Pool# 725423
5.50%, 05/01/34	97,864	109,849
Pool# 725594
5.50%, 07/01/34	427,381	479,719
Pool# 788027
6.50%, 09/01/34	85,805	97,155
Pool# 807310
7.00%, 11/01/34	9,041	10,480
Pool# 735141
5.50%, 01/01/35	1,365,095	1,531,839

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 889852
5.50%, 05/01/35	$37,123	$41,669
Pool# 256023
6.00%, 12/01/35	1,160,762	1,310,771
Pool# 745418
5.50%, 04/01/36	242,570	271,972
Pool# 745516
5.50%, 05/01/36	135,954	152,009
Pool# 889745
5.50%, 06/01/36	19,924	22,364
Pool# 888635
5.50%, 09/01/36	467,195	524,408
Pool# 995065
5.50%, 09/01/36	774,837	869,724
Pool# 995024
5.50%, 08/01/37	296,774	332,746
Pool# 925172
7.00%, 08/01/37	20,469	23,391
Pool# 995050
6.00%, 09/01/37	3,025,713	3,403,100
Pool# 955194
7.00%, 11/01/37	288,145	328,002
Pool# 928940
7.00%, 12/01/37	117,813	134,536
Pool# 990810
7.00%, 10/01/38	215,826	245,712
Pool# AA9611
4.00%, 07/01/39	2,301,987	2,451,706
Pool# 994002
4.00%, 08/01/39	4,046,913	4,316,444
Pool# AC9895
3.26%, 04/01/40 (a)	1,729,198	1,810,178
Pool# AC9890
3.31%, 04/01/40 (a)	3,882,831	4,065,441
Pool# AB1388
4.50%, 08/01/40	1,945,325	2,108,550
Pool# AD8536
5.00%, 08/01/40	1,102,270	1,223,950
Pool# AB1735
3.50%, 11/01/40	36,533	37,692
Pool# AE9747
4.50%, 12/01/40	2,461,598	2,668,142
Pool# 932888
3.50%, 01/01/41	474,471	490,484
Pool# 932891
3.50%, 01/01/41	79,746	82,388
Pool# AB2067
3.50%, 01/01/41	826,068	852,269
Pool# AB2068
3.50%, 01/01/41	473,848	488,878
Pool# AL0390
5.00%, 05/01/41	2,089,494	2,320,807

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AJ1249
3.30%, 09/01/41 (a)	$1,033,368	$1,091,041
Pool# AI9851
4.50%, 09/01/41	138,324	150,212
Pool# AL0761
5.00%, 09/01/41	580,677	645,141
Pool# AJ5431
4.50%, 10/01/41	233,376	253,541
Pool# AJ4861
4.00%, 12/01/41	492,763	523,272
Pool# AK0714
2.44%, 02/01/42 (a)	279,331	290,489
Pool# AB5185
3.50%, 05/01/42	1,187,284	1,223,830
Pool# AO3575
4.50%, 05/01/42	82,182	89,270
Pool# AO4647
3.50%, 06/01/42	2,097,098	2,161,322
Pool# AO8036
4.50%, 07/01/42	2,249,182	2,442,120
Pool# AO9697
4.50%, 07/01/42	136,443	147,764
Pool# AP1919
4.50%, 07/01/42	205,044	222,665
Pool# AB6017
3.50%, 08/01/42	2,307,059	2,377,713
Pool# AP2092
4.50%, 08/01/42	97,396	105,750
Pool# AP6579
3.50%, 09/01/42	1,868,080	1,925,290
Pool# AB6524
3.50%, 10/01/42	3,541,243	3,649,694
Pool# AB7074
3.00%, 11/01/42	1,809,315	1,790,727
Pool# AB6786
3.50%, 11/01/42	481,854	496,536
Pool# AL2677
3.50%, 11/01/42	1,814,108	1,869,949
Pool# AQ1569
3.50%, 11/01/42	1,182,949	1,218,992
Pool# AQ2432
3.00%, 12/01/42	933,255	923,667
Pool# AL3000
3.50%, 12/01/42	2,236,244	2,304,379
Pool# AR4210
3.50%, 01/01/43	460,057	474,074
Pool# AT4982
1.91%, 04/01/43 (a)	153,812	156,424
Pool# AB9188
3.00%, 04/01/43	400,000	395,765
Pool# AR8213
3.50%, 04/01/43	498,861	514,217

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AB9236
3.00%, 05/01/43	$477,303	$473,742
Pool# AB9237
3.00%, 05/01/43	1,541,009	1,528,067
Pool# AB9238
3.00%, 05/01/43	2,044,719	2,025,629
Pool# AT4137
3.00%, 05/01/43	748,859	740,932
Pool# AB9362
3.50%, 05/01/43	2,542,174	2,622,014
Pool# AT2731
3.50%, 05/01/43	2,374,913	2,447,273
Pool# AT4250
2.09%, 06/01/43 (a)	269,084	271,662
Pool# AT4145
3.00%, 06/01/43	589,552	584,048
Pool# AT5897
3.00%, 06/01/43	500,000	494,707
Pool# AT9057
3.00%, 06/01/43	763,371	755,290
Pool# AB9814
3.00%, 07/01/43	2,009,575	1,990,813
Pool# AR7426
3.00%, 07/01/43	900,001	890,474
Pool# AT6871
3.00%, 07/01/43	275,871	272,950
Pool# AU1628
3.00%, 07/01/43	6,376,943	6,309,438
Pool# AS0203
3.00%, 08/01/43	1,355,250	1,342,598
Pool# AU4934
3.00%, 08/01/43	1,160,757	1,148,469
Pool# AS0516
3.00%, 09/01/43	3,999,800	3,956,209
Pool# AL4471
4.00%, 09/01/43	1,176,755	1,252,739
Pool# AV6103
4.00%, 01/01/44	5,587,384	5,933,322
Pool# AV6104
4.00%, 01/01/44	3,629,412	3,854,124
Federal National Mortgage Association Pool TBA
2.50%, 07/25/29	17,900,000	18,186,679
3.00%, 07/25/29	7,067,663	7,341,535
3.50%, 07/25/29	2,100,000	2,225,508
4.00%, 07/25/29	1,000,000	1,061,094
2.50%, 07/25/44	2,500,000	2,370,703
3.00%, 07/25/44	7,800,000	7,706,157
3.50%, 07/25/44	14,100,000	14,516,390
4.00%, 07/25/44	24,400,000	25,898,311
4.50%, 07/25/44	22,100,000	23,937,062
5.00%, 07/25/44	1,000,000	1,110,469

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool
Pool# 279461
9.00%, 11/15/19	$596	$684
Pool# 376510
7.00%, 05/15/24	2,990	3,433
Pool# 457801
7.00%, 08/15/28	5,869	6,895
Pool# 486936
6.50%, 02/15/29	2,968	3,432
Pool# 502969
6.00%, 03/15/29	9,235	10,514
Pool# 487053
7.00%, 03/15/29	3,893	4,569
Pool# 781014
6.00%, 04/15/29	7,920	9,026
Pool# 509099
7.00%, 06/15/29	4,169	4,926
Pool# 470643
7.00%, 07/15/29	16,445	19,411
Pool# 434505
7.50%, 08/15/29	193	229
Pool# 416538
7.00%, 10/15/29	363	418
Pool# 524269
8.00%, 11/15/29	8,758	10,531
Pool# 781124
7.00%, 12/15/29	19,985	23,521
Pool# 507396
7.50%, 09/15/30	90,081	107,942
Pool# 531352
7.50%, 09/15/30	5,043	6,046
Pool# 536334
7.50%, 10/15/30	227	273
Pool# 540659
7.00%, 01/15/31	1,036	1,228
Pool# 486019
7.50%, 01/15/31	2,280	2,739
Pool# 535388
7.50%, 01/15/31	2,376	2,854
Pool# 537406
7.50%, 02/15/31	538	635
Pool# 528589
6.50%, 03/15/31	42,092	49,038
Pool# 508473
7.50%, 04/15/31	10,988	13,082
Pool# 544470
8.00%, 04/15/31	3,746	4,537
Pool# 781287
7.00%, 05/15/31	10,030	11,842
Pool# 549742
7.00%, 07/15/31	5,612	6,615
Pool# 781319
7.00%, 07/15/31	3,086	3,652

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 485879
7.00%, 08/15/31	$14,620	$17,336
Pool# 572554
6.50%, 09/15/31	142,793	166,163
Pool# 555125
7.00%, 09/15/31	922	1,092
Pool# 781328
7.00%, 09/15/31	9,660	11,403
Pool# 550991
6.50%, 10/15/31	1,687	1,962
Pool# 571267
7.00%, 10/15/31	1,403	1,665
Pool# 574837
7.50%, 11/15/31	2,867	3,441
Pool# 555171
6.50%, 12/15/31	1,601	1,862
Pool# 781380
7.50%, 12/15/31	2,796	3,346
Pool# 781481
7.50%, 01/15/32	14,142	16,904
Pool# 580972
6.50%, 02/15/32	1,589	1,847
Pool# 781401
7.50%, 02/15/32	8,128	9,744
Pool# 781916
6.50%, 03/15/32	161,593	186,839
Pool# 552474
7.00%, 03/15/32	9,184	10,899
Pool# 781478
7.50%, 03/15/32	5,376	6,433
Pool# 781429
8.00%, 03/15/32	8,989	10,900
Pool# 781431
7.00%, 04/15/32	34,824	41,227
Pool# 568715
7.00%, 05/15/32	50,229	59,705
Pool# 552616
7.00%, 06/15/32	50,340	59,702
Pool# 570022
7.00%, 07/15/32	48,818	57,793
Pool# 583645
8.00%, 07/15/32	6,932	8,460
Pool# 595077
6.00%, 10/15/32	15,637	17,904
Pool# 596657
7.00%, 10/15/32	5,695	6,715
Pool# 552903
6.50%, 11/15/32	246,091	285,061
Pool# 552952
6.00%, 12/15/32	20,609	23,588
Pool# 588192
6.00%, 02/15/33	12,829	14,711

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 602102
6.00%, 02/15/33	$18,679	$21,453
Pool# 553144
5.50%, 04/15/33	72,867	82,062
Pool# 604243
6.00%, 04/15/33	35,315	40,454
Pool# 611526
6.00%, 05/15/33	26,327	30,191
Pool# 553320
6.00%, 06/15/33	55,753	63,860
Pool# 572733
6.00%, 07/15/33	10,628	12,186
Pool# 573916
6.00%, 11/15/33	41,657	47,683
Pool# 604788
6.50%, 11/15/33	158,353	183,136
Pool# 604875
6.00%, 12/15/33	79,483	90,898
Pool# 781688
6.00%, 12/15/33	91,669	105,590
Pool# 781690
6.00%, 12/15/33	37,148	42,782
Pool# 781699
7.00%, 12/15/33	14,986	17,742
Pool# 621856
6.00%, 01/15/34	40,800	46,716
Pool# 564799
6.00%, 03/15/34	162,397	186,071
Pool# 630038
6.50%, 08/15/34	103,613	119,686
Pool# 781804
6.00%, 09/15/34	104,323	119,716
Pool# 781847
6.00%, 12/15/34	95,536	109,914
Pool# 486921
5.50%, 02/15/35	32,470	36,666
Pool# 781902
6.00%, 02/15/35	80,931	92,969
Pool# 781933
6.00%, 06/15/35	13,548	15,515
Pool# 649510
5.50%, 10/15/35	697,220	786,007
Pool# 649513
5.50%, 10/15/35	1,144,330	1,290,054
Pool# 652207
5.50%, 03/15/36	372,599	419,348
Pool# 652539
5.00%, 05/15/36	52,374	57,834
Pool# 655519
5.00%, 05/15/36	58,546	64,650
Pool# 606308
5.50%, 05/15/36	85,777	96,539

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 606314
5.50%, 05/15/36	$31,781	$35,778
Pool# 657912
6.50%, 08/15/36	10,491	12,057
Pool# 697957
4.50%, 03/15/39	4,273,864	4,656,008
Pool# 704630
5.50%, 07/15/39	158,448	178,545
Pool# 710724
4.50%, 08/15/39	1,741,372	1,904,898
Pool# 722292
5.00%, 09/15/39	3,831,405	4,211,702
Pool# 782803
6.00%, 11/15/39	1,867,041	2,101,431
Pool# 733312
4.00%, 09/15/40	190,421	204,710
Pool# 742235
4.00%, 12/15/40	619,364	664,099
Pool# 690662
4.00%, 01/15/41	133,184	143,261
Pool# 719486
4.00%, 01/15/41	98,788	106,262
Pool# 742244
4.00%, 01/15/41	493,012	530,315
Pool# 753826
4.00%, 01/15/41	135,805	145,954
Pool# 755958
4.00%, 01/15/41	455,538	490,006
Pool# 755959
4.00%, 01/15/41	343,021	369,296
Pool# 759075
4.00%, 01/15/41	377,412	406,322
Pool# 757555
4.00%, 02/15/41	58,488	62,969
Pool# 757557
4.00%, 02/15/41	97,145	104,495
Pool# 759207
4.00%, 02/15/41	722,738	778,101
Pool# 738107
4.00%, 03/15/41	1,310,739	1,407,867
Pool# 778869
4.00%, 02/15/42	733,422	785,907
Pool# AD2254
3.50%, 03/15/43	257,429	268,601
Pool# AD8789
3.50%, 03/15/43	1,352,428	1,411,122
Pool# AA6403
3.00%, 05/15/43	2,144,345	2,164,951
Pool# AD2411
3.50%, 05/15/43	1,148,537	1,198,382

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool TBA
3.00%, 07/15/44	$1,850,000	$1,863,875
3.50%, 07/15/44	2,100,000	2,183,672
4.50%, 07/15/44	3,000,000	3,267,891
Government National Mortgage Association II Pool
Pool# G23851
5.50%, 05/20/36	1,559,826	1,749,991
Pool# G24245
6.00%, 09/20/38	716,934	802,928
Pool# G24559
5.00%, 10/20/39	1,854,610	2,065,137
Pool# G24715
5.00%, 06/20/40	424,995	473,239
Pool# G24747
5.00%, 07/20/40	5,273,379	5,871,990
Pool# G24771
4.50%, 08/20/40	4,678,045	5,133,424
Pool# G24802
5.00%, 09/20/40	2,976,774	3,314,684
Pool# G24834
4.50%, 10/20/40	996,764	1,093,792
Pool# 737727
4.00%, 12/20/40	3,611,886	3,871,208
Pool# 737730
4.00%, 12/20/40	1,002,817	1,074,816
Pool# G24923
4.50%, 01/20/41	1,508,829	1,653,818
Pool# G24978
4.50%, 03/20/41	240,839	263,982
Pool# G25017
4.50%, 04/20/41	2,838,808	3,111,600
Pool# G25056
5.00%, 05/20/41	829,152	921,978
Pool# G25082
4.50%, 06/20/41	1,001,351	1,094,446
Pool# G25139
4.00%, 08/20/41	1,827,626	1,958,844
Pool# G25175
4.50%, 09/20/41	1,024,929	1,120,216
Pool# G2675523
3.50%, 03/20/42	822,087	854,424
Pool# G25332
4.00%, 03/20/42	1,027,104	1,100,847
Pool# G2MA0023
4.00%, 04/20/42 (c)	2,019,153	2,164,122
Pool# G2MA0089
4.00%, 05/20/42	1,921,183	2,059,117
Pool# G2MA0392
3.50%, 09/20/42	4,160,856	4,340,780
Pool# G2MA0534
3.50%, 11/20/42	6,159,592	6,425,946

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G2MA0852
3.50%, 03/20/43	$3,296,507	$3,439,055
Pool# G2MA0934
3.50%, 04/20/43	3,080,279	3,213,476
Pool# G2AF1001
3.50%, 06/20/43	1,530,419	1,590,619
Government National Mortgage Association II Pool TBA
3.00%, 07/15/44	20,000,000	20,187,500
3.50%, 07/15/44	9,400,000	9,791,422
4.00%, 07/15/44	8,000,000	8,563,750
4.50%, 07/15/44	2,000,000	2,184,375

Total U.S. Government Mortgage Backed Agencies (cost $537,047,006)		547,843,121

U.S. Government Sponsored & Agency Obligations 3.5%
Federal Farm Credit Bank
4.88%, 01/17/17	695,000	766,437
Federal Home Loan Banks
4.88%, 05/17/17 (c)	1,125,000	1,252,069
5.25%, 06/05/17	3,000,000	3,371,443
5.50%, 07/15/36	1,500,000	1,920,664
Federal Home Loan Mortgage Corp.
1.75%, 09/10/15	5,000,000	5,090,954
0.88%, 03/07/18	4,000,000	3,942,956
3.75%, 03/27/19	1,870,000	2,053,279
1.38%, 05/01/20 (c)	3,500,000	3,394,239
2.38%, 01/13/22 (c)	3,000,000	2,994,137
6.75%, 09/15/29 (c)	557,000	794,312
6.25%, 07/15/32	1,245,000	1,723,222
Federal National Mortgage Association
4.38%, 10/15/15	1,618,000	1,703,314
0.38%, 07/05/16 (c)	10,000,000	9,978,878
0.75%, 11/25/16	4,500,000	4,489,719
5.38%, 06/12/17	1,995,000	2,252,367
0.88%, 12/20/17	6,000,000	5,938,920
0.88%, 05/21/18	7,310,000	7,179,298
1.75%, 06/20/19 (c)	500,000	501,067
6.25%, 05/15/29	1,000,000	1,352,103
Financing Corp. (FICO)
9.80%, 11/30/17	18,000	23,225
Tennessee Valley Authority
6.25%, 12/15/17	50,000	58,570
4.50%, 04/01/18	4,635,000	5,164,746
4.88%, 01/15/48	500,000	564,656

Total U.S. Government Sponsored & Agency Obligations (cost $64,425,444)		66,510,575

U.S. Treasury Bonds 5.6%

	Principal Amount	Market Value

U.S. Treasury Bonds
8.75%, 05/15/17	$124,000	$151,939
8.13%, 08/15/19	1,900,000	2,508,000
8.50%, 02/15/20 (c)	2,138,000	2,912,691
8.00%, 11/15/21	3,710,000	5,195,739
6.25%, 08/15/23	6,000,000	7,914,375
6.88%, 08/15/25	1,613,000	2,284,915
6.13%, 11/15/27	5,000,000	6,866,406
5.25%, 02/15/29	2,200,000	2,820,125
4.50%, 02/15/36	1,000,000	1,214,531
5.00%, 05/15/37	305,000	395,928
4.25%, 05/15/39	2,000,000	2,348,438
4.50%, 08/15/39	2,380,000	2,900,997
4.38%, 11/15/39 (c)	2,000,000	2,394,688
4.63%, 02/15/40	5,000,000	6,217,969
4.38%, 05/15/40 (c)	2,600,000	3,117,562
3.88%, 08/15/40	1,000,000	1,109,375
4.25%, 11/15/40	3,400,000	4,004,563
4.75%, 02/15/41	7,400,000	9,402,625
4.38%, 05/15/41	1,500,000	1,803,281
3.75%, 08/15/41	8,000,000	8,690,000
3.13%, 11/15/41	7,100,000	6,880,344
3.13%, 02/15/42	2,000,000	1,935,000
2.75%, 08/15/42	5,500,000	4,919,063
2.75%, 11/15/42	1,500,000	1,338,984
3.13%, 02/15/43	4,750,000	4,572,617
2.88%, 05/15/43	2,000,000	1,827,500
3.63%, 08/15/43	2,000,000	2,112,500
3.75%, 11/15/43	5,000,000	5,400,000
3.63%, 02/15/44 (c)	2,500,000	2,638,281
U.S. Treasury Bonds - WI Reopening,
3.38%, 05/15/44	500,000	503,359

Total U.S. Treasury Bonds (cost $100,058,272)		106,381,795

U.S. Treasury Notes 29.9%
U.S. Treasury Notes
1.75%, 07/31/15	10,860,000	11,046,656
0.38%, 08/31/15 (c)	17,000,000	17,042,500
1.25%, 08/31/15 (c)	14,800,000	14,989,625
1.25%, 09/30/15	6,700,000	6,790,031
0.25%, 10/31/15 (c)	25,000,000	25,023,438
4.50%, 11/15/15 (c)	6,372,000	6,745,360
1.38%, 11/30/15 (c)	7,000,000	7,112,657
2.13%, 12/31/15	11,000,000	11,307,657
2.00%, 01/31/16	10,000,000	10,270,312
2.13%, 02/29/16 (c)	20,500,000	21,115,000
2.38%, 03/31/16 (c)	2,000,000	2,070,938
2.00%, 04/30/16	9,000,000	9,264,375
1.75%, 05/31/16	2,000,000	2,050,625
3.25%, 06/30/16	6,135,000	6,476,259
1.00%, 08/31/16 (c)	27,000,000	27,278,437

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
3.00%, 08/31/16 (c)	$14,000,000	$14,745,937
1.00%, 09/30/16	4,000,000	4,038,750
3.00%, 09/30/16	2,460,000	2,595,300
0.63%, 11/15/16 (c)	15,000,000	15,002,343
0.88%, 11/30/16	7,000,000	7,043,750
0.88%, 12/31/16	7,500,000	7,539,844
3.25%, 12/31/16 (c)	12,650,000	13,460,391
0.88%, 01/31/17	4,000,000	4,017,500
4.63%, 02/15/17 (c)	6,365,000	7,014,429
0.88%, 02/28/17	5,000,000	5,017,969
3.00%, 02/28/17	2,475,000	2,622,727
1.00%, 03/31/17 (c)	5,000,000	5,029,687
0.88%, 04/30/17 (c)	2,000,000	2,003,438
4.50%, 05/15/17	21,275,000	23,495,578
0.75%, 06/30/17	5,000,000	4,979,687
2.50%, 06/30/17	5,530,000	5,792,675
0.50%, 07/31/17	8,000,000	7,895,000
1.88%, 08/31/17	5,000,000	5,142,187
0.75%, 10/31/17 (c)	12,000,000	11,883,750
4.25%, 11/15/17	3,710,000	4,104,187
0.63%, 11/30/17	5,000,000	4,923,438
2.25%, 11/30/17	4,400,000	4,572,563
0.88%, 01/31/18 (c)	7,000,000	6,933,282
0.75%, 02/28/18 (c)	2,500,000	2,460,547
0.75%, 03/31/18	8,600,000	8,449,500
2.38%, 05/31/18	8,000,000	8,340,000
1.38%, 09/30/18	13,000,000	12,983,750
1.25%, 10/31/18 (c)	2,000,000	1,984,375
1.25%, 11/30/18	5,000,000	4,954,687
1.50%, 12/31/18	4,225,000	4,227,641
1.38%, 02/28/19 (c)	4,000,000	3,970,625
1.63%, 03/31/19	7,000,000	7,020,782
3.13%, 05/15/19	5,000,000	5,361,719
1.13%, 05/31/19	2,000,000	1,955,000
1.50%, 05/31/19 (c)	500,000	497,500
1.00%, 06/30/19	7,500,000	7,269,141
3.63%, 08/15/19	11,000,000	12,075,937
1.00%, 08/31/19	9,000,000	8,693,437
3.38%, 11/15/19	5,360,000	5,823,975
1.38%, 01/31/20	2,000,000	1,955,625
3.63%, 02/15/20	7,480,000	8,228,000
1.25%, 02/29/20	9,700,000	9,405,969
1.13%, 03/31/20	5,000,000	4,804,688
3.50%, 05/15/20 (c)	19,400,000	21,212,687
1.38%, 05/31/20	3,500,000	3,402,656
1.88%, 06/30/20	3,000,000	2,997,188
2.00%, 07/31/20 (c)	7,000,000	7,037,188
2.13%, 08/31/20	5,000,000	5,051,563
1.75%, 10/31/20	6,000,000	5,914,687
2.00%, 11/30/20	3,000,000	2,998,594
2.38%, 12/31/20	1,000,000	1,021,562
2.00%, 02/28/21	1,000,000	995,937
3.13%, 05/15/21	1,000,000	1,067,500

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
2.13%, 06/30/21	$5,000,000	$4,999,219
2.13%, 08/15/21	1,500,000	1,499,062
2.00%, 11/15/21	6,000,000	5,925,000
1.75%, 05/15/22	4,000,000	3,850,000
1.63%, 08/15/22	3,000,000	2,848,125
1.63%, 11/15/22	6,800,000	6,427,062
2.00%, 02/15/23 (c)	4,000,000	3,883,750
1.75%, 05/15/23 (c)	8,000,000	7,577,500
2.75%, 11/15/23 (c)	5,000,000	5,124,219
2.75%, 02/15/24 (c)	2,500,000	2,556,640
2.50%, 05/15/24 (c)	3,000,000	2,995,781

Total U.S. Treasury Notes (cost $561,315,529)		568,287,100

Yankee Dollars 0.4%

Banks 0.0%†
Westpac Banking Corp.,
4.63%, 06/01/18	147,000	158,425

Chemicals 0.0%†
Agrium, Inc.
3.15%, 10/01/22	50,000	48,979
6.13%, 01/15/41	150,000	178,142
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/01/36	125,000	149,712

		376,833

Electric Utilities 0.0%†
Hydro Quebec
8.40%, 01/15/22	220,000	291,767
8.88%, 03/01/26	156,000	225,650

		517,417

Energy Equipment & Services 0.0%†
Weatherford International Ltd.,
5.50%, 02/15/16	74,000	79,425

Gas Utilities 0.1%
Enbridge, Inc.,
5.60%, 04/01/17	500,000	557,278
TransCanada PipeLines Ltd.,
5.85%, 03/15/36	750,000	895,205

		1,452,483

Metals & Mining 0.0%†
Teck Resources Ltd.,
3.85%, 08/15/17	100,000	106,203
Xstrata Canada Corp.,
6.20%, 06/15/35	77,000	82,761

		188,964

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	365,000	404,318

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Encana Corp.,
6.50%, 08/15/34	$350,000	$431,939
Nexen, Inc.
5.88%, 03/10/35	133,000	149,190
6.40%, 05/15/37	350,000	422,839
Petro-Canada,
5.95%, 05/15/35	271,000	321,790
Statoil ASA,
6.80%, 01/15/28	350,000	456,980
Suncor Energy, Inc.,
6.50%, 06/15/38	500,000	643,993
Talisman Energy, Inc.,
7.25%, 10/15/27	133,000	161,691

		2,992,740

Road & Rail 0.1%
Canadian National Railway Co.
6.90%, 07/15/28	242,000	325,030
6.20%, 06/01/36	236,000	302,803

		627,833

Supranational 0.0%†
Inter-American Development Bank,
6.80%, 10/15/25	413,000	548,876

Water Utilities 0.0%†
United Utilities PLC,
5.38%, 02/01/19	100,000	109,481

Total Yankee Dollars (cost $6,097,890)		7,052,477

Mutual Fund 11.2%

	Shares

Money Market Fund 11.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (g)	212,493,672	212,493,672

Total Mutual Fund (cost $212,493,672)		212,493,672

Repurchase Agreements 0.8%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $2,000,006, collateralized by U.S. Government Agency Securities ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $2,040,049. (h)	$2,000,000	$2,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $8,418,422, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $8,586,794. (h)	8,418,404	8,418,404
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $5,000,014, collateralized by U.S. Government Agency Securities ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $5,100,000. (h)	5,000,000	5,000,000

Total Repurchase Agreements (cost $15,418,404)		15,418,404

Total Investments (cost $2,054,454,299) (i) — 111.1%		2,114,165,553

Liabilities in excess of other assets — (11.1)%		(211,670,694)

NET ASSETS — 100.0%		$1,902,494,859

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2014 was $4,859,823 which represents 0.26% of net assets.

(c)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $244,597,654, which was collateralized by repurchase agreements with a value of $15,418,404 and $235,604,903 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 36.29%, and maturity dates ranging from 07/01/14 - 11/20/63, a total value of $251,023,307.

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund (Continued)

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date reflects the next call date.

(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2014.

(f)	Investment in affiliate.

(g)	Represents 7-day effective yield as of June 30, 2014.

(h)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $15,418,404.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ACES	Alternative Credit Enhancement Services

AG	Stock Corporation

AGM	Assured Guaranty Municipal Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corporation

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Bond Index Fund
Assets:
Investments in affiliates, at value (cost $61,440)	$108,806
Investments in non-affiliates, at value* (cost $2,038,974,455)	2,098,638,343
Repurchase agreements, at value (cost $15,418,404)	15,418,404

Total Investments, at value (total cost $2,054,454,299)	2,114,165,553

Interest and dividends receivable	10,820,132
Security lending income receivable	19,602
Receivable for investments sold	2,152,675
Receivable for capital shares issued	3,719,654
Prepaid expenses	13,531

Total Assets	2,130,891,147

Liabilities:
Payable for investments purchased	212,561,546
Payable for capital shares redeemed	121
Cash overdraft (Note 2)	2,998
Payable upon return of securities loaned (Note 2)	15,418,404
Accrued expenses and other payables:
Investment advisory fees	288,882
Fund administration fees	47,656
Administrative servicing fees	2
Accounting and transfer agent fees	11,592
Trustee fees	746
Custodian fees	14,346
Compliance program costs (Note 3)	1,655
Professional fees	35,523
Printing fees	11,229
Other	1,588

Total Liabilities	228,396,288

Net Assets	$1,902,494,859

Represented by:
Capital	$1,795,950,429
Accumulated undistributed net investment income	27,455,200
Accumulated net realized gains from affiliated and non-affiliated investments	19,377,976
Net unrealized appreciation/(depreciation) from investments in affiliates	47,366
Net unrealized appreciation/(depreciation) from investments in non-affiliates	59,663,888

Net Assets	$1,902,494,859

*	Includes value of securities on loan of $244,597,654 (Note 2).

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Bond Index Fund
Net Assets:
Class I Shares	$10,372
Class Y Shares	1,902,484,487

Total	$1,902,494,859

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	965
Class Y Shares	176,881,035

Total	176,882,000

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.75
Class Y Shares	$10.76

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$25,728,353
Income from securities lending (Note 2)	280,301
Dividend income from non-affiliates	114,113
Interest income from affiliates	3,529

Total Income	26,126,296

EXPENSES:
Investment advisory fees	1,947,723
Fund administration fees	306,806
Administrative servicing fees Class I Shares (a)	2
Professional fees	67,506
Printing fees	4,958
Trustee fees	31,696
Custodian fees	41,179
Accounting and transfer agent fees	15,606
Compliance program costs (Note 3)	3,467
Other	30,954

Total expenses before earnings credit	2,449,897

Earnings credit (Note 5)	(123)

Net Expenses	2,449,774

NET INVESTMENT INCOME	23,676,522

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	24,561,174
Net change in unrealized appreciation/(depreciation) from investments in affiliates	5,506
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	33,920,557

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	33,926,063

Net realized/unrealized gains from affiliated and non-affiliated investments	58,487,237

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$82,163,759

(a) For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	NVIT Bond Index Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
Operations:
Net investment income	$23,676,522		$47,021,838
Net realized gains from non-affiliated investments	24,561,174		1,459,839
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	33,926,063		(101,034,360)

Change in net assets resulting from operations	82,163,759		(52,552,683)

Distributions to Shareholders From:
Net investment income:
Class I	–	(a)	–
Class Y	–		(52,542,817)
Net realized gains:
Class I	–	(a)	–
Class Y	–		(6,575,513)

Change in net assets from shareholder distributions	–		(59,118,330)

Change in net assets from capital transactions	(419,428,135)		361,950,950

Change in net assets	(337,264,376)		250,279,937

Net Assets:
Beginning of period	2,239,759,235		1,989,479,298

End of period	$1,902,494,859		$2,239,759,235

Accumulated undistributed net investment income at end of period	$27,455,200		$3,778,678

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,263	(a)	$–
Dividends reinvested	–	(a)	–
Cost of shares redeemed	(6	)(a)	–

Total Class I Shares	10,257	(a)	–

Class Y Shares
Proceeds from shares issued	88,283,456		359,990,209
Dividends reinvested	–		59,118,330
Cost of shares redeemed	(507,721,848)		(57,157,589)

Total Class Y Shares	(419,438,392)		361,950,950

Change in net assets from capital transactions	$(419,428,135)		$361,950,950

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

Statements of Changes in Net Assets (Continued)

	NVIT Bond Index Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	966	(a)	–
Reinvested	–	(a)	–
Redeemed	(1	)(a)	–

Total Class I Shares	965	(a)	–

Class Y Shares
Issued	8,333,700		33,383,281
Reinvested	–		5,673,460
Redeemed	(47,865,372)		(5,319,578)

Total Class Y Shares	(39,531,672)		33,737,163

Total change in shares	(39,530,707)		33,737,163

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Period Ended June 30, 2014 (e)(f) (Unaudited)	$10.63	0.04	0.08	0.12	–	–	–	$10.75	1.13%		$10,372	0.39%	2.11%	0.39%	157.15%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.35	0.12	0.29	0.41	–	–	–	$10.76	3.96%		$1,902,484,487	0.23%	2.23%	0.23%	157.15%
Year Ended December 31, 2013 (e)	$10.89	0.24	(0.50)	(0.26)	(0.25)	(0.03)	(0.28)	$10.35	(2.38%	)	$2,239,759,235	0.23%	2.22%	0.23%	226.92%
Year Ended December 31, 2012 (e)	$10.85	0.28	0.16	0.44	(0.31)	(0.09)	(0.40)	$10.89	4.03%		$1,989,479,298	0.24%	2.51%	0.24%	150.75%
Year Ended December 31, 2011 (e)	$10.42	0.33	0.45	0.78	(0.35)	–	(0.35)	$10.85	7.56%		$1,880,522,954	0.24%	3.07%	0.27%	111.32%
Year Ended December 31, 2010 (e)	$10.21	0.35	0.28	0.63	(0.36)	(0.06)	(0.42)	$10.42	6.31%		$1,632,581,794	0.26%	3.32%	0.28%	207.69%
Year Ended December 31, 2009 (e)	$10.09	0.42	0.15	0.57	(0.44)	(0.01)	(0.45)	$10.21	5.77%		$1,464,906,855	0.31%	4.17%	0.31%	143.71%	(g)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.
(g)	The amount shown includes the effect of mortgage dollar roll transactions while the prior year amounts did not include the effect of mortgage dollar roll transactions. In the prior years, had mortgage dollar roll transactions been included, the portfolio turnover would have increased.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by unaffiliated insurance companies and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$8,561,248	$—	$8,561,248
Commercial Mortgage Backed Securities	—	34,728,144	—	34,728,144
Corporate Bonds	—	464,257,720	—	464,257,720
Municipal Bonds	—	18,444,116	—	18,444,116
Mutual Fund	212,493,672	—	—	212,493,672
Repurchase Agreements	—	15,418,404	—	15,418,404
Sovereign Bonds	—	64,187,181	—	64,187,181
U.S. Government Mortgage Backed Agencies	—	547,843,121	—	547,843,121
U.S. Government Sponsored & Agency Obligations	—	66,510,575	—	66,510,575
U.S. Treasury Bonds	—	106,381,795	—	106,381,795
U.S. Treasury Notes	—	568,287,100	—	568,287,100
Yankee Dollars	—	7,052,477	—	7,052,477
Total	$212,493,672	$1,901,671,881	$—	$2,114,165,553

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of June 30, 2014, the Fund had an overdrawn balance of $2,998 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Credit Suisse (USA) LLC	8,418,404	—	8,418,404	(8,418,404)	—
Goldman Sachs & Co.	5,000,000	—	5,000,000	(5,000,000)	—
Total	$15,418,404	$—	$15,418,404	$(15,418,404)	$—

Amounts designated as — are zero or have been rounded to zero.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.195%
$1.5 billion up to $3 billion	0.155%
$3 billion and more	0.145%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.18%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.29% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%
During the six months ended June 30, 2014, NFM earned $306,806 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $3,467.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I.

For the period from May 1, 2014 (commencement of operations) through June 30, 2014, NFS earned $2 in administrative services fees from the Fund.

For the period from May 1, 2014 (commencement of operations) through June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.14% for Class I.

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in an affiliated issuer. The Fund’s transactions in the shares of affiliated issuer during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Interest Income	Realized Gain/(Loss)	Market Value at June 30, 2013
Nationwide Financial Services, Inc.	$103,294	$—	$—	$3,529	$—	$108,806

Amounts designated as “—” are zero or have been rounded to zero.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $3,272,506,683 and sales of $3,658,957,326 (excluding short-term securities).

For the six months ended June 30, 2014, the Fund had purchases of $147,690,178 and sales of $285,348,537 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,054,844,921	$69,559,588	$(10,238,956)	$59,320,632

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Bond Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—

Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s gross performance (over multiple periods ended August 31, 2013), including securities lending income, compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that the performance of the Fund’s Class Y shares matched that of the Fund’s benchmark (on a gross performance basis) for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by the Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

Semiannual Report

June 30, 2014 (Unaudited)

NVIT CardinalSM Conservative Fund

SAR-CD-CON 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT CardinalSM Conservative Fund

Asset Allocation†

Fixed Income Funds	78.0%
Equity Funds	20.0%
Money Market Fund	2.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	38.0%
NVIT Core Bond Fund, Class Y	17.0%
NVIT Core Plus Bond Fund, Class Y	17.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	7.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	6.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager International Value Fund, Class Y	3.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.0%
NVIT Multi-Manager International Growth Fund, Class Y	2.0%
NVIT Money Market Fund, Class Y	2.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT CardinalSM Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Conservative Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,033.10	1.51	0.30
	Hypothetical	(b)(c)	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	(b)	1,000.00	1,032.20	1.97	0.39
	Hypothetical	(b)(c)	1,000.00	1,022.86	1.96	0.39

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 20.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,241,726	$15,707,834
NVIT Multi-Manager International Value Fund, Class Y (a)	2,000,123	23,341,434
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	2,845,575	39,155,110
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	4,239,270	54,601,798
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	574,852	7,996,193
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,086,900	15,803,530

Total Equity Funds (cost $118,872,730)		156,605,899

Fixed Income Funds 78.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	4,835,578	47,001,818
NVIT Core Bond Fund, Class Y (a)	11,884,754	132,752,707
NVIT Core Plus Bond Fund, Class Y (a)	11,395,082	132,752,707
NVIT Short Term Bond Fund, Class Y (a)	28,086,056	296,869,617

Total Fixed Income Funds (cost $604,753,466)		609,376,849

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	15,526,344	15,526,344

Total Money Market Fund (cost $15,526,344)		15,526,344

Total Mutual Funds (cost $739,152,540)		781,509,092

Total Investments (cost $739,152,540) (c) — 100.0%		781,509,092
Liabilities in excess of other assets — 0.0%†		(250,308)

NET ASSETS — 100.0%		$781,258,784

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT CardinalSM Conservative Fund
Assets:
Investments in affiliates, at value (cost $739,152,540)	$781,509,092
Cash	100
Receivable for capital shares issued	1,008,096
Prepaid expenses	4,417

Total Assets	782,521,705

Liabilities:
Payable for investments purchased	1,006,640
Payable for capital shares redeemed	1,456
Accrued expenses and other payables:
Investment advisory fees	127,283
Fund administration fees	17,758
Distribution fees	56,577
Administrative servicing fees	29,624
Accounting and transfer agent fees	7
Trustee fees	324
Custodian fees	4,824
Compliance program costs (Note 3)	624
Professional fees	8,368
Printing fees	8,601
Other	835

Total Liabilities	1,262,921

Net Assets	$781,258,784

Represented by:
Capital	$704,346,728
Accumulated undistributed net investment income	5,471,796
Accumulated net realized gains from affiliated investments	29,083,708
Net unrealized appreciation/(depreciation) from investments in affiliates	42,356,552

Net Assets	$781,258,784

Net Assets:
Class I Shares	$9,669,038
Class II Shares	771,589,746

Total	$781,258,784

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	861,589
Class II Shares	68,813,383

Total	69,674,972

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.22
Class II Shares	$11.21

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT CardinalSM Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$805,916

Total Income	805,916

EXPENSES:
Investment advisory fees	755,041
Fund administration fees	101,038
Distribution fees Class II Shares	932,428
Administrative servicing fees Class I Shares	2,296
Administrative servicing fees Class II Shares	186,468
Professional fees	22,088
Printing fees	7,035
Trustee fees	11,601
Custodian fees	14,046
Accounting and transfer agent fees	297
Compliance program costs (Note 3)	1,232
Other	12,833

Total expenses before fees waived	2,046,403

Distribution fees waived — Class II (Note 3)	(596,685)

Net Expenses	1,449,718

NET INVESTMENT LOSS	(643,802)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	6,284,649
Net change in unrealized appreciation/(depreciation) from investments in affiliates	19,107,306

Net realized/unrealized gains from affiliated investments	25,391,955

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,748,153

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT CardinalSM Conservative Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income/(loss)	$(643,802)	$10,504,857
Net realized gains from affiliated investments	6,284,649	29,084,467
Net change in unrealized appreciation/(depreciation) from investments in affiliates	19,107,306	(2,611,411)

Change in net assets resulting from operations	24,748,153	36,977,913

Distributions to Shareholders From:
Net investment income:
Class I	–	(173,210)
Class II	–	(13,193,517)
Net realized gains:
Class I	–	(137,966)
Class II	–	(11,833,220)

Change in net assets from shareholder distributions	–	(25,337,913)

Change in net assets from capital transactions	(2,277,604)	(39,362,752)

Change in net assets	22,470,549	(27,722,752)

Net Assets:
Beginning of period	758,788,235	786,510,987

End of period	$781,258,784	$758,788,235

Accumulated undistributed net investment income at end of period	$5,471,796	$6,115,598

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,523,409	$2,315,686
Dividends reinvested	–	311,176
Cost of shares redeemed	(2,315,447)	(2,843,033)

Total Class I Shares	207,962	(216,171)

Class II Shares
Proceeds from shares issued	35,034,620	74,739,845
Dividends reinvested	–	25,026,737
Cost of shares redeemed	(37,520,186)	(138,913,163)

Total Class II Shares	(2,485,566)	(39,146,581)

Change in net assets from capital transactions	$(2,277,604)	$(39,362,752)

9

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Conservative Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	229,186	212,484
Reinvested	–	28,735
Redeemed	(210,482)	(260,962)

Total Class I Shares	18,704	(19,743)

Class II Shares
Issued	3,174,622	6,864,788
Reinvested	–	2,313,376
Redeemed	(3,415,407)	(12,789,219)

Total Class II Shares	(240,785)	(3,611,055)

Total change in shares	(222,081)	(3,630,798)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.86	–	0.36	0.36	–	–	–	$11.22	3.31%	$9,669,038	0.30%	(0.09%	)	0.30%	10.29%
Year Ended December 31, 2013 (e)	$10.70	0.17	0.36	0.53	(0.20)	(0.17)	(0.37)	$10.86	5.03%	$9,153,980	0.29%	1.52%		0.29%	15.67%
Year Ended December 31, 2012 (e)	$10.27	0.20	0.57	0.77	(0.19)	(0.15)	(0.34)	$10.70	7.58%	$9,230,819	0.30%	1.86%		0.30%	16.29%
Year Ended December 31, 2011 (e)	$10.45	0.20	(0.05)	0.15	(0.28)	(0.05)	(0.33)	$10.27	1.50%	$5,232,810	0.30%	1.95%		0.30%	12.75%
Year Ended December 31, 2010 (e)	$10.06	0.18	0.50	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.87%	$2,764,606	0.30%	1.72%		0.30%	11.55%
Year Ended December 31, 2009 (e)	$9.12	0.20	1.00	1.20	(0.24)	(0.02)	(0.26)	$10.06	13.22%	$1,379,456	0.31%	2.04%		0.31%	23.61%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.86	(0.01)	0.36	0.35	–	–	–	$11.21	3.22%	$771,589,746	0.39%	(0.17%	)	0.55%	10.29%
Year Ended December 31, 2013 (e)	$10.70	0.15	0.37	0.52	(0.19)	(0.17)	(0.36)	$10.86	4.93%	$749,634,255	0.38%	1.36%		0.54%	15.67%
Year Ended December 31, 2012 (e)	$10.27	0.19	0.57	0.76	(0.18)	(0.15)	(0.33)	$10.70	7.50%	$777,280,168	0.39%	1.79%		0.55%	16.29%
Year Ended December 31, 2011 (e)	$10.45	0.18	(0.04)	0.14	(0.27)	(0.05)	(0.32)	$10.27	1.41%	$597,667,272	0.39%	1.75%		0.55%	12.75%
Year Ended December 31, 2010 (e)	$10.06	0.17	0.51	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.80%	$392,513,364	0.39%	1.61%		0.55%	11.55%
Year Ended December 31, 2009 (e)	$9.13	0.22	0.96	1.18	(0.23)	(0.02)	(0.25)	$10.06	13.02%	$201,495,521	0.39%	2.28%		0.55%	23.61%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.20%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $101,038 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,232.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2015. During the six months ended June 30, 2014, the waiver of such distribution fees by NFD amounted to $596,685.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $188,764 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.05% and 0.05% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT Multi-Manager International Growth Fund, Class Y	$15,200,914	$1,023,603	$1,264,107	$176,938	$255,476	$—	$15,707,834
NVIT Multi-Manager International Value Fund, Class Y	22,791,312	2,918,688	2,602,204	551,052	569,381	—	23,341,434
NVIT Multi-Manager Large Cap Growth Fund, Class Y	37,972,110	3,820,150	4,429,842	—	1,103,098	—	39,155,110
NVIT Multi-Manager Large Cap Value Fund, Class Y	53,152,908	4,977,436	7,726,879	—	2,541,677	—	54,601,798
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7,610,515	1,167,123	892,650	—	211,632	—	7,996,193
NVIT Multi-Manager Mid Cap Value Fund, Class Y	15,200,914	766,779	1,626,042	—	350,471	—	15,803,530
Nationwide Inflation-Protected Securities Fund, Institutional Class	—	46,353,769	506,527	77,926	5,963	—	47,001,818
NVIT Core Bond Fund, Class Y	151,750,021	3,154,899	28,511,113	—	723,388	—	132,752,707
NVIT Core Plus Bond Fund, Class Y	151,743,915	2,637,865	27,663,690	—	440,367	—	132,752,707
NVIT Short Term Bond Fund, Class Y	288,455,277	11,296,527	6,180,877	—	83,196	—	296,869,617
NVIT Money Market Fund, Class Y	15,162,011	434,236	69,903	—	—	—	15,526,344

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $78,551,075 and sales of $81,473,834 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$739,328,869	$42,180,223	$ (—)	$42,180,223

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Cardinal Conservative Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fifth and the second quintiles, respectively, of the Fund’s expense group. The Trustees considered that, in May 2013, management had implemented advisory fee breakpoints for the Fund to pass through any economies of scale at the Fund level, in addition to any breakpoints in the underlying funds in which the Fund invests. The Trustees also considered the effect of fee waivers on the advisory fees of other funds in the Fund’s expense group.

The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the fifth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees noted management’s statements that, like all of the NVIT Cardinal Funds, the assets of the Fund are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure. Management noted that the Cardinal Funds are different from many other asset allocation funds, which might change their asset allocations more actively and frequently in response to short term changes in market conditions and other factors. The Trustees took into account management’s statement that the Fund’s relative performance had been hurt by an overweight to international developed market equities and a low allocation to equity securities, due to the Fund’s relatively conservative orientation, relative to the Fund’s peers. The Trustees considered that management is confident in the asset allocations of the Fund to provide investment exposures and returns consistent with the Fund’s investment thesis.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Government Bond Fund

SAR-GB 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Government Bond Fund

Asset Allocation†

U.S. Treasury Notes	28.8%
U.S. Government Sponsored & Agency Obligations	24.9%
U.S. Government Mortgage Backed Agencies	21.9%
Collateralized Mortgage Obligations	14.9%
U.S. Treasury Bonds	8.8%
Mutual Fund	0.4%
Other assets in excess of liabilities	0.3%
100.0%

Top Holdings††

U.S. Treasury Notes, 0.88%, 04/15/17	12.1%
Federal National Mortgage Association REMICS, 2.50%, 09/25/42	8.8%
Federal National Mortgage Association, 6.09%, 09/27/27	7.7%
Private Export Funding Corp., 5.45%, 09/15/17	5.8%
U.S. Treasury Inflation Indexed Notes, 0.13%, 01/15/23	5.6%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust, 5.13%, 04/19/17	4.8%
U.S. Treasury Notes, 0.50%, 07/31/17	4.2%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 01/15/29	3.8%
U.S. Treasury Bonds, 2.88%, 05/15/43	3.3%
U.S. Treasury Notes, 1.50%, 02/28/19	3.1%
Other Holdings	40.8%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Government Bond Fund June 30, 2014			Beginning Account Value($) 01/01/14	Ending Account Value($) 06/30/14	Expenses Paid During Period ($) 01/01/14—06/30/14	Expense Ratio During Period (%) 01/01/14—06/30/14
Class I Shares	Actual	(a)	1,000.00	1,032.20	3.43	0.68
	Hypothetical	(a)(b)	1,000.00	1,021.42	3.41	0.68
Class II Shares	Actual	(a)	1,000.00	1,030.50	4.68	0.93
	Hypothetical	(a)(b)	1,000.00	1,020.18	4.66	0.93
Class IV Shares	Actual	(a)	1,000.00	1,032.20	3.43	0.68
	Hypothetical	(a)(b)	1,000.00	1,021.42	3.41	0.68
Class Y Shares	Actual	(c)	1,000.00	1,011.00	0.92	0.55
	Hypothetical	(a)(b)	1,000.00	1,022.07	2.76	0.55

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b)	Represents the hypothetical 5% return before expenses.
(c)	Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 14.9%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS
Series 2468, Class TE, 5.50%, 07/15/17	$689,892	$727,505
Series 2517, Class BH, 5.50%, 10/15/17	1,338,415	1,415,213
Series 2509, Class LK, 5.50%, 10/15/17	2,077,850	2,194,633
Series 2985, Class JR, 4.50%, 06/15/25	10,730,101	11,498,760
Series 2922, Class GA, 5.50%, 05/15/34	2,941,189	3,216,989
Federal National Mortgage Association REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	4,138,638	4,518,407
Series 1993-149, Class M, 7.00%, 08/25/23	950,721	1,068,008
Series 2005-40, Class YG, 5.00%, 05/25/25	10,603,747	11,376,861
Series 2003-66, Class AP, 3.50%, 11/25/32	157,143	159,716
Series 2013-59, Class MX, 2.50%, 09/25/42	51,336,919	51,555,558

Total Collateralized Mortgage Obligations (cost $85,717,401)		87,731,650

U.S. Government Mortgage Backed Agencies 21.9%
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.88%, 06/01/35 (a)	4,561,545	4,886,555
Pool# 1G2082 4.75%, 07/01/37 (a)	705,428	759,012
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	9,109,040	9,822,571
Pool# 462260 5.60%, 09/01/18	3,343,741	3,349,727
Pool# 874142 5.56%, 12/01/21	11,060,741	12,742,556
Pool# 932840 3.50%, 12/01/25	1,954,901	2,072,959
Pool# AB2514 3.50%, 03/01/26	3,559,253	3,775,311
Pool# AK8393 2.50%, 03/01/27	2,352,650	2,397,314
Pool# AK9461 2.50%, 03/01/27	11,944,369	12,178,591

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AV7733 3.50%, 01/01/29	$6,762,320	$7,188,664
Pool# 745684 2.29%, 04/01/34 (a)	8,564,442	9,083,327
Pool# 790760 2.21%, 09/01/34 (a)	2,774,118	2,926,872
Pool# 799144 1.79%, 04/01/35 (a)	1,131,435	1,170,514
Pool# 822705 2.27%, 04/01/35 (a)	1,027,602	1,092,221
Pool# 821377 2.09%, 05/01/35 (a)	2,317,868	2,453,264
Pool# 815217 2.11%, 05/01/35 (a)	1,679,021	1,778,325
Pool# 783609 2.37%, 05/01/35 (a)	1,596,794	1,703,379
Pool# 826181 2.29%, 07/01/35 (a)	5,194,409	5,440,795
Pool# 873932 6.31%, 08/01/36	7,599,469	8,587,326
Pool# 745866 2.25%, 09/01/36 (a)	11,663,179	12,343,621
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	108,108	115,131
Pool# 748484 3.50%, 08/15/25	742,373	789,902
Pool# 682492 3.50%, 10/15/25	1,917,954	2,040,748
Pool# 719433 3.50%, 10/15/25	979,832	1,042,564
Pool# 682497 3.50%, 11/15/25	1,795,636	1,910,599
Pool# 705178 3.50%, 11/15/25	572,049	608,673
Pool# 707690 3.50%, 11/15/25	649,999	691,614
Pool# 733504 3.50%, 11/15/25	2,138,157	2,275,050
Pool# 740930 3.50%, 11/15/25	700,674	745,533
Pool# 742371 3.50%, 11/15/25	731,813	778,437
Pool# 749618 3.50%, 11/15/25	2,201,335	2,341,584
Pool# 750403 3.50%, 11/15/25	455,081	484,217

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 682502 3.50%, 12/15/25	$1,793,438	$1,908,260
Pool# 755650 3.50%, 12/15/25	7,124,166	7,580,279

Total U.S. Government Mortgage Backed Agencies (cost $122,702,436)		129,065,495

U.S. Government Sponsored & Agency Obligations 24.9%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17 (b)	25,000,000	27,845,875
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	14,904,799
Federal National Mortgage Association 6.09%, 09/27/27	35,000,000	45,417,330
Lightship Tankers III LLC 6.50%, 06/14/24	5,000,000	5,687,550
Private Export Funding Corp.
5.45%, 09/15/17	30,000,000	33,924,513
2.25%, 12/15/17	13,000,000	13,438,361
2.45%, 07/15/24	5,500,000	5,213,825
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,058

Total U.S. Government Sponsored & Agency Obligations (cost $143,969,767)		146,442,311

U.S. Treasury Bonds 8.8%
U.S. Treasury Bonds, 2.88%, 05/15/43	21,000,000	19,188,750
U.S. Treasury Inflation Indexed Bonds
2.50%, 01/15/29 (c)	16,000,000	22,291,038
0.63%, 02/15/43 (c)	10,750,000	10,062,977

Total U.S. Treasury Bonds (cost $53,932,744)		51,542,765

U.S. Treasury Notes 28.8%

	Principal Amount	Market Value

U.S. Treasury Inflation Indexed Notes
1.38%, 07/15/18 (c)	$10,500,000	$12,613,181
0.13%, 01/15/23 (c)	32,000,000	32,753,581
U.S. Treasury Notes
0.88%, 04/15/17	71,000,000	71,166,410
0.50%, 07/31/17	25,000,000	24,671,875
1.50%, 02/28/19	18,000,000	17,971,875
2.00%, 09/30/20	10,000,000	10,018,750

Total U.S. Treasury Notes (cost $171,532,931)		$169,195,672

Mutual Fund 0.4%

	Shares	Market Value

Money Market Fund 0.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (d)	2,214,134	2,214,134

Total Mutual Fund (cost $2,214,134)		2,214,134

Total Investments (cost $580,069,413) (e) — 99.7%		586,192,027
Other assets in excess of liabilities — 0.3%		1,571,182

NET ASSETS — 100.0%		$587,763,209

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2014 was $27,845,875 which represents 4.74% of net assets.

(c)	Principal amounts are not adjusted for inflation.

(d)	Represents 7-day effective yield as of June 30, 2014.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits

7

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Government Bond Fund
Assets:
Investments, at value (cost $580,069,413)	$586,192,027
Interest and dividends receivable	2,743,947
Receivable for investments sold	40,674
Receivable for capital shares issued	36,733
Prepaid expenses	3,494

Total Assets	589,016,875

Liabilities:
Payable for capital shares redeemed	863,202
Accrued expenses and other payables:
Investment advisory fees	229,214
Fund administration fees	19,052
Distribution fees	668
Administrative servicing fees	98,431
Accounting and transfer agent fees	42
Trustee fees	365
Custodian fees	4,207
Compliance program costs (Note 3)	506
Professional fees	17,336
Printing fees	19,814
Other	829

Total Liabilities	1,253,666

Net Assets	$587,763,209

Represented by:
Capital	$583,569,282
Accumulated undistributed net investment income	2,202,967
Accumulated net realized losses from investments	(4,131,654)
Net unrealized appreciation/(depreciation) from investments	6,122,614

Net Assets	$587,763,209

8

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Government Bond Fund
Net Assets:
Class I Shares	$566,407,576
Class II Shares	3,210,075
Class IV Shares	18,135,445
Class Y Shares	10,113

Total	$587,763,209

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	51,218,800
Class II Shares	291,207
Class IV Shares	1,640,551
Class Y Shares	914

Total	53,151,472

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.06
Class II Shares	$11.02
Class IV Shares	$11.05
Class Y Shares	$11.06

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Government Bond Fund
INVESTMENT INCOME:
Interest income	$7,789,396
Dividend income	3,663

Total Income	7,793,059

EXPENSES:
Investment advisory fees	1,458,772
Fund administration fees	107,377
Distribution fees Class II Shares	4,170
Administrative servicing fees Class I Shares	430,305
Administrative servicing fees Class II Shares	2,502
Administrative servicing fees Class III Shares (a)	4,269
Administrative servicing fees Class IV Shares	13,765
Professional fees	25,350
Printing fees	13,877
Trustee fees	9,159
Custodian fees	11,212
Accounting and transfer agent fees	2,675
Compliance program costs (Note 3)	998
Other	11,726

Total expenses before earnings credit and fees waived	2,096,157

Earnings credit (Note 5)	(78)
Investment advisory fees waived (Note 3)	(37,574)

Net Expenses	2,058,505

NET INVESTMENT INCOME	5,734,554

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(523,561)
Net change in unrealized appreciation/(depreciation) from investments	14,263,425

Net realized/unrealized gains from investments	13,739,864

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$19,474,418

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	NVIT Government Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$5,734,554	$11,691,607
Net realized losses from investments	(523,561)	(2,445,958)
Net change in unrealized appreciation/(depreciation) from investments	14,263,425	(40,200,713)

Change in net assets resulting from operations	19,474,418	(30,955,064)

Distributions to Shareholders From:
Net investment income:
Class I	(4,455,943)	(12,397,563)
Class II	(23,643)	(62,501)
Class III (a)	(67,539)	(202,417)
Class IV	(144,119)	(378,586)
Class Y	– (b)	–
Net realized gains:
Class I	–	(7,432,905)
Class II	–	(44,758)
Class III (a)	–	(132,405)
Class IV	–	(221,806)
Class Y	– (b)	–

Change in net assets from shareholder distributions	(4,691,244)	(20,872,941)

Change in net assets from capital transactions	(53,716,448)	(129,117,464)

Change in net assets	(38,933,274)	(180,945,469)

Net Assets:
Beginning of period	626,696,483	807,641,952

End of period	$587,763,209	$626,696,483

Accumulated undistributed net investment income at end of period	$2,202,967	$1,159,657

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$15,251,600	$80,990,665
Proceeds from shares issued from class conversion	8,564,855	–
Dividends reinvested	4,455,943	19,830,468
Cost of shares redeemed	(70,833,417)	(219,052,422)

Total Class I Shares	(42,561,019)	(118,231,289)

Class II Shares
Proceeds from shares issued	89,324	320,295
Dividends reinvested	23,643	107,259
Cost of shares redeemed	(441,842)	(1,224,538)

Total Class II Shares	(328,875)	(796,984)

Class III Shares (a)
Proceeds from shares issued	576,246	4,319,140
Dividends reinvested	67,539	334,822
Cost of shares redeemed from class conversion	(8,564,855)	–
Cost of shares redeemed	(1,898,520)	(13,037,019)

Total Class III Shares	(9,819,590)	(8,383,057)

11

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$284,980	$2,493,865
Dividends reinvested	144,119	600,392
Cost of shares redeemed	(1,446,063)	(4,800,391)

Total Class IV Shares	(1,016,964)	(1,706,134)

Class Y Shares
Proceeds from shares issued	10,000 (b)	–
Dividends reinvested	– (b)	–
Cost of shares redeemed	– (b)	–

Total Class Y Shares	10,000 (b)	–

Change in net assets from capital transactions	$(53,716,448)	$(129,117,464)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,398,301	7,177,170
Issued in class conversion	784,062	–
Reinvested	409,178	1,813,875
Redeemed	(6,472,231)	(19,434,655)

Total Class I Shares	(3,880,690)	(10,443,610)

Class II Shares
Issued	8,237	28,932
Reinvested	2,177	9,838
Redeemed	(40,515)	(109,174)

Total Class II Shares	(30,101)	(70,404)

Class III Shares (a)
Issued	52,563	383,975
Reinvested	6,196	30,598
Redeemed in class conversion	(783,445)	–
Redeemed	(173,917)	(1,155,206)

Total Class III Shares	(898,603)	(740,633)

Class IV Shares
Issued	26,067	221,741
Reinvested	13,246	54,923
Redeemed	(132,025)	(421,904)

Total Class IV Shares	(92,712)	(145,240)

Class Y Shares
Issued	914 (b)	–
Reinvested	– (b)	–
Redeemed	– (b)	–

Total Class Y Shares	914 (b)	–

Total change in shares	(4,901,192)	(11,399,887)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.80	0.10	0.25	0.35	(0.09)	–	(0.09)	–	$11.06	3.22%		$566,407,576	0.68%	1.91%	0.70%	32.93%
Year Ended December 31, 2013 (e)	$11.63	0.18	(0.65)	(0.47)	(0.23)	(0.13)	(0.36)	–	$10.80	(4.06%	)	$594,823,790	0.68%	1.62%	0.69%	108.42%
Year Ended December 31, 2012 (e)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%		$762,193,954	0.69%	1.90%	0.69%	84.84%
Year Ended December 31, 2011 (e)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.25%		$822,948,756	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010 (e)	$11.74	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.49	4.78%		$914,319,283	0.69%	3.01%	0.69%	98.86%
Year Ended December 31, 2009 (e)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%		$1,125,363,950	0.71%	3.39%	0.71%	65.87%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.77	0.09	0.24	0.33	(0.08)	–	(0.08)	–	$11.02	3.05%		$3,210,075	0.93%	1.66%	0.95%	32.93%
Year Ended December 31, 2013 (e)	$11.59	0.15	(0.64)	(0.49)	(0.20)	(0.13)	(0.33)	–	$10.77	(4.26%	)	$3,459,202	0.93%	1.37%	0.94%	108.42%
Year Ended December 31, 2012 (e)	$11.89	0.20	0.13	0.33	(0.23)	(0.40)	(0.63)	–	$11.59	2.76%		$4,541,520	0.94%	1.67%	0.94%	84.84%
Year Ended December 31, 2011 (e)	$11.45	0.28	0.52	0.80	(0.32)	(0.04)	(0.36)	–	$11.89	7.00%		$5,860,810	0.93%	2.42%	0.93%	87.44%
Year Ended December 31, 2010 (e)	$11.70	0.33	0.19	0.52	(0.32)	(0.45)	(0.77)	–	$11.45	4.52%		$7,951,647	0.94%	2.77%	0.94%	98.86%
Year Ended December 31, 2009 (e)	$11.97	0.37	(0.08)	0.29	(0.38)	(0.18)	(0.56)	–	$11.70	2.43%		$10,532,918	0.96%	3.14%	0.96%	65.87%

Class IV Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.79	0.10	0.25	0.35	(0.09)	–	(0.09)	–	$11.05	3.22%		$18,135,445	0.68%	1.91%	0.70%	32.93%
Year Ended December 31, 2013 (e)	$11.63	0.18	(0.66)	(0.48)	(0.23)	(0.13)	(0.36)	–	$10.79	(4.13%	)	$18,704,759	0.68%	1.62%	0.69%	108.42%
Year Ended December 31, 2012 (e)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%		$21,839,388	0.69%	1.90%	0.69%	84.84%
Year Ended December 31, 2011 (e)	$11.48	0.31	0.53	0.84	(0.35)	(0.04)	(0.39)	–	$11.93	7.35%		$23,844,005	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010 (e)	$11.73	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.48	4.78%		$28,391,287	0.69%	3.00%	0.69%	98.86%
Year Ended December 31, 2009 (e)	$12.00	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.73	2.69%		$31,357,559	0.71%	3.40%	0.71%	65.87%

Class Y Shares
Period Ended June 30, 2014 (e)(f) (Unaudited)	$10.94	0.04	0.08	0.12	–	–	–	–	$11.06	1.10%		$10,113	0.55%	2.27%	0.55%	32.93%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$87,731,650	$—	$87,731,650
Mutual Fund	2,214,134	—	—	2,214,134
U.S. Government Mortgage Backed Agencies	—	129,065,495	—	129,065,495
U.S. Government Sponsored & Agency Obligations	—	146,442,311	—	146,442,311
U.S. Treasury Bonds	—	51,542,765	—	51,542,765
U.S. Treasury Notes	—	169,195,672	—	169,195,672
Total	$2,214,134	$583,977,893	$—	$586,192,027

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.50%
$250 million up to $1 billion	0.475%
$1 billion up to $2 billion	0.45%
$2 billion up to $5 billion	0.425%
$5 billion and more	0.40%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.49%, and after contractual fee waivers was 0.47%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the affiliated Subadviser. NFA paid the Subadviser $406,728 during the six months ended June 30, 2014.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $37,574, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $107,377 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $998.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2014, NFS earned $450,841 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class III shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013 the Fund had contributions to capital due to the collection of redemption fees in the amount of $667 and $41,346, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $195,557,793 and sales of $237,114,963 (excluding short-term securities).

For the six months ended June 30, 2014, the Fund had purchases of $131,493,747 and sales of $0 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

9. Federal	Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$580,069,413	$14,879,083	$(8,756,469)	$6,122,614

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Government Bond Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

21

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class I shares each ranked within the third quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class I shares achieved a level of total return performance ranked within the fifth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees considered management’s statements that the performance of the Fund has suffered in recent years, primarily as a result of its large exposure to spread products like mortgages and traditional high quality government bonds, both of which have been negatively affected by the Federal Reserve’s quantitative easing program. The Trustees considered management’s continued confidence in the Fund’s current subadviser, and noted management’s belief that, over a full market cycle, the Fund’s sector positioning should result in stronger relative performance.

22

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

23

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

28

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

29

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

30

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

32

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

33

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

34

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund

SAR-ID-BAL 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Investor Destinations Balanced Fund

Asset Allocation†

Equity Funds	49.8%
Fixed Income Funds	38.5%
Fixed Contract	11.7%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	22.7%
NVIT S&P 500 Index Fund, Class Y	20.0%
NVIT International Index Fund, Class Y	13.7%
Nationwide Fixed Contract	11.7%
NVIT Short Term Bond Fund, Class Y	10.9%
NVIT Mid Cap Index Fund, Class Y	9.1%
Nationwide Core Plus Bond Fund, Institutional Class	4.8%
NVIT Small Cap Index Fund, Class Y	4.1%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Investor Destinations Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Balanced Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,040.60	2.88	0.57
	Hypothetical	(b)(c)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(b)	1,000.00	1,041.10	2.13	0.42
	Hypothetical	(b)(c)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 88.3%

	Shares	Market Value

Equity Funds 49.8%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,593,937	$35,485,056
NVIT International Index Fund, Class Y (a)	15,938,688	163,371,552
NVIT Mid Cap Index Fund, Class Y (a)	4,142,174	108,649,235
NVIT S&P 500 Index Fund, Class Y (a)	17,252,926	237,400,260
NVIT Small Cap Index Fund, Class Y (a)	3,343,630	48,382,323

Total Equity Funds (cost $440,808,459)		593,288,426

Fixed Income Funds 38.5%
Nationwide Core Plus Bond Fund, Institutional Class (a)	5,548,822	57,263,843
NVIT Bond Index Fund, Class Y (a)	25,140,410	270,510,808
NVIT Short Term Bond Fund, Class Y (a)	12,293,240	129,939,552

Total Fixed Income Funds (cost $456,758,483)		457,714,203

Total Mutual Funds (cost $897,566,942)		1,051,002,629

Fixed Contract 11.7%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)(c)	$139,562,829	$139,562,829

Total Fixed Contract (cost $139,562,829)		139,562,829

Total Investments (cost $1,037,129,771) (d) — 100.0%		1,190,565,458
Liabilities in excess of other assets — 0.0%†		(543,412)

NET ASSETS — 100.0%		$1,190,022,046

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund
Assets:
Investments in affiliates, at value (cost $1,037,129,771)	$1,190,565,458
Cash	101
Receivable for capital shares issued	2,507,706
Prepaid expenses	6,543

Total Assets	1,193,079,808

Liabilities:
Payable for investments purchased	2,506,009
Payable for capital shares redeemed	1,697
Accrued expenses and other payables:
Investment advisory fees	125,496
Fund administration fees	25,426
Distribution fees	241,342
Administrative servicing fees	134,545
Accounting and transfer agent fees	15
Trustee fees	494
Custodian fees	5,766
Compliance program costs (Note 3)	954
Professional fees	8,399
Printing fees	6,682
Other	937

Total Liabilities	3,057,762

Net Assets	$1,190,022,046

Represented by:
Capital	$1,012,834,357
Accumulated undistributed net investment income	9,266
Accumulated net realized gains from affiliated investments	23,742,736
Net unrealized appreciation/(depreciation) from investments in affiliates	153,435,687

Net Assets	$1,190,022,046

7

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund
Net Assets:
Class II Shares	$1,187,448,924
Class P Shares	2,573,122

Total	$1,190,022,046

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	75,668,042
Class P Shares	164,217

Total	75,832,259

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$15.69
Class P Shares	$15.67

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,066,471
Interest income from affiliates	2,050,222

Total Income	4,116,693

EXPENSES:
Investment advisory fees	719,201
Fund administration fees	139,927
Distribution fees Class II Shares	1,379,157
Distribution fees Class P Shares	2,861
Distribution fees Class VI Shares (a)	1,067
Administrative servicing fees Class II Shares	827,498
Administrative servicing fees Class VI Shares (a)	640
Professional fees	28,499
Printing fees	7,725
Trustee fees	17,382
Custodian fees	19,762
Accounting and transfer agent fees	425
Compliance program costs (Note 3)	1,711
Other	15,398

Total Expenses	3,161,253

NET INVESTMENT INCOME	955,440

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	19,462,171
Net change in unrealized appreciation/(depreciation) from investments in affiliates	24,986,008

Net realized/unrealized gains from affiliated investments	44,448,179

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$45,403,619

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Balanced Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$955,440	$16,387,894
Net realized gains from affiliated investments	19,462,171	4,956,635
Net change in unrealized appreciation/(depreciation) from investments in affiliates	24,986,008	91,588,176

Change in net assets resulting from operations	45,403,619	112,932,705

Distributions to Shareholders From:
Net investment income:
Class II	(1,635,462)	(16,803,610)
Class P	(4,340)	(70,648)
Class VI (a)	(2,290)	(20,356)
Net realized gains:
Class II	–	(8,457,166)
Class P	–	(32,357)
Class VI (a)	–	(9,140)

Change in net assets from shareholder distributions	(1,642,092)	(25,393,277)

Change in net assets from capital transactions	79,460,193	231,929,019

Change in net assets	123,221,720	319,468,447

Net Assets:
Beginning of period	1,066,800,326	747,331,879

End of period	$1,190,022,046	$1,066,800,326

Accumulated undistributed net investment income at end of period	$9,266	$695,918

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$82,619,770	$215,545,545
Proceeds from shares issued from class conversion	1,503,923	–
Dividends reinvested	1,635,462	25,260,776
Cost of shares redeemed	(3,370,184)	(12,080,373)

Total Class II Shares	82,388,971	228,725,948

Class P Shares
Proceeds from shares issued	878,913	2,971,749
Dividends reinvested	4,340	103,005
Cost of shares redeemed	(2,460,974)	(105,629)

Total Class P Shares	(1,577,721)	2,969,125

Class VI Shares (a)
Proceeds from shares issued	308,035	372,204
Dividends reinvested	2,290	29,496
Cost of shares redeemed from class conversion	(1,503,923)	–
Cost of shares redeemed	(157,459)	(167,754)

Total Class VI Shares	(1,351,057)	233,946

Change in net assets from capital transactions	$79,460,193	$231,929,019

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Balanced Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class II Shares
Issued	5,409,944	14,806,978
Issued in class conversion	98,697	–
Reinvested	107,244	1,693,201
Redeemed	(221,275)	(827,316)

Total Class II Shares	5,394,610	15,672,863

Class P Shares
Issued	57,961	205,277
Reinvested	285	6,909
Redeemed	(163,684)	(7,215)

Total Class P Shares	(105,438)	204,971

Class VI Shares (a)
Issued	20,168	25,003
Reinvested	150	1,975
Redeemed in class conversion	(98,699)	–
Redeemed	(10,423)	(11,845)

Total Class VI Shares	(88,804)	15,133

Total change in shares	5,200,368	15,892,967

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$15.10	0.01	0.60	0.61	(0.02)	–	(0.02)	–	$15.69	4.06%	$1,187,448,924	0.57%	0.17%	0.57%	18.17%
Year Ended December 31, 2013 (e)	$13.65	0.26	1.57	1.83	(0.25)	(0.13)	(0.38)	–	$15.10	13.42%	$1,061,392,009	0.57%	1.81%	0.57%	4.07%
Year Ended December 31, 2012 (e)	$12.82	0.27	0.93	1.20	(0.23)	(0.14)	(0.37)	–	$13.65	9.39%	$745,443,923	0.58%	2.00%	0.58%	6.08%
Year Ended December 31, 2011 (e)	$12.99	0.24	(0.11)	0.13	(0.28)	(0.02)	(0.30)	–	$12.82	0.88%	$501,888,883	0.58%	1.84%	0.58%	11.93%
Year Ended December 31, 2010 (e)	$12.03	0.25	0.91	1.16	(0.17)	(0.03)	(0.20)	–	$12.99	9.81%	$283,290,549	0.61%	2.00%	0.61%	4.07%
Period Ended December 31, 2009 (e)(f)	$10.00	0.27	2.04	2.31	(0.19)	(0.09)	(0.28)	–	$12.03	23.15%	$61,551,626	0.66%	2.94%	0.75%	14.53%

Class P Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$15.08	0.02	0.60	0.62	(0.03)	–	(0.03)	–	$15.67	4.11%	$2,573,122	0.42%	0.32%	0.42%	18.17%
Year Ended December 31, 2013 (e)	$13.63	0.35	1.50	1.85	(0.27)	(0.13)	(0.40)	–	$15.08	13.63%	$4,066,929	0.42%	2.41%	0.42%	4.07%
Period Ended December 31, 2012 (e)(g)	$13.58	0.33	0.12	0.45	(0.26)	(0.14)	(0.40)	–	$13.63	3.34%	$881,912	0.43%	3.68%	0.43%	6.08%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2014, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$139,562,829	$139,562,829
Mutual Funds	1,051,002,629	—	—	1,051,002,629
Total	$1,051,002,629	$—	$139,562,829	$1,190,565,458

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$111,085,255	$111,085,255
Interest Income from affiliates	2,050,222	2,050,222
Purchases	26,427,352	26,427,352
Sales	(—)	(—)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/14	$139,562,829	$139,562,829

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 06/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	$139,562,829	Discounted Cash Flow	Daily Transactions Interest Rate Redemption Feature Non Assignment Feature Termination Feature	daily 3.50 daily daily daily	%

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

*	The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $139,927 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,711.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2014, NFS earned $828,138 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class II shares. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class VI shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4. Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees of $0 and $0, respectively.

5. Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds, as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Ziegler Equity Income Fund, Institutional Class	$—	$34,113,746	$—	$134,110	$—	$—	$35,485,056
NVIT International Index Fund, Class Y	135,048,995	23,007,015	—	1,687,907	—	—	163,371,552
NVIT Mid Cap Market Index Fund, Class Y	85,816,066	15,490,554	—	—	—	—	108,649,235
NVIT S&P 500 Index Fund, Class Y	270,627,100	—	49,778,090	—	20,509,483	—	237,400,260
NVIT Small Cap Index Fund, Class Y	42,838,665	3,903,622	—	—	—	—	48,382,323
Nationwide Core Plus Bond Fund, Institutional Class	—	56,877,182	—	244,454	—	—	57,263,843
NVIT Bond Index Fund, Class Y	280,458,637	13,577,051	34,308,791	—	217,173	—	270,510,808
NVIT Enhanced Income Fund, Class Y	80,206,889	—	80,371,416	—	(921,298)	—	—
NVIT Short Term Bond Fund, Class Y	61,220,855	106,943,816	39,117,445	—	(343,187)	—	129,939,552
Nationwide Fixed Contract	111,085,255	26,427,352	—	2,050,222	—	—	139,562,829

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

6. Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7. Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $280,340,338 and sales of $203,575,742 (excluding short-term securities).

8. Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

9. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10. Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,037,520,124	$153,045,334	$ (—)	$153,045,334

Amount designated as “—” is zero or has been rounded to zero.

11. Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Investor Destinations Balanced Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory

21

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fourth and the first quintile, respectively, of the Fund’s expense group. The Trustees considered management’s statement that the Fund’s actual advisory fee rate was within 3 basis points of the expense group median, and noted management’s belief that this fee is within a reasonable range of the peer median and provides good value to shareholders. The Trustees also noted that the Fund’s Class II shares achieved a level of total return performance ranked within the fourth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees noted management’s statements that, like all of the Investor Destination Funds, the assets of the Fund are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure. Management noted that the Investor Destination Funds are different from many other asset allocation funds, which might change their asset allocations more actively and frequently in response to short term changes in market conditions and other factors, and that the relative performance of the Fund was hurt by allocations to international developed market stocks and US intermediate term government/credit bonds (and an underweight to high yield bonds).

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

22

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

23

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

28

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

29

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

30

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the

U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

32

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

33

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

34

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Investor Destinations Aggressive Fund

SAR-ID-AG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Investor Destinations Aggressive Fund

Asset Allocation†

Equity Funds	90.1%
Fixed Income Funds	10.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	37.0%
NVIT International Index Fund, Class Y	28.0%
NVIT Mid Cap Index Fund, Class Y	13.0%
NVIT Small Cap Index Fund, Class Y	12.0%
NVIT Bond Index Fund, Class Y	6.0%
Nationwide Core Plus Bond Fund, Institutional Class	4.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Aggressive Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,054.30	3.01	0.59
	Hypothetical	(b)(c)	1,000.00	1,021.87	2.96	0.59
Class P Shares	Actual	(b)	1,000.00	1,055.10	2.24	0.44
	Hypothetical	(b)(c)	1,000.00	1,022.61	2.21	0.44

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 90.1%
NVIT International Index Fund, Class Y (a)	9,473,595	$97,104,353
NVIT Mid Cap Index Fund, Class Y (a)	1,725,257	45,253,484
NVIT S&P 500 Index Fund, Class Y (a)	9,327,502	128,346,434
NVIT Small Cap Index Fund, Class Y (a)	2,883,808	41,728,704

Total Equity Funds (cost $215,739,043)		312,432,975

Fixed Income Funds 10.0%
Nationwide Core Plus Bond Fund, Institutional Class (a)	1,346,926	13,900,272
NVIT Bond Index Fund, Class Y (a)	1,936,082	20,832,239

Total Fixed Income Funds (cost $34,344,402)		34,732,511

Total Mutual Funds (cost $250,083,445)		347,165,486

Total Investments (cost $250,083,445) (b) — 100.1%		347,165,486
Liabilities in excess of other assets — (0.1)%		(185,727)

NET ASSETS — 100.0%		$346,979,759

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $250,083,445)	$347,165,486
Receivable for capital shares issued	514,801
Prepaid expenses	2,003

Total Assets	347,682,290

Liabilities:
Payable for investments purchased	475,239
Payable for capital shares redeemed	39,562
Accrued expenses and other payables:
Investment advisory fees	37,062
Fund administration fees	10,259
Distribution fees	71,274
Administrative servicing fees	48,205
Accounting and transfer agent fees	14
Trustee fees	255
Custodian fees	2,067
Compliance program costs (Note 3)	286
Professional fees	7,453
Printing fees	10,249
Other	606

Total Liabilities	702,531

Net Assets	$346,979,759

Represented by:
Capital	$273,701,038
Accumulated distributions in excess of net investment income	(305,018)
Accumulated net realized losses from affiliated investments	(23,498,302)
Net unrealized appreciation/(depreciation) from investments in affiliates	97,082,041

Net Assets	$346,979,759

Net Assets:
Class II Shares	$342,142,518
Class P Shares	4,837,241

Total	$346,979,759

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	25,988,093
Class P Shares	368,492

Total	26,356,585

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.17
Class P Shares	$13.13

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,335,252

Total Income	1,335,252

EXPENSES:
Investment advisory fees	222,278
Fund administration fees	57,564
Distribution fees Class II Shares	416,003
Distribution fees Class P Shares	4,888
Distribution fees Class VI Shares (a)	6,513
Administrative servicing fees Class II Shares	249,603
Administrative servicing fees Class VI Shares (a)	3,908
Professional fees	12,947
Printing fees	6,232
Trustee fees	5,077
Custodian fees	6,389
Accounting and transfer agent fees	247
Compliance program costs (Note 3)	559
Other	7,030

Total expenses before earnings credit	999,238

Earnings credit (Note 6)	(1)

Net Expenses	999,237

NET INVESTMENT INCOME	336,015

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	15,433,583
Net change in unrealized appreciation/(depreciation) from investments in affiliates	2,412,562

Net realized/unrealized gains from affiliated investments	17,846,145

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,182,160

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$336,015	$5,075,966
Net realized gains from affiliated investments	15,433,583	9,067,546
Net change in unrealized appreciation/(depreciation) from investments in affiliates	2,412,562	66,914,722

Change in net assets resulting from operations	18,182,160	81,058,234

Distributions to Shareholders From:
Net investment income:
Class II	(762,719)	(5,067,080)
Class P	(11,328)	(47,550)
Class VI (a)	(18,987)	(130,055)

Change in net assets from shareholder distributions	(793,034)	(5,244,685)

Change in net assets from capital transactions	(21,050,642)	(55,196,109)

Change in net assets	(3,661,516)	20,617,440

Net Assets:
Beginning of period	350,641,275	330,023,835

End of period	$346,979,759	$350,641,275

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(305,018)	$152,001

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$10,926,678	$18,313,820
Proceeds from shares issued from class conversion	8,104,326	–
Dividends reinvested	762,719	5,067,080
Cost of shares redeemed	(34,281,213)	(81,107,265)

Total Class II Shares	(14,487,490)	(57,726,365)

Class P Shares
Proceeds from shares issued	2,002,185	1,834,325
Dividends reinvested	11,328	47,550
Cost of shares redeemed	(199,153)	(225,572)

Total Class P Shares	1,814,360	1,656,303

Class VI Shares (a)
Proceeds from shares issued	760,723	2,563,862
Dividends reinvested	18,987	130,055
Cost of shares redeemed from class conversion	(8,104,326)	–
Cost of shares redeemed	(1,052,896)	(1,819,964)

Total Class VI Shares	(8,377,512)	873,953

Change in net assets from capital transactions	$(21,050,642)	$(55,196,109)

9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Aggressive Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class II Shares
Issued	866,711	1,582,538
Issued in class conversion	645,593	–
Reinvested	60,485	410,548
Redeemed	(2,710,495)	(7,234,409)

Total Class II Shares	(1,137,706)	(5,241,323)

Class P Shares
Issued	159,931	163,280
Reinvested	901	3,861
Redeemed	(15,915)	(19,593)

Total Class P Shares	144,917	147,548

Class VI Shares (a)
Issued	62,287	224,003
Reinvested	1,517	10,604
Redeemed in class conversion	(650,218)	–
Redeemed	(86,575)	(164,780)

Total Class VI Shares	(672,989)	69,827

Total change in shares	(1,665,778)	(5,023,948)

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$12.52	0.01	0.67	0.68	(0.03)	–	(0.03)	–	$13.17	5.43%		$342,142,518	0.59%	0.19%	0.59%	9.69%
Year Ended December 31, 2013 (d)	$9.99	0.17	2.55	2.72	(0.19)	–	(0.19)	–	$12.52	27.25%		$339,488,645	0.59%	1.50%	0.59%	6.27%
Year Ended December 31, 2012 (d)	$8.75	0.13	1.26	1.39	(0.15)	–	(0.15)	–	$9.99	15.90%		$323,279,707	0.59%	1.42%	0.59%	6.83%
Year Ended December 31, 2011 (d)	$9.27	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	–	$8.75	(3.93%	)	$358,725,719	0.58%	1.36%	0.58%	15.64%
Year Ended December 31, 2010 (d)	$8.23	0.12	1.06	1.18	(0.14)	–	(0.14)	–	$9.27	14.63%		$455,359,563	0.58%	1.38%	0.58%	7.86%
Year Ended December 31, 2009 (d)	$6.89	0.13	1.71	1.84	(0.08)	(0.42)	(0.50)	–	$8.23	27.21%		$487,859,620	0.57%	1.79%	0.57%	11.13%

Class P Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$12.48	0.02	0.67	0.69	(0.04)	–	(0.04)	–	$13.13	5.51%		$4,837,241	0.44%	0.35%	0.44%	9.69%
Year Ended December 31, 2013 (d)	$9.97	0.30	2.43	2.73	(0.22)	–	(0.22)	–	$12.48	27.39%		$2,789,521	0.43%	2.62%	0.43%	6.27%
Period Ended December 31, 2012 (d)(e)	$9.66	0.30	0.20	0.50	(0.19)	–	(0.19)	–	$9.97	5.13%		$757,616	0.44%	4.67%	0.44%	6.83%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $57,564 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $559.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2014, NFS earned $253,511 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class II shares. For the period from January 1, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class VI shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $0 and $51, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
NVIT International Index Fund, Class Y	$105,249,735	$4,144,316	$15,583,039	$1,276,113	$6,076,912	$—	97,104,353
NVIT Mid Cap Index Fund, Class Y	52,624,867	331,153	10,975,227	—	3,273,670	—	45,253,484
NVIT S&P 500 Index Fund, Class Y	140,332,979	1,437,819	22,250,960	—	4,378,748	—	128,346,434
NVIT Small Cap Index Fund, Class Y	35,083,245	9,444,561	4,434,103	—	1,666,344	—	41,728,704
Nationwide Core Plus Bond Fund, Institutional Class	—	13,885,054	78,723	59,139	379	—	13,900,272
NVIT Bond Index Fund, Class Y	17,541,623	4,327,179	1,761,137	—	37,530	—	20,832,239

Amounts designated as “—” are zero or have been rounded to zero

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

6.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $33,570,082 and sales of $55,083,189 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation		Net Unrealized Appreciation/ (Depreciation)
$261,046,854	$86,118,632	$	(—)	$86,118,632

Amount designated as “—” is zero or has been rounded to zero.

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Renewal of Advisory Agreement

The Trust’s investment advisory agreement (the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the third and the first quintile, respectively, of the Fund’s expense group. The Trustees also noted that the Fund’s Class II shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by the Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

SAR-ID-CAP 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Investor Destinations Capital Appreciation Fund

Asset Allocation†

Equity Funds	70.4%
Fixed Income Funds	24.7%
Fixed Contract	4.9%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund, Class Y	31.1%
NVIT International Index Fund, Class Y	19.9%
NVIT Bond Index Fund, Class Y	14.9%
NVIT Mid Cap Index Fund, Class Y	11.2%
NVIT Small Cap Index Fund, Class Y	6.2%
Nationwide Core Plus Bond Fund, Institutional Class	4.9%
Nationwide Fixed Contract	4.9%
NVIT Short Term Bond Fund, Class Y	4.9%
Nationwide Ziegler Equity Income Fund, Institutional Class	2.0%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Investor Destinations Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Capital Appreciation Fund (June 30, 2014)			Beginning Account Value($) 01/01/14	Ending Account Value($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,048.50	2.90	0.57
	Hypothetical	(b)(c)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(b)	1,000.00	1,049.70	2.13	0.42
	Hypothetical	(b)(c)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 95.1%

	Shares	Market Value

Equity Funds 70.4%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,276,396	$31,141,099
NVIT International Index Fund, Class Y (a)	29,916,858	306,647,794
NVIT Mid Cap Index Fund, Class Y (a)	6,566,886	172,249,432
NVIT S&P 500 Index Fund, Class Y (a)	34,715,896	477,690,735
NVIT Small Cap Index Fund, Class Y (a)	6,571,801	95,093,954

Total Equity Funds (cost $767,938,806)		1,082,823,014

Fixed Income Funds 24.7%
Nationwide Core Plus Bond Fund, Institutional Class (a)	7,318,202	75,523,842
NVIT Bond Index Fund, Class Y (a)	21,292,159	229,103,627
NVIT Short Term Bond Fund, Class Y (a)	7,125,168	75,313,025

Total Fixed Income Funds (cost $380,167,523)		379,940,494

Total Mutual Funds (cost $1,148,106,329)		1,462,763,508

Fixed Contract 4.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)(c)	$75,313,024	75,313,024

Total Fixed Contract (cost $75,313,024)		75,313,024

Total Investments (cost $1,223,419,353) (d) — 100.0%		1,538,076,532
Liabilities in excess of other assets — 0.0%†		(705,127)

NET ASSETS — 100.0%		$1,537,371,405

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $1,223,419,353)	$1,538,076,532
Cash	100
Receivable for capital shares issued	2,331,775
Prepaid expenses	8,694

Total Assets	1,540,417,101

Liabilities:
Payable for investments purchased	2,325,702
Payable for capital shares redeemed	6,073
Accrued expenses and other payables:
Investment advisory fees	163,087
Fund administration fees	31,875
Distribution fees	313,633
Administrative servicing fees	175,933
Accounting and transfer agent fees	14
Trustee fees	642
Custodian fees	8,541
Compliance program costs (Note 3)	1,200
Professional fees	10,450
Printing fees	7,428
Other	1,118

Total Liabilities	3,045,696

Net Assets	$1,537,371,405

Represented by:
Capital	$1,174,352,947
Accumulated distributions in excess of net investment income	(645,313)
Accumulated net realized gains from affiliated investments	49,006,592
Net unrealized appreciation/(depreciation) from investments in affiliates	314,657,179

Net Assets	$1,537,371,405

7

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
Net Assets:
Class II Shares	$1,534,886,153
Class P Shares	2,485,252

Total	$1,537,371,405

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	83,945,712
Class P Shares	136,202

Total	84,081,914

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$18.28
Class P Shares	$18.25

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$4,148,970
Interest income from affiliates	1,540,923

Total Income	5,689,893

EXPENSES:
Investment advisory fees	960,340
Fund administration fees	179,817
Distribution fees Class II Shares	1,843,067
Distribution fees Class P Shares	2,660
Distribution fees Class VI Shares (a)	1,090
Administrative servicing fees Class II Shares	1,105,846
Administrative servicing fees Class VI Shares (a)	654
Professional fees	36,905
Printing fees	7,807
Trustee fees	23,035
Custodian fees	27,162
Accounting and transfer agent fees	529
Compliance program costs (Note 3)	2,392
Other	20,047

Total Expenses	4,211,351

NET INVESTMENT INCOME	1,478,542

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	28,087,016
Net change in unrealized appreciation/(depreciation) from investments in affiliates	42,100,451

Net realized/unrealized gains from affiliated investments	70,187,467

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$71,666,009

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$1,478,542	$23,132,400
Net realized gains from affiliated investments	28,087,016	21,965,802
Net change in unrealized appreciation/(depreciation) from investments in affiliates	42,100,451	193,699,519

Change in net assets resulting from operations	71,666,009	238,797,721

Distributions to Shareholders From:
Net investment income:
Class II	(3,011,241)	(23,878,848)
Class P	(5,673)	(33,614)
Class VI (a)	(2,828)	(21,501)
Net realized gains:
Class II	–	(20,061,802)
Class P	–	(22,266)
Class VI (a)	–	(16,933)

Change in net assets from shareholder distributions	(3,019,742)	(44,034,964)

Change in net assets from capital transactions	(9,181,345)	79,994,682

Change in net assets	59,464,922	274,757,439

Net Assets:
Beginning of period	1,477,906,483	1,203,149,044

End of period	$1,537,371,405	$1,477,906,483

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(645,313)	$895,887

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$15,733,570	$76,808,835
Proceeds from shares issued from class conversion	1,385,107	–
Dividends reinvested	3,011,241	43,940,650
Cost of shares redeemed	(28,500,211)	(42,290,595)

Total Class II Shares	(8,370,293)	78,458,890

Class P Shares
Proceeds from shares issued	559,204	1,041,741
Dividends reinvested	5,673	55,880
Cost of shares redeemed	(73,332)	(115,687)

Total Class P Shares	491,545	981,934

Class VI Shares (a)
Proceeds from shares issued	196,142	913,412
Dividends reinvested	2,828	38,434
Cost of shares redeemed from class conversion	(1,385,107)	–
Cost of shares redeemed	(116,460)	(397,988)

Total Class VI Shares	(1,302,597)	553,858

Change in net assets from capital transactions	$(9,181,345)	$79,994,682

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class II Shares
Issued	887,502	4,725,744
Issued in class conversion	78,731	–
Reinvested	170,705	2,573,745
Redeemed	(1,611,891)	(2,565,582)

Total Class II Shares	(474,953)	4,733,907

Class P Shares
Issued	31,645	63,602
Reinvested	323	3,272
Redeemed	(4,213)	(6,894)

Total Class P Shares	27,755	59,980

Class VI Shares (a)
Issued	11,275	57,034
Reinvested	160	2,249
Redeemed in class conversion	(78,703)	–
Redeemed	(6,623)	(24,924)

Total Class VI Shares	(73,891)	34,359

Total change in shares	(521,089)	4,828,246

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$17.47	0.02	0.83	0.85	(0.04)	–	(0.04)	–	$18.28	4.85%		$1,534,886,153	0.57%	0.20%	0.57%	10.45%
Year Ended December 31, 2013 (e)	$15.08	0.28	2.65	2.93	(0.29)	(0.25)	(0.54)	–	$17.47	19.49%		$1,474,725,072	0.57%	1.71%	0.57%	8.52%
Year Ended December 31, 2012 (e)	$13.82	0.27	1.42	1.69	(0.26)	(0.17)	(0.43)	–	$15.08	12.25%		$1,201,822,683	0.57%	1.84%	0.57%	9.92%
Year Ended December 31, 2011 (e)	$14.24	0.26	(0.38)	(0.12)	(0.29)	(0.01)	(0.30)	–	$13.82	(0.94%	)	$920,160,293	0.57%	1.80%	0.57%	11.61%
Year Ended December 31, 2010 (e)	$12.91	0.25	1.28	1.53	(0.17)	(0.03)	(0.20)	–	$14.24	12.03%		$434,945,360	0.59%	1.91%	0.59%	2.76%
Period Ended December 31, 2009 (e)(f)	$10.00	0.30	2.87	3.17	(0.19)	(0.07)	(0.26)	–	$12.91	31.81%		$117,422,891	0.60%	3.10%	0.63%	9.87%

Class P Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$17.43	0.03	0.84	0.87	(0.05)	–	(0.05)	–	$18.25	4.97%		$2,485,252	0.42%	0.37%	0.42%	10.45%
Year Ended December 31, 2013 (e)	$15.05	0.39	2.56	2.95	(0.32)	(0.25)	(0.57)	–	$17.43	19.69%		$1,890,181	0.42%	2.36%	0.42%	8.52%
Period Ended December 31, 2012 (e)(g)	$14.91	0.62	(0.01)	0.61	(0.30)	(0.17)	(0.47)	–	$15.05	4.15%		$729,593	0.42%	6.22%	0.42%	9.92%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2014, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$75,313,024	$75,313,024
Mutual Funds	1,462,763,508	—	—	1,462,763,508
Total	$1,462,763,508	$—	$75,313,024	$1,538,076,532

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$96,607,105	$96,607,105
Interest Income from affiliates	1,540,923	1,540,923
Purchases	2,621,194	2,621,194
Sales	(25,456,198)	(25,456,198)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/14	$75,313,024	$75,313,024

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 06/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	$75,313,024	Discounted Cash Flow	Daily Transactions Interest Rate Redemption Feature Non Assignment Feature Termination Feature	daily 3.50 daily daily daily	%

*

The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until at least April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $179,817 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,392.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2014, NFS earned $1,106,500 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class II shares. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class VI shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $774 and $1,583, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend/Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Ziegler Equity Income Fund, Institutional Class	$—	$29,937,660	$—	$117,692	$—	$—	$31,141,099
NVIT International Index Fund, Class Y	296,743,541	3,818,738	4,128,738	3,708,890	1,219,332	—	306,647,794
NVIT Mid Cap Market Index Fund, Class Y	169,049,689	—	8,751,088	—	2,975,664	—	172,249,432
NVIT S&P 500 Index Fund, Class Y	497,787,445	437,419	52,926,611	—	21,788,194	—	477,690,735
NVIT Small Cap Index Fund, Class Y	94,700,765	784,997	3,359,347	—	1,531,553	—	95,093,954
Nationwide Core Plus Bond Fund, Institutional Class	—	75,014,022	—	322,388	—	—	75,523,842
NVIT Bond Index Fund, Class Y	284,321,548	8,549,736	74,130,087	—	572,273	—	229,103,627
NVIT Short-Term Bond Fund, Class Y	39,392,982	35,333,369	—	—	—	—	75,313,025
Nationwide Fixed Contract	96,607,105	2,621,194	25,456,198	1,540,923	—	—	75,313,024

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

6.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $156,497,135 and sales of $168,752,069 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,223,585,402	$315,228,367	$(737,237)	$314,491,130

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

21

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fifth and the first quintile, respectively, of the Fund’s expense group. The Trustees considered management’s statement that the Fund’s actual advisory fee rate was 5.6 basis points above the expense group median, and noted management’s belief that this fee is within a reasonable range of the peer group median and provides good value to shareholders. The Trustees also considered the effect of fee waivers on the advisory fees of other funds in the Fund’s expense group. The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the fourth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees noted management’s statements that, like all of the Investor Destination Funds, the assets of the Fund are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure. Management noted that the Investor Destination Funds are different from many other asset allocation funds, which might change their asset allocations more actively and frequently in response to short term changes in market conditions and other factors, and that the relative performance of the Fund was hurt by allocations to international developed market stocks and US intermediate term government/credit bonds (and an underweight to high yield bonds).

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with

22

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

23

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

28

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

29

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

30

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the

U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

32

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

33

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

34

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund

SAR-ID-CON 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Investor Destinations Conservative Fund

Asset Allocation†

Fixed Income Funds	55.2%
Fixed Contract	22.0%
Equity Funds	20.8%
Money Market Fund	2.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	30.2%
Nationwide Fixed Contract	22.0%
NVIT Short Term Bond Fund, Class Y	14.9%
NVIT S&P 500 Index Fund, Class Y	8.3%
Nationwide Inflation-Protected Securities Fund, Institutional Class	6.1%
NVIT International Index Fund, Class Y	5.1%
Nationwide Core Plus Bond Fund, Institutional Class	4.0%
NVIT Mid Cap Index Fund, Class Y	3.2%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.1%
NVIT Money Market Fund, Class Y	2.0%
NVIT Small Cap Index Fund, Class Y	1.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Conservative Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,031.50	2.92	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58
Class P Shares	Actual	(b)	1,000.00	1,032.10	2.12	0.42
	Hypothetical	(b)(c)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 78.0%

	Shares	Market Value

Equity Funds 20.8%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,809,147	$24,749,131
NVIT International Index Fund, Class Y (a)	3,965,725	40,648,683
NVIT Mid Cap Index Fund, Class Y (a)	962,990	25,259,217
NVIT S&P 500 Index Fund, Class Y (a)	4,813,237	66,230,136
NVIT Small Cap Index Fund, Class Y (a)	583,005	8,436,089

Total Equity Funds (cost $128,230,986)		165,323,256

Fixed Income Funds 55.2%
Nationwide Core Plus Bond Fund, Institutional Class (a)	3,096,031	31,951,036
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	5,008,272	48,680,400
NVIT Bond Index Fund, Class Y (a)	22,336,639	240,342,235
NVIT Short Term Bond Fund, Class Y (a)	11,191,646	118,295,702

Total Fixed Income Funds (cost $438,273,896)		439,269,373

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	15,799,449	15,799,449

Total Money Market Fund (cost $15,799,449)		15,799,449

Total Mutual Funds (cost $582,304,331)		620,392,078

Fixed Contract 22.0%

	Amount Value	Principal Market

Nationwide Fixed Contract, 3.50% (a)(c)(d)	$174,812,402	174,812,402

Total Fixed Contract (cost $174,812,402)		174,812,402

Total Investments (cost $757,116,733) (e) — 100.0%		795,204,480
Liabilities in excess of other assets — 0.0% †		(379,342)

NET ASSETS — 100.0%		$794,825,138

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	Fair valued security.

(d)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $757,116,733)	$795,204,480
Cash	101
Receivable for capital shares issued	795,907
Prepaid expenses	4,601

Total Assets	796,005,089

Liabilities:
Payable for investments purchased	751,907
Payable for capital shares redeemed	44,000
Accrued expenses and other payables:
Investment advisory fees	84,685
Fund administration fees	18,428
Distribution fees	162,857
Administrative servicing fees	94,803
Accounting and transfer agent fees	12
Trustee fees	336
Custodian fees	4,991
Compliance program costs (Note 3)	651
Professional fees	8,708
Printing fees	7,721
Other	852

Total Liabilities	1,179,951

Net Assets	$794,825,138

Represented by:
Capital	$716,120,983
Accumulated undistributed net investment income	1,371,122
Accumulated net realized gains from affiliated investments	39,245,286
Net unrealized appreciation/(depreciation) from investments in affiliates	38,087,747

Net Assets	$794,825,138

Net Assets:
Class II Shares	$793,328,951
Class P Shares	1,496,187

Total	$794,825,138

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	73,081,211
Class P Shares	138,113

Total	73,219,324

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.86
Class P Shares	$10.83

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund
INVESTMENT INCOME:
Interest income from affiliates	$2,925,901
Dividend income from affiliates	1,624,486

Total Income	4,550,387

EXPENSES:
Investment advisory fees	510,139
Fund administration fees	105,229
Distribution fees Class II Shares	967,121
Distribution fees Class P Shares	1,693
Distribution fees Class VI Shares(a)	12,133
Administrative servicing fees Class II Shares	580,275
Administrative servicing fees Class VI Shares(a)	7,280
Professional fees	22,950
Printing fees	7,152
Trustee fees	12,066
Custodian fees	14,705
Accounting and transfer agent fees	367
Compliance program costs (Note 3)	1,281
Other	13,161

Total Expenses	2,255,552

NET INVESTMENT INCOME	2,294,835

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	16,108,152
Net change in unrealized appreciation/(depreciation) from investments in affiliates	6,159,556

Net realized/unrealized gains from affiliated investments	22,267,708

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,562,543

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$2,294,835	$13,119,846
Net realized gains from affiliated investments	16,108,152	24,090,911
Net change in unrealized appreciation/(depreciation) from investments in affiliates	6,159,556	(202,412)

Change in net assets resulting from operations	24,562,543	37,008,345

Distributions to Shareholders From:
Net investment income:
Class II	(1,573,378)	(13,567,421)
Class P	(3,547)	(23,286)
Class VI(a)	(31,183)	(234,319)
Net realized gains:
Class II	–	(11,796,797)
Class P	–	(16,323)
Class VI(a)	–	(205,112)

Change in net assets from shareholder distributions	(1,608,108)	(25,843,258)

Change in net assets from capital transactions	(20,564,642)	(11,393,252)

Change in net assets	2,389,793	(228,165)

Net Assets:
Beginning of period	792,435,345	792,663,510

End of period	$794,825,138	$792,435,345

Accumulated undistributed net investment income at end of period	$1,371,122	$684,395

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$26,171,986	$95,125,469
Proceeds from shares issued from class conversion	14,808,344	–
Dividends reinvested	1,573,378	25,364,218
Cost of shares redeemed	(49,390,121)	(129,112,182)

Total Class II Shares	(6,836,413)	(8,622,495)

Class P Shares
Proceeds from shares issued	242,720	683,476
Dividends reinvested	3,547	39,609
Cost of shares redeemed	(32,690)	(258,457)

Total Class P Shares	213,577	464,628

Class VI Shares (a)
Proceeds from shares issued	2,081,896	14,494,978
Dividends reinvested	31,183	439,431
Cost of shares redeemed from class conversion	(14,808,344)	–
Cost of shares redeemed	(1,246,541)	(18,169,794)

Total Class VI Shares	(13,941,806)	(3,235,385)

Change in net assets from capital transactions	$(20,564,642)	$(11,393,252)

9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Conservative Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class II Shares
Issued	2,463,215	8,972,361
Issued in class conversion	1,387,979	–
Reinvested	147,597	2,407,612
Redeemed	(4,634,721)	(12,178,444)

Total Class II Shares	(635,930)	(798,471)

Class P Shares
Issued	22,826	64,574
Reinvested	334	3,766
Redeemed	(3,079)	(24,562)

Total Class P Shares	20,081	43,778

Class VI Shares (a)
Issued	197,987	1,369,191
Reinvested	2,936	41,890
Redeemed in class conversion	(1,393,385)	–
Redeemed	(117,767)	(1,720,263)

Total Class VI Shares	(1,310,229)	(309,182)

Total change in shares	(1,926,078)	(1,063,875)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$10.55	0.03	0.30	0.33	(0.02)	–	(0.02)	–	$10.86	3.15%	$793,328,951	0.58%	0.59%	0.58%	31.68%
Year Ended December 31, 2013 (d)	$10.40	0.17	0.33	0.50	(0.19)	(0.16)	(0.35)	–	$10.55	4.83%	$777,429,471	0.57%	1.64%	0.57%	15.71%
Year Ended December 31, 2012 (d)	$10.20	0.20	0.32	0.52	(0.18)	(0.14)	(0.32)	–	$10.40	5.18%	$775,121,597	0.58%	1.95%	0.58%	12.44%
Year Ended December 31, 2011 (d)	$10.19	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.20	2.93%	$625,729,851	0.58%	1.98%	0.58%	15.78%
Year Ended December 31, 2010 (d)	$9.87	0.21	0.36	0.57	(0.22)	(0.03)	(0.25)	–	$10.19	5.89%	$488,007,697	0.58%	2.10%	0.58%	11.91%
Year Ended December 31, 2009 (d)	$9.27	0.24	0.59	0.83	(0.18)	(0.05)	(0.23)	–	$9.87	9.08%	$389,117,123	0.57%	2.55%	0.57%	42.55%

Class P Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$10.52	0.04	0.30	0.34	(0.03)	–	(0.03)	–	$10.83	3.21%	$1,496,187	0.42%	0.76%	0.42%	31.68%
Year Ended December 31, 2013 (d)	$10.38	0.23	0.28	0.51	(0.21)	(0.16)	(0.37)	–	$10.52	4.96%	$1,241,950	0.42%	2.19%	0.42%	15.71%
Period Ended December 31, 2012 (d)(e)	$10.50	0.28	(0.05)	0.23	(0.21)	(0.14)	(0.35)	–	$10.38	2.24%	$771,093	0.42%	3.99%	0.42%	12.44%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2014, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$174,812,402	$174,812,402
Mutual Funds	620,392,078	—	—	620,392,078
Total	$620,392,078	$—	$174,812,402	$795,204,480

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$169,193,311	$169,193,311
Interest Income from affiliates	2,925,901	2,925,901
Purchases	2,962,127	2,962,127
Sales	(268,937)	(268,937)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/14	$174,812,402	$174,812,402

Amounts designated as “—” are zero or have been rounded to zero.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 06/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	$174,812,402	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $105,229 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,281.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2014, NFS earned $587,555 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.16% for Class II shares. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class VI shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the period from January 1, 2014 through April 25, 2014, and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees of $0 and $44,111, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Ziegler Equity Income Fund, Institutional Class	$—	$23,792,708	$—	$93,535	$—	$—	$24,749,131
NVIT International Index Fund, Class Y	41,171,605	514,583	2,400,511	514,583	411,699	—	40,648,683
NVIT Mid Cap Market Index Fund, Class Y	25,227,748	—	1,714,452	—	339,576	—	25,259,217
NVIT S&P 500 Index Fund, Class Y	101,328,243	—	40,223,699	—	14,093,184	—	66,230,136
NVIT Small Cap Index Fund, Class Y	—	7,899,724	—	—	—	—	8,436,089
Nationwide Core Plus Bond Fund, Institutional Class	—	31,735,293	—	136,396	—	—	31,951,036
Nationwide Inflation-Protected Securities Fund, Institutional Class	—	47,479,344	—	80,997	—	—	48,680,400
NVIT Bond Index Fund, Class Y	318,432,280	—	89,396,727	—	3,887,367	—	240,342,235
NVIT Enhanced Income Fund, Class Y	111,557,021	798,975	111,779,097	798,975	(2,543,419)	—	—
NVIT Short Term Bond Fund, Class Y	9,937,720	135,993,400	28,029,238	—	(80,255)	—	118,295,702
NVIT Money Market Fund, Class Y	15,979,929	—	180,480	—	—	—	15,799,449
Nationwide Fixed Contract	169,193,311	2,962,127	268,937	2,925,901	—	—	174,812,402

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

6.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $251,176,154 and sales of $273,993,141 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$757,248,644	$38,703,501	$(747,665)	$37,955,836

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Investor Destinations Conservative Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fifth and the first quintiles, respectively, of the Fund’s expense group. The Trustees considered management’s statement that the Fund’s actual advisory fee rate was within 3 basis points of the expense group median, and noted management’s belief that this fee is within a reasonable range of the peer group median and provides good value to shareholders. The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the fifth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees noted management’s statements that, like all of the Investor Destination Funds, the assets of the Fund are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure. Management noted that the Investor Destination Funds are different from many other asset allocation funds, which might change their asset allocations more actively and frequently in response to short term changes in market conditions and other factors, and that the relative performance of the Fund was hurt by allocations to international developed market stocks and US intermediate term government/credit bonds (and an underweight to high yield bonds). The Trustees took into account management’s statement that the Fund, due to its relatively conservative orientation, has low allocations to equity securities relative to its peers, which hurt comparative performance during the most recent period of strong equity performance. The Trustees considered that management is confident in the asset allocations of the Fund to provide investment exposures and returns consistent with the Fund’s investment thesis.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with

21

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

22

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

27

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

28

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

29

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the

U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

31

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

32

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Contents
Message to Shareholders	1
Economic Review	2
Notes to Financial Statements	13
Management Information	21
Market Index Definitions	26
Glossary	30

SAR-ID-MGI 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Investor Destinations Managed Growth & Income Fund

Asset Allocation†

Equity Funds	47.8%
Fixed Income Funds	46.2%
Money Market Fund	5.1%
Other assets in excess of liabilities	0.9%
100.0%

Top Holdings††

NVIT Bond Index Fund, Class Y	21.6%
NVIT Short Term Bond Fund, Class Y	20.4%
NVIT S&P 500 Index Fund, Class Y	19.3%
NVIT International Index Fund, Class Y	13.3%
NVIT Mid Cap Index Fund, Class Y	8.8%
Fidelity Institutional Money Market Fund — Institutional Class	5.1%
Nationwide Core Plus Bond Fund, Institutional Class	4.7%
NVIT Small Cap Index Fund, Class Y	3.9%
Nationwide Ziegler Equity Income Fund, Institutional Class	2.9%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Investor Destinations Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth and Income Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,031.20	0.48	0.28
	Hypothetical	(c)(d)	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	(d)	1,000.00	1,037.10	2.78	0.55
	Hypothetical	(c)(d)	1,000.00	1,022.07	2.76	0.55

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund

Mutual Funds 99.1%

	Shares	Market Value

Equity Funds 47.8%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	353,254	$4,832,513
NVIT International Index Fund, Class Y (a)	2,169,777	22,240,216
NVIT Mid Cap Index Fund, Class Y (a)	563,202	14,772,778
NVIT S&P 500 Index Fund, Class Y (a)	2,348,244	32,311,836
NVIT Small Cap Index Fund, Class Y (a)	455,231	6,587,186

Total Equity Funds (cost $75,577,215)		80,744,529

Fixed Income Funds 46.2%
Nationwide Core Plus Bond Fund, Institutional Class (a)	758,028	7,822,849
NVIT Bond Index Fund, Class Y (a)	3,352,928	36,077,508
NVIT Short Term Bond Fund, Class Y (a)	3,235,240	34,196,490

Total Fixed Income Funds (cost $77,334,601)		78,096,847

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 5.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	8,549,163	8,549,163

Total Money Market Fund (cost $8,549,163)		8,549,163

Total Mutual Funds (cost $161,460,979)		167,390,539

Total Investments (cost $161,460,979) (c) — 99.1%		167,390,539
Other assets in excess of liabilities — 0.9%		1,445,978

NET ASSETS — 100.0%		$168,836,517

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
153	E-mini S&P 500	09/19/14	$14,935,860	$212,574
76	Mini MSCI EAFE	09/19/14	7,481,820	36,023
20	Russell 2000 Mini Future	09/19/14	2,380,600	68,332
36	S&P MID 400 E-Mini	09/19/14	5,145,480	117,635

			$29,943,760	$434,564

At June 30, 2014 the Fund has 1,411,400 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund
Assets:
Investments in affiliates, at value (cost $152,911,816)	$158,841,376
Investments in non-affiliates, at value (cost $8,549,163)	8,549,163

Total Investments, at value (total cost $161,460,979)	167,390,539

Deposits with broker for futures contracts	1,411,400
Dividends receivable	563
Receivable for capital shares issued	850,627
Receivable for variation margin on futures contracts	49,478
Prepaid expenses	639

Total Assets	169,703,246

Liabilities:
Payable for investments purchased	808,082
Payable for capital shares redeemed	14
Accrued expenses and other payables:
Investment advisory fees	848
Fund administration fees	6,094
Distribution fees	32,530
Administrative servicing fees	17,764
Accounting and transfer agent fees	1
Trustee fees	63
Custodian fees	233
Compliance program costs (Note 3)	125
Professional fees	321
Printing fees	201
Other	453

Total Liabilities	866,729

Net Assets	$168,836,517

Represented by:
Capital	$161,039,297
Accumulated net investment loss	(71,564)
Accumulated net realized gains from affiliated investments and futures transactions	1,504,660
Net unrealized appreciation/(depreciation) from investments in affiliates	5,929,560
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	434,564

Net Assets	$168,836,517

7

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund
Net Assets:
Class I Shares	$15,002
Class II Shares	168,821,515

Total	$168,836,517

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,376
Class II Shares	15,495,702

Total	15,497,078

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.90
Class II Shares	$10.89

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$242,246
Dividend income from non-affiliates	2,058

Total Income	244,304

EXPENSES:
Organization and offering costs	2,062
Investment advisory fees	86,427
Fund administration fees	31,252
Distribution fees Class II Shares	144,041
Administrative servicing fees Class I Shares (a)	2
Administrative servicing fees Class II Shares	86,425
Professional fees	12,349
Printing fees	6,835
Trustee fees	1,957
Custodian fees	1,882
Accounting and transfer agent fees	1,581
Compliance program costs (Note 3)	132
Other	4,118

Total expenses before earnings credit and expenses reimbursed	379,063

Earnings credit (Note 5)	(7)
Expenses reimbursed by adviser (Note 3)	(61,796)

Net Expenses	317,260

NET INVESTMENT LOSS	(72,956)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	997,762
Net realized gains from futures transactions (Note 2)	514,596

Net realized gains from affiliated investments and futures transactions	1,512,358

Net change in unrealized appreciation/(depreciation) from investments in affiliates	4,183,739
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(112,160)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	4,071,579

Net realized/unrealized gains from affiliated investments and futures transactions	5,583,937

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,510,981

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Managed Growth and Income Fund
	Six Months Ended June 30, 2014 (Unaudited)		Period Ended December 31, 2013 (a)
Operations:
Net investment income/(loss)	$(72,956)		$1,139,560
Net realized gains from affiliated investments and futures transactions	1,512,358		251,344
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	4,071,579		2,292,545

Change in net assets resulting from operations	5,510,981		3,683,449

Distributions to Shareholders From:
Net investment income:
Class I	–	(b)	–
Class II	–		(1,172,061)
Net realized gains:
Class I	–	(b)	–
Class II	–		(234,823)

Change in net assets from shareholder distributions	–		(1,406,884)

Change in net assets from capital transactions	84,166,410		76,882,561

Change in net assets	89,677,391		79,159,126

Net Assets:
Beginning of period	79,159,126		–

End of period	$168,836,517		$79,159,126

Accumulated undistributed net investment income/(loss) at end of period	$(71,564)		$1,392

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$14,679	(b)	$–
Dividends reinvested	–	(b)	–
Cost of shares redeemed	–	(b)	–

Total Class I Shares	14,679	(b)	–

Class II Shares
Proceeds from shares issued	89,547,606		75,603,022
Dividends reinvested	–		1,406,884
Cost of shares redeemed	(5,395,875)		(127,345)

Total Class II Shares	84,151,731		76,882,561

Change in net assets from capital transactions	$84,166,410		$76,882,561

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Managed Growth and Income Fund
	Six Months Ended June 30, 2014 (Unaudited)		Period ended December 31, 2013 (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,376	(b)	–
Reinvested	–	(b)	–
Redeemed	–	(b)	–

Total Class I Shares	1,376	(b)	–

Class II Shares
Issued	8,470,642		7,418,016
Reinvested	–		135,018
Redeemed	(515,403)		(12,571)

Total Class II Shares	7,955,239		7,540,463

Total change in shares	7,956,615		7,540,463

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.
(b)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth and Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Period Ended June 30, 2014 (e)(f) (Unaudited)	$10.57	–	0.33	0.33	–	–	–	$10.90	3.12%	$15,002	0.28%	(0.10%	)	0.41%	23.57%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.50	(0.01)	0.40	0.39	–	–	–	$10.89	3.71%	$168,821,515	0.55%	(0.13%	)	0.66%	23.57%
Period Ended December 31, 2013 (e)(g)	$10.00	0.34	0.36	0.70	(0.17)	(0.03)	(0.20)	$10.50	7.00%	$79,159,126	0.52%	4.87%		0.72%	1.82%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.
(g)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.   Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Managed Growth & Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the affiliated and unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$434,564
Total		$434,564

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$514,596
Total	$514,596

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(112,160)
Total	$(112,160)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund present all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses , Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.15% for all share classes until at least April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2013 Amount	Six Months Ended June 30, 2014 Amount	Total
$47,311	$61,796	$109,107

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $31,252 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $132.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II.

For the six months ended June 30, 2014, NFS earned $86,427 in administrative services fees from the Fund.

For the period from May 1, 2014 (commencement of operations) through June 30, 2014 and the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.13% and 0.15% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying

Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.   Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Ziegler Equity Income Fund, Institutional Class	$—	$4,738,899	$73,736	$17,239	$279	$—	$4,832,513
NVIT International Index Fund, Class Y	10,008,430	12,062,558	502,258	194,918	34,747	—	22,240,216
NVIT Mid Cap Market Index Fund, Class Y	6,220,013	8,010,215	318,535	—	36,105	—	14,772,778
NVIT S&P 500 Index Fund, Class Y	19,523,555	19,094,241	8,251,052	—	991,202	—	32,311,836
NVIT Small Cap Index Fund, Class Y	3,163,719	3,349,788	146,978	—	21,308	—	6,587,186
Nationwide Core Plus Bond Fund, Institutional Class	—	7,899,522	122,893	30,089	359	—	7,822,849
NVIT Bond Index Fund, Class Y	20,000,845	21,594,902	6,567,199	—	(65,649)	—	36,077,508
NVIT Enhanced Income Fund, Class Y	5,745,579	3,877,082	9,639,301	—	(13,793)	—	—
NVIT Short Term Bond Fund, Class Y	10,068,948	24,634,583	711,053	—	(6,796)	—	34,196,490

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

5.   Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.   Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $105,261,790 and sales of $26,333,005 (excluding short-term securities).

7.   Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.   Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.   Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$161,546,472	$5,844,067	$ (—)	$5,844,067

Amount designated as “—” is zero or has been rounded to zero.

10.   Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Shareholders of the Fund are being asked to approve a Subadvisory Agreement between the Trust, NFA, and Nationwide Asset Management, LLC (“NWAM”), an affiliate of NFA, on behalf of the Fund. If approved by shareholders, the Fund’s current subadviser, BlackRock Investment Management, LLC , will be replaced with NWAM.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

20

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

21

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

25

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

26

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

27

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the

U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

28

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

29

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

30

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

31

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed

Growth Fund

Contents
Message to Shareholders	1
Economic Review	2
Notes to Financial Statements	13
Management Information	22
Market Index Definitions	27
Glossary	31

SAR-ID-MGR 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Investor Destinations Managed Growth Fund

Asset Allocation†

Equity Funds	57.0%
Fixed Income Funds	36.8%
Money Market Fund	5.1%
Other assets in excess of liabilities	1.1%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	26.0%
NVIT Bond Index Fund, Class Y	17.7%
NVIT International Index Fund, Class Y	15.1%
NVIT Short Term Bond Fund, Class Y	14.8%
NVIT Mid Cap Index Fund, Class Y	9.8%
Fidelity Institutional Money Market Fund — Institutional Class	5.1%
NVIT Small Cap Index Fund, Class Y	4.9%
Nationwide Core Plus Bond Fund, Institutional Class	4.7%
Nationwide Ziegler Equity Income Fund, Institutional Class	1.9%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Investor Destinations Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class I Shares	Actual	(b)	1,000.00	1,036.70	0.51	0.30
	Hypothetical	(c),(d)	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	(d)	1,000.00	1,039.60	2.83	0.56
	Hypothetical	(c),(d)	1,000.00	1,022.02	2.81	0.56

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 98.9%

	Shares	Market Value

Equity Funds 57.0%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	446,283	$6,105,155
NVIT International Index Fund, Class Y (a)	4,699,127	48,166,051
NVIT Mid Cap Index Fund, Class Y (a)	1,185,953	31,107,560
NVIT S&P 500 Index Fund, Class Y (a)	6,008,343	82,674,797
NVIT Small Cap Index Fund, Class Y (a)	1,078,813	15,610,424

Total Equity Funds (cost $171,749,457)		183,663,987

Fixed Income Funds 36.8%
Nationwide Core Plus Bond Fund, Institutional Class (a)	1,436,144	14,821,002
NVIT Bond Index Fund, Class Y (a)	5,247,332	56,461,296
NVIT Short Term Bond Fund, Class Y (a)	4,458,004	47,121,099

Total Fixed Income Funds (cost $117,197,289)		118,403,397

Money Market Fund 5.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	16,345,279	16,345,279

Total Money Market Fund (cost $16,345,279)		16,345,279

Total Mutual Funds (cost $305,292,025)		318,412,663

Total Investments (cost $305,292,025) (c) — 98.9%		318,412,663
Other assets in excess of liabilities — 1.1%		3,652,067

NET ASSETS — 100.0%		$322,064,730

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
377	E-mini S&P 500	09/19/14	$36,802,740	$526,183
198	Mini MSCI EAFE	09/19/14	19,492,110	92,357
57	Russell 2000 Mini Future	09/19/14	6,784,710	193,290
84	S&P MID 400 E-Mini	09/19/14	12,006,120	277,700

			$75,085,680	$1,089,530

At June 30, 2014 the fund has $3,531,200 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $288,946,746)	$302,067,384
Investments in non-affiliates, at value (cost $16,345,279)	16,345,279

Total Investments, at value (total cost $305,292,025)	318,412,663

Cash	3
Deposits with broker for futures contracts	3,531,200
Dividends receivable	1,072
Receivable for capital shares issued	2,221,682
Receivable for variation margin on futures contracts	126,092
Prepaid expenses	1,202

Total Assets	324,293,914

Liabilities:
Payable for investments purchased	2,110,555
Payable for capital shares redeemed	45
Accrued expenses and other payables:
Investment advisory fees	16,082
Fund administration fees	8,710
Distribution fees	61,998
Administrative servicing fees	29,855
Accounting and transfer agent fees	3
Trustee fees	122
Custodian fees	430
Compliance program costs (Note 3)	218
Professional fees	474
Printing fees	214
Other	478

Total Liabilities	2,229,184

Net Assets	$322,064,730

Represented by:
Capital	$305,857,547
Accumulated net investment loss	(74,823)
Accumulated net realized gains from affiliated investments and futures transactions	2,071,838
Net unrealized appreciation/(depreciation) from investments in affiliates	13,120,638
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,089,530

Net Assets	$322,064,730

7

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund
Net Assets:
Class I Shares	$10,364
Class II Shares	322,054,366

Total	$322,064,730

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	940
Class II Shares	29,225,874

Total	29,226,814

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.03
Class II Shares	$11.02

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Investor Destinations Managed Growth Fund
INVESTMENT INCOME:
Dividend income from affiliates	$523,204
Dividend income from non-affiliates	3,570

Total Income	526,774

EXPENSES:
Organization and offering costs	2,109
Investment advisory fees	160,928
Fund administration fees	41,995
Distribution fees Class II Shares	268,207
Administrative servicing fees Class I Shares (a)	2
Administrative servicing fees Class II Shares	160,926
Professional fees	14,010
Printing fees	7,032
Trustee fees	3,709
Custodian fees	3,416
Accounting and transfer agent fees	1,605
Compliance program costs (Note 3)	258
Other	4,790

Total expenses before earnings credit and expenses reimbursed	668,987

Earnings credit (Note 5)	(29)
Expenses reimbursed by adviser (Note 3)	(67,361)

Net Expenses	601,597

NET INVESTMENT LOSS	(74,823)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	1,164,214
Net realized gains from futures transactions (Note 2)	916,438

Net realized gains from affiliated investments and futures transactions	2,080,652

Net change in unrealized appreciation/(depreciation) from investments in affiliates	9,710,932
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(110,970)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	9,599,962

Net realized/unrealized gains from affiliated investments and futures transactions	11,680,614

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,605,791

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Managed Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Period ended December 31, 2013 (a)
Operations:
Net investment income/(loss)	$(74,823)		$1,917,105
Net realized gains from affiliated investments and futures transactions	2,080,652		169,766
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	9,599,962		4,610,206

Change in net assets resulting from operations	11,605,791		6,697,077

Distributions to Shareholders From:
Net investment income:
Class I	—	(b)	—
Class II	—		(1,961,356)
Net realized gains:
Class I	—	(b)	—
Class II	—		(145,445)

Change in net assets from shareholder distributions	—		(2,106,801)

Change in net assets from capital transactions	174,832,546		131,036,117

Change in net assets	186,438,337		135,626,393

Net Assets:
Beginning of period	135,626,393		—

End of period	$322,064,730		$135,626,393

Accumulated net investment loss at end of period	$(74,823)		$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$14,640	(b)	$—
Dividends reinvested	—	(b)	—
Cost of shares redeemed	(4,686	)(b)	—

Total Class I Shares	9,954	(b)	—

Class II Shares
Proceeds from shares issued	180,180,241		129,016,227
Dividends reinvested	—		2,106,801
Cost of shares redeemed	(5,357,649)		(86,911)

Total Class II Shares	174,822,592		131,036,117

Change in net assets from capital transactions	$174,832,546		$131,036,117

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Managed Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Period ended December 31, 2013 (a)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,366	(b)	–
Reinvested	–	(b)	–
Redeemed	(426	)(b)	–

Total Class I Shares	940	(b)	–

Class II Shares
Issued	16,944,616		12,605,944
Reinvested	–		200,648
Redeemed	(516,807)		(8,527)

Total Class II Shares	16,427,809		12,798,065

Total change in shares	16,428,749		12,798,065

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.
(b)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Period Ended June 30, 2014 (e)(f) (Unaudited)	$10.64	–	0.39	0.39	–	–	–	$11.03	3.67%	$10,364	0.30%	(0.14)%	0.37%	16.65%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$10.60	–	0.42	0.42	–	–	–	$11.02	3.96%	$322,054,366	0.56%	(0.07)%	0.62%	16.65%
Period Ended December 31, 2013 (e)(g)	$10.00	0.38	0.39	0.77	(0.16)	(0.01)	(0.17)	$10.60	7.78%	$135,626,393	0.53%	5.54%	0.67%	0.77%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.
(g)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Managed Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of the affiliated and unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$1,089,530
Total		$1,089,530

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$916,438
Total	$916,438

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(110,970)
Total	$(110,970)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund present all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.16% for all share classes until at least April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2013 Amount	Six Months Ended June 30, 2014 Amount	Total
$48,026	$67,361	$115,387

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $41,995 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $258.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II of the Fund at an annual rate of 0.25%.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $160,928 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.14% and 0.15% for Class I and Class II shares, respectively.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Ziegler Equity Income Fund, Institutional Class	$—	$5,892,573	$—	$21,693	$—	$—	$6,105,155
NVIT International Index Fund, Class Y	20,869,832	27,493,508	1,697,472	444,446	115,485	—	48,166,051
NVIT Mid Cap Market Index Fund, Class Y	13,164,576	16,905,663	784,972	—	75,067	—	31,107,560
NVIT S&P 500 Index Fund, Class Y	38,371,381	47,765,455	8,248,114	—	999,462	—	82,674,797
NVIT Small Cap Index Fund, Class Y	6,679,540	8,566,738	173,695	—	25,551	—	15,610,424
Nationwide Core Plus Bond Fund, Institutional Class	—	14,734,265	—	57,065	—		14,821,002
NVIT Bond Index Fund, Class Y	29,304,503	37,421,172	11,889,628	—	(33,717)	—	56,461,296
NVIT Enhanced Income Fund, Class Y	6,133,347	5,300,412	11,453,046	—	(12,769)	—	—
NVIT Short-Term Bond Fund, Class Y	13,510,260	33,708,067	382,128	—	(4,865)	—	47,121,099

Amounts designated as “—” are zero or have been rounded to zero.

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $197,787,853 and sales of $34,629,055 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual or semiannual report to shareholders.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation		Net Unrealized Appreciation/ (Depreciation)
$305,379,318	$13,033,345	$	(–)	$13,033,345

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Shareholders of the Fund are being asked to approve a Subadvisory Agreement between the Trust, NFA, and Nationwide Asset Management, LLC (“NWAM”), an affiliate of NFA, on behalf of the Fund. If approved by shareholders, the Fund’s current subadviser, BlackRock Investment Management, LLC , will be replaced with NWAM.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the

U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund

SAR-ID-MOD 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Investor Destinations Moderate Fund

Asset Allocation†

Equity Funds	61.3%
Fixed Income Funds	30.8%
Fixed Contract	7.9%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund, Class Y	27.3%
NVIT Bond Index Fund, Class Y	19.0%
NVIT International Index Fund, Class Y	16.2%
NVIT Mid Cap Index Fund, Class Y	10.4%
Nationwide Fixed Contract	7.9%
NVIT Short Term Bond Fund, Class Y	6.9%
NVIT Small Cap Index Fund, Class Y	5.3%
Nationwide Core Plus Bond Fund, Institutional Class	5.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	2.0%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderate Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,046.00	2.89	0.57
	Hypothetical	(b)(c)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(b)	1,000.00	1,046.70	2.13	0.42
	Hypothetical	(b)(c)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 92.1%

	Shares	Market Value

Equity Funds 61.3%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	4,946,523	$67,668,441
NVIT International Index Fund, Class Y (a)	52,046,324	533,474,818
NVIT Mid Cap Index Fund, Class Y (a)	13,038,129	341,990,118
NVIT S&P 500 Index Fund, Class Y (a)	65,369,580	899,485,420
NVIT Small Cap Index Fund, Class Y (a)	11,955,290	172,993,049

Total Equity Funds (cost $1,233,503,381)		2,015,611,846

Fixed Income Funds 30.8%
Nationwide Core Plus Bond Fund, Institutional Class (a)	15,872,039	163,799,444
NVIT Bond Index Fund, Class Y (a)	58,018,652	624,280,691
NVIT Short Term Bond Fund, Class Y (a)	21,409,180	226,295,033

Total Fixed Income Funds (cost $995,871,846)		1,014,375,168

Total Mutual Funds (cost $2,229,375,227)		3,029,987,014

Fixed Contract 7.9%

	Principal Amount

Nationwide Fixed Contract, 3.50% (a)(b)(c)	$260,709,590	260,709,590

Total Fixed Contract (cost $260,709,590)		260,709,590

Total Investments (cost $2,490,084,817) (d) — 100.0%		3,290,696,604
Liabilities in excess of other assets — 0.0%†		(1,560,648)

NET ASSETS — 100.0%		$3,289,135,956

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,490,084,817)	$3,290,696,604
Cash	3,153
Receivable for investments sold	937,085
Receivable for capital shares issued	23,057
Prepaid expenses	19,079

Total Assets	3,291,678,978

Liabilities:
Payable for capital shares redeemed	960,143
Accrued expenses and other payables:
Investment advisory fees	350,512
Fund administration fees	64,034
Distribution fees	674,071
Administrative servicing fees	426,371
Accounting and transfer agent fees	204
Trustee fees	1,950
Custodian fees	19,951
Compliance program costs (Note 3)	2,660
Professional fees	23,660
Printing fees	17,626
Other	1,840

Total Liabilities	2,543,022

Net Assets	$3,289,135,956

Represented by:
Capital	$2,483,296,127
Accumulated distributions in excess of net investment income	(765,857)
Accumulated net realized gains from affiliated investments	5,993,899
Net unrealized appreciation/(depreciation) from investments in affiliates	800,611,787

Net Assets	$3,289,135,956

Net Assets:
Class II Shares	$3,278,103,453
Class P Shares	11,032,503

Total	$3,289,135,956

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	243,084,718
Class P Shares	819,888

Total	243,904,606

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.49
Class P Shares	$13.46

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$7,722,047
Interest income from affiliates	4,376,338

Total Income	12,098,385

EXPENSES:
Investment advisory fees	2,101,031
Fund administration fees	368,674
Distribution fees Class II Shares	4,012,330
Distribution fees Class P Shares	12,241
Distribution fees Class VI Shares (a)	15,781
Administrative servicing fees Class II Shares	2,407,410
Administrative servicing fees Class VI Shares (a)	9,468
Professional fees	71,948
Printing fees	14,429
Trustee fees	48,298
Custodian fees	60,384
Accounting and transfer agent fees	118
Compliance program costs (Note 3)	5,235
Other	39,466

Total expenses before earnings credit	9,166,813

Earnings credit (Note 6)	(7)

Net Expenses	9,166,806

NET INVESTMENT INCOME	2,931,579

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	67,154,421
Net change in unrealized appreciation/(depreciation) from investments in affiliates	74,331,416

Net realized/unrealized gains from affiliated investments	141,485,837

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$144,417,416

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$2,931,579	$50,637,142
Net realized gains from affiliated investments	67,154,421	23,632,293
Net change in unrealized appreciation/(depreciation) from investments in affiliates	74,331,416	405,102,294

Change in net assets resulting from operations	144,417,416	479,371,729

Distributions to Shareholders From:
Net investment income:
Class II	(5,799,780)	(52,430,418)
Class P	(23,186)	(158,981)
Class VI (a)	(33,600)	(309,882)

Change in net assets from shareholder distributions	(5,856,566)	(52,899,281)

Change in net assets from capital transactions	(145,276,606)	(60,380,767)

Change in net assets	(6,715,756)	366,091,681

Net Assets:
Beginning of period	3,295,851,712	2,929,760,031

End of period	$3,289,135,956	$3,295,851,712

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(765,857)	$2,159,130

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$7,092,032	$109,587,271
Proceeds from shares issued from class conversion	19,260,112	–
Dividends reinvested	5,799,780	52,430,418
Cost of shares redeemed	(158,822,969)	(218,744,475)

Total Class II Shares	(126,671,045)	(56,726,786)

Class P Shares
Proceeds from shares issued	1,954,287	3,130,705
Dividends reinvested	23,186	158,981
Cost of shares redeemed	(460,102)	(570,154)

Total Class P Shares	1,517,371	2,719,532

Class VI Shares (a)
Proceeds from shares issued	1,041,164	3,917,506
Dividends reinvested	33,600	309,882
Cost of shares redeemed from class conversion	(19,260,112)	–
Cost of shares redeemed	(1,937,584)	(10,600,901)

Total Class VI Shares	(20,122,932)	(6,373,513)

Change in net assets from capital transactions	$(145,276,606)	$(60,380,767)

9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderate Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class II Shares
Issued	542,539	9,044,494
Issued in class conversion	1,478,601	–
Reinvested	444,427	4,091,662
Redeemed	(12,162,591)	(17,872,640)

Total Class II Shares	(9,697,024)	(4,736,484)

Class P Shares
Issued	149,540	256,516
Reinvested	1,781	12,442
Redeemed	(35,186)	(46,651)

Total Class P Shares	116,135	222,307

Class VI Shares (a)
Issued	80,393	322,847
Reinvested	2,587	24,297
Redeemed in class conversion	(1,485,386)	–
Redeemed	(149,799)	(896,180)

Total Class VI Shares	(1,552,205)	(549,036)

Total change in shares	(11,133,094)	(5,063,213)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.92	0.01	0.58	0.59	(0.02)	–	(0.02)	–	$13.49	4.60%		$3,278,103,453	0.57%	0.18%	0.57%	14.20%
Year Ended December 31, 2013 (e)	$11.26	0.20	1.67	1.87	(0.21)	–	(0.21)	–	$12.92	16.63%		$3,266,811,014	0.57%	1.62%	0.57%	9.30%
Year Ended December 31, 2012 (e)	$10.33	0.18	0.94	1.12	(0.19)	–	(0.19)	–	$11.26	10.81%		$2,900,799,660	0.57%	1.64%	0.57%	7.97%
Year Ended December 31, 2011 (e)	$10.56	0.18	(0.18)	–	(0.23)	–	(0.23)	–	$10.33	(0.04%	)	$2,850,771,347	0.57%	1.68%	0.57%	14.32%
Year Ended December 31, 2010 (e)	$9.71	0.17	0.87	1.04	(0.19)	–	(0.19)	–	$10.56	10.91%		$3,023,335,082	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009 (e)	$8.46	0.20	1.39	1.59	(0.14)	(0.20)	(0.34)	–	$9.71	19.14%		$2,753,893,536	0.56%	2.26%	0.56%	22.60%	(f)

Class P Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.89	0.02	0.58	0.60	(0.03)	–	(0.03)	–	$13.46	4.67%		$11,032,503	0.42%	0.34%	0.42%	14.20%
Year Ended December 31, 2013 (e)	$11.24	0.25	1.63	1.88	(0.23)	–	(0.23)	–	$12.89	16.78%		$9,073,225	0.42%	2.08%	0.42%	9.30%
Period Ended December 31, 2012 (e)(g)	$11.05	0.30	0.11	0.41	(0.22)	–	(0.22)	–	$11.24	3.71%		$5,412,295	0.42%	4.00%	0.42%	7.97%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2014, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$260,709,590	$260,709,590
Mutual Funds	3,029,987,014	—	—	3,029,987,014
Total	$3,029,987,014	$—	$260,709,590	$3,290,696,604

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$253,368,657	$253,368,657
Interest Income from affiliates	4,376,338	4,376,338
Purchases	2,964,595	2,964,595
Sales	(—)	(—)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/14	$260,709,590	$260,709,590

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements
The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 06/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	$260,709,590	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate Redemption Feature Non Assignment Feature Termination Feature	3.50 daily daily daily	%

*

The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $368,674 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $5,235.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2014, NFS earned $2,416,878 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class II shares. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class VI shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $86 and $3,848, respectively.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Ziegler Equity Income Fund, Institutional Class	$—	$65,053,413	$—	$255,741	$—	$—	$67,668,441
NVIT International Index Fund, Class Y	545,558,161	6,767,063	36,730,286	6,767,063	7,163,225	—	533,474,818
NVIT Mid Cap Market Index Fund, Class Y	353,409,633	—	35,468,490	—	11,163,672	—	341,990,118
NVIT S&P 500 Index Fund, Class Y	1,008,371,437	—	171,011,263	—	37,864,539	—	899,485,420
NVIT Small Cap Index Fund, Class Y	183,067,136	—	14,935,895	—	5,254,990	—	172,993,049
Nationwide Core Plus Bond Fund, Institutional Class	—	162,693,424	—	699,243	—	—	163,799,444
NVIT Bond Index Fund, Class Y	747,426,279	—	150,624,311	—	9,259,714	—	624,280,691
NVIT Enhanced Income Fund, Class Y	152,691,057	—	153,004,270	—	(3,023,889)	—	—
NVIT Short-Term Bond, Class Y	53,551,280	226,956,210	55,266,550	—	(530,682)	—	226,295,033
Nationwide Fixed Contract	253,368,657	2,964,595	—	4,376,338	—	—	260,709,590

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

6.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

7.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $464,434,705 and sales of $617,041,065 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,524,297,271	$766,399,333	$ (—)	$766,399,333

Amount designated as “—” is zero or has been rounded to zero.

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderate Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fifth and the first quintile, respectively, of the Fund’s expense group. The Trustees considered management’s statement that the Fund’s actual advisory fee rate was 3.1 basis points above the expense group median, and noted management’s belief that this fee is within a reasonable range of the peer median and provides good value to shareholders. The Trustees also noted that the Fund’s Class II shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

21

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

22

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

27

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

28

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

29

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the

U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

31

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

32

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

SAR-ID-MAG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Investor Destinations Moderately Aggressive Fund

Asset Allocation†

Equity Funds	80.2%
Fixed Income Funds	17.8%
Fixed Contract	2.0%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund, Class Y	34.0%
NVIT International Index Fund, Class Y	25.0%
NVIT Mid Cap Index Fund, Class Y	12.0%
NVIT Bond Index Fund, Class Y	11.0%
NVIT Small Cap Index Fund, Class Y	8.0%
Nationwide Core Plus Bond Fund, Institutional Class	4.0%
NVIT Short Term Bond Fund, Class Y	3.0%
Nationwide Fixed Contract	2.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	1.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Aggressive Fund			Beginning Account Value($) 01/01/14	Ending Account Value($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,051.40	2.90	0.57
	Hypothetical	(b)(c)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(b)	1,000.00	1,052.20	2.14	0.42
	Hypothetical	(b)(c)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 98.0%

	Shares	Market Value

Equity Funds 80.2%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,134,468	$15,519,520
NVIT International Index Fund, Class Y (a)	37,043,356	379,694,401
NVIT Mid Cap Index Fund, Class Y (a)	6,959,554	182,549,106
NVIT S&P 500 Index Fund, Class Y (a)	37,513,053	516,179,606
NVIT Small Cap Index Fund, Class Y (a)	8,423,567	121,889,014

Total Equity Funds (cost $797,101,760)		1,215,831,647

Fixed Income Funds 17.8%
Nationwide Core Plus Bond Fund, Institutional Class (a)	5,808,128	59,939,877
NVIT Bond Index Fund, Class Y (a)	15,447,671	166,216,938
NVIT Short Term Bond Fund, Class Y (a)	4,233,937	44,752,717

Total Fixed Income Funds (cost $268,373,390)		270,909,532

Total Mutual Funds (cost $1,065,475,150)		1,486,741,179

Fixed Contract 2.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)(c)	$29,896,417	$29,896,417

Total Fixed Contract (cost $29,896,417)		29,896,417

Total Investments (cost $1,095,371,567) (d) — 100.0%		1,516,637,596
Liabilities in excess of other assets — 0.0%†		(743,722)

NET ASSETS — 100.0%		$1,515,893,874

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,095,371,567)	$1,516,637,596
Cash	201
Receivable for investments sold	3,587,132
Receivable for capital shares issued	102,743
Prepaid expenses	8,740

Total Assets	1,520,336,412

Liabilities:
Payable for capital shares redeemed	3,689,875
Accrued expenses and other payables:
Investment advisory fees	162,128
Fund administration fees	31,714
Distribution fees	311,786
Administrative servicing fees	203,702
Accounting and transfer agent fees	1,981
Trustee fees	1,298
Custodian fees	9,621
Compliance program costs (Note 3)	1,237
Professional fees	15,341
Printing fees	12,752
Other	1,103

Total Liabilities	4,442,538

Net Assets	$1,515,893,874

Represented by:
Capital	$1,150,534,229
Accumulated distributions in excess of net investment income	(1,030,919)
Accumulated net realized losses from affiliated investments	(54,875,465)
Net unrealized appreciation/(depreciation) from investments in affiliates	421,266,029

Net Assets	$1,515,893,874

7

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
Net Assets:
Class II Shares	$1,497,193,588
Class P Shares	18,700,286

Total	$1,515,893,874

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	106,186,568
Class P Shares	1,331,134

Total	107,517,702

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.10
Class P Shares	$14.05

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$4,949,608
Interest income from affiliates	684,944

Total Income	5,634,552

EXPENSES:
Investment advisory fees	971,887
Fund administration fees	181,674
Distribution fees Class II Shares	1,842,964
Distribution fees Class P Shares	19,558
Distribution fees Class VI Shares(a)	6,457
Administrative servicing fees Class II Shares	1,105,784
Administrative servicing fees Class VI Shares(a)	3,874
Professional fees	36,580
Printing fees	10,325
Trustee fees	22,118
Custodian fees	28,246
Accounting and transfer agent fees	100
Compliance program costs (Note 3)	2,434
Other	20,281

Total Expenses	4,252,282

NET INVESTMENT INCOME	1,382,270

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	38,123,743
Net change in unrealized appreciation/(depreciation) from investments in affiliates	35,978,712

Net realized/unrealized gains from affiliated investments	74,102,455

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$75,484,725

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$1,382,270	$23,682,531
Net realized gains from affiliated investments	38,123,743	36,658,014
Net change in unrealized appreciation/(depreciation) from investments in affiliates	35,978,712	250,571,962

Change in net assets resulting from operations	75,484,725	310,912,507

Distributions to Shareholders From:
Net investment income:
Class II	(3,188,221)	(24,283,312)
Class P	(45,079)	(241,047)
Class VI (a)	(18,236)	(130,191)

Change in net assets from shareholder distributions	(3,251,536)	(24,654,550)

Change in net assets from capital transactions	(107,915,888)	(257,453,858)

Change in net assets	(35,682,699)	28,804,099

Net Assets:
Beginning of period	1,551,576,573	1,522,772,474

End of period	$1,515,893,874	$1,551,576,573

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(1,030,919)	$838,347

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$14,457,148	$17,836,358
Proceeds from shares issued from class conversion	8,099,736	–
Dividends reinvested	3,188,221	24,283,312
Cost of shares redeemed	(129,854,116)	(306,474,589)

Total Class II Shares	(104,109,011)	(264,354,919)

Class P Shares
Proceeds from shares issued	4,670,414	6,896,451
Dividends reinvested	45,079	241,047
Cost of shares redeemed	(394,405)	(191,694)

Total Class P Shares	4,321,088	6,945,804

Class VI Shares (a)
Proceeds from shares issued	251,773	1,443,363
Dividends reinvested	18,236	130,191
Cost of shares redeemed from class conversion	(8,099,736)	–
Cost of shares redeemed	(298,238)	(1,618,297)

Total Class VI Shares	(8,127,965)	(44,743)

Change in net assets from capital transactions	$(107,915,888)	$(257,453,858)

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

10

Statements of Changes in Net Assets (continued)

	NVIT Investor Destinations Moderately Aggressive Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class II Shares
Issued	1,058,176	1,443,745
Issued in class conversion	599,452	–
Reinvested	235,293	1,828,485
Redeemed	(9,573,906)	(24,794,005)

Total Class II Shares	(7,680,985)	(21,521,775)

Class P Shares
Issued	345,172	548,133
Reinvested	3,339	18,209
Redeemed	(29,925)	(15,430)

Total Class P Shares	318,586	550,912

Class VI Shares (a)
Issued	18,798	115,057
Reinvested	1,354	9,862
Redeemed in class conversion	(603,283)	–
Redeemed	(22,313)	(130,095)

Total Class VI Shares	(605,444)	(5,176)

Total change in shares	(7,967,843)	(20,976,039)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$13.44	0.01	0.68	0.69	(0.03)	–	(0.03)	–	$14.10	5.14%		$1,497,193,588	0.57%	0.18%	0.57%	6.92%
Year Ended December 31, 2013 (d)	$11.16	0.19	2.30	2.49	(0.21)	–	(0.21)	–	$13.44	22.38%		$1,529,939,781	0.57%	1.53%	0.57%	6.13%
Year Ended December 31, 2012 (d)	$9.97	0.17	1.20	1.37	(0.18)	–	(0.18)	–	$11.16	13.76%		$1,510,861,567	0.57%	1.56%	0.57%	6.47%
Year Ended December 31, 2011 (d)	$10.39	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.97	(2.13%	)	$1,583,258,119	0.57%	1.56%	0.57%	15.14%
Year Ended December 31, 2010 (d)	$9.39	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.39	12.83%		$1,878,171,300	0.57%	1.61%	0.57%	5.02%
Year Ended December 31, 2009 (d)	$7.96	0.17	1.74	1.91	(0.11)	(0.37)	(0.48)	–	$9.39	24.39%		$1,830,377,623	0.56%	2.05%	0.56%	16.72%

Class P Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$13.39	0.02	0.68	0.70	(0.04)	–	(0.04)	–	$14.05	5.22%		$18,700,286	0.42%	0.36%	0.42%	6.92%
Year Ended December 31, 2013 (d)	$11.13	0.33	2.18	2.51	(0.25)	–	(0.25)	–	$13.39	22.56%		$13,553,134	0.42%	2.64%	0.42%	6.13%
Period Ended December 31, 2012 (d)(e)	$10.85	0.42	0.08	0.50	(0.22)	–	(0.22)	–	$11.13	4.61%		$5,137,135	0.42%	5.78%	0.42%	6.47%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2014, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$29,896,417	$29,896,417
Mutual Funds	1,486,741,179	—	—	1,486,741,179
Total	$1,486,741,179	$—	$29,896,417	$1,516,637,596

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$45,359,106	$45,359,106
Interest Income from affiliates	684,944	684,944
Purchases	—	—
Sales	(16,147,633)	(16,147,633)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/14	$29,896,417	$29,896,417

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 06/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$29,896,417	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*

The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $181,674 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,434.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2014, NFS earned $1,109,658 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class II shares. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class VI shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, and the year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $250 and $753, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Ziegler Equity Income Fund, Institutional Class	$—	$14,919,772	$—	$58,653	$—	$—	$15,519,520
NVIT International Index Fund, Class Y	390,480,023	4,658,414	28,131,019	4,634,884	5,447,876	—	379,694,401
NVIT Mid Cap Index Fund, Class Y	188,673,045	985,896	20,165,076	—	7,791,518	—	182,549,106
NVIT S&P 500 Index Fund, Class Y	545,716,159	2,842,356	67,317,340	—	13,006,356	—	516,179,606
NVIT Small Cap Index Fund, Class Y	126,578,591	4,849,775	13,651,678	—	8,291,892	—	121,889,014

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Core Plus Bond Fund, Institutional Class	$—	$59,700,550	$166,302	$256,071	$900	$—	$59,939,877
NVIT Bond Index Fund, Class Y	225,364,799	2,532,875	69,584,391	—	3,585,201	—	166,216,938
NVIT Short Term Bond Fund, Class Y	30,185,368	14,166,907	—	—	—	—	44,752,717
Nationwide Fixed Contract	45,359,106	—	16,147,633	684,944	—	—	29,896,417

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

6.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $104,656,545 and sales of $215,163,439 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,127,931,096	$388,858,347	$(151,847)	$388,706,500

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

21

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fifth and the first quintile, respectively, of the Fund’s expense group. The Trustees considered management’s statement that the Fund’s actual advisory fee rate was 5.6 basis points above the expense group median, and noted management’s belief that this fee is within a reasonable range of the peer median and provides good value to shareholders. The Trustees also considered the effect of fee waivers on the advisory fees of other funds in the Fund’s expense group. The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

22

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

23

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

28

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

29

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

30

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

32

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

33

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

34

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

SAR-ID-MCON 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Investor Destinations Moderately Conservative Fund

Asset Allocation†

Fixed Income Funds	44.4%
Equity Funds	40.8%
Fixed Contract	14.8%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	25.8%
NVIT S&P 500 Index Fund, Class Y	18.3%
Nationwide Fixed Contract	14.8%
NVIT Short Term Bond Fund, Class Y	11.6%
NVIT International Index Fund, Class Y	10.1%
NVIT Mid Cap Index Fund, Class Y	7.3%
Nationwide Core Plus Bond Fund, Institutional Class	3.9%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.1%
Nationwide Inflation-Protected Securities Fund, Institutional Class	3.0%
NVIT Small Cap Index Fund, Class Y	2.1%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Conservative Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,039.10	2.88	0.57
	Hypothetical	(b)(c)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(b)	1,000.00	1,039.90	2.12	0.42
	Hypothetical	(b)(c)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 85.2%

	Shares	Market Value

Equity Funds 40.8%
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,241,032	$30,657,316
NVIT International Index Fund, Class Y (a)	9,824,869	100,704,911
NVIT Mid Cap Index Fund, Class Y (a)	2,783,380	73,008,065
NVIT S&P 500 Index Fund, Class Y (a)	13,291,097	182,885,490
NVIT Small Cap Index Fund, Class Y (a)	1,444,365	20,899,955

Total Equity Funds (cost $261,143,579)		408,155,737

Fixed Income Funds 44.4%
Nationwide Core Plus Bond Fund, Institutional Class (a)	3,835,124	39,578,480
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	3,101,930	30,150,763
NVIT Bond Index Fund, Class Y (a)	23,979,719	258,021,774
NVIT Short Term Bond Fund, Class Y (a)	10,980,143	116,060,107

Total Fixed Income Funds (cost $436,808,671)		443,811,124

Total Mutual Funds (cost $697,952,250)		851,966,861

Fixed Contract 14.8%

	Principal Amount
Nationwide Fixed Contract, 3.50% (a)(b)(c)	$147,643,723	147,643,723

Total Fixed Contract (cost $147,643,723)		147,643,723

Total Investments (cost $845,595,973) (d) — 100.0%		999,610,584
Liabilities in excess of other assets — 0.0%†		(479,620)

NET ASSETS — 100.0%		$999,130,964

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1% .

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $845,595,973)	$999,610,584
Cash	100
Receivable for capital shares issued	2,308,331
Prepaid expenses	5,692

Total Assets	1,001,924,707

Liabilities:
Payable for investments purchased	2,210,483
Payable for capital shares redeemed	97,848
Accrued expenses and other payables:
Investment advisory fees	106,183
Fund administration fees	22,116
Distribution fees	204,199
Administrative servicing fees	125,082
Accounting and transfer agent fees	12
Trustee fees	418
Custodian fees	5,917
Compliance program costs (Note 3)	797
Professional fees	9,580
Printing fees	10,205
Other	903

Total Liabilities	2,793,743

Net Assets	$999,130,964

Represented by:
Capital	$806,137,494
Accumulated undistributed net investment income	943,365
Accumulated net realized gains from affiliated investments	38,035,494
Net unrealized appreciation/(depreciation) from investments in affiliates	154,014,611

Net Assets	$999,130,964

Net Assets:
Class II Shares	$998,338,802
Class P Shares	792,162

Total	$999,130,964

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	81,614,899
Class P Shares	64,985

Total	81,679,884

Net asset value and offering price per share (Net assets by class divided by shares outstandingby class, respectively):
Class II Shares	$12.23
Class P Shares	$12.19

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Interest income from affiliates	$2,378,519
Dividend income from affiliates	2,319,813

Total Income	4,698,332

EXPENSES:
Investment advisory fees	630,326
Fund administration fees	125,148
Distribution fees Class II Shares	1,203,946
Distribution fees Class P Shares	810
Distribution fees Class VI Shares (a)	7,359
Administrative servicing fees Class II Shares	722,371
Administrative servicing fees Class VI Shares (a)	4,416
Professional fees	26,584
Printing fees	8,489
Trustee fees	14,966
Custodian fees	17,961
Accounting and transfer agent fees	418
Compliance program costs (Note 3)	1,572
Other	14,644

Total Expenses	2,779,010

NET INVESTMENT INCOME	1,919,322

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	26,991,068
Net change in unrealized appreciation/(depreciation) from investments in affiliates	8,741,469

Net realized/unrealized gains from affiliated investments	35,732,537

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$37,651,859

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Conservative Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$1,919,322	$15,548,274
Net realized gains from affiliated investments	26,991,068	18,836,000
Net change in unrealized appreciation/(depreciation) from investments in affiliates	8,741,469	60,842,184

Change in net assets resulting from operations	37,651,859	95,226,458

Distributions to Shareholders From:
Net investment income:
Class II	(1,687,187)	(16,192,875)
Class P	(1,631)	(9,910)
Class VI (a)	(15,425)	(153,953)
Net realized gains:
Class II	–	(11,745,596)
Class P	–	(5,599)
Class VI (a)	–	(122,513)

Change in net assets from shareholder distributions	(1,704,243)	(28,230,446)

Change in net assets from capital transactions	(8,379,691)	(28,940,409)

Change in net assets	27,567,925	38,055,603

Net Assets:
Beginning of period	971,563,039	933,507,436

End of period	$999,130,964	$971,563,039

Accumulated undistributed net investment income at end of period	$943,365	$728,286

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$28,720,346	$43,073,377
Proceeds from shares issued from class conversion	9,149,983	–
Dividends reinvested	1,687,187	27,938,471
Cost of shares redeemed	(38,265,090)	(94,145,013)

Total Class II Shares	1,292,426	(23,133,165)

Class P Shares
Proceeds from shares issued	255,180	390,963
Dividends reinvested	1,631	15,509
Cost of shares redeemed	(15,315)	(66,249)

Total Class P Shares	241,496	340,223

Class VI Shares (a)
Proceeds from shares issued	596,797	5,170,878
Dividends reinvested	15,425	276,466
Cost of shares redeemed from class conversion	(9,149,983)	–
Cost of shares redeemed	(1,375,852)	(11,594,811)

Total Class VI Shares	(9,913,613)	(6,147,467)

Change in net assets from capital transactions	$(8,379,691)	$(28,940,409)

9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Conservative Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class II Shares
Issued	2,417,350	3,734,052
Issued in class conversion	767,797	–
Reinvested	141,543	2,391,897
Redeemed	(3,209,984)	(8,163,865)

Total Class II Shares	116,706	(2,037,916)

Class P Shares
Issued	21,446	33,838
Reinvested	137	1,331
Redeemed	(1,289)	(5,785)

Total Class P Shares	20,294	29,384

Class VI Shares (a)
Issued	50,485	447,265
Reinvested	1,298	23,767
Redeemed in class conversion	(770,175)	–
Redeemed	(116,573)	(1,017,256)

Total Class VI Shares	(834,965)	(546,224)

Total change in shares	(697,965)	(2,554,756)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$11.79	0.02	0.44	0.46	(0.02)	–	(0.02)	–	$12.23	3.91%	$998,338,802	0.57%	0.40%	0.57%	24.47%
Year Ended December 31, 2013 (d)	$10.99	0.19	0.96	1.15	(0.20)	(0.15)	(0.35)	–	$11.79	10.49%	$961,220,444	0.57%	1.63%	0.57%	10.68%
Year Ended December 31, 2012 (d)	$10.39	0.19	0.65	0.84	(0.19)	(0.05)	(0.24)	–	$10.99	8.04%	$918,223,602	0.57%	1.74%	0.57%	14.18%
Year Ended December 31, 2011 (d)	$10.42	0.19	0.02	0.21	(0.24)	–	(0.24)	–	$10.39	2.06%	$883,590,851	0.57%	1.85%	0.57%	21.58%
Year Ended December 31, 2010 (d)	$9.81	0.19	0.63	0.82	(0.21)	–	(0.21)	–	$10.42	8.52%	$845,055,821	0.57%	1.94%	0.57%	6.29%
Year Ended December 31, 2009 (d)	$8.85	0.22	1.05	1.27	(0.16)	(0.15)	(0.31)	–	$9.81	14.56%	$763,511,410	0.57%	2.43%	0.57%	26.10%

Class P Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$11.75	0.04	0.43	0.47	(0.03)	–	(0.03)	–	$12.19	3.99%	$792,162	0.42%	0.60%	0.42%	24.47%
Year Ended December 31, 2013 (d)	$10.96	0.28	0.89	1.17	(0.23)	(0.15)	(0.38)	–	$11.75	10.68%	$525,184	0.42%	2.44%	0.42%	10.68%
Period Ended December 31, 2012 (d)(e)	$10.91	0.33	(0.01)	0.32	(0.22)	(0.05)	(0.27)	–	$10.96	2.92%	$167,782	0.42%	4.45%	0.42%	14.18%

\

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the six months ended June 30, 2014, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$147,643,723	$147,643,723
Mutual Funds	851,966,861	—	—	851,966,861
Total	$851,966,861	$—	$147,643,723	$999,610,584

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/13	$134,631,341	$134,631,341
Interest Income from affiliates	2,378,519	2,378,519
Purchases	10,633,863	10,633,863
Sales	(—)	(—)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/14	$147,643,723	$147,643,723

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 06/30/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	$147,643,723	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate Redemption Feature Non Assignment Feature Termination Feature	3.50 daily daily daily	%

*

The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The Fair Valuation Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time. Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statements of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $125,148 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,572.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the six months ended June 30, 2014, NFS earned $726,787 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class II shares. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class VI shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees of $0 and $37,630, respectively.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Ziegler Equity Income Fund, Institutional Class	$—	$29,472,573	$—	$115,864	$—	$—	$30,657,316
NVIT International Index Fund, Class Y	101,111,481	1,263,740	5,042,488	1,263,740	1,886,879	—	100,704,911
NVIT Mid Cap Market Index Fund, Class Y	62,180,500	5,860,344	—	—	—	—	73,008,065
NVIT S&P 500 Index Fund, Class Y	226,870,394	—	57,160,992	—	23,647,165	—	182,885,490
NVIT Small Cap Index Fund, Class Y	21,305,555	—	1,020,178	—	417,106	—	20,899,955
Nationwide Core Plus Bond Fund, Institutional Class	—	39,311,235	—	168,957	—	—	39,578,480
Nationwide Inflation-Protected Securities Fund, Institutional Class	—	29,406,875	—	50,167	—	—	30,150,763
NVIT Bond Index Fund, Class Y	315,451,947	—	68,951,528	—	3,567,669	—	258,021,774
NVIT Enhanced Income Fund, Class Y	95,050,416	721,085	95,229,518	721,085	(2,396,478)	—	—
NVIT Short-Term Bond, Class Y	15,443,667	123,420,116	23,230,901	—	(131,273)	—	116,060,107
Nationwide Fixed Contract	134,631,341	10,633,863	—	2,378,519	—	—	147,643,723

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

6.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $240,089,831 and sales of $250,635,605 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders. Shareholder reports are available at www.nationwide.com/mutualfundsnvit for the series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$853,030,814	$146,579,770	$ (—)	$146,579,770

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreement (together, the “Advisory Agreement”) with its Investment Adviser (the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreement. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreement. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreement outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreement. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In considering this information, the Trustees took into account, among other things, management style and investment strategies. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreement and a summary of the services performed by the Adviser;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and its asset allocation methodology;

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

—

The Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Funds’ total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreement.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares were ranked within the fourth and the first quintile, respectively, of the Fund’s expense group. The Trustees considered management’s statement that the Fund’s actual advisory fee rate was within 3 basis points of the expense group median, and noted management’s belief that this fee is within a reasonable range of the peer group median and provides good value to shareholders. The Trustees noted that the Fund’s Class II shares achieved a level of total return performance ranked within the fifth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees noted management’s statements that, like all of the Investor Destination Funds, the assets of the Fund are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure. Management noted that the Investor Destination Funds are different from many other asset allocation funds, which might change their asset allocations more actively and frequently in response to short term changes in market conditions and other factors, and that the relative performance of the Fund was hurt by allocations to international developed market stocks and US intermediate term government/credit bonds (and an underweight to high yield bonds). The Trustees took into account management’s statement that the Fund, due to its relatively conservative orientation, has low allocations to equity securities relative to its peers, which hurt comparative performance during the most recent period of strong equity performance. The Trustees considered that management is confident in the asset allocations of the Fund to provide investment exposures and returns consistent with the Fund’s investment thesis.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with

21

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to each Fund by the Adviser were appropriate and consistent with the terms of the Advisory Agreement; and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Funds’ investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Funds, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Funds.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreement.

22

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

27

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

28

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

29

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the

U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

31

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

32

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

33

Semiannual Report

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund

SAR-FHI 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	Federated NVIT High Income Bond Fund

Asset Allocation†

Corporate Bonds	96.3%
Mutual Fund	3.3%
Common Stocks††	0.0%
Warrants††	0.0%
Other assets in excess of liabilities	0.4%
100.0%

Top Industries†††

Technology	12.7%
Healthcare	9.3%
Media Entertainment	6.5%
Independent Energy	5.8%
Packaging	5.5%
Midstream	4.9%
Retailers	4.7%
Financial Institutions	4.3%
Cable Satellite	4.2%
Automotive	3.8%
Other Industries	38.3%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund—Institutional Class, 0.09%	3.3%
First Data Corp., 8.75%, 01/15/22	1.4%
HCA, Inc., 7.75%, 05/15/21	1.3%
Reynolds Group Issuer, Inc., 8.25%, 02/15/21	0.9%
MGM Mirage, Inc., 7.75%, 03/15/22	0.8%
International Lease Finance Corp., 6.25%, 05/15/19	0.7%
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	0.7%
CIT Group, Inc., 5.25%, 03/15/18	0.7%
DISH DBS Corp., 5.88%, 07/15/22	0.7%
Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21	0.7%
Other Holdings	88.8%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	Federated NVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Federated NVIT High Income Bond Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,047.60	4.77	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.13	4.71	0.94
Class Y Shares	Actual	(c)	1,000.00	1,014.30	1.33	0.79
	Hypothetical	(a)(b)	1,000.00	1,020.88	3.96	0.79

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

5

Statement of Investments

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 96.3%

	Principal Amount	Market Value

Aerospace / Defense 0.5%
TransDigm, Inc.
6.00%, 07/15/22 (a)	$625,000	$641,406
6.50%, 07/15/24 (a)	400,000	415,500

		1,056,906

Automotive 3.8%
Affinia Group, Inc. 7.75%, 05/01/21	750,000	791,250
American Axle & Manufacturing, Inc. 5.13%, 02/15/19	125,000	131,562
6.63%, 10/15/22	1,100,000	1,205,875
Chrysler Group LLC/CG Co-Issuer, Inc. 8.25%, 06/15/21	375,000	423,750
Exide Technologies 8.63%, 02/01/18 *(b)	200,000	118,000
General Motors Financial Co., Inc. 4.25%, 05/15/23	200,000	199,500
IDQ Holdings, Inc. 11.50%, 04/01/17 (a)	225,000	248,344
International Automotive Components Group SL 9.13%, 06/01/18 (a)	475,000	504,688
J.B. Poindexter & Co., Inc. 9.00%, 04/01/22 (a)	400,000	445,000
Jaguar Land Rover PLC 8.13%, 05/15/21 (a)	650,000	729,217
Lear Corp. 4.75%, 01/15/23	525,000	522,375
Motors Liquidation Co. 7.40%, 09/01/25 *(c)(d)(e)	2,500,000	0
Schaeffler Finance BV 7.75%, 02/15/17 (a)	450,000	507,375
4.25%, 05/15/21 (a)	300,000	298,437
Schaeffler Holding Finance BV 6.87%, 08/15/18 (a)(f)	275,000	289,781
Stackpole International Intermediate/Stackpole International Powder/Stackpl 7.75%, 10/15/21 (a)	550,000	574,750
Titan International, Inc. 6.88%, 10/01/20	175,000	177,625
UCI International, Inc. 8.63%, 02/15/19	875,000	831,250

		7,998,779

Building Materials 3.1%
Allegion US Holding Co., Inc. 5.75%, 10/01/21 (a)	225,000	237,356
American Builders & Contractors Supply Co., Inc. 5.63%, 04/15/21 (a)	375,000	388,125
Anixter, Inc. 5.63%, 05/01/19	550,000	591,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Building Materials (continued)
Building Materials Corp. of America 7.50%, 03/15/20 (a)	$250,000	$266,250
CPG Merger Sub LLC 8.00%, 10/01/21 (a)	425,000	448,375
Masonite International Corp. 8.25%, 04/15/21 (a)	525,000	572,250
Nortek, Inc. 8.50%, 04/15/21	1,225,000	1,356,687
Ply Gem Industries, Inc. 6.50%, 02/01/22 (a)	500,000	482,500
Rexel SA 6.13%, 12/15/19 (a)	1,050,000	1,110,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 10.00%, 06/01/20 (a)	475,000	507,063
RSI Home Products, Inc. 6.88%, 03/01/18 (a)	375,000	399,375
USG Corp. 5.88%, 11/01/21 (a)	200,000	212,500

		6,572,106

Cable Satellite 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	475,000	499,938
6.63%, 01/31/22	600,000	645,750
5.13%, 02/15/23	375,000	378,281
5.75%, 09/01/23	225,000	230,625
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 09/15/20 (a)	250,000	265,625
5.13%, 12/15/21 (a)	450,000	448,312
DISH DBS Corp. 4.63%, 07/15/17	200,000	212,250
5.88%, 07/15/22	1,275,000	1,383,375
Inmarsat Finance PLC 4.88%, 05/15/22 (a)	400,000	404,000
Intelsat Jackson Holdings SA 7.50%, 04/01/21	275,000	301,469
6.63%, 12/15/22	625,000	652,344
5.50%, 08/01/23	875,000	870,625
Intelsat Luxembourg SA 7.75%, 06/01/21	500,000	530,000
8.13%, 06/01/23	500,000	540,000
Lynx II Corp. 6.38%, 04/15/23 (a)	325,000	353,031
Numericable Group SA 6.00%, 05/15/22 (a)	400,000	416,100
6.25%, 05/15/24 (a)	275,000	287,031
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 01/15/23 (a)	400,000	414,000

		8,832,756

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals 2.1%
Ashland, Inc. 3.88%, 04/15/18	$125,000	$128,437
4.75%, 08/15/22	300,000	300,750
Axiall Corp. 4.88%, 05/15/23	75,000	75,187
Celanese US Holdings LLC 4.63%, 11/15/22	225,000	225,563
Compass Minerals International, Inc. 4.88%, 07/15/24 (a)	375,000	375,000
Eagle Spinco, Inc. 4.63%, 02/15/21	275,000	274,313
Hexion US Finance Corp. 8.88%, 02/01/18	925,000	959,687
9.00%, 11/15/20	175,000	178,938
Huntsman International LLC 8.63%, 03/15/21	425,000	469,625
Omnova Solutions, Inc. 7.88%, 11/01/18	200,000	210,250
Union Carbide Corp. 7.88%, 04/01/23	225,000	285,750
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 05/01/21 (a)	750,000	818,625

		4,302,125

Construction Machinery 0.7%
Jurassic Holdings III, Inc. 6.88%, 02/15/21 (a)	500,000	508,750
United Rentals North America, Inc. 7.38%, 05/15/20	75,000	82,688
7.63%, 04/15/22	75,000	84,375
6.13%, 06/15/23	325,000	348,562
5.75%, 11/15/24	325,000	338,000
UR Merger Sub Corp. 8.38%, 09/15/20	150,000	165,000

		1,527,375

Consumer Cyclical Services 1.9%
Garda World Security Corp. 7.25%, 11/15/21 (a)	825,000	867,261
Hearthside Group Holdings LLC/Hearthside Finance Co. 6.50%, 05/01/22 (a)	700,000	698,250
Monitronics International, Inc. 9.13%, 04/01/20	125,000	133,437
Reliance Intermediate Holdings LP 9.50%, 12/15/19 (a)	500,000	540,600
ServiceMaster Co. 7.10%, 03/01/18	300,000	316,500
8.00%, 02/15/20	800,000	864,000
7.00%, 08/15/20	300,000	320,250
7.45%, 08/15/27	175,000	186,813

		3,927,111

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Products 2.2%
AOT Bedding Super Holdings LLC 8.13%, 10/01/20 (a)	$1,050,000	$1,136,625
FGI Operating Co. LLC/FGI Finance, Inc. 7.88%, 05/01/20	525,000	559,781
First Quality Finance Co., Inc. 4.63%, 05/15/21 (a)	450,000	425,250
Party City Holdings, Inc. 8.88%, 08/01/20	325,000	360,750
PC Nextco Holdings LLC/PC Nextco Finance, Inc. 8.75%, 08/15/19 (a)(f)	800,000	816,000
Prestige Brands, Inc. 8.13%, 02/01/20	175,000	194,688
5.38%, 12/15/21 (a)	300,000	306,750
Spectrum Brands, Inc. 6.38%, 11/15/20	500,000	537,500
Springs Industries, Inc. 6.25%, 06/01/21	200,000	204,000
Visant Corp. 10.00%, 10/01/17	50,000	46,625

		4,587,969

Diversified Manufacturing 1.7%
Apex Tool Group 7.00%, 02/01/21 (a)	250,000	240,000
Dynacast International LLC/Dynacast Finance, Inc. 9.25%, 07/15/19	300,000	330,000
Gardner Denver, Inc. 6.88%, 08/15/21 (a)	675,000	712,969
Gates Global LLC/Gates Global Co. 6.00%, 07/15/22 (a)	525,000	525,000
Mcron Finance Sub LLC/Mcron Finance Corp. 8.38%, 05/15/19 (a)	280,000	306,600
Milacron LLC/Mcron Finance Corp. 7.75%, 02/15/21 (a)	150,000	163,875
Silver II Borrower/Silver II US Holdings LLC 7.75%, 12/15/20 (a)	800,000	856,000
Waterjet Holdings, Inc. 7.63%, 02/01/20 (a)	125,000	132,500
WESCO Distribution, Inc. 5.38%, 12/15/21 (a)	300,000	307,500

		3,574,444

Financial Institutions 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.50%, 05/15/21 (a)	300,000	306,000
Ally Financial, Inc. 5.50%, 02/15/17	1,025,000	1,112,125
6.25%, 12/01/17	600,000	670,500
4.75%, 09/10/18	1,000,000	1,063,750

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Financial Institutions (continued)
CIT Group, Inc. 5.25%, 03/15/18	$1,300,000	$1,394,250
5.00%, 08/01/23	475,000	486,875
International Lease Finance Corp. 6.25%, 05/15/19	1,325,000	1,480,687
5.88%, 08/15/22	550,000	599,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 03/15/20 (a)	250,000	264,375
5.88%, 03/15/22 (a)	450,000	481,500
Nuveen Investments, Inc. 9.50%, 10/15/20 (a)	950,000	1,123,375

		8,982,937

Food & Beverage 3.5%
Aramark Services, Inc. 5.75%, 03/15/20	875,000	927,500
B&G Foods, Inc. 4.63%, 06/01/21	275,000	274,312
Constellation Brands, Inc. 4.25%, 05/01/23	175,000	174,781
Darling Escrow Corp. 5.38%, 01/15/22 (a)	175,000	181,562
Del Monte Corp. 7.63%, 02/15/19	935,000	974,738
HJ Heinz Co. 4.25%, 10/15/20	1,250,000	1,256,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.88%, 05/01/21	925,000	945,813
Shearer’s Foods LLC/Chip Fin Corp. 9.00%, 11/01/19 (a)	350,000	385,000
Smithfield Foods, Inc. 6.63%, 08/15/22	1,025,000	1,122,375
Sun Merger Sub, Inc. 5.25%, 08/01/18 (a)	50,000	52,000
5.88%, 08/01/21 (a)	50,000	52,875
TreeHouse Foods, Inc. 4.88%, 03/15/22	50,000	51,125
US Foods, Inc. 8.50%, 06/30/19	850,000	909,500

		7,307,831

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity 10.38%, 09/15/07 *(b)(c)	100,000	0

Gaming 3.7%
Affinity Gaming LLC/Affinity Gaming Finance Corp. 9.00%, 05/15/18	425,000	448,375

Corporate Bonds (continued)

	Principal Amount	Market Value

Gaming (continued)
Chester Downs & Marina LLC 9.25%, 02/01/20 (a)	$400,000	$388,000
Churchill Downs, Inc. 5.38%, 12/15/21 (a)	150,000	153,375
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/01/20 (a)	400,000	413,000
5.38%, 11/01/23 (a)	250,000	258,125
MGM Mirage, Inc. 7.75%, 03/15/22	1,375,000	1,612,187
MGM Resorts International 6.75%, 10/01/20	125,000	139,375
Mohegan Tribal Gaming Authority 9.75%, 09/01/21	650,000	720,200
Penn National Gaming, Inc. 5.88%, 11/01/21 (a)	725,000	686,937
Pinnacle Entertainment, Inc. 6.38%, 08/01/21	575,000	606,625
7.75%, 04/01/22	375,000	409,688
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.50%, 06/15/19 (a)	432,000	468,720
Seminole Indian Tribe of Florida 7.80%, 10/01/20 (a)	755,000	849,375
Station Casinos LLC 7.50%, 03/01/21	600,000	655,500

		7,809,482

Healthcare 9.3%
Biomet, Inc. 6.50%, 08/01/20	475,000	513,000
6.50%, 10/01/20	875,000	934,062
Catamaran Corp. 4.75%, 03/15/21	100,000	101,500
CHS/Community Health Systems, Inc. 5.13%, 08/01/21 (a)	300,000	308,250
6.88%, 02/01/22 (a)	825,000	875,531
Crimson Merger Sub, Inc. 6.63%, 05/15/22 (a)	1,275,000	1,268,625
DaVita HealthCare Partners, Inc. 5.13%, 07/15/24	275,000	276,719
DaVita, Inc. 5.75%, 08/15/22	600,000	643,500
DJO Finance LLC/DJO Finance Corp. 8.75%, 03/15/18	200,000	215,500
7.75%, 04/15/18	850,000	892,500
Envision Healthcare Corp. 5.13%, 07/01/22 (a)	375,000	378,281
HCA, Inc. 6.50%, 02/15/20	600,000	673,500
6.25%, 02/15/21	300,000	321,750
7.75%, 05/15/21	2,375,000	2,606,563
4.75%, 05/01/23	200,000	199,500
Series 1, 5.88%, 05/01/23	100,000	105,250
5.00%, 03/15/24	650,000	658,937

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Healthcare (continued)
Hologic, Inc. 6.25%, 08/01/20	$350,000	$371,875
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 05/15/19	875,000	932,969
LifePoint Hospitals, Inc. 5.50%, 12/01/21 (a)	475,000	498,750
MPH Acquisition Holdings LLC 6.63%, 04/01/22 (a)	900,000	942,750
Omnicare, Inc. 7.75%, 06/01/20	325,000	351,812
Teleflex, Inc. 5.25%, 06/15/24 (a)	75,000	76,125
Tenet Healthcare Corp. 4.50%, 04/01/21	450,000	455,625
4.38%, 10/01/21	675,000	669,938
8.13%, 04/01/22	825,000	958,031
Truven Health Analytics, Inc. 10.63%, 06/01/20	575,000	631,063
United Surgical Partners International, Inc. 9.00%, 04/01/20	700,000	773,500
Universal Hospital Services, Inc. 7.63%, 08/15/20	525,000	549,938
VWR Funding, Inc. 7.25%, 09/15/17	1,150,000	1,221,875

		19,407,219

Independent Energy 5.7%
Antero Resources Corp. 5.13%, 12/01/22 (a)	125,000	127,500
Antero Resources Finance Corp. 6.00%, 12/01/20	575,000	615,250
5.38%, 11/01/21	300,000	312,750
Approach Resources, Inc. 7.00%, 06/15/21	500,000	523,125
Athlon Holdings LP/Athlon Finance Corp. 7.38%, 04/15/21 (a)	400,000	436,000
6.00%, 05/01/22 (a)	225,000	232,875
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88%, 04/15/22	500,000	543,750
Carrizo Oil & Gas, Inc. 7.50%, 09/15/20	450,000	495,000
Chaparral Energy, Inc. 9.88%, 10/01/20	675,000	761,906
7.63%, 11/15/22	250,000	270,625
Chesapeake Energy Corp. 6.63%, 08/15/20	325,000	374,562
6.88%, 11/15/20	225,000	261,000
5.38%, 06/15/21	250,000	267,500
5.75%, 03/15/23	200,000	223,000
Energy XXI Gulf Coast, Inc. 7.50%, 12/15/21	1,000,000	1,072,500
6.88%, 03/15/24 (a)	75,000	76,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Independent Energy (continued)
Kodiak Oil & Gas Corp. 5.50%, 01/15/21	$300,000	$314,250
5.50%, 02/01/22	50,000	51,875
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.63%, 12/01/21 (a)	525,000	534,187
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19	925,000	975,875
8.63%, 04/15/20	100,000	108,000
7.75%, 02/01/21	75,000	81,000
Lone Pine Resources, Inc. 10.38%, 02/15/17 *(c)(d)	25,000	0
Northern Oil and Gas, Inc. 8.00%, 06/01/20	650,000	694,688
Oasis Petroleum, Inc. 6.50%, 11/01/21	800,000	858,000
Plains Exploration & Production Co. 6.75%, 02/01/22	150,000	170,438
Range Resources Corp. 5.00%, 08/15/22	100,000	106,375
5.00%, 03/15/23	200,000	214,500
SandRidge Energy, Inc. 7.50%, 03/15/21	175,000	189,875
8.13%, 10/15/22	825,000	907,500
SM Energy Co. 5.00%, 01/15/24	175,000	175,000

		11,975,406

Industrial — Other 2.9%
Belden CDT, Inc. 5.50%, 09/01/22 (a)	700,000	719,250
Belden, Inc. 5.25%, 07/15/24 (a)	175,000	176,312
Cleaver-Brooks, Inc. 8.75%, 12/15/19 (a)	400,000	444,000
Dematic SA/DH Services Luxembourg Sarl 7.75%, 12/15/20 (a)	750,000	804,375
General Cable Corp. 6.50%, 10/01/22 (a)	500,000	503,750
Hillman Group, Inc. (The) 10.88%, 06/01/18	725,000	768,500
6.38%, 07/15/22 (a)	550,000	547,250
Interline Brands, Inc. 10.00%, 11/15/18 (f)	525,000	561,750
MasTec, Inc. 4.88%, 03/15/23	200,000	197,000
Mueller Water Products, Inc. 7.38%, 06/01/17	625,000	634,375
8.75%, 09/01/20	229,000	253,618
Unifrax I LLC/Unifrax Holding Co. 7.50%, 02/15/19 (a)	400,000	418,500

		6,028,680

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Leisure 1.1%
Activision Blizzard, Inc. 5.63%, 09/15/21 (a)	$100,000	$108,125
6.13%, 09/15/23 (a)	275,000	303,187
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 03/15/21	600,000	618,000
Cinemark USA, Inc. 7.38%, 06/15/21	325,000	358,312
5.13%, 12/15/22	50,000	51,375
HRP Myrtle Beach Operations LLC 7.38%, 04/01/12 *(a)(b)(c)(d)	675,000	0
Regal Cinemas, Inc. 5.75%, 02/01/25	225,000	227,813
Regal Entertainment Group 5.75%, 03/15/22	75,000	77,813
Six Flags Entertainment Corp. 5.25%, 01/15/21 (a)	600,000	615,000

		2,359,625

Lodging 0.5%
Choice Hotels International, Inc. 5.75%, 07/01/22	375,000	404,063
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/21 (a)	400,000	425,000
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	225,000	236,250

		1,065,313

Media Entertainment 6.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25%, 02/15/22 (a)	75,000	77,062
5.63%, 02/15/24 (a)	125,000	129,375
Clear Channel Communications, Inc. 9.00%, 03/01/21	1,250,000	1,337,500
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/20	200,000	215,000
7.63%, 03/15/20	225,000	243,000
6.50%, 11/15/22	1,075,000	1,161,000
Crown Media Holdings, Inc. 10.50%, 07/15/19	875,000	984,375
Cumulus Media Holdings, Inc. 7.75%, 05/01/19	600,000	634,500
Entercom Radio LLC 10.50%, 12/01/19	575,000	652,625
Expo Event Transco, Inc. 9.00%, 06/15/21 (a)	725,000	755,812
Gannett Co., Inc. 5.13%, 10/15/19 (a)	175,000	182,000
6.38%, 10/15/23 (a)	525,000	561,094
Gray Television, Inc. 7.50%, 10/01/20	525,000	564,375

Corporate Bonds (continued)

	Principal Amount	Market Value

Media Entertainment (continued)
Lamar Media Corp. 5.88%, 02/01/22	$275,000	$294,250
5.00%, 05/01/23	425,000	428,187
Logo Merger Sub Corp. 8.38%, 10/15/20 (a)	825,000	872,438
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/01/21 (a)	225,000	233,438
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20	750,000	755,625
5.00%, 04/15/22 (a)	350,000	353,062
Radio One, Inc. 9.25%, 02/15/20 (a)	500,000	541,250
Sirius XM Radio, Inc. 4.25%, 05/15/20 (a)	100,000	98,625
5.88%, 10/01/20 (a)	325,000	343,688
4.63%, 05/15/23 (a)	575,000	551,281
6.00%, 07/15/24 (a)	475,000	494,000
Time, Inc. 5.75%, 04/15/22 (a)	350,000	353,500
Townsquare Radio LLC/Townsquare Radio, Inc. 9.00%, 04/01/19 (a)	650,000	719,875

		13,536,937

Metals & Mining 0.5%
Aleris International, Inc. 9.00%, 12/15/14 *(b)(c)(d)	600,000	0
Steel Dynamics, Inc. 5.25%, 04/15/23	75,000	77,625
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/18 (a)	500,000	542,500
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. 9.75%, 06/15/19 (a)	325,000	331,094

		951,219

Midstream 4.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 05/15/23	550,000	580,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75%, 11/15/21	100,000	97,750
5.88%, 08/01/23	175,000	179,375
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.13%, 07/15/22	400,000	441,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00%, 12/15/20	325,000	341,250
6.13%, 03/01/22 (a)	125,000	131,562

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Midstream (continued)
El Paso Corp. 7.25%, 06/01/18	$250,000	$284,421
6.50%, 09/15/20	300,000	330,844
Energy Transfer Equity LP 5.88%, 01/15/24	975,000	1,021,312
5.88%, 01/15/24 (a)	425,000	445,188
Ferrellgas LP/Ferrellgas Finance Corp. 6.75%, 01/15/22 (a)	500,000	525,000
Global Partners LP/GLP Finance Corp. 6.25%, 07/15/22 (a)	100,000	100,250
Hiland Partners LP/Hiland Partners Finance Corp. 5.50%, 05/15/22 (a)	100,000	101,375
Holly Energy Partners LP/Holly Energy Finance Corp. 6.50%, 03/01/20	500,000	537,500
Kinder Morgan, Inc. 5.63%, 11/15/23 (a)	675,000	695,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.25%, 06/15/22	828,000	907,695
4.50%, 07/15/23	25,000	25,437
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 04/15/23	225,000	236,250
4.50%, 11/01/23	300,000	300,375
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.63%, 07/15/22 (a)	325,000	329,063
Sabine Pass Liquefaction LLC 5.63%, 02/01/21	575,000	608,063
6.25%, 03/15/22 (a)	200,000	217,000
5.62%, 04/15/23	250,000	260,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 08/01/21	92,000	100,510
5.50%, 06/01/24	700,000	707,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.88%, 10/01/20	325,000	342,062
5.88%, 10/01/20 (a)	100,000	105,000
6.13%, 10/15/21	175,000	186,813

		10,138,720

Oil Field Services 1.5%
Basic Energy Services, Inc. 7.75%, 10/15/22	250,000	279,050
CGG SA 6.88%, 01/15/22 (a)	400,000	398,000
Cie Generale de Geophysique — Veritas 7.75%, 05/15/17	216,000	219,240
6.50%, 06/01/21	425,000	422,344

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil Field Services (continued)
FTS International, Inc. 6.25%, 05/01/22 (a)	$625,000	$640,625
Ocean Rig Norway AS 6.50%, 10/01/17 (a)	275,000	283,250
SESI LLC 7.13%, 12/15/21	825,000	932,250

		3,174,759

Packaging 5.5%
Ardagh Finance Holdings SA 8.63%, 06/15/19 (a)(f)	200,000	206,000
Ardagh Packaging Finance PLC 9.13%, 10/15/20 (a)	1,325,000	1,465,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3.21%, 12/15/19 (a)(g)	200,000	199,500
Ball Corp. 4.00%, 11/15/23	625,000	596,094
Berry Plastics Corp. 5.50%, 05/15/22	975,000	982,312
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is 6.00%, 06/15/17 (a)	175,000	179,813
BOE Merger Corp. 9.50%, 11/01/17 (a)(f)	575,000	606,625
BWAY Holding Co. 10.00%, 06/15/18	275,000	289,781
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 01/15/23	625,000	608,594
Mustang Merger Corp. 8.50%, 08/15/21 (a)	525,000	572,906
Pactiv LLC 7.95%, 12/15/25	250,000	268,750
Reynolds Group Issuer, Inc. 8.50%, 05/15/18	750,000	784,687
9.00%, 04/15/19	150,000	158,813
5.75%, 10/15/20	825,000	869,344
8.25%, 02/15/21	1,650,000	1,794,375
Sealed Air Corp. 6.50%, 12/01/20 (a)	575,000	646,875
8.38%, 09/15/21 (a)	350,000	400,750
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 05/01/22 (a)	900,000	911,250

		11,541,969

Paper 0.4%
Clearwater Paper Corp. 4.50%, 02/01/23	425,000	411,188
Graphic Packaging International, Inc. 4.75%, 04/15/21	300,000	307,500

		718,688

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals 1.7%
Grifols Worldwide Operations Ltd. 5.25%, 04/01/22 (a)	$300,000	$312,000
Jaguar Holding Co. I 9.37%, 10/15/17 (a)(f)	600,000	624,750
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/01/19 (a)	1,000,000	1,093,750
Valeant Pharmaceuticals International, Inc. 7.50%, 07/15/21 (a)	1,225,000	1,364,344
5.63%, 12/01/21 (a)	125,000	128,437

		3,523,281

Refining 0.2%
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/01/22	100,000	105,750
Tesoro Corp. 5.13%, 04/01/24	325,000	328,656

		434,406

Restaurants 0.9%
DineEquity, Inc. 9.50%, 10/30/18	425,000	455,813
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.50%, 01/15/20	550,000	621,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 05/15/21 (a)	825,000	825,000

		1,902,313

Retailers 4.7%
Academy Ltd./Academy Finance Corp. 8.00%, 06/15/18 (a)(f)	750,000	766,875
9.25%, 08/01/19 (a)	1,050,000	1,126,125
Claire’s Stores, Inc. 6.13%, 03/15/20 (a)	400,000	377,000
Gymboree Corp. 9.13%, 12/01/18	200,000	134,000
Jo-Ann Stores Holdings, Inc. 8.13%, 03/15/19 (a)	800,000	820,000
9.75%, 10/15/19 (a)(f)	450,000	461,250
Limited Brands, Inc. 5.63%, 02/15/22	725,000	784,812
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 08/01/18 (a)(f)	825,000	843,562
Michaels Stores, Inc. 7.75%, 11/01/18	425,000	449,437
5.88%, 12/15/20 (a)	600,000	612,750
Neiman Marcus Group Ltd., Inc. 8.00%, 10/15/21 (a)	200,000	215,500
8.75%, 10/15/21 (a)(f)	600,000	654,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Retailers (continued)
Petco Animal Supplies, Inc. 8.50%, 10/15/17 (a)(f)	$875,000	$892,500
9.25%, 12/01/18 (a)	150,000	161,063
PVH Corp. 4.50%, 12/15/22	250,000	246,250
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/19	725,000	790,250
5.75%, 06/01/22	125,000	132,813
Wolverine World Wide, Inc. 6.13%, 10/15/20	225,000	242,438

		9,710,625

Technology 12.6%
ACI Worldwide, Inc. 6.38%, 08/15/20 (a)	100,000	105,500
Advanced Micro Devices, Inc. 7.50%, 08/15/22	275,000	297,000
7.00%, 07/01/24 (a)	325,000	331,500
Audatex North America, Inc. 6.00%, 06/15/21 (a)	475,000	507,062
6.13%, 11/01/23 (a)	125,000	133,750
Blackboard, Inc. 7.75%, 11/15/19 (a)	400,000	418,500
BMC Software Finance, Inc. 8.13%, 07/15/21 (a)	625,000	642,187
Boxer Parent Co., Inc. 9.75%, 10/15/19 (a)(f)	650,000	635,375
CDW LLC/CDW Finance Corp. 8.50%, 04/01/19	1,300,000	1,407,250
CommScope Holding Co., Inc. 6.63%, 06/01/20 (a)(f)	650,000	695,500
CommScope, Inc. 5.50%, 06/15/24 (a)	350,000	357,000
Compiler Finance Sub, Inc. 7.00%, 05/01/21 (a)	475,000	482,125
CoreLogic, Inc. 7.25%, 06/01/21	475,000	514,187
Eagle Midco, Inc. 9.00%, 06/15/18 (a)	650,000	674,375
Emdeon, Inc. 11.00%, 12/31/19	500,000	575,000
Entegris, Inc. 6.00%, 04/01/22 (a)	525,000	539,437
Epicor Software Corp. 8.63%, 05/01/19	850,000	918,000
First Data Corp. 8.75%, 01/15/22 (a)(f)	2,550,000	2,817,750
Flextronics International Ltd. 4.63%, 02/15/20	225,000	232,594
5.00%, 02/15/23	250,000	258,750
Freescale Semiconductor, Inc. 6.00%, 01/15/22 (a)	700,000	747,250

12

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
IAC/InterActiveCorp. 4.88%, 11/30/18	$125,000	$130,625
4.75%, 12/15/22	725,000	714,125
Igloo Holdings Corp. 8.25%, 12/15/17 (a)(f)	750,000	765,000
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 05/01/21 (a)(f)	1,050,000	1,076,250
Infor US, Inc. 11.50%, 07/15/18	375,000	427,500
9.38%, 04/01/19	425,000	473,875
Interactive Data Corp. 5.88%, 04/15/19 (a)	450,000	456,750
Iron Mountain, Inc. 5.75%, 08/15/24	400,000	411,000
Lender Processing Services, Inc. 5.75%, 04/15/23	450,000	484,313
Magnachip Semiconductor Corp. 6.63%, 07/15/21	575,000	567,813
NCR Corp. 4.63%, 02/15/21	425,000	429,250
5.88%, 12/15/21 (a)	125,000	132,500
5.00%, 07/15/22	325,000	329,063
6.38%, 12/15/23 (a)	225,000	244,125
Nuance Communications, Inc. 5.38%, 08/15/20 (a)	650,000	672,750
NXP BV/NXP Funding LLC 3.75%, 06/01/18 (a)	200,000	200,500
5.75%, 02/15/21 (a)	200,000	211,688
5.75%, 03/15/23 (a)	200,000	210,250
Seagate HDD Cayman 4.75%, 06/01/23 (a)	425,000	427,125
4.75%, 01/01/25 (a)	400,000	396,000
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.62%, 12/01/18 (a)(f)	250,000	260,625
Sophia LP/Sophia Finance, Inc. 9.75%, 01/15/19 (a)	750,000	825,000
SunGard Data Systems, Inc. 7.38%, 11/15/18	111,000	117,105
6.63%, 11/01/19	525,000	553,875
Syniverse Holdings, Inc. 9.13%, 01/15/19	925,000	992,063
TransUnion Holding Co., Inc. 8.13%, 06/15/18	175,000	182,875
9.63%, 06/15/18	1,125,000	1,186,875
VeriSign, Inc. 4.63%, 05/01/23	200,000	197,000

		26,366,012

Corporate Bonds (continued)

	Principal Amount	Market Value

Transportation Services 0.5%
Hertz Corp. (The) 7.50%, 10/15/18	$450,000	$471,938
6.25%, 10/15/22	575,000	611,656

		1,083,594

Utility — Electric 0.8%
Calpine Corp. 6.00%, 01/15/22 (a)	125,000	134,844
5.88%, 01/15/24 (a)	175,000	184,187
FPL Energy National Wind Portfolio LLC 6.13%, 03/25/19 (a)(d)	20,349	20,018
NRG Energy, Inc. 8.25%, 09/01/20	275,000	301,813
6.63%, 03/15/23	150,000	162,375
6.25%, 05/01/24 (a)	900,000	936,000

		1,739,237

Wireless Communications 3.8%
Altice SA 7.75%, 05/15/22 (a)	600,000	639,000
Digicel Group Ltd. 8.25%, 09/01/17 (a)	725,000	745,300
8.25%, 09/30/20 (a)	900,000	987,750
MetroPCS Wireless, Inc. 6.63%, 11/15/20	375,000	400,781
Sprint Capital Corp 9.00%, 11/15/18 (a)	250,000	303,125
Sprint Capital Corp. 6.88%, 11/15/28	1,025,000	1,040,375
Sprint Corp. 7.88%, 09/15/23 (a)	775,000	862,188
7.13%, 06/15/24 (a)	575,000	612,375
Sprint Nextel Corp. 6.00%, 11/15/22	575,000	585,062
T-Mobile USA, Inc. 6.63%, 04/28/21	50,000	54,250
6.13%, 01/15/22	175,000	185,938
6.73%, 04/28/22	50,000	54,000
6.63%, 04/01/23	800,000	868,000
6.84%, 04/28/23	250,000	272,187
6.50%, 01/15/24	350,000	374,500

		7,984,831

Wireline Communications 0.6%
Level 3 Communications, Inc. 8.88%, 06/01/19	150,000	164,062
Level 3 Financing, Inc. 8.13%, 07/01/19	625,000	682,032
7.00%, 06/01/20	225,000	245,531
6.13%, 01/15/21 (a)	125,000	133,906

		1,225,531

Total Corporate Bonds (cost $193,200,506)		201,348,186

13

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Common Stocks 0.0%†

	Shares	Market Value

Automotive 0.0%†
General Motors Co.	536	$19,457

Independent Energy 0.0%†
Lone Pine Resources, Inc. *(c)(d)	3,118	0
Lone Pine Resources, Inc. *(c)(d)	3,118	6,641

		6,641

Total Common Stocks (cost $7,500)		26,098

Warrants .0%†

	Number of Warrants	Market Value

Automotive 0.0%†
General Motors Co., expiring 7/10/2019*	487	9,039
General Motors Co., expiring 7/10/2016*	487	12,959

		21,998

Total Warrants (cost $0)		21,998

Mutual Fund 3.3%

	Shares	Market Value

Money Market Fund 3.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (h)	6,966,743	6,966,743

Total Mutual Fund (cost $6,966,743)		6,966,743

Total Investments (cost $200,174,749) (i) — 99.6%		208,363,025

Other assets in excess of liabilities — 0.4%		854,152

NET ASSETS — 100.0%		$209,217,177

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The aggregate value of these securities at June 30, 2014 was $86,593,012 which represents 41.39% of net assets.

(b)	Security in default.

(c)	Fair valued security.

(d)	Illiquid security.

(e)	Restricted security.

(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.

(g)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date.

(h)	Represents 7-day effective yield as of June 30, 2014.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AS	Stock Corporation

BV	Private Limited Liability Company

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund
Assets:
Investments, at value (cost $200,174,749)	$208,363,025
Interest and dividends receivable	3,165,615
Receivable for investments sold	18,649
Receivable for capital shares issued	5,683
Prepaid expenses	1,186

Total Assets	211,554,158

Liabilities:
Payable for investments purchased	1,914,805
Payable for capital shares redeemed	229,501
Accrued expenses and other payables:
Investment advisory fees	117,889
Fund administration fees	10,444
Administrative servicing fees	28,584
Accounting and transfer agent fees	1,816
Trustee fees	88
Custodian fees	1,488
Compliance program costs (Note 3)	166
Professional fees	24,096
Printing fees	7,539
Other	565

Total Liabilities	2,336,981

Net Assets	$209,217,177

Represented by:
Capital	$200,371,933
Accumulated undistributed net investment income	2,011,858
Accumulated net realized losses from investments	(1,354,890)
Net unrealized appreciation/(depreciation) from investments	8,188,276

Net Assets	$209,217,177

Net Assets:
Class I Shares	$208,881,588
Class Y Shares	335,589

Total	$209,217,177

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	29,501,950
Class Y Shares	47,395

Total	29,549,345

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.08
Class Y Shares	$7.08

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund
INVESTMENT INCOME:
Interest income	$6,644,998
Dividend income	2,725

Total Income	6,647,723

EXPENSES:
Investment advisory fees	696,786
Fund administration fees	60,380
Administrative servicing fees Class I Shares	80,361
Administrative servicing fees Class III Shares (a)	71,169
Professional fees	23,804
Printing fees	8,421
Trustee fees	3,137
Custodian fees	3,221
Accounting and transfer agent fees	2,553
Compliance program costs (Note 3)	327
Other	5,784

Total expenses before earnings credit	955,943

Earnings credit (Note 5)	(74)

Net Expenses	955,869

NET INVESTMENT INCOME	5,691,854

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,319,814
Net change in unrealized appreciation/(depreciation) from investments	1,545,222

Net realized/unrealized gains from investments	3,865,036

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,556,890

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
Operations:
Net investment income	$5,691,854		$12,620,824
Net realized gains from investments	2,319,814		3,285,062
Net change in unrealized appreciation/(depreciation) from investments	1,545,222		(1,678,656)

Change in net assets resulting from operations	9,556,890		14,227,230

Distributions to Shareholders From:
Net investment income:
Class I	(1,220,119)		(3,535,281)
Class III (a)	(3,295,133)		(9,429,049)
Class Y	–	(b)	–

Change in net assets from shareholder distributions	(4,515,252)		(12,964,330)

Change in net assets from capital transactions	2,232,268		(32,019,885)

Change in net assets	7,273,906		(30,756,985)

Net Assets:
Beginning of period	201,943,271		232,700,256

End of period	$209,217,177		$201,943,271

Accumulated undistributed net investment income at end of period	$2,011,858		$835,256

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,661,816		$6,762,506
Proceeds from shares issued from class conversion	149,525,537		–
Dividends reinvested	1,220,119		3,535,281
Cost of shares redeemed	(7,617,788)		(25,242,445)

Total Class I Shares	150,789,684		(14,944,658)

Class III Shares (a)
Proceeds from shares issued	8,366,334		48,424,146
Dividends reinvested	3,295,133		9,429,049
Cost of shares redeemed from class conversion	(149,525,537)		–
Cost of shares redeemed	(11,024,844)		(74,928,422)

Total Class III Shares	(148,888,914)		(17,075,227)

Class Y Shares
Proceeds from shares issued	337,799	(b)	–
Dividends reinvested	–	(b)	–
Cost of shares redeemed	(6,301	)(b)	–

Total Class Y Shares	331,498	(b)	–

Change in net assets from capital transactions	$2,232,268		$(32,019,885)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

17

Statements of Changes in Net Assets (Continued)

	Federated NVIT High Income Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	1,091,418		947,442
Issued in class conversion	21,431,515		–
Reinvested	175,053		510,702
Redeemed	(1,083,978)		(3,564,989)

Total Class I Shares	21,614,008		(2,106,845)

Class III Shares (a)
Issued	1,192,397		6,790,712
Reinvested	472,759		1,364,604
Redeemed in class conversion	(21,449,038)		–
Redeemed	(1,574,734)		(10,524,340)

Total Class III Shares	(21,358,616)		(2,369,024)

Class Y Shares
Issued	48,286	(b)	–
Reinvested	–	(b)	–
Redeemed	(891	)(b)	–

Total Class Y Shares	47,395	(b)	–

Total change in shares	302,787		(4,475,869)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class I Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$6.91	0.19	0.14	0.33	(0.16)	(0.16)	–	$7.08	4.76%	$208,881,588	0.94%	5.52%	0.94%	19.56%
Year Ended December 31, 2013 (d)	$6.90	0.44	0.05	0.49	(0.48)	(0.48)	–	$6.91	7.07%	$54,496,968	0.95%	6.18%	0.95%	36.66%
Year Ended December 31, 2012 (d)	$6.54	0.50	0.45	0.95	(0.59)	(0.59)	–	$6.90	14.56%	$69,007,867	0.93%	7.10%	0.93%	44.83%
Year Ended December 31, 2011 (d)	$6.85	0.52	(0.28)	0.24	(0.56)	(0.56)	0.01	$6.54	3.82%	$63,005,092	0.92%	7.69%	0.92%	63.88%
Year Ended December 31, 2010 (d)	$6.60	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.85	13.15%	$76,634,315	0.92%	8.41%	0.92%	80.77%
Year Ended December 31, 2009 (d)	$4.98	0.58	1.61	2.19	(0.57)	(0.57)	–	$6.60	46.00%	$82,596,487	0.94%	9.89%	0.94%	34.273%

Class Y Shares
Period Ended June 30, 2014 (d)(e) (Unaudited)	$6.98	0.07	0.03	0.10	–	–	–	$7.08	1.43%	$335,589	0.79%	5.56%	0.79%	19.56%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Flexible Fixed Income and Moderate Growth Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automotive	$19,457	$—	$—	$19,457
Independent Energy	—	—	6,641	6,641
Total Common Stocks	$19,457	$—	$6,641	$26,098
Corporate Bonds
Aerospace / Defense	—	1,056,906	—	1,056,906
Automotive	—	7,998,779	—	7,998,779
Building Materials	—	6,572,106	—	6,572,106
Cable Satellite	—	8,832,756	—	8,832,756
Chemicals	—	4,302,125	—	4,302,125
Construction Machinery	—	1,527,375	—	1,527,375
Consumer Cyclical Services	—	3,927,111	—	3,927,111
Consumer Products	—	4,587,969	—	4,587,969
Diversified Manufacturing	—	3,574,444	—	3,574,444
Financial Institutions	—	8,982,937	—	8,982,937
Food & Beverage	—	7,307,831	—	7,307,831
Food & Staples Retailing	—	—	—	—
Gaming	—	7,809,482	—	7,809,482
Healthcare	—	19,407,219	—	19,407,219
Independent Energy	—	11,975,406	—	11,975,406
Industrial—Other	—	6,028,680	—	6,028,680
Leisure	—	2,359,625	—	2,359,625
Lodging	—	1,065,313	—	1,065,313
Media Entertainment	—	13,536,937	—	13,536,937
Metals & Mining	—	951,219	—	951,219
Midstream	—	10,138,720	—	10,138,720
Oil Field Services	—	3,174,759	—	3,174,759
Packaging	—	11,541,969	—	11,541,969
Paper	—	718,688	—	718,688
Pharmaceuticals	—	3,523,281	—	3,523,281
Refining	—	434,406	—	434,406
Restaurants	—	1,902,313	—	1,902,313
Retailers	—	9,710,625	—	9,710,625
Technology	—	26,366,012	—	26,366,012
Transportation Services	—	1,083,594	—	1,083,594
Utility—Electric	—	1,739,237	—	1,739,237
Wireless Communications	—	7,984,831	—	7,984,831
Wireline Communications	—	1,225,531	—	1,225,531
Total Corporate Bonds	$—	$201,348,186	$—	$201,348,186
Mutual Fund	6,966,743	—	—	6,966,743
Warrants	21,998	—	—	21,998
Total	$7,008,198	$201,348,186	$6,641	$208,363,025

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/13	$—	$60	$60
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	(859)	(60)	(919)
Purchases*	7,500	—	7,500
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 06/30/14	$6,641	$—	$6,641

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Restricted Securities

At June 30, 2014, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at June 30, 2014 were as follows:

	Coupon	Maturity Date	Principal Amount	Acquisition Date	Cost	Market Value	% of Net Assets
Motors Liquidation Co.	7.40%	9/1/2025	2,500,000	4/21/2011	$—	$—	0.00%
HRP Myrtle Beach Operations LLC	7.38%	4/1/2012	575,000	3/23/2006	575,000	—	0.00%
HRP Myrtle Beach Operations LLC	7.38%	4/1/2012	100,000	10/29/2007	99,170	—	0.00%
Total					$674,170	$—	0.00%

Amounts designated as “—” are zero or have been rounded to zero.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

purposes; temporary differences do not require reclassification. The permanent differences as of June 30, 2014 are primarily attributable to defaulted bonds and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.69%.

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $60,380 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $327.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class III shares of the Fund.

For the six months ended June 30, 2014, NFS earned $151,530 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class I shares. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class III shares.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,856 and $19,455, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $41,378,976 and sales of $38,537,179 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$200,256,053	$9,951,598	$(1,844,626)	$8,106,972

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2014 (Unaudited)

Federated NVIT High Income Bond Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

28

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class III shares each ranked within the fifth quintile of the Fund’s expense group. The Trustees considered that, when compared to the Fund’s subadvised expense group, the actual advisory fee rate was only 4.4 basis points above the SEG median. The Trustees also considered management’s statement that the Fund’s advisory fees have already been reduced by a breakpoint. The Trustees noted that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was 6.5 basis points above the median, and considered management’s belief that this difference from the median is relatively small and reflects the difference even slight changes in peer expense ratios can have on the Fund’s relative expense ranking. The Trustees also noted that the Fund’s Class III shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

29

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

30

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

31

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

32

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

33

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

34

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

35

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

36

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

37

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

38

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

39

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

40

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

41

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund

SAR-STB 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Short Term Bond Fund

Asset Allocation†

Corporate Bonds	62.4%
U.S. Treasury Notes	10.2%
Asset-Backed Securities	9.0%
Commercial Mortgage Backed Securities	6.0%
Collateralized Mortgage Obligations	5.3%
U.S. Government Sponsored & Agency Obligations	4.3%
Mutual Fund	2.6%
Yankee Dollars	2.0%
Municipal Bonds	0.6%
U.S. Government Mortgage Backed Agencies	0.2%
Repurchase Agreements	0.1%
Liabilities in excess of other assets	(2.7)%
100.0%

Top Industries††

Banks	8.9%
Oil, Gas & Consumable Fuels	7.8%
Metals & Mining	4.7%
Automobiles	4.4%
Diversified Financial Services	3.3%
Health Care Providers & Services	3.0%
Food Products	3.0%
Media	2.5%
Biotechnology	2.1%
Consumer Finance	2.1%
Other Industries*	58.2%
100.0%

Top Holdings††

U.S. Treasury Notes, 0.88%, 04/15/17	3.3%
U.S. Treasury Notes, 0.38%, 04/30/16	3.1%
Fidelity Institutional Money Market Fund—Institutional Class, 0.09%	2.6%
UBS AG, 5.88%, 07/15/16	1.8%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	1.7%
U.S. Treasury Notes, 0.38%, 05/31/16	1.7%
Government National Mortgage Association, 4.50%, 11/16/39	1.6%
Federal Home Loan Mortgage Corp. REMICS, 2.50%, 02/15/36	1.5%
Mondelez International, Inc., 4.13%, 02/09/16	1.4%
Ford Motor Credit Co. LLC, 4.25%, 02/03/17	1.3%
Other Holdings*	80.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Short Term Bond Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,010.50	2.64	0.53
	Hypothetical	(a)(b)	1,000.00	1,022.17	2.66	0.53
Class II Shares	Actual	(a)	1,000.00	1,008.60	3.88	0.78
	Hypothetical	(a)(b)	1,000.00	1,020.93	3.91	0.78
Class Y Shares	Actual	(a)	1,000.00	1,011.50	1.90	0.38
	Hypothetical	(a)(b)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 9.0%

	Principal Amount	Market Value

Automobiles 1.0%
Credit Acceptance Auto Loan Trust Series 2012-1A, Class A, 2.20%, 09/16/19 (a)	$1,857,639	$1,866,440
Series 2013-2A, Class A, 1.50%, 04/15/21 (a)	2,000,000	2,006,017
Series 2014-1A, Class A, 1.55%, 10/15/21 (a)	8,500,000	8,522,316
First Investors Auto Owner Trust Series 2012-2A, Class A2, 1.47%, 05/15/18 (a)	3,718,682	3,739,089
Series 2014-1A, Class A3, 1.49%, 01/15/20 (a)	6,000,000	6,016,511
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 02/15/18 (a)	6,469,306	6,480,066

		28,630,439

Home Equity 1.1%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 0.70%, 10/25/34 (b)	1,967,104	2,002,655
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 0.91%, 12/25/33 (b)	10,433,206	10,219,910
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1.05%, 12/25/34 (b)	2,049,000	1,979,903
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 0.91%, 01/25/35 (b)	9,070,303	8,992,478
Soundview Home Loan Trust, Series 2005-CTX1, Class M1, 0.57%, 11/25/35 (b)	6,559,000	6,455,329
Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.62%, 02/25/35 (b)	3,587,048	3,473,616

		33,123,891

Other 6.9%
ACA CLO Ltd., Series 2006-2A, Class A1, 0.48%, 01/20/21 (a)(b)	4,650,122	4,642,858
Ameriquest Mortgage Securities, Inc. Pass Through Certificates, Series 2004-R3, Class A1A, 0.84%, 05/25/34 (b)	11,759,642	11,654,891
Bayview Opportunity Master Fund Trust IIB LP, Series 2014-18NP, Class A, 3.23%, 07/28/34 (a)(c)	25,000,000	25,000,000

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.64%, 07/25/35 (b)	$12,683,931	$12,239,343
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, 1.48%, 07/17/23 (a)(b)	30,000,000	30,000,000
First Franklin Mortgage Loan Trust, Series 2004-FF6, Class A1, 0.93%, 07/25/34 (a)(b)	4,537,760	4,487,985
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2, 1.50%, 01/16/46 (a)	3,900,000	3,914,352
Series 2013-T3, Class A3, 1.79%, 05/15/46 (a)	10,276,000	10,186,806
Series 2013-T3, Class B3, 2.14%, 05/15/46 (a)	4,000,000	3,950,792
New Residential Advance Receivables Trust Advance Receivables Backed Series 2014-T2, Class AT2, 2.38%, 03/15/47 (a)	12,000,000	12,020,039
Series 2014-T2, Class BT2, 2.62%, 03/15/47 (a)	8,400,000	8,389,920
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B, 0.42%, 05/25/35 (b)	17,555,964	17,433,746
Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, 2.88%, 04/27/54 (a)(c)	27,000,000	26,961,296
VOLT XXII LLC, Series 2014-NPL1, Class A1, 3.63%, 10/27/53 (a)(c)	14,513,172	14,634,873
VOLT XXIII LLC, Series 2014-NPL2, Class A1, 3.63%, 11/25/53 (a)(c)	15,435,988	15,565,475

		201,082,376

Total Asset-Backed Securities (cost $262,932,421)		262,836,706

Collateralized Mortgage Obligations 5.3%
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	7,858,800	7,886,778
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42 (a)(b)	4,570,005	4,553,689

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	$1,175,111	$1,236,990
Series 3728, Class EA, 3.50%, 09/15/20	824,776	835,230
Series 3609, Class JA, 4.00%, 06/15/23	1,011,023	1,019,538
Series 3614, Class QA, 4.00%, 05/15/24	4,826,674	5,152,395
Series 4257, Class PC, 2.50%, 02/15/36	43,545,701	44,896,980
Series 3616, Class PA, 4.50%, 11/15/39	1,135,846	1,207,670
Federal National Mortgage Association REMICS Series 2010-135, Class FP, 0.55%, 12/25/40 (b)	7,035,397	7,050,855
Series 2013-52, Class MD, 1.25%, 06/25/43	27,639,313	26,877,689
Government National Mortgage Association Series 2010-29, Class BA, 4.50%, 04/20/36	81,318	81,663
Series 2011-73, Class PW, 4.50%, 11/16/39	45,313,347	48,999,964
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33 (c)	172,635	174,534
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	2,047,748	2,049,787
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 1.57%, 12/25/59 (a)(b)	3,340,761	3,349,570

Total Collateralized Mortgage Obligations (cost $154,399,632)		155,373,332

Commercial Mortgage Backed Securities 6.0%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.35%, 09/10/47 (b)	10,015,000	10,473,919
Series 2007-3, Class A4, 5.77%, 06/10/49 (b)	10,000,000	11,006,545
Banc of America Re-Remic Trust, Series 2013-DSNY, Class B, 1.65%, 09/15/26 (a)(b)	6,098,000	6,114,442

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46 (b)	$5,197,799	$5,227,936
Series 2005-T18, Class A4, 4.93%, 02/13/42 (b)	3,471,813	3,533,683
Series 2006-PW12, Class A4, 5.90%, 09/11/38 (b)	1,730,000	1,861,850
Series 2007-PW18, Class A4, 5.70%, 06/11/50	11,675,000	12,996,087
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4, 5.90%, 12/10/49 (b)	19,691,000	21,842,139
Series 2008-C7, Class A4, 6.34%, 12/10/49 (b)	10,000,000	11,191,945
COMM Mortgage Trust Series 2014-TWC, Class B, 1.75%, 02/13/32 (a)(b)	13,000,000	13,073,068
Series 2014-TWC, Class C, 2.00%, 02/13/32 (a)(b)	6,000,000	6,005,193
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	4,533,223	4,718,765
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class A3, 4.58%, 06/10/48	114,084	114,302
Series 2005-C1, Class AJ, 4.83%, 06/10/48 (b)	8,500,000	8,592,075
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	2,511,442	2,514,430
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43 (b)	266,983	273,689
Series 2006-LDP7, Class ASB, 6.06%, 04/15/45 (b)	610,145	629,676
Series 2011-C4, Class A2, 3.34%, 07/15/46 (a)	1,000,000	1,038,716
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 06/12/43 (b)	10,026,000	10,250,776
Morgan Stanley Capital I Series 2005-HQ5, Class A4, 5.17%, 01/14/42	455,017	461,027
Series 2007-IQ15, Class A4, 6.11%, 06/11/49 (b)	11,411,043	12,728,975
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	10,000,000	11,100,377
Series 2011-C1, Class A2, 3.88%, 09/15/47 (a)	5,000,000	5,201,023

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.14%, 02/15/51 (b)	$5,817,000	$6,370,012
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 1.50%, 02/15/27 (a)(b)	9,000,000	8,999,996

Total Commercial Mortgage Backed Securities (cost $180,633,226)		176,320,646

Corporate Bonds 62.4%
Aerospace & Defense 1.3%
L-3 Communications Corp. 3.95%, 11/15/16	31,425,000	33,411,883
United Technologies Corp. 0.73%, 06/01/15 (b)	5,000,000	5,022,138

		38,434,021

Auto Components 0.4%
BorgWarner, Inc. 5.75%, 11/01/16	3,000,000	3,299,192
Johnson Controls, Inc. 1.40%, 11/02/17	10,000,000	9,995,400

		13,294,592

Automobiles 3.5%
Daimler Finance North America LLC 0.83%, 01/09/15(a)(b)	5,000,000	5,011,592
2.30%, 01/09/15(a)	5,000,000	5,044,543
1.65%, 04/10/15 (a)(d)	4,000,000	4,031,544
1.25%, 01/11/16 (a)	15,000,000	15,115,426
0.91%, 08/01/16 (a)(b)	10,000,000	10,083,889
0.58%, 03/10/17 (a)(b)	10,000,000	9,999,975
Hyundai Capital America 1.63%, 10/02/15 (a)	8,000,000	8,059,725
3.75%, 04/06/16 (a)	5,000,000	5,222,840
Nissan Motor Acceptance Corp. 0.78%, 03/03/17 (a)(b)	10,000,000	10,024,040
Toyota Motor Credit Corp. 1.00%, 02/17/15	6,000,000	6,026,809
0.88%, 07/17/15	5,000,000	5,026,642
1.25%, 10/05/17	5,000,000	4,999,301
Volkswagen Group of America Finance LLC 2.13%, 05/23/19 (a)	4,250,000	4,252,975
Volkswagen International Finance NV 1.15%, 11/20/15 (a)	10,000,000	10,067,871

		102,967,172

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks 9.2%
Bank of America Corp. 6.05%, 05/16/16	$12,054,000	$13,095,997
1.27%, 01/15/19 (b)	15,000,000	15,209,076
2.65%, 04/01/19	5,000,000	5,059,008
Bank of America NA 6.00%, 06/15/16	10,000,000	10,909,990
5.30%, 03/15/17	5,000,000	5,498,802
Citigroup, Inc. 5.50%, 10/15/14	3,998,000	4,053,443
CoBank, ACB 0.83%, 06/15/22 (a)(b)	25,635,000	22,879,237
Fifth Third Bancorp 3.63%, 01/25/16	14,403,000	15,025,900
2.30%, 03/01/19	7,000,000	7,032,300
HSBC USA, Inc. 2.38%, 02/13/15	6,000,000	6,074,071
1.11%, 09/24/18 (b)	10,000,000	10,122,079
Huntington Bancshares, Inc. 2.60%, 08/02/18	2,450,000	2,490,425
Huntington National Bank (The) 1.30%, 11/20/16	10,000,000	10,041,980
ING Bank NV 5.13%, 05/01/15 (a)	14,495,000	14,964,338
JPMorgan Chase & Co. 5.25%, 05/01/15	7,000,000	7,278,413
1.63%, 05/15/18	5,000,000	4,979,483
JPMorgan Chase Bank NA 0.56%, 06/13/16 (b)	5,000,000	4,979,863
6.00%, 10/01/17	2,200,000	2,494,015
National City Bank 0.58%, 12/15/16 (b)	10,432,000	10,386,644
PNC Bank NA 1.30%, 10/03/16	10,000,000	10,095,421
Standard Chartered PLC 3.85%, 04/27/15 (a)	7,000,000	7,182,647
SunTrust Bank 0.52%, 08/24/15 (b)	5,000,000	4,990,102
5.20%, 01/17/17	10,000,000	10,815,579
SunTrust Banks, Inc. 3.60%, 04/15/16	15,495,000	16,204,968
Union Bank NA 5.95%, 05/11/16	9,500,000	10,380,595
0.98%, 09/26/16 (b)	10,000,000	10,094,596
Wachovia Corp. 0.56%, 10/28/15 (b)	5,000,000	5,006,685
Wells Fargo & Co. 0.69%, 04/22/19 (b)	20,000,000	20,047,200

		267,392,857

Beverages 1.5%
Anheuser-Busch InBev Finance, Inc. 0.80%, 01/15/16	20,000,000	20,085,206

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
Molson Coors Brewing Co. 2.00%, 05/01/17	$4,000,000	$4,076,988
SABMiller Holdings, Inc. 1.85%, 01/15/15 (a)	5,000,000	5,038,816
0.92%, 08/01/18 (a)(b)	15,000,000	15,109,875

		44,310,885

Biotechnology 2.2%
Amgen, Inc. 1.88%, 11/15/14	10,000,000	10,054,795
2.30%, 06/15/16	7,500,000	7,712,706
2.20%, 05/22/19	15,000,000	14,975,668
Celgene Corp. 2.45%, 10/15/15	10,750,000	10,991,173
2.30%, 08/15/18	14,118,000	14,354,515
Genentech, Inc. 4.75%, 07/15/15	5,930,000	6,199,478

		64,288,335

Capital Markets 2.0%
UBS AG 7.00%, 10/15/15	5,000,000	5,370,723
5.88%, 07/15/16	48,741,000	53,376,133

		58,746,856

Chemicals 1.4%
CF Industries, Inc. 6.88%, 05/01/18	4,128,000	4,845,240
Monsanto Co. 1.15%, 06/30/17	35,000,000	34,964,871

		39,810,111

Commercial Services & Supplies 1.3%
Catholic Health Initiatives 1.60%, 11/01/17	10,000,000	9,899,068
GATX Corp. 1.25%, 03/04/17	5,445,000	5,428,722
2.38%, 07/30/18	5,000,000	5,050,462
2.50%, 07/30/19	3,640,000	3,647,752
Novant Health, Inc. 5.35%, 11/01/16	5,000,000	5,465,711
Waste Management, Inc. 6.38%, 03/11/15	7,321,000	7,610,653

		37,102,368

Consumer Finance 2.2%
American Honda Finance Corp. 2.50%, 09/21/15 (a)	4,200,000	4,302,231
0.73%, 10/07/16 (b)	10,000,000	10,075,421

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
Ford Motor Credit Co. LLC 8.00%, 12/15/16	$9,775,000	$11,341,232
4.25%, 02/03/17	35,000,000	37,564,103

		63,282,987

Diversified Financial Services 3.3%
Ameritech Capital Funding Corp. 9.10%, 06/01/16	5,084,800	5,473,353
Associates Corp. of North America 6.95%, 11/01/18	1,650,000	1,968,400
General Electric Capital Corp. 0.49%, 09/15/14 (b)	4,500,000	4,500,091
0.43%, 01/08/16 (b)	5,000,000	5,002,299
0.83%, 01/08/16 (b)	10,000,000	10,062,855
0.39%, 02/15/17 (b)	5,000,000	4,985,976
1.25%, 05/15/17	10,650,000	10,678,637
Harley-Davidson Financial Services, Inc. 3.88%, 03/15/16 (a)	13,365,000	14,036,329
2.70%, 03/15/17 (a)	3,000,000	3,109,892
Harley-Davidson Funding Corp. 5.75%, 12/15/14 (a)	3,385,000	3,456,515
Hyundai Capital Services, Inc. 6.00%, 05/05/15 (a)	16,590,000	17,280,862
4.38%, 07/27/16 (a)	2,400,000	2,546,916
1.03%, 03/18/17 (a)(b)(d)	7,000,000	7,022,410
3.50%, 09/13/17 (a)	2,650,000	2,780,354
USAA Capital Corp. 1.05%, 09/30/14 (a)	5,000,000	5,011,874

		97,916,763

Diversified Telecommunication Services 1.4%
Verizon Communications, Inc. 1.76%, 09/15/16 (b)	10,000,000	10,279,994
0.63%, 06/09/17 (b)	20,000,000	20,017,680
1.00%, 06/17/19 (b)	10,000,000	10,133,181

		40,430,855

Electric Utilities 0.9%
ITC Holdings Corp. 6.05%, 01/31/18 (a)	6,500,000	7,277,877
Ohio Power Co. 6.00%, 06/01/16	4,290,000	4,706,982
PSEG Power LLC 2.75%, 09/15/16	7,000,000	7,254,861
Trans-Allegheny Interstate Line Co. 4.00%, 01/15/15 (a)	7,000,000	7,109,491

		26,349,211

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electrical Equipment 0.9%
Thermo Fisher Scientific, Inc. 5.00%, 06/01/15	$8,000,000	$8,311,033
1.30%, 02/01/17	17,000,000	17,023,897

		25,334,930

Energy Equipment & Services 1.1%
Schlumberger Investment SA 1.25%, 08/01/17 (a)	10,000,000	9,983,661
Weatherford International, Inc. 6.35%, 06/15/17	19,250,000	21,841,911

		31,825,572

Food Products 3.0%
ConAgra Foods, Inc. 1.30%, 01/25/16	13,000,000	13,100,490
1.90%, 01/25/18	17,090,000	17,169,219
Kraft Foods Group, Inc. 1.63%, 06/04/15	15,000,000	15,147,570
Mondelez International, Inc. 4.13%, 02/09/16	41,100,000	43,213,600

		88,630,879

Gas Utilities 2.0%
DCP Midstream Operating LP 2.50%, 12/01/17	13,000,000	13,358,740
2.70%, 04/01/19	3,000,000	3,040,723
Enbridge Energy Partners LP 5.88%, 12/15/16	7,650,000	8,498,928
Series B, 6.50%, 04/15/18	7,700,000	8,969,984
Energy Transfer Partners LP 5.95%, 02/01/15	6,345,000	6,537,802
Enterprise Products Operating LLC 3.70%, 06/01/15	5,000,000	5,144,753
Kinder Morgan Energy Partners LP 3.50%, 03/01/16	5,000,000	5,212,071
Spectra Energy Partners LP 2.95%, 09/25/18	5,500,000	5,705,045
Sunoco Logistics Partners Operations LP 6.13%, 05/15/16	2,000,000	2,147,282

		58,615,328

Health Care Providers & Services 3.1%
Boston Scientific Corp. 2.65%, 10/01/18	10,000,000	10,232,296
CareFusion Corp. 5.13%, 08/01/14	12,049,000	12,093,166
Express Scripts Holding Co. 2.75%, 11/21/14	3,000,000	3,027,761
2.10%, 02/12/15	2,000,000	2,020,951
3.50%, 11/15/16	15,000,000	15,825,000
2.65%, 02/15/17	15,000,000	15,572,622

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Express Scripts, Inc. 3.13%, 05/15/16	$10,000,000	$10,414,547
Hospira, Inc. 6.05%, 03/30/17	5,856,000	6,506,320
McKesson Corp. 1.29%, 03/10/17	15,000,000	15,038,581

		90,731,244

Industrial Conglomerates 0.2%
General Electric Co. 0.85%, 10/09/15	5,000,000	5,025,186

Information Technology Services 0.2%
Xerox Corp. 6.40%, 03/15/16	5,500,000	6,008,058

Insurance 1.9%
Berkshire Hathaway, Inc. 0.92%, 08/15/14 (b)	10,000,000	10,008,633
MetLife Institutional Funding II 1.63%, 04/02/15 (a)	5,000,000	5,043,365
MetLife, Inc. 5.00%, 06/15/15	2,000,000	2,088,894
6.75%, 06/01/16	2,000,000	2,222,766
Metropolitan Life Global Funding I 2.00%, 01/09/15 (a)	6,000,000	6,050,725
1.50%, 01/10/18 (a)	5,000,000	4,982,100
New York Life Global Funding 1.13%, 03/01/17 (a)	20,000,000	19,948,066
Travelers Cos., Inc. (The) 5.50%, 12/01/15	4,010,000	4,287,392

		54,631,941

Machinery 0.7%
Caterpillar Financial Services Corp. 1.13%, 12/15/14	10,000,000	10,038,983
1.35%, 09/06/16	10,000,000	10,116,015

		20,154,998

Media 2.5%
Comcast Corp. 5.85%, 11/15/15	7,000,000	7,510,322
Cox Communications, Inc. 7.25%, 11/15/15	6,770,000	7,355,370
5.88%, 12/01/16 (a)	5,000,000	5,541,105
DIRECTV Holdings LLC 3.55%, 03/15/15	7,480,000	7,640,743
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 03/01/16	16,186,000	16,891,692
Discovery Communications LLC 3.70%, 06/01/15	10,000,000	10,293,223

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
NBCUniversal Enterprise, Inc. 0.91%, 04/15/18 (a)(b)	$10,000,000	$10,035,868
TCI Communications, Inc. 8.75%, 08/01/15	2,000,000	2,178,708
Time Warner, Inc. 3.15%, 07/15/15	5,250,000	5,394,826
Viacom, Inc. 4.25%, 09/15/15	1,140,000	1,188,818

		74,030,675

Metals & Mining 3.9%
ArcelorMittal 9.50%, 02/15/15	3,000,000	3,146,400
4.25%, 03/01/16	5,030,000	5,226,170
Freeport-McMoRan Copper & Gold, Inc. 2.15%, 03/01/17	3,000,000	3,063,750
2.38%, 03/15/18	18,000,000	18,268,331
3.10%, 03/15/20	10,000,000	10,106,742
Glencore Funding LLC 1.39%, 05/27/16 (a)(b)	17,000,000	17,116,547
2.50%, 01/15/19 (a)	5,000,000	4,981,905
Kinross Gold Corp. 3.63%, 09/01/16	10,000,000	10,410,796
Rio Tinto Finance USA PLC 1.07%, 06/17/16 (b)	20,000,000	20,173,600
Xstrata Canada Financial Corp. 2.85%, 11/10/14 (a)	5,000,000	5,033,873
3.60%, 01/15/17 (a)	5,000,000	5,225,859
Xstrata Finance Canada Ltd. 2.05%, 10/23/15 (a)	10,000,000	10,124,172

		112,878,145

Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp. 5.95%, 09/15/16	27,000,000	29,906,388
6.38%, 09/15/17	8,500,000	9,779,853
BG Energy Capital PLC 2.88%, 10/15/16(a)	5,000,000	5,206,376
BP Capital Markets PLC 3.13%, 10/01/15	5,000,000	5,164,460
3.20%, 03/11/16	10,000,000	10,446,438
1.38%, 11/06/17	5,000,000	5,008,244
0.86%, 09/26/18(b)	10,000,000	10,076,180
2.24%, 09/26/18	5,000,000	5,084,253
Canadian Natural Resources Ltd. 0.61%, 03/30/16(b)	10,000,000	10,020,299
Murphy Oil Corp. 2.50%, 12/01/17	36,500,000	37,372,759
Nexen, Inc. 5.65%, 05/15/17	2,000,000	2,241,336
Petrobras Global Finance BV 1.85%, 05/20/16(b)	5,000,000	4,999,966

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co. 2.88%, 02/06/15	$10,000,000	$10,093,836
3.88%, 01/27/16	5,000,000	5,152,433
Plains Exploration & Production Co. 8.63%, 10/15/19	10,000,000	10,637,500
Rowan Cos., Inc. 5.00%, 09/01/17	6,465,000	7,024,120
Total Capital International SA 0.75%, 01/25/16	5,000,000	5,017,025
Total Capital SA 3.13%, 10/02/15	10,000,000	10,329,653
Transocean, Inc. 2.50%, 10/15/17	28,000,000	28,590,965
6.00%, 03/15/18	1,905,000	2,151,753
7.38%, 04/15/18	6,483,000	7,493,633

		221,797,470

Pharmaceuticals 0.7%
AbbVie, Inc. 1.20%, 11/06/15	21,000,000	21,142,552

Real Estate Investment Trusts (REITs) 1.0%
CommonWealth REIT 6.25%, 06/15/17	3,500,000	3,777,232
Highwoods Realty LP 5.85%, 03/15/17	5,200,000	5,782,417
ProLogis LP 2.75%, 02/15/19	10,000,000	10,189,289
UDR, Inc. 5.25%, 01/15/15	5,000,000	5,124,404
WEA Finance LLC/WT Finance Aust Pty Ltd. 5.75%, 09/02/15 (a)	3,120,000	3,296,592

		28,169,934

Real Estate Management & Development 0.1%
Retail Property Trust (The) 7.88%, 03/15/16 (a)	2,520,000	2,798,945

Road & Rail 1.2%
Burlington Northern Santa Fe LLC 6.88%, 02/15/16	8,210,000	9,003,749
ERAC USA Finance LLC 5.60%, 05/01/15 (a)	1,225,000	1,274,124
5.90%, 11/15/15 (a)	1,780,000	1,901,590
1.40%, 04/15/16 (a)	2,065,000	2,079,531
2.75%, 03/15/17 (a)	3,000,000	3,092,040
6.38%, 10/15/17 (a)	1,505,000	1,726,927
Federal Express Corp. 1993 Pass Through Trust Series B2, 7.63%, 01/01/15	661,217	684,236
Series A2, 8.76%, 05/22/15	217,718	227,698
Series C2, 7.96%, 03/28/17	667,794	738,177

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
Federal Express Corp. 1998 Pass Through Trust Series 981B, 6.85%, 01/15/19	$7,105,919	$7,840,332
Series 981A, 6.72%, 01/15/22	649,538	757,757
Union Pacific Railroad Co. 2000 Pass Through Trust 8.00%, 01/10/21	5,315,525	6,222,290

		35,548,451

Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. 1.05%, 05/05/17	15,000,000	15,019,120
Hewlett-Packard Co. 2.35%, 03/15/15	6,000,000	6,076,796
2.20%, 12/01/15	2,000,000	2,042,028

		23,137,944

Thrifts & Mortgage Finance 0.3%
Santander Holdings USA, Inc. 4.63%, 04/19/16 (d)	9,000,000	9,565,250

Tobacco 0.6%
Lorillard Tobacco Co. 3.50%, 08/04/16 (d)	15,700,000	16,421,503

Total Corporate Bonds (cost $1,804,151,517)		1,820,776,018

Municipal Bonds 0.6%
Illinois 0.3%
State of Illinois, GO, 4.51%, 03/01/15	8,000,000	8,216,000

New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	8,000,000	7,897,440

Total Municipal Bonds (cost $16,000,000)		16,113,440

U.S. Government Mortgage Backed Agencies 0.2%
Federal Home Loan Mortgage Corp. Non Gold Pool Pool# 1Q0648 2.20%, 06/01/37 (b)	2,040,777	2,156,811
Pool# 1B3601 2.67%, 10/01/37 (b)	546,462	585,397

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool Pool# 747271 2.52%, 07/01/34 (b)	$1,837,738	$1,943,015
Pool# 886345 6.27%, 08/01/36 (b)	363,631	391,926
Pool# 893776 5.95%, 09/01/36 (b)	362,039	390,210
Pool# 949691 6.26%, 09/01/37 (b)	404,879	434,769

Total U.S. Government Mortgage Backed Agencies (cost $5,719,213)		5,902,128

U.S. Government Sponsored & Agency Obligations 4.3%
Federal Home Loan Mortgage Corp. 1.00%, 08/20/14	51,000,000	51,064,061
0.42%, 09/18/15	15,000,000	15,028,962
0.85%, 07/29/16	15,000,000	15,009,317
1.25%, 05/12/17 (d)	29,000,000	29,282,451
Federal National Mortgage Association 2.00%, 09/21/15	10,000,000	10,213,573
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	3,582,289	4,058,074

Total U.S. Government Sponsored & Agency Obligations (cost $124,637,486)		124,656,438

U.S. Treasury Notes 10.2%
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16(e)	18,750,000	20,666,879
0.13%, 04/15/17(e)	18,500,000	19,973,517
U.S. Treasury Notes 0.25%, 12/31/15	15,000,000	15,000,000
0.38%, 04/30/16(d)	92,500,000	92,471,094
0.38%, 05/31/16(d)	50,000,000	49,953,125
0.88%, 04/15/17(d)	98,500,000	98,730,865

Total U.S. Treasury Notes (cost $296,230,965)		296,795,480

Yankee Dollars 2.0%
Chemicals 0.2%
Agrium, Inc., 7.70%, 02/01/17	3,647,000	4,183,133

12

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Energy Equipment & Services 0.3%
Weatherford International Ltd., 5.50%, 02/15/16 (d)	$7,000,000	$7,513,141

Industrial Conglomerates 0.2%
Tyco International Finance SA, 3.38%, 10/15/15	6,762,000	6,938,540

Metals & Mining 0.9%
Glencore Canada Corp., 5.50%, 06/15/17	8,000,000	8,814,045
Teck Resources Ltd. 5.38%, 10/01/15	8,820,000	9,294,690
3.85%, 08/15/17	4,725,000	5,018,077
Xstrata Canada Corp., 6.00%, 10/15/15	3,650,000	3,874,279

		27,001,091

Oil, Gas & Consumable Fuels 0.4%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,312,071

Total Yankee Dollars (cost $56,201,206)		56,947,976

Mutual Fund 2.6%

	Shares

Money Market Fund 2.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (f)	77,079,390	77,079,390

Total Mutual Fund (cost $77,079,390)		77,079,390

Repurchase Agreements 0.1%

	Principal Amount

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $2,800,829, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $2,856,846. (g)	$2,800,823	2,800,823

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $1,000,003, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $1,020,000. (g)	$1,000,000	$1,000,000

Total Repurchase Agreements (cost $3,800,823)		3,800,823

Total Investments (cost $2,981,785,879) (h) — 102.7%		2,996,602,377
Liabilities in excess of other assets — (2.7)%		(77,630,645)

NET ASSETS — 100.0%		$2,918,971,732

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2014 was $592,906,752 which represents 20.31% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2014.

(d)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $271,889,844, which was collateralized by repurchase agreements with a value of $3,800,823 and $272,488,768 of collateral in the form of U.S. Government Treasury and Agency securities, interest rates ranging from 0.13% - 13.00%, and maturity dates ranging from 07/15/14 - 11/20/63, a total value of $276,289,590.

(e)	Principal amounts are not adjusted for inflation.

(f)	Represents 7-day effective yield as of June 30, 2014.

(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $3,800,823.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

13

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund (Continued)

AG	Stock Corporation

BV	Private Limited Liability Company

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund
Assets:
Investments, at value *(cost $2,977,985,056)	$2,992,801,554
Repurchase agreements, at value (cost $3,800,823)	3,800,823

Total Investments, at value (total cost $2,981,785,879)	2,996,602,377

Interest and dividends receivable	16,093,220
Security lending income receivable	26,556
Receivable for investments sold	78,131
Receivable for capital shares issued	9,042,320
Prepaid expenses	13,352

Total Assets	3,021,855,956

Liabilities:
Payable for investments purchased	98,153,210
Payable for capital shares redeemed	2,665
Payable upon return of securities loaned (Note 2)	3,800,823
Accrued expenses and other payables:
Investment advisory fees	771,663
Fund administration fees	60,321
Distribution fees	26,149
Administrative servicing fees	15,958
Accounting and transfer agent fees	1,308
Trustee fees	1,170
Custodian fees	10,870
Compliance program costs (Note 3)	2,160
Professional fees	29,392
Printing fees	6,967
Other	1,568

Total Liabilities	102,884,224

Net Assets	$2,918,971,732

Represented by:
Capital	$2,893,469,347
Accumulated undistributed net investment income	18,760,050
Accumulated net realized losses from investments	(8,074,163)
Net unrealized appreciation/(depreciation) from investments	14,816,498

Net Assets	$2,918,971,732

Net Assets:
Class I Shares	$34,933,699
Class II Shares	126,781,853
Class Y Shares	2,757,256,180

Total	$2,918,971,732

*	Includes value of securities on loan of $271,889,844 (Note 2).

15

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,308,450
Class II Shares	12,061,000
Class Y Shares	260,957,700

Total	276,327,150

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.56
Class II Shares	$10.51
Class Y Shares	$10.57

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$20,883,727
Income from securities lending (Note 2)	140,975
Dividend income	12,180

Total Income	21,036,882

EXPENSES:
Investment advisory fees	4,025,377
Fund administration fees	332,952
Distribution fees Class II Shares	155,238
Administrative servicing fees Class I Shares	26,252
Administrative servicing fees Class II Shares	93,143
Professional fees	64,591
Printing fees	6,788
Trustee fees	37,164
Custodian fees	41,944
Accounting and transfer agent fees	5,391
Compliance program costs (Note 3)	3,569
Other	31,467

Total expenses before earnings credit	4,823,876

Earnings credit (Note 4)	(2,738)

Net Expenses	4,821,138

NET INVESTMENT INCOME	16,215,744

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	663,902
Net change in unrealized appreciation/(depreciation) from investments	8,330,662

Net realized/unrealized gains from investments	8,994,564

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,210,308

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$16,215,744	$27,846,310
Net realized gains/(losses) from investments	663,902	(6,070,738)
Net change in unrealized appreciation/(depreciation) from investments	8,330,662	(15,233,264)

Change in net assets resulting from operations	25,210,308	6,542,308

Distributions to Shareholders From:
Net investment income:
Class I	–	(464,317)
Class II	–	(1,273,541)
Class Y	–	(28,084,042)
Net realized gains:
Class I	–	(30,309)
Class II	–	(92,923)
Class Y	–	(1,565,302)

Change in net assets from shareholder distributions	–	(31,510,434)

Change in net assets from capital transactions	726,697,950	721,343,824

Change in net assets	751,908,258	696,375,698

Net Assets:
Beginning of period	2,167,063,474	1,470,687,776

End of period	$2,918,971,732	$2,167,063,474

Accumulated undistributed net investment income at end of period	$18,760,050	$2,544,306

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,991,390	$19,935,919
Dividends reinvested	–	494,626
Cost of shares redeemed	(3,281,854)	(13,390,126)

Total Class I Shares	(1,290,464)	7,040,419

Class II Shares
Proceeds from shares issued	20,769,024	45,248,735
Dividends reinvested	–	1,366,464
Cost of shares redeemed	(15,330,362)	(24,629,044)

Total Class II Shares	5,438,662	21,986,155

Class Y Shares
Proceeds from shares issued	884,076,613	790,019,648
Dividends reinvested	–	29,649,344
Cost of shares redeemed	(161,526,861)	(127,351,742)

Total Class Y Shares	722,549,752	692,317,250

Change in net assets from capital transactions	$726,697,950	$721,343,824

18

Statements of Changes in Net Assets (Continued)

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	189,418	1,891,595
Reinvested	–	47,253
Redeemed	(312,169)	(1,266,933)

Total Class I Shares	(122,751)	671,915

Class II Shares
Issued	1,984,018	4,310,311
Reinvested	–	130,941
Redeemed	(1,463,364)	(2,342,071)

Total Class II Shares	520,654	2,099,181

Class Y Shares
Issued	83,931,319	74,506,090
Reinvested	–	2,832,456
Redeemed	(15,360,339)	(12,052,079)

Total Class Y Shares	68,570,980	65,286,467

Total change in shares	68,968,883	68,057,563

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (b)	Portfolio Turnover (c)
Class I Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$10.45	0.07	0.04	0.11	–	–	–	–	$10.56	1.05%	$34,933,699	0.53%	1.25%	0.53%	16.44%
Year Ended December 31, 2013 (d)	$10.56	0.14	(0.10)	0.04	(0.14)	(0.01)	(0.15)	–	$10.45	0.33%	$35,866,975	0.54%	1.36%	0.54%	40.88%
Year Ended December 31, 2012 (d)	$10.34	0.17	0.23	0.40	(0.18)	–	(0.18)	–	$10.56	3.83%	$29,144,698	0.55%	1.56%	0.55%	42.18%
Year Ended December 31, 2011 (d)	$10.38	0.18	(0.03)	0.15	(0.19)	–	(0.19)	–	$10.34	1.45%	$5,436,533	0.55%	1.71%	0.55%	57.05%
Year Ended December 31, 2010 (d)	$10.29	0.16	0.12	0.28	(0.17)	(0.02)	(0.19)	–	$10.38	2.68%	$5,565,250	0.57%	1.56%	0.57%	43.59%
Year Ended December 31, 2009 (d)	$9.80	0.24	0.48	0.72	(0.20)	(0.03)	(0.23)	–	$10.29	7.39%	$573,625	0.59%	2.25%	0.59%	101.24%

Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$10.42	0.05	0.04	0.09	–	–	–	–	$10.51	0.86%	$126,781,853	0.78%	1.00%	0.78%	16.44%
Year Ended December 31, 2013 (d)	$10.53	0.12	(0.11)	0.01	(0.11)	(0.01)	(0.12)	–	$10.42	0.11%	$120,240,147	0.79%	1.12%	0.79%	40.88%
Year Ended December 31, 2012 (d)	$10.31	0.15	0.21	0.36	(0.14)	–	(0.14)	–	$10.53	3.52%	$99,432,317	0.80%	1.40%	0.80%	42.18%
Year Ended December 31, 2011 (d)	$10.34	0.15	(0.02)	0.13	(0.16)	–	(0.16)	–	$10.31	1.30%	$91,686,274	0.80%	1.46%	0.80%	57.05%
Year Ended December 31, 2010 (d)	$10.25	0.14	0.11	0.25	(0.14)	(0.02)	(0.16)	–	$10.34	2.42%	$100,026,945	0.82%	1.33%	0.82%	43.59%
Year Ended December 31, 2009 (d)	$9.77	0.21	0.48	0.69	(0.18)	(0.03)	(0.21)	–	$10.25	7.11%	$106,513,719	0.84%	1.95%	0.84%	101.24%

Class Y Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$10.45	0.07	0.05	0.12	–	–	–	–	$10.57	1.15%	$2,757,256,180	0.38%	1.39%	0.38%	16.44%
Year Ended December 31, 2013 (d)	$10.56	0.16	(0.11)	0.05	(0.15)	(0.01)	(0.16)	–	$10.45	0.46%	$2,010,956,352	0.39%	1.51%	0.39%	40.88%
Year Ended December 31, 2012 (d)	$10.33	0.19	0.22	0.41	(0.18)	–	(0.18)	–	$10.56	4.02%	$1,342,110,761	0.40%	1.78%	0.40%	42.18%
Year Ended December 31, 2011 (d)	$10.36	0.19	(0.01)	0.18	(0.21)	–	(0.21)	–	$10.33	1.70%	$991,530,300	0.40%	1.87%	0.40%	57.05%
Year Ended December 31, 2010 (d)	$10.28	0.18	0.10	0.28	(0.18)	(0.02)	(0.20)	–	$10.36	2.73%	$637,718,772	0.42%	1.72%	0.42%	43.59%
Year Ended December 31, 2009 (d)	$9.79	0.26	0.47	0.73	(0.21)	(0.03)	(0.24)	–	$10.28	7.53%	$253,825,296	0.45%	2.46%	0.45%	101.24%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds, NVIT Investor Destinations Funds, and NVIT Flexible Fixed Income Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$262,836,706	$—	$262,836,706
Collateralized Mortgage Obligations	—	155,373,332	—	155,373,332
Commercial Mortgage Backed Securities	—	176,320,646	—	176,320,646
Corporate Bonds	—	1,820,776,018	—	1,820,776,018
Municipal Bonds	—	16,113,440	—	16,113,440
Mutual Fund	77,079,390	—	—	77,079,390
Repurchase Agreements	—	3,800,823	—	3,800,823
U.S. Government Mortgage Backed Agencies	—	5,902,128	—	5,902,128
U.S. Government Sponsored & Agency Obligations	—	124,656,438	—	124,656,438
U.S. Treasury Notes	—	296,795,480	—	296,795,480
Yankee Dollars	—	56,947,976	—	56,947,976
Total	$77,079,390	$2,919,522,987	$—	$2,996,602,377

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(c)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, repos on a gross basis were as follows:

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
Credit Suisse (USA) LLC	$2,800,823	$—	$2,800,823	$(2,800,823)	$—
Goldman Sachs & Co.	1,000,000	—	1,000,000	(1,000,000)	—
Total	$3,800,823	$—	$3,800,823	$(3,800,823)	$—

Amounts designated as — are zero or have been rounded to zero.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of June 30, 2014 are primarily attributable to paydown gains and losses, distributions redesignation, and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.35%
$1 billion and up to $1.5 billion	0.34%
$1.5 billion and more	0.33%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.34%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $964,169 during the six months ended June 30, 2014.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $332,952 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $3,569.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $119,395 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $1,195,122,163 and sales of $395,823,490 (excluding short-term securities).

For the six months ended June 30, 2014, the Fund had purchases of $266,802,027 and sales of $108,018,646 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money

27

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

Under In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,981,785,879	$22,436,059	$(7,619,561)	$14,816,498

10.  Subsequent Events

The Trusts credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Short Term Bond Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

29

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things,

30

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

31

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

32

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

33

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

34

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

36

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

37

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.
FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

38

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

39

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

40

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

41

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Core Bond Fund

SAR-CB 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Core Bond Fund

Asset Allocation†

Corporate Bonds	62.1%
U.S. Government Sponsored & Agency Obligations	11.5%
Collateralized Mortgage Obligations	5.4%
U.S. Treasury Notes	4.5%
U.S. Government Mortgage Backed Agencies	4.4%
Commercial Mortgage Backed Securities	3.9%
Municipal Bonds	2.2%
Mutual Fund	1.6%
Yankee Dollars	1.6%
Asset-Backed Securities	1.1%
Sovereign Bond	0.9%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.1%
100.0%

Top Industries††

Banks	11.0%
Oil, Gas & Consumable Fuels	8.5%
Diversified Financial Services	4.0%
Gas Utilities	3.7%
Insurance	3.5%
Chemicals	3.3%
Real Estate Investment Trusts (REITs)	2.8%
Electric Utilities	2.3%
Tobacco	2.1%
Pharmaceuticals	2.0%
Other Industries*	56.8%
100.0%

Top Holdings††

U.S. Treasury Notes, 0.63%, 04/30/18	2.9%
Federal National Mortgage Association, 4.38%, 10/15/15	1.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09%	1.6%
Private Export Funding Corp., 4.30%, 12/15/21	1.5%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	1.3%
Five Corners Funding Trust, 4.42%, 11/15/23	1.3%
CoBank, ACB, 7.88%, 04/16/18	1.2%
Government National Mortgage Association, 5.00%, 03/16/37	1.1%
Murphy Oil Corp., 3.70%, 12/01/22	1.0%
Tennessee Valley Authority, 5.88%, 04/01/36	1.0%
Other Holdings*	85.4%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Core Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Bond Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,044.90	2.99	0.59
	Hypothetical	(a)(b)	1,000.00	1,021.87	2.96	0.59
Class II Shares	Actual	(a)	1,000.00	1,043.20	4.26	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84
Class Y Shares	Actual	(a)	1,000.00	1,044.90	2.23	0.44
	Hypothetical	(a)(b)	1,000.00	1,022.61	2.21	0.44

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 1.1%

	Principal Amount	Market Value

Automobiles 0.1%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19 (a)	$1,238,426	$1,244,294

Other 1.0%
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 1.79%, 05/15/46 (a)	6,000,000	5,947,921
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 0.99%, 08/25/34 (b)	8,975,060	8,859,455

		14,807,376

Total Asset-Backed Securities (cost $15,765,732)		16,051,670

Collateralized Mortgage Obligations 5.4%
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	4,839,315	5,112,933
Series 3451, Class VB, 5.00%, 05/15/28	1,609,697	1,628,447
Series 3036, Class TM, 4.50%, 12/15/34	3,414,621	3,577,621
Series 3189, Class PC, 6.00%, 08/15/35	2,355,690	2,427,907
Series 3665, Class KA, 3.00%, 05/15/36	3,696,732	3,844,925
Series 3540, Class LN, 4.50%, 04/15/38	4,147,561	4,377,941
Federal National Mortgage Association REMICS Series 2008-55, Class VB, 5.00%, 02/25/27	811,352	814,418
Series 2010-86, Class VB, 3.00%, 05/25/28	5,139,222	5,256,818
Series 2005-53, Class MH, 5.50%, 03/25/34	1,550,735	1,591,344
Series 2007-6, Class PA, 5.50%, 02/25/37	1,527,691	1,679,455
Series 2010-122, Class TG, 3.00%, 04/25/39	4,403,451	4,580,583
Series 2009-78, Class BM, 4.00%, 06/25/39	2,507,813	2,658,056
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,620,193
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,291,521

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Government National Mortgage Association (continued)
Series 2010-37, Class ML, 4.50%, 12/20/38	$12,000,000	$12,938,089
Series 2010-112, Class QM, 2.50%, 09/20/39	4,295,438	4,352,308
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.09%, 11/25/34 (b)	1,690,536	1,617,578

Total Collateralized Mortgage Obligations (cost $79,042,110)		81,370,137

Commercial Mortgage Backed Securities 3.9%
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM, 4.91%, 07/10/43 (b)	700,000	720,092
Series 2005-6, Class AJ, 5.35%, 09/10/47 (b)	730,000	761,322
Series 2005-6, Class A4, 5.35%, 09/10/47 (b)	2,500,000	2,614,558
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46 (b)	533,929	537,025
Series 2005-T18, Class A4, 4.93%, 02/13/42 (b)	1,475,521	1,501,815
Series 2006-T22, Class AM, 5.76%, 04/12/38 (b)	500,000	536,828
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.90%, 12/10/49 (b)	2,000,000	2,034,270
COMM Mortgage Trust, Series 2014-TWC, Class B, 1.75%, 02/13/32 (a)(b)	10,000,000	10,056,206
DBUBS Mortgage Trust Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	2,266,611	2,359,382
Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a)	2,250,000	2,543,936
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	8,000,000	8,728,729
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	807,761
GS Mortgage Securities Corp. II Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,167,622
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,167,856

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (b)	$1,000,000	$1,040,741
Series 2006-LDP6, Class A4, 5.47%, 04/15/43 (b)	1,305,015	1,387,840
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,214,212
Series 2005-C7, Class AJ, 5.32%, 11/15/40 (b)	1,500,000	1,571,028
Series 2008-C1, Class A2, 6.32%, 04/15/41 (b)	1,500,000	1,707,386
Morgan Stanley Capital I Series 2005-T19, Class AJ, 4.98%, 06/12/47 (b)	1,000,000	1,028,421
Series 2006-T21, Class A4, 5.16%, 10/12/52 (b)	2,500,000	2,618,773
Series 2006-T23, Class AM, 5.98%, 08/12/41 (b)	1,479,000	1,604,986
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,110,038
Series 2011-C1, Class A2, 3.88%, 09/15/47 (a)	2,500,000	2,600,511
Series 2011-C1, Class A4, 5.03%, 09/15/47 (a)(b)	3,000,000	3,379,467

Total Commercial Mortgage Backed Securities (cost $55,650,099)		57,800,805

Corporate Bonds 62.1%
Aerospace & Defense 0.8%
L-3 Communications Corp. 5.20%, 10/15/19	5,000,000	5,610,120
Northrop Grumman Corp. 5.05%, 08/01/19	6,000,000	6,702,482

		12,312,602

Airlines 1.5%
American Airlines Pass Through Trust Series 2013-2, Class A, 4.95%, 07/15/24 (a)	11,208,125	12,146,805
British Airways PLC Series 2013-1, Class A, 4.63%, 06/20/24 (a)	9,724,067	10,271,532
Continental Airlines Pass-Through Trust Series 2002-2, Class A-1, 7.71%, 04/02/21	288,500	329,792

		22,748,129

Corporate Bonds (continued)

	Principal Amount	Market Value

Automobiles 0.2%
Toyota Motor Credit Corp. 4.50%, 06/17/20	$3,250,000	$3,606,617

Banks 10.3%
Bank of America NA 5.30%, 03/15/17	4,000,000	4,399,041
6.10%, 06/15/17	11,800,000	13,293,302
CoBank, ACB 7.88%, 04/16/18 (a)	15,685,000	18,633,372
0.83%, 06/15/22 (a)(b)	10,000,000	8,925,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.63%, 12/01/23	10,000,000	10,585,615
Fifth Third Bancorp 4.50%, 06/01/18	6,350,000	6,935,506
HSBC Bank USA NA 6.00%, 08/09/17	3,000,000	3,376,806
4.88%, 08/24/20	3,000,000	3,339,067
HSBC Holdings PLC 5.25%, 03/14/44	2,750,000	2,954,087
Huntington Bancshares, Inc. 2.60%, 08/02/18	5,000,000	5,082,500
7.00%, 12/15/20 (c)	2,500,000	3,029,359
ING Bank NV 5.13%, 05/01/15 (a)	14,300,000	14,763,024
JPMorgan Chase Bank NA 6.00%, 10/01/17	8,350,000	9,465,920
PNC Bank NA 2.70%, 11/01/22	10,300,000	9,928,790
Sovereign Bank 8.75%, 05/30/18	7,500,000	9,098,989
Standard Chartered Bank 6.40%, 09/26/17 (a)	11,900,000	13,428,009
SunTrust Bank 0.52%, 08/24/15 (b)	5,000,000	4,990,102
5.20%, 01/17/17	5,000,000	5,407,790
Wells Fargo & Co. 4.10%, 06/03/26	7,000,000	7,081,552

		154,717,831

Beverages 1.2%
Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/24	10,000,000	10,263,051
Anheuser-Busch InBev Worldwide, Inc. 6.88%, 11/15/19	1,500,000	1,847,533
Molson Coors Brewing Co. 3.50%, 05/01/22	5,750,000	5,826,195

		17,936,779

Biotechnology 1.0%
Celgene Corp. 3.25%, 08/15/22	7,000,000	7,006,780
4.00%, 08/15/23	2,000,000	2,076,466
4.63%, 05/15/44	2,350,000	2,351,878

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Biotechnology (continued)
Gilead Sciences, Inc. 4.80%, 04/01/44	$3,000,000	$3,192,666

		14,627,790

Capital Markets 1.1%
FMR LLC 7.49%, 06/15/19 (a)	3,250,000	3,965,888
6.50%, 12/14/40 (a)	3,000,000	3,796,621
5.15%, 02/01/43 (a)	3,000,000	3,216,039
Morgan Stanley 5.75%, 01/25/21	2,000,000	2,316,802
5.50%, 07/28/21	3,000,000	3,446,481

		16,741,831

Chemicals 2.5%
Agrium, Inc. 6.75%, 01/15/19	7,173,000	8,578,904
Airgas, Inc. 4.50%, 09/15/14	1,000,000	1,008,064
CF Industries, Inc. 7.13%, 05/01/20	5,000,000	6,150,000
3.45%, 06/01/23	6,000,000	5,938,091
Cytec Industries, Inc. 3.50%, 04/01/23	10,000,000	9,854,278
Mosaic Global Holdings, Inc. 7.38%, 08/01/18	5,000,000	5,925,388

		37,454,725

Commercial Services & Supplies 0.1%
GATX Corp. 5.20%, 03/15/44	1,000,000	1,067,876

Communications Equipment 0.3%
Cisco Systems, Inc. 2.90%, 03/04/21	5,000,000	5,089,353

Consumer Finance 1.7%
American Honda Finance Corp. 2.50%, 09/21/15 (a)	3,000,000	3,073,022
7.63%, 10/01/18 (a)	4,000,000	4,895,497
Hyundai Capital America 2.88%, 08/09/18 (a)(c)	5,000,000	5,099,017
Student Loan Marketing Association 0.00%, 10/03/22	14,956,000	11,514,312

		24,581,848

Diversified Financial Services 4.0%
Bank of America Corp. 1.27%, 01/15/19 (b)	10,000,000	10,139,384
2.60%, 01/15/19	7,000,000	7,082,340
4.00%, 04/01/24	5,000,000	5,090,370

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
General Electric Capital Corp. 6.00%, 08/07/19	$2,000,000	$2,369,097
5.30%, 02/11/21	6,000,000	6,826,566
4.65%, 10/17/21	5,000,000	5,554,999
5.40%, 05/15/22	1,125,000	1,251,527
Hyundai Capital Services, Inc. 3.50%, 09/13/17 (a)	13,740,000	14,415,871
JPMorgan Chase & Co. 7.90%, 04/30/18 (d)	1,000,000	1,121,250
MassMutual Global Funding II 3.60%, 04/09/24 (a)	3,000,000	3,080,573
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/18	2,500,000	3,369,315

		60,301,292

Diversified Telecommunication Services 1.9%
AT&T, Inc. 5.50%, 02/01/18	10,000,000	11,322,784
Verizon Communications, Inc. 2.55%, 06/17/19	7,000,000	7,102,854
5.15%, 09/15/23	9,000,000	10,034,535

		28,460,173

Electric Utilities 2.3%
Exelon Generation Co. LLC 4.25%, 06/15/22	5,000,000	5,217,248
ITC Holdings Corp. 6.05%, 01/31/18 (a)	4,150,000	4,646,645
3.65%, 06/15/24	9,000,000	8,958,073
NextEra Energy Capital Holdings, Inc. 2.70%, 09/15/19	5,000,000	5,096,164
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,000,000	2,385,370
PPL Capital Funding, Inc. 4.20%, 06/15/22	7,000,000	7,489,857

		33,793,357

Electronic Equipment, Instruments & Components 0.7%
Koninklijke Philips Electronics NV 3.75%, 03/15/22	10,000,000	10,444,662

Energy Equipment & Services 0.2%
Weatherford International Ltd. 6.00%, 03/15/18	1,000,000	1,135,236
Weatherford International, Inc. 6.35%, 06/15/17	1,465,000	1,662,255

		2,797,491

Food & Staples Retailing 1.5%
CVS Pass-Through Trust 6.04%, 12/10/28	7,223,091	8,339,623
6.94%, 01/10/30	12,064,156	14,558,316

		22,897,939

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products 1.7%
ConAgra Foods, Inc. 4.95%, 08/15/20	$4,250,000	$4,738,766
3.20%, 01/25/23	10,000,000	9,667,225
Kraft Foods Group, Inc. 3.50%, 06/06/22	10,000,000	10,274,731

		24,680,722

Gas Utilities 3.7%
DCP Midstream Operating LP 3.88%, 03/15/23	4,500,000	4,549,239
Enbridge Energy Partners LP 5.20%, 03/15/20	4,500,000	5,051,286
4.20%, 09/15/21	10,450,000	11,071,308
Energy Transfer Partners LP 9.70%, 03/15/19	4,250,000	5,571,078
6.50%, 02/01/42	2,000,000	2,385,251
Spectra Energy Partners LP 4.60%, 06/15/21	2,700,000	2,945,083
4.75%, 03/15/24	12,000,000	12,961,565
Williams Partners LP 4.50%, 11/15/23	5,000,000	5,299,372
5.40%, 03/04/44	5,000,000	5,347,861

		55,182,043

Health Care Providers & Services 1.6%
Dignity Health 3.13%, 11/01/22	6,000,000	5,706,383
Express Scripts Holding Co. 4.75%, 11/15/21	5,000,000	5,533,902
3.50%, 06/15/24	5,000,000	4,947,619
Hospira, Inc. 6.05%, 03/30/17	6,784,000	7,537,376

		23,725,280

Information Technology Services 0.3%
Xerox Corp. 6.35%, 05/15/18 (c)	3,500,000	4,065,824

Insurance 3.5%
Aflac, Inc. 3.63%, 06/15/23	11,000,000	11,269,793
Five Corners Funding Trust 4.42%, 11/15/23 (a)	18,750,000	19,783,914
Liberty Mutual Group, Inc. 4.95%, 05/01/22 (a)	8,000,000	8,750,059
MetLife Institutional Funding II 1.63%, 04/02/15 (a)	5,000,000	5,043,365
MetLife, Inc. 6.75%, 06/01/16	4,000,000	4,445,533
Prudential Financial, Inc. 4.75%, 09/17/15	3,000,000	3,147,785

		52,440,449

Corporate Bonds (continued)

	Principal Amount	Market Value

Media 1.4%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.80%, 03/15/22	$5,000,000	$5,166,517
NBCUniversal Enterprise, Inc. 1.97%, 04/15/19 (a)	8,000,000	7,923,624
NBCUniversal Media LLC 4.38%, 04/01/21	4,000,000	4,411,491
Time Warner Cable, Inc. 6.75%, 07/01/18	3,250,000	3,840,506

		21,342,138

Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc. 3.10%, 03/15/20	2,500,000	2,526,686
3.55%, 03/01/22	3,650,000	3,614,595
3.88%, 03/15/23 (c)	10,500,000	10,475,709
5.45%, 03/15/43	1,000,000	1,038,543
Kinross Gold Corp. 6.88%, 09/01/41	5,000,000	5,134,107
Xstrata (Canada) Financial Corp. 4.95%, 11/15/21 (a)	2,000,000	2,131,139
Xstrata Finance (Canada) Ltd. 5.80%, 11/15/16 (a)	2,148,000	2,363,190

		27,283,969

Oil, Gas & Consumable Fuels 8.3%
BP AMI Leasing, Inc. 5.52%, 05/08/19 (a)	3,000,000	3,410,746
BP Capital Markets PLC 2.24%, 09/26/18	5,000,000	5,084,252
2.24%, 05/10/19	10,000,000	10,074,302
3.56%, 11/01/21	8,000,000	8,343,378
Continental Resources, Inc. 4.90%, 06/01/44 (a)	2,000,000	2,054,072
Devon Energy Corp. 4.00%, 07/15/21	8,510,000	9,042,593
3.25%, 05/15/22	2,500,000	2,521,410
Encana Corp. 3.90%, 11/15/21 (c)	13,000,000	13,797,836
Global Marine, Inc. 7.00%, 06/01/28	1,000,000	1,121,999
Murphy Oil Corp. 3.70%, 12/01/22	15,500,000	15,426,439
Noble Holding International Ltd. 3.95%, 03/15/22 (c)	10,000,000	10,235,833
Petroleos Mexicanos 3.50%, 01/30/23	5,000,000	4,890,760
Plains Exploration & Production Co. 8.63%, 10/15/19	5,000,000	5,318,750
Pride International, Inc. 6.88%, 08/15/20	2,500,000	3,039,923

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Rowan Cos., Inc. 5.00%, 09/01/17	$6,280,000	$6,823,121
4.88%, 06/01/22	2,830,000	3,042,905
Transocean, Inc. 7.38%, 04/15/18	5,500,000	6,357,393
6.50%, 11/15/20 (c)	3,000,000	3,469,677
6.38%, 12/15/21 (c)	8,000,000	9,249,135
7.35%, 12/15/41	1,000,000	1,263,876

		124,568,400

Pharmaceuticals 2.0%
AbbVie, Inc. 1.75%, 11/06/17	5,000,000	5,021,957
2.90%, 11/06/22	8,000,000	7,736,279
Novartis Capital Corp. 4.40%, 05/06/44	3,000,000	3,122,421
Watson Pharmaceuticals, Inc. 1.88%, 10/01/17	7,416,000	7,476,816
3.25%, 10/01/22	7,000,000	6,877,331

		30,234,804

Real Estate Investment Trusts (REITs) 2.8%
CommonWealth REIT 6.25%, 06/15/17	1,250,000	1,349,011
Corporate Office Properties LP 3.70%, 06/15/21	8,500,000	8,450,074
Highwoods Realty LP 5.85%, 03/15/17	1,380,000	1,534,564
Piedmont Operating Partnership LP 4.45%, 03/15/24	10,000,000	10,216,062
ProLogis LP 2.75%, 02/15/19	10,000,000	10,189,289
3.35%, 02/01/21	5,000,000	5,077,954
UDR, Inc. 3.70%, 10/01/20	5,000,000	5,251,616

		42,068,570

Road & Rail 1.6%
Burlington Northern Santa Fe LLC 4.90%, 04/01/44	7,250,000	7,747,330
Canadian Pacific Railway Ltd. 4.50%, 01/15/22	5,000,000	5,525,018
ERAC USA Finance LLC 2.80%, 11/01/18 (a)	5,000,000	5,174,435
United Parcel Service, Inc. 5.13%, 04/01/19	5,000,000	5,726,899

		24,173,682

Tobacco 2.1%
Altria Group, Inc. 4.75%, 05/05/21	4,000,000	4,412,582
4.00%, 01/31/24 (c)	8,250,000	8,462,812

Corporate Bonds (continued)

	Principal Amount	Market Value

Tobacco (continued)
Lorillard Tobacco Co. 6.88%, 05/01/20	$7,000,000	$8,318,510
Reynolds American, Inc. 3.25%, 11/01/22	3,000,000	2,892,201
4.85%, 09/15/23	7,000,000	7,500,605

		31,586,710

Total Corporate Bonds (cost $893,725,707)		930,932,886

Municipal Bonds 2.2%
California 1.5%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	4,610,951
State of California, GO 5.70%, 11/01/21	10,250,000	12,305,023
6.65%, 03/01/22	4,000,000	4,987,200

		21,903,174

District of Columbia 0.7%
Metropolitan Washington Airports Authority, RB 7.46%, 10/01/46	6,000,000	8,076,240
Series D, 8.00%, 10/01/47	2,000,000	2,651,860

		10,728,100

Total Municipal Bonds (cost $30,298,191)		32,631,274

Sovereign Bond 0.9%
ISRAEL 0.9%
Israel Government AID Bond, 5.50%, 12/04/23	10,602,000	12,863,464

Total Sovereign Bond (cost $12,833,938)		12,863,464

U.S. Government Mortgage Backed Agencies 4.4%
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	2,715,348	2,835,396
Pool# AU3180 3.00%, 08/01/28	14,124,533	14,696,686
Pool# AP0524 3.00%, 07/01/42	6,481,943	6,417,377
Pool# AP4507 3.00%, 09/01/42	12,113,284	11,992,625
Pool# AQ9116 3.00%, 12/01/42	13,181,827	13,046,405

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AR4239 3.00%, 02/01/43	$14,094,242	$13,949,447
Pool# AR9398 3.50%, 06/01/43	3,115,305	3,210,225

Total U.S. Government Mortgage Backed Agencies (cost $68,057,247)		66,148,161

U.S. Government Sponsored & Agency Obligations 11.5%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(a)	8,225,000	9,161,293
Federal Farm Credit Banks 2.80%, 11/05/14	10,000,000	10,089,910
0.65%, 03/28/17	10,000,000	9,936,670
Federal Home Loan Banks 2.75%, 03/13/15	5,000,000	5,090,341
3.63%, 03/12/21	8,000,000	8,676,429
5.00%, 03/12/21	5,000,000	5,855,515
Federal Home Loan Mortgage Corp. 1.00%, 08/20/14	20,000,000	20,025,122
5.35%, 08/01/15	13,000,000	13,717,677
5.13%, 11/17/17	8,000,000	9,064,009
Federal National Mortgage Association 4.38%, 10/15/15	24,000,000	25,265,477
0.00%, 06/01/17	1,000,000	973,118
Private Export Funding Corp. 3.05%, 10/15/14	10,000,000	10,083,153
2.25%, 12/15/17	7,000,000	7,236,041
4.30%, 12/15/21	20,000,000	22,276,744
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	15,246,687

Total U.S. Government Sponsored & Agency Obligations (cost $166,820,529)		172,698,186

U.S. Treasury Notes 4.5%
U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19(c)(e)	3,000,000	3,730,816
U.S. Treasury Notes 0.75%, 02/28/18(c)	12,000,000	11,810,626
0.63%, 04/30/18(c)	45,000,000	43,938,279
1.63%, 11/15/22	8,000,000	7,561,249

Total U.S. Treasury Notes (cost $68,177,878)		67,040,970

Yankee Dollars 1.6%

	Principal Amount	Market Value

Chemicals 0.8%
Potash Corp of Saskatchewan, Inc., 3.63%, 03/15/24	$12,525,000	$12,784,046

Energy Equipment & Services 0.4%
Weatherford International Ltd., 6.50%, 08/01/36	4,700,000	5,572,704

Metals & Mining 0.2%
Xstrata Canada Corp., 6.00%, 10/15/15	2,740,000	2,908,363

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.40%, 05/01/28	2,000,000	2,624,775

Total Yankee Dollars (cost $22,279,387)		23,889,888

Mutual Fund 1.6%

	Shares

Money Market Fund 1.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (f)	24,624,093	24,624,093

Total Mutual Fund (cost $24,624,093)		24,624,093

Repurchase Agreements 0.7%

	Principal Amount

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $5,000,014, collateralized by U.S. Government Agency Securities ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $5,100,123. (g)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $2,344,360, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $2,391,248. (g)	2,344,355	2,344,355

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Bond Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $3,000,008, collateralized by U.S. Government Agency Securities ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $3,060,000. (g)	$3,000,000	$3,000,000

Total Repurchase Agreements (cost $10,344,355)		10,344,355

Total Investments (cost $1,447,619,266) (h) — 99.9%		1,496,395,889
Other assets in excess of liabilities — 0.1%		1,454,503

NET ASSETS — 100.0%		$1,497,850,392

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2014 was $218,284,469 which represents 14.57% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date.

(c)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $104,078,308, which was collateralized by repurchase agreements with a value of $10,344,355 and $96,581,794 of collateral in the form of U.S Government Treasury and Agency Securities, interest rates ranging from 0.00% — 36.29%, and maturity dates ranging from 07/15/14 — 11/20/63, a total value of $106,926,149.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date reflects the next call date.

(e)	Principal amounts are not adjusted for inflation.

(f)	Represents 7-day effective yield as of June 30, 2014.
(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $10,344,355.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ACB	Agricultural Credit Bank

AID	Agency for International Development

BA	Limited

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Core Bond Fund
Assets:
Investments, at value* (cost $1,437,274,911)	$1,486,051,534
Repurchase agreements, at value (cost $10,344,355)	10,344,355

Total Investments, at value (total cost $1,447,619,266)	1,496,395,889

Interest and dividends receivable	11,708,684
Security lending income receivable	10,954
Receivable for capital shares issued	1,221,562
Prepaid expenses	8,503

Total Assets	1,509,345,592

Liabilities:
Payable for capital shares redeemed	546,609
Cash overdraft (Note 2)	864
Payable upon return of securities loaned (Note 2)	10,344,355
Accrued expenses and other payables:
Investment advisory fees	479,533
Fund administration fees	35,777
Distribution fees	22,937
Administrative servicing fees	13,329
Accounting and transfer agent fees	1,750
Trustee fees	630
Custodian fees	7,596
Compliance program costs (Note 3)	1,153
Professional fees	28,247
Printing fees	11,201
Other	1,219

Total Liabilities	11,495,200

Net Assets	$1,497,850,392

Represented by:
Capital	$1,422,813,060
Accumulated undistributed net investment income	23,459,703
Accumulated net realized gains from investments	2,801,006
Net unrealized appreciation/(depreciation) from investments	48,776,623

Net Assets	$1,497,850,392

*	Includes value of securities on loan of $104,078,308 (Note 2).

13

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Core Bond Fund
Net Assets:
Class I Shares	$16,137, 755
Class II Shares	110,388,172
Class Y Shares	1,371,324,465

Total	$1,497,850,392

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,444,857
Class II Shares	9,925,769
Class Y Shares	122,770,397

Total	134,141,023

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.17
Class II Shares	$11.12
Class Y Shares	$11.17

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Core Bond Fund
INVESTMENT INCOME:
Interest income	$23,914,628
Income from securities lending (Note 2)	91,933
Dividend income	8,545

Total Income	24,015,106

EXPENSES:
Investment advisory fees	2,820,876
Fund administration fees	213,963
Distribution fees Class II Shares	140,185
Administrative servicing fees Class I Shares	11,024
Administrative servicing fees Class II Shares	84,111
Professional fees	48,610
Printing fees	7,808
Trustee fees	22,243
Custodian fees	25,559
Accounting and transfer agent fees	3,441
Compliance program costs (Note 3)	2,314
Other	21,887

Total expenses before earnings credit	3,402,021

Earnings credit (Note 5)	(449)

Net Expenses	3,401,572

NET INVESTMENT INCOME	20,613,534

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,996,420
Net change in unrealized appreciation/(depreciation) from investments	39,954,153

Net realized/unrealized gains from investments	42,950,573

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$63,564,107

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Core Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$20,613,534	$35,671,974
Net realized gains from investments	2,996,420	2,279,392
Net change in unrealized appreciation/(depreciation) from investments	39,954,153	(61,386,325)

Change in net assets resulting from operations	63,564,107	(23,434,959)

Distributions to Shareholders From:
Net investment income:
Class I	–	(338,733)
Class II	–	(2,700,809)
Class Y	–	(34,948,419)
Net realized gains:
Class I	–	(155,358)
Class II	–	(1,185,543)
Class Y	–	(12,746,076)

Change in net assets from shareholder distributions	–	(52,074,938)

Change in net assets from capital transactions	51,082,245	261,937,825

Change in net assets	114,646,352	186,427,928

Net Assets:
Beginning of period	1,383,204,040	1,196,776,112

End of period	$1,497,850,392	$1,383,204,040

Accumulated undistributed net investment income at end of period	$23,459,703	$2,846,169

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,222,283	$5,260,451
Dividends reinvested	–	494,091
Cost of shares redeemed	(2,114,678)	(11,333,011)

Total Class I Shares	2,107,605	(5,578,469)

Class II Shares
Proceeds from shares issued	4,897,455	12,736,715
Dividends reinvested	–	3,886,352
Cost of shares redeemed	(10,401,864)	(20,065,358)

Total Class II Shares	(5,504,409)	(3,442,291)

Class Y Shares
Proceeds from shares issued	107,266,698	246,672,465
Dividends reinvested	–	47,694,495
Cost of shares redeemed	(52,787,649)	(23,408,375)

Total Class Y Shares	54,479,049	270,958,585

Change in net assets from capital transactions	$51,082,245	$261,937,825

16

Statements of Changes in Net Assets (Continued)

	NVIT Core Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	385,059	475,697
Reinvested	–	45,810
Redeemed	(193,290)	(1,023,385)

Total Class I Shares	191,769	(501,878)

Class II Shares
Issued	454,792	1,153,102
Reinvested	–	361,627
Redeemed	(950,741)	(1,810,602)

Total Class II Shares	(495,949)	(295,873)

Class Y Shares
Issued	9,771,290	22,089,349
Reinvested	–	4,424,181
Redeemed	(4,801,162)	(2,100,387)

Total Class Y Shares	4,970,128	24,413,143

Total change in shares	4,665,948	23,615,392

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class I Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$10.69	0.15	0.33	0.48	–	–	–	–	$11.17	4.49%		$16,137,755	0.59%	2.76%	0.59%	10.61%
Year Ended December 31, 2013 (d)	$11.31	0.30	(0.51)	(0.21)	(0.29)	(0.12)	(0.41)	–	$10.69	(1.91%	)	$13,398,109	0.60%	2.68%	0.60%	33.61%
Year Ended December 31, 2012 (d)	$10.89	0.34	0.50	0.84	(0.35)	(0.07)	(0.42)	–	$11.31	7.75%		$19,849,931	0.60%	2.99%	0.60%	44.60%
Year Ended December 31, 2011 (d)	$10.53	0.34	0.35	0.69	(0.33)	–	(0.33)	–	$10.89	6.59%		$20,380,874	0.60%	3.18%	0.60%	43.26%
Year Ended December 31, 2010 (d)	$10.21	0.34	0.38	0.72	(0.29)	(0.11)	(0.40)	–	$10.53	7.06%		$15,195,891	0.62%	3.18%	0.62%	38.76%
Year Ended December 31, 2009 (d)	$9.69	0.35	0.50	0.85	(0.28)	(0.05)	(0.33)	–	$10.21	8.78%		$13,455,339	0.65%	3.47%	0.65%	64.87%

Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$10.66	0.14	0.32	0.46	–	–	–	–	$11.12	4.32%		$110,388,172	0.84%	2.51%	0.84%	10.61%
Year Ended December 31, 2013 (d)	$11.28	0.27	(0.51)	(0.24)	(0.26)	(0.12)	(0.38)	–	$10.66	(2.13%	)	$111,094,728	0.84%	2.43%	0.84%	33.61%
Year Ended December 31, 2012 (d)	$10.86	0.31	0.50	0.81	(0.32)	(0.07)	(0.39)	–	$11.28	7.48%		$120,912,530	0.85%	2.74%	0.85%	44.60%
Year Ended December 31, 2011 (d)	$10.51	0.31	0.34	0.65	(0.30)	–	(0.30)	–	$10.86	6.24%		$129,001,795	0.85%	2.92%	0.85%	43.26%
Year Ended December 31, 2010 (d)	$10.19	0.31	0.38	0.69	(0.26)	(0.11)	(0.37)	–	$10.51	6.78%		$146,037,394	0.87%	2.94%	0.87%	38.76%
Year Ended December 31, 2009 (d)	$9.67	0.31	0.52	0.83	(0.26)	(0.05)	(0.31)	–	$10.19	8.59%		$204,807,516	0.88%	3.03%	0.88%	64.87%

Class Y Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$10.69	0.16	0.32	0.48	–	–	–	–	$11.17	4.49%		$1,371,324,465	0.44%	2.91%	0.44%	10.61%
Year Ended December 31, 2013 (d)	$11.31	0.31	(0.50)	(0.19)	(0.31)	(0.12)	(0.43)	–	$10.69	(1.72%	)	$1,258,711,203	0.44%	2.83%	0.44%	33.61%
Year Ended December 31, 2012 (d)	$10.89	0.35	0.51	0.86	(0.37)	(0.07)	(0.44)	–	$11.31	7.91%		$1,056,013,651	0.45%	3.13%	0.45%	44.60%
Year Ended December 31, 2011 (d)	$10.53	0.36	0.34	0.70	(0.34)	–	(0.34)	–	$10.89	6.75%		$904,151,342	0.45%	3.33%	0.45%	43.26%
Year Ended December 31, 2010 (d)	$10.21	0.36	0.37	0.73	(0.30)	(0.11)	(0.41)	–	$10.53	7.22%		$609,548,016	0.46%	3.33%	0.46%	38.76%
Year Ended December 31, 2009 (d)	$9.69	0.38	0.48	0.86	(0.29)	(0.05)	(0.34)	–	$10.21	8.92%		$273,421,409	0.50%	3.69%	0.50%	64.87%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds and NVIT Flexible Moderate Growth Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$16,051,670	$—	$16,051,670
Collateralized Mortgage Obligations	—	81,370,137	—	81,370,137
Commercial Mortgage Backed Securities	—	57,800,805	—	57,800,805
Corporate Bonds	—	930,932,886	—	930,932,886
Municipal Bonds	—	32,631,274	—	32,631,274
Mutual Fund	24,624,093	—	—	24,624,093
Repurchase Agreements	—	10,344,355	—	10,344,355
Sovereign Bond	—	12,863,464	—	12,863,464
U.S. Government Mortgage Backed Agencies	—	66,148,161	—	66,148,161
U.S. Government Sponsored & Agency Obligations	—	172,698,186	—	172,698,186
U.S. Treasury Notes	—	67,040,970	—	67,040,970
Yankee Dollars	—	23,889,888	—	23,889,888
Total	$24,624,093	$1,471,771,796	$—	$1,496,395,889

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of June 30, 2014, the Fund had an overdrawn balance of $864 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$5,000,000	$—	$5,000,000	$(5,000,000)	$—
Credit Suisse (USA) LLC	2,344,355	—	2,344,355	(2,344,355)	—
Goldman Sachs & Co.	3,000,000	—	3,000,000	(3,000,000)	—
Total	$10,344,355	$—	$10,344,355	$(10,344,355)	$—

Amounts designated as — are zero or have been rounded to zero.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion and more	0.38%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.39%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the affiliated Subadviser. NFA paid the Subadviser $871,200 during the six months ended June 30, 2014.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $213,963 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,314.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $95,135 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $0 and $15, respectively.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $227,898,889 and sales of $150,183,816 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

9.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,447,619,266	$54,649,962	$(5,873,339)	$48,776,623

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Core Bond Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

28

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may

29

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

30

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

31

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

32

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

33

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

34

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

35

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

36

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

37

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

38

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

39

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

40

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

41

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund

SAR-MSB 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi Sector Bond Fund

Asset Allocation†

Corporate Bonds	42.5%
Sovereign Bonds	17.7%
U.S. Government Mortgage Backed Agencies	14.2%
Mutual Fund	11.1%
Asset-Backed Securities	9.7%
U.S. Treasury Notes	4.7%
Commercial Mortgage Backed Securities	3.9%
Collateralized Mortgage Obligations	3.6%
Repurchase Agreements	3.4%
Bank Loans	1.7%
Yankee Dollars	0.9%
U.S. Treasury Bond	0.9%
Municipal Bonds	0.6%
U.S. Government Sponsored & Agency Obligations	0.5%
Preferred Stock	0.3%
Warrant††	0.0%
Common Stocks††	0.0%
Liabilities in excess of other assets†††	(15.7%)
100.0%

Top Industries††††

Automobiles	6.5%
Oil, Gas & Consumable Fuels	4.7%
Diversified Telecommunication Services	3.4%
Banks	3.2%
Media	2.5%
Metals & Mining	2.0%
Diversified Financial Services	1.6%
Capital Markets	1.5%
Health Care Providers & Services	1.4%
Chemicals	1.4%
Other Industries*	71.8%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Fund Overview (con’t.)	NVIT Multi Sector Bond Fund

Top Holdings††††

Fidelity Institutional Money Market Fund — Institutional Class, 0.09%	9.6%
Federal National Mortgage Association Pool TBA, 3.50%, 07/25/44	3.0%
U.S. Treasury Notes, 2.50%, 05/15/24	2.6%
Federal National Mortgage Association Pool TBA, 4.50%, 07/25/44	1.5%
Federal National Mortgage Association Pool TBA, 3.00%, 07/25/44	1.3%
Federal National Mortgage Association Pool TBA, 4.00%, 07/25/44	1.0%
Federal National Mortgage Association Pool TBA, 5.00%, 07/25/44	0.8%
U.S. Treasury Bond, 3.63%, 02/15/44	0.7%
U.S. Treasury Notes, 1.63%, 06/30/19	0.7%
Federal National Mortgage Association Pool TBA, 2.50%, 07/25/29	0.7%
Other Holdings*	78.1%
100.0%
††††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi Sector Bond Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,058.40	4.64	0.91
	Hypothetical	(a)(b)	1,000.00	1,020.28	4.56	0.91
Class Y Shares	Actual	(c)	1,000.00	1,021.30	1.27	0.75
	Hypothetical	(a)(b)	1,000.00	1,021.08	3.76	0.75

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

6

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 9.7%

	Principal Amount	Market Value

Auto Floor Plan 0.4%
Ally Master Owner Trust Series 2012-1, Class A2, 1.44%, 02/15/17	$140,000	$140,794
Series 2013-1, Class A2, 1.00%, 02/15/18	875,000	878,448

		1,019,242

Automobiles 6.8%
Ally Auto Receivables Trust
Series 2011-1, Class A4, 2.23%, 03/15/16	282,710	284,004
Series 2012-3, Class A3, 0.85%, 08/15/16	1,569,729	1,573,303
Series 2013-SN1, Class A2, 0.52%, 05/20/15	206,562	206,601
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class B, 2.28%, 06/08/16	276,007	276,572
Series 2012-4, Class A2, 0.49%, 04/08/16	134,302	134,302
Series 2012-5, Class A2, 0.51%, 01/08/16	74,428	74,428
Series 2012-5, Class A3, 0.62%, 06/08/17	380,000	380,223
Series 2013-1, Class A2, 0.49%, 06/08/16	74,600	74,596
Series 2013-2, Class A2, 0.53%, 11/08/16	127,525	127,559
Series 2013-3, Class A2, 0.68%, 10/11/16	501,740	502,070
Series 2014-2, Class A2B, 0.43%, 10/10/17 (a)	1,005,000	1,005,018
ARI Fleet Lease Trust, Series 2014-A, Class A1, 0.25%, 04/15/15 (b)	500,172	500,174
Bank of America Auto Trust, Series 2012-1, Class A3, 0.78%, 06/15/16	941,926	943,149
CFC LLC
Series 2013-1A, Class A, 1.65%, 07/17/17 (b)	153,984	154,411
Series 2014-1A, Class A, 1.46%, 12/17/18 (b)	388,412	387,643
Chesapeake Funding LLC
Series 2012-1A, Class A, 0.90%, 11/07/23 (a)(b)	300,891	301,896
Series 2014-1A, Class C, 1.35%, 03/07/26 (a)(b)	200,000	200,000
DT Auto Owner Trust
Series 2013-1A, Class A, 0.75%, 05/16/16 (b)	138,338	138,353

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
DT Auto Owner Trust (continued)
Series 2013-2A, Class A, 0.81%, 09/15/16 (b)	$71,417	$71,445
Enterprise Fleet Financing LLC, Series 2011-3, Class A2, 1.62%, 05/20/17 (b)	71,843	71,907
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17 (b)	144,997	145,272
Ford Credit Auto Lease Trust
Series 2012-A, Class A3, 0.84%, 08/15/16	206,661	206,961
Series 2012-B, Class A3, 0.57%, 09/15/15	951,707	952,153
GM Financial Leasing Trust, Series 2014-1A, Class B, 1.76%, 05/21/18 (b)	500,000	501,502
Honda Auto Receivables Owner Trust
Series 2011-3, Class A3, 0.88%, 09/21/15	23,748	23,772
Series 2013-2, Class A2, 0.37%, 10/16/15	135,604	135,616
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A3, 0.92%, 08/17/15 (b)	1,846,373	1,847,955
Hyundai Auto Receivables Trust
Series 2010-A, Class A4, 2.45%, 12/15/16	338,430	339,989
Series 2011-B, Class A4, 1.65%, 02/15/17	207,801	208,485
Series 2012-A, Class A3, 0.72%, 03/15/16	70,814	70,850
Motor PLC, Series 12A, Class A1C, 1.29%, 02/25/20 (b)	186,667	186,876
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3, 0.95%, 02/16/16	147,142	147,410
Prestige Auto Receivables Trust
Series 2013-1A, Class A2, 1.09%, 02/15/18 (b)	193,260	193,582
Series 2014-1A, Class A1, 0.27%, 04/15/15 (b)	360,098	360,066
Series 2014-1A, Class A3, 1.52%, 04/15/20 (b)	365,000	365,306
Santander Drive Auto Receivables Trust
Series 2011-2, Class B, 2.66%, 01/15/16	20,891	20,905
Series 2012-1, Class B, 2.72%, 05/16/16	242,211	243,098
Series 2012-2, Class B, 2.09%, 08/15/16	151,494	152,013
Series 2012-3, Class A3, 1.08%, 04/15/16	80,543	80,580

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-5, Class A3, 0.83%, 12/15/16	$127,453	$127,530
Series 2012-6, Class A3, 0.62%, 07/15/16	287,580	287,637
Series 2013-1, Class A3, 0.62%, 06/15/17	801,534	801,787
Series 2013-1, Class B, 1.16%, 01/15/19	620,000	621,032
Series 2013-2, Class A2, 0.47%, 03/15/16	76,691	76,693
Series 2013-2, Class A3, 0.70%, 09/15/17	885,000	885,693
Series 2013-A, Class A2, 0.80%, 10/17/16 (b)	180,982	181,166
Series 2014-1, Class A1, 0.27%, 01/15/15	163,468	163,467
SMART Trust
Series 2011-2USA, Class A4A, 2.31%, 04/14/17 (b)	778,340	788,639
Series 2012-1USA, Class A4A, 2.01%, 12/14/17 (b)	330,000	334,832
Tidewater Auto Receivables Trust, Series 2014-AA, Class A1, 0.40%, 06/15/15 (b)	355,000	355,132
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A2, 0.48%, 02/15/16	243,829	243,935
Westlake Automobile Receivables Trust, Series 2014-1, Class A1, 0.35%, 06/15/15 (b)	781,492	781,508
Wheels SPV LLC, Series 2014-1A, Class A1, 0.24%, 05/20/15 (b)	386,695	386,698

		19,625,794

Home Equity 0.0%†
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.69%, 08/25/31 (a)	63,929	51,297

Other 1.7%
CCG Receivables Trust Series 2013-1, Class A2, 1.05%, 08/14/20 (b)	247,959	248,447
Series 2014-1, Class A1, 0.27%, 05/14/15 (b)	551,136	551,141
Series 2014-1, Class A2, 1.06%, 11/15/21 (b)	360,000	359,804
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47 (a)	230,574	223,595

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.25%, 04/25/32 (a)	$326,723	$325,781
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33	71,525	77,598
Kubota Credit Owner Trust, Series 2014-1A, Class A1, 0.22%, 05/15/15 (b)	246,077	246,069
MMAF Equipment Finance LLC Series 2014-AA, Class A1, 0.20%, 07/02/15 (b)	1,110,000	1,109,889
Series 2014-AA, Class A5, 2.33%, 12/08/25 (b)	915,000	917,454
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36	30,460	22,380
Series 2007-1, Class AF2, 5.51%, 04/25/37	117,113	65,404
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 0.85%, 12/10/18 (a)(b)	560,000	561,926

		4,709,488

Student Loan 0.8%
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.85%, 06/17/30 (b)	885,000	874,166
SLM Student Loan Trust Series 2010-A, Class 2A, 3.40%, 05/16/44 (a)(b)	635,421	668,456
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)	515,000	542,503
Series 2014-A, Class A2B, 1.30%, 01/15/26 (a)(b)	275,000	279,364

		2,364,489

Total Asset-Backed Securities (cost $27,499,022)		27,770,310

Bank Loans 1.7%
Aerospace & Defense 0.1%
TransDigm, Inc., Tranche D Term Loans, 3.87%, 06/04/21	250,000	248,750

Chemicals 0.1%
Axalta Coating Systems US Holdings, Inc., Term B Loan, 4.11%, 02/01/20	249,370	249,308

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Bank Loans (continued)

	Principal Amount	Market Value

Commercial Services & Supplies 0.1%
Ceridian Corp., 0.00%, 08/14/15	$225,000	$225,245
EnergySolutions LLC, 0.00%, 01/01/00	250,000	252,500

		477,745

Hotels, Restaurants & Leisure 0.1%
Playa Resorts Holdings BV, 0.00%, 08/09/19	249,372	249,995

Household Products 0.0%
Sun Products Corp. (The), Tranche B Term Loan, 0.00%, 03/23/20	70,000	68,557

Internet Software & Services 0.1%
Go Daddy Operating Co. LLC, 4.82%, 05/01/21	200,000	198,812

Machinery 0.0%
Flint Group Holdings Sarl, 0.00%, 12/31/16	185,000	185,925

Media 0.5%
IMG Worldwide Holdings LLC, 0.00%, 05/06/21	200,000	201,200
Metro-Goldwyn-Mayer, Inc., 0.00%, 06/04/20	200,000	202,166
Numericable Group SA, Tranche B-1 Loans, 0.00%, 05/21/20	115,962	116,632
Numericable US LLC, Tranche B-1 Loans, 0.00%, 05/21/20	134,038	134,813
Nuveen Investments, Inc., Tranche B Term Loans, 0.00%, 02/28/19	275,000	277,307
Pantheon, Inc., 0.00%, 03/11/21	250,000	247,813
TWCC Holding Corp., 0.00%, 06/26/20	250,000	247,577
Visant Corp., 5.95%, 12/22/16	200,000	199,050

		1,626,558

Oil, Gas & Consumable Fuels 0.1%
Jonah Energy LLC, 0.00%, 05/08/21	200,000	201,334

Paper & Forest Products 0.1%
New Page Corp., Term B Loan, 9.61%, 02/11/21	275,000	275,344

Bank Loans (continued)

	Principal Amount	Market Value

Pharmaceuticals 0.1%
Salix Pharmaceuticals, Ltd., 3.89%, 01/02/20	$246,835	$248,455

Road & Rail 0.1%
Neff Rental LLC, 7.35%, 05/21/21	250,000	248,750

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc., 0.00%, 01/15/21	199,497	200,214

Specialty Retail 0.1%
Party City Holdings, Inc., 0.00%, 07/27/19	249,373	247,698

Textiles, Apparel & Luxury Goods 0.1%
Nine West Holdings, Inc., 0.00%, 10/08/19	250,000	251,032

Total Bank Loans (cost $4,957,416)		4,978,477

Collateralized Mortgage Obligations 3.6%
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58 (a)(b)	8,485	8,549
Banc of America Mortgage Securities, Inc.
Series 2004-I, Class 2A2, 2.76%, 10/25/34 (a)	24,615	24,406
Series 2007-3, Class 1A1, 6.00%, 09/25/37	210,196	191,602
BCAP LLC Trust, Series 2011-R11, Class 20A5, 2.61%, 03/26/35 (a)(b)	240,277	245,225
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	126,869	128,861
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-11, Class 5A1, 0.75%, 03/25/35 (a)	374,273	315,921
Series 2006-1, Class A2, 6.00%, 03/25/36	96,197	86,801
FDIC Trust
Series 2011-R1, Class A, 2.67%, 07/25/26 (b)	397,369	408,691
Series 2010-R1, Class A, 2.18%, 05/25/50 (b)	328,078	330,156
Federal Home Loan Mortgage Co. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	138,509	150,453

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Reference REMIC, Series R006, Class ZA, 6.00%, 04/15/36	$248,412	$277,825
Federal Home Loan Mortgage Corp. REMICS
Series 3640, Class JA, 1.50%, 03/15/15	71,751	71,967
Series 1103, Class N, IO, 1156.50%, 06/15/21	1	29
Series 3558, Class G, 4.00%, 08/15/24	485,000	525,329
Series 3123, Class HT, 5.00%, 03/15/26	92,933	101,069
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	131,926
Series 2129, Class SG, IO, 6.85%, 06/17/27 (a)	409,957	65,971
Series 3599, Class DY, 4.50%, 11/15/29	420,000	456,808
Series 3653, Class B, 4.50%, 04/15/30	405,000	440,468
Series 2649, Class IM, IO, 7.00%, 07/15/33	92,732	21,671
Series 2725, Class TA, 4.50%, 12/15/33	20,000	21,704
Series 3704, Class DC, 4.00%, 11/15/36	142,917	154,770
Federal National Mortgage Association Grantor Trust
Series 2001-T5, Class A2, 6.99%, 02/19/30 (a)	190,132	210,186
Series 2001-T5, Class A3, 7.50%, 06/19/30 (a)	126,163	146,558
Series 2001-T4, Class A1, 7.50%, 07/25/41	140,583	164,271
Series 2001-T10, Class A2, 7.50%, 12/25/41	269,686	284,296
Federal National Mortgage Association Interest Strip
Series 207, Class 2, IO, 8.00%, 02/01/23	80,056	16,791
Series 264, Class 2, IO, 8.00%, 07/01/24	170,780	35,971
Series 267, Class 2, IO, 8.50%, 10/01/24	204,252	52,020
Series 274, Class 2, IO, 8.50%, 10/01/25	187,804	45,953
Series 277, Class 2, IO, 7.50%, 04/01/27	89,087	18,263
Federal National Mortgage Association REMICS
Series 2006-22, Class CE, 4.50%, 08/25/23	79,649	85,400

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS (continued)
Series 2009-71, Class MB, 4.50%, 09/25/24	$133,835	$142,590
Series 2004-70, Class EB, 5.00%, 10/25/24	83,797	91,539
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	136,021	30,348
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	133,791
Series 2009-96, Class DB, 4.00%, 11/25/29	440,905	466,689
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	145,444	30,475
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	61,448	14,169
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	207,222	48,290
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	45,231	8,491
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	181,889	206,346
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.62%, 05/25/35 (a)	59,561	59,901
Government National Mortgage Association
Series 2010-14, Class A, 4.50%, 06/16/39	97,999	104,288
Series 2010-H12, Class PT, 5.47%, 11/20/59	535,689	574,269
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1A2, 7.50%, 01/25/36 (b)	167,504	162,090
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36 (b)	70,141	73,052
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36 (b)	271,952	289,146
JPMorgan Mortgage Trust
Series 2005-A6, Class 1A2, 3.21%, 09/25/35 (a)	159,739	157,159
Series 2005-A8, Class 1A1, 5.11%, 11/25/35 (a)	66,859	63,696
Series 2006-A6, Class 1A2, 2.61%, 10/25/36 (a)	10,467	8,798
JPMorgan Reremic, Series 2010-2, Class 2A1, 2.61%, 03/21/37 (a)(b)	16,817	16,824
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34 (b)	206,886	214,030
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/22	399,167	401,594

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

NCUA Guaranteed Notes
Series 2010-R1, Class 2A, 1.84%, 10/07/20	$315,114	$317,268
Series 2010-R3, Class 3A, 2.40%, 12/08/20	208,066	211,698
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.07%, 10/25/34 (a)	51,064	50,240
RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35 (b)	362,183	377,185
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 2.65%, 11/25/33 (a)	293,615	293,906
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A4, 2.05%, 11/25/36 (a)	162,191	134,825
Wells Fargo Mortgage Backed Securities Trust
Series 2004-P, Class 2A1, 2.61%, 09/25/34 (a)	60,798	60,966
Series 2005-AR2, Class 2A1, 2.61%, 03/25/35 (a)	112,780	113,701
Series 2006-AR6, Class 7A1, 5.02%, 03/25/36 (a)	71,928	72,310
Series 2006-AR10, Class 5A1, 2.61%, 07/25/36 (a)	191,280	185,483

Total Collateralized Mortgage Obligations (cost $9,352,991)		10,335,068

Commercial Mortgage Backed Securities 3.9%
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/32 (a)(b)	295,000	312,875
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM, 5.79%, 04/10/49 (a)	635,000	702,738
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.42%, 02/10/51 (a)	335,000	378,729
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	145,000	157,210
Commercial Mortgage Asset Trust, Series 1999-C1, Class D, 7.30%, 01/17/32 (a)	10,506	10,512
Commercial Mortgage Trust, Series 2001-J2A, Class E, 7.16%, 07/16/34 (a)(b)	210,000	210,236

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C5, Class D, 5.12%, 12/15/36 (a)	$56,871	$56,880
Series 2004-C5, Class B, 4.93%, 11/15/37 (a)	360,000	364,239
Series 2005-C2, Class A3, 4.69%, 04/15/37	159,345	160,464
Series 2005-C3, Class, 4.77%, 07/17/37	75,000	76,933
Series 2005-C4, Class B, 5.29%, 08/15/38 (a)	160,000	163,077
DBCCRE Mortgage Trust, Series 2014-ARCP, Class C, 5.10%, 01/10/34 (a)(b)	265,000	275,428
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)	350,000	352,474
Federal Home Loan Mortgage Co. Multifamily Structured Pass Through Certificates
Series K501, Class X1A, IO, 1.86%, 08/25/16 (a)	3,300,207	75,692
Series K702, Class X1, IO, 1.70%, 02/25/18 (a)	6,018,195	290,578
Series K715, Class A2, 2.86%, 01/25/21	285,000	294,277
Federal National Mortgage Association-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20 (a)	117,968	131,593
FREMF Mortgage Trust, Series 2010-K7, Class B, 5.62%, 04/25/20 (a)(b)	565,000	629,818
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class F, 5.33%, 07/10/45 (a)(b)	160,000	162,924
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	69,241	69,207
Government National Mortgage Association
Series 2010-124, Class C, 3.39%, 03/16/45	175,000	179,690
Series 2010-74, Class IO, IO, 0.45%, 03/16/50 (a)	2,437,526	67,342
Series 2011-67, Class B, 3.86%, 10/16/47 (a)	270,000	280,893
Series 2012-115, Class IO, IO, 0.43%, 04/16/54 (a)	2,250,750	97,140
Series 2012-115, Class A, 2.13%, 04/16/45	149,691	146,728

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Government National Mortgage Association (continued)
Series 2012-147, Class AE, 1.75%, 07/16/47	$77,844	$74,377
Series 2012-99, Class CI, IO, 1.04%, 10/16/49 (a)	2,082,430	145,526
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	280,000	284,459
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B, 5.41%, 07/15/41 (a)	160,000	162,901
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class C, 2.15%, 12/15/28 (a)(b)	255,000	256,459
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Series 2007-LD11, Class AM, 5.99%, 06/15/49 (a)	150,000	158,506
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class D, 5.19%, 01/12/37 (a)	127,532	127,558
LB-UBS Commercial Mortgage Trust Series 2004-C7, Class A1A, 4.48%, 10/15/29	90,402	90,894
Series 2005-C2, Class, 5.20%, 04/15/30 (a)	200,000	205,546
Series 2005-C3, Class AM, 4.79%, 07/15/40	430,000	443,790
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AM, 5.11%, 07/12/38 (a)	735,000	765,369
Series 2006-C2, Class AM, 5.78%, 08/12/43 (a)	180,000	195,572
Series 2008-C1, Class A4, 5.69%, 02/12/51	376,685	420,229
Morgan Stanley Capital I, Series 2006-IQ12, Class AM, 5.37%, 12/15/43	145,000	156,884
Morgan Stanley Capital I Trust Series 2005-HQ6, Class D, 5.20%, 08/13/42 (a)	100,000	101,775
Series 2007-HQ12, Class A2, 5.77%, 04/12/49 (a)	71,643	72,668
Mortgage Pass Through Certificates, Series 2001-CIB2, Class D, 6.85%, 04/15/35 (a)	155,000	157,534
Motel 6 Trust Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (b)	336,718	336,913

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Motel 6 Trust (continued)
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (b)	$405,000	$400,073
Series 2012-MTL6, Class XA1, IO, 3.17%, 10/05/25 (a)(b)	2,340,000	29,711
NorthStar Mortgage Trust, Series 2012-1, Class A, 1.35%, 08/25/29 (a)(b)	141,318	141,441
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 07/15/45 (b)	265,000	295,547
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class E, 5.26%, 02/11/36 (a)(b)	65,102	65,136
RREF LLC Series 2013-LT2, Class A, 2.83%, 05/22/28 (b)	61,772	62,370
Series 2014-LT5, Class A, 2.85%, 05/15/24 (b)	136,365	136,376
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 08/20/25 (b)	14,531	14,536
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4, 5.51%, 04/15/47	110,000	118,915
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates, Series 2003-C9, Class D, 5.21%, 12/15/35 (a)	1,324	1,324
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.66%, 03/15/47	195,000	205,001

Total Commercial Mortgage Backed Securities (cost $11,311,005)		11,275,067

Corporate Bonds 42.5%
Aerospace & Defense 0.1%
Kratos Defense & Security Solutions, Inc. 7.00%, 05/15/19 (b)	240,000	248,400
TransDigm, Inc. 6.00%, 07/15/22 (b)	60,000	61,575
6.50%, 07/15/24 (b)	40,000	41,550

		351,525

Airlines 0.0%†
Continental Airlines Pass Through Trust Series 1992-2, Class B, 7.57%, 03/15/20	12,587	13,594

Auto Components 0.2%
Allison Transmission, Inc. 7.13%, 05/15/19 (b)	310,000	331,700

12

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Auto Components (continued)
Pittsburgh Glass Works LLC 8.00%, 11/15/18 (b)		$170,000	$184,875
Stackpole International Intermediate/Stackpole International Powder/Stackpl 7.75%, 10/15/21 (b)		195,000	203,775

			720,350

Automobiles 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 06/15/19		240,000	260,700
General Motors Co. 4.88%, 10/02/23 (b)		1,210,000	1,270,500
Volvo Treasury AB 5.95%, 04/01/15 (b)		445,000	460,360

			1,991,560

Banks 3.5%
ABN AMRO Bank NV 1.03%, 10/28/16 (a)(b)		300,000	302,451
Banco BMG SA 8.00%, 04/15/18 (b)		275,000	291,500
Banco do Brasil SA 3.75%, 07/25/18 (b)	EUR	240,000	345,049
6.25%, 04/15/24 (c)		$200,000	161,250
6.25%, 04/15/24 (b)(c)		200,000	162,169
9.00%, 06/18/24 (b)(c)		1,090,000	1,080,416
Banco Inbursa SA Institucion de Banca Multiple 4.13%, 06/06/24 (b)		150,000	147,703
Banco Santander Brasil SA/Cayman Islands 8.00%, 03/18/16 (b)	BRL	300,000	129,667
BBVA US Senior SAU 4.66%, 10/09/15		$500,000	522,342
Citigroup, Inc. 6.25%, 06/29/17	NZD	150,000	135,127
5.50%, 09/13/25		$330,000	368,105
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 2.25%, 12/21/16	SEK	300,000	46,048
Finansbank AS 6.25%, 04/30/19 (b)		500,000	515,549
Global Bank Corp. 4.75%, 10/05/17 (b)		400,000	408,131
HSBC USA, Inc. 2.38%, 02/13/15		300,000	303,703
Intesa Sanpaolo SpA 2.38%, 01/13/17		685,000	696,148
5.02%, 06/26/24 (b)		400,000	406,308
Korea Development Bank (The) 0.43%, 01/29/16	JPY	100,000,000	986,446

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Lloyds Banking Group PLC 7.50%, 06/27/24 (c)	$625,000	$665,625
Rabobank, Nederland NV 11.00%, 06/30/19 (b)(c)	513,000	687,916
TC Ziraat Bankasi AS 4.25%, 07/03/19 (b)	580,000	578,063
Turkiye Garanti Bankasi AS 4.75%, 10/17/19 (b)	150,000	152,055
Turkiye Halk Bankasi AS 4.75%, 06/04/19 (b)	300,000	300,315
Wachovia Capital Trust III 5.57%, 08/01/14 (c)	320,000	310,400
Wells Fargo & Co. 4.10%, 06/03/26	385,000	389,485

		10,091,971

Beverages 0.5%
Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/24	290,000	297,628
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 01/15/20	310,000	357,432
Beverages & More, Inc. 10.00%, 11/15/18 (b)	370,000	358,900
Fomento Economico Mexicano SAB de CV 4.38%, 05/10/43	190,000	178,938
Innovation Ventures LLC/Innovation Ventures Finance Corp. 9.50%, 08/15/19 (b)	175,000	171,938

		1,364,836

Biotechnology 0.3%
Amgen, Inc. 2.20%, 05/22/19	390,000	389,367
Gilead Sciences, Inc. 4.80%, 04/01/44	580,000	617,249

		1,006,616

Building Products 0.2%
CPG Merger Sub LLC 8.00%, 10/01/21 (b)	225,000	237,375
Reliance Intermediate Holdings LP 9.50%, 12/15/19 (b)	325,000	351,390

		588,765

Capital Markets 1.7%
Ameriprise Financial, Inc. 7.30%, 06/28/19	515,000	636,880
Bear Stearns Cos. LLC (The) 5.55%, 01/22/17	275,000	302,977
CDP Financial, Inc. 5.60%, 11/25/39 (b)	270,000	338,527
E*TRADE Financial Corp. 6.38%, 11/15/19	200,000	216,500

13

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The) 5.38%, 03/15/20		$385,000	$436,336
4.00%, 03/03/24		405,000	411,616
6.75%, 10/01/37		410,000	490,749
4.80%, 07/08/44		265,000	263,707
Morgan Stanley 0.71%, 10/15/15 (a)		195,000	195,328
4.75%, 11/16/18	AUD	130,000	124,979
5.00%, 11/24/25		$265,000	282,641
Nomura Holdings, Inc. 2.00%, 09/13/16		605,000	613,817
Oppenheimer Holdings, Inc. 8.75%, 04/15/18		175,000	186,813
TD Ameritrade Holding Corp. 4.15%, 12/01/14		310,000	314,756

			4,815,626

Chemicals 1.6%
Axiall Corp. 4.88%, 05/15/23 (d)		575,000	576,437
Braskem America Finance Co. 7.13%, 07/22/41 (b)		560,000	571,633
Braskem Finance Ltd. 6.45%, 02/03/24 (d)		700,000	746,375
Eagle Spinco, Inc. 4.63%, 02/15/21		280,000	279,300
Momentive Performance Materials, Inc. 8.88%, 10/15/20		190,000	203,775
NOVA Chemicals Corp. 5.25%, 08/01/23 (b)		730,000	796,284
Nufarm Australia Ltd. 6.38%, 10/15/19 (b)		190,000	198,788
Rockwood Specialties Group, Inc. 4.63%, 10/15/20		725,000	753,094
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 05/01/21 (b)(d)		300,000	327,450

			4,453,136

Commercial Services & Supplies 0.8%
ADT Corp. (The) 6.25%, 10/15/21 (d)		95,000	100,462
Atento Luxco 1 SA 7.38%, 01/29/20		350,000	360,500
Cenveo Corp. 11.50%, 05/15/17		100,000	105,750
6.00%, 08/01/19 (b)		200,000	200,250
8.50%, 09/15/22 (b)		375,000	373,125
Clean Harbors, Inc. 5.13%, 06/01/21		200,000	205,250
Covanta Holding Corp. 5.88%, 03/01/24		220,000	227,700

Corporate Bonds (continued)

	Principal Amount		Market Value

Commercial Services & Supplies (continued)
Envision Healthcare Corp. 5.13%, 07/01/22 (b)		$110,000	$110,963
Monitronics International, Inc. 9.13%, 04/01/20		285,000	304,238
PHH Corp. 6.38%, 08/15/21		150,000	158,625
Quad/Graphics, Inc. 7.00%, 05/01/22 (b)		230,000	230,000

			2,376,863

Communications Equipment 0.6%
Avaya, Inc.
9.00%, 04/01/19 (b)(d)		300,000	312,375
10.50%, 03/01/21 (b)		260,000	240,500
Brightstar Corp. 9.50%, 12/01/16 (b)		175,000	187,906
Nokia OYJ 6.63%, 05/15/39		700,000	766,746
SiTV LLC/SiTV Finance, Inc. 10.38%, 07/01/19 (b)		175,000	179,375

			1,686,902

Construction & Engineering 0.5%
OAS Finance Ltd.
8.88%, 04/25/18 (b)(c)		70,000	69,650
8.00%, 07/02/21 (b)		530,000	535,300
OAS Financial Ltd. 8.88%, 04/25/18 (c)(d)		400,000	396,600
Odebrecht Finance Ltd. 8.25%, 04/25/18 (b)	BRL	530,000	215,286
Transfield Services Ltd. 8.38%, 05/15/20 (b)		$115,000	118,163
Zachry Holdings, Inc. 7.50%, 02/01/20 (b)		190,000	203,775

			1,538,774

Construction Materials 0.1%
Cemex Finance LLC
5.25%, 04/01/21 (b)	EUR	135,000	194,042
9.38%, 10/12/22 (b)		$200,000	234,000

			428,042

Consumer Finance 0.3%
Ally Financial, Inc. 5.50%, 02/15/17		85,000	92,225
International Lease Finance Corp. 4.88%, 04/01/15		420,000	429,450
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 09/15/18 (b)		250,000	265,625

			787,300

14

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Containers & Packaging 0.2%
Ardagh Finance Holdings SA 8.63%, 06/15/19 (b)(e)		$200,000	$206,000
Berry Plastics Corp. 5.50%, 05/15/22		250,000	251,875
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.13%, 07/15/20 (b)		250,000	253,125

			711,000

Diversified Financial Services 1.8%
Apollo Management Holdings LP 4.00%, 05/30/24 (b)		355,000	356,549
Bank of America Corp.
4.75%, 08/01/15		420,000	438,134
4.00%, 04/01/24		340,000	346,145
Boart Longyear Management Pty Ltd.
10.00%, 10/01/18 (b)		120,000	125,400
7.00%, 04/01/21 (b)(d)		185,000	138,750
Brazil Loan Trust 1 5.48%, 07/24/23 (b)		267,000	277,680
Carlyle Holdings II Finance LLC 5.63%, 03/30/43 (b)		230,000	256,321
Dubai Holding Commercial Operations MTN Ltd. 6.00%, 02/01/17	GBP	150,000	266,113
Federal Grid Co. OJS via Federal Grid Finance Ltd. 8.45%, 03/13/19	RUB	20,000,000	556,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.88%, 02/01/22		$425,000	445,187
iPayment Holdings, Inc. 15.00%, 11/15/18 (e)		193,670	69,237
iPayment, Inc. 10.25%, 05/15/18 (d)		225,000	204,750
JPMorgan Chase & Co.
2.92%, 09/19/17	CAD	675,000	647,362
4.25%, 11/02/18	NZD	200,000	167,708
Rio Oil Finance Trust 6.25%, 07/06/24 (b)		$275,000	288,478
ROC Finance LLC/ROC Finance 1 Corp. 12.13%, 09/01/18 (b)		350,000	378,875
Stena International SA 5.75%, 03/01/24 (b)		325,000	328,387

			5,291,526

Diversified Telecommunication Services 3.6%
Altice SA 7.75%, 05/15/22 (b)		425,000	452,625
AT&T Corp. 8.00%, 11/15/31		260,000	381,762

Corporate Bonds (continued)

	Principal Amount		Market Value

Diversified Telecommunication Services (continued)
AT&T, Inc. 4.80%, 06/15/44		$195,000	$199,068
Bellsouth Capital Funding Corp. 7.88%, 02/15/30		290,000	387,963
Bharti Airtel International Netherlands BV 5.13%, 03/11/23 (b)		400,000	410,328
Columbus International, Inc. 7.38%, 03/30/21 (b)		200,000	215,500
Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/23 (b)	COP	2,091,000,000	1,027,014
Level 3 Financing, Inc.
3.82%, 01/15/18 (a)(b)		$450,000	456,750
8.63%, 07/15/20		150,000	168,188
Oi SA 5.75%, 02/10/22 (b)		335,000	335,810
Sprint Capital Corp. 8.75%, 03/15/32		1,340,000	1,544,350
Telecom Italia SpA 5.30%, 05/30/24 (b)		245,000	245,451
Telefonica del Peru SAA 8.00%, 04/11/16	PEN	1,666,667	613,698
Telefonos de Mexico SAB de CV 5.50%, 01/27/15		$300,000	307,724
Telemar Norte Leste SA 9.50%, 04/23/19 (b)		210,000	246,244
TELUS Corp. 5.05%, 12/04/19	CAD	65,000	68,018
Verizon Communications, Inc.
5.15%, 09/15/23		$1,405,000	1,566,502
6.55%, 09/15/43		545,000	686,854
Virgin Media Secured Finance PLC 5.38%, 04/15/21 (b)		225,000	236,250
Wind Acquisition Finance SA 7.38%, 04/23/21 (b)		465,000	498,015
Windstream Corp. 7.50%, 06/01/22		215,000	233,544

			10,281,658

Electric Utilities 1.6%
AES Corp.
9.75%, 04/15/16		250,000	283,125
3.23%, 06/01/19 (a)		140,000	141,750
Carolina Power & Light Co. 4.10%, 03/15/43		300,000	296,999
Commonwealth Edison Co. 5.80%, 03/15/18		375,000	430,262
Elwood Energy LLC 8.16%, 07/05/26		72,907	81,929
Enel Finance International NV 6.00%, 10/07/39 (b)		200,000	226,220

15

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/01/20	$309,000	$29,355
Great Plains Energy, Inc. 5.29%, 06/15/22 (f)	350,000	398,765
Hydro Quebec 1.38%, 06/19/17	1,000,000	1,006,524
Israel Electric Corp. Ltd. 5.63%, 06/21/18	300,000	320,208
Monongahela Power Co.
4.10%, 04/15/24 (b)	210,000	222,031
5.40%, 12/15/43 (b)	225,000	257,065
Saudi Electricity Global Sukuk Co. 2 5.06%, 04/08/43 (b)	660,000	643,973
Saudi Electricity Global Sukuk Co. 3 5.50%, 04/08/44 (b)	170,000	175,355

		4,513,561

Electrical Equipment 0.0%†
Timken Co. 6.00%, 09/15/14	45,000	45,507

Energy Equipment & Services 0.3%
Forbes Energy Services Ltd. 9.00%, 06/15/19	165,000	170,775
Weatherford International Ltd.
6.00%, 03/15/18	140,000	158,933
5.13%, 09/15/20	400,000	447,866

		777,574

Food & Staples Retailing 0.2%
CST Brands, Inc. 5.00%, 05/01/23	210,000	208,950
CVS Caremark Corp. 3.25%, 05/18/15	305,000	312,528

		521,478

Food Products 1.2%
ConAgra Foods, Inc. 4.95%, 08/15/20	425,000	473,877
Grupo Bimbo SAB de CV
3.88%, 06/27/24 (b)	440,000	438,714
4.88%, 06/27/44 (b)	240,000	235,028
JBS Investments GmbH 7.75%, 10/28/20 (b)	550,000	589,875
JBS USA LLC/JBS USA Finance, Inc. 5.88%, 07/15/24 (b)	200,000	200,000
Marfrig Overseas Ltd. 9.50%, 05/04/20 (b)	1,090,000	1,165,210
Pinnacle Operating Corp. 9.00%, 11/15/20 (b)	190,000	205,675
Simmons Foods, Inc. 10.50%, 11/01/17 (b)	190,000	203,775

		3,512,154

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities 1.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 03/15/24	$320,000	$337,600
CenterPoint Energy Resources Corp. 6.25%, 02/01/37	70,000	85,220
Energy Transfer Partners LP 6.05%, 06/01/41	150,000	170,016
Enterprise Products Operating LLC 5.25%, 01/31/20	505,000	576,377
Fermaca Enterprises S de RL de CV 6.38%, 03/30/38 (b)	150,000	156,375
Genesis Energy LP/Genesis Energy Finance Corp. 5.75%, 02/15/21	285,000	296,044
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	310,000	314,300
5.50%, 03/01/44	340,000	359,050
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.50%, 07/15/23	80,000	81,400
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22	175,000	190,094
4.50%, 11/01/23	60,000	60,075
Sabine Pass Liquefaction LLC 5.75%, 05/15/24 (b)	235,000	245,575
Sabine Pass LNG LP 7.50%, 11/30/16	110,000	121,000
Tennessee Gas Pipeline Co. LLC 8.38%, 06/15/32	290,000	398,279
Williams Partners LP
7.25%, 02/01/17	280,000	320,447
4.30%, 03/04/24	220,000	228,172

		3,940,024

Health Care Equipment & Supplies 0.1%
NBTY, Inc. 9.00%, 10/01/18	250,000	265,000

Health Care Providers & Services 1.7%
Boston Scientific Corp. 6.00%, 01/15/20	265,000	308,999
CareFusion Corp. 6.38%, 08/01/19	185,000	216,527
CHS/Community Health Systems, Inc. 5.13%, 08/01/21 (b)	200,000	205,500
Express Scripts Holding Co. 3.50%, 11/15/16	360,000	379,800
2.25%, 06/15/19	450,000	448,634
3.50%, 06/15/24	270,000	267,171
HCA, Inc. 5.00%, 03/15/24	475,000	481,531

16

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Hologic, Inc. 6.25%, 08/01/20	$170,000	$180,625
Humana, Inc. 6.45%, 06/01/16	135,000	148,863
8.15%, 06/15/38	230,000	333,855
Life Technologies Corp. 6.00%, 03/01/20	445,000	520,194
Medco Health Solutions, Inc. 4.13%, 09/15/20	230,000	246,889
OnCure Holdings, Inc. 11.75%, 05/15/17	250,000	0
Service Corp. International 5.38%, 05/15/24 (b)	175,000	179,375
7.50%, 04/01/27	325,000	359,938
UnitedHealth Group, Inc. 3.88%, 10/15/20	165,000	176,772
Universal Hospital Services, Inc. 7.63%, 08/15/20	300,000	314,250

		4,768,923

Hotels, Restaurants & Leisure 1.1%
Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 (b)	700,000	738,728
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/17	475,000	433,437
12.75%, 04/15/18	250,000	106,875
Carrols Restaurant Group, Inc. 11.25%, 05/15/18	200,000	224,000
CEC Entertainment, Inc. 8.00%, 02/15/22 (b)(d)	250,000	257,500
Dave & Buster’s, Inc. 11.00%, 06/01/18	200,000	211,500
MGM Resorts International 11.38%, 03/01/18	150,000	195,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.50%, 01/15/20	250,000	282,500
Ruby Tuesday, Inc. 7.63%, 05/15/20	225,000	224,437
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 6.38%, 06/01/21 (b)	275,000	268,813
Yum! Brands, Inc. 4.25%, 09/15/15	275,000	286,776

		3,229,566

Household Durables 0.4%
NVR, Inc. 3.95%, 09/15/22	360,000	365,382
Springs Industries, Inc. 6.25%, 06/01/21	201,000	205,020

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Durables (continued)
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 7.75%, 04/15/20 (b)	$200,000	$218,000
Weyerhaeuser Real Estate Co. 4.38%, 06/15/19 (b)	250,000	250,000

		1,038,402

Household Products 0.2%
Prestige Brands, Inc. 8.13%, 02/01/20	190,000	211,375
5.38%, 12/15/21 (b)	200,000	204,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 9.88%, 08/15/19	150,000	166,125

		582,000

Industrial Conglomerates 0.2%
Bombardier, Inc. 6.13%, 01/15/23 (b)(d)	210,000	215,775
General Electric Co. 5.25%, 12/06/17	220,000	248,193
4.50%, 03/11/44	225,000	234,436

		698,404

Information Technology Services 0.3%
First Data Corp. 11.75%, 08/15/21	125,000	147,812
First Data Holdings, Inc. 14.50%, 09/24/19 (b)(e)	429,586	476,840
SunGard Availability Services Capital, Inc. 8.75%, 04/01/22 (b)	275,000	256,438

		881,090

Insurance 0.2%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.88%, 12/15/20 (b)	250,000	263,750
Willis Group Holdings PLC 4.13%, 03/15/16	255,000	266,582

		530,332

Internet & Catalog Retail 0.5%
Amazon.com, Inc. 1.20%, 11/29/17	325,000	322,692
QVC, Inc. 7.50%, 10/01/19 (b)	305,000	321,012
4.38%, 03/15/23	700,000	711,059

		1,354,763

Internet Software & Services 0.4%
Baidu, Inc. 3.25%, 08/06/18	180,000	186,016

17

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Internet Software & Services (continued)
Equinix, Inc. 5.38%, 04/01/23	$225,000	$230,625
Pacnet Ltd. 9.00%, 12/12/18 (b)	200,000	216,500
Symantec Corp. 2.75%, 06/15/17	165,000	170,473
Tencent Holdings Ltd. 3.38%, 05/02/19 (b)	295,000	301,494

		1,105,108

Machinery 0.1%
CNH Industrial Capital LLC 3.38%, 07/15/19 (b)	120,000	118,950
Liberty Tire Recycling 11.00%, 10/01/16 (b)	275,000	255,063

		374,013

Marine 0.2%
Horizon Lines LLC 11.00%, 10/15/16	74,000	74,185
15.00%, 10/15/16 (e)	169,557	158,536
Martin Midstream Partners LP/Martin Midstream Finance Corp. 7.25%, 02/15/21	225,000	238,500

		471,221

Media 2.3%
Avanti Communications Group PLC 10.00%, 10/01/19 (b)	375,000	397,031
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 09/01/23	200,000	205,000
Cengage Learning Acquisitions, Inc. 12.00%, 06/30/19* (b)(g)	300,000	105,168
11.50%, 04/15/20 (h)	60,000	0
Clear Channel Communications, Inc. 10.00%, 01/15/18 (b)	150,000	145,500
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/20	275,000	295,625
6.50%, 11/15/22	150,000	160,875
Comcast Corp. 3.60%, 03/01/24	385,000	396,212
CSC Holdings LLC 5.25%, 06/01/24 (b)	450,000	443,812
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.00%, 03/01/21	555,000	619,204
4.45%, 04/01/24	190,000	201,143
DISH DBS Corp. 5.88%, 07/15/22	500,000	542,500
DreamWorks Animation SKG, Inc. 6.88%, 08/15/20 (b)	150,000	163,500

Corporate Bonds (continued)

	Principal Amount		Market Value

Media (continued)
Grupo Televisa SAB 7.25%, 05/14/43	MXN	5,500,000	$368,488
Hughes Satellite Systems Corp. 7.63%, 06/15/21		$150,000	171,750
Intelsat Luxembourg SA 7.75%, 06/01/21		200,000	212,000
Numericable Group SA 6.00%, 05/15/22 (b)		100,000	104,025
5.63%, 05/15/24 (b)	EUR	300,000	438,518
Time Warner Cable, Inc. 5.00%, 02/01/20		$315,000	353,403
6.55%, 05/01/37		250,000	312,284
Univision Communications, Inc. 6.75%, 09/15/22 (b)		200,000	221,500
Visant Corp. 10.00%, 10/01/17		320,000	298,400
WMG Acquisition Corp. 6.75%, 04/15/22 (b)		350,000	350,438

			6,506,376

Metals & Mining 2.3%
Aleris International, Inc. 7.88%, 11/01/20		240,000	250,800
Alpha Natural Resources, Inc. 7.50%, 08/01/20 (b)(d)		210,000	203,700
ArcelorMittal 4.25%, 08/05/15		120,000	122,856
6.75%, 02/25/22 (d)		270,000	302,062
7.25%, 03/01/41 (d)		455,000	486,850
Barrick Gold Corp. 4.10%, 05/01/23		595,000	592,530
BHP Billiton Finance USA Ltd. 3.85%, 09/30/23		275,000	289,283
Evraz Group SA 6.75%, 04/27/18		200,000	196,000
First Quantum Minerals Ltd. 7.25%, 05/15/22 (b)		325,000	338,000
FMG Resources (August 2006) Pty Ltd. 6.88%, 04/01/22 (b)(d)		230,000	246,675
Freeport-McMoRan Copper & Gold, Inc. 3.10%, 03/15/20		360,000	363,843
GTL Trade Finance, Inc. 7.25%, 04/16/44 (b)		300,000	315,677
Midwest Vanadium Pty Ltd. 12.35%, 02/15/18* (b)(f)(g)		150,000	67,500
New Gold, Inc. 6.25%, 11/15/22 (b)		145,000	150,191
Rio Tinto Finance USA PLC 1.38%, 06/17/16		340,000	343,582
3.50%, 03/22/22 (d)		310,000	318,102

18

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Metals & Mining (continued)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 05/01/22 (b)		$225,000	$227,813
Southern Copper Corp. 6.38%, 07/27/15		200,000	211,187
Vale Overseas Ltd. 8.25%, 01/17/34 (d)		440,000	550,690
Vale SA 4.38%, 03/24/18	EUR	100,000	152,543
Yamana Gold, Inc. 4.95%, 07/15/24 (b)(d)		$940,000	941,988

			6,671,872

Multi-Utilities & Unregulated Power 0.1%
NRG Energy, Inc. 7.88%, 05/15/21		285,000	317,063

Oil, Gas & Consumable Fuels 4.9%
Antero Resources Finance Corp. 6.00%, 12/01/20		340,000	363,800
Athlon Holdings LP/Athlon Finance Corp. 6.00%, 05/01/22 (b)		205,000	212,175
Bonanza Creek Energy, Inc. 6.75%, 04/15/21		195,000	208,406
BP Capital Markets PLC 3.25%, 05/06/22		360,000	364,201
Chaparral Energy, Inc. 7.63%, 11/15/22		185,000	200,262
Chesapeake Energy Corp. 3.48%, 04/15/19 (a)		325,000	329,062
6.88%, 11/15/20		420,000	487,200
Chevron Corp. 3.19%, 06/24/23		300,000	304,572
Continental Resources, Inc. 5.00%, 09/15/22		375,000	408,193
Ecopetrol SA 5.88%, 05/28/45		480,000	496,445
Energy XXI Gulf Coast, Inc. 6.88%, 03/15/24 (b)		245,000	249,900
Gazprom Neft OAO Via GPN Capital SA 6.00%, 11/27/23 (b)(d)		300,000	306,110
Hercules Offshore, Inc. 7.50%, 10/01/21 (b)(d)		210,000	208,425
Indian Oil Corp. Ltd. 5.63%, 08/02/21		200,000	213,452
Linn Energy LLC/Linn Energy Finance Corp. 7.25%, 11/01/19 (f)		95,000	100,106
7.75%, 02/01/21		100,000	108,000
Memorial Production Partners LP/Memorial Production Finance Corp. 7.63%, 05/01/21		200,000	209,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC 9.25%, 06/01/21 (d)	$145,000	$159,863
NAK Naftogaz Ukraine 9.50%, 09/30/14	450,000	438,471
Oasis Petroleum, Inc. 6.88%, 03/15/22 (b)	185,000	202,575
Pacific Rubiales Energy Corp. 7.25%, 12/12/21 (b)	180,000	199,800
Penn Virginia Corp. 8.50%, 05/01/20	200,000	223,000
Pertamina Persero PT 6.45%, 05/30/44 (b)(d)	400,000	395,580
Petrobras Global Finance BV 6.25%, 03/17/24	700,000	744,755
5.63%, 05/20/43	115,000	103,069
Petroleos de Venezuela SA 4.90%, 10/28/14	927,744	923,111
5.00%, 10/28/15	545,000	515,017
5.25%, 04/12/17	190,000	163,210
8.50%, 11/02/17	538,600	503,591
9.00%, 11/17/21	240,000	205,680
Petroleos Mexicanos 6.38%, 01/23/45 (b)	500,000	579,273
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 08/14/19	200,000	249,976
Range Resources Corp. 5.00%, 03/15/23	190,000	203,775
Resolute Energy Corp. 8.50%, 05/01/20	225,000	234,563
Samson Investment Co. 10.75%, 02/15/20 (b)	260,000	274,950
Sanchez Energy Corp. 6.13%, 01/15/23 (b)	110,000	113,300
SandRidge Energy, Inc. 8.13%, 10/15/22	185,000	203,500
Seventy Seven Energy, Inc. 6.50%, 07/15/22 (b)(d)	110,000	112,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.38%, 08/01/22	120,000	130,200
5.25%, 05/01/23	155,000	161,975
4.25%, 11/15/23 (d)	70,000	69,475
Total Capital Canada Ltd. 2.75%, 07/15/23	365,000	355,112
Total Capital SA 2.13%, 08/10/18	475,000	482,870
Transocean, Inc. 6.38%, 12/15/21	530,000	612,755
Ultra Petroleum Corp. 5.75%, 12/15/18 (b)	185,000	194,250
WPX Energy, Inc. 6.00%, 01/15/22	205,000	218,325

19

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
YPF SA 8.75%, 04/04/24 (b)	$220,000	$228,250

		13,973,080

Paper & Forest Products 0.4%
Ainsworth Lumber Co. Ltd. 7.50%, 12/15/17 (b)	150,000	157,875
Catalyst Paper Corp. 11.00%, 10/30/17 (e)	275,000	250,250
Georgia-Pacific LLC 8.88%, 05/15/31	235,000	352,690
Norske Skogindustrier ASA 6.13%, 10/15/15 (b)	405,000	373,612

		1,134,427

Personal Products 0.1%
First Quality Finance Co., Inc. 4.63%, 05/15/21 (b)	195,000	184,275

Pharmaceuticals 0.9%
Actavis Funding SCS 3.85%, 06/15/24 (b)	370,000	374,015
Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/23 (b)	425,000	426,062
Forest Laboratories, Inc. 4.88%, 02/15/21 (b)	810,000	880,875
Pfizer, Inc. 6.20%, 03/15/19	265,000	314,747
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	360,000	345,200
Valeant Pharmaceuticals International, Inc. 5.63%, 12/01/21 (b)	275,000	282,563

		2,623,462

Real Estate Investment Trusts (REITs) 0.3%
American Tower Trust I Class 2A, 3.07%, 03/15/23 (b)	400,000	391,353
Crown Castle International Corp. 5.25%, 01/15/23	205,000	213,969
Geo Group, Inc. (The) 5.13%, 04/01/23	240,000	240,300

		845,622

Real Estate Management & Development 0.1%
KWG Property Holding Ltd. 13.25%, 03/22/17	200,000	229,300

Road & Rail 0.5%
Ahern Rentals, Inc. 9.50%, 06/15/18 (b)(d)	195,000	214,987
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.98%, 12/01/17 (a)	450,000	456,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
Bristow Group, Inc. 6.25%, 10/15/22	$210,000	$227,063
Russian Railways via RZD Capital PLC 5.74%, 04/03/17	170,000	182,056
syncreon Group BV/syncreon Global Finance US, Inc. 8.63%, 11/01/21 (b)	200,000	203,000
United Rentals North America, Inc. 7.63%, 04/15/22	215,000	241,875

		1,525,731

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. 7.50%, 08/15/22	625,000	675,000
Samsung Electronics America, Inc. 1.75%, 04/10/17 (b)	600,000	606,265

		1,281,265

Software 0.5%
Boxer Parent Co., Inc. 9.75%, 10/15/19 (b)(e)	375,000	366,562
NCR Corp. 5.00%, 07/15/22	150,000	151,875
Oracle Corp. 2.25%, 10/08/19	495,000	494,446
4.30%, 07/08/34	300,000	299,880

		1,312,763

Specialty Retail 0.4%
Guitar Center, Inc. 9.63%, 04/15/20 (b)(d)	255,000	238,425
Jo-Ann Stores Holdings, Inc. 9.75%, 10/15/19 (b)(e)	180,000	184,500
L Brands, Inc. 5.63%, 10/15/23	190,000	206,625
Men’s Wearhouse, Inc. (The) 7.00%, 07/01/22 (b)(d)	240,000	250,800
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 08/01/18 (b)(e)	75,000	76,687
Michaels Stores, Inc. 5.88%, 12/15/20 (b)	175,000	178,719

		1,135,756

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. 2.85%, 05/06/21	295,000	297,815
Hewlett-Packard Co. 6.00%, 09/15/41	440,000	506,456
Seagate HDD Cayman 4.75%, 06/01/23 (b)	355,000	356,775

		1,161,046

20

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc./QS Wholesale Inc 10.00%, 08/01/20 (d)		$115,000	$115,575
Wolverine World Wide, Inc. 6.13%, 10/15/20		180,000	193,950

			309,525

Thrift & Mortgage Finance 0.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 09/25/17 (b)		200,000	216,763

Tobacco 0.3%
Altria Group, Inc. 9.95%, 11/10/38		40,000	66,634
10.20%, 02/06/39		167,000	283,508
Lorillard Tobacco Co. 6.88%, 05/01/20		500,000	594,179

			944,321

Transportation Infrastructure 0.2%
DP World Ltd. 6.85%, 07/02/37 (b)		130,000	144,799
ENA Norte Trust 4.95%, 04/25/23 (b)		324,849	333,879

			478,678

Wireless Telecommunication Services 1.4%
America Movil SAB de CV 6.00%, 06/09/19	MXN	11,210,000	871,414
8.46%, 12/18/36		11,000,000	842,099
Crown Castle Towers LLC 4.17%, 08/15/17 (b)		$370,000	388,137
Digicel Group Ltd. 7.13%, 04/01/22 (b)(d)		725,000	756,233
NII Capital Corp. 10.00%, 08/15/16		495,000	153,450
7.63%, 04/01/21 (d)		495,000	142,313
NII International Telecom SCA 7.88%, 08/15/19 (b)(d)		150,000	129,375
Sprint Corp. 7.88%, 09/15/23 (b)		215,000	239,188
Sprint Nextel Corp. 7.00%, 08/15/20		220,000	242,000
Telemovil Finance Co. Ltd. 8.00%, 10/01/17		100,000	105,000
T-Mobile USA, Inc. 6.63%, 04/28/21		190,000	206,150

			4,075,359

Total Corporate Bonds (cost $119,540,337)			122,035,848

Municipal Bonds 0.6%

	Principal Amount		Market Value

Arizona 0.1%
La Paz County, Industrial Development Authority, Correction Services, 7.00%, 03/01/34		$450,000	$445,207

Georgia 0.5%
Municipal Electric Authority of Georgia
6.64%, 04/01/57		675,000	823,122
7.06%, 04/01/57		440,000	490,882

			1,314,004

Total Municipal Bonds (cost $1,543,340)			1,759,211

Sovereign Bonds 17.7%
ARGENTINA 0.1%
Argentina Boden Bonds, 7.00%, 10/03/15		250,000	236,646
Argentina Government International Bond, 7.00%, 04/17/17		106,000	97,340

			333,986

BELARUS 0.2%
Republic of Belarus, 8.75%, 08/03/15		450,000	462,658

BRAZIL 1.1%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/18	BRL	2,200,000	671,403
Brazil Notas do Tesouro Nacional,
10.00%, 01/01/17		2,030,000	887,986
10.00%, 01/01/23		4,013,000	1,625,442

			3,184,831

CANADA 0.6%
Province of Quebec Canada, 4.50%, 12/01/20	CAD	480,000	505,047
Canadian Government Bond, 1.25%, 03/01/18		275,000	257,003
Province of Manitoba Canada, 1.75%, 05/30/19		1,000,000	993,693

			1,755,743

CAYMAN ISLANDS 0.1%
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (b)		110,000	111,143

21

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

CAYMAN ISLANDS (continued)
Cayman Islands Government Bond, 5.95%, 11/24/19 (b)		$65,000	$73,515

			184,658

COLOMBIA 0.3%
Colombia Government International Bond, 4.38%, 03/21/23	COP	1,598,000,000	783,862

COSTA RICA 0.2%
Costa Rica Government International Bond, 10.00%, 08/01/20 (b)		$365,000	467,200

CROATIA 0.2%
Croatia Government International Bond,
6.75%, 11/05/19 (b)(d)		300,000	336,375
5.50%, 04/04/23 (b)(d)		310,000	322,400

			658,775

GERMANY 0.8%
KFW,
3.75%, 06/14/18	NZD	500,000	424,204
2.00%, 12/06/18	GBP	170,000	289,696
Bundesrepublik Deutschland,
2.00%, 08/15/23	EUR	490,000	722,256
4.75%, 07/04/28		375,000	707,224
Bundesobligation, 0.25%, 04/13/18		200,000	274,603

			2,417,983

GREECE 0.2%
Hellenic Republic Government Bond, 4.75%, 04/17/19 (b)		410,000	572,524

GUATEMALA 0.1%
Guatemala Government Bond, 4.88%, 02/13/28 (b)		$300,000	293,250

HUNGARY 1.7%
Hungary Government Bond,
6.50%, 06/24/19	HUF	67,000,000	336,225
7.00%, 06/24/22		109,250,000	575,271
6.00%, 11/24/23		188,000,000	939,694
Hungary Government International Bond,
2.11%, 10/26/17	JPY	100,000,000	986,943
5.75%, 06/11/18	EUR	200,000	310,482
4.00%, 03/25/19		$770,000	793,100
5.38%, 03/25/24		650,000	697,938
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20 (b)		205,000	225,983

			4,865,636

Sovereign Bonds (continued)

	Principal Amount		Market Value

IFD 0.1%
European Bank for Reconstruction & Development, 5.00%, 05/28/15	INR	18,000,000	$293,959

INDONESIA 1.4%
Indonesia Treasury Bond,
7.00%, 05/15/22	IDR	8,138,000,000	641,972
5.63%, 05/15/23		19,028,000,000	1,345,290
Indonesia Government International Bond,
7.50%, 01/15/16 (b)		$250,000	273,438
3.38%, 04/15/23 (b)		300,000	278,250
5.88%, 01/15/24 (b)		400,000	441,000
Perusahaan Penerbit SBSN Indonesia,
6.13%, 03/15/19 (b)		100,000	111,123
3.30%, 11/21/22 (b)		900,000	828,518

			3,919,591

ITALY 0.2%
Italy Buoni Poliennali Del Tesoro, 3.75%, 05/01/21	EUR	440,000	668,265

IVORY COAST 0.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32		$376,000	363,780

KENYA 0.1%
Kenya Government International Bond, 6.88%, 06/24/24 (b)		250,000	260,000

LATVIA 0.1%
Republic of Latvia, 2.63%, 01/21/21 (b)	EUR	220,000	314,478

LITHUANIA 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21 (b)		$400,000	467,883

MEXICO 1.0%
Mexican Udibonos,
4.50%, 11/22/35	MXN	4,823,763	450,896
4.00%, 11/08/46		4,028,355	354,321
Mexican Bonos,
6.50%, 06/10/21		9,184,700	758,911
6.50%, 06/09/22		13,880,000	1,141,201
7.75%, 05/29/31		2,680,900	237,414

			2,942,743

22

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

MNE 0.2%
Montenegro Government International Bond, 5.38%, 05/20/19 (b)	EUR	310,000	$439,422

NEW ZEALAND 0.8%
New Zealand Government Bond, 3.00%, 04/15/20	NZD	2,766,000	2,275,534

PAKISTAN 0.0%†
Pakistan Government International Bond, 7.25%, 04/15/19 (b)		$100,000	102,375

PANAMA 0.0%†
Panama Government International Bond, 4.30%, 04/29/53		150,000	130,435

ROMANIA 1.6%
Romanian Government International Bond, 4.88%, 11/07/19	EUR	575,000	891,237
3.63%, 04/24/24		500,000	716,192
Romania Government Bond, 5.60%, 11/28/18	RON	3,010,000	1,025,793
5.95%, 06/11/21		4,540,000	1,576,828
5.85%, 04/26/23		990,000	338,946

			4,548,996

RUSSIA 0.7%
Russian Federal Bond — OFZ, 7.05%, 01/19/28	RUB	32,413,000	855,283
Russian Foreign Bond — Eurobond, 7.50%, 03/31/30		$424,664	492,611
5.88%, 09/16/43 (b)(d)		530,000	567,100

			1,914,994

SLOVENIA 0.9%
Slovenia Government International Bond, 4.00%, 03/22/18	EUR	400,000	597,244
4.75%, 05/10/18 (b)		$200,000	215,750
5.50%, 10/26/22 (b)		360,000	396,450
5.25%, 02/18/24 (b)		1,015,000	1,094,931
Slovenia Government Bond, 4.38%, 02/06/19	EUR	200,000	304,395

			2,608,770

SOUTH AFRICA 0.4%
South Africa Government Bond, 6.50%, 02/28/41	ZAR	3,320,000	233,057
8.25%, 09/15/17		10,800,000	1,041,825

			1,274,882

Sovereign Bonds (continued)

	Principal Amount		Market Value

SOUTH KOREA 0.2%
Republic of Korea, 2.13%, 06/10/24	EUR	310,000	$429,747

SRI LANKA 0.2%
Sri Lanka Government International Bond, 6.00%, 01/14/19 (b)		$450,000	475,875
5.13%, 04/11/19 (b)		100,000	101,750

			577,625

SUPRANATIONAL 0.7%
International Finance Corp., 7.75%, 12/03/16	INR	21,000,000	357,885
7.80%, 06/03/19		21,190,000	369,931
Eastern and Southern African Trade and Development Bank, 6.88%, 01/09/16		$320,000	332,797
International Bank for Reconstruction & Development, 3.75%, 05/19/17	NOK	1,800,000	309,223
Central American Bank for Economic Integration, 5.38%, 09/24/14 (b)		$150,000	151,476
Corp. Andina de Fomento, 4.38%, 06/15/22		280,000	298,753
Eurasian Development Bank, 4.77%, 09/20/22 (b)		277,000	274,034

			2,094,099

SWEDEN 0.5%
Sweden Government Bond, 4.25%, 03/12/19	SEK	1,750,000	301,386
3.50%, 06/01/22		4,750,000	815,888
1.50%, 11/13/23		2,250,000	330,516

			1,447,790

TURKEY 1.0%
Turkey Government Bond, 10.50%, 01/15/20	TRY	2,980,000	1,530,018
Hazine Mustesarligi Varlik Kiralama AS, 4.56%, 10/10/18 (b)		$375,000	390,046
Turkey Government International Bond, 3.25%, 03/23/23		480,000	441,749
5.75%, 03/22/24		405,000	439,931

			2,801,744

UKRAINE 0.4%
Ukraine Government International Bond, 6.88%, 09/23/15 (b)(d)		490,000	476,525
6.25%, 06/17/16 (b)		390,000	374,400

23

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

UKRAINE (continued)
Ukraine Government International Bond (continued)
9.25%, 07/24/17 (b)(d)		$370,000	$373,700

			1,224,625

UNITED KINGDOM 0.8%
United Kingdom Gilt, 4.75%, 03/07/20	GBP	350,000	683,310
3.75%, 09/07/21		550,000	1,028,337
3.25%, 01/22/44		350,000	579,673

			2,291,320

VENEZUELA 0.5%
Venezuela Government International Bond, 5.75%, 02/26/16		$275,000	260,425
6.00%, 12/09/20		200,000	153,500
11.75%, 10/21/26		685,000	676,753
9.25%, 09/15/27		310,000	268,925

			1,359,603

Total Sovereign Bonds (cost $49,017,352)			50,733,766

U.S. Government Mortgage Backed Agencies 14.2%
Federal Home Loan Mortgage Corp. Gold Pool Pool# C90381 7.50%, 11/01/20		318	358
Pool# C00712 6.50%, 02/01/29		6,992	8,034
Pool# C39060 8.00%, 06/01/30		428	519
Pool# C41531 8.00%, 08/01/30		1,471	1,786
Pool# C42327 8.00%, 09/01/30		886	999
Pool# C01104 8.00%, 12/01/30		11,181	13,534
Pool# C48997 8.00%, 03/01/31		27,527	32,468
Pool# C49587 8.00%, 03/01/31		17,278	21,022
Pool# C50477 8.00%, 04/01/31		22,223	26,844
Pool# C53381 8.00%, 06/01/31		2,944	3,561
Pool# C69951 6.50%, 08/01/32		19,224	22,226
Pool# Q09258 3.00%, 07/01/42		377,253	373,142

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool Pool# 540017 8.00%, 05/01/30	$1,571	$1,850
Pool# 564993 7.50%, 03/01/31	8,041	9,600
Pool# 606566 7.50%, 10/01/31	3,659	4,365
Pool# AB4168 3.50%, 01/01/32	558,440	584,704
Pool# 642656 7.00%, 07/01/32	13,640	14,917
Pool# 886574 2.66%, 08/01/36 (a)	119,498	127,205
Pool# 888817 5.50%, 08/01/37	219,651	246,413
Pool# AL1104 5.50%, 02/01/38	245,659	275,666
Pool# 257231 5.50%, 06/01/38	396,126	443,460
Pool# AJ5302 4.00%, 11/01/41	822,138	873,297
Federal National Mortgage Association Pool TBA 2.50%, 07/25/29	2,305,000	2,341,916
3.50%, 07/25/29	1,575,000	1,669,131
3.00%, 07/25/44	4,400,000	4,347,063
3.50%, 07/25/44	9,610,000	9,893,795
4.00%, 07/25/44	3,160,000	3,354,043
4.50%, 07/25/44	4,565,000	4,944,465
5.00%, 07/25/44	2,500,000	2,776,172
5.50%, 07/25/44	1,085,000	1,214,861
6.00%, 07/25/44	1,725,000	1,943,455
Government National Mortgage Association II Pool Pool# G2 82468 4.00%, 01/20/40 (a)	160,461	168,974
Pool# G2 82478 3.50%, 02/20/40 (a)	824,975	871,384
Pool# G2 82483 3.50%, 02/20/40 (a)	126,057	132,277
Pool# G2 82520 4.00%, 04/20/40 (a)	202,838	216,942
Pool# G2 82570 3.50%, 06/20/40 (a)	14,155	15,040
Pool# G2 710035 5.39%, 12/20/59	328,388	352,821
Pool# G2 710065 4.81%, 02/20/61	677,560	738,662
Pool# G2 710078 4.70%, 06/20/61	316,291	343,726
Pool# G2 751413 4.50%, 07/20/61	258,372	285,169
Pool# G2 710083 4.70%, 08/20/61	246,310	273,809

24

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G2 710087 4.70%, 09/20/61	$259,346	$288,627
Pool# G2 773443 5.07%, 04/20/62	256,325	280,887
Pool# G2 766552 4.85%, 05/20/62	151,737	166,214
Pool# G2 765227 4.56%, 11/20/62	774,800	855,209
Pool# G2 AC0934 4.65%, 01/20/63	95,384	105,153
Pool# G2 AC0942 4.66%, 01/20/63	43,568	47,971

Total U.S. Government Mortgage Backed Agencies (cost $40,417,795)		40,713,736

U.S. Government Sponsored & Agency Obligations 0.5%
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	265,000	300,245
Federal National Mortgage Association 5.00%, 05/11/17	1,050,000	1,171,555

Total U.S. Government Sponsored & Agency Obligations (cost $1,333,202)		1,471,800

U.S. Treasury Bond 0.9%
U.S. Treasury Bond, 3.63%, 02/15/44 (d)	2,330,000	2,458,878

Total U.S. Treasury Bond (cost $2,417,208)		2,458,878

U.S. Treasury Notes 4.7%
U.S. Treasury Notes 0.38%, 05/31/16 (i)	900,000	899,156
0.88%, 06/15/17 (d)	670,000	670,209
1.63%, 06/30/19	2,420,000	2,420,000
2.00%, 05/31/21	525,000	521,063
2.13%, 06/30/21	185,000	184,971
2.50%, 05/15/24 (d)	8,675,000	8,662,801

Total U.S. Treasury Notes (cost $13,319,867)		13,358,200

Yankee Dollars 0.9%
Banks 0.2%
Bancolombia SA, 6.13%, 07/26/20 (d)	130,000	140,530

Yankee Dollars (continued)

	Principal Amount	Market Value

Banks (continued)
Royal Bank of Scotland Group PLC, 5.13%, 05/28/24	$515,000	$522,931

		663,461

Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	205,000	295,593

Oil, Gas & Consumable Fuels 0.4%
Nexen, Inc., 7.50%, 07/30/39	285,000	386,221
Suncor Energy, Inc., 5.95%, 12/01/34	270,000	323,969
Talisman Energy, Inc., 7.75%, 06/01/19	335,000	415,184

		1,125,374

Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	370,000	425,500

Total Yankee Dollars (cost $2,302,439)		2,509,928

Common Stocks 0.0%†

	Shares

Diversified Consumer Services 0.0%†
Cengage Learning Holdings II LP*	923	32,305

Media 0.0%†
Dex Media, Inc.*	451	5,024

Total Common Stocks (cost $808,693)		37,329

Preferred Stock 0.3%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.90%, 02/15/54* (j)	31,400	809,706

Total Preferred Stock (cost $789,998)		809,706

Warrant 0.0%†

	Number of Warrants

Marine 0.0%†
Horizon Lines, Inc., expiring 10/5/2036*	93,475	37,381

Total Warrant (cost $185,413)		37,381

25

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Mutual Fund 11.1%

	Shares	Market Value

Money Market Fund 11.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (k)	31,798,582	$31,798,582

Total Mutual Fund (cost $31,798,582)		31,798,582

Repurchase Agreements 3.4%

	Principal Amount

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $5,786,635, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $5,902,370. (l)	$5,786,623	5,786,623
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $4,000,011, collateralized by U.S. Government Agency Securities ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $4,080,000. (l)	4,000,000	4,000,000

Total Repurchase Agreements (cost $9,786,623)		9,786,623

Total Investments (cost $326,381,283) (m) — 115.7%		331,869,910

Liabilities in excess of other assets — (15.7)%		(44,974,690)

NET ASSETS — 100.0%		$286,895,220

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2014 was $79,105,167 which represents 27.57% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date reflects the next call date.
(d)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $20,296,287, which was collateralized by repurchase agreements with a value of $9,786,623 and $10,915,383 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.13% - 9.50%, and maturity dates ranging from 07/15/14 - 02/20/61, a total value of $20,702,006.

(e)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.

(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2014.

(g)	Security in default.

(h)	Fair valued security.

(i)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(j)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of June 30, 2014.

(k)	Represents 7-day effective yield as of June 30, 2014.

(l)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $9,786,623.

(m)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ACES	Alternative Credit Enhancement Services

AS	Stock Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

FDIC	Federal Deposit Insurance Corporation

GmbH	Limited Liability Company

IO	Interest Only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

MTN	Medium Term Note

26

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

NV	Public Traded Company

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

OYJ	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

SCA	Limited partnership with share capital

SpA	Limited Share Company

TBA	To Be Announced

Currency:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar
COP	Colombian Peso

EUR	Euro

GBP	Great British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

RON	Romanian Leu

RUB	Russia Ruble

SEK	Swedish Krona

TRY	Turkish Lira

ZAR	South Africa Rand

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
34	U.S. Treasury 10 Year Note	09/19/14	$4,255,844	$2,052

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(3)	Euro-Bund Future	09/08/14	$603,902	$(538)

At June 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	HSBC Bank PLC	07/31/14	(236,679)	$(402,946)	$(404,953)	$(2,007)
British Pound	HSBC Bank PLC	07/31/14	(305,978)	(520,927)	(523,522)	(2,595)
New Zealand Dollar	Royal Bank of Scotland	07/31/14	(2,546,616)	(2,228,414)	(2,223,259)	5,155
New Zealand Dollar	JPMorgan Chase Bank	07/31/14	(916,201)	(798,836)	(799,867)	(1,031)
South African Rand	JPMorgan Chase Bank	07/31/14	(9,107,318)	(851,111)	(851,844)	(733)
South African Rand	JPMorgan Chase Bank	07/31/14	(9,202,070)	(859,966)	(860,707)	(741)
Swedish Krona	HSBC Bank PLC	07/31/14	(5,757,619)	(853,955)	(861,388)	(7,433)

Total Short Contracts				$(6,516,155)	$(6,525,540)	$(9,385)

27

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Royal Bank of Scotland	07/31/14	688,378	$643,711	$644,612	$901
Euro	HSBC Bank PLC	07/31/14	1,126,210	1,533,151	1,542,299	9,148
Indonesian Rupiah	HSBC Bank PLC	07/14/14	2,858,273,820	242,124	240,552	(1,572)
Indonesian Rupiah	HSBC Bank PLC	07/14/14	3,437,781,270	291,214	289,324	(1,890)
Japanese Yen	Barclays Bank PLC	07/31/14	337,552,407	3,320,193	3,332,833	12,640
Mexican Peso	JPMorgan Chase Bank	07/31/14	4,943,988	378,594	380,233	1,639
Mexican Peso	JPMorgan Chase Bank	07/31/14	19,263,995	1,475,173	1,481,559	6,386
Norwegian Krone	HSBC Bank PLC	07/31/14	8,919,042	1,452,637	1,452,366	(271)
Russian Ruble	Standard Chartered Bank	07/24/14	16,887,150	489,696	494,439	4,743
Turkish Lira	JPMorgan Chase Bank	07/31/14	1,548,980	723,155	726,578	3,423
Turkish Lira	JPMorgan Chase Bank	07/31/14	359,295	167,740	168,534	794

Total Long Contracts				$10,717,388	$10,753,329	$35,941

The accompanying notes are an integral part of these financial statements.

28

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund
Assets:
Investments, at value *(cost $316,594,660)	$322,083,287
Repurchase agreements, at value (cost $9,786,623)	9,786,623

Total Investments, at value (total cost $326,381,283)	331,869,910

Cash	255,523
Foreign currencies, at value (cost $300,892)	300,896
Interest and dividends receivable	2,570,204
Security lending income receivable	4,299
Receivable for investments sold	10,351,254
Receivable for capital shares issued	102,885
Reclaims receivable	32,673
Receivable for variation margin on futures contracts	2,389
Unrealized appreciation on forward foreign currency contracts (Note 2)	44,829
Prepaid expenses	1,587

Total Assets	345,536,449

Liabilities:
Payable for investments purchased	48,521,225
Payable for capital shares redeemed	62,810
Unrealized depreciation on forward foreign currency contracts (Note 2)	18,273
Payable upon return of securities loaned (Note 2)	9,786,623
Accrued expenses and other payables:
Investment advisory fees	147,698
Fund administration fees	11,441
Administrative servicing fees	34,583
Accounting and transfer agent fees	6,330
Trustee fees	119
Custodian fees	803
Compliance program costs (Note 3)	219
Professional fees	39,101
Printing fees	11,382
Other	622

Total Liabilities	58,641,229

Net Assets	$286,895,220

Represented by:
Capital	$279,763,172
Accumulated undistributed net investment income	10,419,062
Accumulated net realized losses from investments, futures, forward and foreign currency transactions	(8,805,774)
Net unrealized appreciation/(depreciation) from investments	5,488,627
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,514
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	26,556
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,063

Net Assets	$286,895,220

*	Includes value of securities on loan of $20,296,287 (Note 2).

29

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund
Net Assets:
Class I Shares	$286,771,772
Class Y Shares	123,448

Total	$286,895,220

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	29,864,864
Class Y Shares	12,848

Total	29,877,712

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.60
Class Y Shares	$9.61

The accompanying notes are an integral part of these financial statements.

30

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund
INVESTMENT INCOME:
Interest income	$6,033,852
Income from securities lending (Note 2)	28,135
Dividend income	23,645
Foreign tax withholding	(8,102)

Total Income	6,077,530

EXPENSES:
Investment advisory fees	891,025
Fund administration fees	66,705
Administrative servicing fees Class I Shares	203,112
Professional fees	34,605
Printing fees	11,828
Trustee fees	4,189
Custodian fees	5,735
Accounting and transfer agent fees	15,489
Compliance program costs (Note 3)	435
Other	6,954

Total expenses before earnings credit	1,240,077

Earnings credit (Note 4)	(446)

Net Expenses	1,239,631

NET INVESTMENT INCOME	4,837,899

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,955,261
Net realized gains from futures transactions (Note 2)	78,613
Net realized losses from forward and foreign currency transactions (Note 2)	(169,244)

Net realized gains from investments, futures, forward and foreign currency transactions	3,864,630

Net change in unrealized appreciation/(depreciation) from investments	6,825,977
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	77,821
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	49,152
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(407)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	6,952,543

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	10,817,173

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,655,072

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
Operations:
Net investment income	$4,837,899		$9,361,411
Net realized gains/(losses) from investments, futures, forward and foreign currency transactions	3,864,630		(818,446)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	6,952,543		(11,114,081)

Change in net assets resulting from operations	15,655,072		(2,571,116)

Distributions to Shareholders From:
Net investment income:
Class I	–		(8,883,815)
Class Y	–	(a)	–

Change in net assets from shareholder distributions	–		(8,883,815)

Change in net assets from capital transactions	11,701,314		12,029,309

Change in net assets	27,356,386		574,378

Net Assets:
Beginning of period	259,538,834		258,964,456

End of period	$286,895,220		$259,538,834

Accumulated undistributed net investment income at end of period	$10,419,062		$5,581,163

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$22,480,718		$41,972,654
Dividends reinvested	–		8,883,815
Cost of shares redeemed	(10,900,592)		(38,827,160)

Total Class I Shares	11,580,126		12,029,309

Class Y Shares
Proceeds from shares issued	123,660	(a)	–
Dividends reinvested	–	(a)	–
Cost of shares redeemed	(2,472	)(a)	–

Total Class Y Shares	121,188	(a)	–

Change in net assets from capital transactions	$11,701,314		$12,029,309

Amounts	designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

32

Statements of Changes in Net Assets (Continued)

	NVIT Multi Sector Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	2,414,626		4,491,129
Reinvested	–		976,123
Redeemed	(1,171,312)		(4,142,593)

Total Class I Shares	1,243,314		1,324,659

Class Y Shares
Issued	13,107	(a)	–
Reinvested	–	(a)	–
Redeemed	(259	)(a)	–

Total Class Y Shares	12,848	(a)	–

Total change in shares	1,256,162		1,324,659

Amounts	designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

33

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$9.07	0.17	0.36	0.53	–	–	$9.60	5.84%	(f)	$286,771,772	0.92%	3.57%	0.92%	211.94%
Year Ended December 31, 2013 (e)	$9.49	0.34	(0.44)	(0.10)	(0.32)	(0.32)	$9.07	(1.02%	)(f)	$259,538,834	0.93%	3.61%	0.94%	389.22%
Year Ended December 31, 2012 (e)	$8.67	0.35	0.71	1.06	(0.24)	(0.24)	$9.49	12.25%		$258,964,456	0.95%	3.81%	0.95%	375.23%
Year Ended December 31, 2011 (e)	$8.58	0.37	0.10	0.47	(0.38)	(0.38)	$8.67	5.55%		$223,683,617	1.00%	4.25%	1.03%	368.27%
Year Ended December 31, 2010 (e)	$8.27	0.45	0.41	0.86	(0.55)	(0.55)	$8.58	10.59%		$211,108,430	1.00%	5.21%	1.05%	310.03%
Year Ended December 31, 2009 (e)	$7.32	0.55	1.17	1.72	(0.77)	(0.77)	$8.27	24.38%		$180,040,981	1.01%	6.89%	1.08%	256.64%

Class Y Shares
Period Ended June 30, 2014 (e)(g) (Unaudited)	$9.41	0.06	0.14	0.20	–	–	$9.61	2.13%		$123,448	0.75%	3.86%	0.75%	211.94%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

34

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi Sector Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company currently hold shares of the Fund, and other series of the Trust that operate as fund of funds, such as the NVIT Flexible Fixed Income Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or,

35

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. The independent pricing service utilizes internal models and uses observable

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

inputs such as issuer details, interest rates, yield curves, credit risk/spreads and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$27,770,310	$—	$27,770,310
Bank Loans	—	4,978,477	—	4,978,477
Collateralized Mortgage Obligations	—	10,335,068	—	10,335,068
Commercial Mortgage Backed Securities	—	11,275,067	—	11,275,067
Common Stocks
Diversified Consumer Services	—	32,305	—	32,305
Media	5,024	—	—	5,024
Total Common Stocks	$5,024	$32,305	$—	$37,329
Corporate Bonds
Aerospace & Defense	—	351,525	—	351,525
Airlines	—	13,594	—	13,594
Auto Components	—	720,350	—	720,350
Automobiles	—	1,991,560	—	1,991,560
Banks	—	10,091,971	—	10,091,971
Beverages	—	1,364,836	—	1,364,836
Biotechnology	—	1,006,616	—	1,006,616
Building Products	—	588,765	—	588,765
Capital Markets	—	4,815,626	—	4,815,626
Chemicals	—	4,453,136	—	4,453,136
Commercial Services & Supplies	—	2,376,863	—	2,376,863
Communications Equipment	—	1,686,902	—	1,686,902
Construction & Engineering	—	1,538,774	—	1,538,774
Construction Materials	—	428,042	—	428,042
Consumer Finance	—	787,300	—	787,300
Containers & Packaging	—	711,000	—	711,000
Diversified Financial Services	—	5,291,526	—	5,291,526
Diversified Telecommunication Services	—	10,281,658	—	10,281,658
Electric Utilities	—	4,513,561	—	4,513,561
Electrical Equipment	—	45,507	—	45,507
Energy Equipment & Services	—	777,574	—	777,574
Food & Staples Retailing	—	521,478	—	521,478
Food Products	—	3,512,154	—	3,512,154
Gas Utilities	—	3,940,024	—	3,940,024
Health Care Equipment & Supplies	—	265,000	—	265,000
Health Care Providers & Services	—	4,768,923	—	4,768,923
Hotels, Restaurants & Leisure	—	3,229,566	—	3,229,566
Household Durables	—	1,038,402	—	1,038,402
Household Products	—	582,000	—	582,000
Industrial Conglomerates	—	698,404	—	698,404
Information Technology Services	—	881,090	—	881,090
Insurance	—	530,332	—	530,332
Internet & Catalog Retail	—	1,354,763	—	1,354,763
Internet Software & Services	—	1,105,108	—	1,105,108
Machinery	—	374,013	—	374,013
Marine	—	471,221	—	471,221

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Media	$—	$6,506,376	$—	$6,506,376
Metals & Mining	—	6,671,872	—	6,671,872
Multi-Utilities & Unregulated Power	—	317,063	—	317,063
Oil, Gas & Consumable Fuels	—	13,973,080	—	13,973,080
Paper & Forest Products	—	1,134,427	—	1,134,427
Personal Products	—	184,275	—	184,275
Pharmaceuticals	—	2,623,462	—	2,623,462
Real Estate Investment Trusts (REITs)	—	845,622	—	845,622
Real Estate Management & Development	—	229,300	—	229,300
Road & Rail	—	1,525,731	—	1,525,731
Semiconductors & Semiconductor Equipment	—	1,281,265	—	1,281,265
Software	—	1,312,763	—	1,312,763
Specialty Retail	—	1,135,756	—	1,135,756
Technology Hardware, Storage & Peripherals	—	1,161,046	—	1,161,046
Textiles, Apparel & Luxury Goods	—	309,525	—	309,525
Thrift & Mortgage Finance	—	216,763	—	216,763
Tobacco	—	944,321	—	944,321
Transportation Infrastructure	—	478,678	—	478,678
Wireless Telecommunication Services	—	4,075,359	—	4,075,359
Total Corporate Bonds	$—	$122,035,848	$—	$122,035,848
Forward Foreign Currency Contracts	—	44,829	—	44,829
Futures Contracts	2,052	—	—	2,052
Municipal Bonds	—	1,759,211	—	1,759,211
Mutual Fund	31,798,582	—	—	31,798,582
Preferred Stock	—	809,706	—	809,706
Repurchase Agreements	—	9,786,623	—	9,786,623
Sovereign Bonds	—	50,733,766	—	50,733,766
U.S. Government Mortgage Backed Agencies	—	40,713,736	—	40,713,736
U.S. Government Sponsored & Agency Obligations	—	1,471,800	—	1,471,800
U.S. Treasury Bond	—	2,458,878	—	2,458,878
U.S. Treasury Notes	—	13,358,200	—	13,358,200
Warrant	—	37,381	—	37,381
Yankee Dollars	—	2,509,928	—	2,509,928
Total Assets	$31,805,658	$300,111,133	$—	$331,916,791

Liabilities:
Forward Foreign Currency Contracts	—	(18,273)	—	(18,273)
Futures Contracts	(538)	—	—	(538)
Total Liabilities	$(538)	$(18,273)	$—	$(18,811)
Total	$31,805,120	$300,092,860	$—	$331,897,980
Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2014, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

(d)	Forward Foreign Currency Transactions

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Interest rate risk	Unrealized appreciation from futures contracts	$2,052
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	44,829
Total		$46,881

Liabilities:
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	$(538)
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	(18,273)
Total		$(18,811)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts Interest rate risk	$78,613
Forward Foreign Currency Contracts Currency risk	(210,568)
Total	$(131,955)

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Interest rate risk	$77,821
Forward Foreign Currency Contracts Currency risk	49,152
Total	$126,973

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund present all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2014:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$44,829	$—	$44,829
Total	$44,829	$—	$44,829

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$12,640	$—	$—	$12,640
HSBC Bank PLC	9,148	(9,148)	—	—
JPMorgan Chase Bank	12,242	(2,505)	—	9,737
Royal Bank of Scotland	6,056	—	—	6,056
Standard Chartered Bank	4,743	—	—	4,743
Total	$44,829	$(11,653)	$—	$33,176

Amounts designated as “—” are zero.

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(18,273)	$—	$(18,273)
Total	$(18,273)	$—	$(18,273)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
HSBC Bank PLC	$(15,768)	$9,148	$—	$(6,620)
JPMorgan Chase Bank	(2,505)	2,505	—	—
Total	$(18,273)	$11,653	$—	$(6,620)

Amounts designated as “—” are zero.

(e)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

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Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, repos on a gross basis were as follows:

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
Credit Suisse (USA) LLC	$5,786,623	$—	$5,786,623	$(5,786,623)	$—
Goldman Sachs & Co.	4,000,000	—	4,000,000	(4,000,000)	—
Total	$9,786,623	$—	$9,786,623	$(9,786,623)	$—

Amounts designated as — are zero or have been rounded to zero.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where

43

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date, and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and

44

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Logan Circle Partners, LP (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Effective May 1, 2014, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.645%
$200 million up to $500 million	0.62%
$500 million and more	0.595%

Prior to May 1, 2014, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.675%
$200 million up to $500 million	0.65%
$500 million and more	0.625%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.657%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

45

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $66,705 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $435.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2014, NFS earned $203,112 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class I shares.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

46

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $601,126,932 and sales of $584,473,949 (excluding short-term securities).

For the six months ended June 30, 2014, the Fund had purchases of $91,055,895 and sales of $86,409,581 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. A Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

47

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$326,870,032	$8,482,865	$(3,482,987)	$4,999,878

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

48

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi Sector Bond Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

49

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class I shares were ranked within the fifth and the fourth quintile, respectively, of the Fund’s expense group. The Trustees considered management’s statements that the Fund’s actual advisory fee rate had decreased by 2.7 basis points year over year and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was less than one basis point above the median of the Fund’s expense group. The Trustees noted management’s statement that the expense cap on the Fund had been lowered from 85 basis points to 78 basis points in 2012, resulting in a waiver of $8,047 during the one-year period covered by the Lipper reports. The Trustees also considered the effect of fee waivers on the advisory fees of other funds in the Fund’s expense group. The Trustees also noted that the Fund’s Class I shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

50

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. The Trustees further considered that management had agreed to contractually reduce the Fund’s advisory fee by 3 basis points, bringing the total expense ratio below the median of the Fund’s expense group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

51

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

52

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

53

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

54

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

55

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

56

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

57

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

58

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

59

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

60

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

61

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

62

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Money Market Fund

SAR-MMKT 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Money Market Fund

Asset Allocation†

Commercial Paper	57.2%
Repurchase Agreement	11.8%
Certificates of Deposit	8.0%
Municipal Bonds	7.7%
Mutual Funds	7.0%
Corporate Bonds	4.7%
Asset-Backed Securities	1.5%
U.S. Treasury Bill	0.8%
Collateralized Mortgage Obligation	0.3%
Other assets in excess of liabilities	1.0%
100.0%

Top Industries††

Finance-Commercial	17.3%
Finance-Retail	16.7%
Banking	14.8%
Sovereign	8.3%
Consumer Products	4.9%
Finance-Automotive	4.5%
Oil & Oil Finance	1.5%
Electric Power	1.4%
Insurance	0.9%
Metals & Mining	0.9%
Other Industries*	28.8%
100.0%

Top Holdings††

BlackRock Investment Quality Municipal Trust, Inc., RB, 0.10%, 04/01/14	5.2%
Federated Prime Obligations Fund, Institutional Shares	5.0%
Erste Abwicklungsanstalt, 0.00%, 08/28/14	3.0%
Salisbury Receivables Co. LLC, 0.00%, 07/22/14	2.8%
Ciesco LLC, 0.00%, 11/04/14	2.4%
Unilever N.V., 0.00%, 08/05/14	2.3%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.02%	2.0%
Toyota Motor Credit Corp., 0.00%, 07/08/14	2.0%
Ciesco LLC, 0.00%, 09/08/14	1.9%
CAFCO LLC, 0.00%, 08/04/14	1.9%
Other Holdings*	71.5%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

4

Shareholder Expense Example	NVIT Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Money Market Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,000.00	0.89	0.18
	Hypothetical	(a)(b)	1,000.00	1,023.90	0.90	0.18
Class II Shares	Actual	(a)	1,000.00	1,000.00	0.89	0.18
	Hypothetical	(a)(b)	1,000.00	1,023.90	0.90	0.18
Class IV Shares	Actual	(a)	1,000.00	1,000.00	0.89	0.18
	Hypothetical	(a)(b)	1,000.00	1,023.90	0.90	0.18
Class V Shares	Actual	(a)	1,000.00	1,000.00	0.89	0.18
	Hypothetical	(a)(b)	1,000.00	1,023.90	0.90	0.18
Class Y Shares	Actual	(a)	1,000.00	1,000.00	0.89	0.18
	Hypothetical	(a)(b)	1,000.00	1,023.90	0.90	0.18

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 1.5%

	Principal Amount	Market Value

Banking 0.4%
HLSS Servicer Advance Receivables Trust, Series 2013-MM1, Class A, 0.35%, 09/15/14 (a)(b)	$7,666,667	$7,666,667

Finance-Automotive 0.4%
California Republic Auto Receivables Trust, Series 2014-1, Class A1, 0.25%, 04/15/15 (c)	2,067,242	2,067,242
Westlake Automobile Receivables Trust, Series 2014-1, Class A1, 0.35%, 06/15/15 (d)	3,397,791	3,397,792

		5,465,034

Finance-Equipment 0.7%
Ascentium Equipment Receivables LLC, Series 2014-1, Class A1, 0.45%, 03/10/15 (d)	3,448,954	3,448,954
Great America Leasing Receivables, Series 2014-1, Class A1, 0.25%, 03/15/15 (d)	9,315,045	9,315,045

		12,763,999

Total Asset-Backed Securities (cost $25,895,700)		25,895,700

Certificates of Deposit 8.0%
Banking 8.0%
Bank of Montreal
0.33%, 07/11/14(a)	12,000,000	12,000,000
0.22%, 09/17/14(a)	7,000,000	7,000,000
Credit Suisse, Zurich
0.23%, 08/14/14	25,000,000	25,000,000
0.23%, 08/19/14	16,000,000	16,000,000
Royal Bank of Canada, Montreal
0.32%, 07/03/14(a)	24,500,000	24,500,000
0.23%, 02/12/15(a)	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp.,
0.23%, 10/02/14	17,000,000	17,000,000
Toronto-Dominion Bank
0.32%, 07/10/14	8,000,000	8,000,000
0.30%, 01/27/15	10,000,000	10,000,000

		139,500,000

Total Certificates of Deposit (cost $139,500,000)		139,500,000

Commercial Paper 57.2%
Banking 4.2%
Bedford Row Funding Corp.
0.32%, 09/26/14 (d)	20,000,000	19,984,533
0.30%, 06/01/15 (d)	20,000,000	19,944,167

Commercial Paper (continued)

	Principal Amount	Market Value

Banking (continued)
Credit Agricole North America, Inc.,
0.21%, 07/28/14	$2,100,000	$2,099,669
ING (U.S.) Funding LLC
0.21%, 07/24/14	20,000,000	19,997,317
0.21%, 07/25/14	1,000,000	999,860
Manhattan Asset Funding Co. LLC,
0.16%, 07/28/14 (d)	4,000,000	3,999,520
PNC Bank, N.A.
0.31%, 01/13/15	2,000,000	2,000,000
0.31%, 01/16/15	3,000,000	3,000,000

		72,025,066

Consumer Products 4.8%
Unilever N.V.
0.23%, 08/05/14	40,000,000	39,990,870
0.26%, 08/14/14	12,500,000	12,496,033
0.26%, 09/03/14	15,000,000	14,993,076
0.26%, 09/22/14	6,000,000	5,996,408
0.22%, 10/14/14	10,000,000	9,993,588

		83,469,975

Electric Power 1.4%
Electricite de France SA
0.14%, 08/06/14 (d)	1,000,000	999,860
0.15%, 08/25/14 (d)	5,491,000	5,489,742
0.15%, 09/29/14 (d)	7,000,000	6,997,375
0.19%, 10/03/14 (d)	10,850,000	10,844,617

		24,331,594

Finance-Automotive 4.0%
Toyota Motor Credit Corp.
0.05%, 07/08/14	35,000,000	34,999,660
0.20%, 11/20/14 (a)	20,000,000	20,000,000
0.16%, 12/08/14	15,000,000	14,989,333

		69,988,993

Finance-Commercial 16.3%
Alpine Securitization Corp.,
0.21%, 09/09/14 (d)	2,000,000	1,999,183
Atlantic Asset Securitization LLC
0.20%, 07/10/14 (d)	5,000,000	4,999,750
0.20%, 07/14/14 (d)	15,000,000	14,998,917
Ciesco LLC
0.16%, 08/13/14 (d)	1,500,000	1,499,713
0.21%, 09/08/14 (d)	33,000,000	32,986,717
0.22%, 11/03/14 (d)	6,000,000	5,995,417
0.21%, 11/04/14 (d)	42,000,000	41,969,130
Fairway Finance Co. LLC
0.06%, 07/01/14 (d)	1,196,000	1,196,000
0.17%, 07/31/14 (a)(d)	5,000,000	5,000,000
0.17%, 09/24/14 (a)(d)	19,000,000	19,000,000
0.19%, 11/21/14 (a)(d)	29,000,000	29,000,000

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value

Finance-Commercial (continued)
General Electric Capital Corp.
0.16%, 10/06/14	$20,000,000	$19,991,378
0.18%, 12/08/14	15,000,000	14,988,000
Sheffield Receivables Corp.
0.18%, 07/15/14 (d)	5,000,000	4,999,650
0.18%, 07/16/14 (d)	15,500,000	15,498,837
0.14%, 07/17/14 (d)	20,000,000	19,998,756
0.18%, 07/22/14 (d)	30,000,000	29,996,850
0.15%, 08/04/14 (d)	14,700,000	14,697,918
0.19%, 08/08/14 (d)	3,700,000	3,699,258

		282,515,474

Finance-Retail 16.2%
Barton Capital LLC
0.19%, 08/12/14 (d)	5,000,000	4,998,892
0.19%, 08/13/14 (d)	11,000,000	10,997,504
0.20%, 08/20/14 (d)	16,900,000	16,895,305
0.21%, 09/08/14 (a)(d)	10,000,000	10,000,000
0.20%, 09/17/14 (d)	5,000,000	4,997,833
CAFCO LLC
0.17%, 08/04/14 (d)	32,937,000	32,931,834
0.17%, 08/05/14 (d)	20,500,000	20,496,612
Chariot Funding LLC
0.28%, 10/16/14 (d)	15,000,000	14,987,516
0.28%, 12/02/14 (d)	30,000,000	29,964,067
0.21%, 12/15/14 (d)	10,000,000	9,990,258
Jupiter Securitization Co. LLC
0.22%, 10/01/10 (d)	15,000,000	14,991,567
0.30%, 08/22/14 (d)	8,500,000	8,496,317
0.28%, 11/03/14 (d)	25,000,000	24,975,694
0.26%, 02/05/15 (d)	15,000,000	14,976,275
Salisbury Receivables Co. LLC
0.16%, 07/21/14 (d)	4,500,000	4,499,600
0.19%, 07/22/14 (d)	48,500,000	48,494,692
0.19%, 08/12/14 (d)	8,800,000	8,798,049

		281,492,015

Food & Beverage 0.6%
Coca-Cola Company,
0.12%, 09/23/14 (d)	10,000,000	9,997,200

Oil & Oil Finance 1.5%
ConocoPhillips Qatar Funding Ltd.
0.09%, 07/18/14 (d)	21,705,000	21,704,077
0.13%, 09/24/14 (d)	4,500,000	4,498,619

		26,202,696

Sovereign 8.2%
Caisse des Depots et Consignations (CDC)
0.15%, 09/04/14 (d)	10,000,000	9,997,292
0.17%, 09/25/14 (d)	20,000,000	19,991,878
0.17%, 10/03/14 (d)	20,000,000	19,991,122

Commercial Paper (continued)

	Principal Amount	Market Value

Sovereign (continued)
Erste Abwicklungsanstalt
0.12%, 08/05/14 (d)	$23,235,000	$23,232,289
0.15%, 08/28/14 (d)	51,000,000	50,987,675
Kells Funding, LLC,
0.21%, 08/08/14 (d)	10,000,000	9,997,784
Ontario, Province of Canada
0.08%, 07/15/14	8,508,000	8,507,735

		142,705,775

Total Commercial Paper (cost $992,728,788)		992,728,788

Corporate Bonds 4.7%
Banking 1.9%
Barclays Bank PLC,
2.00%, 08/15/14 (a)	4,000,000	4,008,515
PNC Bank, N.A.,
0.47%, 07/10/14 (a)	20,000,000	20,000,000
Wells Fargo Bank, N.A.,
0.37%, 06/22/15 (a)	10,000,000	10,000,000

		34,008,515

Finance-Commercial 1.0%
General Electric Capital Corp.
0.49%, 09/15/14 (a)	774,000	774,335
4.75%, 09/15/14	1,500,000	1,513,507
3.75%, 11/14/14	3,000,000	3,038,372
2.15%, 01/09/15	12,303,000	12,421,743

		17,747,957

Insurance 0.9%
Metropolitan Life Global Funding I,
2.00%, 01/09/15 (d)	11,200,000	11,296,800
New York Life Global Funding,
1.30%, 01/12/15 (d)	4,000,000	4,021,378

		15,318,178

Metals & Mining 0.9%
SSAB AB,
0.14%, 05/01/34 (a)	15,000,000	15,000,000

Total Corporate Bonds (cost $82,074,650)		82,074,650

Municipal Bonds 7.7%
Alaska 1.4%
Alaska State Housing Finance Corp., RB,
0.08%, 07/03/14 (a)	23,800,000	23,800,000

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Money Market Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California 5.2%
BlackRock Investment Quality Municipal Trust, Inc., RB,
0.10%, 07/01/14 (a)(d)	$90,000,000	$90,000,000

Illinois 1.1%
Illinois State, GO,
0.15%, 07/01/14 (a)(d)	18,820,000	18,820,000

Total Municipal Bonds (cost $132,620,000)		132,620,000

Collateralized Mortgage Obligation 0.3%
Fosse Master Issuer PLC Series 2014-1, Class A1, 0.27%, 04/18/15 (a)(d)	5,000,000	5,000,000

Total Collateralized Mortgage Obligation (cost $5,000,000)		5,000,000

Mutual Funds 7.0%

	Shares

Asset Management 7.0%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.02% (e)	35,000,000	35,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.03% (e)	85,739,658	85,739,658

Total Mutual Funds (cost $120,739,658)		120,739,658

U.S. Treasury Bill 0.8%

	Principal Amount

U.S. Treasury Bill,
0.11%, 08/14/14	$13,800,000	13,798,145

Total U.S. Treasury Bill (cost $13,798,145)		13,798,145

Repurchase Agreement 11.8%

	Principal Amount	Market Value

ING Financial Markets LLC, 0.09%, dated 06/30/14, due 07/01/14, repurchase price $205,285,513, collateralizedby U.S. Government Agency Securities ranging from 2.00%-6.00%, maturing 02/25/33-06/25/43; total market value $211,443,837.	$205,285,000	$205,285,000

Total Repurchase Agreement (cost $205,285,000)		205,285,000

Total Investments (cost $1,717,641,941) (f) — 99.0%		1,717,641,941
Other assets in excess of liabilities — 1.0%		16,900,874

NET ASSETS — 100.0%		$1,734,542,815

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. This security was deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of this security at June 30, 2014 was $7,666,667 which represents 0.44% of net assets.

(c)	Illiquid security.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2014 was $912,985,836 which represents 52.64% of net assets.

(e)	Represents 7-day effective yield as of June 30, 2014.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AB	Stock Company

GO	General Obligation

LLC	Limited Liability Company Ltd. Limited

PLC	Public Limited Company

RB	Revenue Bond

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Money Market Fund
Assets:
Investments, at value (cost $1,512,356,941)	$1,512,356,941
Repurchase agreement, at value (cost $205,285,000)	205,285,000

Total Investments, at value (total cost $1,717,641,941)	1,717,641,941

Cash	1,938
Interest and dividends receivable	419,184
Receivable for capital shares issued	17,590,095
Receivable for investment advisory fees	489,844
Prepaid expenses	10,666

Total Assets	1,736,153,668

Liabilities:
Payable for capital shares redeemed	753,224
Accrued expenses and other payables:
Fund administration fees	45,885
Distribution fees	115,975
Administrative servicing fees	622,298
Accounting and transfer agent fees	375
Trustee fees	734
Custodian fees	8,987
Compliance program costs (Note 3)	1,463
Professional fees	20,135
Printing fees	40,331
Other	1,446

Total Liabilities	1,610,853

Net Assets	$1,734,542,815

Represented by:
Capital	$1,736,038,166
Accumulated net realized losses from investments	(1,495,351)

Net Assets	$1,734,542,815

9

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Money Market Fund
Net Assets:
Class I Shares	$943,647,939
Class II Shares	161,051,966
Class IV Shares	48,449,929
Class V Shares	549,910,751
Class Y Shares	31,482,230

Total	$1,734,542,815

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	944,468,285
Class II Shares	161,201,439
Class IV Shares	48,492,448
Class V Shares	550,384,852
Class Y Shares	31,509,798

Total	1,736,056,822

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Money Market Fund
INVESTMENT INCOME:
Interest income	$1,594,676
Dividend income	11,745

Total Income	1,606,421

EXPENSES:
Investment advisory fees	3,414,763
Fund administration fees	264,255
Distribution fees Class II Shares	239,395
Administrative servicing fees Class I Shares	716,766
Administrative servicing fees Class II Shares	143,511
Administrative servicing fees Class IV Shares	37,894
Administrative servicing fees Class V Shares	276,764
Professional fees	47,450
Printing fees	11,821
Trustee fees	26,793
Custodian fees	28,765
Accounting and transfer agent fees	2,845
Compliance program costs (Note 3)	2,923
Other	26,945

Total expenses before earnings credit and fees waived	5,240,890

Earnings credit (Note 4)	(1,938)
Distribution fees voluntarily waived — Class II (Note 3)	(239,395)
Investment advisory fees waived (Note 3)	(2,218,201)
Administrative servicing fees voluntarily waived — Class I (Note 3)	(716,766)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(143,511)
Administrative servicing fees voluntarily waived — Class IV (Note 3)	(37,894)
Administrative servicing fees voluntarily waived — Class V (Note 3)	(276,764)

Net Expenses	1,606,421

NET INVESTMENT INCOME	–

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,557

Net realized/unrealized gains from affiliated and non-affiliated investments	5,557

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,557

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment loss	$–	$(49)
Net realized gains from investments	5,557	32,126

Change in net assets resulting from operations	5,557	32,077

Change in net assets from capital transactions	(27,630,878)	(397,168,134)

Change in net assets	(27,625,321)	(397,136,057)

Net Assets:
Beginning of period	1,762,168,136	2,159,304,193

End of period	$1,734,542,815	$1,762,168,136

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$124,116,350	$353,255,986
Dividends reinvested	–	–
Cost of shares redeemed	(150,800,131)	(465,620,001)

Total Class I Shares	(26,683,781)	(112,364,015)

Class II Shares
Proceeds from shares issued	499,055,218	1,291,965,848
Dividends reinvested	–	–
Cost of shares redeemed	(498,135,377)	(1,349,841,599)

Total Class II Shares	919,841	(57,875,751)

Class IV Shares
Proceeds from shares issued	5,264,179	16,386,578
Dividends reinvested	–	–
Cost of shares redeemed	(11,380,717)	(22,180,145)

Total Class IV Shares	(6,116,538)	(5,793,567)

Class V Shares
Proceeds from shares issued	211,234,195	394,592,429
Dividends reinvested	–	–
Cost of shares redeemed	(207,245,492)	(344,565,227)

Total Class V Shares	3,988,703	50,027,202

Class Y Shares
Proceeds from shares issued	514,636	7,770,105
Dividends reinvested	–	–
Cost of shares redeemed	(253,739)	(278,932,108)

Total Class Y Shares	260,897	(271,162,003)

Change in net assets from capital transactions	$(27,630,878)	$(397,168,134)

12

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	124,116,350	353,255,986
Reinvested	–	–
Redeemed	(150,800,131)	(465,620,001)

Total Class I Shares	(26,683,781)	(112,364,015)

Class II Shares
Issued	499,055,218	1,291,965,848
Reinvested	–	–
Redeemed	(498,135,377)	(1,349,841,599)

Total Class II Shares	919,841	(57,875,751)

Class IV Shares
Issued	5,264,179	16,386,578
Reinvested	–	–
Redeemed	(11,380,717)	(22,180,145)

Total Class IV Shares	(6,116,538)	(5,793,567)

Class V Shares
Issued	211,234,195	394,592,429
Reinvested	–	–
Redeemed	(207,245,492)	(344,565,227)

Total Class V Shares	3,988,703	50,027,202

Class Y Shares
Issued	514,636	7,770,105
Reinvested	–	–
Redeemed	(253,739)	(278,932,108)

Total Class Y Shares	260,897	(271,162,003)

Total change in shares	(27,630,878)	(397,168,134)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Money Market Fund

		Operations			Distributions		Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Operations	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)
Class I Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$1.00	–	–	$1.00	–	$943,647,939	0.18%	–	0.58%
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$970,304,468	0.21%	–	0.58%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$1,082,651,394	0.30%	–	0.58%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$1,126,659,840	0.26%	–	0.57%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$1,066,297,467	0.31%	–	0.59%
Year Ended December 31, 2009 (d)	$1.00	–	–	$1.00	0.04%	$1,290,121,011	0.53%	0.05%	0.67%

Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$1.00	–	–	$1.00	–	$161,051,966	0.18%	–	0.83%
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$160,094,056	0.21%	–	0.83%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$217,965,994	0.30%	–	0.83%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$253,713,076	0.26%	–	0.82%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$233,716,674	0.31%	–	0.84%
Period Ended December 31, 2009 (d)(e)	$1.00	–	–	$1.00	0.04%	$295,700,874	0.29%	–	0.86%

Class IV Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$1.00	–	–	$1.00	–	$48,449,929	0.18%	–	0.58%
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$54,563,286	0.21%	–	0.58%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$60,355,890	0.30%	–	0.58%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$67,251,820	0.26%	–	0.57%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$77,530,878	0.31%	–	0.58%
Year Ended December 31, 2009 (d)	$1.00	–	–	$1.00	0.09%	$90,950,906	0.47%	0.10%	0.71%

Class V Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$1.00	–	–	$1.00	–	$549,910,751	0.18%	–	0.53%
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$546,045,214	0.21%	–	0.53%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$496,009,056	0.30%	–	0.53%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$470,690,748	0.26%	–	0.52%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$476,523,940	0.31%	–	0.53%
Year Ended December 31, 2009 (d)	$1.00	–	–	$1.00	0.06%	$523,140,279	0.50%	0.06%	0.60%

Class Y Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$1.00	–	–	$1.00	–	$31,482,230	0.18%	–	0.43%
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$31,161,112	0.23%	–	0.43%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$302,321,859	0.30%	–	0.43%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$375,182,576	0.26%	–	0.42%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$323,950,106	0.31%	–	0.42%
Year Ended December 31, 2009 (d)	$1.00	–	–	$1.00	0.09%	$254,794,820	0.49%	0.07%	0.50%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from December 14, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of December 14, 2009 through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Money Market Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal, Investor Destinations, and the Loring Ward NVIT Capital Appreciation and Moderate Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities held by the Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$25,895,700	$—	$25,895,700
Certificates of Deposit	—	139,500,000	—	139,500,000
Collateralized Mortgage Obligation	—	5,000,000	—	5,000,000
Commercial Paper	—	992,728,788	—	992,728,788
Corporate Bonds	—	82,074,650	—	82,074,650
Municipal Bonds	—	132,620,000	—	132,620,000
Mutual Funds	120,739,658	—	—	120,739,658
Repurchase Agreement	—	205,285,000	—	205,285,000
U.S. Treasury Bill	—	13,798,145	—	13,798,145
Total	$120,739,658	$1,596,902,283	$—	$1,717,641,941

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with another series of Nationwide Mutual Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash, through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan), the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repo on a gross basis was as follows:

ING Financial Markets, dated 06/30/14, due 07/01/14, repurchase price $341,055,852, collateralized by U.S. Government Agency Securities ranging 2.00%-6.00%, maturing 02/25/14-06/25/45; total market value $351,287,127.

Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statement of Assets and Liabilities	$205,285,000
Collateral offsetting	(205,285,000)
Net Amount	$—

Amount designated as “—” is zero.

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion up to $2 billion	0.38%
$2 billion up to $5 billion	0.36%
$5 billion and more	0.34%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before voluntary fee waivers was 0.38%, and after voluntary fee waivers was 0.13%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $264,255 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,923.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculate at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares, and 0.10% of the average daily net assets of Class V shares of the Fund.

For the six months ended June 30, 2014, NFS earned $1,174,935 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15%, 0.15%, 0.15%, and 0.10% for Class I, Class II, Class IV, and Class V shares, respectively.

During the six months ended June 30, 2014, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $2,218,201. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of the Fund in an amount equal to $239,395. Also, during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV, and Class V shares of the Fund in an amount equal to $1,174,935. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represent that any of these voluntary waivers will be continued or repeated.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had short-term purchases of $53,785,126 and sales of $40,000,000 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. Management is currently evaluating the impact of these rule amendments on the Fund. Compliance dates for the various amendments range from 9 months to 2 years.

8.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,717,641,941	$—	$ (—)	$—

Amounts designated as “—” are zero or have been rounded to zero.

9.  Subsequent Events

The Trusts’ credit agreement with respect to the Fund (discussed above under “Bank Loans and Earnings Credit”) has been terminated effective July 17, 2014.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Money Market Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

22

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class I shares each ranked within the fourth quintile of the Fund’s expense group. The Trustees considered management’s statement that, in the money market sector, very small differences in expenses can result in large comparative differences, and noted that the Fund’s actual advisory fee rate was only 3.6 basis points above the median of the Fund’s expense group, and only 1.5 basis points above the median of the Fund’s subadvised expense group. The Trustees noted that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was only 3.9 basis points above the Fund’s expense group median and only 1.8 basis points above the Fund’s SEG median. The Trustees also noted that management had waived $3.7 million in fees during the one-year period covered by the Lipper report. The Trustees considered that the Fund’s Class I shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

23

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

27

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

30

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

31

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

32

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

34

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Developing Markets Fund

SAR-DMKT 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Developing Markets Fund

Asset Allocation†

Common Stocks	92.4%
Preferred Stocks	5.3%
Mutual Fund	1.8%
Exchange Traded Fund	1.3%
Liabilities in excess of other assets	(0.8%)
100.0%

Top Industries††

Banks	21.0%
Oil, Gas & Consumable Fuels	11.9%
Semiconductors & Semiconductor Equipment	8.5%
Automobiles	5.0%
Internet Software & Services	3.9%
Wireless Telecommunication Services	3.7%
Insurance	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Beverages	2.6%
Chemicals	2.4%
Other Industries	34.2%
100.0%

Top Holdings††

Samsung Electronics Co., Ltd.	2.6%
CNOOC Ltd.	2.5%
China Construction Bank Corp., H Shares	2.4%
SK Hynix, Inc.	2.3%
Tencent Holdings Ltd.	2.2%
Turkiye Halk Bankasi AS	2.1%
Hyundai Motor Co.	1.9%
Fidelity Institutional Money Market Fund —Institutional Class	1.8%
Itau Unibanco Holding SA — Preference Shares	1.8%
NAVER Corp.	1.7%
Other Holdings	78.7%
100.0%

Top Countries††

China	17.2%
South Korea	15.1%
Taiwan	13.8%
Brazil	12.4%
India	9.0%
Russia	4.4%
Turkey	4.1%
Thailand	3.7%
South Africa	3.7%
Hong Kong	3.5%
Other Countries	13.1%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Developing Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Developing Markets Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class II Shares	Actual	(a)	1,000.00	1,038.50	8.24	1.63
	Hypothetical	(a)(b)	1,000.00	1,016.71	8.15	1.63

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 92.4%

	Shares	Market Value

BRAZIL 7.2%
Beverages 1.6%
AMBEV SA, ADR	184,900	$1,301,696

Diversified Financial Services 0.4%
Grupo BTG Pactual	19,700	306,712

Electric Utilities 0.7%
EDP — Energias do Brasil SA	113,100	555,390

Household Durables 0.2%
Rossi Residencial SA*	172,044	134,707

Media 0.5%
Multiplus SA	24,200	399,664

Metals & Mining 1.1%
Vale SA — Preference Shares, ADR	69,470	826,693

Oil, Gas & Consumable Fuels 0.9%
Petroleo Brasileiro SA	90,500	665,182

Transportation Infrastructure 0.9%
Arteris SA	87,500	728,672

Water Utilities 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	63,100	672,553

		5,591,269

CHILE 0.8%
Banks 0.8%
Banco Santander Chile, ADR	22,430	593,274

CHINA 17.3%
Banks 2.4%
China Construction Bank Corp., H Shares*	2,496,000	1,887,604

Capital Markets 0.6%
China Cinda Asset Management Co., Ltd., H Shares*	981,000	487,256

Chemicals 0.3%
China BlueChemical Ltd., H Shares	400,000	218,266

Construction & Engineering 0.7%
China Communications Construction Co., Ltd., H Shares	514,000	344,492
China Machinery Engineering Corp., H Shares*	295,000	174,503

		518,995

Construction Materials 0.5%
Anhui Conch Cement Co., Ltd., H Shares	113,500	389,318

Diversified Telecommunication Services 0.4%
China Telecom Corp., Ltd., H Shares	674,000	329,672

Health Care Providers & Services 0.3%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	103,100	214,437

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Insurance 1.9%
New China Life Insurance Co., Ltd., H Shares	214,300	$710,653
PICC Property & Casualty Co., Ltd., H Shares	506,000	766,666

		1,477,319

Internet & Catalog Retail 0.6%
Vipshop Holdings Ltd., ADR*	2,320	435,557

Internet Software & Services 2.2%
Tencent Holdings Ltd.	113,500	1,726,681

Machinery 1.7%
CSR Corp., Ltd., H Shares	630,000	473,312
Weichai Power Co., Ltd., H Shares	219,000	845,807

		1,319,119

Oil, Gas & Consumable Fuels 4.9%
China Petroleum & Chemical Corp., H Shares	1,298,000	1,234,064
China Shenhua Energy Co., Ltd., H Shares*	214,000	618,200
CNOOC Ltd.	1,111,000	1,997,206

		3,849,470

Pharmaceuticals 0.8%
Sihuan Pharmaceutical Holdings Group Ltd.	982,000	600,586

		13,454,280

COLOMBIA 0.5%
Banks 0.5%
Bancolombia SA, ADR	7,000	404,600

GREECE 0.7%
Hotels, Restaurants & Leisure 0.7%
OPAP SA	30,250	537,823

HONG KONG 3.5%
Diversified Telecommunication Services 0.0%†
China Unicom Hong Kong Ltd.	10,000	15,377

Hotels, Restaurants & Leisure 0.8%
SJM Holdings Ltd.	235,000	588,709

Household Durables 0.8%
Haier Electronics Group Co., Ltd.	224,000	585,442

Independent Power and Renewable Electricity Producers 1.2%
China Resources Power Holdings Co., Ltd.	336,000	955,415

Real Estate Management & Development 0.7%
China Overseas Land & Investment Ltd.	238,000	577,281

		2,722,224

INDIA 9.1%
Automobiles 2.8%
Maruti Suzuki India Ltd.	28,440	1,156,913
Tata Motors Ltd.	144,630	1,040,933

		2,197,846

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

INDIA (continued)
Banks 0.8%
ICICI Bank Ltd.	27,460	$647,731

Chemicals 0.6%
UPL Ltd.	77,560	440,661

Construction Materials 0.7%
Grasim Industries Ltd.	770	44,762
Grasim Industries Ltd., GDR	8,520	485,957

		530,719

Information Technology Services 0.7%
HCL Technologies Ltd.	23,110	576,666

Oil, Gas & Consumable Fuels 3.5%
Coal India Ltd.	107,590	688,995
Oil & Natural Gas Corp., Ltd.	181,290	1,280,473
Reliance Industries Ltd.	41,700	704,074

		2,673,542

		7,067,165

INDONESIA 2.0%
Banks 1.3%
Bank Negara Indonesia Persero Tbk PT	2,327,500	935,934

Construction Materials 0.4%
Indocement Tunggal Prakarsa Tbk PT	180,200	342,690

Machinery 0.3%
United Tractors Tbk PT	126,600	247,037

		1,525,661

MACAU 0.8%
Hotels, Restaurants & Leisure 0.8%
Sands China Ltd.	79,600	600,796

MALAYSIA 1.0%
Banks 1.0%
CIMB Group Holdings Bhd	353,700	806,607

MEXICO 0.5%
Beverages 0.5%
Arca Continental SAB de CV	58,700	397,758

PERU 0.6%
Banks 0.6%
Credicorp Ltd.	3,170	492,840

PHILIPPINES 2.2%
Banks 1.4%
Metropolitan Bank & Trust Co.	529,003	1,059,096

Food Products 0.5%
Universal Robina Corp.	115,070	406,705

Wireless Telecommunication Services 0.3%
Philippine Long Distance Telephone Co.	3,520	239,522

		1,705,323

Common Stocks (continued)

	Shares	Market Value

POLAND 1.0%
Electric Utilities 1.0%
Energa SA	118,200	$804,892

RUSSIA 4.5%
Banks 0.4%
Sberbank of Russia, ADR	32,140	326,864

Metals & Mining 0.9%
MMC Norilsk Nickel OJSC, ADR	35,650	709,792

Oil, Gas & Consumable Fuels 2.3%
Lukoil OAO, ADR	18,500	1,106,669
Rosneft OAO, GDR Reg. S*	89,760	655,207

		1,761,876

Wireless Telecommunication Services 0.9%
Mobile Telesystems OJSC	77,230	687,331

		3,485,863

SOUTH AFRICA 3.7%
Food Products 0.5%
Tiger Brands Ltd.	13,270	382,707

Health Care Providers & Services 1.0%
Mediclinic International Ltd.	100,420	771,479

Industrial Conglomerates 0.5%
Bidvest Group Ltd.	15,130	402,102

Wireless Telecommunication Services 1.7%
MTN Group Ltd.	64,250	1,353,350

		2,909,638

SOUTH KOREA 15.1%
Auto Components 0.5%
Hyundai Mobis	1,486	417,333

Automobiles 1.9%
Hyundai Motor Co.	6,578	1,491,369

Banks 3.5%
DGB Financial Group, Inc.	43,550	652,180
Hana Financial Group, Inc.	32,310	1,197,352
Shinhan Financial Group Co., Ltd.	18,020	831,376

		2,680,908

Food & Staples Retailing 0.4%
E-Mart Co., Ltd.	1,462	335,295

Household Durables 0.8%
LG Electronics, Inc.	8,834	648,807

Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	1,225	311,785

Internet Software & Services 1.7%
NAVER Corp.	1,648	1,357,894

Semiconductors & Semiconductor Equipment 5.1%
Samsung Electronics Co., Ltd.	1,583	2,067,318
SK Hynix, Inc.*	37,800	1,815,075

		3,882,393

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA (continued)
Wireless Telecommunication Services 0.8%
SK Telecom Co., Ltd.	2,730	$638,150

		11,763,934

TAIWAN 13.9%
Banks 2.1%
E.Sun Financial Holding Co., Ltd.	1,100,906	706,209
Mega Financial Holding Co., Ltd.	1,125,607	936,670

		1,642,879

Diversified Financial Services 1.5%
Fubon Financial Holding Co., Ltd.	805,300	1,163,288

Electronic Equipment, Instruments & Components 2.2%
Delta Electronics, Inc.	145,000	1,056,056
Largan Precision Co., Ltd.	8,000	638,226

		1,694,282

Insurance 1.3%
China Life Insurance Co., Ltd.	1,058,940	977,087

Semiconductors & Semiconductor Equipment 3.5%
Advanced Semiconductor Engineering, Inc.	355,000	460,010
Epistar Corp.*	161,000	399,096
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	60,740	1,299,229
United Microelectronics Corp	1,224,000	609,871

		2,768,206

Technology Hardware, Storage & Peripherals 3.3%
Catcher Technology Co., Ltd.	109,000	1,017,223
Compal Electronics, Inc.*	1,009,280	826,132
Inventec Corp.	799,810	766,403

		2,609,758

		10,855,500

THAILAND 3.8%
Banks 0.1%
Kasikornbank PCL	17,100	108,004

Beverages 0.5%
Thai Beverage PCL	812,000	403,921

Chemicals 1.6%
PTT Global Chemical PCL	568,219	1,182,043

Diversified Telecommunication Services 0.9%
Jasmine International PCL	2,773,500	708,893

Oil, Gas & Consumable Fuels 0.7%
PTT PCL	54,800	536,940

		2,939,801

TURKEY 4.2%
Automobiles 0.2%
Ford Otomotiv Sanayi AS*	13,190	164,397

Common Stocks (continued)

	Shares	Market Value

TURKEY (continued)
Banks 3.1%
Turkiye Garanti Bankasi AS	183,480	$718,542
Turkiye Halk Bankasi AS	224,030	1,681,913

		2,400,455

Real Estate Investment Trusts (REITs) 0.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	538,270	677,421

		3,242,273

Total Common Stocks (cost $67,251,147)		71,901,521

Preferred Stocks 5.3%
BRAZIL 5.3%
Banks 3.2%
Banco Bradesco SA — Preference Shares	57,100	828,267
Banco do Estado do Rio Grande do Sul SA — Preference Shares, Class B	57,100	277,812
Itau Unibanco Holding SA — Preference Shares	95,920	1,387,898

		2,493,977

Food & Staples Retailing 1.6%
Cia Brasileira de Distribuicao — Preference Shares	26,800	1,249,211

Paper & Forest Products 0.5%
Suzano Papel e Celulose SA — Preference Shares, Class A	102,600	389,597

Total Preferred Stocks (cost $4,247,480)		4,132,785

Exchange Traded Fund 1.3%
UNITED STATES 1.3%
iShares MSCI Emerging Markets ETF	22,880	989,102

Total Exchange Traded Fund (cost $970,749)		989,102

Mutual Fund 1.8%
Money Market Fund 1.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (a)	1,437,738	1,437,738

Total Mutual Fund (cost $1,437,738)		1,437,738

Total Investments (cost $73,907,114) (b) — 100.8%		78,461,146
Liabilities in excess of other assets — (0.8)%		(620,140)

NET ASSETS — 100.0%		$77,841,006

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Developing Markets Fund (Continued)

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AS	Stock Corporation

Bhd	Public Limited Company

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Ltd.	Limited

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PCL	Public Company Limited

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements

9

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Developing Markets Fund
Assets:
Investments, at value (cost $73,907,114)	$78,461,146
Foreign currencies, at value (cost $285,457)	285,282
Dividends receivable	222,461
Receivable for investments sold	831,392
Receivable for capital shares issued	3,706
Prepaid expenses	406

Total Assets	79,804,393

Liabilities:
Payable for investments purchased	1,577,130
Payable for capital shares redeemed	29,371
Payable for capital gain country tax	8,391
Accrued expenses and other payables:
Investment advisory fees	58,015
Fund administration fees	7,889
Distribution fees	16,152
Administrative servicing fees	187,251
Accounting and transfer agent fees	1,159
Trustee fees	32
Deferred capital gain country tax	58,033
Custodian fees	624
Compliance program costs (Note 3)	62
Professional fees	1,022
Printing fees	17,730
Other	526

Total Liabilities	1,963,387

Net Assets	$77,841,006

Represented by:
Capital	$115,044,789
Accumulated undistributed net investment income	714,900
Accumulated net realized losses from investments and foreign currency transactions	(42,414,964)
Net unrealized appreciation/(depreciation) from investments†	4,495,999
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	282

Net Assets	$77,841,006

†	Net of $58,033 of deferred capital gain country tax.

10

Statements of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Developing Markets Fund
Net Assets:
Class II Shares	$77,841,006

Total	$77,841,006

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	12,008,374

Total	12,008,374

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$6.48

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Developing Markets Fund
INVESTMENT INCOME:
Dividend income	$870,982
Foreign tax withholding	(58,932)

Total Income	812,050

EXPENSES:
Investment advisory fees	361,706
Fund administration fees	45,732
Distribution fees Class II Shares	95,185
Administrative servicing fees Class II Shares	95,186
Professional fees	24,181
Printing fees	6,967
Trustee fees	1,153
Custodian fees	2,828
Accounting and transfer agent fees	3,367
Compliance program costs (Note 3)	122
Other	4,602

Total expenses before earnings credit and fees waived	641,029

Earnings credit (Note 4)	(23)
Investment advisory fees waived (Note 3)	(19,716)

Net Expenses	621,290

NET INVESTMENT INCOME	190,760

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	2,433,716
Net realized losses from foreign currency transactions (Note 2)	(17,630)

Net realized gains from investments and foreign currency transactions	2,416,086

Net change in unrealized appreciation/(depreciation) from investments††	119,994
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	7,042
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	127,036

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	2,543,122

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,733,882

†	Net of capital gain country taxes of $15,337.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $17,868.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Developing Markets Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$190,760	$884,529
Net realized gains from investments and foreign currency transactions	2,416,086	6,675,542
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	127,036	(8,455,358)

Change in net assets resulting from operations	2,733,882	(895,287)

Distributions to Shareholders From:
Net investment income:
Class II	–	(829,147)

Change in net assets from shareholder distributions	–	(829,147)

Change in net assets from capital transactions	(8,719,437)	(17,656,749)

Change in net assets	(5,985,555)	(19,381,183)

Net Assets:
Beginning of period	83,826,561	103,207,744

End of period	$77,841,006	$83,826,561

Accumulated undistributed net investment income at end of period	$714,900	$524,140

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$3,372,780	$13,699,429
Dividends reinvested	–	829,147
Cost of shares redeemed	(12,092,217)	(32,185,325)

Total Class II Shares	(8,719,437)	(17,656,749)

Change in net assets from capital transactions	$(8,719,437)	$(17,656,749)

SHARE TRANSACTIONS:
Class II Shares
Issued	559,360	2,175,270
Reinvested	–	133,949
Redeemed	(1,988,972)	(5,252,892)

Total Class II Shares	(1,429,612)	(2,943,673)

Total change in shares	(1,429,612)	(2,943,673)

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Developing Markets Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2014 (d) (Unaudited)	$6.24	0.02	0.22	0.24	–	–	–	$6.48	3.85%		$77,841,006	1.63%	0.50%	1.68%	43.22%
Year Ended December 31, 2013 (d)	$6.30	0.06	(0.06)	–	(0.06)	–	(0.06)	$6.24	0.03%		$83,826,561	1.61%	0.98%	1.66%	79.72%
Year Ended December 31, 2012 (d)	$5.40	0.06	0.85	0.91	(0.01)	–	(0.01)	$6.30	16.78%		$103,207,738	1.59%	0.97%	1.64%	79.73%
Year Ended December 31, 2011 (d)	$6.98	0.05	(1.61)	(1.56)	(0.01)	(0.01)	(0.02)	$5.40	(22.40%	)	$103,846,479	1.61%	0.76%	1.62%	118.92%
Year Ended December 31, 2010 (d)	$6.01	0.02	0.95	0.97	–	–	–	$6.98	16.14%		$211,160,517	1.56%	0.27%	1.56%	147.64%
Year Ended December 31, 2009 (d)	$3.75	0.03	2.29	2.32	(0.04)	(0.02)	(0.06)	$6.01	62.23%		$229,825,283	1.53%	0.58%	1.56%	124.25%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Developing Markets Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by unaffiliated insurance companies.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$417,333	$—	$417,333
Automobiles	—	3,853,612	—	3,853,612
Banks	1,817,578	12,169,218	—	13,986,796
Beverages	1,699,454	403,921	—	2,103,375

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Capital Markets	$—	$487,256	$—	$487,256
Chemicals	—	1,840,970	—	1,840,970
Construction & Engineering	—	518,995	—	518,995
Construction Materials	—	1,262,727	—	1,262,727
Diversified Financial Services	306,712	1,163,288	—	1,470,000
Diversified Telecommunication Services	—	1,053,942	—	1,053,942
Electric Utilities	555,390	804,892	—	1,360,282
Electronic Equipment, Instruments & Components	—	1,694,282	—	1,694,282
Food & Staples Retailing	—	335,295	—	335,295
Food Products	—	789,412	—	789,412
Health Care Providers & Services	—	985,916	—	985,916
Hotels, Restaurants & Leisure	—	1,727,328	—	1,727,328
Household Durables	134,707	1,234,249	—	1,368,956
Independent Power and Renewable Electricity Producers	—	955,415	—	955,415
Industrial Conglomerates	—	402,102	—	402,102
Information Technology Services	—	576,666	—	576,666
Insurance	—	2,766,191	—	2,766,191
Internet & Catalog Retail	435,557	—	—	435,557
Internet Software & Services	—	3,084,575	—	3,084,575
Machinery	—	1,566,156	—	1,566,156
Media	399,664	—	—	399,664
Metals & Mining	1,536,485	—	—	1,536,485
Oil, Gas & Consumable Fuels	1,771,851	7,715,159	—	9,487,010
Pharmaceuticals	—	600,586	—	600,586
Real Estate Investment Trusts (REITs)	—	677,421	—	677,421
Real Estate Management & Development	—	577,281	—	577,281
Semiconductors & Semiconductor Equipment	1,299,229	5,351,370	—	6,650,599
Technology Hardware, Storage & Peripherals	—	2,609,758	—	2,609,758
Transportation Infrastructure	728,672	—	—	728,672
Water Utilities	672,553	—	—	672,553
Wireless Telecommunication Services	—	2,918,353	—	2,918,353
Total Common Stocks	$11,357,852	$60,543,669	$—	$71,901,521
Exchange Traded Fund	989,102	—	—	989,102
Mutual Fund	1,437,738	—	—	1,437,738
Preferred Stocks	4,132,785	—	—	4,132,785
Total	$17,917,477	$60,543,669	$—	$78,461,146

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.95%, and after contractual fee waivers was 0.90%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014 there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $19,716, for which NFA shall not be entitled to later seek recoupment.

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i)the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii)a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $45,732 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $122.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $95,186 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.25% for Class II shares.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $33,265,956 and sales of $42,303,026 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $1,091 of brokerage commissions.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$74,194,300	$7,349,867	$(3,083,021)	$4,266,846

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Developing Markets Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

23

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares each ranked within the second quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class II shares achieved a level of total return performance ranked within the fifth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees considered management’s statements that the Fund appointed its current subadviser in September 2011, and that the Fund’s underperformance was due in part to the poor performance of the previous subadviser. The Trustees considered management’s belief that the Fund’s current subadviser had made enhancements which resulted in the Fund performing in the upper half of its peer universe over the past year. The Trustees further considered management’s belief that the current subadviser’s balanced focus on growth and value and quantitative and qualitative factors would result in a more consistent pattern of returns for the Fund compared to that achieved by the previous subadviser.

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Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

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Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

26

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

27

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

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Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

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Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

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Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

31

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

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Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.
MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

33

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

34

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

35

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

36

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Nationwide Fund

SAR-NAT 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Nationwide Fund

Asset Allocation†

Common Stocks	98.2%
Mutual Fund	1.8%
Repurchase Agreements	0.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	8.5%
Banks	7.4%
Pharmaceuticals	6.1%
Information Technology Services	5.8%
Chemicals	5.5%
Software	4.9%
Road & Rail	4.6%
Communications Equipment	3.7%
Health Care Providers & Services	3.4%
Technology Hardware, Storage & Peripherals	3.4%
Other Industries*	46.7%
100.0%

Top Holdings††

Wells Fargo & Co.	4.6%
Union Pacific Corp.	3.5%
Chevron Corp.	3.1%
Procter & Gamble Co. (The)	2.9%
Apple, Inc.	2.9%
Coca-Cola Co. (The)	2.7%
QUALCOMM, Inc.	2.6%
Pfizer, Inc.	2.6%
Abbott Laboratories	2.4%
General Electric Co.	2.4%
Other Holdings*	70.3%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Nationwide Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,079.40	4.07	0.79
	Hypothetical	(a)(b)	1,000.00	1,020.88	3.96	0.79
Class II Shares	Actual	(a)	1,000.00	1,078.10	5.36	1.04
	Hypothetical	(a)(b)	1,000.00	1,019.64	5.21	1.04
Class IV Shares	Actual	(a)	1,000.00	1,080.20	4.07	0.79
	Hypothetical	(a)(b)	1,000.00	1,020.88	3.96	0.79

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.2%

	Shares	Market Value

Aerospace & Defense 3.3%
Boeing Co. (The)	120,225	$15,296,227
Huntington Ingalls Industries, Inc.	18,700	1,768,833
Lockheed Martin Corp.	57,235	9,199,381

		26,264,441

Auto Components 0.8%
Delphi Automotive PLC	93,200	6,406,568

Automobiles 0.5%
Ford Motor Co.	240,270	4,142,255

Banks 7.4%
Citigroup, Inc.	81,240	3,826,404
Fifth Third Bancorp	91,200	1,947,120
JPMorgan Chase & Co.	150,500	8,671,810
Regions Financial Corp.	683,545	7,259,248
Wells Fargo & Co.	691,530	36,346,817

		58,051,399

Beverages 2.7%
Coca-Cola Co. (The)	496,070	21,013,525

Biotechnology 1.6%
Biogen Idec, Inc.*	23,860	7,523,296
Celgene Corp.*	36,700	3,151,796
Pharmacyclics, Inc.*(a)	24,635	2,210,006

		12,885,098

Building Products 0.4%
Allegion PLC	55,350	3,137,238

Capital Markets 1.4%
Goldman Sachs Group, Inc. (The)	43,610	7,302,058
Lazard Ltd., Class A	76,700	3,954,652

		11,256,710

Chemicals 5.5%
Monsanto Co.	42,225	5,267,146
PPG Industries, Inc.	79,450	16,696,418
Rockwood Holdings, Inc.	64,100	4,870,959
Westlake Chemical Corp.	199,600	16,718,496

		43,553,019

Commercial Services & Supplies 0.7%
Tyco International Ltd.	81,240	3,704,544
Waste Connections, Inc.	41,700	2,024,535

		5,729,079

Communications Equipment 3.7%
Cisco Systems, Inc.	340,035	8,449,870
QUALCOMM, Inc.	263,025	20,831,580

		29,281,450

Consumer Finance 1.3%
Discover Financial Services	164,860	10,218,023

Diversified Consumer Services 0.4%
H&R Block, Inc.	99,300	3,328,536

Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	37,800	1,849,554

Common Stocks (continued)

	Shares	Market Value

Electric Utilities 0.5%
OGE Energy Corp.	92,300	$3,607,084

Energy Equipment & Services 1.9%
Baker Hughes, Inc.	89,800	6,685,610
Dril-Quip, Inc.*	74,420	8,129,641

		14,815,251

Food & Staples Retailing 0.3%
CVS Caremark Corp.	30,750	2,317,627

Health Care Equipment & Supplies 2.4%
Abbott Laboratories	468,655	19,167,989

Health Care Providers & Services 3.4%
Aetna, Inc.	104,140	8,443,671
McKesson Corp.	75,380	14,036,510
VCA, Inc.*	130,100	4,565,209

		27,045,390

Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.	53,100	4,047,282
McDonald’s Corp.	73,305	7,384,746
Starbucks Corp.	68,740	5,319,101
Starwood Hotels & Resorts Worldwide, Inc.	48,805	3,944,420

		20,695,549

Household Durables 0.5%
Newell Rubbermaid, Inc.	114,300	3,542,157

Household Products 2.9%
Procter & Gamble Co. (The)	291,610	22,917,630

Independent Power and Renewable Electricity Producers 0.7%
Calpine Corp.*	224,180	5,337,726

Industrial Conglomerates 2.4%
General Electric Co.	729,020	19,158,646

Information Technology Services 5.8%
Amdocs Ltd.	188,665	8,740,849
Computer Sciences Corp.	129,350	8,174,920
DST Systems, Inc.	113,600	10,470,512
FleetCor Technologies, Inc.*	31,400	4,138,520
Xerox Corp.	1,143,195	14,221,346

		45,746,147

Insurance 2.0%
HCC Insurance Holdings, Inc.	40,965	2,004,827
PartnerRe Ltd.	71,400	7,797,594
Travelers Cos., Inc. (The)	66,215	6,228,845

		16,031,266

Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	10,315	3,350,106
Liberty Ventures, Series A*	30,800	2,273,040

		5,623,146

Internet Software & Services 2.6%
eBay, Inc.*	104,625	5,237,528
Google, Inc., Class A*	17,535	10,252,188
Google, Inc., Class C*	8,035	4,622,375

		20,112,091

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	46,400	$2,665,216
Thermo Fisher Scientific, Inc.	75,100	8,861,800

		11,527,016

Machinery 0.8%
Graco, Inc.	50,000	3,904,000
ITT Corp.	45,500	2,188,550

		6,092,550

Media 1.8%
Liberty Media Corp., Series A*	31,880	4,357,358
Time Warner, Inc.	101,870	7,156,368
Viacom, Inc., Class B	34,025	2,950,988

		14,464,714

Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	53,765	5,885,655
Chevron Corp.	186,175	24,305,146
EOG Resources, Inc.	98,400	11,499,024
Occidental Petroleum Corp.	91,260	9,366,014
Phillips 66	109,905	8,839,659
Valero Energy Corp.	150,500	7,540,050

		67,435,548

Pharmaceuticals 6.1%
AbbVie, Inc.	135,100	7,625,044
Johnson & Johnson	135,870	14,214,720
Merck & Co., Inc.	92,300	5,339,555
Pfizer, Inc.	699,165	20,751,217

		47,930,536

Real Estate Investment Trusts (REITs) 1.8%
Boston Properties, Inc.	31,300	3,699,034
Equity Lifestyle Properties, Inc.	55,350	2,444,256
Prologis, Inc.	191,740	7,878,597

		14,021,887

Road & Rail 4.6%
AMERCO	12,600	3,663,576
Old Dominion Freight Line, Inc.*	80,200	5,107,136
Union Pacific Corp.	275,740	27,505,065

		36,275,777

Software 4.9%
Adobe Systems, Inc.*	100,780	7,292,441
CA, Inc.	171,705	4,934,802
Compuware Corp.	493,800	4,933,062
Microsoft Corp.	397,440	16,573,248
Oracle Corp.	128,655	5,214,387

		38,947,940

Specialty Retail 3.2%
Home Depot, Inc. (The)	128,060	10,367,738
Lowe’s Cos., Inc.	239,890	11,512,321
Signet Jewelers Ltd.	29,410	3,252,452

		25,132,511

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	242,970	$22,579,202
Hewlett-Packard Co.	115,100	3,876,568

		26,455,770

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	27,475	2,130,686

Tobacco 2.0%
Philip Morris International, Inc.	191,630	16,156,325

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	183,905	4,801,759

Total Common Stocks (cost $640,447,242)		774,607,613

Mutual Fund 1.8%
Money Market Fund 1.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	14,201,314	14,201,314

Total Mutual Fund (cost $14,201,314)		14,201,314

Repurchase Agreements 0.2%

	Principal Amount

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $781,552, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $797,183. (c)	$781,550	781,550
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $500,001, collateralized by U.S. Government Agency Securities ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $510,000. (c)	500,000	500,000

Total Repurchase Agreements (cost $1,281,550)		1,281,550

Total Investments (cost $655,930,106) (d) — 100.2%		790,090,477
Liabilities in excess of other assets — (0.2%)		(1,436,565)

NET ASSETS — 100.0%		$788,653,912

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Nationwide Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $1,273,882.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $1,281,550.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
151	E-mini S&P 500	09/19/14	$14,740,620	$69,283

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Nationwide Fund
Assets:
Investments, at value *(cost $654,648,556)	$788,808,927
Repurchase agreements, at value (cost $1,281,550)	1,281,550

Total Investments, at value (total cost $655,930,106)	790,090,477

Dividends receivable	1,065,641
Security lending income receivable	617
Receivable for capital shares issued	2,217
Receivable for variation margin on futures contracts	676,761
Prepaid expenses	4,446

Total Assets	791,840,159

Liabilities:
Payable for capital shares redeemed	1,352,683
Payable upon return of securities loaned (Note 2)	1,281,550
Accrued expenses and other payables:
Investment advisory fees	377,777
Fund administration fees	22,108
Distribution fees	31,624
Administrative servicing fees	100,762
Accounting and transfer agent fees	19
Trustee fees	329
Custodian fees	4,376
Compliance program costs (Note 3)	626
Professional fees	13,523
Other	870

Total Liabilities	3,186,247

Net Assets	$788,653,912

Represented by:
Capital	$912,550,371
Accumulated undistributed net investment income	1,979,762
Accumulated net realized losses from investments and futures transactions	(260,105,875)
Net unrealized appreciation/(depreciation) from investments	134,160,371
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	69,283

Net Assets	$788,653,912

*	Includes value of securities on loan of $1,273,882 (Note 2).

9

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Nationwide Fund
Net Assets:
Class I Shares	$521,455,302
Class II Shares	151,497,985
Class IV Shares	115,700,625

Total	$788,653,912

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	36,769,435
Class II Shares	10,730,755
Class IV Shares	8,161,513

Total	55,661,703

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.18
Class II Shares	$14.12
Class IV Shares	$14.18

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Nationwide Fund
INVESTMENT INCOME:
Dividend income	$7,492,731
Income from securities lending (Note 2)	2,725

Total Income	7,495,456

EXPENSES:
Investment advisory fees	2,214,252
Fund administration fees	127,526
Distribution fees Class II Shares	188,897
Administrative servicing fees Class I Shares	372,605
Administrative servicing fees Class II Shares	113,339
Administrative servicing fees Class III Shares (a)	883
Administrative servicing fees Class IV Shares	82,779
Professional fees	25,993
Printing fees	40,326
Trustee fees	11,848
Custodian fees	13,902
Accounting and transfer agent fees	397
Compliance program costs (Note 3)	1,225
Other	13,213

Total expenses before earnings credit	3,207,185

Earnings credit (Note 5)	(89)

Net Expenses	3,207,096

NET INVESTMENT INCOME	4,288,360

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	20,117,835
Net realized gains from futures transactions (Note 2)	1,643,850

Net realized gains from investments and futures transactions	21,761,685

Net change in unrealized appreciation/(depreciation) from investments	33,479,102
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(406,962)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	33,072,140

Net realized/unrealized gains from investments and futures transactions	54,833,825

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$59,122,185

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Nationwide Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$4,288,360	$8,787,997
Net realized gains from investments and futures transactions	21,761,685	172,717,345
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	33,072,140	12,548,398

Change in net assets resulting from operations	59,122,185	194,053,740

Distributions to Shareholders From:
Net investment income:
Class I	(2,008,568)	(6,094,901)
Class II	(484,300)	(1,571,656)
Class III (a)	(7,600)	(22,238)
Class IV	(446,149)	(1,360,627)

Change in net assets from shareholder distributions	(2,946,617)	(9,049,422)

Change in net assets from capital transactions	(37,030,473)	(85,190,250)

Change in net assets	19,145,095	99,814,068

Net Assets:
Beginning of period	769,508,817	669,694,749

End of period	$788,653,912	$769,508,817

Accumulated undistributed net investment income at end of period	$1,979,762	$638,019

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,763,439	$7,146,785
Proceeds from shares issued from class conversion	1,905,913	–
Dividends reinvested	2,008,568	6,094,901
Cost of shares redeemed	(25,484,050)	(60,797,486)

Total Class I Shares	(12,806,130)	(47,555,800)

Class II Shares
Proceeds from shares issued	461,951	1,342,780
Dividends reinvested	484,300	1,571,656
Cost of shares redeemed	(19,704,642)	(32,909,711)

Total Class II Shares	(18,758,391)	(29,995,275)

Class III Shares (a)
Proceeds from shares issued	171,899	1,028,284
Dividends reinvested	7,600	22,238
Cost of shares redeemed from class conversion	(1,905,913)	–
Cost of shares redeemed	(171,279)	(597,439)

Total Class III Shares	(1,897,693)	453,083

Class IV Shares
Proceeds from shares issued	845,458	1,669,812
Dividends reinvested	446,149	1,360,627
Cost of shares redeemed	(4,859,866)	(11,122,697)

Total Class IV Shares	(3,568,259)	(8,092,258)

Change in net assets from capital transactions	$(37,030,473)	$(85,190,250)

12

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	682,081	581,934
Issued in class conversion	142,173	–
Reinvested	150,342	480,452
Redeemed	(1,899,849)	(5,184,999)

Total Class I Shares	(925,253)	(4,122,613)

Class II Shares
Issued	33,255	109,612
Reinvested	36,386	124,507
Redeemed	(1,470,828)	(2,826,109)

Total Class II Shares	(1,401,187)	(2,591,990)

Class III Shares (a)
Issued	12,779	85,311
Reinvested	567	1,747
Redeemed in class conversion	(141,661)	–
Redeemed	(12,996)	(49,828)

Total Class III Shares	(141,311)	37,230

Class IV Shares
Issued	63,243	139,314
Reinvested	33,394	107,339
Redeemed	(362,105)	(941,364)

Total Class IV Shares	(265,468)	(694,711)

Total change in shares	(2,733,219)	(7,372,084)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.19	0.08	0.96	1.04	(0.05)	(0.05)	–	$14.18	7.94%	$521,455,302	0.79%	1.18%	0.79%	16.73%
Year Ended December 31, 2013 (e)	$10.19	0.15	3.01	3.16	(0.16)	(0.16)	–	$13.19	31.10%	$497,167,860	0.79%	1.27%	0.79%	108.73%
Year Ended December 31, 2012 (e)	$9.05	0.14	1.15	1.29	(0.15)	(0.15)	–	$10.19	14.21%	$426,223,301	0.79%	1.44%	0.80%	23.86%
Year Ended December 31, 2011 (e)	$9.11	0.11	(0.06)	0.05	(0.11)	(0.11)	–	$9.05	0.53%	$436,029,821	0.78%	1.21%	0.79%	19.65%
Year Ended December 31, 2010 (e)	$8.11	0.07	1.02	1.09	(0.09)	(0.09)	–	$9.11	13.45%	$497,366,746	0.79%	0.88%	0.79%	55.00%	(f)
Year Ended December 31, 2009 (e)	$6.52	0.09	1.59	1.68	(0.09)	(0.09)	–	$8.11	26.10%	$729,866,520	0.81%	1.24%	0.81%	85.37%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.14	0.06	0.96	1.02	(0.04)	(0.04)	–	$14.12	7.81%	$151,497,985	1.04%	0.93%	1.04%	16.73%
Year Ended December 31, 2013 (e)	$10.15	0.12	3.00	3.12	(0.13)	(0.13)	–	$13.14	30.79%	$159,365,672	1.04%	1.02%	1.04%	108.73%
Year Ended December 31, 2012 (e)	$9.02	0.12	1.13	1.25	(0.12)	(0.12)	–	$10.15	13.85%	$149,466,339	1.04%	1.19%	1.05%	23.86%
Year Ended December 31, 2011 (e)	$9.07	0.09	(0.06)	0.03	(0.08)	(0.08)	–	$9.02	0.38%	$168,088,528	1.04%	0.95%	1.05%	19.65%
Year Ended December 31, 2010 (e)	$8.07	0.05	1.01	1.06	(0.06)	(0.06)	–	$9.07	13.22%	$200,160,889	1.04%	0.63%	1.04%	55.00%	(f)
Year Ended December 31, 2009 (e)	$6.50	0.07	1.58	1.65	(0.08)	(0.08)	–	$8.07	25.56%	$284,786,913	1.07%	1.02%	1.07%	85.37%

Class IV Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.18	0.08	0.97	1.05	(0.05)	(0.05)	–	$14.18	8.02%	$115,700,625	0.79%	1.18%	0.79%	16.73%
Year Ended December 31, 2013 (e)	$10.19	0.15	3.00	3.15	(0.16)	(0.16)	–	$13.18	31.00%	$111,104,753	0.79%	1.27%	0.79%	108.73%
Year Ended December 31, 2012 (e)	$9.05	0.14	1.15	1.29	(0.15)	(0.15)	–	$10.19	14.22%	$92,940,203	0.79%	1.45%	0.80%	23.86%
Year Ended December 31, 2011 (e)	$9.10	0.11	(0.05)	0.06	(0.11)	(0.11)	–	$9.05	0.63%	$89,436,799	0.79%	1.21%	0.80%	19.65%
Year Ended December 31, 2010 (e)	$8.10	0.07	1.02	1.09	(0.09)	(0.09)	–	$9.10	13.48%	$98,522,755	0.79%	0.90%	0.79%	55.00%	(f)
Year Ended December 31, 2009 (e)	$6.52	0.09	1.58	1.67	(0.09)	(0.09)	–	$8.10	25.94%	$98,226,930	0.81%	1.24%	0.81%	85.37%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$774,607,613	$—	$—	$774,607,613
Futures Contracts	69,283	—	—	69,283
Mutual Fund	14,201,314	—	—	14,201,314
Repurchase Agreement	—	1,281,550	—	1,281,550
Total	$788,878,210	$1,281,550	$—	$790,159,760

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$69,283
Total		$69,283

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,643,850
Total	$1,643,850

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(406,962)
Total	$(406,962)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(d)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repurchase agreement and related collateral.

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
Credit Suisse (USA) LLC	$781,550	$—	$781,550	$(781,550)	$—
Goldman Sachs & Co.	500,000	—	500,000	(500,000)	—
Total	$1,281,550	$—	$1,281,550	$(1,281,550)	$—

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected HighMark Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.58%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $127,526 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,225.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2014, NFS earned $569,606 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.15% for Class III shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees of $0 and $93, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $126,331,230 and sales of $160,716,457 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $0 of brokerage commissions.

11.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$658,033,355	$135,262,680	$(3,205,558)	$132,057,122

12.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Nationwide Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

25

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class I shares were ranked within the second and the first quintile, respectively, of the Fund’s expense group. The Trustees also noted that the Fund’s Class I shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may

26

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

28

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

29

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

30

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

32

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

33

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

34

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

35

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

36

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

37

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Semiannual Report

June 30, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

SAR-LW-CAP 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	Loring Ward NVIT Capital Appreciation Fund

Asset Allocation†

Equity Funds	87.2%
Fixed Income Funds	11.4%
Money Market Fund	1.7%
Liabilities in excess of other assets	(0.3%)
100.0%

Top Holdings††

DFA U.S. Core Equity 1 Portfolio, Institutional Class	22.0%
DFA VA International Value Portfolio	17.9%
DFA VA U.S. Large Value Portfolio	16.1%
DFA U.S. Small Cap Portfolio, Institutional Class	10.5%
DFA VA International Small Portfolio	9.3%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	6.4%
DFA VA Global Bond Portfolio	6.1%
DFA VA Short-Term Fixed Portfolio	5.2%
DFA Real Estate Securities Portfolio, Institutional Class	4.8%
NVIT Money Market Fund, Class Y	1.7%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	Loring Ward NVIT Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Loring Ward NVIT Capital Appreciation Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,056.50	3.67	0.72
	Hypothetical	(b)(c)	1,000.00	1,021.22	3.61	0.72
Class P Shares	Actual	(b)	1,000.00	1,057.50	2.96	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 100.3%

	Shares	Market Value

Equity Funds 87.2%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	9,798	$203,789
DFA Real Estate Securities Portfolio, Institutional Class	5,095	154,179
DFA U.S. Core Equity 1 Portfolio, Institutional Class	40,032	702,565
DFA U.S. Small Cap Portfolio, Institutional Class	10,531	335,530
DFA VA International Small Portfolio	22,405	294,624
DFA VA International Value Portfolio	41,028	570,292
DFA VA U.S. Large Value Portfolio	21,879	514,377

Total Equity Funds (cost $2,430,038)		2,775,356

Fixed Income Funds 11.4%
DFA VA Global Bond Portfolio	18,035	195,675
DFA VA Short-Term Fixed Portfolio	16,248	165,887

Total Fixed Income Funds (cost $361,254)		361,562

Money Market Fund 1.7%
NVIT Money Market Fund, Class Y, 0.00% * (a)(b)	54,795	54,795

Total Money Market Fund (cost $54,795)		54,795

Total Mutual Funds (cost $2,846,087)		3,191,713

Total Investments (cost $2,846,087) (c) — 100.3%		3,191,713
Liabilities in excess of other assets — (0.3)%		(10,294)

NET ASSETS — 100.0%		$3,181,419

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	Investment in affiliate.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $54,795)	$54,795
Investments in non-affiliates, at value (cost $2,791,292)	3,136,918

Total Investments, at value (total cost $2,846,087)	3,191,713

Cash	1
Receivable for investments sold	239
Receivable for investment advisory fees	5,316
Prepaid expenses	12

Total Assets	3,197,281

Liabilities:
Payable for capital shares redeemed	239
Accrued expenses and other payables:
Fund administration fees	3,617
Distribution fees	594
Administrative servicing fees	64
Accounting and transfer agent fees	22
Trustee fees	1
Custodian fees	29
Compliance program costs (Note 3)	24
Professional fees	6,800
Printing fees	3,749
Other	723

Total Liabilities	15,862

Net Assets	$3,181,419

Represented by:
Capital	$2,784,593
Accumulated undistributed net investment income	274
Accumulated net realized gains from non-affiliated investments	50,926
Net unrealized appreciation/(depreciation) from investments in non-affiliates	345,626

Net Assets	$3,181,419

7

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund
Net Assets:
Class II Shares	$1,861,093
Class P Shares	1,320,326

Total	$3,181,419

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	146,378
Class P Shares	105,603

Total	251,981

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.71
Class P Shares	$12.50

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$6,802

Total Income	6,802

EXPENSES:
Investment advisory fees	2,812
Fund administration fees	20,016
Distribution fees Class II	1,375
Distribution fees Class P	1,554
Administrative servicing fees Class II	790
Professional fees	6,416
Printing fees	7,389
Trustee fees	36
Custodian fees	5
Accounting and transfer agent fees	72
Other	1,825

Total expenses before earnings credit and expenses reimbursed	42,290

Earnings credit (Note 5)	(1)
Expenses reimbursed by adviser (Note 3)	(34,694)

Net Expenses	7,595

NET INVESTMENT LOSS	(793)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	9,826
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	133,480

Net realized/unrealized gains from non-affiliated investments	143,306

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$142,513

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Loring Ward NVIT Capital Appreciation Fund
	Six Months Ended June 30, 2014 (Unaudited)	Period ended December 31, 2013 (a)
Operations:
Net investment income/(loss)	$(793)	$20,432
Net realized gains from non-affiliated investments	9,826	47,697
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	133,480	212,146

Change in net assets resulting from operations	142,513	280,275

Distributions to Shareholders From:
Net investment income:
Class II	–	–
Class P	–	(23,240)
Net realized gains:
Class II	–	(1,815)
Class P	–	(2,705)

Change in net assets from shareholder distributions	–	(27,760)

Change in net assets from capital transactions	998,416	1,787,975

Change in net assets	1,140,929	2,040,490

Net Assets:
Beginning of period	2,040,490	–

End of period	$3,181,419	$2,040,490

Accumulated undistributed net investment income at end of period	$274	$1,067

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$999,167	$787,134
Dividends reinvested	–	1,815
Cost of shares redeemed	(38,970)	(29,663)

Total Class II Shares	960,197	759,286

Class P Shares
Proceeds from shares issued	47,471	1,003,439
Dividends reinvested	–	25,945
Cost of shares redeemed	(9,252)	(695)

Total Class P Shares	38,219	1,028,689

Change in net assets from capital transactions	$998,416	$1,787,975

10

Statements of Changes in Net Assets (Continued)

	Loring Ward NVIT Capital Appreciation Fund
	Six Months Ended June 30, 2014 (Unaudited)	Period ended December 31, 2013 (a)
SHARE TRANSACTIONS:
Class II Shares
Issued	80,607	71,631
Reinvested	–	153
Redeemed	(3,189)	(2,824)

Total Class II Shares	77,418	68,960

Class P Shares
Issued	3,969	100,227
Reinvested	–	2,218
Redeemed	(750)	(61)

Total Class P Shares	3,219	102,384

Total change in shares	80,637	171,344

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Loring Ward NVIT Capital Appreciation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.03	(0.01)	0.69	0.68	–	–	–	$12.71	5.65%	$1,861,093	0.72%	(0.11%	)	3.64%	2.70%
Period Ended December 31, 2013 (e)(f)	$10.00	0.28	1.78	2.06	–	(0.03)	(0.03)	$12.03	20.57%	$829,833	0.70%	2.54%		5.43%	5.79%

Class P Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.82	–	0.68	0.68	–	–	–	$12.50	5.75%	$1,320,326	0.58%	(0.03%	)	3.57%	2.70%
Period Ended December 31, 2013 (e)(f)	$10.00	0.12	1.96	2.08	(0.23)	(0.03)	(0.26)	$11.82	20.82%	$1,210,657	0.59%	1.13%		5.20%	5.79%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of January 7, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Loring Ward NVIT Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other funds sponsored by Dimensional Fund Advisors LP (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following is the valuation policy of the affiliated Underlying Fund:

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected LWI Financial Inc. (“Loring Ward”) (“Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.24%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.33% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2013 Amount (a)	Six Months Ended June 30, 2014 Amount	Total
$64,660	$34,694	$99,354

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $20,016 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $0.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $790 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.14% for Class II shares.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Fund. The Fund’s transactions in the shares of the Underlying Fund during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2014
NVIT Money Market Fund, Class Y	$34,913	$21,195	$1,313	$—	$—	$54,795

Amounts designated as “—” are zero or have been rounded to zero.

Further information about the affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $1,066,355 and sales of $64,926 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in the affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,846,766	$344,977	$(30)	$344,947

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2014 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that, while performance history of the Fund’s Class II shares for the three-year period ended August 31, 2013 was not available due to the Fund’s recent inception date, the Fund’s Class II shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-month period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things,

20

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

21

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

25

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

26

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

27

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

28

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

30

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

31

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

32

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund

SAR-MM-IV 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative

2

Economic Review (con’t.)

easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi-Manager International Value Fund

Asset Allocation†

Common Stocks	98.1%
Repurchase Agreements	2.9%
Mutual Fund	1.2%
Preferred Stock	0.5%
Rights††	0.0%
Liabilities in excess of other assets	(2.7)%
100.0%

Top Industries†††

Banks	16.5%
Oil, Gas & Consumable Fuels	13.7%
Insurance	7.3%
Automobiles	5.7%
Metals & Mining	4.6%
Pharmaceuticals	3.9%
Chemicals	2.9%
Capital Markets	2.8%
Wireless Telecommunication Services	2.7%
Diversified Telecommunication Services	2.7%
Other Industries*	37.2%
100.0%

Top Holdings†††

Mitsubishi UFJ Financial Group, Inc.	2.4%
BP PLC, ADR	2.3%
Royal Dutch Shell PLC, ADR	2.3%
Daimler AG	2.2%
BNP Paribas SA	1.8%
Royal Dutch Shell PLC, Class A	1.6%
HSBC Holdings PLC	1.5%
GDF Suez	1.5%
HSBC Holdings PLC, ADR	1.4%
ING Groep NV	1.3%
Other Holdings*	81.7%
100.0%

Top Countries†††

Japan	21.2%
United Kingdom	15.9%
France	11.3%
Germany	9.0%
Switzerland	6.8%
Netherlands	6.7%
Canada	4.6%
Australia	3.2%
Italy	2.5%
Sweden	2.2%
Other Countries*	16.6%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Multi-Manager International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Value Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,029.70	4.58	0.91
	Hypothetical	(a)(b)	1,000.00	1,020.28	4.56	0.91
Class II Shares	Actual	(a)	1,000.00	1,029.00	5.84	1.16
	Hypothetical	(a)(b)	1,000.00	1,019.04	5.81	1.16
Class IV Shares	Actual	(a)	1,000.00	1,029.70	4.63	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.23	4.61	0.92
Class Y Shares	Actual	(a)	1,000.00	1,031.10	3.88	0.77
	Hypothetical	(a)(b)	1,000.00	1,020.98	3.86	0.77

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 98.1%

	Shares	Market Value

AUSTRALIA 3.3%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd. (a)	95,467	$459,443

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	195,272

Banks 0.9%
Australia & New Zealand Banking Group Ltd.	256,293	8,059,008
Bank of Queensland Ltd.	47,698	548,153
Bendigo and Adelaide Bank Ltd.	67,536	776,996

		9,384,157

Beverages 0.0%†
Treasury Wine Estates Ltd.	90,625	427,974

Capital Markets 0.2%
Macquarie Group Ltd.	48,558	2,731,571

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	658,574

Construction & Engineering 0.0%†
Leighton Holdings Ltd. (a)	782	14,520

Construction Materials 0.0%†
Boral Ltd.	109,893	543,681

Food & Staples Retailing 0.7%
Metcash Ltd. (a)	35,307	87,923
Wesfarmers Ltd.	175,916	6,941,894

		7,029,817

Food Products 0.0%†
GrainCorp Ltd., Class A	25,385	200,971

Health Care Providers & Services 0.0%†
Primary Health Care Ltd.	56,647	242,250

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	115,595	342,051
Tabcorp Holdings Ltd.	50,397	159,618
Tatts Group Ltd.	234,051	721,607

		1,223,276

Insurance 0.4%
QBE Insurance Group Ltd.	91,070	932,765
Suncorp Group Ltd.	194,461	2,483,242

		3,416,007

Media 0.0%†
Fairfax Media Ltd.	121,743	103,794

Metals & Mining 0.1%
Alumina Ltd.*	254,239	324,681
BlueScope Steel Ltd.*	47,847	245,061
Fortescue Metals Group Ltd.	28,631	118,250
Newcrest Mining Ltd.*	92,495	928,987

		1,616,979

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	74,368	217,381

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Oil, Gas & Consumable Fuels 0.6%
New Hope Corp., Ltd.	10,015	$25,299
Origin Energy Ltd.	183,209	2,525,274
Santos Ltd.	129,724	1,745,126
Woodside Petroleum Ltd.	42,387	1,643,403

		5,939,102

Real Estate Management & Development 0.1%
Lend Lease Group	60,703	750,439

Road & Rail 0.1%
Asciano Ltd.	144,259	766,512

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.	15,028	105,049

		36,026,769

AUSTRIA 0.1%
Banks 0.1%
Erste Group Bank AG	28,246	913,274
Raiffeisen Bank International AG	4,219	134,501

		1,047,775

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	1,412	63,787

		1,111,562

BELGIUM 1.6%
Banks 0.1%
KBC Groep NV*	16,119	876,892

Chemicals 1.0%
Solvay SA	66,352	11,419,869
Umicore SA	953	44,345

		11,464,214

Diversified Telecommunication Services 0.1%
Belgacom SA (a)	17,660	586,254

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	1,319,104

Insurance 0.1%
Ageas	25,032	998,306

Pharmaceuticals 0.2%
UCB SA	22,635	1,914,970

		17,159,740

CANADA 4.7%
Chemicals 0.1%
Agrium, Inc. (a)	11,514	1,055,028

Diversified Telecommunication Services 0.0%†
Bell Aliant, Inc.	2,018	52,745

Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.	17,200	267,095
Precision Drilling Corp.	30,300	429,065

		696,160

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Food & Staples Retailing 0.0%†
Empire Co., Ltd., Class A	3,800	$258,403
George Weston Ltd.	2,936	216,571

		474,974

Independent Power and Renewable Electricity Producers 0.0%†
TransAlta Corp.	17,887	219,261

Insurance 0.7%
Fairfax Financial Holdings Ltd.	2,219	1,052,717
Industrial Alliance Insurance & Financial Services, Inc.	6,272	274,850
Manulife Financial Corp.	210,795	4,190,022
Sun Life Financial, Inc. (a)	66,370	2,439,465

		7,957,054

Metals & Mining 1.4%
Agnico Eagle Mines Ltd.	515	19,721
Agnico Eagle Mines Ltd.	8,297	317,775
Barrick Gold Corp.	139,221	2,547,744
Eldorado Gold Corp.	73,885	565,017
First Quantum Minerals Ltd.	209,062	4,471,013
Goldcorp, Inc.	102,182	2,851,900
Kinross Gold Corp.* (a)	177,200	734,009
Lundin Mining Corp.*	42,500	233,799
Osisko Gold Royalties Ltd.*	710	10,679
Pan American Silver Corp. (a)	13,200	202,382
Teck Resources Ltd., Class B	93,000	2,123,125
Turquoise Hill Resources Ltd.*	32,500	108,734
Yamana Gold, Inc.	121,979	1,003,679

		15,189,577

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	1,045,718

Oil, Gas & Consumable Fuels 2.3%
Bonavista Energy Corp.	4,301	65,983
Cameco Corp. (a)	54,900	1,076,854
Canadian Natural Resources Ltd. (a)	146,646	6,732,517
Crescent Point Energy Corp. (a)	24,306	1,077,204
Enerplus Corp. (a)	15,414	388,438
Husky Energy, Inc. (a)	52,500	1,695,469
MEG Energy Corp.*	10,979	400,144
Pengrowth Energy Corp. (a)	59,692	427,950
Penn West Petroleum Ltd. (a)	76,105	743,184
Suncor Energy, Inc.	251,700	10,732,720
Talisman Energy, Inc.	142,000	1,501,111

		24,841,574

Technology Hardware, Storage & Peripherals 0.0%†
Blackberry Ltd.* (a)	9,511	97,393
Blackberry Ltd.* (a)	37,138	380,759

		478,152

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc. (a)	5,200	185,232

		52,195,475

Common Stocks (continued)

	Shares	Market Value

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.*	381,000	$242,098

COLOMBIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Pacific Rubiales Energy Corp.	17,285	351,191

DENMARK 1.5%
Banks 0.8%
Danske Bank A/S	281,627	7,961,177

Beverages 0.2%
Carlsberg A/S, Class B	24,567	2,645,959

Building Products 0.0%†
Rockwool International A/S, Class B	239	44,091

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	5,406	301,862

Diversified Telecommunication Services 0.1%
TDC A/S	73,998	765,465

Marine 0.4%
AP Moeller — Maersk A/S, Class A	500	1,176,785
AP Moeller — Maersk A/S, Class B	1,340	3,331,622

		4,508,407

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	270,739

		16,497,700

FINLAND 0.9%
Electric Utilities 0.1%
Fortum OYJ	32,687	876,435

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	142,890

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ (a)	6,682	130,383

Paper & Forest Products 0.7%
Stora Enso OYJ, Class R	126,639	1,231,200
UPM-Kymmene OYJ	422,487	7,216,733

		8,447,933

Technology Hardware, Storage & Peripherals 0.1%
Nokia OYJ (a)	89,469	676,991

		10,274,632

FRANCE 11.6%
Aerospace & Defense 0.0%†
Thales SA	1,506	91,059

Air Freight & Logistics 0.1%
Bollore SA	913	592,295

Auto Components 0.1%
Cie Generale des Etablissements Michelin	11,192	1,336,350

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Automobiles 0.7%
Peugeot SA*	20,009	$296,046
Renault SA	80,261	7,255,169

		7,551,215

Banks 2.5%
BNP Paribas SA	303,256	20,608,904
Credit Agricole SA	125,718	1,774,995
Natixis	128,574	825,175
Societe Generale SA	92,446	4,848,114

		28,057,188

Building Products 1.1%
Compagnie de Saint-Gobain	206,178	11,633,021

Communications Equipment 0.0%†
Alcatel-Lucent*	17,315	62,249

Construction & Engineering 0.3%
Bouygues SA	84,720	3,525,216

Construction Materials 0.9%
Ciments Francais SA	751	81,753
Lafarge SA (a)	118,846	10,334,751

		10,416,504

Diversified Telecommunication Services 0.8%
Orange SA	321,387	5,085,087
Vivendi SA*	158,488	3,878,449

		8,963,536

Electric Utilities 0.3%
Electricite de France (a)	102,533	3,228,548

Electrical Equipment 0.8%
Schneider Electric SE	88,906	8,383,250

Energy Equipment & Services 0.0%†
CGG SA*	20,800	294,669

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,574	1,136,743

Hotels, Restaurants & Leisure 0.6%
Sodexo	64,145	6,901,949

Information Technology Services 0.1%
Cap Gemini SA	9,379	669,321

Insurance 1.0%
AXA SA	458,216	10,948,309
CNP Assurances	5,401	112,097

		11,060,406

Machinery 0.0%†
Vallourec SA	6,279	281,463

Media 0.4%
Lagardere SCA	17,071	556,200
Publicis Groupe SA	45,961	3,895,490

		4,451,690

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Metals & Mining 0.0%†
Eramet*	65	$7,697

Multi-Utilities 1.8%
GDF Suez	599,354	16,513,134
Suez Environnement Co.	159,792	3,056,849

		19,569,983

Trading Companies & Distributors 0.0%†
Rexel SA	12,849	300,508

		128,514,860

GERMANY 8.9%
Airlines 0.1%
Deutsche Lufthansa AG REG	28,411	609,901

Automobiles 2.9%
Bayerische Motoren Werke AG	38,121	4,827,252
Daimler AG REG	266,059	24,853,792
Volkswagen AG	4,865	1,254,725

		30,935,769

Banks 0.4%
Commerzbank AG*	263,466	4,129,329

Capital Markets 0.6%
Deutsche Bank AG REG	200,733	7,054,760
Deutsche Bank AG REG	196	6,895

		7,061,655

Chemicals 0.9%
BASF SE	81,290	9,455,947
K+S AG REG (a)	10,666	350,254
Wacker Chemie AG	256	29,473

		9,835,674

Commercial Services & Supplies 0.0%†
Bilfinger SE	2,876	327,509

Construction Materials 0.2%
HeidelbergCement AG	20,755	1,768,491

Diversified Telecommunication Services 0.6%
Deutsche Telekom AG REG	394,239	6,914,562
Telefonica Deutschland Holding AG*	10,147	83,878

		6,998,440

Food & Staples Retailing 0.3%
Metro AG*	71,510	3,112,006

Health Care Providers & Services 0.0%†
Celesio AG*	11,017	391,762

Insurance 1.2%
Allianz SE REG	52,841	8,819,893
Muenchener Rueckversicherungs AG REG	20,633	4,569,144
Talanx AG	2,849	99,782

		13,488,819

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Metals & Mining 0.0%†
Salzgitter AG	4,157	$175,339

Multi-Utilities 0.6%
E.ON SE	264,775	5,458,486
RWE AG	36,773	1,577,125

		7,035,611

Pharmaceuticals 1.1%
Bayer AG REG	87,225	12,305,111

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	1,748	123,334

		98,298,750

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Friends Life Group Ltd.	275,939	1,487,924

HONG KONG 2.0%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	229,865

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The) (a)	89,000	126,775
Shangri-La Asia Ltd.	86,000	134,752

		261,527

Industrial Conglomerates 0.8%
Hopewell Holdings Ltd.	67,500	235,169
Hutchison Whampoa Ltd.	611,000	8,356,381
NWS Holdings Ltd.	15,435	28,593

		8,620,143

Marine 0.0%†
Orient Overseas International Ltd.	26,000	127,300

Real Estate Management & Development 1.2%
Cheung Kong Holdings Ltd.	15,000	266,125
China Overseas Land & Investment Ltd.	1,344,000	3,259,938
Henderson Land Development Co., Ltd.	217,912	1,275,349
Kerry Properties Ltd.	51,000	178,265
New World Development Co., Ltd.	950,888	1,082,487
Sino Land Co., Ltd.	131,470	216,415
Sun Hung Kai Properties Ltd.	119,221	1,635,952
Swire Pacific Ltd.	47,500	109,483
Swire Pacific Ltd., Class A	38,000	467,717
Wharf Holdings Ltd.	428,000	3,081,950
Wheelock & Co., Ltd.	157,000	655,415

		12,229,096

Road & Rail 0.0%†
MTR Corp., Ltd.	96,500	371,632

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	353,000	388,545

		22,228,108

Common Stocks (continued)

	Shares	Market Value

INDIA 0.0%†
Metals & Mining 0.0%†
Vedanta Resources PLC	3,395	$64,387

IRELAND 0.4%
Airlines 0.4%
Ryanair Holdings PLC, ADR*	64,792	3,615,394

Banks 0.0%†
Bank of Ireland*	1,639,371	553,206

Construction Materials 0.0%†
CRH PLC, ADR	15,761	407,422

		4,576,022

ISRAEL 0.1%
Banks 0.1%
Bank Hapoalim BM	100,734	581,838
Bank Leumi Le-Israel BM*	192,026	748,433
Israel Discount Bank Ltd., Class A*	132,044	223,544

		1,553,815

ITALY 2.6%
Automobiles 0.0%†
Fiat SpA*	11,988	118,196

Banks 0.6%
Banca Monte dei Paschi di Siena SpA*	101,222	195,695
Banco Popolare SC*	36,325	597,518
UniCredit SpA	259,194	2,167,217
Unione di Banche Italiane SCPA	528,299	4,565,066

		7,525,496

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,193,338	1,510,410

Electric Utilities 0.7%
Enel SpA	1,254,272	7,295,647

Insurance 0.5%
Assicurazioni Generali SpA	231,098	5,061,165

Media 0.0%†
Mediaset SpA*	496	2,416

Oil, Gas & Consumable Fuels 0.7%
Eni SpA	273,163	7,470,919

		28,984,249

JAPAN 21.8%
Air Freight & Logistics 0.3%
Yamato Holdings Co., Ltd.	170,500	3,534,306

Airlines 0.5%
Japan Airlines Co., Ltd.	102,400	5,661,646

Auto Components 0.7%
Aisin Seiki Co., Ltd.	26,800	1,066,800
Bridgestone Corp.	177,900	6,230,675
Calsonic Kansei Corp.	13,000	86,751
NHK Spring Co., Ltd.	13,700	128,569

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Auto Components (continued)
NOK Corp.	5,800	$116,622
Takata Corp.	1,600	34,421
Tokai Rika Co., Ltd.	3,200	64,284
Toyoda Gosei Co., Ltd.	7,000	145,509
Toyota Boshoku Corp.	5,500	58,211
Yokohama Rubber Co., Ltd. (The)	14,000	121,193

		8,053,035

Automobiles 2.1%
Honda Motor Co., Ltd.	151,700	5,293,536
Nissan Motor Co., Ltd.	347,500	3,290,637
Suzuki Motor Corp.	48,200	1,512,110
Toyota Motor Corp.	218,700	13,094,141

		23,190,424

Banks 3.6%
77 Bank Ltd. (The)	44,000	232,094
Bank of Kyoto Ltd. (The)	25,000	227,507
Bank of Yokohama Ltd. (The)	139,000	800,501
Chiba Bank Ltd. (The)	89,000	628,600
Chugoku Bank Ltd. (The)	8,800	135,355
Fukuoka Financial Group, Inc.	103,000	497,497
Gunma Bank Ltd. (The)	51,000	301,750
Hachijuni Bank Ltd. (The)	55,000	340,570
Higo Bank Ltd. (The)	7,000	38,988
Hiroshima Bank Ltd. (The)	45,000	215,083
Hokuhoku Financial Group, Inc.	156,000	332,744
Iyo Bank Ltd. (The)	31,000	313,556
Joyo Bank Ltd. (The)	48,000	256,053
Mitsubishi UFJ Financial Group, Inc.	4,518,200	27,735,951
Mizuho Financial Group, Inc.	231,000	474,822
Nishi-Nippon City Bank Ltd. (The)	84,000	206,535
Shiga Bank Ltd. (The)	16,000	96,374
Shizuoka Bank Ltd. (The)	36,000	389,416
Sumitomo Mitsui Financial Group, Inc.	137,437	5,766,433
Yamaguchi Financial Group, Inc.	27,000	284,742

		39,274,571

Beverages 0.0%†
Coca-Cola East Japan Co. Ltd.	500	12,732
Coca-Cola West Co., Ltd.	7,600	131,061
Kirin Holdings Co., Ltd.	9,000	129,949

		273,742

Building Products 0.2%
Asahi Glass Co., Ltd. (a)	156,000	919,728
LIXIL Group Corp.	25,800	698,301
Nippon Sheet Glass Co., Ltd.*	103,000	145,601

		1,763,630

Capital Markets 0.5%
Nomura Holdings, Inc.	830,700	5,884,105

Chemicals 0.5%
Asahi Kasei Corp.	133,000	1,018,184

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Chemicals (continued)
Daicel Corp.	36,000	$344,206
Denki Kagaku Kogyo KK	60,000	230,531
Hitachi Chemical Co., Ltd.	7,300	120,861
Kaneka Corp.	35,000	219,140
Kuraray Co., Ltd.	38,100	483,230
Lintec Corp.	3,200	64,372
Mitsubishi Chemical Holdings Corp.	208,500	924,707
Mitsubishi Gas Chemical Co., Inc.	41,000	262,550
Mitsui Chemicals, Inc.	108,000	295,500
Nippon Shokubai Co., Ltd.	17,000	228,505
Showa Denko KK	183,000	260,378
Sumitomo Chemical Co., Ltd.	180,000	680,435
Taiyo Nippon Sanso Corp.	4,000	35,436
Teijin Ltd.	124,000	311,211
Tosoh Corp.	83,000	402,563
Ube Industries Ltd.	98,000	170,466

		6,052,275

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	75,000	783,597
Sohgo Security Services Co., Ltd.	1,700	40,797
Toppan Printing Co., Ltd.	75,000	579,920

		1,404,314

Construction & Engineering 0.2%
COMSYS Holdings Corp.	12,700	236,127
Kajima Corp.	68,000	300,783
Kinden Corp.	9,000	87,578
Nippo Corp.	7,000	117,949
Obayashi Corp.	86,000	614,218
Shimizu Corp.	77,000	545,667

		1,902,322

Containers & Packaging 0.0%†
Rengo Co., Ltd.	20,000	95,600
Toyo Seikan Group Holdings Ltd.	20,100	308,999

		404,599

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	142,659

Diversified Financial Services 0.5%
ORIX Corp.	341,600	5,664,001

Electrical Equipment 0.2%
Sumitomo Electric Industries Ltd.	120,100	1,690,704
Ushio, Inc.	10,600	136,598

		1,827,302

Electronic Equipment, Instruments & Components 1.5%
Citizen Holdings Co., Ltd.	30,300	237,940
FUJIFILM Holdings Corp.	72,200	2,015,145
Hitachi High-Technologies Corp.	6,600	157,151
Hitachi Ltd.	1,446,000	10,597,833
Ibiden Co., Ltd.	10,300	207,798
Kyocera Corp.	47,400	2,250,732

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Nippon Electric Glass Co., Ltd.	53,000	$308,877
TDK Corp.	16,300	765,297

		16,540,773

Food & Staples Retailing 0.8%
Aeon Co., Ltd.	96,800	1,191,205
Seven & I Holdings Co., Ltd.	180,700	7,616,473
UNY Group Holdings Co. Ltd.	29,300	183,715

		8,991,393

Food Products 0.4%
House Foods Group, Inc.	8,000	149,929
Kewpie Corp.	4,500	73,262
NH Foods Ltd.	173,000	3,377,683
Nisshin Seifun Group, Inc.	27,500	328,532
Yamazaki Baking Co., Ltd.	13,000	162,374

		4,091,780

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	393,284
Medipal Holdings Corp.	18,300	259,454
Suzuken Co., Ltd.	8,800	327,808

		980,546

Household Durables 0.4%
Nikon Corp.	13,300	209,529
Sekisui Chemical Co., Ltd.	38,000	440,557
Sekisui House Ltd.	77,000	1,056,632
Sony Corp.	159,200	2,660,313
Sumitomo Forestry Co., Ltd.	16,600	202,680

		4,569,711

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	180,505

Insurance 0.4%
Dai-ichi Life Insurance Co., Ltd. (The)	81,000	1,207,113
MS&AD Insurance Group Holdings, Inc.	69,300	1,674,901
NKSJ Holdings, Inc.	44,100	1,188,280

		4,070,294

Leisure Products 0.1%
Sankyo Co., Ltd.	6,600	253,883
Yamaha Corp.	19,800	313,051

		566,934

Machinery 0.6%
Amada Co., Ltd.	45,000	458,366
Glory Ltd.	3,800	123,939
Hitachi Construction Machinery Co., Ltd. (a)	5,100	101,797
JTEKT Corp.	29,500	497,750
Kawasaki Heavy Industries Ltd.	1,117,000	4,258,206
Kurita Water Industries Ltd.	8,900	206,131
Mitsui Engineering & Shipbuilding Co., Ltd.	24,000	53,900

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery (continued)
NTN Corp.	60,000	$262,462
Sumitomo Heavy Industries Ltd.	66,000	314,157

		6,276,708

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	73,000	152,886
Mitsui OSK Lines Ltd.	152,000	566,272
Nippon Yusen KK	214,000	617,300

		1,336,458

Media 0.1%
Fuji Media Holdings, Inc.	6,200	107,817
Hakuhodo DY Holdings, Inc.	18,000	178,890
Nippon Television Holdings, Inc.	6,100	105,780
SKY Perfect JSAT Holdings, Inc.	21,500	126,073
Tokyo Broadcasting System Holdings, Inc.	3,700	45,383

		563,943

Metals & Mining 0.7%
Daido Steel Co., Ltd.	22,000	112,569
JFE Holdings, Inc.	72,700	1,503,742
Kobe Steel Ltd.	331,000	497,810
Mitsubishi Materials Corp.	149,000	522,726
Nippon Steel & Sumitomo Metal Corp.	1,017,995	3,261,159
Nisshin Steel Holdings Co., Ltd.	8,700	114,994
Sumitomo Metal Mining Co., Ltd.	65,000	1,060,928
Yamato Kogyo Co., Ltd. (a)	5,300	155,585

		7,229,513

Multiline Retail 0.2%
H2O Retailing Corp.	11,000	85,283
Isetan Mitsukoshi Holdings Ltd.	49,700	647,584
J. Front Retailing Co., Ltd.	67,000	470,408
Marui Group Co., Ltd.	27,900	268,055
Takashimaya Co., Ltd.	33,000	320,514

		1,791,844

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.	74,000	158,712
Idemitsu Kosan Co., Ltd.	11,600	251,891
INPEX Corp.	107,700	1,638,354
JX Holdings, Inc.	349,900	1,872,393
Showa Shell Sekiyu KK (a)	18,200	206,879

		4,128,229

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd.	12,400	233,207
Oji Holdings Corp.	96,000	395,041

		628,248

Personal Products 0.0%†
Pola Orbis Holdings, Inc.	1,600	64,617

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Pharmaceuticals 0.2%
Kyowa Hakko Kirin Co., Ltd. (a)	32,000	$433,550
Mitsubishi Tanabe Pharma Corp.	32,600	487,992
Otsuka Holdings Co., Ltd.	49,700	1,541,203
Sumitomo Dainippon Pharma Co., Ltd.	19,300	222,115

		2,684,860

Real Estate Management & Development 1.3%
Daiwa House Industry Co., Ltd.	283,000	5,866,767
Mitsubishi Estate Co., Ltd.	201,000	4,965,808
Mitsui Fudosan Co., Ltd.	120,000	4,049,912

		14,882,487

Road & Rail 0.2%
Fukuyama Transporting Co., Ltd.	18,000	103,592
Hankyu Hanshin Holdings, Inc.	140,000	799,350
Hitachi Transport System Ltd.	6,400	99,856
Nippon Express Co., Ltd.	112,000	543,229
Seino Holdings Co. Ltd.	19,000	215,796

		1,761,823

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co., Ltd.	6,000	344,130

Specialty Retail 0.1%
Aoyama Trading Co., Ltd.	3,300	90,371
Autobacs Seven Co., Ltd.	9,000	151,028
K’s Holdings Corp.	5,400	156,773
Yamada Denki Co., Ltd. (a)	117,800	419,928

		818,100

Technology Hardware, Storage & Peripherals 0.9%
Brother Industries Ltd.	11,300	195,914
Konica Minolta, Inc.	63,500	627,640
NEC Corp.	345,000	1,101,070
Ricoh Co., Ltd.	653,600	7,790,024
Toshiba TEC Corp.	13,000	91,394

		9,806,042

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	152,053

Tobacco 0.9%
Japan Tobacco, Inc.	274,000	9,990,619

Trading Companies & Distributors 1.9%
ITOCHU Corp.	200,700	2,576,544
Marubeni Corp.	226,000	1,654,089
Mitsubishi Corp.	221,100	4,602,069
Mitsui & Co., Ltd.	543,400	8,711,590
Nagase & Co., Ltd.	13,800	178,633
Sojitz Corp.	188,400	333,173
Sumitomo Corp.	179,400	2,420,672
Toyota Tsusho Corp.	28,200	811,497

		21,288,267

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	$285,361
Mitsubishi Logistics Corp.	6,000	89,921

		375,282

Wireless Telecommunication Services 1.0%
KDDI Corp.	122,100	7,449,759
NTT DOCOMO, Inc.	214,700	3,665,102

		11,114,861

		240,262,951

LUXEMBOURG 0.2%
Metals & Mining 0.2%
ArcelorMittal	153,794	2,292,785

NETHERLANDS 6.9%
Chemicals 0.2%
Akzo Nobel NV	27,054	2,028,488
Koninklijke DSM NV	7,007	509,916

		2,538,404

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	3,817	218,895

Diversified Financial Services 1.4%
ING Groep NV, CVA*	1,080,920	15,167,995

Diversified Telecommunication Services 0.7%
Koninklijke KPN NV*	2,214,502	8,074,222

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	70,169	1,315,746

Industrial Conglomerates 0.2%
Koninklijke Philips NV (a)	58,552	1,858,341
Koninklijke Philips NV, NYRS	16,918	537,316

		2,395,657

Insurance 0.2%
Aegon NV (a)	278,074	2,425,765

Oil, Gas & Consumable Fuels 4.1%
Royal Dutch Shell PLC, ADR	185,116	15,248,005
Royal Dutch Shell PLC, ADR (a)	119,588	10,405,352
Royal Dutch Shell PLC, Class A	442,435	18,282,628

		43,935,985

		76,072,669

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd.	20,971	161,665

Electric Utilities 0.0%†
Contact Energy Ltd.	20,973	97,410

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	17,506	59,771

		318,846

12

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NORWAY 1.5%
Banks 0.4%
DNB ASA	261,823	$4,783,844

Chemicals 0.1%
Yara International ASA (a)	12,056	603,994

Food Products 0.0%†
Cermaq ASA	2,573	35,446
Orkla ASA	48,051	427,603

		463,049

Insurance 0.0%†
Storebrand ASA*	36,062	202,883

Metals & Mining 0.4%
Norsk Hydro ASA	871,491	4,666,477

Oil, Gas & Consumable Fuels 0.6%
Statoil ASA	203,194	6,245,951

		16,966,198

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA REG*	146,163	120,256

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	177	649

		120,905

RUSSIA 0.3%
Metals & Mining 0.3%
MMC Norilsk Nickel OJSC, ADR	143,320	2,853,501

SINGAPORE 0.4%
Airlines 0.1%
Singapore Airlines Ltd.	101,000	840,521

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	204,925

Food Products 0.1%
Golden Agri-Resources Ltd.	999,000	445,542
Wilmar International Ltd. (a)	287,000	734,680

		1,180,222

Hotels, Restaurants & Leisure 0.0%†
OUE Ltd.	57,000	111,130

Marine 0.0%†
Neptune Orient Lines Ltd.*	118,000	89,966

Real Estate Management & Development 0.2%
CapitaLand Ltd. (a)	400,000	1,027,220
Keppel Land Ltd.	93,000	252,265
United Industrial Corp. Ltd.	14,000	37,501
UOL Group Ltd.	48,511	253,927

		1,570,913

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	154,000	108,570

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Transportation Infrastructure (continued)
Hutchison Port Holdings Trust, Class U (a)	92,000	$66,256

		174,826

		4,172,503

SOUTH KOREA 0.6%
Diversified Telecommunication Services 0.2%
KT Corp.	84,690	2,556,187

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	3,243	4,235,195

		6,791,382

SPAIN 2.3%
Banks 1.0%
Banco de Sabadell SA (a)	242,796	828,722
Banco Popular Espanol SA	114,727	766,419
Banco Santander SA	408,420	4,267,688
CaixaBank SA	791,375	4,882,028

		10,744,857

Electric Utilities 0.4%
Acciona SA	3,299	294,953
Iberdrola SA	506,017	3,870,798

		4,165,751

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	242,621

Oil, Gas & Consumable Fuels 0.9%
Repsol SA	370,693	9,773,944

		24,927,173

SWEDEN 2.3%
Banks 0.9%
Nordea Bank AB	590,135	8,319,693
Skandinaviska Enskilda Banken AB, Class A	117,634	1,570,149

		9,889,842

Communications Equipment 0.4%
Telefonaktiebolaget LM Ericsson, Class A (a)	18,985	218,151
Telefonaktiebolaget LM Ericsson, Class B	351,333	4,244,368

		4,462,519

Diversified Telecommunication Services 0.1%
TeliaSonera AB	120,418	879,290

Food & Staples Retailing 0.0%†
ICA Gruppen AB	1,850	63,032

Household Durables 0.7%
Electrolux AB	270,794	6,833,945
Husqvarna AB, Class A	12,546	97,453
Husqvarna AB, Class B	47,467	368,894

		7,300,292

13

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Household Products 0.1%
Svenska Cellulosa AB SCA, Class A	3,365	$87,530
Svenska Cellulosa AB SCA, Class B	57,606	1,500,285

		1,587,815

Metals & Mining 0.1%
Boliden AB	37,181	539,410
SSAB AB, Class A*	11,623	107,783
SSAB AB, Class B* (a)	586	4,799

		651,992

Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	484,948

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	3,090	36,365

		25,356,095

SWITZERLAND 7.0%
Beverages 0.1%
Coca-Cola HBC AG, ADR*	25,727	585,289

Capital Markets 1.4%
Credit Suisse Group AG REG*	215,651	6,133,002
UBS AG REG*	534,062	9,791,768

		15,924,770

Chemicals 0.1%
Clariant AG REG*	30,545	597,302
Givaudan SA REG*	33	54,976

		652,278

Construction Materials 0.3%
Holcim Ltd. REG*	38,676	3,397,200

Electric Utilities 0.0%†
Alpiq Holding AG REG*	147	16,900

Electrical Equipment 0.0%†
ABB Ltd. REG*	3,600	82,837

Food Products 0.1%
Aryzta AG*	11,373	1,077,070

Insurance 2.1%
Baloise Holding AG REG	6,242	734,977
Swiss Life Holding AG REG*	3,431	813,290
Swiss Re AG*	94,510	8,403,566
Zurich Insurance Group AG*	44,535	13,413,332

		23,365,165

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	6,426	698,818

Machinery 0.0%†
OC Oerlikon Corp. AG*	3,194	46,233
Sulzer AG REG	2,926	410,024

		456,257

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Metals & Mining 0.4%
Glencore PLC*	875,349	$4,878,075

Pharmaceuticals 1.8%
Novartis AG REG	120,599	10,921,251
Roche Holding AG	29,246	8,714,047

		19,635,298

Professional Services 0.1%
Adecco SA REG*	15,794	1,299,751

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	94,521	846,819

Textiles, Apparel & Luxury Goods 0.0%†
Swatch Group AG (The) REG	270	29,954
Swatch Group AG (The) — Bearer Shares	197	118,785

		148,739

Trading Companies & Distributors 0.4%
Wolseley PLC	84,496	4,628,784

		77,694,050

TAIWAN 0.2%
Technology Hardware, Storage & Peripherals 0.2%
Asustek Computer, Inc.	199,000	2,224,012

TURKEY 0.3%
Banks 0.3%
Turkiye Garanti Bankasi AS	770,595	3,017,794

UNITED KINGDOM 16.2%
Banks 5.0%
Barclays PLC, ADR (a)	632,664	9,243,221
Barclays PLC	1,874,236	6,827,423
HSBC Holdings PLC	1,661,492	16,855,965
HSBC Holdings PLC, ADR	301,340	15,308,072
Lloyds Banking Group PLC*	1,024,445	1,302,145
Lloyds Banking Group PLC, ADR* (a)	37,256	191,496
Royal Bank of Scotland Group PLC, ADR* (a)	136,880	1,545,375
Standard Chartered PLC	190,810	3,900,173

		55,173,870

Beverages 0.6%
SABMiller PLC	121,251	7,027,103

Capital Markets 0.1%
Investec PLC	69,168	637,259

Energy Equipment & Services 0.1%
Subsea 7 SA	54,451	1,014,940

Food & Staples Retailing 0.1%
J Sainsbury PLC	149,848	808,873
WM Morrison Supermarkets PLC	55,239	173,244

		982,117

14

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure 0.6%
InterContinental Hotels Group PLC	167,109	$6,913,527

Household Durables 0.1%
Barratt Developments PLC	87,397	558,417

Insurance 0.9%
Aviva PLC	96,162	838,993
Old Mutual PLC	47,497	160,514
Prudential PLC	403,325	9,240,763

		10,240,270

Marine 0.0%†
Stolt-Nielsen Ltd. (a)	4,020	98,264

Metals & Mining 1.3%
Anglo American PLC	175,745	4,307,225
Rio Tinto PLC	178,477	9,636,736

		13,943,961

Oil, Gas & Consumable Fuels 4.3%
BG Group PLC	458,003	9,664,495
BP PLC	980,787	8,636,737
BP PLC, ADR	495,175	26,120,481
Tullow Oil PLC	192,188	2,803,783

		47,225,496

Pharmaceuticals 0.7%
AstraZeneca PLC	102,377	7,616,610

Specialty Retail 0.3%
Kingfisher PLC	562,444	3,452,787

Tobacco 0.4%
British American Tobacco PLC	81,731	4,863,181

Wireless Telecommunication Services 1.7%
Vodafone Group PLC, ADR	213,058	7,114,007
Vodafone Group PLC	3,658,558	12,227,926

		19,341,933

		179,089,735

UNITED STATES 0.3%
Health Care Providers & Services 0.0%†
Catamaran Corp.*	12,150	536,544

Hotels, Restaurants & Leisure 0.1%
Carnival PLC	12,376	466,836
Carnival PLC, ADR (a)	10,518	399,158

		865,994

Media 0.2%
Thomson Reuters Corp.	58,800	2,140,836

Metals & Mining 0.0%†
Sims Metal Management Ltd.*	23,132	212,197

		3,755,571

Total Common Stocks (cost $928,426,635)		1,085,483,452

Preferred Stock 0.5%

	Shares	Market Value

GERMANY 0.5%
Automobiles 0.5%
Porsche Automobil Holding SE	48,598	$5,052,855

Total Preferred Stock (cost $5,277,473)		5,052,855

Rights 0.0%†

	Number of Rights

GERMANY 0.0%†
Capital Markets 0.0%†
Deutsche Bank AG, expiring 06/24/14* (b)	12	0

ITALY 0.0%†
Banks 0.0%†
Banca Monte dei Paschi di Siena SpA, expiring 06/27/14* (a)(b)	4	114

SPAIN 0.0%†
Banks 0.0%†
CaixaBank SA, expiring 06/17/14* (b)	21	2

Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring 07/04/14* (a)	357,746	243,461

		243,463

Total Rights (cost $141)		243,577

Mutual Fund 1.2%

	Shares

Money Market Fund 1.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (c)	13,740,320	13,740,320

Total Mutual Fund (cost $13,740,320)		$13,740,320

15

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Repurchase Agreements 2.9%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $2,000,006, collateralized by U.S. Government Ageny Securities, ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $2,040,049. (d)	$2,000,000	$2,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $15,324,350, collateralized by U.S. Government Ageny Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $15,630,842. (d)	15,324,316	15,324,316
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $15,000,042, collateralized by U.S. Government Ageny Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $15,300,001. (d)	15,000,000	15,000,000

Total Repurchase Agreements (cost $32,324,316)		32,324,316

Total Investments (cost $979,768,885) (e) — 102.7%		1,136,844,520
Liabilities in excess of other assets — (2.7)%		(30,328,502)

NET ASSETS — 100.0%		$1,106,516,018

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $36,185,223, which was collateralized by repurchase agreements with a value of $32,324,316 and $5,577,349 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% -4.50%, and maturity dates ranging from 07/31/14 -08/15/43, a total value of $37,901,665.
(b)	Fair valued security.

(c)	Represents 7-day effective yield as of June 30, 2014.

(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $32,324,316.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

AS	Stock Corporation

ASA	Stock Corporation

BM	Limited Liability

CVA	Dutch Certificate

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

OJSC	Open Joint Stock Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SC	Italian Limited Liability Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

16

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At June 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
51	DJ Euro Stoxx 50	09/19/14	$2,257,044	$6,893
13	FTSE 100 Index	09/19/14	1,493,077	5,089

			$3,750,121	$11,982

At June 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Goldman Sachs International	08/08/14	(1,427,853)	$(1,342,025)	$(1,342,514)	$(489)
British Pound	Westpac Banking Corp.	08/08/14	(918,421)	(1,538,494)	(1,571,300)	(32,806)
British Pound	Citibank NA	08/08/14	(2,232,493)	(3,768,093)	(3,819,506)	(51,413)
British Pound	HSBC Bank PLC	08/08/14	(770,220)	(1,291,556)	(1,317,746)	(26,190)
British Pound	State Street Bank and Trust Co.	08/08/14	(826,599)	(1,403,657)	(1,414,205)	(10,548)
British Pound	Goldman Sachs International	08/08/14	(1,184,700)	(1,998,445)	(2,026,868)	(28,423)
Canadian Dollar	Credit Suisse International	08/08/14	(1,582,137)	(1,440,205)	(1,481,265)	(41,059)
Euro	Credit Suisse International	08/08/14	(28,414,591)	(39,376,088)	(38,913,782)	462,305
Euro	Citibank NA	08/08/14	(1,941,961)	(2,692,919)	(2,659,515)	33,404
Euro	HSBC Bank PLC	08/08/14	(1,124,594)	(1,530,452)	(1,540,131)	(9,679)
Euro	Citibank NA	08/08/14	(1,470,301)	(2,009,244)	(2,013,577)	(4,333)
Hong Kong Dollar	Credit Suisse International	08/08/14	(7,150,194)	(922,442)	(922,149)	293
Japanese Yen	Goldman Sachs International	08/08/14	(331,592,069)	(3,250,495)	(3,274,162)	(23,667)
Japanese Yen	UBS AG	08/08/14	(146,796,073)	(1,443,055)	(1,449,474)	(6,419)
Japanese Yen	Barclays Bank PLC	08/08/14	(195,775,047)	(1,922,609)	(1,933,095)	(10,486)
Japanese Yen	UBS AG	08/08/14	(1,161,094,102)	(11,353,534)	(11,464,718)	(111,184)
Japanese Yen	Deutsche Bank Securities, Inc.	08/08/14	(318,351,569)	(3,116,829)	(3,143,424)	(26,595)
Japanese Yen	Royal Bank of Canada	08/08/14	(154,725,383)	(1,518,659)	(1,527,768)	(9,109)
Japanese Yen	Goldman Sachs International	08/08/14	(158,881,823)	(1,549,173)	(1,568,809)	(19,636)
Japanese Yen	Deutsche Bank Securities, Inc.	08/08/14	(188,320,100)	(1,853,036)	(1,859,484)	(6,448)
Japanese Yen	Westpac Banking Corp.	08/08/14	(220,184,589)	(2,154,100)	(2,174,116)	(20,016)
Japanese Yen	Credit Suisse International	08/08/14	(126,566,337)	(1,247,234)	(1,249,724)	(2,490)
Norwegian Krone	Credit Suisse International	08/08/14	(11,917,072)	(2,005,819)	(1,939,978)	65,841
Norwegian Krone	HSBC Bank PLC	08/08/14	(11,335,913)	(1,906,380)	(1,845,372)	61,008
Norwegian Krone	Deutsche Bank Securities, Inc.	08/08/14	(7,591,729)	(1,259,893)	(1,235,856)	24,037
Norwegian Krone	Goldman Sachs International	08/08/14	(16,780,427)	(2,734,895)	(2,731,683)	3,212
Swedish Krona	Societe Generale	08/08/14	(8,122,115)	(1,246,861)	(1,215,047)	31,814
Swiss Franc	Citibank NA	08/08/14	(1,286,920)	(1,441,058)	(1,451,664)	(10,606)
Swiss Franc	Royal Bank of Canada	08/08/14	(1,985,106)	(2,216,997)	(2,239,228)	(22,231)
Swiss Franc	Deutsche Bank Securities, Inc.	08/08/14	(2,649,280)	(2,972,024)	(2,988,426)	(16,402)
Swiss Franc	Credit Suisse International	08/08/14	(3,570,802)	(4,063,645)	(4,027,915)	35,730

Total Short Contracts				$(108,569,916)	$(108,342,501)	$227,415

Long Contracts:
Australian Dollar	Credit Suisse International	08/08/14	38,073,664	$35,008,162	$35,798,083	$789,921
British Pound	Credit Suisse International	08/08/14	640,149	1,077,384	1,095,212	17,828
British Pound	Deutsche Bank Securities, Inc.	08/08/14	4,439,477	7,483,574	7,595,371	111,797
British Pound	Deutsche Bank Securities, Inc.	08/08/14	923,239	1,570,810	1,579,543	8,733
British Pound	HSBC Bank PLC	08/08/14	676,198	1,146,057	1,156,888	10,831
British Pound	Deutsche Bank Securities, Inc.	08/08/14	1,100,200	1,857,028	1,882,300	25,272
British Pound	Citibank NA	08/08/14	1,300,462	2,193,195	2,224,922	31,727
British Pound	Citibank NA	08/08/14	830,444	1,389,020	1,420,782	31,762
Euro	Commonwealth Bank of Australia	08/08/14	3,168,545	4,381,058	4,339,322	(41,736)
Euro	UBS AG	08/08/14	1,432,719	1,979,200	1,962,108	(17,092)

17

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts (continued)
Euro	Deutsche Bank Securities, Inc.	08/08/14	1,154,013	$1,577,639	$1,580,421	$2,782
Euro	UBS AG	08/08/14	777,732	1,077,883	1,065,104	(12,779)
Euro	Barclays Bank PLC	08/08/14	1,820,978	2,494,595	2,493,830	(765)
Euro	Citibank NA	08/08/14	2,327,500	3,245,518	3,187,512	(58,006)
Euro	Royal Bank of Canada	08/08/14	841,366	1,157,701	1,152,251	(5,450)
Euro	Deutsche Bank Securities, Inc.	08/08/14	1,217,606	1,658,493	1,667,511	9,018
Euro	Westpac Banking Corp.	08/08/14	1,342,300	1,834,378	1,838,280	3,902
Euro	Citibank NA	08/08/14	1,063,323	1,440,770	1,456,221	15,451
Euro	Deutsche Bank Securities, Inc.	08/08/14	1,361,884	1,847,939	1,865,100	17,161
Euro	Barclays Bank PLC	08/08/14	1,252,117	1,696,134	1,714,774	18,640
Euro	HSBC Bank PLC	08/08/14	1,474,208	1,995,347	2,018,928	23,581
Euro	Deutsche Bank Securities, Inc.	08/08/14	1,156,535	1,576,205	1,583,875	7,670
Hong Kong Dollar	Barclays Bank PLC	08/08/14	21,340,606	2,753,236	2,752,263	(973)
Hong Kong Dollar	Westpac Banking Corp.	08/08/14	15,057,321	1,942,803	1,941,918	(885)
Japanese Yen	Citibank NA	08/08/14	362,278,936	3,556,992	3,577,165	20,173
Japanese Yen	Citibank NA	08/08/14	164,242,362	1,610,325	1,621,740	11,415
Japanese Yen	ANZ Banking Group Ltd.	08/08/14	299,614,082	2,919,419	2,958,409	38,990
Norwegian Krone	Deutsche Bank Securities, Inc.	08/08/14	18,773,810	3,143,846	3,056,186	(87,660)
Singapore Dollar	Deutsche Bank Securities, Inc.	08/08/14	10,398,074	8,299,066	8,339,197	40,131
Swedish Krona	Deutsche Bank Securities, Inc.	08/08/14	46,951,280	7,198,690	7,023,791	(174,899)
Swiss Franc	Deutsche Bank Securities, Inc.	08/08/14	1,845,774	2,067,949	2,082,060	14,111
Swiss Franc	Barclays Bank PLC	08/08/14	2,498,895	2,789,820	2,818,789	28,969

Total Long Contracts				$115,970,236	$116,849,856	$879,620

At June 30, 2014, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date	Currency Received		Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	08/08/14	3,020,960	Euro	(2,451,029)	British Pound	$4,193,393	$4,137,205	$(56,188)
Goldman Sachs International	08/08/14	614,678	Euro	(492,836)	British Pound	843,179	841,801	(1,378)
State Street Bank and Trust Co.	08/08/14	4,081,457	Swiss Franc	(2,718,199)	British Pound	4,650,487	4,603,942	(46,545)
Westpac Banking Corp.	08/08/14	702,462	British Pound	(862,562)	Euro	1,181,278	1,201,821	20,543
Barclays Bank PLC	08/08/14	138,272,783	Japanese Yen	(986,085)	Euro	1,350,443	1,365,314	14,871
Westpac Banking Corp.	08/08/14	65,293,955	Japanese Yen	(470,488)	Euro	644,334	644,717	383
Societe Generale	08/08/14	1,289,026	Euro	(182,397,179)	Japanese Yen	1,801,001	1,765,321	(35,680)

						$14,664,115	$14,560,121	$(103,994)

The accompanying notes are an integral part of these financial statements.

18

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi- Manager International Value Fund
Assets:
Investments, at value* (cost $947,444,569)	$1,104,520,204
Repurchase agreements, at value (cost $32,324,316)	32,324,316

Total Investments, at value (total cost $979,768,885)	1,136,844,520

Cash	280,563
Foreign currencies, at value (cost $2,345,196)	2,348,451
Dividends receivable	2,084,685
Security lending income receivable	135,431
Receivable for investments sold	3,778,527
Receivable for capital shares issued	752,571
Reclaims receivable	293,430
Receivable for variation margin on futures contracts	11,982
Unrealized appreciation on forward foreign currency contracts (Note 2)	2,033,306
Prepaid expenses	6,044

Total Assets	1,148,569,510

Liabilities:
Payable for investments purchased	7,450,729
Payable for capital shares redeemed	487,651
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,030,265
Payable upon return of securities loaned (Note 2)	32,324,316
Accrued expenses and other payables:
Investment advisory fees	640,099
Fund administration fees	29,183
Distribution fees	15,016
Administrative servicing fees	19,115
Accounting and transfer agent fees	6,797
Trustee fees	462
Custodian fees	5,100
Compliance program costs (Note 3)	869
Professional fees	30,170
Printing fees	12,677
Other	1,043

Total Liabilities	42,053,492

Net Assets	$1,106,516,018

Represented by:
Capital	$1,055,323,776
Accumulated undistributed net investment income	23,598,275
Accumulated net realized losses from investments, futures, forward and foreign currency transactions	(130,521,851)
Net unrealized appreciation/(depreciation) from investments	157,075,635
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	11,982
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	1,003,041
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	25,160

Net Assets	$1,106,516,018

*	Includes value of securities on loan of $36,185,223 (Note 2).

19

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi- Manager International Value Fund
Net Assets:
Class I Shares	$42,657,178
Class II Shares	74,980,386
Class IV Shares	14,300,230
Class Y Shares	974,578,224

Total	$1,106,516,018

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,654,272
Class II Shares	6,458,327
Class IV Shares	1,224,910
Class Y Shares	83,525,512

Total	94,863,021

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.67
Class II Shares	$11.61
Class IV Shares	$11.67
Class Y Shares	$11.67

The accompanying notes are an integral part of these financial statements.

20

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi- Manager International Value Fund
INVESTMENT INCOME:
Dividend income	$38,895,776
Income from securities lending (Note 2)	915,200
Foreign tax withholding	(2,552,885)

Total Income	37,258,091

EXPENSES:
Investment advisory fees	3,809,834
Fund administration fees	170,657
Distribution fees Class II Shares	31,670
Distribution fees Class VI Shares (a)	55,902
Administrative servicing fees Class I Shares	11,892
Administrative servicing fees Class II Shares	19,002
Administrative servicing fees Class III Shares (b)	19,397
Administrative servicing fees Class IV Shares	10,744
Administrative servicing fees Class VI Shares (a)	33,541
Professional fees	46,717
Printing fees	12,440
Trustee fees	16,555
Custodian fees	20,995
Accounting and transfer agent fees	21,136
Compliance program costs (Note 3)	1,685
Other	17,418

Total expenses before earnings credit and fees waived	4,299,585

Earnings credit (Note 5)	(59)
Investment advisory fees waived (Note 3)	(85,822)

Net Expenses	4,213,704

NET INVESTMENT INCOME	33,044,387

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	32,771,180
Net realized losses from futures transactions (Note 2)	(318,327)
Net realized gains from forward and foreign currency transactions (Note 2)	13,511

Net realized gains from investments, futures, forward and foreign currency transactions	32,466,364

Net change in unrealized appreciation/(depreciation) from investments	(34,400,176)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	11,982
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	2,181,596
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(11,325)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(32,217,923)

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	248,441

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$33,292,828

(a)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.
(b)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$33,044,387	$20,229,730
Net realized gains from investments, futures, forward and foreign currency transactions	32,466,364	50,058,783
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(32,217,923)	117,502,311

Change in net assets resulting from operations	33,292,828	187,790,824

Distributions to Shareholders From:
Net investment income:
Class I	(38,535)	(19,861)
Class II	(11,218)	(10,869)
Class III (a)	(963,115)	(874,358)
Class IV	(340,710)	(319,771)
Class VI (b)	(1,644,283)	(1,510,612)
Class Y	(22,897,479)	(20,173,288)

Change in net assets from shareholder distributions	(25,895,340)	(22,908,759)

Change in net assets from capital transactions	48,609,052	14,081,187

Change in net assets	56,006,540	178,963,252

Net Assets:
Beginning of period	1,050,509,478	871,546,226

End of period	$1,106,516,018	$1,050,509,478

Accumulated undistributed net investment income at end of period	$23,598,275	$16,449,228

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,802,991	$1,105,135
Proceeds from shares issued from class conversion	40,163,444	–
Dividends reinvested	38,535	19,861
Cost of shares redeemed	(2,533,033)	(383,507)

Total Class I Shares	39,471,937	741,489

Class II Shares
Proceeds from shares issued	3,219,900	371
Proceeds from shares issued from class conversion	70,279,302	–
Dividends reinvested	11,218	10,869
Cost of shares redeemed	(1,557,203)	(96,792)

Total Class II Shares	71,953,217	(85,552)

Class III Shares (a)
Proceeds from shares issued	539,633	2,106,300
Dividends reinvested	963,115	874,358
Cost of shares redeemed from class conversion	(40,163,444)	–
Cost of shares redeemed	(1,519,174)	(5,924,382)

Total Class III Shares	(40,179,870)	(2,943,724)

22

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$39,686	$124,930
Dividends reinvested	340,710	319,771
Cost of shares redeemed	(1,212,676)	(2,345,260)

Total Class IV Shares	(832,280)	(1,900,559)

Class VI Shares (b)
Proceeds from shares issued	1,713,127	7,313,503
Dividends reinvested	1,644,283	1,510,612
Cost of shares redeemed from class conversion	(70,279,302)	–
Cost of shares redeemed	(1,552,979)	(11,863,052)

Total Class VI Shares	(68,474,871)	(3,038,937)

Class Y Shares
Proceeds from shares issued	48,935,297	66,969,276
Dividends reinvested	22,897,479	20,173,288
Cost of shares redeemed	(25,161,857)	(65,834,094)

Total Class Y Shares	46,670,919	21,308,470

Change in net assets from capital transactions	$48,609,052	$14,081,187

SHARE TRANSACTIONS:
Class I Shares
Issued	157,586	97,074
Issued in class conversion	3,564,982	–
Reinvested	3,410	1,798
Redeemed	(220,109)	(34,699)

Total Class I Shares	3,505,869	64,173

Class II Shares
Issued	278,167	37
Issued in class conversion	6,269,564	–
Reinvested	998	989
Redeemed	(135,417)	(9,310)

Total Class II Shares	6,413,312	(8,284)

Class III Shares (a)
Issued	47,439	198,928
Reinvested	85,610	79,487
Redeemed in class conversion	(3,578,705)	–
Redeemed	(133,202)	(564,065)

Total Class III Shares	(3,578,858)	(285,650)

Class IV Shares
Issued	3,454	11,966
Reinvested	30,151	28,965
Redeemed	(105,743)	(224,724)

Total Class IV Shares	(72,138)	(183,793)

23

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS: (continued)
Class VI Shares (b)
Issued	151,452	715,185
Reinvested	147,337	138,334
Redeemed in class conversion	(6,313,722)	–
Redeemed	(138,037)	(1,139,475)

Total Class VI Shares	(6,152,970)	(285,956)

Class Y Shares
Issued	4,284,458	6,396,282
Reinvested	2,028,121	1,825,896
Redeemed	(2,198,710)	(6,188,487)

Total Class Y Shares	4,113,869	2,033,691

Total change in shares	4,229,084	1,334,181

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
(b)	Effective April 25, 2014, Class VI Shares were converted into Class II Shares.

The accompanying notes are an integral part of these financial statements.

24

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.61	0.60	(f)	(0.26)	0.34	(0.28)	(0.28)	–	$11.67	2.97%		$42,657,178	0.91%	10.52%	(f)	0.93%	20.44%
Year Ended December 31, 2013 (e)	$9.78	0.20		1.88	2.08	(0.25)	(0.25)	–	$11.61	21.41%		$1,722,688	0.92%	1.90%		0.94%	35.44%
Year Ended December 31, 2012 (e)	$8.37	0.27		1.18	1.45	(0.04)	(0.04)	–	$9.78	17.29%		$823,811	0.93%	2.97%		0.95%	68.36%
Year Ended December 31, 2011 (e)	$10.18	0.25		(1.87)	(1.62)	(0.19)	(0.19)	–	$8.37	(16.24%	)	$767,343	0.94%	2.56%		0.95%	53.15%
Year Ended December 31, 2010 (e)	$9.83	0.17		0.40	0.57	(0.22)	(0.22)	–	$10.18	6.19%		$1,162,118	0.99%	1.74%		0.99%	51.74%
Year Ended December 31, 2009 (e)	$7.73	0.20		2.08	2.28	(0.18)	(0.18)	–	$9.83	29.86%		$1,395,791	1.03%	2.37%		1.03%	103.22%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.55	0.61	(f)	(0.28)	0.33	(0.27)	(0.27)	–	$11.61	2.90%		$74,980,386	1.16%	10.70%	(f)	1.18%	20.44%
Year Ended December 31, 2013 (e)	$9.75	0.19		1.85	2.04	(0.24)	(0.24)	–	$11.55	21.05%		$519,990	1.17%	1.83%		1.19%	35.44%
Year Ended December 31, 2012 (e)	$8.34	0.24		1.18	1.42	(0.01)	(0.01)	–	$9.75	17.05%		$519,568	1.18%	2.70%		1.20%	68.36%
Year Ended December 31, 2011 (e)	$10.13	0.23		(1.86)	(1.63)	(0.16)	(0.16)	–	$8.34	(16.41%	)	$562,055	1.19%	2.32%		1.20%	53.15%
Year Ended December 31, 2010 (e)	$9.79	0.14		0.40	0.54	(0.20)	(0.20)	–	$10.13	5.89%		$884,879	1.24%	1.52%		1.24%	51.74%
Year Ended December 31, 2009 (e)	$7.70	0.18		2.07	2.25	(0.16)	(0.16)	–	$9.79	29.51%		$1,035,457	1.28%	2.16%		1.28%	103.22%

Class IV Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.61	0.35	(f)	(0.01)	0.34	(0.28)	(0.28)	–	$11.67	2.97%		$14,300,230	0.92%	6.09%	(f)	0.93%	20.44%
Year Ended December 31, 2013 (e)	$9.77	0.22		1.86	2.08	(0.24)	(0.24)	–	$11.61	21.45%		$15,058,439	0.92%	2.07%		0.94%	35.44%
Year Ended December 31, 2012 (e)	$8.37	0.27		1.17	1.44	(0.04)	(0.04)	–	$9.77	17.16%		$14,474,909	0.93%	3.00%		0.95%	68.36%
Year Ended December 31, 2011 (e)	$10.17	0.25		(1.86)	(1.61)	(0.19)	(0.19)	–	$8.37	(16.16%	)	$15,762,492	0.94%	2.55%		0.95%	53.15%
Year Ended December 31, 2010 (e)	$9.82	0.17		0.40	0.57	(0.22)	(0.22)	–	$10.17	6.19%		$23,937,112	0.99%	1.77%		0.99%	51.74%
Year Ended December 31, 2009 (e)	$7.72	0.20		2.08	2.28	(0.18)	(0.18)	–	$9.82	29.89%		$26,722,773	1.03%	2.40%		1.03%	103.22%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.60	0.36	(f)	(0.01)	0.35	(0.28)	(0.28)	–	$11.67	3.11%		$974,578,224	0.77%	6.31%	(f)	0.78%	20.44%
Year Ended December 31, 2013 (e)	$9.77	0.23		1.86	2.09	(0.26)	(0.26)	–	$11.60	21.53%		$921,221,935	0.77%	2.18%		0.79%	35.44%
Year Ended December 31, 2012 (e)	$8.36	0.28		1.18	1.46	(0.05)	(0.05)	–	$9.77	17.49%		$755,742,787	0.78%	3.08%		0.80%	68.36%
Year Ended December 31, 2011 (e)	$10.17	0.24		(1.85)	(1.61)	(0.20)	(0.20)	–	$8.36	(16.10%	)	$599,252,325	0.80%	2.55%		0.81%	53.15%
Year Ended December 31, 2010 (e)	$9.82	0.17		0.41	0.58	(0.23)	(0.23)	–	$10.17	6.32%		$385,213,318	0.83%	1.75%		0.83%	51.74%
Year Ended December 31, 2009 (e)	$7.72	0.20		2.09	2.29	(0.19)	(0.19)	–	$9.82	30.09%		$161,542,762	0.87%	2.38%		0.87%	103.22%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	During the six months ended June 30, 2014, the Fund received a large special dividend distribution from Vodaphone Group PLC. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.36 and 3.10% lower, respectively, for each class.

The accompanying notes are an integral part of these financial statements.

25

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

27

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$91,059	$—	$91,059
Air Freight & Logistics	—	4,586,044	—	4,586,044
Airlines	3,615,394	7,537,205	—	11,152,599
Auto Components	394,724	8,994,661	—	9,389,385
Automobiles	5,589,582	56,206,022	—	61,795,604
Banks	41,293,051	142,801,018	—	184,094,069
Beverages	7,625,124	3,334,943	—	10,960,067
Building Products	—	13,440,742	—	13,440,742
Capital Markets	5,891,000	26,348,360	—	32,239,360
Chemicals	2,089,057	30,771,384	—	32,860,441
Commercial Services & Supplies	327,509	1,404,314	—	1,731,823
Communications Equipment	—	4,524,768	—	4,524,768
Construction & Engineering	218,895	5,743,920	—	5,962,815
Construction Materials	407,422	16,287,541	—	16,694,963
Containers & Packaging	—	404,599	—	404,599
Distributors	—	142,659	—	142,659
Diversified Financial Services	—	20,831,996	—	20,831,996
Diversified Telecommunication Services	3,565,886	26,821,312	—	30,387,198
Electric Utilities	—	15,680,691	—	15,680,691
Electrical Equipment	—	10,293,389	—	10,293,389
Electronic Equipment, Instruments & Components	—	16,987,796	—	16,987,796
Energy Equipment & Services	696,160	1,309,609	—	2,005,769
Food & Staples Retailing	1,853,752	22,714,070	—	24,567,822
Food Products	2,928,627	4,084,465	—	7,013,092
Health Care Providers & Services	536,544	1,614,558	—	2,151,102
Hotels, Restaurants & Leisure	399,158	15,878,245	—	16,277,403
Household Durables	767,946	11,660,474	—	12,428,420
Household Products	—	1,587,815	—	1,587,815
Independent Power and Renewable Electricity Producers	219,261	242,621	—	461,882
Industrial Conglomerates	565,909	10,630,396	—	11,196,305
Information Technology Services	—	669,321	—	669,321
Insurance	8,056,836	75,717,222	—	83,774,058
Leisure Products	—	566,934	—	566,934
Life Sciences Tools & Services	—	698,818	—	698,818
Machinery	260,031	6,754,397	—	7,014,428
Marine	—	6,160,395	—	6,160,395
Media	6,036,326	1,226,353	—	7,262,679
Metals & Mining	22,087,935	31,694,545	—	53,782,480
Multiline Retail	1,045,718	2,009,225	—	3,054,943
Multi-Utilities	—	26,605,594	—	26,605,594
Oil, Gas & Consumable Fuels	84,855,957	65,250,604	—	150,106,561
Paper & Forest Products	—	9,076,181	—	9,076,181
Personal Products	—	64,617	—	64,617
Pharmaceuticals	7,838,725	37,073,811	—	44,912,536
Professional Services	—	1,299,751	—	1,299,751
Real Estate Management & Development	5,796,935	23,636,000	—	29,432,935
Road & Rail	371,632	2,528,335	—	2,899,967
Semiconductors & Semiconductor Equipment	—	5,426,144	—	5,426,144

28

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Specialty Retail	$—	$4,270,887	$—	$4,270,887
Technology Hardware, Storage & Peripherals	2,793,558	10,391,639	—	13,185,197
Textiles, Apparel & Luxury Goods	29,954	270,838	—	300,792
Thrifts & Mortgage Finance	185,232	—	—	185,232
Tobacco	—	14,853,800	—	14,853,800
Trading Companies & Distributors	4,628,784	22,082,369	—	26,711,153
Transportation Infrastructure	168,341	564,872	—	733,213
Wireless Telecommunication Services	19,378,298	11,114,861	—	30,493,159
Total Common Stocks	$242,519,263	$842,964,189	$—	$1,085,483,452
Forward Foreign Currency Contracts	—	2,033,306	—	2,033,306
Futures Contracts	11,982	—	—	11,982
Mutual Fund	13,740,320	—	—	13,740,320
Preferred Stock	5,052,855	—	—	5,052,855
Repurchase Agreements	—	32,324,316	—	32,324,316
Rights	—	243,577	—	243,577
Total Assets	$261,324,420	$877,565,388	$—	$1,138,889,808
Liabilities:
Forward Foreign Currency Contracts	—	(1,030,265)	—	(1,030,265)
Total Liabilities	$—	$(1,030,265)	$—	$(1,030,265)
Total	$261,324,420	$876,535,123	$—	$1,137,859,543

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency

29

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

30

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$11,982
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	2,033,306
Total		$2,045,288
Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(1,030,265)
Total		$(1,030,265)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(318,327)

Forward Foreign Currency Contracts
Currency risk	9,651

Total	$(308,676)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$2,181,596

Futures Contracts
Equity risk	11,982

Total	$2,193,578

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

31

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2014:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$2,033,306	$—	$2,033,306
Total	$2,033,306	$—	$2,033,306

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
ANZ Banking Group Ltd.	$38,990	$—	$—	$38,990
Barclays Bank PLC	62,480	(12,224)	—	50,256
Citibank NA	143,932	(124,358)	—	19,574
Credit Suisse International	1,371,918	(99,737)	—	1,272,181
Deutsche Bank Securities, Inc.	260,712	(260,712)	—	—
Goldman Sachs International	3,212	(3,212)	—	—
HSBC Bank PLC	95,420	(35,869)	—	59,551
Societe Generale	31,814	(31,814)	—	—
Westpac Banking Corp.	24,828	(24,828)	—	—
Total	$2,033,306	$(592,724)	$—	$1,440,552

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(1,030,265)	$—	$(1,030,265)
Total	$(1,030,265)	$—	$(1,030,265)

Amounts designated as “—” are zero.

32

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(12,224)	$12,224	$—	$—
Citibank NA	(124,358)	124,358	—	—
Commonwealth Bank of Australia	(41,736)	—	—	(41,736)
Credit Suisse International	(99,737)	99,737	—	—
Deutsche Bank Securities, Inc.	(312,004)	260,712	—	(51,292)
Goldman Sachs International	(73,593)	3,212	—	(70,381)
HSBC Bank PLC	(35,869)	35,869	—	—
Royal Bank of Canada	(36,790)	—	—	(36,790)
Societe Generale	(35,680)	31,814	—	(3,866)
State Street Bank and Trust Co.	(57,093)	—	—	(57,093)
UBS AG	(147,474)	—	—	(147,474)
Westpac Banking Corp.	(53,707)	24,828	—	(28,879)
Total	$(1,030,265)	$592,754	$—	$(437,511)

Amounts designated as “—” are zero.

(e)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing

33

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

34

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Credit Suisse (USA) LLC	15,324,316	—	15,324,316	(15,324,316)	—
Goldman Sachs & Co.	15,000,000	—	15,000,000	(15,000,000)	—
Total	$32,324,316	$—	$32,324,316	$(32,324,316)	$—

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely

35

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
JPMorgan Investment Management Inc.
Dimensional Fund Advisors LP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.75%
$500 million up to $2 billion	0.70%
$2 billion and more	0.65%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.72%, and after contractual fee waivers was 0.71%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $85,822, for which NFA shall not be entitled to later seek recoupment.

36

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $170,657 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,685.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2014, NFS earned $94,576 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively. For the period from January 1, 2014 through April 25, 2015, the effective rate for administrative services fees that NFS earned was 0.15% for Class III and Class VI shares, respectively.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply

37

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,682 and $5,599, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $269,125,515 and sales of $214,655,012 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

38

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $2,582 of brokerage commissions.

11.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$988,548,766	$185,151,948	$(36,856,194)	$148,295,754

12.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

39

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

40

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Advisers’ personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the fourth quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees considered management’s statement that the Fund’s performance ranked at the 61st percentile of the Fund’s peer universe, which is one percentile below the performance necessary to rank within the third quintile. The Trustees considered management’s explanation that the Fund’s three-year underperformance is largely a result of the poor performance of a previous subadviser for a portion of the Fund’s assets, and that the subadviser was replaced by Dimensional Fund Advisors LP in June 2012. The Trustees noted management’s statements that the Fund’s performance has improved since the subadviser change, and that the Fund has ranked in the 47th percentile of its performance universe for the period since the subadviser change.

41

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was subject to reasonable steps to monitor or address underperformance.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

42

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

43

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

44

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

45

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

46

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

47

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

48

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, foating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

49

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

50

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

51

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

52

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

53

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Flexible Moderate Growth Fund

SAR-FLX-MOD 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Flexible Moderate Growth Fund

Asset Allocation†

Equity Funds	63.2%
Fixed Income Funds	19.8%
Asset Allocation Funds	15.8%
Other assets in excess of liabilities	1.2%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	18.0%
NVIT Core Bond Fund, Class Y	15.0%
NVIT Mid Cap Index Fund, Class Y	14.0%
Nationwide Portfolio Completion Fund, Institutional Class	14.0%
NVIT International Index Fund, Class Y	8.0%
Nationwide US Small Cap Value Fund, Institutional Class	8.0%
NVIT Real Estate Fund, Class Y	7.0%
Federated NVIT High Income Bond Fund, Class Y	5.0%
Nationwide Global Equity Fund, Institutional Class	5.0%
NVIT Emerging Markets Fund, Class Y	4.0%
Rydex Variable Trust — Managed Futures Strategy	2.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Flexible Moderate Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period May 1, 2014 (commencement of operations) and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2014 (commencement of operations) through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2014 (commencement of operations) through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Flexible Moderate Growth Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class P Shares	Actual	(b)	1,000.00	1,036.00	0.94	0.55
	Hypothetical	(c)(d)	1,000.00	1,022.07	2.76	0.55

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Flexible Moderate Growth Fund

Mutual Funds 98.8%

	Shares	Market Value

Asset Allocation Funds 15.8%
Nationwide Portfolio Completion Fund, Institutional Class (a)	20,350	$207,162
Rydex Variable Trust — Managed Futures Strategy *	1,610	29,594

Total Asset Allocation Funds (cost $232,326)		236,756

Equity Funds 63.2%
Nationwide Global Equity Fund, Institutional Class (a)	4,342	73,987
Nationwide US Small Cap Value Fund, Institutional Class (a)	7,376	118,378
NVIT Emerging Markets Fund, Class Y *(a)	4,848	59,189
NVIT International Index Fund, Class Y (a)	11,549	118,379
NVIT Mid Cap Index Fund, Class Y (a)	7,898	207,162
NVIT Real Estate Fund, Class Y *(a)	9,855	103,581
NVIT S&P 500 Index Fund, Class Y (a)	19,357	266,351

Total Equity Funds (cost $912,997)		947,027

Fixed Income Funds 19.8%
Federated NVIT High Income Bond Fund, Class Y *(a)	10,450	73,987
NVIT Core Bond Fund, Class Y (a)	19,871	221,959

Total Fixed Income Funds (cost $292,877)		295,946

Total Mutual Funds (cost $1,438,200)		1,479,729

Total Investments (cost $1,438,200) (b) — 98.8%		1,479,729
Other assets in excess of liabilities — 1.2%		18,552

NET ASSETS — 100.0%		$1,498,281

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Flexible Moderate Growth Fund
Assets:
Investments in affiliates, at value (cost $1,409,688)	$1,450,135
Investments in non-affiliates, at value (cost $28,512)	29,594

Total Investments, at value (total cost $1,438,200)	1,479,729

Receivable for capital shares issued	29,972
Receivable for investment advisory fees	13,262
Prepaid organization and offering costs	14,435

Total Assets	1,537,398

Liabilities:
Payable for investments purchased	29,972
Accrued expenses and other payables:
Fund administration fees	3,976
Distribution fees	274
Accounting and transfer agent fees	6
Trustee fees	146
Custodian fees	248
Compliance program costs (Note 3)	18
Professional fees	3,433
Printing fees	284
Other	760

Total Liabilities	39,117

Net Assets	$1,498,281

Represented by:
Capital	$1,457,037
Accumulated net investment loss	(1,081)
Accumulated net realized gains from affiliated and non-affiliated investments	796
Net unrealized appreciation/(depreciation) from investments in affiliates	40,447
Net unrealized appreciation/(depreciation) from investments in non-affiliates	1,082

Net Assets	$1,498,281

Net Assets:
Class P Shares	$1,498,281

Total	$1,498,281

Shares Outstanding (unlimited number of shares authorized):
Class P Shares	144,578

Total	144,578

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class P Shares	$10.36

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Period Ended June 30, 2014 (Unaudited)

NVIT Flexible Moderate Growth Fund (a)
EXPENSES:
Organization and offering costs	$2,034
Investment advisory fees	392
Fund administration fees	3,995
Distribution fees Class P Shares	490
Professional fees	3,436
Printing fees	8,657
Trustee fees	154
Custodian fees	257
Accounting and transfer agent fees	1,511
Compliance program costs (Note 3)	18
Other	761

Total expenses before earnings credit and expenses reimbursed	21,705

Earnings credit (Note 5)	(9)
Expenses reimbursed by adviser (Note 3)	(20,615)

Net Expenses	1,081

NET INVESTMENT LOSS	(1,081)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying non-affiliated funds	28
Net realized gains from investment transactions with affiliates	768

Net realized gains from affiliated and non-affiliated investments	796

Net change in unrealized appreciation/(depreciation) from investments in affiliates	40,447
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	1,082

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	41,529

Net realized/unrealized gains from affiliated and non-affiliated investments	42,325

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$41,244

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

8

Statement of Changes in Net Assets

NVIT Flexible Moderate Growth Fund
Period ended June 30, 2014 (a) (Unaudited)
Operations:
Net investment loss	$(1,081)
Net realized gains from affiliated and non-affiliated investments	796
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	41,529

Change in net assets resulting from operations	41,244

Change in net assets from capital transactions	1,457,037

Change in net assets	1,498,281

Net Assets:
Beginning of period	–

End of period	$1,498,281

Accumulated net investment loss at end of period	$(1,081)

CAPITAL TRANSACTIONS:
Class P Shares
Proceeds from shares issued	$1,457,373
Dividends reinvested	–
Cost of shares redeemed	(336)

Total Class P Shares	1,457,037

Change in net assets from capital transactions	$1,457,037

SHARE TRANSACTIONS:
Class P Shares
Issued	144,611
Reinvested	–
Redeemed	(33)

Total Class P Shares	144,578

Total change in shares	144,578

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Flexible Moderate Growth Fund

		Operations			Distributions		Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Loss to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class P Shares
Period Ended June 30, 2014 (d)(e) (Unaudited)	$10.00	(0.01)	0.37	0.36	$10.36	3.60%	$1,498,281	0.55%	(0.55%	)	11.00%	2.25%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Flexible Moderate Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated and unaffiliated mutual funds (each, an “Underlying Fund”, or collectively, “Underlying Funds”) representing a variety of asset classes. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2014.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

11

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Fund’s valuation policies, please refer to the unaffiliated fund’s most recent annual or semiannual report.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the period ended June 30, 2014, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.30% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2014 Amount (a)	Total
$20,615	$20,615

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

During the period ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended June 30, 2014, NFM earned $3,995 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2014, the Fund’s portion of such costs amounted to $18.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class P shares of the Fund at an annual rate of 0.25%.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Class Y and Institutional Class shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at April 30, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Nationwide Portfolio Completion Fund, Institutional Class	$—	$208,509	$4,786	$—	$91	$—	$207,162
Nationwide Global Equity Fund, Institutional Class	—	72,576	1,158	—	42	—	73,987
Nationwide US Small Cap Value Fund, Institutional Class	—	—	1,528	—	51	—	118,378
NVIT Emerging Markets Fund, Class Y	—	56,624	221	—	15	—	59,189
NVIT International Index Fund, Class Y	—	117,606	1,257	—	30	—	118,379
NVIT Mid Cap Market Index Fund, Class Y	—	202,008	4,530	—	209	—	207,162
NVIT Real Estate Fund, Class Y	—	101,342	2,174	—	76	—	103,581
NVIT S&P 500 Index Fund, Class Y		262,806	5,361		207		266,351
Federated NVIT High Income Bond Fund, Class Y		74,446	1,294		16		73,987
NVIT Core Bond Fund, Class Y	—	223,652	3,974	—	31	—	221,959

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

5.  Earnings Credit

JPMorgan Chase Bank, N.A. (“JPMorgan”) provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of a Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $1,464,486 and sales of $27,082 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/ mutualfunds for series of the Nationwide Mutual Funds. Information about the unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,438,200	$41,529	$ (—)	$41,529

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

17

Supplemental Information

June 30, 2014 (Unaudited)

Approval of Investment Advisory Agreement — NVIT Flexible Moderate Growth Fund

At the September 8-9, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Flexible Moderate Growth Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) (the “Advisory Agreement”). The Trustees were provided with detailed materials relating to NFA in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

In making their determinations, the Trustees took into account information provided by NFA regarding its management style and investment philosophy and process. The Trustees considered NFA’s past performance and the personnel that would be serving the Fund. The Trustees considered the terms of the Advisory Agreement and information regarding fee arrangements.

The Trustees noted that the proposed net advisory fee to be paid by the Fund to NFA was below the median of the fees paid by the peer funds presented at the meeting, and that the Fund’s anticipated total expense ratio was also below the median. The Trustees considered management’s statement that, due to the lack of industry standardization among share classes issued by insurance-dedicated funds, the Fund could not be compared solely to peer funds that utilize a similar fee structure with respect to Rule 12b-1 fees. The Trustees also considered that NFA was proposing to cap the expenses of the Fund for an initial period, subject to annual review of the appropriateness of an expense cap thereafter.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature, extent, and quality of the investment advisory services to be provided to the Fund by NFA were appropriate and consistent with the terms of the Advisory Agreement;

—	In light of the various factors considered, the cost of services to be provided by NFA to the Fund appeared reasonable in relation to the services and benefits to be provided to the Fund; and

—	The level of potential profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees to be paid to NFA by the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement for a two-year period commencing from the execution of the Advisory Agreement.

18

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

19

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

20

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

21

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

23

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

24

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

25

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

26

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

27

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

28

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Flexible Fixed Income Fund

SAR-FLX-FX 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative

2

Economic Review (con’t.)

easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Flexible Fixed Income Fund

Asset Allocation†

Fixed Income Funds	91.7%
Commodity Fund	6.8%
Other assets in excess of liabilities	1.5%
100.0%

Top Holdings††

Federated NVIT High Income Bond Fund, Class Y	20.0%
NVIT Bond Index Fund, Class Y	18.1%
NVIT Core Bond Fund, Class Y	14.0%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	10.0%
NVIT Multi Sector Bond Fund, Class Y	9.0%
Nationwide High Yield Bond Fund, Institutional Class	7.0%
PIMCO Variable Insurance Trust — Commodity Real Return Strategy Portfolio, Institutional Class	6.9%
Nationwide Core Plus Bond Fund, Institutional Class	5.0%
NVIT Short Term Bond Fund, Class Y	5.0%
iShares JP Morgan USD Emerging Markets Bond ETF	5.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Flexible Fixed Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period May 1, 2014 (commencement of operations) and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2014 (commencement of operations) through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2014 (commencement of operations) through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Flexible Fixed Income Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class P Shares	Actual	(b)	1,000.00	1,012.00	0.89	0.53
	Hypothetical	(c)(d)	1,000.00	1,022.17	2.66	0.53

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Flexible Fixed Income Fund

Mutual Funds 93.6%

	Shares	Market Value

Commodity Fund 6.8%
PIMCO Variable Insurance Trust — CommodityRealReturn Strategy Portfolio, Institutional Class	13,288	$86,903

Total Commodity Fund (cost $87,222)		86,903

Fixed Income Funds 86.8%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	13,345	125,712
Federated NVIT High Income Bond Fund, Class Y* (a)	35,512	251,421
Nationwide Core Plus Bond Fund, Institutional Class (a)	6,104	62,989
Nationwide High Yield Bond Fund, Institutional Class (a)	13,532	88,227
NVIT Bond Index Fund, Class Y (a)	21,046	226,459
NVIT Core Bond Fund, Class Y (a)	15,770	176,153
NVIT Multi Sector Bond Fund, Class Y* (a)	11,785	113,258
NVIT Short Term Bond Fund, Class Y (a)	5,952	62,915

Total Fixed Income Funds (cost $1,096,244)		1,107,134

Total Mutual Funds (cost $1,183,466)		1,194,037

Exchange Traded Fund 4.9%
Fixed Income Fund 4.9%
iShares JP Morgan USD Emerging Markets Bond ETF	543	62,591

Total Exchange Traded Fund (cost $61,027)		62,591

Total Investments (cost $1,244,493) (b) — 98.5%		1,256,628

Other assets in excess of liabilities — 1.5%		19,053

NET ASSETS — 100.0%		$1,275,681

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Flexible Fixed Income Fund
Assets:
Investments in affiliates, at value (cost $970,874)	$981,422
Investments in non-affiliates, at value (cost $273,619)	275,206

Total Investments, at value (total cost $1,244,493)	1,256,628

Dividends receivable	329
Receivable for investments sold	1,071
Receivable for investment advisory fees	13,319
Prepaid organization and offering costs	14,435

Total Assets	1,285,782

Liabilities:
Payable for investments purchased	462
Payable for capital shares redeemed	32
Cash overdraft (Note 2)	498
Accrued expenses and other payables:
Fund administration fees	3,973
Distribution fees	240
Accounting and transfer agent fees	6
Trustee fees	146
Custodian fees	248
Compliance program costs (Note 3)	18
Professional fees	3,433
Printing fees	284
Other	761

Total Liabilities	10,101

Net Assets	$1,275,681

Represented by:
Capital	$1,262,435
Accumulated undistributed net investment income	873
Accumulated net realized gains from affiliated and non-affiliated investments	238
Net unrealized appreciation/(depreciation) from investments in affiliates	10,548
Net unrealized appreciation/(depreciation) from investments in non-affiliates	1,587

Net Assets	$1,275,681

Net Assets:
Class P Shares	$1,275,681

Total	$1,275,681

Shares Outstanding (unlimited number of shares authorized):
Class P Shares	126,080

Total	126,080

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class P Shares	$10.12

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Period Ended June 30, 2014 (Unaudited)

NVIT Flexible Fixed Income Fund (a)
INVESTMENT INCOME:
Dividend income from affiliates	$928
Dividend income from non-affiliates	909

Total Income	1,837

EXPENSES:
Organization and offering costs	2,034
Investment advisory fees	363
Fund administration fees	3,992
Distribution fees Class P Shares	454
Professional fees	3,436
Printing fees	8,657
Trustee fees	154
Custodian fees	258
Accounting and transfer agent fees	1,510
Compliance program costs (Note 3)	18
Other	762

Total expenses before earnings credit and expenses reimbursed	21,638

Earnings credit (Note 5)	(10)
Expenses reimbursed by adviser (Note 3)	(20,664)

Net Expenses	964

NET INVESTMENT INCOME	873

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	187
Net realized gains from investment transactions with non-affiliates	51

Net realized gains from affiliated and non-affiliated investments	238

Net change in unrealized appreciation/(depreciation) from investments in affiliates	10,548
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	1,587

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	12,135

Net realized/unrealized gains from affiliated and non-affiliated investments	12,373

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,246

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

8

Statement of Changes in Net Assets

NVIT Flexible Fixed Income Fund
Period ended June 30, 2014 (a) (Unaudited)
Operations:
Net investment income	$873
Net realized gains from affiliated and non-affiliated investments	238
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	12,135

Change in net assets resulting from operations	13,246

Change in net assets from capital transactions	1,262,435

Change in net assets	1,275,681

Net Assets:
Beginning of period	–

End of period	$1,275,681

Accumulated undistributed net investment income at end of period	$873

CAPITAL TRANSACTIONS:
Class P Shares
Proceeds from shares issued	$1,262,630
Dividends reinvested	–
Cost of shares redeemed	(195)

Total Class P Shares	1,262,435

Change in net assets from capital transactions	$1,262,435

SHARE TRANSACTIONS:
Class P Shares
Issued	126,099
Reinvested	–
Redeemed	(19)

Total Class P Shares	126,080

Total change in shares	126,080

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Flexible Fixed Income Fund

		Operations			Distributions		Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b(c)	Portfolio Turnover
Class P Shares
Period Ended June 30, 2014 (d)(e) (Unaudited)	$10.00	0.01	0.11	0.12	$10.12	1.20%	$1,275,681	0.53%	0.47%	11.87%	2.48%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Flexible Fixed Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated and unaffiliated mutual funds (each, an “Underlying Fund”, or collectively, “Underlying Funds”) representing a variety of asset classes. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2014.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

11

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, yield curves, credit risk/spreads and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 investments within the hierarchy.

(b)	Cash Overdraft

As of June 30, 2014, the Fund had an overdrawn balance of $498 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the period ended June 30, 2014, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2014 Amount (a)	Total
$20,664	$20,664

(a) For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

During the period ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended June 30, 2014, NFM earned $3,992 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2014, the Fund’s portion of such costs amounted to $18.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class P shares of the Fund at an annual rate of 0.25%.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in Institutional Class and Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of the Underlying Funds during the period ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at April 30, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at June 30, 2014
Federated NVIT High Income Bond Fund, Class Y	$—	$253,354	$5,006	$—	$63	$—	$251,421
Nationwide Core Plus Bond Fund, Institutional Class	—	63,802	1,153	233	4	—	62,989
Nationwide High Yield Bond Fund, Institutional Class	—	88,823	1,502	695	13	—	88,227
NVIT Bond Index Fund, Class Y	—	228,605	4,677	—	36	—	226,459
NVIT Core Bond Fund, Class Y	—	177,649	3,519	—	29	—	176,153
NVIT Multi Sector Bond Fund, Class Y	—	113,660	2,472	—	41	—	113,258
NVIT Short Term Bond Fund, Class Y	—	63,731	970	—	1	—	62,915

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds.

5.  Earnings Credit

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period from May 1, 2014 (commencement of operations) through June 30, 2014, the Fund had purchases of $1,270,846 and sales of $26,954 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of the investment in the affiliated Underlying Funds may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of the Nationwide Mutual Funds. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated and unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,244,505	$12,443	$(320)	$12,123

10.  Subsequent Events

Effective July 17, 2014, the Fund has been added to the Trust and Nationwide Mutual Fund’s (together, the “Trusts”) renewed credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 16, 2015

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information

June 30, 2014 (Unaudited)

Approval of Investment Advisory Agreement — NVIT Flexible Fixed Income Fund

At the September 8-9, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Flexible Fixed Income Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) (the “Advisory Agreement”). The Trustees were provided with detailed materials relating to NFA in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

In making their determinations, the Trustees took into account information provided by NFA regarding its management style and investment philosophy and process. The Trustees considered NFA’s past performance and the personnel that would be serving the Fund. The Trustees considered the terms of the Advisory Agreement and information regarding fee arrangements.

The Trustees noted that the proposed net advisory fee to be paid by the Fund to NFA was below the median of the fees paid by the peer funds presented at the meeting, and that the Fund’s anticipated total expense ratio was six basis points above the median. The Trustees considered management’s statement that, due to the lack of industry standardization among share classes issued by insurance-dedicated funds, the Fund could not be compared solely to peer funds that utilize a similar fee structure with respect to Rule 12b-1 fees. The Trustees also considered that management was proposing to cap the expenses of the Fund for an initial period, subject to annual review of the appropriateness of an expense cap thereafter.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature, extent, and quality of the investment advisory services to be provided to the Fund by NFA were appropriate and consistent with the terms of the Advisory Agreement;

—	In light of the various factors considered, the cost of services to be provided by NFA to the Fund appeared reasonable in relation to the services and benefits to be provided to the Fund; and

—	The level of potential profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees to be paid to NFA by the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement for a two-year period commencing from the execution of the Advisory Agreement.

18

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

19

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

20

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

21

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

23

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

24

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

25

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

26

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

27

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

28

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Semiannual Report

June 30, 2014 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund

SAR-FOS 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	Lazard NVIT Flexible Opportunistic Strategies Fund

Asset Allocation†

Equity Funds	60.8%
Money Market Fund	17.2%
Fixed Income Fund	7.9%
Asset Allocation Fund	6.4%
Closed-End Mutual Funds	4.0%
Exchange Traded Note	2.1%
Other assets in excess of liabilities	1.6%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund — Institutional Class	17.4%
Vanguard FTSE Emerging Markets ETF	10.0%
Vanguard Short-Term Corporate Bond ETF	8.1%
WisdomTree Japan Hedged Equity Fund	6.5%
ProShares Short Euro ETF	6.5%
iShares North American Tech ETF	5.1%
iShares Global Industrials ETF	5.0%
iShares MSCI France ETF	4.8%
iShares Core S&P 500 ETF	4.4%
PowerShares Buyback Achievers Portfolio	4.1%
Other Holdings	28.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	Lazard NVIT Flexible Opportunistic Strategies Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period May 1, 2014 (commencement of operations) and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2014 (commencement of operations) through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2014 (commencement of operations) through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Lazard NVIT Flexible Opportunistic Strategies Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class P Shares	Actual	(b)	1,000.00	1,026.00	1.88	1.11
	Hypothetical	(c)(d)	1,000.00	1,019.29	5.56	1.11

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2014 through June 30, 2014 to reflect the period from commencement of operations.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

June 30, 2014 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund

Mutual Funds 21.2%

	Shares	Market Value

Closed-End Mutual Funds 4.0%
Mexico Equity & Income Fund, Inc. – Common Shares	5,635	$90,723
Nuveen Diversified Currency Opportunities Fund – Common Shares	12,625	141,779

Total Closed-End Mutual Funds (cost $219,859)		232,502

Money Market Fund 17.2%
Fidelity Institutional Money Market Fund – Institutional Class, 0.09% (a)	999,881	999,881

Total Money Market Fund (cost $999,881)		999,881

Total Mutual Funds (cost $1,219,740)		1,232,383

Exchange Traded Funds 75.1%
Asset Allocation Fund 6.4%
ProShares Short Euro ETF*	10,420	371,576

Total Asset Allocation Fund (cost $375,490)		371,576

Equity Funds 60.8%
First Trust NASDAQ Global Auto Index Fund	3,530	144,059
Global X FTSE Greece 20 ETF	4,900	110,250
Guggenheim S&P 500 Equal Weight ETF	2,270	174,132
iShares Core S&P 500 ETF	1,275	251,175
iShares Global Energy ETF	2,400	116,448
iShares Global Industrials ETF	3,895	283,790
iShares MSCI Emerging Markets ETF	2,625	113,479
iShares MSCI France ETF	9,410	274,301
iShares MSCI Japan Small-Cap ETF	2,785	158,160
iShares MSCI South Korea Capped ETF	2,245	145,970
iShares North American Tech ETF	3,050	290,337
iShares U.S. Healthcare Providers ETF	1,375	141,377
PowerShares Buyback Achievers Portfolio	5,230	234,566
Vanguard FTSE Emerging Markets ETF	13,295	573,413
WisdomTree Japan Hedged Equity Fund	7,605	375,383
WisdomTree Japan Hedged Financials Fund*	6,000	155,640

Total Equity Funds (cost $3,458,509)		3,542,480

Exchange Traded Funds (continued)

	Shares	Market Value

Fixed Income Fund 7.9%
Vanguard Short-Term Corporate Bond ETF	5,770	$463,735

Total Fixed Income Fund (cost $464,092)		463,735

Total Exchange Traded Funds (cost $4,298,091)		4,377,791

Exchange Traded Note 2.1%

	Principal Amount

Exchange Traded Note 2.1%
VelocityShares Daily Inverse VIX Medium Term ETN*	$2,610	121,391

Total Exchange Traded Note (cost $116,230)		121,391

Total Investments (cost $5,634,061) (b) — 98.4%		5,731,565

Other assets in excess of liabilities — 1.6%		94,301

NET ASSETS —100.0%		$5,825,866

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

ETN	Exchange Traded Note

VIX	Chicago Board Options Exchange Volatility Index

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund
Assets:
Investments, at value (cost $5,634,061)	$5,731,565
Dividends receivable	17,329
Receivable for capital shares issued	29,948
Receivable for investment advisory fees	18,250
Prepaid organization and offering costs	38,811

Total Assets	5,835,903

Liabilities:
Accrued expenses and other payables:
Fund administration fees	4,051
Distribution fees	1,147
Accounting and transfer agent fees	6
Trustee fees	117
Custodian fees	249
Compliance program costs (Note 3)	18
Professional fees	3,417
Printing fees	284
Other	748

Total Liabilities	10,037

Net Assets	$5,825,866

Represented by:
Capital	$5,695,481
Accumulated undistributed net investment income	23,383
Accumulated net realized gains from investments	9,498
Net unrealized appreciation/(depreciation) from investments	97,504

Net Assets	$5,825,866

Net Assets:
Class P Shares	$5,825,866

Total	$5,825,866

Shares Outstanding (unlimited number of shares authorized):
Class P Shares	567,957

Total	567,957

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class P Shares	$10.26

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Period Ended June 30, 2014 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (a)
INVESTMENT INCOME:
Dividend income	$33,248

Total Income	33,248

EXPENSES:
Organization and offering costs	5,478
Investment advisory fees	7,097
Fund administration fees	4,144
Distribution fees Class P Shares	2,218
Professional fees	3,436
Printing fees	14,784
Trustee fees	154
Custodian fees	289
Accounting and transfer agent fees	1,510
Compliance program costs (Note 3)	18
Other	762

Total expenses before earnings credit and expenses reimbursed	39,890

Earnings credit (Note 4)	(40)
Expenses reimbursed by adviser (Note 3)	(29,985)

Net Expenses	9,865

NET INVESTMENT INCOME	23,383

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	9,498
Net change in unrealized appreciation/(depreciation) from investments	97,504

Net realized/unrealized gains from investments	107,002

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$130,385

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

Lazard NVIT Flexible Opportunistic Strategies Fund
Period ended June 30, 2014 (a) (Unaudited)
Operations:
Net investment income	$23,383
Net realized gains from investments	9,498
Net change in unrealized appreciation/(depreciation) from investments	97,504

Change in net assets resulting from operations	130,385

Change in net assets from capital transactions	5,695,481

Change in net assets	5,825,866

Net Assets:
Beginning of period	—

End of period	$5,825,866

Accumulated undistributed net investment income at end of period	$23,383

CAPITAL TRANSACTIONS:
Class P Shares
Proceeds from shares issued	$5,695,910
Dividends reinvested	—
Cost of shares redeemed	(429)

Total Class P Shares	5,695,481

Change in net assets from capital transactions	$5,695,481

SHARE TRANSACTIONS:
Class P Shares
Issued	567,999
Reinvested	—
Redeemed	(42)

Total Class P Shares	567,957

Total change in shares	567,957

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Lazard NVIT Flexible Opportunistic Strategies Fund

		Operations			Distributions		Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class P Shares
Period Ended June 30, 2014 (d)(e) (Unaudited)	$10.00	0.04	0.22	0.26	$10.26	2.60%	$5,825,866	1.11%	2.63%	4.49%	63.69%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014. Total return is calculated based on inception date of April 30, 2014 through June 30, 2014.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Lazard NVIT Flexible Opportunistic Strategies Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other unaffiliated exchange-traded funds (“ETFs”) and closed-end funds (each, an “Underlying Fund”, or collectively, “Underlying Funds”) representing a variety of asset classes. The Fund also invests in an exchange-traded note (“ETN”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2014.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

11

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Closed-end and exchange-traded funds are valued at their last reported sale price. Exchange Traded Notes are valued at the last quoted sales price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Lazard Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the period ended June 30, 2014, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $100 million	0.80%
$100 million and more	0.70%

For the period ended June 30, 2014, the Fund’s effective advisory fee rate was 0.80%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.86% for Class P shares of the Fund until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended June 30, 2014 Amount (a)	Total
$29,985	$29,985

(a)	For the period from May 1, 2014 (commencement of operations) through June 30, 2014.

During the period ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended June 30, 2014, NFM earned $4,144 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended June 30, 2014, the Fund’s portion of such costs amounted to $18.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class P shares of the Fund at an annual rate of 0.25%.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Earnings Credit

JPMorgan Chase Bank, N.A. (“JPMorgan”) provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.  Investment Transactions

For the period from May 1, 2014 (commencement of operations) through June 30, 2014, the Fund had purchases of $7,585,405 and sales of $2,960,723 (excluding short-term securities).

6.  Portfolio Investment Risks from Underlying Funds

Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$5,634,604	$115,790	$(18,829)	$96,961

9.  Subsequent Events

Effective July 17, 2014, the Fund has been added to the Trust and Nationwide Mutual Fund’s (together, the “Trusts”) renewed credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 16, 2015

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

15

Supplemental Information

June 30,2014 (unaudited)

Approval of Advisory and Subadvisory Agreements —

Lazard NVIT Flexible Opportunistic Strategies Fund

At the December 11, 2013 meeting of the Board of Trustees, the Trustees met in person with Nationwide Fund Advisors (“NFA”), Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the approval of the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and Subadvisory Agreement with Lazard Asset Management, LLC (“Lazard,” and, together with NFA, the “Advisers”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”) for the Lazard NVIT Flexible Opportunistic Strategies Fund (the “Fund”). At the March 12, 2014 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved the Advisory Agreements for the Fund. The Trustees were provided with detailed materials relating to the Advisers in advance of the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

In making their determinations, the Trustees took into account information provided by Lazard regarding its management style and investment philosophy and process. The Trustees considered Lazard’s past performance and the personnel of Lazard that would be serving the Fund. The Trustees considered the terms of the Advisory Agreements and information regarding fee arrangements, including the structure of the sub-advisory fees, and the fact that NFA pays Lazard out of its advisory fees.

The Trustees noted that, while the proposed net advisory fee to be paid by the Fund to NFA ranked in the fourth quintile when compared to other funds-of-funds in the group of peer funds presented at the meeting, it ranked in the second quintile when compared to stand-alone funds in the peer group. The Trustees considered management’s belief that as an actively-managed fund using a tactical and opportunistic strategy, the Fund operates more like a stand-alone fund than a fund-of-funds. The Trustees noted that the Fund’s anticipated total expense ratio appears relatively high in comparison with the universe of stand-alone funds and the universe of fund-of-funds. However, the Trustees considered management’s reasons for the anticipated total expense ratio, including statements that the funds and share classes to which the Fund was being compared are part of a universe of funds with a variety of strategies and structures and such funds may not be subject to Rule 12b-1 fees. Further, the Trustees considered management’s statements that shareholders of such other funds or share classes may not receive the same distribution services that shareholders of the Fund will receive. In considering the appointment of Lazard, the Trustees considered NFA’s statement that Lazard currently sponsors and manages a similar investment strategy.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature, extent, and quality of the investment advisory services to be provided to the Fund by the Advisers were appropriate and consistent with the terms of the Advisory Agreements;

—	In light of the various factors considered, the cost of services to be provided by NFA to the Fund appeared reasonable in relation to the services and benefits to be provided to the Fund; and

—	The level of potential profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees to be paid to NFA by the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

16

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

17

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

18

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

19

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

20

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

21

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

22

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

23

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

24

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

25

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

26

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

27

Semiannual Report

June 30, 2014 (Unaudited)

Loring Ward NVIT Moderate Fund

SAR-LW-MOD 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the

2

Economic Review (con’t.)

news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	Loring Ward NVIT Moderate Fund

Asset Allocation†

Equity Funds	68.3%
Fixed Income Funds	30.1%
Money Market Fund	1.8%
Liabilities in excess of other assets	(0.2%)
100.0%

Top Holdings††

DFA U.S. Core Equity 1 Portfolio, Institutional Class	20.1%
DFA VA International Value Portfolio	17.4%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	15.5%
DFA VA Short-Term Fixed Portfolio	14.5%
DFA VA U.S. Large Value Portfolio	12.9%
DFA VA International Small Portfolio	9.4%
DFA U.S. Small Cap Portfolio, Institutional Class	8.4%
NVIT Money Market Fund, Class Y	1.8%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	Loring Ward NVIT Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Loring Ward NVIT Moderate Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,043.00	3.65	0.72
	Hypothetical	(b)(c)	1,000.00	1,021.22	3.61	0.72
Class P Shares	Actual	(b)	1,000.00	1,043.60	2.94	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

Loring Ward NVIT Moderate Fund

Mutual Funds 100.2%

	Shares	Market Value

Equity Funds 68.3%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	81,881	$1,437,012
DFA U.S. Small Cap Portfolio, Institutional Class	18,912	602,543
DFA VA International Small Portfolio	51,337	675,083
DFA VA International Value Portfolio	89,470	1,243,637
DFA VA U.S. Large Value Portfolio	39,210	921,824

Total Equity Funds (cost $4,358,200)		4,880,099

Fixed Income Funds 30.1%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	88,803	1,113,589
DFA VA Short-Term Fixed Portfolio	101,564	1,036,968

Total Fixed Income Funds (cost $2,154,937)		2,150,557

Money Market Fund 1.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	129,211	129,211

Total Money Market Fund (cost $129,211)		129,211

Total Mutual Funds (cost $6,642,348)		7,159,867

Total Investments (cost $6,642,348) (c) — 100.2%		7,159,867
Liabilities in excess of other assets — (0.2)%		(12,913)

NET ASSETS — 100.0%		$7,146,954

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2014.

(b)	Investment in affiliate.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Loring Ward NVIT Moderate Fund
Assets:
Investments in affiliates, at value (cost $129,211)	$129,211
Investments in non-affiliates, at value (cost $6,513,137)	7,030,656

Total Investments, at value (total cost $6,642,348)	7,159,867

Cash	1
Receivable for investments sold	635
Receivable for capital shares issued	281
Receivable for investment advisory fees	4,235
Prepaid expenses	27

Total Assets	7,165,046

Liabilities:
Payable for capital shares redeemed	916
Accrued expenses and other payables:
Fund administration fees	3,687
Distribution fees	1,380
Administrative servicing fees	199
Accounting and transfer agent fees	21
Trustee fees	2
Custodian fees	17
Compliance program costs (Note 3)	18
Professional fees	6,809
Printing fees	4,316
Other	727

Total Liabilities	18,092

Net Assets	$7,146,954

Represented by:
Capital	$6,551,288
Accumulated undistributed net investment income	1,371
Accumulated net realized gains from non-affiliated investments	76,776
Net unrealized appreciation/(depreciation) from investments in non-affiliates	517,519

Net Assets	$7,146,954

Net Assets:
Class II Shares	$5,817,424
Class P Shares	1,329,530

Total	$7,146,954

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	479,575
Class P Shares	111,042

Total	590,617

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.13
Class P Shares	$11.97

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Loring Ward NVIT Moderate Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$16,995

Total Income	16,995

EXPENSES:
Investment advisory fees	5,959
Fund administration fees	20,301
Distribution fees Class II	4,642
Distribution fees Class P	1,566
Administrative servicing fees Class II	2,673
Professional fees	6,463
Printing fees	7,136
Trustee fees	58
Custodian fees	42
Accounting and transfer agent fees	81
Other	1,836

Total expenses before expenses reimbursed	50,757

Expenses reimbursed by adviser (Note 3)	(33,654)

Net Expenses	17,103

NET INVESTMENT LOSS	(108)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	12,750
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	228,558

Net realized/unrealized gains from non-affiliated investments	241,308

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$241,200

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Loring Ward NVIT Moderate Fund
	Six Months Ended June 30, 2014 (Unaudited)	Period Ended December 31, 2013 (a)
Operations:
Net investment income/(loss)	$(108)	$40,111
Net realized gains from non-affiliated investments	12,750	88,974
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	228,558	288,961

Change in net assets resulting from operations	241,200	418,046

Distributions to Shareholders From:
Net investment income:
Class II	–	(19,266)
Class P	–	(25,702)
Net realized gains:
Class II	–	(14,747)
Class P	–	(6,504)

Change in net assets from shareholder distributions	–	(66,219)

Change in net assets from capital transactions	2,871,276	3,682,651

Change in net assets	3,112,476	4,034,478

Net Assets:
Beginning of period	4,034,478	–

End of period	$7,146,954	$4,034,478

Accumulated undistributed net investment income at end of period	$1,371	$1,479

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$2,899,399	$3,099,129
Dividends reinvested	–	34,013
Cost of shares redeemed	(66,240)	(538,915)

Total Class II Shares	2,833,159	2,594,227

Class P Shares
Proceeds from shares issued	46,524	1,061,011
Dividends reinvested	–	32,206
Cost of shares redeemed	(8,407)	(4,793)

Total Class P Shares	38,117	1,088,424

Change in net assets from capital transactions	$2,871,276	$3,682,651

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

9

Statements of Changes in Net Assets (Continued)

	Loring Ward NVIT Moderate Fund
	Six Months Ended June 30, 2014 (Unaudited)	Period Ended December 31, 2013 (a)
SHARE TRANSACTIONS:
Class II Shares
Issued	244,560	289,564
Reinvested	–	2,950
Redeemed	(5,639)	(51,860)

Total Class II Shares	238,921	240,654

Class P Shares
Issued	3,984	105,360
Reinvested	–	2,833
Redeemed	(720)	(415)

Total Class P Shares	3,264	107,778

Total change in shares	242,185	348,432

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Loring Ward NVIT Moderate Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.63	–	0.50	0.50	–	–	–	$12.13	4.30%	$5,817,424	0.72%	(0.02%	)	2.06%	2.01%
Period Ended December 31, 2013 (e)(f)	$10.00	0.23	1.54	1.77	(0.08)	(0.06)	(0.14)	$11.63	17.74%	$2,798,295	0.71%	2.11%		3.17%	24.51%

Class P Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.47	–	0.50	0.50	–	–	–	$11.97	4.36%	$1,329,530	0.58%	0.04%		1.98%	2.01%
Period Ended December 31, 2013 (e)(f)	$10.00	0.12	1.66	1.78	(0.25)	(0.06)	(0.31)	$11.47	17.80%	$1,236,183	0.58%	1.16%		3.54%	24.51%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of January 7, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Loring Ward NVIT Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other funds sponsored by Dimensional Fund Advisors LP (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following is the valuation policy of the affiliated Underlying Fund:

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and

13

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected LWI Financial Inc. (“Loring Ward”) (“Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.24%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.33% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

14

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2013 Amount(a)	Six Months Ended June 30, 2014 Amount	Total
$63,751	$33,654	$97,405

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $20,301 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $0.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $2,673 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.14% for Class II shares.

15

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Fund. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2014 were as follows:

Affiliated Issuer	Market Value at December 31, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at June 30, 2014
NVIT Money Market Fund, Class Y	$72,048	$59,205	$2,042	$—	$—	$129,211

Amounts designated as “—” are zero or have been rounded to zero.

Further information about the affiliated Underlying Fund may be found in such underlying fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $2,977,288 and sales of $102,123 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of the investment in the affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$6,643,743	$520,517	$(4,393)	$516,124

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information

June 30, 2014 (Unaudited)

Loring Ward NVIT Moderate Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

18

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class II shares each ranked within the first quintile of the Fund’s expense group. The Trustees also noted that, while performance history of the Fund’s Class II shares for the three-year period ended August 31, 2013 was not available due to the Fund’s recent inception date, the Fund’s Class II shares achieved a level of total return performance ranked within the first quintile of the funds in its performance universe for the three-month period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things,

19

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

20

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

21

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

22

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

23

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

24

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

25

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

26

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

27

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

28

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

29

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

30

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

31

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund

SAR-CPB 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large- capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Core Plus Bond Fund

Asset Allocation†

Corporate Bonds	32.8%
U.S. Government Mortgage Backed Agencies	30.6%
U.S. Treasury Notes	19.1%
Commercial Mortgage Backed Securities	8.6%
U.S. Treasury Bonds	7.5%
Mutual Fund	4.4%
Sovereign Bonds	4.4%
Asset-Backed Securities	4.0%
U.S. Government Sponsored & Agency Obligations	1.8%
Yankee Dollars	0.8%
Liabilities in excess of other assets††	(14.0)%
100.0%

Top Industries†††

Banks	4.8%
Capital Markets	2.8%
Diversified Telecommunication Services	2.5%
Diversified Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.1%
Media	1.8%
Home Equity	1.3%
Health Care Providers & Services	1.1%
Consumer Finance	1.1%
Metals & Mining	1.1%
Other Industries	79.1%
100.0%

Top Holdings†††

U.S. Treasury Notes, 0.25%, 01/15/15	5.4%
U.S. Treasury Notes, 3.63%, 08/15/19	5.0%
U.S. Treasury Notes, 0.38%, 06/30/15	4.9%
Fidelity Institutional Money Market Fund -Institutional Class, 0.09%	3.9%
U.S. Treasury Bonds, 6.25%, 08/15/23	3.9%
Federal National Mortgage Association Pool TBA, 4.00%, 07/25/44	3.1%
Federal National Mortgage Association Pool TBA, 4.50%, 07/25/44	2.9%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/26	1.5%
Federal National Mortgage Association Pool TBA, 3.50%, 07/25/44	1.5%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 4.50%, 07/15/44	1.4%
Other Holdings	66.5%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

4

Shareholder Expense Example	NVIT Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Plus Bond Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,042.20	3.29	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.57	3.26	0.65
Class II Shares	Actual	(a)	1,000.00	1,041.30	4.56	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90
Class Y Shares	Actual	(a)	1,000.00	1,043.00	2.53	0.50
	Hypothetical	(a)(b)	1,000.00	1,022.32	2.51	0.50

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 4.0%

	Principal Amount	Market Value

Home Equity 1.5%
Accredited Mortgage Loan Trust
Series 2005-3, Class M1, 0.60%, 09/25/35 (a)	$4,255,000	$3,870,342
Series 2005-4, Class A2D, 0.47%, 12/25/35 (a)	1,467,244	1,410,289
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.35%, 01/25/36 (a)	3,504,353	3,412,863
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 0.90%, 05/25/35 (a)(b)	3,500,000	3,267,956
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A4, 0.30%, 05/25/36 (a)	434,864	430,079
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.43%, 02/25/36 (a)	7,480,000	6,596,294
Residential Asset Securities Corp., Series 2004-KS5, Class MII1, 0.93%, 06/25/34 (a)	1,318,949	974,254
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.30%, 05/25/36 (a)	2,045,512	1,928,105

		21,890,182

Other 2.5%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 1.13%, 05/25/35 (a)	3,954,000	3,305,408
Series 2006-NC1, Class A4, 0.46%, 01/25/36 (a)	6,000,000	4,821,601
Series 2006-RFC1, Class A3, 0.30%, 05/25/36 (a)	2,346,050	2,164,181
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2, 0.52%, 01/25/36 (a)	1,410,000	1,209,165
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.25%, 03/25/47 (a)	1,699,388	1,247,044
Park Place Securities, Inc. Series 2004-WHQ2, Class M3, 1.19%, 02/25/35 (a)	3,080,000	2,780,926
Series 2004-WWF1, Class M4, 1.80%, 12/25/34 (a)	5,460,000	5,226,054
Residential Asset Mortgage Products, Inc. Series 2003-RS2, Class AII, 0.83%, 03/25/33 (a)	1,537,101	1,340,702
Series 2006-RZ1, Class M1, 0.55%, 03/25/36 (a)	2,700,000	2,539,518

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Structured Asset Investment Loan Trust Series 2004-6, Class A3, 0.95%, 07/25/34 (a)	$2,888,925	$2,825,514
Series 2004-8, Class M1, 1.05%, 09/25/34 (a)	2,323,610	2,029,860
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 0.73%, 11/25/35 (a)	5,800,000	5,510,020
Series 2006-AM1, Class A4, 0.31%, 04/25/36 (a)	937,489	880,222

		35,880,215

Total Asset-Backed Securities (cost $49,290,953)		57,770,397

Commercial Mortgage Backed Securities 8.6%
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44 (a)	1,078,089	1,162,549
Series 2006-5, Class A4, 5.41%, 09/10/47	5,450,000	5,835,677
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	5,013,108
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,974,453	2,137,143
Series 2007-PW17, Class A4, 5.69%, 06/11/50 (a)	2,467,000	2,745,289
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	3,000,000	3,270,749
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 12/10/49 (a)	3,145,000	3,512,707
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class XA, IO, 1.60%, 10/10/46 (a)	20,989,591	1,893,612
Series 2013-CR6, Class XB, IO, 0.77%, 03/10/46 (a)	33,000,000	1,458,976
Series 2013-LC6, Class XB, IO, 0.50%, 01/10/46 (a)(b)	30,500,000	896,736
Series 2014-CR16, Class XA, IO, 1.45%, 04/10/47 (a)	46,978,395	3,786,816
Series 2014-UBS3, Class XA, IO, 1.36%, 06/10/47 (a)	27,415,000	2,508,497

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Credit Suisse Commercial Mortgage Trust Series 2006-C5, Class A3, 5.31%, 12/15/39	$4,750,000	$5,123,838
Series 2007-C5, Class A4, 5.69%, 09/15/40 (a)	4,120,000	4,566,171
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3, 5.98%, 06/15/38 (a)	1,733,766	1,858,640
Series 2006-C4, Class A3, 5.47%, 09/15/39	922,725	991,929
Series 2007-C1, Class A3, 5.38%, 02/15/40	186,903	202,370
Series 2007-C2, Class A3, 5.54%, 01/15/49 (a)	650,000	708,325
Series 2007-C3, Class A4, 5.87%, 06/15/39 (a)	1,980,676	2,167,073
Series 2007-C4, Class A4, 6.05%, 09/15/39 (a)	1,910,000	2,088,708
CW Capital Cobalt Ltd. Series 2006-C1, Class A4, 5.22%, 08/15/48	1,847,486	1,970,654
Series 2007-C3, Class A4, 5.97%, 05/15/46 (a)	2,042,498	2,258,042
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	6,825,000	7,594,298
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	4,871,722
GS Mortgage Securities Corp. II Series 2005-GG4, Class A4, 4.76%, 07/10/39	758,795	776,078
Series 2006-GG8, Class A4, 5.56%, 11/10/39	650,000	704,477
Series 2007-GG10, Class A4, 6.00%, 08/10/45 (a)	5,856,926	6,491,630
Series 2012-GC6, Class XA, IO, 2.33%, 01/10/45 (a)(b)	13,506,716	1,548,947
GS Mortgage Securities Trust, Series 2014-GC18, Class XA, IO, 1.46%, 01/10/47 (a)	40,005,480	3,220,293
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4, 5.81%, 06/12/43 (a)	1,293,773	1,385,296
Series 2007-CB19, Class A4, 5.89%, 02/12/49 (a)	4,840,000	5,334,765
Series 2007-LD11, Class A4, 5.99%, 06/15/49 (a)	2,000,000	2,199,183
Series 2007-LD12, Class A4, 5.88%, 02/15/51 (a)	3,515,000	3,899,021

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	$3,923,054	$4,285,811
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	495,446	540,707
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49	1,790,000	1,924,810
Series 2007-5, Class A4, 5.38%, 08/12/48	1,967,679	2,123,365
Series 2007-7, Class A4, 5.81%, 06/12/50 (a)	3,435,000	3,804,321
Series 2007-8, Class A3, 6.08%, 08/12/49 (a)	250,000	277,799
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class XA, IO, 1.60%, 05/15/46 (a)	15,803,022	1,204,796
Series 2014-C16, Class XA, IO, 1.26%, 06/15/47 (a)	35,000,000	2,845,815
Morgan Stanley Capital I, Series 2007- IQ14, Class A2, 5.61%, 04/15/49	451,346	455,656
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA, IO, 2.32%, 08/10/49 (a)(b)	21,836,286	2,569,327
Series 2012-C4, Class XA, IO, 2.02%, 12/10/45 (a)(b)	14,094,079	1,535,908
Series 2013-C5, Class XA, IO, 1.27%, 03/10/46 (a)(b)	27,077	1,904
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.42%, 01/15/45 (a)	239,925	252,319
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA, IO, 1.50%, 08/15/50 (a)	27,000,000	2,522,475
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA, IO, 2.39%, 11/15/45 (a)(b)	12,114,804	1,442,015
Series 2013-C11, Class XA, IO, 1.64%, 03/15/45 (a)(b)	30,654,436	2,407,287
Series 2014-LC14, Class XA, IO, 1.64%, 03/15/47 (a)	28,925,820	2,617,009

Total Commercial Mortgage Backed Securities (cost $121,458,849)		124,994,643

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds 32.8%

	Principal Amount	Market Value

Aerospace & Defense 0.6%
Kratos Defense & Security Solutions, Inc. 7.00%, 05/15/19 (b)	$125,000	$129,375
L-3 Communications Corp. 3.95%, 11/15/16	4,580,000	4,869,576
Northrop Grumman Corp. 1.75%, 06/01/18	4,350,000	4,334,451

		9,333,402

Airlines 0.2%
Continental Airlines, Inc. 6.75%, 09/15/15 (b)	270,000	272,700
United Airlines Pass Through Trust Series 2014-1, Class A, 4.00%, 04/11/26	2,130,000	2,180,588

		2,453,288

Auto Components 0.2%
Johnson Controls, Inc. 3.63%, 07/02/24	2,685,000	2,700,380

Automobiles 0.0%†
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 06/15/19	185,000	200,956
8.25%, 06/15/21	200,000	226,000

		426,956

Banks 4.7%
Abbey National Treasury Services PLC/Stamford CT 1.38%, 03/13/17	5,675,000	5,699,083
Barclays Bank PLC 3.75%, 05/15/24	3,480,000	3,501,033
BBVA Bancomer SA/Texas 4.38%, 04/10/24 (b)	295,000	299,890
BNP Paribas SA 1.25%, 12/12/16	5,600,000	5,605,274
CIT Group, Inc. 5.00%, 05/15/17	140,000	149,100
4.25%, 08/15/17	210,000	218,925
6.63%, 04/01/18 (b)	260,000	291,200
5.50%, 02/15/19 (b)	420,000	455,700
Citigroup, Inc. 1.35%, 03/10/17	5,385,000	5,381,540
6.30%, 05/15/24 (c)	4,850,000	4,940,937
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA 5.75%, 12/01/43	2,980,000	3,434,300
Fifth Third Bancorp 4.90%, 09/30/19 (c)	4,490,000	4,490,000
Fifth Third Bank 2.38%, 04/25/19	5,920,000	5,980,441

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Finansbank AS 6.25%, 04/30/19 (b)	$312,000	$321,703
GTB Finance BV 6.00%, 11/08/18 (b)	230,000	230,022
HSBC Holdings PLC 5.25%, 03/14/44	4,585,000	4,925,269
Huntington National Bank (The) 1.35%, 08/02/16	2,930,000	2,950,413
Mizuho Bank Ltd. 2.45%, 04/16/19 (b)	6,070,000	6,112,313
MUFG Union Bank NA 2.25%, 05/06/19	3,590,000	3,605,554
Russian Agricultural Bank OJSC Via RSHB Capital SA Reg. S, 6.30%, 05/15/17	150,000	158,625
TC Ziraat Bankasi AS 4.25%, 07/03/19 (b)	332,000	330,891
Turkiye Garanti Bankasi AS 4.75%, 10/17/19 (b)	200,000	202,740
Vnesheconombank Via VEB Finance PLC Reg. S, 6.90%, 07/09/20	200,000	215,191
Wells Fargo & Co. 5.90%, 06/15/24 (c)	7,160,000	7,589,600
Zenith Bank PLC 6.25%, 04/22/19 (b)	200,000	198,956

		67,288,700

Beverages 0.2%
Constellation Brands, Inc. 6.00%, 05/01/22	245,000	275,013
Fomento Economico Mexicano SAB de CV 4.38%, 05/10/43	2,330,000	2,194,344

		2,469,357

Biotechnology 0.3%
Amgen, Inc. 2.20%, 05/22/19	4,055,000	4,048,422
Celgene Corp. 4.63%, 05/15/44	250,000	250,200

		4,298,622

Building Products 0.0%†
USG Corp. 8.38%, 10/15/18 (b)	415,000	437,306

Capital Markets 3.2%
Goldman Sachs Group, Inc. (The) 3.30%, 05/03/15	5,720,000	5,843,289
5.70%, 05/10/19 (c)	7,280,000	7,534,800
4.80%, 07/08/44	3,625,000	3,607,310

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
Jefferies Group, Inc. 6.88%, 04/15/21	$4,235,000	$4,892,996
5.13%, 01/20/23	3,820,000	4,098,133
Morgan Stanley 1.75%, 02/25/16	5,435,000	5,508,375
2.13%, 04/25/18	6,320,000	6,389,426
5.45%, 07/15/19 (c)	7,670,000	7,804,225

		45,678,554

Chemicals 0.3%
Huntsman International LLC 8.63%, 03/15/20	230,000	248,975
4.88%, 11/15/20	145,000	149,713
8.63%, 03/15/21	200,000	221,000
Monsanto Co. 4.40%, 07/15/44	3,370,000	3,375,675

		3,995,363

Commercial Services & Supplies 0.2%
AWAS Aviation Capital Ltd. 7.00%, 10/17/16 (b)	202,520	208,849
Ceridian Corp. 8.88%, 07/15/19 (b)	240,000	270,600
Envision Healthcare Corp. 5.13%, 07/01/22 (b)	85,000	85,744
Iron Mountain, Inc. 7.75%, 10/01/19	245,000	267,662
5.75%, 08/15/24	295,000	303,113
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/01/19 (b)	360,000	393,750
RR Donnelley & Sons Co. 8.60%, 08/15/16	115,000	131,675
8.25%, 03/15/19	860,000	1,021,250
7.88%, 03/15/21	140,000	159,950
7.00%, 02/15/22	100,000	110,250
6.50%, 11/15/23	95,000	99,037
6.00%, 04/01/24	75,000	75,469

		3,127,349

Communications Equipment 0.0%†
CommScope, Inc. 5.00%, 06/15/21 (b)	45,000	45,900
5.50%, 06/15/24 (b)	60,000	61,200

		107,100

Construction & Engineering 0.0%†
Empresas ICA SAB de CV 8.88%, 05/29/24 (b)	200,000	205,654
Odebrecht Offshore Drilling Finance Ltd. 6.75%, 10/01/22 (b)	221,766	237,481

		443,135

Corporate Bonds (continued)

	Principal Amount	Market Value

Construction Materials 0.0%†
Cemex Espana Luxembourg Reg. S, 9.88%, 04/30/19	$200,000	$230,000
Cemex SAB de CV 7.25%, 01/15/21 (b)	200,000	219,000

		449,000

Consumer Finance 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.75%, 05/15/19 (b)	240,000	241,800
4.50%, 05/15/21 (b)	160,000	163,200
Air Lease Corp. 3.88%, 04/01/21	2,700,000	2,750,625
Aircastle Ltd. 4.63%, 12/15/18	413,000	426,422
Ally Financial, Inc. 5.50%, 02/15/17	395,000	428,575
6.25%, 12/01/17	420,000	469,350
8.00%, 03/15/20	235,000	286,112
Ford Motor Credit Co. LLC 1.70%, 05/09/16	3,860,000	3,908,630
2.38%, 03/12/19	6,905,000	6,926,267
General Motors Financial Co., Inc. 2.75%, 05/15/16	215,000	218,225
4.75%, 08/15/17	240,000	255,000
4.25%, 05/15/23	95,000	94,763
International Lease Finance Corp. 8.75%, 03/15/17	255,000	296,119
8.88%, 09/01/17	130,000	154,050
5.88%, 04/01/19	255,000	279,863
6.25%, 05/15/19	425,000	474,937
SLM Corp. 5.50%, 01/15/19	345,000	366,919
4.88%, 06/17/19	400,000	413,133
8.00%, 03/25/20	370,000	428,941
6.13%, 03/25/24	215,000	217,789

		18,800,720

Containers & Packaging 0.0%†
Ball Corp. 5.00%, 03/15/22	130,000	133,412

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, 05/20/20	285,000	309,225
7.00%, 05/20/22	342,000	378,765
Ferrellgas LP/Ferrellgas Finance Corp. 6.75%, 01/15/22 (b)	170,000	178,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 08/01/21	100,000	109,250

		975,740

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services 2.6%
Alfa SAB de CV 5.25%, 03/25/24 (b)	$210,000	$219,479
Bank of America Corp. 2.60%, 01/15/19	4,280,000	4,330,345
3.30%, 01/11/23	2,040,000	2,010,738
4.00%, 04/01/24	3,090,000	3,145,849
General Electric Capital Corp. 1.00%, 12/11/15	1,665,000	1,677,383
3.15%, 09/07/22	4,920,000	4,942,467
5.25%, 06/15/23 (c)	3,150,000	3,197,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.50%, 03/15/17	150,000	151,500
4.88%, 03/15/19	220,000	227,700
JPMorgan Chase & Co. 1.35%, 02/15/17	8,490,000	8,517,152
5.00%, 07/01/19 (c)	8,130,000	8,089,350
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/01/21 (b)	55,000	57,062
Rio Oil Finance Trust 6.25%, 07/06/24 (b)	289,000	303,164
Sistema JSFC via Sistema International Funding SA Reg. S, 6.95%, 05/17/19	520,000	545,866

		37,415,305

Diversified Telecommunication Services 2.9%
AT&T, Inc. 4.80%, 06/15/44	3,625,000	3,700,615
Bharti Airtel International Netherlands BV 5.35%, 05/20/24 (b)	214,000	222,712
CenturyLink, Inc. 5.63%, 04/01/20	160,000	169,800
5.80%, 03/15/22	210,000	219,709
6.75%, 12/01/23	65,000	71,424
Columbus International, Inc. 7.38%, 03/30/21 (b)	201,000	216,577
Frontier Communications Corp. 9.25%, 07/01/21	360,000	430,200
7.63%, 04/15/24	125,000	134,062
Orange SA 2.75%, 02/06/19	3,800,000	3,891,798
5.50%, 02/06/44	3,540,000	3,942,589
Qwest Corp. 6.75%, 12/01/21	6,560,000	7,576,736
6.88%, 09/15/33	445,000	449,450
SBA Telecommunications, Inc. 5.75%, 07/15/20	265,000	281,563
Sprint Capital Corp. 6.88%, 11/15/28	180,000	182,700
8.75%, 03/15/32	115,000	132,538
tw telecom holdings, Inc. 5.38%, 10/01/22	330,000	361,350

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
UPCB Finance III Ltd. 6.63%, 07/01/20 (b)	$150,000	$159,742
Verizon Communications, Inc. 5.15%, 09/15/23	8,515,000	9,493,785
5.05%, 03/15/34	3,830,000	4,072,142
6.55%, 09/15/43	4,055,000	5,110,445
Virgin Media Finance PLC 5.25%, 02/15/22	365,000	346,549
Wind Acquisition Finance SA 4.75%, 07/15/20 (b)	210,000	211,050
Windstream Corp. 7.88%, 11/01/17	450,000	517,500
7.75%, 10/01/21	100,000	108,750

		42,003,786

Electric Utilities 1.0%
Abengoa Transmision Sur SA 6.88%, 04/30/43 (b)	200,000	219,611
Electricite de France 2.15%, 01/22/19 (b)	6,180,000	6,202,683
Empresa Nacional de Electricidad SA 4.25%, 04/15/24	500,000	505,004
Exelon Generation Co. LLC 4.00%, 10/01/20	6,520,000	6,886,623
Ipalco Enterprises, Inc. 5.00%, 05/01/18	310,000	330,925
State Grid Overseas Investment 2014 Ltd. 4.13%, 05/07/24 (b)	313,000	320,960

		14,465,806

Electrical Equipment 0.2%
Thermo Fisher Scientific, Inc. 1.30%, 02/01/17	2,735,000	2,738,845

Electronic Equipment & Instruments 0.0%†
Flextronics International Ltd. 4.63%, 02/15/20	115,000	118,881
5.00%, 02/15/23	160,000	165,600

		284,481

Food & Staples Retailing 0.0%†
Rite Aid Corp. 8.00%, 08/15/20	489,000	537,900

Food Products 0.7%
BRF SA 4.75%, 05/22/24 (b)	6,030,000	5,975,315
Grupo Bimbo SAB de CV 3.88%, 06/27/24 (b)	3,450,000	3,439,915
Marfrig Overseas Ltd. 9.50%, 05/04/20 (b)	300,000	320,700
Minerva Luxembourg SA Reg. S, 7.75%, 01/31/23	300,000	321,000
Post Holdings, Inc. 6.00%, 12/15/22 (b)	65,000	66,300

		10,123,230

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities 1.1%
Access Midstream Partners LP/ACMP Finance Corp. 5.88%, 04/15/21	$40,000	$42,900
4.88%, 05/15/23	110,000	116,050
4.88%, 03/15/24	75,000	79,125
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.13%, 07/15/22	310,000	342,162
Energy Transfer Equity LP 7.50%, 10/15/20	455,000	526,094
Energy Transfer Partners LP 6.50%, 02/01/42	4,095,000	4,883,801
Fermaca Enterprises S de RL de CV 6.38%, 03/30/38 (b)	200,000	208,500
Kinder Morgan Energy Partners LP 4.15%, 02/01/24	4,940,000	5,007,778
5.50%, 03/01/44	3,795,000	4,007,634
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.25%, 06/15/22	210,000	230,212
4.50%, 07/15/23	300,000	305,250
Regency Energy Partners LP/Regency Energy Finance Corp. 6.88%, 12/01/18	315,000	332,325
6.50%, 07/15/21	130,000	141,700
5.88%, 03/01/22	95,000	103,194

		16,326,725

Health Care Providers & Services 1.3%
CHS/Community Health Systems, Inc. 5.13%, 08/15/18	345,000	361,819
8.00%, 11/15/19	270,000	295,650
5.13%, 08/01/21 (b)	80,000	82,200
6.88%, 02/01/22 (b)	185,000	196,331
DaVita HealthCare Partners, Inc. 5.13%, 07/15/24	215,000	216,344
DaVita, Inc. 5.75%, 08/15/22	515,000	552,337
Express Scripts Holding Co. 3.50%, 11/15/16	1,840,000	1,941,200
2.25%, 06/15/19	5,120,000	5,104,458
Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 (b)	245,000	266,437
5.88%, 01/31/22 (b)	300,000	330,750
HCA, Inc. 6.25%, 02/15/21	115,000	123,337
7.50%, 02/15/22	435,000	502,425
5.88%, 03/15/22	160,000	173,200
5.00%, 03/15/24	245,000	248,369
Hologic, Inc. 6.25%, 08/01/20	405,000	430,313
McKesson Corp. 1.29%, 03/10/17	3,145,000	3,153,089
4.88%, 03/15/44	3,020,000	3,152,567

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Service Corp. International 5.38%, 01/15/22	$575,000	$598,000
Tenet Healthcare Corp. 6.25%, 11/01/18	585,000	651,544
4.75%, 06/01/20	145,000	147,900
6.00%, 10/01/20	145,000	158,050
4.50%, 04/01/21	120,000	121,500
4.38%, 10/01/21	80,000	79,400

		18,887,220

Hotels, Restaurants & Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 9.13%, 08/01/18	215,000	224,675
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/01/18 (b)	75,000	77,437
4.88%, 11/01/20 (b)	115,000	118,737
5.38%, 11/01/23 (b)	105,000	108,413
Graton Economic Development Authority 9.63%, 09/01/19 (b)	435,000	495,900
Isle of Capri Casinos, Inc. 5.88%, 03/15/21	100,000	100,750
MGM Resorts International 8.63%, 02/01/19	70,000	83,125
6.63%, 12/15/21	255,000	284,325
MTR Gaming Group, Inc. 11.50%, 08/01/19	195,000	218,888
Pinnacle Entertainment, Inc. 7.50%, 04/15/21	250,000	271,250
6.38%, 08/01/21	100,000	105,500
7.75%, 04/01/22	215,000	234,887
Royal Caribbean Cruises Ltd. 7.25%, 06/15/16	280,000	308,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, 08/15/20	245,000	267,050

		2,899,637

Household Durables 0.1%
DR Horton, Inc. 4.38%, 09/15/22	130,000	128,050
5.75%, 08/15/23	170,000	182,750
Lennar Corp. 4.75%, 12/15/17	145,000	153,338
4.75%, 11/15/22	140,000	138,600
Ryland Group, Inc. (The) 5.38%, 10/01/22	140,000	138,950
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 05/15/19	160,000	174,000
Standard Pacific Corp. 8.38%, 05/15/18	300,000	353,250

		1,268,938

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.13%, 04/15/19	$265,000	$276,925
7.88%, 08/15/19	380,000	413,250
5.75%, 10/15/20	210,000	221,288
6.87%, 02/15/21	145,000	156,600

		1,068,063

Industrial Conglomerates 0.5%
Bombardier, Inc. 4.25%, 01/15/16 (b)	95,000	98,444
6.00%, 10/15/22 (b)	140,000	144,375
General Electric Co. 4.50%, 03/11/44	6,270,000	6,532,956

		6,775,775

Information Technology Services 0.0%†
First Data Corp. 7.38%, 06/15/19 (b)	400,000	429,000
6.75%, 11/01/20 (b)	225,000	244,125

		673,125

Insurance 0.7%
Allstate Corp. (The) 5.75%, 08/15/53 (a)	6,435,000	6,909,581
Prudential Financial, Inc. 5.20%, 03/15/44 (a)	3,120,000	3,162,900

		10,072,481

Internet & Catalog Retail 0.0%†
IAC/InterActiveCorp. 4.88%, 11/30/18	275,000	287,375

Machinery 0.1%
Case New Holland, Inc. 7.88%, 12/01/17	350,000	407,312
CNH Capital LLC 3.88%, 11/01/15	145,000	147,719
Manitowoc Co., Inc. (The) 8.50%, 11/01/20	170,000	189,550
Terex Corp. 6.50%, 04/01/20	215,000	233,275
6.00%, 05/15/21	100,000	107,750

		1,085,606

Media 2.0%
AMC Networks, Inc. 7.75%, 07/15/21	120,000	134,250
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	380,000	399,950
5.25%, 09/30/22	140,000	142,800

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 09/15/20 (b)	$65,000	$69,062
5.13%, 12/15/21 (b)	251,000	250,059
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/20	265,000	286,200
6.50%, 11/15/22	145,000	155,512
6.50%, 11/15/22	255,000	275,400
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.45%, 04/01/24	3,100,000	3,281,800
DISH DBS Corp. 7.13%, 02/01/16	70,000	75,688
4.25%, 04/01/18	150,000	156,000
7.88%, 09/01/19	130,000	154,212
5.13%, 05/01/20	325,000	341,656
6.75%, 06/01/21	20,000	22,800
5.00%, 03/15/23	180,000	183,825
Gannett Co., Inc. 7.13%, 09/01/18	555,000	579,281
5.13%, 10/15/19 (b)	245,000	254,800
Grupo Televisa SAB 5.00%, 05/13/45	4,950,000	4,911,853
Hughes Satellite Systems Corp. 6.50%, 06/15/19	125,000	139,375
Inmarsat Finance PLC 4.88%, 05/15/22 (b)	150,000	151,500
Intelsat Jackson Holdings SA 8.50%, 11/01/19	470,000	498,788
NBCUniversal Media LLC 6.40%, 04/30/40	3,615,000	4,637,874
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 04/15/22 (b)	140,000	141,225
Numericable Group SA 4.88%, 05/15/19 (b)	255,000	261,694
6.00%, 05/15/22 (b)	280,000	291,270
Sirius XM Radio, Inc. 4.25%, 05/15/20 (b)	285,000	281,081
Telesat Canada/Telesat LLC 6.00%, 05/15/17 (b)	255,000	262,969
Thomson Reuters Corp. 1.30%, 02/23/17	1,980,000	1,979,262
5.65%, 11/23/43	2,590,000	2,860,605
Time Warner, Inc. 3.55%, 06/01/24	2,185,000	2,167,622
6.10%, 07/15/40	2,745,000	3,235,715
Univision Communications, Inc. 6.88%, 05/15/19 (b)	555,000	593,850
WMG Acquisition Corp. 5.63%, 04/15/22 (b)	70,000	70,525

		29,248,503

12

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining 1.3%
Alpha Natural Resources, Inc. 7.50%, 08/01/20 (b)	$95,000	$92,150
ArcelorMittal 5.03%, 02/25/17	75,000	79,125
5.75%, 08/05/20	225,000	241,324
6.00%, 03/01/21	140,000	151,200
6.75%, 02/25/22	95,000	106,281
7.50%, 10/15/39	95,000	104,025
Barrick Gold Corp. 4.10%, 05/01/23	8,945,000	8,907,870
CONSOL Energy, Inc. 5.88%, 04/15/22 (b)	300,000	315,750
Corp. Nacional del Cobre de Chile Reg. S, 5.63%, 09/21/35	200,000	218,229
Reg. S, 6.15%, 10/24/36	180,000	211,530
Glencore Funding LLC 3.13%, 04/29/19 (b)	6,150,000	6,274,283
Peabody Energy Corp. 7.38%, 11/01/16	305,000	334,737
6.50%, 09/15/20	125,000	126,094
Steel Dynamics, Inc. 6.13%, 08/15/19	250,000	271,250
5.25%, 04/15/23	135,000	139,725
Vale SA 5.63%, 09/11/42	865,000	837,054

		18,410,627

Multiline Retail 0.2%
Wal-Mart Stores, Inc. 4.00%, 04/11/43	2,665,000	2,563,531

Multi-Utilities & Unregulated Power 0.2%
Calpine Corp. 7.50%, 02/15/21 (b)	227,000	246,579
6.00%, 01/15/22 (b)	340,000	366,775
5.88%, 01/15/24 (b)	30,000	31,575
Majapahit Holding BV Reg. S, 7.75%, 01/20/20	100,000	116,982
Reg. S, 7.88%, 06/29/37	210,000	243,561
NRG Energy, Inc. 7.63%, 01/15/18	580,000	665,550
7.88%, 05/15/21	645,000	717,562
6.25%, 07/15/22 (b)	235,000	248,513

		2,637,097

Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp. 5.95%, 09/15/16	3,815,000	4,225,662
Antero Resources Corp. 5.13%, 12/01/22 (b)	215,000	219,300
Antero Resources Finance Corp. 5.38%, 11/01/21	280,000	291,900

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Co. LLC 6.38%, 09/15/22	$135,000	$143,775
BP Capital Markets PLC 3.81%, 02/10/24	5,440,000	5,633,895
Chesapeake Energy Corp. 6.50%, 08/15/17	275,000	308,687
4.88%, 04/15/22	215,000	222,525
5.75%, 03/15/23	90,000	100,350
Cimarex Energy Co. 5.88%, 05/01/22	245,000	270,725
CNOOC Curtis Funding No 1 Pty Ltd. 4.50%, 10/03/23 (b)	600,000	628,084
CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/24	246,000	252,232
Concho Resources, Inc. 5.50%, 04/01/23	110,000	118,250
Continental Resources, Inc. 5.00%, 09/15/22	380,000	413,636
Denbury Resources, Inc. 5.50%, 05/01/22	165,000	168,919
4.63%, 07/15/23	105,000	101,719
Ecopetrol SA 5.88%, 05/28/45	3,077,000	3,182,420
Empresa Nacional del Petroleo Reg. S, 5.25%, 08/10/20	100,000	108,850
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 05/01/20	560,000	644,000
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 05/01/19	55,000	58,644
7.75%, 09/01/22	40,000	45,000
EXCO Resources, Inc. 7.50%, 09/15/18	95,000	97,850
KazMunayGas National Co. Reg. S, 9.13%, 07/02/18	600,000	722,749
Reg. S, 7.00%, 05/05/20	500,000	569,017
KazMunayGas National Co. JSC Reg. S, 5.75%, 04/30/43	700,000	671,725
Linn Energy LLC/Linn Energy Finance Corp. 7.25%, 11/01/19 (d)	160,000	168,600
8.63%, 04/15/20	705,000	761,400
7.75%, 02/01/21	225,000	243,000
Newfield Exploration Co. 5.75%, 01/30/22	510,000	563,550
Pacific Rubiales Energy Corp. Reg. S, 7.25%, 12/12/21	400,000	444,000
Pertamina Persero PT Reg. S, 4.88%, 05/03/22	200,000	198,428
Reg. S, 5.63%, 05/20/43	1,050,000	942,375
6.45%, 05/30/44 (b)	329,000	325,365

13

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Petroleos de Venezuela SA Reg. S, 5.25%, 04/12/17	$100,000	$85,900
Reg. S, 9.00%, 11/17/21	400,000	342,800
Reg. S, 9.75%, 05/17/35	170,000	140,811
Reg. S, 5.50%, 04/12/37	80,000	48,350
Petroleos Mexicanos 6.50%, 06/02/41	300,000	350,848
5.50%, 06/27/44	900,000	931,130
6.38%, 01/23/45 (b)	2,612,000	3,026,121
Range Resources Corp. 6.75%, 08/01/20	200,000	215,000
5.75%, 06/01/21	135,000	145,800
5.00%, 08/15/22	80,000	85,100
Rosetta Resources, Inc. 5.63%, 05/01/21	90,000	92,588
5.88%, 06/01/22	150,000	157,500
5.88%, 06/01/24	45,000	46,631
SandRidge Energy, Inc. 7.50%, 03/15/21	175,000	189,875
8.13%, 10/15/22	330,000	363,000
Sinopec Group Overseas Development 2012 Ltd. Reg. S, 3.90%, 05/17/22	400,000	406,455
Sinopec Group Overseas Development 2013 Ltd. 4.38%, 10/17/23 (b)	200,000	207,378
Sinopec Group Overseas Development 2014 Ltd. 4.38%, 04/10/24 (b)	200,000	207,218
State Oil Co. of the Azerbaijan Republic Reg. S, 4.75%, 03/13/23	800,000	797,511
Transocean, Inc. 3.80%, 10/15/22	3,920,000	3,874,257
Whiting Petroleum Corp. 5.00%, 03/15/19	135,000	142,088

		34,702,993

Pharmaceuticals 0.7%
Actavis Funding SCS 4.85%, 06/15/44 (b)	4,415,000	4,456,717
Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/23 (b)	270,000	270,675
Novartis Capital Corp. 4.40%, 05/06/44	4,875,000	5,073,935
Valeant Pharmaceuticals International 6.75%, 10/01/17 (b)	210,000	219,450
6.88%, 12/01/18 (b)	135,000	141,412
VPI Escrow Corp. 6.38%, 10/15/20 (b)	380,000	403,750
VPII Escrow Corp. 6.75%, 08/15/18 (b)	140,000	151,200

		10,717,139

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) 1.0%
ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.00%, 02/06/17 (b)	$5,575,000	$5,601,064
3.00%, 02/06/19 (b)	5,770,000	5,803,200
Crown Castle International Corp. 4.88%, 04/15/22	185,000	191,012
Health Care REIT, Inc. 2.25%, 03/15/18	1,875,000	1,904,037
MPT Operating Partnership LP/MPT Finance Corp. 6.88%, 05/01/21	140,000	152,950
5.50%, 05/01/24	135,000	138,713
Omega Healthcare Investors, Inc. 6.75%, 10/15/22	470,000	509,363
5.88%, 03/15/24	375,000	393,750
Trust F/1401 5.25%, 12/15/24 (b)	200,000	210,000

		14,904,089

Real Estate Management & Development 0.0%†
Realogy Group LLC 7.63%, 01/15/20 (b)	240,000	264,000

Road & Rail 0.4%
ERAC USA Finance LLC 2.35%, 10/15/19 (b)	5,065,000	5,059,580
Florida East Coast Holdings Corp. 6.75%, 05/01/19 (b)	25,000	26,406
Hertz Corp. (The) 4.25%, 04/01/18	145,000	148,987
5.88%, 10/15/20	65,000	68,169
RSC Equipment Rental, Inc. 8.25%, 02/01/21	80,000	89,200
Russian Railways via RZD Capital PLC Reg. S, 5.74%, 04/03/17	400,000	428,368
United Rentals North America, Inc. 7.38%, 05/15/20	115,000	126,788

		5,947,498

Semiconductors & Semiconductor Equipment 0.0%†
Amkor Technology, Inc. 6.38%, 10/01/22	45,000	48,094
Freescale Semiconductor, Inc. 6.00%, 01/15/22 (b)	70,000	74,725

		122,819

Software 0.3%
Activision Blizzard, Inc. 5.63%, 09/15/21 (b)	300,000	324,375
6.13%, 09/15/23 (b)	240,000	264,600
Nuance Communications, Inc. 5.38%, 08/15/20 (b)	68,000	70,380

14

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Software (continued)
Oracle Corp. 3.40%, 07/08/34	$3,405,000	$3,397,271

		4,056,626

Specialty Retail 0.1%
L Brands, Inc. 6.90%, 07/15/17	35,000	39,812
5.63%, 10/15/23	110,000	119,625
Limited Brands, Inc. 5.63%, 02/15/22	135,000	146,138
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 06/01/22	395,000	419,688

		725,263

Technology Hardware, Storage & Peripherals 0.7%
Hewlett-Packard Co. 2.65%, 06/01/16	4,225,000	4,362,265
Seagate HDD Cayman 4.75%, 06/01/23 (b)	5,450,000	5,477,250

		9,839,515

Thrift & Mortgage Finance 0.0%†
Walter Investment Management Corp. 7.88%, 12/15/21 (b)	185,000	193,325

Tobacco 0.5%
Altria Group, Inc. 5.38%, 01/31/44	3,295,000	3,608,637
Reynolds American, Inc. 6.15%, 09/15/43	3,400,000	3,899,142

		7,507,779

Wireless Telecommunication Services 0.2%
Comcel Trust 6.88%, 02/06/24 (b)	200,000	215,500
Sprint Corp. 7.25%, 09/15/21 (b)	460,000	506,000
7.88%, 09/15/23 (b)	565,000	628,562
T-Mobile USA, Inc. 5.25%, 09/01/18	50,000	52,500
6.46%, 04/28/19	140,000	147,700
6.54%, 04/28/20	120,000	129,600
6.25%, 04/01/21	135,000	143,944
6.63%, 04/28/21	175,000	189,875
6.13%, 01/15/22	65,000	69,062
6.73%, 04/28/22	150,000	162,000
6.84%, 04/28/23	85,000	92,544
6.50%, 01/15/24	150,000	160,500
VimpelCom Holdings BV Reg. S, 7.50%, 03/01/22	500,000	540,470

		3,038,257

Total Corporate Bonds (cost $459,751,293)		474,911,743

Sovereign Bonds 4.4%

	Principal Amount	Market Value

ARGENTINA 0.1%
Argentine Republic Government International Bond, 2.50%, 12/31/38 (d)	$2,300,006	$1,109,753
Argentina Government International Bond, 7.00%, 04/17/17	530,000	494,225

		1,603,978

ARMENIA 0.0%†
Republic of Armenia, 6.00%, 09/30/20 (b)	270,000	284,850

BELIZE 0.1%
Belize Government International Bond, Reg. S, 5.00%, 02/20/38 (d)	950,000	661,200

BERMUDA 0.0%†
Bermuda Government International Bond, 4.85%, 02/06/24 (b)	440,000	461,235

BOLIVIA 0.0%†
Bolivian Government International Bond, 5.95%, 08/22/23 (b)	430,000	454,187

BRAZIL 0.2%
Banco Nacional de Desenvolvimento Economico e Social, 4.00%, 04/14/19 (b)	200,000	203,000
Reg. S, 5.50%, 07/12/20	150,000	161,523
Brazilian Government International Bond, 8.25%, 01/20/34	170,000	236,725
7.13%, 01/20/37	220,000	278,272
5.63%, 01/07/41	1,100,000	1,179,068

		2,058,588

COLOMBIA 0.1%
Colombia Government International Bond, 4.00%, 02/26/24	200,000	206,000
8.13%, 05/21/24	320,000	430,400
7.38%, 09/18/37	200,000	271,500
6.13%, 01/18/41	480,000	574,933

		1,482,833

CROATIA 0.2%
Croatia Government International Bond, Reg. S, 6.25%, 04/27/17	2,180,000	2,362,074
Reg. S, 6.75%, 11/05/19	550,000	616,720
6.00%, 01/26/24 (b)	210,000	224,963

		3,203,757

15

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, 6.60%, 01/28/24 (b)	$330,000	$359,907

ECUADOR 0.0%†
Ecuador Government International Bond, 7.95%, 06/20/24 (b)	252,000	257,670

EGYPT 0.0%†
Egypt Government International Bond, Reg. S, 6.88%, 04/30/40	450,000	441,000

EL SALVADOR 0.0%†
El Salvador Government International Bond, Reg. S, 7.65%, 06/15/35	300,000	318,300
Reg. S, 7.63%, 02/01/41	225,000	236,475

		554,775

FRANCE 0.2%
France Government Bond OAT, Reg. S, 0.70%, 07/25/30	EUR 2,111,466	2,931,708

GHANA 0.0%†
Republic of Ghana, Reg. S, 8.50%, 10/04/17	$100,000	105,613

HUNGARY 0.2%
Hungary Government International Bond, 4.75%, 02/03/15	300,000	306,000
6.38%, 03/29/21	100,000	114,375
5.38%, 02/21/23	200,000	215,500
5.75%, 11/22/23	328,000	362,850
7.63%, 03/29/41	1,150,000	1,472,000

		2,470,725

INDONESIA 0.1%
Indonesia Government International Bond, Reg. S, 6.88%, 01/17/18	600,000	686,280
Reg. S, 3.38%, 04/15/23	430,000	399,676
Reg. S, 8.50%, 10/12/35	370,000	490,250

		1,576,206

IRAQ 0.1%
Republic of Iraq, Reg. S, 5.80%, 01/15/28	1,650,000	1,476,750

ITALY 0.8%
Italy Buoni Poliennali Del Tesoro, Reg. S, 4.50%, 03/01/26	EUR 7,615,000	11,920,896

Sovereign Bonds (continued)

	Principal Amount	Market Value

IVORY COAST 0.1%
Ivory Coast Government International Bond, Reg. S, 5.75%, 12/31/32 (d)	$1,530,000	$1,480,275

KENYA 0.0%†
Kenya Government International Bond, 6.88%, 06/24/24 (b)	365,000	379,600

MEXICO 0.1%
Mexico Government International Bond, 6.75%, 09/27/34	200,000	258,008
5.55%, 01/21/45	1,260,000	1,437,387

		1,695,395

MONGOLIA 0.1%
Development Bank of Mongolia LLC, Reg. S, 5.75%, 03/21/17	300,000	289,200
Mongolia Government International Bond, Reg. S, 5.13%, 12/05/22	450,000	391,500

		680,700

MOROCCO 0.1%
Morocco Government International Bond, Reg. S, 4.25%, 12/11/22	400,000	402,000
Reg. S, 5.50%, 12/11/42	400,000	393,500

		795,500

PAKISTAN 0.1%
Pakistan Government International Bond, Reg. S, 7.25%, 04/15/19	200,000	204,750
Reg. S, 8.25%, 04/15/24	400,000	411,000

		615,750

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	150,000	166,902
6.70%, 01/26/36	400,000	493,996

		660,898

ROMANIA 0.1%
Romanian Government International Bond, Reg. S, 6.75%, 02/07/22	600,000	715,500
6.13%, 01/22/44 (b)	206,000	234,325

		949,825

RUSSIA 0.1%
Russian Foreign Bond - Eurobond, Reg. S, 7.50%, 03/31/30 (d)	1,609,750	1,867,310

16

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

SERBIA 0.1%
Republic of Serbia, Reg. S, 7.25%, 09/28/21	$270,000	$306,788
Reg. S, 6.75%, 11/01/24 (d)	288,367	290,530

		597,318

SOUTH AFRICA 0.1%
South Africa Government International Bond, 6.88%, 05/27/19	600,000	693,516
5.88%, 09/16/25	940,000	1,045,750

		1,739,266

SPAIN 0.9%
Spain Government Bond, 4.65%, 07/30/25	EUR 7,655,000	12,213,000

SRI LANKA 0.0%†
Sri Lanka Government International Bond, 5.13%, 04/11/19 (b)	$500,000	508,750

TURKEY 0.2%
Turkey Government International Bond, 7.50%, 07/14/17	700,000	796,194
7.00%, 06/05/20	150,000	175,039
6.25%, 09/26/22	200,000	226,334
7.38%, 02/05/25	900,000	1,092,753
6.63%, 02/17/45	300,000	346,782

		2,637,102

UKRAINE 0.1%
Ukraine Government International Bond, Reg. S, 9.25%, 07/24/17	900,000	911,250

UNITED KINGDOM 0.0%†
State Export-Import Bank of Ukraine JSC via Biz Finance PLC, Reg. S, 8.75%, 01/22/18	250,000	226,875

VENEZUELA 0.1%
Venezuela Government International Bond, Reg. S, 5.75%, 02/26/16	250,000	236,750
Reg. S, 9.25%, 05/07/28	330,000	279,675
9.38%, 01/13/34	1,700,000	1,438,064

		1,954,489

VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	280,000	316,865

Sovereign Bonds (continued)

	Principal Amount	Market Value

ZAMBIA 0.0%†
Zambia Government International Bond, 8.50%, 04/14/24 (b)	$200,000	$221,750

Total Sovereign Bonds (cost $60,528,133)		62,757,796

U.S. Government Mortgage Backed Agencies 30.6%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	13,901	14,998
Pool# G13122 5.00%, 04/01/23	5,481	5,920
Pool# J07940 5.00%, 05/01/23	21,686	23,416
Pool# G13225 5.00%, 06/01/23	129,016	139,204
Pool# J07942 5.00%, 06/01/23	17,975	19,393
Pool# J08443 5.00%, 07/01/23	48,548	52,818
Pool# C91128 5.50%, 12/01/27	36,535	41,007
Pool# D98252 5.00%, 08/01/29	134,848	149,607
Pool# A14186 5.50%, 10/01/33	1,908	2,140
Pool# C01674 5.50%, 11/01/33	20,341	22,821
Pool# A24611 4.50%, 06/01/34	7,452	8,134
Pool# A23854 5.50%, 06/01/34	24,992	28,031
Pool# G08084 4.50%, 10/01/35	83,542	90,897
Pool# A39572 5.00%, 11/01/35	62,571	69,366
Pool# A39584 5.50%, 11/01/35	42,995	48,170
Pool# A49058 5.50%, 05/01/36	106,300	118,596
Pool# A52983 5.50%, 10/01/36	112,718	126,178
Pool# A61562 5.50%, 10/01/36	31,451	35,226
Pool# G02379 6.00%, 10/01/36	17,846	20,107
Pool# A57475 5.50%, 02/01/37	5,265	5,891
Pool# G02561 5.50%, 02/01/37	77,806	87,048

17

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A58420 5.50%, 03/01/37	$10,944	$12,244
Pool# G03400 5.50%, 03/01/37	276,496	309,341
Pool# A60064 5.50%, 04/01/37	120,723	135,064
Pool# G02791 5.50%, 04/01/37	6,782	7,587
Pool# A60070 5.00%, 05/01/37	7,617	8,441
Pool# G05521 5.50%, 05/01/37	1,687,685	1,892,119
Pool# G02976 5.50%, 06/01/37	63,331	70,854
Pool# G08204 5.50%, 06/01/37	12,918	14,448
Pool# G08210 6.00%, 07/01/37	126,076	141,574
Pool# A65518 6.00%, 09/01/37	106,319	119,389
Pool# A68546 5.50%, 11/01/37	73,076	81,711
Pool# G03432 5.50%, 11/01/37	72,900	81,559
Pool# A69653 5.50%, 12/01/37	22,877	25,580
Pool# A70591 5.50%, 12/01/37	97,097	108,571
Pool# G03616 6.00%, 12/01/37	33,608	37,739
Pool# A71374 5.50%, 01/01/38	21,643	24,221
Pool# A71604 5.50%, 01/01/38	310,132	346,779
Pool# A72378 5.50%, 01/01/38	254,498	284,571
Pool# G03927 5.50%, 01/01/38	18,469	20,657
Pool# A73996 5.50%, 02/01/38	329,918	368,902
Pool# G03812 5.50%, 02/01/38	1,114,665	1,246,378
Pool# G03964 5.50%, 02/01/38	104,357	116,689
Pool# A72499 6.00%, 02/01/38	16,428	18,448
Pool# A75432 5.50%, 03/01/38	113,915	127,501
Pool# G04220 5.50%, 03/01/38	28,856	32,266
Pool# G08256 5.50%, 03/01/38	14,599	16,324

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G04156 6.00%, 03/01/38	$28,491	$31,993
Pool# A75830 5.50%, 04/01/38	161,048	180,606
Pool# A76127 5.50%, 04/01/38	434,282	485,531
Pool# A76483 5.50%, 04/01/38	218,516	244,302
Pool# G04248 5.50%, 04/01/38	212,140	237,208
Pool# G08263 5.50%, 04/01/38	18,952	21,188
Pool# A76211 6.00%, 04/01/38	3,994	4,485
Pool# G04287 5.00%, 05/01/38	145,203	160,926
Pool# A76939 5.50%, 05/01/38	19,796	22,132
Pool# A77057 5.50%, 05/01/38	17,863	19,971
Pool# A77208 5.50%, 05/01/38	40,947	45,779
Pool# A77796 5.50%, 05/01/38	627,651	701,719
Pool# G04305 5.50%, 05/01/38	350,484	391,898
Pool# A77648 5.50%, 06/01/38	9,520	10,644
Pool# A77937 5.50%, 06/01/38	173,439	193,907
Pool# A78624 5.50%, 06/01/38	129,791	145,108
Pool# G04458 5.50%, 06/01/38	85,419	95,499
Pool# A78076 6.00%, 06/01/38	64,321	72,228
Pool# A78454 6.00%, 06/01/38	38,602	43,347
Pool# A78982 5.50%, 07/01/38	46,826	52,352
Pool# A79018 5.50%, 07/01/38	103,931	116,196
Pool# A79806 5.50%, 07/01/38	14,514	16,226
Pool# A79816 5.50%, 07/01/38	23,106	25,832
Pool# G04471 5.50%, 07/01/38	102,677	114,794
Pool# A80779 5.50%, 08/01/38	91,402	102,188
Pool# G04817 5.00%, 09/01/38	263,256	291,761

18

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A81743 5.50%, 09/01/38	$69,605	$77,808
Pool# A82093 5.50%, 09/01/38	38,250	42,787
Pool# A82207 5.50%, 09/01/38	2,620	2,930
Pool# A82609 5.50%, 09/01/38	16,203	18,113
Pool# A82656 5.50%, 10/01/38	12,405	13,867
Pool# A82703 5.50%, 10/01/38	12,635	14,124
Pool# G04847 5.50%, 10/01/38	123,952	138,579
Pool# G05979 5.50%, 10/01/38	27,413	30,648
Pool# A82757 5.50%, 11/01/38	216,405	241,909
Pool# A82787 5.50%, 11/01/38	655,578	732,839
Pool# A83032 5.50%, 11/01/38	32,484	36,312
Pool# A83066 5.50%, 11/01/38	4,254	4,756
Pool# A83071 5.50%, 11/01/38	6,107	6,826
Pool# A83596 5.50%, 12/01/38	101,349	113,499
Pool# G08314 5.50%, 01/01/39	68,256	76,300
Pool# G08323 5.00%, 02/01/39	281,778	312,333
Pool# A84417 5.50%, 02/01/39	88,472	99,147
Pool# G05300 5.50%, 02/01/39	17,221	19,251
Pool# G05841 5.50%, 04/01/39	32,734	36,591
Pool# A86313 5.00%, 05/01/39	667,737	740,144
Pool# A87339 5.00%, 07/01/39	58,642	65,010
Pool# A87679 5.00%, 08/01/39	489,097	542,210
Pool# G07021 5.00%, 09/01/39	651,236	721,752
Pool# G05684 5.50%, 10/01/39	203,528	227,546
Pool# A90140 4.50%, 12/01/39	57,548	62,363
Pool# G06020 5.50%, 12/01/39	1,190,617	1,331,120

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05813 6.00%, 12/01/39	$59,870	$67,229
Pool# G05923 5.50%, 02/01/40	137,403	153,618
Pool# G06031 5.50%, 03/01/40	45,695	51,087
Pool# A91997 5.00%, 04/01/40	186,833	207,181
Pool# G05849 4.50%, 05/01/40	1,226,594	1,329,226
Pool# G06193 5.50%, 05/01/40	195,879	218,994
Pool# A92458 5.00%, 06/01/40	84,786	94,019
Pool# G08402 5.00%, 06/01/40	285,065	316,110
Pool# A92764 5.50%, 06/01/40	99,253	110,919
Pool# G06412 5.50%, 07/01/40	2,451,627	2,740,938
Pool# A94604 4.00%, 10/01/40	93,254	98,966
Pool# C03531 4.00%, 10/01/40	2,139,955	2,271,027
Pool# A94833 4.00%, 11/01/40	5,765,074	6,127,193
Pool# A95230 4.00%, 12/01/40	2,097,574	2,227,689
Pool# A97942 4.50%, 04/01/41	455,644	493,342
Pool# Q00131 4.50%, 04/01/41	313,198	339,110
Pool# Q00950 5.00%, 05/01/41	1,351,399	1,498,997
Pool# Q01198 5.50%, 06/01/41	32,847	36,646
Pool# Q02640 4.50%, 08/01/41	2,602,106	2,815,763
Pool# Z40047 4.00%, 10/01/41	570,509	605,453
Pool# Q06344 4.00%, 02/01/42	4,396,986	4,666,301
Pool# G08479 3.50%, 03/01/42	663,825	683,273
Pool# Q08997 3.50%, 06/01/42	1,304,667	1,342,890
Pool# C09004 3.50%, 07/01/42	1,555,975	1,601,074
Pool# G07083 4.00%, 07/01/42	659,941	700,157
Pool# Q09896 3.50%, 08/01/42	827,954	851,952

19

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q11095 3.50%, 09/01/42	$661,019	$680,178
Pool# Q11348 3.50%, 09/01/42	2,403,760	2,473,431
Pool# Q12143 3.50%, 10/01/42	454,827	468,010
Pool# G07155 4.00%, 10/01/42	5,506,121	5,836,488
Pool# Q13765 4.00%, 12/01/42	584,920	621,660
Pool# Q16893 3.50%, 04/01/43	1,502,919	1,546,480
Pool# Q17324 3.50%, 04/01/43	1,621,431	1,668,427
Pool# Q17389 3.50%, 04/01/43	1,583,489	1,630,870
Pool# Q18305 3.50%, 05/01/43	1,552,997	1,598,010
Pool# Q18524 3.50%, 05/01/43	497,847	512,277
Pool# Q19476 3.50%, 06/01/43	718,883	739,720
Pool# Q19480 4.00%, 06/01/43	5,086,382	5,397,923
Pool# Q19607 4.00%, 07/01/43	852,216	903,349
Pool# Q20857 3.50%, 08/01/43	1,177,145	1,214,207
Pool# Q20860 3.50%, 08/01/43	1,445,729	1,487,633
Pool# G08554 3.50%, 10/01/43	1,938,324	1,994,505
Pool# Q20680 4.00%, 10/01/43	1,036,314	1,098,493
Pool# G08558 4.00%, 11/01/43	502,051	532,174
Pool# G08559 4.50%, 11/01/43	2,470,158	2,675,104
Pool# G08578 4.50%, 03/01/44	4,490,796	4,867,251
Pool# G08582 4.00%, 04/01/44	744,656	789,452
Federal Home Loan Mortgage Corp. Gold Pool TBA 3.50%, 07/15/44	7,515,000	7,725,479
4.00%, 07/15/44	17,985,000	19,053,563
4.50%, 07/15/44	21,060,000	22,794,160
Federal National Mortgage Association Pool
Pool# 625932 5.00%, 01/01/17	431,639	450,297

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 626012 5.00%, 01/01/17	$126,208	$131,506
Pool# 630920 5.00%, 02/01/17	97,079	101,148
Pool# 669089 5.00%, 10/01/17	76,788	80,752
Pool# 709835 5.00%, 06/01/18	734,353	776,457
Pool# 687533 5.00%, 11/01/18	123,142	130,705
Pool# 748029 5.00%, 12/01/18	9,785	10,403
Pool# 770160 5.00%, 04/01/19	1,273,208	1,359,529
Pool# 845488 5.00%, 06/01/21	6,074	6,556
Pool# 969941 5.00%, 03/01/23	59,551	64,514
Pool# 982885 5.00%, 05/01/23	13,372	14,553
Pool# 975884 5.00%, 06/01/23	4,897	5,301
Pool# 987214 5.00%, 07/01/23	2,506	2,714
Pool# 976243 5.00%, 08/01/23	8,901	9,645
Pool# 987456 5.00%, 08/01/23	17,163	18,579
Pool# 965102 5.00%, 09/01/23	5,952	6,443
Pool# 988300 5.00%, 09/01/23	12,670	13,764
Pool# 256640 5.50%, 03/01/27	50,453	56,455
Pool# 256676 5.50%, 04/01/27	54,024	60,491
Pool# 256896 5.50%, 09/01/27	38,110	42,695
Pool# 257075 5.50%, 02/01/28	46,176	51,803
Pool# 257282 5.50%, 07/01/28	246,131	275,965
Pool# 257367 5.50%, 09/01/28	90,675	101,723
Pool# 257451 5.50%, 11/01/28	19,706	22,107
Pool# 995477 5.50%, 01/01/29	52,060	58,370
Pool# 930997 4.50%, 04/01/29	256,593	279,807
Pool# AL0869 4.50%, 06/01/29	145,708	158,890

20

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# MA0097 5.00%, 06/01/29	$154,758	$171,697
Pool# 932716 5.00%, 04/01/30	26,673	29,592
Pool# MA0436 5.50%, 04/01/30	133,622	150,069
Pool# AD7853 4.50%, 06/01/30	701,507	766,068
Pool# 720679 5.00%, 06/01/33	16,215	18,025
Pool# 310100 5.00%, 08/01/33	423,852	471,171
Pool# 738166 5.00%, 09/01/33	4,210	4,680
Pool# 725027 5.00%, 11/01/33	95,987	106,733
Pool# 745944 5.00%, 12/01/33	158,345	176,022
Pool# 725422 5.00%, 04/01/34	103,872	115,468
Pool# 985615 5.50%, 04/01/34	388,563	436,146
Pool# 794978 5.50%, 10/01/34	116,474	130,701
Pool# 801596 5.50%, 10/01/34	130,174	146,074
Pool# 735141 5.50%, 01/01/35	802,349	900,355
Pool# AD0308 5.00%, 03/01/35	1,151,495	1,280,049
Pool# 735382 5.00%, 04/01/35	262,046	291,178
Pool# 735403 5.00%, 04/01/35	904,065	1,004,572
Pool# 255706 5.50%, 05/01/35	6,089	6,827
Pool# 735578 5.00%, 06/01/35	468,538	520,626
Pool# 735581 5.00%, 06/01/35	2,496,282	2,774,189
Pool# 735795 5.00%, 06/01/35	1,502,596	1,670,347
Pool# 310099 5.00%, 08/01/35	3,076,794	3,418,847
Pool# 825753 5.50%, 08/01/35	41,155	46,144
Pool# 834657 5.50%, 08/01/35	6,732	7,547
Pool# 836018 5.50%, 09/01/35	3,171	3,556
Pool# 735893 5.00%, 10/01/35	480,000	533,137

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 835482 5.50%, 10/01/35	$28,516	$31,973
Pool# 863626 5.50%, 12/01/35	55,071	61,884
Pool# 745275 5.00%, 02/01/36	454,213	503,928
Pool# 865972 5.50%, 03/01/36	66,106	74,118
Pool# 891588 5.50%, 05/01/36	183,747	206,019
Pool# 885808 5.50%, 06/01/36	2,820	3,174
Pool# 745826 6.00%, 07/01/36	14,082	15,868
Pool# 897267 5.50%, 10/01/36	40,067	44,899
Pool# 899215 6.00%, 10/01/36	51,354	57,759
Pool# 310107 5.00%, 11/01/36	185,258	205,767
Pool# 831922 5.50%, 11/01/36	12,640	14,164
Pool# 256513 5.50%, 12/01/36	63,892	71,596
Pool# 903013 5.50%, 12/01/36	131,062	146,866
Pool# 920078 5.50%, 12/01/36	19,858	22,253
Pool# 906869 6.00%, 12/01/36	92,007	103,482
Pool# 967685 5.50%, 01/01/37	102,046	114,096
Pool# 888222 6.00%, 02/01/37	38,715	43,543
Pool# 914049 6.00%, 03/01/37	240,297	270,268
Pool# 914752 5.50%, 04/01/37	47,461	53,155
Pool# 918011 5.00%, 05/01/37	183,257	203,544
Pool# 897640 5.50%, 05/01/37	63,630	71,263
Pool# 899528 5.50%, 05/01/37	95,100	106,493
Pool# 917988 6.00%, 05/01/37	31,749	35,709
Pool# 899562 5.50%, 06/01/37	38,475	43,085
Pool# 918516 5.50%, 06/01/37	736,392	824,615
Pool# 918659 5.50%, 06/01/37	175,029	196,163

21

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 918662 5.50%, 06/01/37	$601,326	$673,368
Pool# 915639 6.00%, 06/01/37	168,865	189,927
Pool# 939984 6.00%, 06/01/37	101,020	113,620
Pool# 256822 5.00%, 07/01/37	4,666	5,182
Pool# 938175 5.50%, 07/01/37	18,366	20,566
Pool# 899598 6.00%, 07/01/37	12,845	14,447
Pool# 928483 6.00%, 07/01/37	72,281	81,297
Pool# 942052 6.00%, 07/01/37	51,157	57,538
Pool# 944526 6.00%, 07/01/37	30,295	34,073
Pool# 942290 5.50%, 08/01/37	55,883	62,482
Pool# 945218 5.50%, 08/01/37	5,689	6,360
Pool# AA0920 5.50%, 08/01/37	2,656,391	2,976,714
Pool# 936895 6.00%, 08/01/37	4,074	4,582
Pool# 888638 5.50%, 09/01/37	80,768	90,457
Pool# 952277 5.50%, 09/01/37	1,614	1,807
Pool# 952276 6.00%, 09/01/37	161,703	181,871
Pool# 933131 5.50%, 10/01/37	39,291	43,992
Pool# 943640 5.50%, 10/01/37	2,922	3,272
Pool# 946923 6.00%, 10/01/37	148,128	166,604
Pool# 955770 6.00%, 10/01/37	14,569	16,386
Pool# 952372 5.50%, 11/01/37	681,121	761,551
Pool# 960117 5.50%, 11/01/37	1,551	1,737
Pool# 933166 6.00%, 11/01/37	261,709	294,352
Pool# 956411 6.00%, 11/01/37	32,659	36,733
Pool# 959983 6.00%, 11/01/37	92,266	103,775
Pool# 959454 5.50%, 12/01/37	125,711	140,752

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 967254 5.50%, 12/01/37	$131,161	$146,855
Pool# 977077 5.50%, 12/01/37	244,243	273,848
Pool# 929018 6.00%, 12/01/37	54,742	61,570
Pool# 966419 6.00%, 12/01/37	51,368	57,775
Pool# 961181 5.50%, 01/01/38	33,154	37,121
Pool# 961256 5.50%, 01/01/38	80,577	90,218
Pool# 961311 5.50%, 01/01/38	95,481	106,905
Pool# 961348 6.00%, 01/01/38	210,430	236,677
Pool# 965719 6.00%, 01/01/38	35,519	39,950
Pool# 952055 5.00%, 02/01/38	363,650	403,793
Pool# 960048 5.50%, 02/01/38	3,880	4,344
Pool# 969757 5.50%, 02/01/38	2,897	3,243
Pool# 969776 5.50%, 02/01/38	77,866	87,232
Pool# 972404 5.50%, 02/01/38	30,251	33,908
Pool# 972701 5.50%, 02/01/38	29,814	33,381
Pool# 961849 5.50%, 03/01/38	62,517	69,997
Pool# 962371 5.50%, 03/01/38	59,127	66,192
Pool# 973775 5.50%, 03/01/38	47,543	53,231
Pool# 973794 5.50%, 03/01/38	92,955	104,077
Pool# 974674 5.50%, 03/01/38	51,179	57,295
Pool# 975186 5.50%, 03/01/38	87,696	98,230
Pool# 961992 6.00%, 03/01/38	123,054	138,402
Pool# 974965 5.00%, 04/01/38	461,935	512,495
Pool# 933777 5.50%, 04/01/38	21,066	23,584
Pool# 973726 6.00%, 04/01/38	272,483	306,468
Pool# 969268 5.50%, 05/01/38	5,334	5,971

22

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 970232 5.50%, 05/01/38	$10,474	$11,726
Pool# 975049 5.50%, 05/01/38	100,158	112,674
Pool# 975127 5.50%, 05/01/38	3,628	4,065
Pool# 995048 5.50%, 05/01/38	164,290	184,101
Pool# 889509 6.00%, 05/01/38	73,789	82,993
Pool# 889579 6.00%, 05/01/38	126,444	142,215
Pool# 929594 5.50%, 06/01/38	674,119	755,092
Pool# 963774 5.50%, 06/01/38	165,838	185,654
Pool# 963958 5.50%, 06/01/38	3,629	4,063
Pool# 976213 5.50%, 06/01/38	8,897	9,960
Pool# 979984 5.50%, 06/01/38	101,117	113,200
Pool# 985559 5.50%, 06/01/38	167,902	187,965
Pool# 985731 5.50%, 06/01/38	35,211	39,419
Pool# 986519 5.50%, 06/01/38	8,197	9,165
Pool# 929714 5.50%, 07/01/38	510,220	571,187
Pool# 929737 5.50%, 07/01/38	3,905	4,372
Pool# 934333 5.50%, 07/01/38	269,727	301,957
Pool# 934351 5.50%, 07/01/38	35,796	40,073
Pool# 963975 5.50%, 07/01/38	125,670	140,686
Pool# 986245 5.50%, 07/01/38	12,859	14,395
Pool# 986999 5.50%, 07/01/38	135,509	151,702
Pool# 889962 5.50%, 08/01/38	447,739	501,240
Pool# 929824 5.50%, 08/01/38	61,494	68,842
Pool# 964970 5.50%, 08/01/38	60,794	68,049
Pool# 975697 5.50%, 08/01/38	21,633	24,218
Pool# 986062 5.50%, 08/01/38	13,319	14,911

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 925973 6.00%, 08/01/38	$19,172	$21,563
Pool# 983378 6.00%, 08/01/38	69,302	77,946
Pool# 970818 5.50%, 09/01/38	85,457	95,656
Pool# 986938 5.50%, 09/01/38	20,884	23,379
Pool# 970650 5.50%, 10/01/38	131,745	147,467
Pool# 990786 5.50%, 10/01/38	52,723	59,015
Pool# 992471 5.50%, 10/01/38	7,150	8,050
Pool# 930071 6.00%, 10/01/38	572,385	643,776
Pool# 991002 6.00%, 10/01/38	8,326	9,365
Pool# 992035 6.00%, 10/01/38	18,856	21,208
Pool# 934645 5.50%, 11/01/38	122,927	137,596
Pool# 934665 5.50%, 11/01/38	117,045	131,013
Pool# 970809 5.50%, 11/01/38	63,017	70,537
Pool# 985805 5.50%, 11/01/38	137,761	154,222
Pool# 987994 5.50%, 11/01/38	53,368	59,737
Pool# 994637 5.50%, 11/01/38	551,470	617,281
Pool# 995759 5.50%, 11/01/38	861,198	964,104
Pool# AB0131 5.00%, 12/01/38	31,877	35,406
Pool# 930253 5.50%, 12/01/38	182,136	203,872
Pool# 934249 5.50%, 12/01/38	40,285	45,092
Pool# 970929 5.50%, 12/01/38	133,989	149,978
Pool# 991434 5.50%, 12/01/38	51,993	58,197
Pool# 992676 5.50%, 12/01/38	60,374	67,579
Pool# 992944 5.50%, 12/01/38	66,560	74,502
Pool# 993055 5.50%, 12/01/38	74,567	83,465
Pool# AA0694 5.50%, 12/01/38	93,997	105,214

23

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AD0385 5.50%, 12/01/38	$56,117	$62,831
Pool# 995245 5.00%, 01/01/39	862,124	956,486
Pool# 993100 5.50%, 01/01/39	53,188	59,535
Pool# 993111 5.50%, 01/01/39	67,793	75,904
Pool# AA0187 5.50%, 01/01/39	58,941	65,993
Pool# AA0729 5.50%, 02/01/39	683,454	765,228
Pool# AA1638 5.50%, 02/01/39	110,581	123,812
Pool# AD0306 5.50%, 03/01/39	20,852	23,350
Pool# 935063 5.50%, 04/01/39	240,881	269,702
Pool# 995845 5.50%, 04/01/39	3,048	3,413
Pool# 935075 6.00%, 04/01/39	40,813	45,903
Pool# 995862 5.00%, 07/01/39	153,586	170,540
Pool# AL0070 5.00%, 07/01/39	121,030	134,277
Pool# AC0017 5.50%, 09/01/39	27,461	30,755
Pool# AD0638 6.00%, 09/01/39	133,555	150,213
Pool# AL2875 5.00%, 11/01/39	523,618	581,584
Pool# 190399 5.50%, 11/01/39	19,472	21,796
Pool# AD1656 4.50%, 03/01/40	688,534	746,522
Pool# MA0389 5.50%, 04/01/40	97,492	109,188
Pool# 190404 4.50%, 05/01/40	283,657	307,546
Pool# AL0071 5.00%, 05/01/40	286,156	317,790
Pool# AB1316 5.50%, 05/01/40	168,193	188,291
Pool# AL0015 5.50%, 05/01/40	1,345,506	1,506,283
Pool# AD6438 5.00%, 06/01/40	23,474	26,066
Pool# AC9032 5.00%, 07/01/40	13,746	15,263
Pool# AD6856 5.00%, 07/01/40	11,155	12,386

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AB1335 4.50%, 08/01/40	$494,634	$536,136
Pool# AD8529 4.50%, 08/01/40	889,097	963,697
Pool# AD5283 4.50%, 09/01/40	68,591	74,347
Pool# AE0691 4.50%, 10/01/40	196,778	213,289
Pool# AE0803 4.50%, 10/01/40	2,593,597	2,812,026
Pool# AB1854 4.50%, 11/01/40	582,971	631,886
Pool# AE2691 4.50%, 12/01/40	4,343,285	4,707,714
Pool# AH1560 4.00%, 01/01/41	819,328	870,824
Pool# AL0791 4.00%, 02/01/41	1,027,384	1,093,080
Pool# AE0984 4.50%, 02/01/41	51,365	55,675
Pool# AH4038 4.50%, 04/01/41	1,082,676	1,180,286
Pool# AH9471 4.50%, 04/01/41	957,608	1,043,943
Pool# AI1193 4.50%, 04/01/41	217,806	236,014
Pool# AI0706 5.00%, 04/01/41	598,083	664,480
Pool# AB3193 4.50%, 06/01/41	470,463	509,791
Pool# AI3506 4.50%, 06/01/41	72,515	79,052
Pool# AH1727 4.50%, 08/01/41	268,700	291,708
Pool# AI8193 4.50%, 08/01/41	1,757,979	1,904,385
Pool# AI8194 4.50%, 08/01/41	1,786,693	1,939,679
Pool# AB3505 4.00%, 09/01/41	3,228,717	3,435,178
Pool# AI3058 4.00%, 09/01/41	167,881	178,275
Pool# AJ1416 4.50%, 09/01/41	1,532,057	1,659,649
Pool# AL1319 4.50%, 10/01/41	419,139	454,176
Pool# AJ5269 4.00%, 11/01/41	5,660,641	6,011,114
Pool# AL1431 4.50%, 11/01/41	3,827,524	4,146,285
Pool# AL1547 4.50%, 11/01/41	297,916	322,726

24

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AJ9278 3.50%, 12/01/41	$1,577,373	$1,625,927
Pool# AJ7686 4.00%, 12/01/41	6,333,527	6,738,527
Pool# AL1354 4.50%, 01/01/42	3,663,299	3,968,383
Pool# AL4300 4.50%, 01/01/42	867,951	940,778
Pool# AK5699 3.50%, 03/01/42	1,406,579	1,449,875
Pool# AK6743 4.00%, 03/01/42	505,759	537,073
Pool# AK6568 3.50%, 04/01/42	2,200,932	2,268,680
Pool# AK6846 3.50%, 04/01/42	1,615,373	1,665,096
Pool# AL4029 4.50%, 04/01/42	824,730	893,672
Pool# AL3647 4.00%, 12/01/42	509,438	540,980
Pool# AB7733 3.00%, 01/01/43	1,369,448	1,355,379
Pool# AL3714 3.50%, 01/01/43	2,589,210	2,668,505
Pool# AB8931 3.00%, 04/01/43	2,029,154	2,007,673
Pool# AB9046 3.50%, 04/01/43	2,344,961	2,418,608
Pool# AR9283 3.50%, 04/01/43	566,050	583,297
Pool# AT1001 3.50%, 04/01/43	968,440	999,460
Pool# AT2021 3.50%, 04/01/43	2,026,934	2,089,326
Pool# AT5993 3.00%, 05/01/43	2,102,770	2,080,510
Pool# AB9374 3.50%, 05/01/43	916,686	944,616
Pool# AS0044 3.00%, 07/01/43	1,203,867	1,191,123
Pool# AS0210 3.50%, 08/01/43	2,452,028	2,529,037
Pool# AS0212 3.50%, 08/01/43	3,437,709	3,543,526
Pool# AU0949 3.50%, 08/01/43	1,693,157	1,750,037
Pool# AU3742 3.50%, 08/01/43	1,439,705	1,484,021
Pool# AS0225 4.00%, 08/01/43	5,771,123	6,134,750
Pool# AS0358 4.00%, 09/01/43	942,811	1,003,099

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AU6857 4.00%, 09/01/43	$1,776,341	$1,891,040
Pool# AU4299 4.50%, 09/01/43	1,336,864	1,448,827
Pool# MA1600 3.50%, 10/01/43	3,503,265	3,610,005
Pool# AU4386 4.00%, 10/01/43	267,377	284,224
Pool# AU6744 4.00%, 10/01/43	1,872,050	1,987,956
Pool# AS1380 4.50%, 12/01/43	1,247,864	1,352,567
Pool# AV0664 4.50%, 12/01/43	3,010,548	3,263,152
Pool# AS1559 4.00%, 01/01/44	3,098,712	3,293,955
Pool# AS1764 4.00%, 02/01/44	565,148	600,669
Pool# MA1885 5.00%, 03/01/44	143,951	160,292
Pool# MA1888 4.00%, 05/01/44	900,078	955,946
Federal National Mortgage Association Pool TBA 3.00%, 07/25/29	1,360,000	1,412,700
3.00%, 07/25/44	7,915,000	7,819,773
3.50%, 07/25/44	23,175,000	23,859,385
4.00%, 07/25/44	48,370,000	51,340,218
4.50%, 07/25/44	44,040,000	47,700,825
5.00%, 07/25/44	15,780,000	17,523,198
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	31,599	36,222
Pool# 689575 6.50%, 07/15/38	33,737	38,640
Government National Mortgage Association II Pool TBA 4.00%, 07/15/44	1,960,000	2,098,119

Total U.S. Government Mortgage Backed Agencies (cost $435,521,162)		443,070,277

U.S. Government Sponsored & Agency Obligations 1.8%
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,712,803
Federal Home Loan Banks
0.13%, 04/14/15	4,100,000	4,097,268
5.50%, 07/15/36	8,320,000	10,653,283

25

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association 1.70%, 08/28/19	$2,655,000	$2,634,989
1.60%, 12/24/20	4,690,000	4,486,938
Tennessee Valley Authority 4.63%, 09/15/60	1,345,000	1,429,757

Total U.S. Government Sponsored & Agency Obligations (cost $26,303,892)		26,015,038

U.S. Treasury Bonds 7.5%
U.S. Treasury Bonds
6.25%, 08/15/23	48,165,000	63,532,646
6.88%, 08/15/25	125,000	177,070
4.50%, 02/15/36	6,135,000	7,451,149
U.S. Treasury Inflation Indexed Bonds
2.00%, 01/15/26 (e)	16,995,000	23,915,558
1.75%, 01/15/28 (e)	7,275,000	9,477,790
3.88%, 04/15/29 (e)	2,135,000	4,500,462

Total U.S. Treasury Bonds (cost $109,767,555)		109,054,675

U.S. Treasury Notes 19.1%
U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/17 (e)	8,035,000	8,674,984
1.13%, 01/15/21 (e)	7,785,000	9,138,319
U.S. Treasury Notes
0.25%, 01/15/15	88,000,000	88,082,500
0.38%, 06/30/15	80,000,000	80,187,504
3.25%, 03/31/17	8,060,000	8,604,050
3.63%, 08/15/19	74,455,000	81,730,107

Total U.S. Treasury Notes (cost $275,612,581)		276,417,464

Yankee Dollars 0.8%
Banks 0.8%
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	4,995,000	5,044,515
5.13%, 05/28/24	6,100,000	6,193,932

		11,238,447

Total Yankee Dollars (cost $11,039,891)		11,238,447

Mutual Fund 4.4%

	Shares	Market Value

Money Market Fund 4.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (f)	63,575,512	$63,575,512

Total Mutual Fund (cost $63,575,512)		63,575,512

Total Investments (cost $1,612,849,821) (g) —114.0%		1,649,805,992
Liabilities in excess of other assets — (14.0)%		(202,224,130)

NET ASSETS — 100.0%		$1,447,581,862

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2014 was $94,770,007 which represents 6.55% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2014. The maturity date reflects the next call date.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2014.

(e)	Principal amounts are not adjusted for inflation.

(f)	Represents 7-day effective yield as of June 30, 2014.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AS	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

IO	Interest Only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

26

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

OAT	French Treasury Bond

OJSC	Open Joint Stock Company

PLC	Public Limited Company

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.
REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

TBA	To Be Announced

ULC	Unlimited Liability Company

At June 30, 2014, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
307	90 Day Eurodollar	12/19/16	$75,234,188	$13,121
68	U.S. Treasury Long Bond	09/19/14	9,328,750	23,310

			$84,562,938	$36,431

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(81)	EURO FX CURR Future	09/15/14	$27,396,000	$(225,385)
(160)	EURO-BUXL Future	09/08/14	14,935,585	(266,932)
(815)	U.S. Treasury 10 Year Note	09/19/14	102,015,078	(221,339)
(157)	U.S. Treasury 2 Year Note	09/30/14	34,476,219	6,818
(452)	U.S. Treasury 5 Year Note	09/30/14	53,996,344	(14,972)
(97)	U.S. Treasury Ultra Bond	09/19/14	14,543,938	(17,765)

			$247,363,164	$(739,575)

The accompanying notes are an integral part of these financial statements

27

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund
Assets:
Investments, at value (cost $1,612,849,821)	$1,649,805,992
Cash	5,619,785
Interest and dividends receivable	10,424,549
Receivable for investments sold	31,767,033
Receivable for capital shares issued	2,065,614
Reclaims receivable	4,518
Receivable for variation margin on futures contracts	2,229,707
Prepaid expenses	8,125

Total Assets	1,701,925,323

Liabilities:
Payable for investments purchased	253,653,054
Payable for capital shares redeemed	53,719
Accrued expenses and other payables:
Investment advisory fees	526,061
Fund administration fees	34,526
Distribution fees	14,624
Administrative servicing fees	8,684
Accounting and transfer agent fees	5,547
Custodian fees	8,773
Compliance program costs (Note 3)	1,113
Professional fees	28,698
Printing fees	7,476
Other	1,186

Total Liabilities	254,343,461

Net Assets	$1,447,581,862

Represented by:
Capital	$1,389,417,818
Accumulated undistributed net investment income	19,061,796
Accumulated net realized gains from investments, futures, and foreign currency transactions	2,847,492
Net unrealized appreciation/(depreciation) from investments	36,956,171
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(703,144)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,729

Net Assets	$1,447,581,862

28

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund
Net Assets:
Class I Shares	$4,232,107
Class II Shares	72,200,857
Class Y Shares	1,371,148,898

Total	$1,447,581,862

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	364,252
Class II Shares	6,228,972
Class Y Shares	117,688,097

Total	124,281,321

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.62
Class II Shares	$11.59
Class Y Shares	$11.65

The accompanying notes are an integral part of these financial statements.

29

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$19,706,565
Dividend income	31,769
Foreign tax withholding	(524)

Total Income	19,737,810

EXPENSES:
Investment advisory fees	3,069,734
Fund administration fees	206,031
Distribution fees Class II Shares	79,906
Administrative servicing fees Class I Shares	2,451
Administrative servicing fees Class II Shares	47,943
Professional fees	47,910
Printing fees	7,796
Trustee fees	20,773
Custodian fees	27,801
Accounting and transfer agent fees	12,382
Compliance program costs (Note 3)	2,206
Other	21,157

Total expenses before earnings credit	3,546,090

Earnings credit (Note 4)	(344)

Net Expenses	3,545,746

NET INVESTMENT INCOME	16,192,064

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	11,801,021
Net realized losses from futures transactions (Note 2)	(2,798,166)
Net realized gains from foreign currency transactions (Note 2)	5,648

Net realized gains from investments, futures, and foreign currency transactions	9,008,503

Net change in unrealized appreciation/(depreciation) from investments	36,333,057
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(3,180,090)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,721

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	33,154,688

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	42,163,191

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$58,355,255

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$16,192,064	$22,187,089
Net realized gains/(losses) from investments, futures, and foreign currency transactions	9,008,503	(1,432,633)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	33,154,688	(41,056,875)

Change in net assets resulting from operations	58,355,255	(20,302,419)

Distributions to Shareholders From:
Net investment income:
Class I	–	(32,109)
Class II	–	(966,277)
Class Y	–	(25,097,642)
Net realized gains:
Class I	–	(28,347)
Class II	–	(1,232,460)
Class Y	–	(25,224,686)

Change in net assets from shareholder distributions	–	(52,581,521)

Change in net assets from capital transactions	69,228,456	274,211,380

Change in net assets	127,583,711	201,327,440

Net Assets:
Beginning of period	1,319,998,151	1,118,670,711

End of period	$1,447,581,862	$1,319,998,151

Accumulated undistributed net investment income at end of period	$19,061,796	$2,869,732

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,654,682	$960,042
Dividends reinvested	–	60,456
Cost of shares redeemed	(1,294,670)	(1,170,343)

Total Class I Shares	2,360,012	(149,845)

Class II Shares
Proceeds from shares issued	17,028,161	15,589,904
Dividends reinvested	–	2,198,737
Cost of shares redeemed	(6,582,891)	(17,763,597)

Total Class II Shares	10,445,270	25,044

Class Y Shares
Proceeds from shares issued	105,128,950	247,187,869
Dividends reinvested	–	50,322,328
Cost of shares redeemed	(48,705,776)	(23,174,016)

Total Class Y Shares	56,423,174	274,336,181

Change in net assets from capital transactions	$69,228,456	$274,211,380

31

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	321,647	83,552
Reinvested	–	5,390
Redeemed	(113,081)	(99,685)

Total Class I Shares	208,566	(10,743)

Class II Shares
Issued	1,495,738	1,349,844
Reinvested	–	196,252
Redeemed	(580,470)	(1,536,062)

Total Class II Shares	915,268	10,034

Class Y Shares
Issued	9,201,017	21,207,830
Reinvested	–	4,474,829
Redeemed	(4,256,726)	(1,992,357)

Total Class Y Shares	4,944,291	23,690,302

Total change in shares	6,068,125	23,689,593

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

32

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.15	0.13	0.34	0.47	–	–	–	$11.62	4.22%		$4,232,107	0.65%	2.28%	0.65%	173.24%
Year Ended December 31, 2013 (e)	$11.82	0.20	(0.41)	(0.21)	(0.22)	(0.24)	(0.46)	$11.15	(1.77%	)	$1,735,406	0.65%	1.70%	0.65%	333.09%
Year Ended December 31, 2012 (e)	$11.49	0.24	0.60	0.84	(0.28)	(0.23)	(0.51)	$11.82	7.38%		$1,966,859	0.66%	2.05%	0.66%	317.74%
Year Ended December 31, 2011 (e)	$11.10	0.29	0.41	0.70	(0.30)	(0.01)	(0.31)	$11.49	6.37%		$1,106,265	0.66%	2.53%	0.66%	368.09%
Year Ended December 31, 2010 (e)	$10.79	0.34	0.55	0.89	(0.31)	(0.27)	(0.58)	$11.10	8.35%		$624,053	0.69%	3.01%	0.69%	338.94%
Year Ended December 31, 2009 (e)	$9.78	0.46	1.15	1.61	(0.40)	(0.20)	(0.60)	$10.79	16.62%		$434,166	0.70%	4.34%	0.71%	157.56%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.13	0.11	0.35	0.46	–	–	–	$11.59	4.13%		$72,200,857	0.90%	1.98%	0.90%	173.24%
Year Ended December 31, 2013 (e)	$11.80	0.17	(0.42)	(0.25)	(0.18)	(0.24)	(0.42)	$11.13	(2.05%	)	$59,155,847	0.90%	1.45%	0.90%	333.09%
Year Ended December 31, 2012 (e)	$11.47	0.21	0.60	0.81	(0.25)	(0.23)	(0.48)	$11.80	7.12%		$62,591,241	0.91%	1.81%	0.91%	317.74%
Year Ended December 31, 2011 (e)	$11.09	0.26	0.40	0.66	(0.27)	(0.01)	(0.28)	$11.47	6.05%		$49,816,557	0.91%	2.28%	0.91%	368.09%
Year Ended December 31, 2010 (e)	$10.78	0.31	0.56	0.87	(0.29)	(0.27)	(0.56)	$11.09	8.11%		$31,219,410	0.94%	2.78%	0.94%	338.94%
Year Ended December 31, 2009 (e)	$9.77	0.41	1.18	1.59	(0.38)	(0.20)	(0.58)	$10.78	16.44%		$18,326,170	0.95%	3.84%	0.95%	157.56%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.17	0.13	0.35	0.48	–	–	–	$11.65	4.30%		$1,371,148,898	0.50%	2.38%	0.50%	173.24%
Year Ended December 31, 2013 (e)	$11.84	0.22	(0.42)	(0.20)	(0.23)	(0.24)	(0.47)	$11.17	(1.65%	)	$1,259,106,898	0.50%	1.86%	0.50%	333.09%
Year Ended December 31, 2012 (e)	$11.50	0.26	0.61	0.87	(0.30)	(0.23)	(0.53)	$11.84	7.60%		$1,054,112,611	0.51%	2.21%	0.51%	317.74%
Year Ended December 31, 2011 (e)	$11.11	0.30	0.41	0.71	(0.31)	(0.01)	(0.32)	$11.50	6.52%		$903,907,635	0.51%	2.69%	0.51%	368.09%
Year Ended December 31, 2010 (e)	$10.80	0.35	0.56	0.91	(0.33)	(0.27)	(0.60)	$11.11	8.50%		$615,271,141	0.54%	3.15%	0.54%	338.94%
Year Ended December 31, 2009 (e)	$9.78	0.46	1.18	1.64	(0.42)	(0.20)	(0.62)	$10.80	16.89%		$274,007,824	0.55%	4.35%	0.56%	157.56%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

33

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually

34

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Trust’s Board of Trustees (the “Board of Trustees”). Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

35

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$57,770,397	$—	$57,770,397
Commercial Mortgage Backed Securities	—	124,994,643	—	124,994,643
Corporate Bonds	—	474,911,743	—	474,911,743
Futures Contracts	43,249	—	—	43,249
Mutual Fund	63,575,512	—	—	63,575,512
Sovereign Bonds	—	62,757,796	—	62,757,796
U.S. Government Mortgage Backed Agencies	—	443,070,277	—	443,070,277
U.S. Government Sponsored & Agency Obligations	—	26,015,038	—	26,015,038
U.S. Treasury Bonds	—	109,054,675	—	109,054,675
U.S. Treasury Notes	—	276,417,464	—	276,417,464
Yankee Dollar	—	11,238,447	—	11,238,447
Total Assets	$63,618,761	$1,586,230,480	$—	$1,649,849,241
Liabilities:
Futures Contracts	(746,393)	—	—	(746,393)
Total Liabilities	$(746,393)	$—	$—	$(746,393)
Total	$62,872,368	$1,586,230,480	$—	$1,649,102,848

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to reduce exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract,

36

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Interest rate risk	Unrealized appreciation from futures contracts	$43,249
Total		$43,249

Liabilities:
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	$(746,393)
Total		$(746,393)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$(2,798,166)
Total	$(2,798,166)

37

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$(3,180,090)
Total	$(3,180,090)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

38

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charges to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Fixed Income, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.45%
$1 billion up to $1.5 billion	0.44%
$1.5 billion and more	0.43%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.45%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.55% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement

39

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $206,031 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,206.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $50,394 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively.

40

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $2,446,374,802 and sales of $2,408,411,250 (excluding short-term securities).

For the six months ended June 30, 2014, the Fund had purchases of $609,545,145 and sales of $634,210,735 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

41

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,614,983,729	$37,989,804	$(3,167,541)	$34,822,263

9.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

42

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Core Plus Bond Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

43

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares were ranked within the third and the first quintile, respectively, of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may

44

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

45

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

46

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

47

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

48

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

49

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

50

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

51

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization- weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

52

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

53

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

54

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

55

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

56

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

SAR-MM-LCG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-

2

Economic Review (con’t.)

sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi-Manager Large Cap Growth Fund

Asset Allocation†

Common Stocks	99.0%
Mutual Fund	1.1%
Repurchase Agreements	0.6%
Liabilities in excess of other assets	(0.7)%
100.0%

Top Industries††

Internet Software & Services	8.8%
Software	6.3%
Technology Hardware, Storage & Peripherals	5.7%
Biotechnology	5.6%
Media	4.6%
Information Technology Services	4.5%
Oil, Gas & Consumable Fuels	3.9%
Hotels, Restaurants & Leisure	3.8%
Chemicals	3.7%
Aerospace & Defense	3.7%
Other Industries*	49.4%
100.0%

Top Holdings††

Apple, Inc.	5.0%
Google, Inc., Class A	2.5%
Google, Inc., Class C	2.5%
Oracle Corp.	2.2%
Gilead Sciences, Inc.	2.1%
United Technologies Corp.	1.8%
Union Pacific Corp.	1.7%
QUALCOMM, Inc.	1.6%
Philip Morris International, Inc.	1.6%
Visa, Inc., Class A	1.5%
Other Holdings*	77.5%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Multi-Manager Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Growth Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,044.10	4.05	0.80
	Hypothetical	(a)(b)	1,000.00	1,020.83	4.01	0.80
Class II Shares	Actual	(a)	1,000.00	1,042.80	5.32	1.05
	Hypothetical	(a)(b)	1,000.00	1,019.59	5.26	1.05
Class Y Shares	Actual	(a)	1,000.00	1,044.80	3.30	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.57	3.26	0.65

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.0%

	Shares	Market Value

Aerospace & Defense 3.7%
Honeywell International, Inc.	105,400	$9,796,930
Lockheed Martin Corp.	51,147	8,220,857
Precision Castparts Corp.	35,300	8,909,720
Raytheon Co.	11,830	1,091,318
Triumph Group, Inc.	38,000	2,653,160
United Technologies Corp.	252,693	29,173,407

		59,845,392

Air Freight & Logistics 1.8%
FedEx Corp.	60,460	9,152,435
United Parcel Service, Inc., Class B	197,347	20,259,643

		29,412,078

Airlines 0.9%
Copa Holdings SA, Class A	51,500	7,342,355
Delta Air Lines, Inc.	200,028	7,745,084

		15,087,439

Auto Components 1.1%
BorgWarner, Inc.	105,800	6,897,102
Delphi Automotive PLC	42,472	2,919,525
TRW Automotive Holdings Corp.*	91,860	8,223,307

		18,039,934

Automobiles 0.7%
General Motors Co.	278,777	10,119,605
Tesla Motors, Inc.*	4,725	1,134,284

		11,253,889

Banks 1.1%
Bank of America Corp.	140,132	2,153,829
JPMorgan Chase & Co.	270,230	15,570,652

		17,724,481

Beverages 1.7%
Coca-Cola Co. (The)	95,696	4,053,683
Coca-Cola Enterprises, Inc.	63,787	3,047,743
PepsiCo, Inc.	218,895	19,556,079

		26,657,505

Biotechnology 5.6%
Alexion Pharmaceuticals, Inc.*	82,380	12,871,875
Amgen, Inc.	48,100	5,693,597
Biogen Idec, Inc.*	41,427	13,062,347
Celgene Corp.*	280,896	24,123,349
Gilead Sciences, Inc.*	411,874	34,148,473

		89,899,641

Capital Markets 1.6%
BlackRock, Inc.	30,185	9,647,126
Charles Schwab Corp. (The)	214,900	5,787,257

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The)	17,443	$2,920,656
Morgan Stanley	226,100	7,309,813

		25,664,852

Chemicals 3.7%
Ashland, Inc.	151,070	16,427,352
Dow Chemical Co. (The)	109,830	5,651,852
Ecolab, Inc.	53,200	5,923,288
LyondellBasell Industries NV, Class A	84,215	8,223,595
Monsanto Co.	140,700	17,550,918
PPG Industries, Inc.	28,978	6,089,726

		59,866,731

Communications Equipment 2.1%
Cisco Systems, Inc.	254,560	6,325,816
QUALCOMM, Inc.	335,784	26,594,093

		32,919,909

Consumer Finance 1.8%
American Express Co.	72,800	6,906,536
Capital One Financial Corp.	183,410	15,149,666
Discover Financial Services	101,740	6,305,845

		28,362,047

Containers & Packaging 0.3%
Packaging Corp. of America	72,056	5,151,283

Diversified Financial Services 0.0%†
CME Group, Inc.	8,237	584,415

Diversified Telecommunication Services 0.9%
Frontier Communications Corp.(a)	361,687	2,112,252
Verizon Communications, Inc.	264,824	12,957,838

		15,070,090

Electrical Equipment 0.2%
Eaton Corp. PLC	46,870	3,617,427

Energy Equipment & Services 1.9%
Cameron International Corp.*	206,090	13,954,354
Schlumberger Ltd.	135,840	16,022,328

		29,976,682

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	54,300	6,253,188
CVS Caremark Corp.	327,181	24,659,632
Kroger Co. (The)	145,583	7,196,168
Rite Aid Corp.*	434,602	3,116,096

		41,225,084

Food Products 2.0%
Archer-Daniels-Midland Co.	87,277	3,849,788
General Mills, Inc.	123,644	6,496,256

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Kellogg Co.	75,410	$4,954,437
Kraft Foods Group, Inc.	61,936	3,713,063
Mondelez International, Inc., Class A	185,100	6,961,611
Tyson Foods, Inc., Class A	159,433	5,985,115

		31,960,270

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	105,220	7,607,406
Cooper Cos., Inc. (The)	32,646	4,424,512
Medtronic, Inc.	152,110	9,698,534

		21,730,452

Health Care Providers & Services 2.7%
Cardinal Health, Inc.	51,977	3,563,543
Express Scripts Holding Co.*	203,630	14,117,668
HCA Holdings, Inc.*	35,031	1,975,048
McKesson Corp.	75,693	14,094,794
UnitedHealth Group, Inc.	70,775	5,785,856
WellPoint, Inc.	35,499	3,820,047

		43,356,956

Health Care Technology 0.5%
Cerner Corp.*	108,200	5,580,956
IMS Health Holdings, Inc.* (a)	120,200	3,086,736

		8,667,692

Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Inc.*	7,180	4,254,222
Hilton Worldwide Holdings, Inc.*	273,600	6,374,880
McDonald’s Corp.	174,702	17,599,480
MGM Resorts International*	238,318	6,291,595
Royal Caribbean Cruises Ltd.	66,460	3,695,176
Starbucks Corp.	173,800	13,448,644
Wynn Resorts Ltd.	24,997	5,188,377
Yum! Brands, Inc.	66,011	5,360,093

		62,212,467

Household Products 0.3%
Colgate-Palmolive Co.	72,700	4,956,686

Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	222,223	3,455,568

Industrial Conglomerates 1.1%
Danaher Corp.	178,500	14,053,305
Roper Industries, Inc.	23,700	3,460,437

		17,513,742

Information Technology Services 4.6%
Accenture PLC, Class A	87,985	7,112,707
Cognizant Technology Solutions Corp., Class A*	249,631	12,209,452
Fidelity National Information Services, Inc.	156,235	8,552,304

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
FleetCor Technologies, Inc.*	50,162	$6,611,352
International Business Machines Corp.	21,090	3,822,984
MasterCard, Inc., Class A	132,000	9,698,040
Visa, Inc., Class A	118,845	25,041,830

		73,048,669

Insurance 0.5%
Everest Re Group Ltd.	26,119	4,191,838
MetLife, Inc.	67,897	3,772,358

		7,964,196

Internet & Catalog Retail 2.5%
Amazon.com, Inc.*	30,858	10,022,061
Expedia, Inc.	41,800	3,292,168
Priceline Group, Inc. (The)*	18,711	22,509,333
TripAdvisor, Inc.*	36,400	3,955,224

		39,778,786

Internet Software & Services 8.8%
Baidu, Inc., ADR-CN*	58,200	10,872,342
CoStar Group, Inc.*	14,500	2,293,465
eBay, Inc.*	247,240	12,376,834
Facebook, Inc., Class A*	366,466	24,659,497
Google, Inc., Class A*	70,471	41,202,280
Google, Inc., Class C*	70,511	40,563,568
IAC/InterActiveCorp.	84,600	5,856,858
Twitter, Inc.* (a)	91,700	3,756,949

		141,581,793

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	171,870	9,872,213
Thermo Fisher Scientific, Inc.	40,737	4,806,966

		14,679,179

Machinery 1.1%
Caterpillar, Inc.	72,400	7,867,708
Cummins, Inc.	45,511	7,021,892
Kennametal, Inc.	71,029	3,287,222

		18,176,822

Media 4.7%
CBS Corp. Non-Voting Shares, Class B	88,000	5,468,320
Cinemark Holdings, Inc.	74,996	2,651,858
Comcast Corp., Class A	215,570	11,571,798
Liberty Global PLC*	190,700	8,068,517
Omnicom Group, Inc.	108,390	7,719,536
Time Warner Cable, Inc.	46,363	6,829,270
Twenty-First Century Fox, Inc., Class A	371,200	13,047,680
Viacom, Inc., Class B	137,830	11,953,996
Walt Disney Co. (The)	86,600	7,425,084

		74,736,059

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	205,730	$7,509,145

Multiline Retail 0.9%
Dollar General Corp.*	140,100	8,036,136
Macy’s, Inc.	100,513	5,831,764

		13,867,900

Oil, Gas & Consumable Fuels 3.9%
Apache Corp.	98,540	9,915,095
Cabot Oil & Gas Corp.	141,549	4,832,483
Concho Resources, Inc.*	50,400	7,282,800
Denbury Resources, Inc.	304,810	5,626,792
EOG Resources, Inc.	35,779	4,181,134
Marathon Petroleum Corp.	53,224	4,155,198
Noble Energy, Inc.	74,125	5,741,722
Occidental Petroleum Corp.	96,480	9,901,742
Pioneer Natural Resources Co.	27,870	6,404,805
Range Resources Corp.	54,100	4,703,995

		62,745,766

Pharmaceuticals 2.7%
AbbVie, Inc.	104,200	5,881,048
Bristol-Myers Squibb Co.	155,613	7,548,787
Endo International PLC*	74,051	5,185,051
Johnson & Johnson	18,544	1,940,073
Merck & Co., Inc.	199,960	11,567,686
Pfizer, Inc.	164,927	4,895,033
Zoetis, Inc.	176,100	5,682,747

		42,700,425

Professional Services 0.4%
Nielsen NV	142,810	6,913,432

Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	173,045	15,570,589
Omega Healthcare Investors, Inc.	46,790	1,724,680

		17,295,269

Road & Rail 1.7%
Union Pacific Corp.	280,626	27,992,444

Semiconductors & Semiconductor Equipment 1.5%
Altera Corp.	141,997	4,935,816
Applied Materials, Inc.	266,400	6,007,320
ARM Holdings PLC, ADR-UK	145,600	6,586,944
Avago Technologies Ltd.	81,881	5,901,163

		23,431,243

Software 6.3%
Activision Blizzard, Inc.	285,850	6,374,455
Aspen Technology, Inc.*	130,028	6,033,299
Electronic Arts, Inc.*	146,540	5,256,390
FireEye, Inc.* (a)	103,700	4,205,035

Common Stocks (continued)

	Shares	Market Value

Software 6.3% (continued)
Microsoft Corp.	316,153	$13,183,580
Oracle Corp.	884,827	35,862,038
PTC, Inc.*	65,363	2,536,085
Salesforce.com, Inc.*	193,120	11,216,410
ServiceNow, Inc.*	62,400	3,866,304
SolarWinds, Inc.*	164,040	6,341,786
Workday, Inc., Class A*	76,700	6,892,262

		101,767,644

Specialty Retail 3.5%
AutoZone, Inc.*	11,800	6,327,632
Bed Bath & Beyond, Inc.*	89,172	5,116,689
Best Buy Co., Inc.	81,370	2,523,284
Home Depot, Inc. (The)	206,910	16,751,434
Ross Stores, Inc.	81,761	5,406,855
TJX Cos., Inc. (The)	283,140	15,048,891
Ulta Salon Cosmetics & Fragrance, Inc.*	58,600	5,356,626

		56,531,411

Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	867,692	80,634,617
NCR Corp.*	233,240	8,184,392
Western Digital Corp.	30,874	2,849,670

		91,668,679

Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc.	17,805	1,752,724
Michael Kors Holdings Ltd.*	130,672	11,584,073
NIKE, Inc., Class B	102,000	7,910,100

		21,246,897

Tobacco 2.1%
Lorillard, Inc.	115,814	7,061,180
Philip Morris International, Inc.	309,646	26,106,254

		33,167,434

Wireless Telecommunication Services 0.5%
SBA Communications Corp., Class A*	84,000	8,593,200

Total Common Stocks (cost $1,172,101,970)		1,589,609,105

Mutual Fund 1.1%
Money Market Fund 1.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	18,153,074	18,153,074

Total Mutual Fund (cost $18,153,074)		18,153,074

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Repurchase Agreements 0.6%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $1,000,003, collateralized by U.S. Government Agency Securities ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $1,020,025. (c)	$1,000,000	$1,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $3,662,042, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $3,735,284. (c)	3,662,034	3,662,034
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $5,000,014, collateralized by U.S. Government Agency Securities ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $5,100,000. (c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $9,662,034)		9,662,034

Total Investments (cost $1,199,917,078) (d) — 100.7%		1,617,424,213
Liabilities in excess of other assets — (0.7%)		(11,255,953)

NET ASSETS — 100.0%		$1,606,168,260

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $9,633,684.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $9,662,034.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

CN	China

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund
Assets:
Investments, at value *(cost $1,190,255,044)	$1,607,762,179
Repurchase agreements, at value (cost $9,662,034)	9,662,034

Total Investments, at value (total cost $1,199,917,078)	1,617,424,213

Dividends receivable	1,224,514
Security lending income receivable	5,846
Receivable for investments sold	2,447,568
Receivable for capital shares issued	781,824
Prepaid expenses	9,019

Total Assets	1,621,892,984

Liabilities:
Payable for investments purchased	3,918,234
Payable for capital shares redeemed	1,205,475
Payable upon return of securities loaned (Note 2)	9,662,034
Accrued expenses and other payables:
Investment advisory fees	789,560
Fund administration fees	39,304
Distribution fees	26,578
Administrative servicing fees	23,581
Accounting and transfer agent fees	1,107
Trustee fees	660
Custodian fees	8,624
Compliance program costs (Note 3)	1,280
Professional fees	24,355
Printing fees	22,667
Other	1,265

Total Liabilities	15,724,724

Net Assets	$1,606,168,260

Represented by:
Capital	$1,012,089,846
Accumulated undistributed net investment income	5,566,674
Accumulated net realized gains from investments	171,004,605
Net unrealized appreciation/(depreciation) from investments	417,507,135

Net Assets	$1,606,168,260

*	Includes value of securities on loan of $9,633,684 (Note 2).

10

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi- Manager Large Cap Growth Fund
Net Assets:
Class I Shares	$62,408,281
Class II Shares	129,331,687
Class Y Shares	1,414,428,292

Total	$1,606,168,260

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,547,527
Class II Shares	9,487,036
Class Y Shares	102,771,123

Total	116,805,686

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.72
Class II Shares	$13.63
Class Y Shares	$13.76

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi- Manager Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$10,372,140
Income from securities lending (Note 2)	22,110
Foreign tax withholding	(5,355)

Total Income	10,388,895

EXPENSES:
Investment advisory fees	4,831,651
Fund administration fees	232,908
Distribution fees Class II Shares	156,932
Administrative servicing fees Class I Shares	46,895
Administrative servicing fees Class II Shares	94,160
Professional fees	43,583
Printing fees	7,601
Trustee fees	24,126
Custodian fees	28,240
Accounting and transfer agent fees	137
Compliance program costs (Note 3)	2,432
Other	23,291

Total expenses before earnings credit and fees waived	5,491,956

Earnings credit (Note 4)	(78)
Investment advisory fees waived (Note 3)	(223,239)

Net Expenses	5,268,639

NET INVESTMENT INCOME	5,120,256

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	60,665,672
Net change in unrealized appreciation/(depreciation) from investments	3,766,375

Net realized/unrealized gains from investments	64,432,047

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$69,552,303

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$5,120,256	$10,362,664
Net realized gains from investments	60,665,672	114,780,888
Net change in unrealized appreciation/(depreciation) from investments	3,766,375	283,035,596

Change in net assets resulting from operations	69,552,303	408,179,148

Distributions to Shareholders From:
Net investment income:
Class I	–	(453,564)
Class II	–	(605,148)
Class Y	–	(10,913,120)
Net realized gains:
Class I	–	(4,054,805)
Class II	–	(8,536,678)
Class Y	–	(83,718,274)

Change in net assets from shareholder distributions	–	(108,281,589)

Change in net assets from capital transactions	(3,131,024)	46,131,809

Change in net assets	66,421,279	346,029,368

Net Assets:
Beginning of period	1,539,746,981	1,193,717,613

End of period	$1,606,168,260	$1,539,746,981

Accumulated undistributed net investment income at end of period	$5,566,674	$446,418

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,858,085	$9,018,170
Dividends reinvested	–	4,508,369
Cost of shares redeemed	(9,569,531)	(15,745,214)

Total Class I Shares	(6,711,446)	(2,218,675)

Class II Shares
Proceeds from shares issued	3,549,646	6,909,797
Dividends reinvested	–	9,141,826
Cost of shares redeemed	(10,146,034)	(19,831,245)

Total Class II Shares	(6,596,388)	(3,779,622)

Class Y Shares
Proceeds from shares issued	66,662,515	60,527,571
Dividends reinvested	–	94,631,394
Cost of shares redeemed	(56,485,705)	(103,028,859)

Total Class Y Shares	10,176,810	52,130,106

Change in net assets from capital transactions	$(3,131,024)	$46,131,809

13

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	216,418	737,379
Reinvested	–	376,197
Redeemed	(726,388)	(1,333,858)

Total Class I Shares	(509,970)	(220,282)

Class II Shares
Issued	270,363	590,872
Reinvested	–	770,039
Redeemed	(774,316)	(1,674,086)

Total Class II Shares	(503,953)	(313,175)

Class Y Shares
Issued	5,057,338	5,021,472
Reinvested	–	7,870,135
Redeemed	(4,273,395)	(8,457,019)

Total Class Y Shares	783,943	4,434,588

Total change in shares	(229,980)	3,901,131

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.14	0.04	0.54	0.58	–	–	–	–	$13.72	4.41%		$62,408,281	0.80%	0.56%	0.83%	20.53%
Year Ended December 31, 2013 (e)	$10.54	0.08	3.48	3.56	(0.09)	(0.87)	–	(0.96)	$13.14	34.74%		$66,446,033	0.81%	0.65%	0.83%	52.44%
Year Ended December 31, 2012 (e)	$9.33	0.07	1.45	1.52	(0.05)	(0.26)	–	(0.31)	$10.54	16.35%		$55,625,506	0.82%	0.68%	0.85%	108.38%
Year Ended December 31, 2011 (e)	$9.61	–	(0.28)	(0.28)	–	–	–	–	$9.33	(2.91%	)	$58,971,210	0.85%	0.04%	0.85%	82.82%
Year Ended December 31, 2010 (e)	$8.69	0.01	1.33	1.34	–	(0.39)	(0.03)	(0.42)	$9.61	15.51%		$71,781,139	0.88%	0.14%	0.88%	127.66%
Year Ended December 31, 2009 (e)	$6.74	0.07	1.93	2.00	(0.05)	–	–	(0.05)	$8.69	29.78%		$20,865,015	0.90%	0.80%	0.90%	122.44%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.07	0.02	0.54	0.56	–	–	–	–	$13.63	4.28%		$129,331,687	1.05%	0.31%	1.08%	20.53%
Year Ended December 31, 2013 (e)	$10.49	0.05	3.46	3.51	(0.06)	(0.87)	–	(0.93)	$13.07	34.41%		$130,550,750	1.06%	0.40%	1.08%	52.44%
Year Ended December 31, 2012 (e)	$9.28	0.04	1.45	1.49	(0.02)	(0.26)	–	(0.28)	$10.49	16.14%		$108,083,342	1.07%	0.42%	1.10%	108.38%
Year Ended December 31, 2011 (e)	$9.59	(0.02)	(0.29)	(0.31)	–	–	–	–	$9.28	(3.23%	)	$114,643,648	1.10%	(0.20)%	1.10%	82.82%
Year Ended December 31, 2010 (e)	$8.68	(0.01)	1.34	1.33	–	(0.39)	(0.03)	(0.42)	$9.59	15.36%		$131,434,049	1.14%	(0.09)%	1.14%	127.66%
Year Ended December 31, 2009 (e)	$6.74	0.04	1.93	1.97	(0.03)	–	–	(0.03)	$8.68	29.35%		$166,476,068	1.14%	0.52%	1.14%	122.44%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.17	0.05	0.54	0.59	–	–	–	–	$13.76	4.48%		$1,414,428,292	0.65%	0.71%	0.68%	20.53%
Year Ended December 31, 2013 (e)	$10.56	0.10	3.49	3.59	(0.11)	(0.87)	–	(0.98)	$13.17	34.95%		$1,342,750,198	0.66%	0.80%	0.68%	52.44%
Year Ended December 31, 2012 (e)	$9.34	0.09	1.46	1.55	(0.07)	(0.26)	–	(0.33)	$10.56	16.63%		$1,030,008,765	0.67%	0.86%	0.70%	108.38%
Year Ended December 31, 2011 (e)	$9.63	0.02	(0.29)	(0.27)	(0.02)	–	–	(0.02)	$9.34	(2.84%	)	$850,885,246	0.70%	0.21%	0.70%	82.82%
Year Ended December 31, 2010 (e)	$8.70	0.02	1.35	1.37	(0.02)	(0.39)	(0.03)	(0.44)	$9.63	15.74%		$715,030,071	0.73%	0.27%	0.73%	127.66%
Year Ended December 31, 2009 (e)	$6.74	0.06	1.96	2.02	(0.06)	–	–	(0.06)	$8.70	30.07%		$285,373,595	0.75%	0.84%	0.75%	122.44%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,589,609,105	$—	$—	$1,589,609,105
Mutual Fund	18,153,074	—	—	18,153,074
Repurchase Agreements	—	9,662,034	—	9,662,034
Total	$1,607,762,179	$9,662,034	$—	$1,617,424,213

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$1,000,000	$—	$1,000,000	$(1,000,000)	$—
Credit Suisse (USA) LLC	3,662,034	—	3,662,034	(3,662,034)	—
Goldman Sachs & Co.	5,000,000	—	5,000,000	(5,000,000)	—
Total	$9,662,034	$—	$9,662,034	$(9,662,034)	$—

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Massachusetts Financial Services Company
Pyramis Global Advisors, LLC
Winslow Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.63%, and after contractual fee waivers was 0.66%.

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.75% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $223,239, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $232,908 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,432.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $141,055 in administrative services fees from the Fund.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $314,133,105 and sales of $320,600,680 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $3,641 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,202,756,358	$418,656,623	$(3,988,768)	$414,667,855

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

25

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares were ranked within the third and the second quintile, respectively, of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

26

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

28

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

29

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

30

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

32

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

33

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

34

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

35

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

36

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

37

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund

SAR-MM-IG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi-Manager International Growth Fund

Asset Allocation†

Common Stocks	94.6%
Mutual Fund	6.0%
Repurchase Agreements	0.5%
Exchange Traded Fund	0.1%
Liabilities in excess of other assets	(1.2)%
100.0%

Top Industries††

Media	8.6%
Oil, Gas & Consumable Fuels	7.1%
Pharmaceuticals	6.9%
Semiconductors & Semiconductor Equipment	5.2%
Banks	5.1%
Diversified Financial Services	4.0%
Hotels, Restaurants & Leisure	3.9%
Capital Markets	3.0%
Machinery	3.0%
Beverages	2.9%
Other Industries*	50.3%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund – Institutional Class	5.9%
Reed Elsevier PLC	2.1%
Suncor Energy, Inc.	1.9%
Compass Group PLC	1.8%
Shire PLC	1.8%
British American Tobacco PLC	1.7%
WPP PLC	1.6%
Teva Pharmaceutical Industries Ltd., ADR	1.6%
British Sky Broadcasting Group PLC	1.6%
Galaxy Entertainment Group Ltd.	1.6%
Other Holdings*	78.4%
100.0%

Top Countries††

United Kingdom	16.1%
Canada	8.5%
Japan	8.1%
Switzerland	7.5%
Germany	6.3%
United States	6.0%
France	6.0%
China	4.0%
Singapore	3.6%
Hong Kong	3.4%
Other Countries*	30.5%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Multi-Manager International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Growth Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,059.20	5.26	1.03
	Hypothetical	(a)(b)	1,000.00	1,019.69	5.16	1.03
Class II Shares(c)	Actual	(a)	1,000.00	1,056.80	6.63	1.30
	Hypothetical	(a)(b)	1,000.00	1,018.35	6.51	1.30
Class Y Shares	Actual	(a)	1,000.00	1,059.60	4.60	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 94.6%

	Shares	Market Value

AUSTRALIA 3.0%
Biotechnology 0.5%
CSL Ltd.	87,521	$5,493,957

Commercial Services & Supplies 0.8%
Brambles Ltd.	1,037,456	8,988,395

Containers & Packaging 1.3%
Amcor Ltd.	1,316,048	12,944,053

Diversified Consumer Services 0.1%
G8 Education Ltd.	369,670	1,603,320

Health Care Providers & Services 0.2%
Ramsay Health Care Ltd.	48,730	2,093,007

Professional Services 0.1%
Seek Ltd.	101,540	1,518,440

		32,641,172

AUSTRIA 0.1%
Semiconductors & Semiconductor Equipment 0.1%
AMS AG	3,789	628,922

BELGIUM 1.2%
Beverages 1.2%
Anheuser-Busch InBev NV	113,182	13,004,651

BERMUDA 0.2%
Capital Markets 0.2%
Lazard Ltd., Class A	49,890	2,572,328

BRAZIL 3.1%
Banks 1.1%
Banco Bradesco SA, ADR	781,089	11,341,412

Diversified Financial Services 1.4%
BM&FBovespa SA	3,001,600	15,744,985

Food Products 0.6%
BRF SA	285,617	6,902,896

		33,989,293

CANADA 8.7%
Auto Components 0.4%
Linamar Corp.	68,810	4,059,406

Chemicals 0.6%
Agrium, Inc.	73,835	6,763,855

Diversified Financial Services 0.2%
Element Financial Corp.*	152,110	1,921,600

Energy Equipment & Services 0.6%
Calfrac Well Services Ltd. (a)	91,600	1,712,591
Canadian Energy Services & Technology Corp. (a)	41,596	1,302,786
Precision Drilling Corp.	209,560	2,967,482

		5,982,859

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	74,477	2,040,169

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Information Technology Services 1.2%
CGI Group, Inc., Class A*	364,760	$12,928,376

Insurance 0.8%
Fairfax Financial Holdings Ltd.	17,126	8,124,759

Multiline Retail 0.3%
Dollarama, Inc.	33,270	2,739,112

Oil, Gas & Consumable Fuels 3.7%
Africa Oil Corp.*	101,962	697,552
Cenovus Energy, Inc.	227,941	7,389,044
Encana Corp.	426,190	10,097,074
Suncor Energy, Inc.	481,103	20,514,678
Vermilion Energy, Inc.	26,460	1,841,202

		40,539,550

Road & Rail 0.7%
Canadian National Railway Co.	115,355	7,502,588

		92,602,274

CHINA 4.0%
Automobiles 0.6%
Great Wall Motor Co., Ltd., H Shares	1,873,500	6,966,884

Banks 0.7%
Industrial & Commercial Bank of China Ltd., H Shares	11,939,000	7,549,449

Internet & Catalog Retail 0.3%
E-Commerce China Dangdang, Inc., Class A, ADR* (a)	89,280	1,194,566
Vipshop Holdings Ltd., ADR*	10,450	1,961,883

		3,156,449

Internet Software & Services 1.5%
Baidu, Inc., ADR*	75,859	14,171,221
YY, Inc., ADR* (a)	20,870	1,575,685

		15,746,906

Oil, Gas & Consumable Fuels 0.4%
CNOOC Ltd.	2,460,000	4,422,259

Semiconductors & Semiconductor Equipment 0.3%
Xinyi Solar Holdings Ltd.	13,010,000	3,342,786

Textiles, Apparel & Luxury Goods 0.2%
Shenzhou International Group Holdings Ltd.	659,000	2,248,229

		43,432,962

DENMARK 3.3%
Beverages 1.1%
Carlsberg A/S, Class B	109,193	11,760,498

Electrical Equipment 0.5%
Vestas Wind Systems A/S*	108,150	5,457,102

Health Care Equipment & Supplies 0.2%
GN Store Nord A/S	89,060	2,552,334

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	202,591	$9,350,175

Textiles, Apparel & Luxury Goods 0.6%
Pandora A/S	88,794	6,814,385

		35,934,494

FINLAND 0.3%
Building Products 0.1%
Sanitec Corp.*	94,120	1,248,204

Metals & Mining 0.2%
Outokumpu OYJ*	214,812	2,162,053

		3,410,257

FRANCE 6.1%
Aerospace & Defense 0.5%
Zodiac Aerospace	148,990	5,044,414

Auto Components 0.3%
Plastic Omnium SA	62,660	1,965,391
Valeo SA	9,700	1,301,494

		3,266,885

Automobiles 0.3%
Peugeot SA*	241,654	3,575,426

Diversified Telecommunication Services 0.2%
Iliad SA	5,506	1,665,613

Electrical Equipment 1.0%
Schneider Electric SE	114,051	10,754,257

Hotels, Restaurants & Leisure 0.1%
Elior SCA* (b)	54,296	1,070,604

Media 1.6%
JCDecaux SA	58,000	2,166,223
Publicis Groupe SA	179,259	15,193,353

		17,359,576

Oil, Gas & Consumable Fuels 1.7%
Gaztransport Et Technigaz SA	39,991	2,607,108
Total SA	225,032	16,280,996

		18,888,104

Transportation Infrastructure 0.4%
Groupe Eurotunnel SA REG	324,080	4,384,514

		66,009,393

GERMANY 6.4%
Air Freight & Logistics 0.7%
Deutsche Post AG REG	219,320	7,916,335

Auto Components 0.2%
Leoni AG	21,900	1,740,196

Diversified Financial Services 1.0%
Deutsche Boerse AG	144,842	11,230,270

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Information Technology Services 0.2%
Wirecard AG	51,869	$2,236,998

Insurance 1.2%
Allianz SE REG	74,633	12,457,279

Internet Software & Services 0.4%
United Internet AG REG	105,270	4,624,740

Life Sciences Tools & Services 0.1%
MorphoSys AG*	16,120	1,508,093

Software 1.5%
SAP AG	211,518	16,298,458

Textiles, Apparel & Luxury Goods 0.8%
adidas AG	81,880	8,279,393

Thrifts & Mortgage Finance 0.3%
Aareal Bank AG	61,700	2,838,456

		69,130,218

GREECE 0.1%
Hotels, Restaurants & Leisure 0.1%
OPAP SA	61,000	1,084,537

HONG KONG 3.5%
Construction & Engineering 0.1%
China State Construction International Holdings Ltd.	834,000	1,462,696

Gas Utilities 0.3%
China Gas Holdings Ltd.	1,346,000	2,792,852

Hotels, Restaurants & Leisure 1.7%
Galaxy Entertainment Group Ltd.	2,117,000	16,920,074
Paradise Entertainment Ltd.	1,852,000	1,216,332

		18,136,406

Household Durables 0.3%
Haier Electronics Group Co., Ltd.	709,000	1,853,027
Man Wah Holdings Ltd.	826,000	1,319,247

		3,172,274

Industrial Conglomerates 1.1%
Hutchison Whampoa Ltd.	873,000	11,939,641

		37,503,869

INDIA 0.2%
Construction Materials 0.1%
ACC Ltd.	31,890	779,275

Thrifts & Mortgage Finance 0.1%
LIC Housing Finance Ltd.	170,670	929,513

		1,708,788

IRELAND 2.4%
Banks 0.1%
Bank of Ireland*	3,249,316	1,096,483

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IRELAND (continued)
Capital Markets 0.2%
Henderson Group PLC	629,410	$2,590,627

Construction Materials 0.2%
James Hardie Industries PLC, CDI	134,570	1,755,580

Containers & Packaging 0.1%
Smurfit Kappa Group PLC	49,008	1,121,694

Pharmaceuticals 1.8%
Shire PLC	250,159	19,623,244

		26,187,628

ISRAEL 1.8%
Construction Materials 0.2%
Caesarstone Sdot-Yam Ltd.	38,112	1,870,537

Pharmaceuticals 1.6%
Teva Pharmaceutical Industries Ltd., ADR	328,088	17,198,373

		19,068,910

ITALY 0.1%
Capital Markets 0.1%
Banca Generali SpA	33,329	916,311

JAPAN 8.2%
Auto Components 0.5%
Denso Corp.	121,400	5,799,350

Automobiles 1.6%
Mazda Motor Corp.	308,000	1,445,420
Toyota Motor Corp.	240,200	14,381,403

		15,826,823

Beverages 0.2%
Coca-Cola East Japan Co. Ltd.	96,200	2,449,711

Capital Markets 0.0%†
Jafco Co. Ltd.	11,400	499,121

Chemicals 0.2%
Kureha Corp.	441,000	2,411,111

Commercial Services & Supplies 0.2%
Sohgo Security Services Co., Ltd.	86,900	2,085,422

Construction & Engineering 0.1%
Obayashi Corp.	165,000	1,178,441

Electrical Equipment 0.3%
Mabuchi Motor Co., Ltd.	37,000	2,805,622

Electronic Equipment, Instruments & Components 0.7%
Keyence Corp.	17,624	7,706,759

Health Care Technology 0.1%
M3, Inc.	79,800	1,270,508

Household Durables 0.2%
Rinnai Corp.	21,400	2,065,958

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery 2.2%
Daifuku Co. Ltd.	188,400	$2,642,345
Ebara Corp.	305,000	1,928,459
FANUC Corp.	49,200	8,496,243
Komatsu Ltd.	354,100	8,219,824
Minebea Co., Ltd.	136,000	1,532,289

		22,819,160

Metals & Mining 0.1%
Tokyo Steel Manufacturing Co., Ltd.	292,200	1,529,775

Pharmaceuticals 0.1%
Ono Pharmaceutical Co., Ltd.	14,300	1,256,388

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	164,000	2,029,252

Software 0.1%
Dwango Co. Ltd. (a)	55,500	1,463,641

Technology Hardware, Storage & Peripherals 0.2%
Seiko Epson Corp.	62,300	2,650,503

Tobacco 1.0%
Japan Tobacco, Inc.	285,000	10,391,702

Transportation Infrastructure 0.2%
Japan Airport Terminal Co., Ltd.	64,600	1,917,583

		88,156,830

MEXICO 1.4%
Beverages 0.4%
Fomento Economico Mexicano SAB de CV, ADR	43,420	4,066,283

Media 1.0%
Grupo Televisa SAB, ADR	325,581	11,170,684

		15,236,967

NETHERLANDS 2.2%
Food Products 0.9%
Unilever NV, CVA	221,946	9,715,259

Oil, Gas & Consumable Fuels 1.3%
Royal Dutch Shell PLC, Class B	313,604	13,629,266

		23,344,525

NORWAY 0.2%
Oil, Gas & Consumable Fuels 0.2%
BW LPG Ltd. (b)	174,900	2,563,274

PHILIPPINES 0.1%
Food Products 0.1%
Universal Robina Corp.	295,290	1,043,677

SINGAPORE 3.6%
Banks 1.2%
United Overseas Bank Ltd.	761,362	13,767,507

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Energy Equipment & Services 0.1%
Ezion Holdings Ltd.	837,400	$1,398,306

Industrial Conglomerates 1.0%
Keppel Corp., Ltd.	1,185,598	10,263,096

Semiconductors & Semiconductor Equipment 1.3%
Avago Technologies Ltd.	187,431	13,508,152

		38,937,061

SOUTH KOREA 2.7%
Auto Components 1.1%
Hyundai Mobis	42,531	11,944,537

Personal Products 0.1%
Amorepacific Corp.	770	1,159,794

Semiconductors & Semiconductor Equipment 1.5%
Samsung Electronics Co., Ltd.	10,690	13,960,601
Seoul Semiconductor Co. Ltd.	51,030	1,921,966

		15,882,567

		28,986,898

SPAIN 1.4%
Banks 0.2%
Bankinter SA	281,220	2,200,799

Biotechnology 0.1%
Grifols SA	23,969	1,309,665

Information Technology Services 0.8%
Amadeus IT Holding SA, Class A	218,562	9,009,845

Professional Services 0.3%
Applus Services SA*	140,698	2,909,132

		15,429,441

SWEDEN 2.2%
Communications Equipment 0.8%
Telefonaktiebolaget LM Ericsson, Class B	705,953	8,528,445

Diversified Financial Services 0.9%
Investor AB, Class B	275,642	10,328,633

Machinery 0.3%
Trelleborg AB, Class B	142,130	3,022,697

Pharmaceuticals 0.2%
Meda AB, Class A	98,220	1,705,146

		23,584,921

SWITZERLAND 7.6%
Capital Markets 1.7%
Julius Baer Group Ltd.*	178,394	7,349,714
UBS AG REG*	580,040	10,634,752

		17,984,466

Chemicals 1.3%
Clariant AG REG*	140,678	2,750,936
Syngenta AG REG	29,276	10,815,997

		13,566,933

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Consumer Finance 0.2%
Cembra Money Bank AG	28,400	$1,792,219

Electrical Equipment 0.9%
ABB Ltd. REG*	439,571	10,114,678

Food Products 0.5%
Aryzta AG*	25,070	2,374,233
Lindt & Spruengli AG — Participation Certificate	502	2,555,286

		4,929,519

Life Sciences Tools & Services 0.6%
Lonza Group AG REG*	57,830	6,288,929

Pharmaceuticals 2.3%
Novartis AG REG	104,415	9,455,654
Roche Holding AG	56,098	16,714,787

		26,170,441

Specialty Retail 0.1%
Dufry AG REG*	6,569	1,193,375

		82,040,560

TAIWAN 2.5%
Machinery 0.2%
Hiwin Technologies Corp.	179,000	2,208,005

Semiconductors & Semiconductor Equipment 1.9%
Advanced Semiconductor Engineering, Inc.	1,100,000	1,425,384
Hermes Microvision, Inc.	49,959	1,983,848
Taiwan Semiconductor Manufacturing Co., Ltd.	3,765,629	15,934,431
Vanguard International Semiconductor Corp.	833,000	1,338,565

		20,682,228

Technology Hardware, Storage & Peripherals 0.4%
Catcher Technology Co., Ltd.	469,000	4,376,857

		27,267,090

THAILAND 0.8%
Banks 0.8%
Kasikornbank PCL, NVDR	1,434,800	9,018,053

TURKEY 0.9%
Banks 0.9%
Akbank TAS	2,626,236	9,658,948

UNITED KINGDOM 16.3%
Capital Markets 0.8%
Aberdeen Asset Management PLC	1,140,437	8,850,711

Commercial Services & Supplies 0.1%
Rentokil Initial PLC	692,040	1,318,449

Diversified Financial Services 0.4%
London Stock Exchange Group PLC	133,040	4,567,612

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Health Care Equipment & Supplies 1.1%
Smith & Nephew PLC	661,297	$11,703,623

Hotels, Restaurants & Leisure 2.1%
Compass Group PLC	1,139,940	19,819,497
Merlin Entertainments PLC* (b)	394,976	2,420,839

		22,240,336

Household Durables 0.1%
Persimmon PLC*	57,210	1,246,016
Persimmon PLC* (c)	57,210	68,536

		1,314,552

Insurance 0.6%
St James’s Place PLC	477,689	6,223,183

Machinery 0.3%
Weir Group PLC (The)	79,170	3,547,409

Media 6.1%
British Sky Broadcasting Group PLC	1,111,961	17,196,879
Informa PLC	737,474	6,042,115
Reed Elsevier PLC	1,450,992	23,317,302
WPP PLC	813,875	17,735,868

		64,292,164

Multiline Retail 0.7%
Next PLC	67,975	7,525,044

Multi-Utilities 0.6%
Centrica PLC	1,278,543	6,832,055

Professional Services 0.2%
Hays PLC	888,770	2,221,499

Real Estate Management & Development 0.2%
Countrywide PLC	210,127	1,849,039

Specialty Retail 0.7%
Kingfisher PLC	1,146,243	7,036,671
Sports Direct International PLC*	67,500	815,668

		7,852,339

Tobacco 1.7%
British American Tobacco PLC	315,273	18,759,462

Trading Companies & Distributors 0.6%
Ashtead Group PLC	398,050	5,954,797

		175,052,274

Total Common Stocks (cost $777,389,876)		1,020,146,526

Exchange Traded Fund 0.1%
UNITED STATES 0.1%
iShares MSCI Emerging Markets ETF	37,310	1,612,911

Total Exchange Traded Fund (cost $1,527,098)		1,612,911

Mutual Fund 6.0%

	Shares	Market Value

Money Market Fund 6.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (d)	64,566,264	$64,566,264

Total Mutual Fund (cost $64,566,264)		64,566,264

Repurchase Agreements 0.5%

	Principal Amount

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $2,883,853, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $2,941,531. (e)	$2,883,847	2,883,847
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $3,000,008, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $3,060,000. (e)	3,000,000	3,000,000

Total Repurchase Agreements (cost $5,883,847)		5,883,847

Total Investments (cost $849,367,085) (f) —101.2%		1,092,209,548
Liabilities in excess of other assets — (1.2)%		(12,503,307)

NET ASSETS — 100.0%		$1,079,706,241

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $5,741,067.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2014 was $6,054,717 which represents 0.56% of net assets.

(c)	Fair valued security.

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

(d)	Represents 7-day effective yield as of June 30, 2014.

(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $5,883,847.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CN	China

CVA	Dutch Certificate

ETF	Exchange Traded Fund

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

SCA	Limited partnership with share capital

SE	European Public Limited Liability Company

SpA	Limited Share Company

TAS	Joint Stock Company

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi- Manager International Growth Fund
Assets:
Investments, at value *(cost $843,483,238)	$1,086,325,701
Repurchase agreements, at value (cost $5,883,847)	5,883,847

Total Investments, at value (total cost $849,367,085)	1,092,209,548

Cash	25,358
Foreign currencies, at value (cost $1,327,047)	1,331,583
Dividends receivable	1,682,009
Security lending income receivable	7,232
Receivable for investments sold	1,539,003
Receivable for capital shares issued	430,375
Reclaims receivable	1,359,301
Prepaid expenses	6,002

Total Assets	1,098,590,411

Liabilities:
Payable for investments purchased	11,040,829
Payable for capital shares redeemed	853,079
Payable upon return of securities loaned (Note 2)	5,883,847
Accrued expenses and other payables:
Investment advisory fees	743,441
Fund administration fees	28,667
Distribution fees	33,943
Administrative servicing fees	48,263
Accounting and transfer agent fees	2,507
Trustee fees	446
Deferred capital gain country tax	208,230
Custodian fees	4,908
Compliance program costs (Note 3)	825
Professional fees	10,588
Printing fees	23,588
Other	1,009

Total Liabilities	18,884,170

Net Assets	$1,079,706,241

Represented by:
Capital	$729,754,885
Accumulated undistributed net investment income	4,596,392
Accumulated net realized gains from investments and foreign currency transactions	102,677,351
Net unrealized appreciation/(depreciation) from investments†	242,634,233
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	43,380

Net Assets	$1,079,706,241

*	Includes value of securities on loan of $5,741,067 (Note 2).
†	Net of $208,230 of deferred capital gain country tax.

12

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund
Net Assets:
Class I Shares	$117,097,535
Class II Shares	164,724,177
Class Y Shares	797,884,529

Total	$1,079,706,241

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	9,258,979
Class II Shares	13,079,565
Class Y Shares	63,074,222

Total	85,412,766

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.65
Class II Shares	$12.59
Class Y Shares	$12.65

The accompanying notes are an integral part of these financial statements.

13

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund
INVESTMENT INCOME:
Dividend income	$17,308,991
Income from securities lending (Note 2)	42,837
Other income	2,000
Foreign tax withholding	(1,661,430)

Total Income	15,692,398

EXPENSES:
Investment advisory fees	4,370,371
Fund administration fees	166,692
Distribution fees Class II Shares (a)	4
Distribution fees Class II Shares (b)	203,666
Administrative servicing fees Class I Shares	25,925
Administrative servicing fees Class II Shares (b)	122,200
Administrative servicing fees Class III Shares (c)	54,555
Professional fees	52,804
Printing fees	10,177
Trustee fees	16,183
Custodian fees	19,128
Accounting and transfer agent fees	7,256
Compliance program costs (Note 3)	1,670
Other	16,708

Total expenses before earnings credit	5,067,339

Earnings credit (Note 5)	(11)

Net Expenses	5,067,328

NET INVESTMENT INCOME	10,625,070

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions †	51,144,766
Net realized losses from foreign currency transactions (Note 2)	(10,994)

Net realized gains from investments and foreign currency transactions	51,133,772

Net change in unrealized appreciation/(depreciation) from investments ††	(1,495,055)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(6,707)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(1,501,762)

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	49,632,010

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$60,257,080

(a)	Effective February 7, 2014, Class II Shares were liquidated.
(b)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.
(c)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.
†	Net of capital gain country taxes of $3,291.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $208,230.

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$10,625,070	$12,212,331
Net realized gains from investments and foreign currency transactions	51,133,772	61,990,898
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(1,501,762)	110,158,637

Change in net assets resulting from operations	60,257,080	184,361,866

Distributions to Shareholders From:
Net investment income:
Class I	(2,093)	(2,006)
Class II (a)	–	(135)
Class II (b)	(1,718,174)	(1,611,154)
Class III (c)	(1,278,022)	(1,368,302)
Class Y	(9,011,568)	(9,562,125)

Change in net assets from shareholder distributions	(12,009,857)	(12,543,722)

Change in net assets from capital transactions	(1,611,457)	(5,275,764)

Change in net assets	46,635,766	166,542,380

Net Assets:
Beginning of period	1,033,070,475	866,528,095

End of period	$1,079,706,241	$1,033,070,475

Accumulated undistributed net investment income at end of period	$4,596,392	$5,981,179

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,832,191	$134,317
Proceeds from shares issued from class conversion	112,670,019	–
Dividends reinvested	2,093	2,006
Cost of shares redeemed	(2,981,358)	(37,285)

Total Class I Shares	111,522,945	99,038

Class II Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	135
Cost of shares redeemed	(12,243)	–

Total Class II Shares	(12,243)	135

Class II Shares (b)
Proceeds from shares issued	3,647,636	7,246,512
Dividends reinvested	1,718,174	1,611,154
Cost of shares redeemed	(15,667,833)	(34,175,889)

Total Class II Shares	(10,302,023)	(25,318,223)

Class III Shares (c)
Proceeds from shares issued	554,936	3,561,956
Dividends reinvested	1,278,022	1,368,302
Cost of shares redeemed from class conversion	(112,670,019)	–
Cost of shares redeemed	(4,837,860)	(17,890,239)

Total Class III Shares	(115,674,921)	(12,959,981)

15

Statements of Changes in Net Assets (continued)

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$30,247,777	$45,891,165
Dividends reinvested	9,011,568	9,562,125
Cost of shares redeemed	(26,404,560)	(22,550,023)

Total Class Y Shares	12,854,785	32,903,267

Change in net assets from capital transactions	$(1,611,457)	$(5,275,764)

SHARE TRANSACTIONS:
Class I Shares
Issued	147,879	12,226
Issued in class conversion	9,334,793	–
Reinvested	173	174
Redeemed	(240,991)	(3,284)

Total Class I Shares	9,241,854	9,116

Class II Shares (a)
Issued	–	–
Reinvested	–	12
Redeemed	(1,046)	–

Total Class II Shares	(1,046)	12

Class II Shares (b)
Issued	301,399	681,339
Reinvested	142,469	141,011
Redeemed	(1,291,728)	(3,142,386)

Total Class II Shares	(847,860)	(2,320,036)

Class III Shares (c)
Issued	46,189	334,893
Reinvested	105,709	119,130
Redeemed in class conversion	(9,350,209)	–
Redeemed	(402,754)	(1,645,124)

Total Class III Shares	(9,601,065)	(1,191,101)

Class Y Shares
Issued	2,488,599	4,225,325
Reinvested	744,142	830,156
Redeemed	(2,176,997)	(2,058,531)

Total Class Y Shares	1,055,744	2,996,950

Total change in shares	(152,373)	(505,059)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 7, 2014, Class II Shares were liquidated.
(b)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.
(c)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimburs ements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.08	0.23	0.48	0.71	(0.14)	–	(0.14)	–	$12.65	5.92%		$117,097,535	1.03%	3.80%	1.03%	26.08%
Year Ended December 31, 2013 (e)	$10.08	0.12	2.03	2.15	(0.15)	–	(0.15)	–	$12.08	21.36%		$206,920	1.03%	1.08%	1.03%	57.20%
Year Ended December 31, 2012 (e)	$8.76	0.11	1.28	1.39	(0.07)	–	(0.07)	–	$10.08	15.92%		$80,739	0.91%	1.20%	0.91%	56.29%
Year Ended December 31, 2011 (e)	$9.78	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.76	(9.32%	)	$20,958	1.04%	1.47%	1.04%	60.60%
Year Ended December 31, 2010 (e)	$8.65	0.09	1.11	1.20	(0.07)	–	(0.07)	–	$9.78	14.14%		$23,605	1.07%	1.02%	1.07%	73.62%
Year Ended December 31, 2009 (e)	$6.44	0.09	2.21	2.30	(0.07)	(0.02)	(0.09)	–	$8.65	36.51%		$19,732	0.95%	1.26%	0.95%	68.15%

Class II Shares (f)
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.04	0.10	0.58	0.68	(0.13)	–	(0.13)	–	$12.59	5.68%		$164,724,177	1.30%	1.73%	1.30%	26.08%
Year Ended December 31, 2013 (e)	$10.04	0.11	2.00	2.11	(0.11)	–	(0.11)	–	$12.04	21.08%		$167,668,471	1.31%	1.02%	1.31%	57.20%
Year Ended December 31, 2012 (e)	$8.72	0.09	1.26	1.35	(0.03)	–	(0.03)	–	$10.04	15.52%		$163,124,644	1.31%	0.95%	1.31%	56.29%
Year Ended December 31, 2011 (e)	$9.74	0.12	(1.04)	(0.92)	(0.10)	–	(0.10)	–	$8.72	(9.62%	)	$168,494,297	1.31%	1.21%	1.31%	60.60%
Year Ended December 31, 2010 (e)	$8.62	0.07	1.10	1.17	(0.05)	–	(0.05)	–	$9.74	13.80%		$198,793,414	1.34%	0.76%	1.34%	73.62%
Year Ended December 31, 2009 (e)	$6.42	0.07	2.20	2.27	(0.05)	(0.02)	(0.07)	–	$8.62	36.11%		$271,040,423	1.35%	1.02%	1.35%	68.15%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$12.08	0.13	0.58	0.71	(0.14)	–	(0.14)	–	$12.65	5.96%		$797,884,529	0.90%	2.15%	0.90%	26.08%
Year Ended December 31, 2013 (e)	$10.08	0.15	2.01	2.16	(0.16)	–	(0.16)	–	$12.08	21.48%		$749,362,850	0.91%	1.39%	0.91%	57.20%
Year Ended December 31, 2012 (e)	$8.76	0.12	1.27	1.39	(0.07)	–	(0.07)	–	$10.08	15.92%		$594,737,575	0.91%	1.32%	0.91%	56.29%
Year Ended December 31, 2011 (e)	$9.78	0.15	(1.03)	(0.88)	(0.14)	–	(0.14)	–	$8.76	(9.20%	)	$485,228,366	0.91%	1.55%	0.91%	60.60%
Year Ended December 31, 2010 (e)	$8.65	0.09	1.12	1.21	(0.08)	–	(0.08)	–	$9.78	14.26%		$392,619,520	0.93%	0.99%	0.93%	73.62%
Year Ended December 31, 2009 (e)	$6.43	0.09	2.22	2.31	(0.07)	(0.02)	(0.09)	–	$8.65	36.71%		$162,330,746	0.95%	1.26%	0.95%	68.15%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares and maintained the performance history of Class VI.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or,

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,044,414	$—	$5,044,414
Air Freight & Logistics	—	7,916,335	—	7,916,335
Auto Components	4,059,406	22,750,968	—	26,810,374

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Automobiles	$—	$26,369,133	$—	$26,369,133
Banks	11,341,412	43,291,239	—	54,632,651
Beverages	4,066,283	27,214,860	—	31,281,143
Biotechnology	—	6,803,622	—	6,803,622
Building Products	—	1,248,204	—	1,248,204
Capital Markets	2,572,328	30,841,236	—	33,413,564
Chemicals	6,763,855	15,978,044	—	22,741,899
Commercial Services & Supplies	—	12,392,266	—	12,392,266
Communications Equipment	—	8,528,445	—	8,528,445
Construction & Engineering	—	2,641,137	—	2,641,137
Construction Materials	1,870,537	2,534,855	—	4,405,392
Consumer Finance	—	1,792,219	—	1,792,219
Containers & Packaging	—	14,065,747	—	14,065,747
Diversified Consumer Services	—	1,603,320	—	1,603,320
Diversified Financial Services	17,666,585	26,126,515	—	43,793,100
Diversified Telecommunication Services	—	1,665,613	—	1,665,613
Electrical Equipment	—	29,131,659	—	29,131,659
Electronic Equipment, Instruments & Components	—	7,706,759	—	7,706,759
Energy Equipment & Services	5,982,859	1,398,306	—	7,381,165
Food & Staples Retailing	2,040,169	—	—	2,040,169
Food Products	6,902,896	15,688,455	—	22,591,351
Gas Utilities	—	2,792,852	—	2,792,852
Health Care Equipment & Supplies	—	14,255,957	—	14,255,957
Health Care Providers & Services	—	2,093,007	—	2,093,007
Health Care Technology	—	1,270,508	—	1,270,508
Hotels, Restaurants & Leisure	—	42,531,883	—	42,531,883
Household Durables	—	6,552,784	—	6,552,784
Industrial Conglomerates	—	22,202,737	—	22,202,737
Information Technology Services	12,928,376	11,246,843	—	24,175,219
Insurance	8,124,759	18,680,462	—	26,805,221
Internet & Catalog Retail	3,156,449	—	—	3,156,449
Internet Software & Services	15,746,906	4,624,740	—	20,371,646
Life Sciences Tools & Services	—	7,797,022	—	7,797,022
Machinery	—	31,597,271	—	31,597,271
Media	11,170,684	81,651,740	—	92,822,424
Metals & Mining	—	3,691,828	—	3,691,828
Multiline Retail	2,739,112	7,525,044	—	10,264,156
Multi-Utilities	—	6,832,055	—	6,832,055
Oil, Gas & Consumable Fuels	40,539,550	39,502,903	—	80,042,453
Personal Products	—	1,159,794	—	1,159,794
Pharmaceuticals	17,198,373	58,105,394	—	75,303,767
Professional Services	—	6,649,071	—	6,649,071
Real Estate Management & Development	—	1,849,039	—	1,849,039
Road & Rail	7,502,588	—	—	7,502,588
Semiconductors & Semiconductor Equipment	13,508,152	42,565,755	—	56,073,907
Software	—	17,762,099	—	17,762,099
Specialty Retail	—	9,045,714	—	9,045,714
Technology Hardware, Storage & Peripherals	—	7,027,360	—	7,027,360
Textiles, Apparel & Luxury Goods	—	17,342,007	—	17,342,007
Thrifts & Mortgage Finance	—	3,767,969	—	3,767,969
Tobacco	—	29,151,164	—	29,151,164

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Trading Companies & Distributors	$—	$5,954,797	$—	$5,954,797
Transportation Infrastructure	—	6,302,097	—	6,302,097
Total Common Stocks	$195,881,279	$824,265,247	$—	$1,020,146,526
Exchange Traded Fund	1,612,911	—	—	1,612,911
Mutual Fund	64,566,264	—	—	64,566,264
Repurchase Agreements	—	5,883,847	—	5,883,847
Total	$262,060,454	$830,149,094	$—	$1,092,209,548

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilites
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
Credit Suisse (USA) LLC	$2,883,847	$—	$2,883,847	$(2,883,847)	$—
Goldman Sachs & Co.	3,000,000	—	3,000,000	(3,000,000)	—
Total	$5,883,847	$—	$5,883,847	$(5,883,847)	$—

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisors, Inc.
American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.85%
$1 billion and more	0.80%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate was 0.85%.

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA had entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.96% for all share classes until April 30, 2015.

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $166,692 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,670.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund.

For the six months ended June 30, 2014, NFS earned $202,680 in administrative services fees from the Fund.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, and period from May 1, 2014 (commencement of operations) through June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.13% and 0.15% for Class I and Class II shares, respectively. For the period from January 1, 2014 through April 25, 2015, the effective rate for administrative services fees that NFS earned was 0.15% for Class III shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014, and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $3,173 and $6,413, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $256,086,864 and sales of $266,415,448 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $10,237 of brokerage commissions.

11.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$851,782,235	$247,052,601	$(6,625,288)	$240,427,313

27

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

12.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi-Manager International Growth Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

29

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Advisers’ personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares were ranked within the fourth and the second quintile, respectively, of the Fund’s expense group. The Trustees considered that the Fund’s actual advisory fee rate was less than one basis point above the median of the Fund’s expense group and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was 7.8 basis points below the median of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may

30

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

31

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

32

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

33

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

34

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

36

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

37

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

38

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

39

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

40

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

41

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

SAR-MM-LCV 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi-Manager Large Cap Value Fund

Asset Allocation†

Common Stocks	99.0%
Repurchase Agreements	1.1%
Mutual Fund	0.7%
Exchange Traded Fund	0.2%
Liabilities in excess of other assets	(1.0)%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	12.0%
Banks	10.9%
Insurance	7.5%
Pharmaceuticals	7.0%
Capital Markets	4.4%
Health Care Providers & Services	4.1%
Real Estate Investment Trusts (REITs)	3.3%
Technology Hardware, Storage & Peripherals	3.1%
Energy Equipment & Services	3.0%
Semiconductors & Semiconductor Equipment	2.9%
Other Industries*	41.8%
100.0%

Top Holdings††

JPMorgan Chase & Co.	3.2%
Merck & Co., Inc.	2.4%
MetLife, Inc.	2.3%
Wells Fargo & Co.	2.3%
Citigroup, Inc.	2.0%
Exxon Mobil Corp.	1.9%
Chevron Corp.	1.8%
Goldman Sachs Group, Inc. (The)	1.8%
Occidental Petroleum Corp.	1.8%
Cisco Systems, Inc.	1.6%
Other Holdings*	78.9%
100.0%

Top Countries††

United States	90.2%
United Kingdom	1.5%
Canada	1.3%
Switzerland	1.1%
Bermuda	1.0%
Ireland	0.9%
South Korea	0.6%
Italy	0.5%
Sweden	0.4%
Japan	0.4%
Other Countries*	2.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Multi-Manager Large Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Value Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,078.00	4.07	0.79
	Hypothetical	(a)(b)	1,000.00	1,020.88	3.96	0.79
Class II Shares	Actual	(a)	1,000.00	1,076.60	5.35	1.04
	Hypothetical	(a)(b)	1,000.00	1,019.64	5.21	1.04
Class Y Shares	Actual	(a)	1,000.00	1,078.70	3.30	0.64
	Hypothetical	(a)(b)	1,000.00	1,021.62	3.21	0.64

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.0%

	Shares	Market Value

AUSTRALIA 0.3%
Beverages 0.3%
Treasury Wine Estates Ltd.	1,363,504	$6,439,110

BERMUDA 1.0%
Hotels, Restaurants & Leisure 0.3%
Norwegian Cruise Line Holdings Ltd.*	165,900	5,259,030

Insurance 0.7%
Everest Re Group Ltd.	42,148	6,764,332
Validus Holdings Ltd.	176,270	6,740,565

		13,504,897

		18,763,927

CANADA 1.3%
Media 0.4%
Quebecor, Inc., Class B	277,900	6,724,500

Metals & Mining 0.2%
Barrick Gold Corp.	175,900	3,218,970

Oil, Gas & Consumable Fuels 0.7%
Canadian Natural Resources Ltd.	324,390	14,892,745

		24,836,215

FRANCE 0.2%
Trading Companies & Distributors 0.2%
Rexel SA	189,125	4,423,188

IRELAND 1.0%
Electrical Equipment 0.6%
Eaton Corp. PLC	120,805	9,323,730

Health Care Equipment & Supplies 0.2%
Covidien PLC	37,840	3,412,411

Machinery 0.1%
Pentair PLC	35,770	2,579,732

Pharmaceuticals 0.1%
Endo International PLC*	37,330	2,613,847

		17,929,720

ITALY 0.5%
Gas Utilities 0.5%
Snam SpA	1,498,575	9,025,807

JAPAN 0.4%
Wireless Telecommunication Services 0.4%
NTT DOCOMO, Inc.	445,600	7,606,752

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	26,523	3,781,384

SINGAPORE 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Avago Technologies Ltd.	87,520	6,307,566

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	8,112	$10,593,863

SWEDEN 0.4%
Household Durables 0.4%
Electrolux AB	302,046	7,622,641

SWITZERLAND 1.1%
Capital Markets 0.4%
Julius Baer Group Ltd.*	203,445	8,381,798

Commercial Services & Supplies 0.2%
Tyco International Ltd.	63,690	2,904,264

Pharmaceuticals 0.5%
Roche Holding AG	32,390	9,650,824

		20,936,886

UNITED KINGDOM 1.5%
Beverages 0.2%
Diageo PLC	110,463	3,518,147

Metals & Mining 0.3%
Rio Tinto PLC, ADR(a)	106,910	5,803,075

Pharmaceuticals 0.2%
AstraZeneca PLC, ADR	49,005	3,641,562

Tobacco 0.8%
Imperial Tobacco Group PLC	355,219	15,980,614

		28,943,398

UNITED STATES 90.2%
Aerospace & Defense 0.9%
Exelis, Inc.	231,080	3,923,738
Honeywell International, Inc.	84,390	7,844,051
Lockheed Martin Corp.	32,380	5,204,437

		16,972,226

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	86,795	8,910,375

Airlines 0.3%
Delta Air Lines, Inc.	152,470	5,903,638

Auto Components 0.4%
Johnson Controls, Inc.	156,240	7,801,063

Automobiles 0.6%
Ford Motor Co.	209,600	3,613,504
General Motors Co.	212,080	7,698,504

		11,312,008

Banks 11.0%
Bank of America Corp.	1,639,850	25,204,495
Citigroup, Inc.	801,470	37,749,237
Comerica, Inc.	131,520	6,597,043
Fifth Third Bancorp	462,620	9,876,937
JPMorgan Chase & Co.	1,040,655	59,962,542
PNC Financial Services Group, Inc. (The)	221,385	19,714,334

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Banks (continued)
Regions Financial Corp.	253,320	$2,690,258
Wells Fargo & Co.	822,120	43,210,627

		205,005,473

Beverages 0.8%
Coca-Cola Enterprises, Inc.	102,510	4,897,928
Molson Coors Brewing Co., Class B	50,850	3,771,036
PepsiCo, Inc.	63,190	5,645,394

		14,314,358

Biotechnology 0.7%
Amgen, Inc.	43,520	5,151,462
Vertex Pharmaceuticals, Inc.*	75,325	7,131,771

		12,283,233

Building Products 0.5%
Armstrong World Industries, Inc.*	94,717	5,439,597
Owens Corning, Inc.	98,820	3,822,358

		9,261,955

Capital Markets 4.0%
Ameriprise Financial, Inc.	109,568	13,148,160
Goldman Sachs Group, Inc. (The)	200,537	33,577,915
Invesco Ltd.	74,900	2,827,475
Morgan Stanley	272,910	8,823,180
Northern Trust Corp.	122,740	7,881,135
Raymond James Financial, Inc.	73,900	3,748,947
TD Ameritrade Holding Corp.	157,430	4,935,431

		74,942,243

Chemicals 1.3%
Cabot Corp.	60,500	3,508,395
Celanese Corp.	146,250	9,400,950
Dow Chemical Co. (The)	83,650	4,304,629
LyondellBasell Industries NV, Class A	77,240	7,542,486

		24,756,460

Commercial Services & Supplies 0.2%
Republic Services, Inc.	93,220	3,539,563

Communications Equipment 1.6%
Cisco Systems, Inc.	1,237,240	30,745,414

Construction & Engineering 0.6%
Fluor Corp.	44,090	3,390,521
KBR, Inc.	209,845	5,004,803
URS Corp.	66,470	3,047,650

		11,442,974

Construction Materials 0.6%
Martin Marietta Materials, Inc. (a)	56,650	7,480,633
Vulcan Materials Co.	66,380	4,231,725

		11,712,358

Consumer Finance 0.7%
Discover Financial Services	201,660	12,498,887

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Containers & Packaging 0.4%
Crown Holdings, Inc.*	67,020	$3,334,915
Packaging Corp. of America	58,810	4,204,327

		7,539,242

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B*	146,830	18,582,805
Voya Financial, Inc.	325,960	11,845,386

		30,428,191

Diversified Telecommunication Services 0.8%
AT&T, Inc.	109,190	3,860,958
Frontier Communications Corp. (a)	1,182,080	6,903,347
Verizon Communications, Inc.	85,260	4,171,772

		14,936,077

Electric Utilities 2.1%
American Electric Power Co., Inc.	56,960	3,176,659
Edison International	295,430	17,167,437
Exelon Corp.	118,590	4,326,163
PPL Corp.	66,560	2,364,877
Xcel Energy, Inc.	362,655	11,688,371

		38,723,507

Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.*	87,090	5,261,107

Energy Equipment & Services 3.0%
Baker Hughes, Inc.	86,970	6,474,917
Cameron International Corp.*	41,320	2,797,777
Halliburton Co.	246,875	17,530,593
National Oilwell Varco, Inc.	205,105	16,890,397
Schlumberger Ltd.	105,770	12,475,572

		56,169,256

Food & Staples Retailing 1.7%
CVS Caremark Corp.	124,710	9,399,393
Kroger Co. (The)	94,330	4,662,732
Rite Aid Corp.*	469,490	3,366,243
Wal-Mart Stores, Inc.	185,765	13,945,378

		31,373,746

Food Products 1.3%
Archer-Daniels-Midland Co.	154,080	6,796,469
Bunge Ltd.	45,250	3,422,710
Ingredion, Inc.	111,535	8,369,586
Tyson Foods, Inc., Class A	143,840	5,399,754

		23,988,519

Health Care Equipment & Supplies 0.6%
Abbott Laboratories	220,200	9,006,180
Stryker Corp.	32,060	2,703,299

		11,709,479

Health Care Providers & Services 4.2%
Aetna, Inc.	263,495	21,364,174
Cardinal Health, Inc.	214,980	14,739,029

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Providers & Services (continued)
Cigna Corp.	86,110	$7,919,537
Express Scripts Holding Co.*	52,640	3,649,531
HCA Holdings, Inc.*	128,710	7,256,670
Laboratory Corp of America Holdings*	27,900	2,856,960
McKesson Corp.	38,250	7,122,533
Omnicare, Inc.	50,960	3,392,407
UnitedHealth Group, Inc.	36,260	2,964,255
WellPoint, Inc.	61,980	6,669,668

		77,934,764

Hotels, Restaurants & Leisure 0.7%
Aramark	54,400	1,407,872
Carnival Corp.	154,170	5,804,501
Royal Caribbean Cruises Ltd.	103,610	5,760,716

		12,973,089

Household Durables 0.6%
Lennar Corp., Class A	185,105	7,770,708
Toll Brothers, Inc.*	79,800	2,944,620

		10,715,328

Household Products 0.6%
Procter & Gamble Co. (The)	147,980	11,629,748

Independent Power and Renewable Electricity Producers 1.3%
AES Corp. (The)	492,060	7,651,533
NRG Energy, Inc.	426,610	15,869,892

		23,521,425

Industrial Conglomerates 0.5%
General Electric Co.	364,420	9,576,958

Information Technology Services 1.0%
Booz Allen Hamilton Holding Corp.	128,325	2,725,623
Computer Sciences Corp.	50,750	3,207,400
Teradata Corp.*	307,400	12,357,480

		18,290,503

Insurance 6.8%
Allstate Corp. (The)	68,580	4,027,018
American International Group, Inc.	505,325	27,580,639
Genworth Financial, Inc., Class A*	141,690	2,465,406
Hartford Financial Services Group, Inc. (The)	171,660	6,147,145
MetLife, Inc.	795,765	44,212,703
Principal Financial Group, Inc.	235,130	11,869,362
Prudential Financial, Inc.	120,330	10,681,694
Reinsurance Group of America, Inc.	162,745	12,840,581
Travelers Cos., Inc. (The)	44,020	4,140,961
Unum Group	80,700	2,805,132

		126,770,641

Internet Software & Services 0.6%
Google, Inc., Class A*	3,350	1,958,645
Google, Inc., Class C*	5,150	2,962,692
Yahoo!, Inc.*	159,020	5,586,372

		10,507,709

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	64,660	$3,714,070
Thermo Fisher Scientific, Inc.	66,680	7,868,240

		11,582,310

Machinery 1.1%
Caterpillar, Inc.	17,480	1,899,552
Cummins, Inc.	82,051	12,659,648
Illinois Tool Works, Inc.	18,330	1,604,975
PACCAR, Inc.	84,750	5,324,843

		21,489,018

Media 2.5%
Comcast Corp., Class A	139,780	7,503,390
DIRECTV*	63,110	5,364,981
News Corp., Class A*	144,350	2,589,639
Omnicom Group, Inc.	59,820	4,260,380
Time Warner Cable, Inc.	18,050	2,658,765
Twenty-First Century Fox, Inc., Class A	153,010	5,378,302
Viacom, Inc., Class B	62,590	5,428,431
Walt Disney Co. (The)	150,060	12,866,145

		46,050,033

Metals & Mining 0.7%
Reliance Steel & Aluminum Co.	183,400	13,518,414

Multiline Retail 1.0%
Kohl’s Corp.	116,075	6,114,831
Macy’s, Inc.	99,290	5,760,806
Nordstrom, Inc.	104,265	7,082,721

		18,958,358

Multi-Utilities 0.9%
Alliant Energy Corp.	38,590	2,348,587
PG&E Corp.	218,850	10,509,177
Sempra Energy	30,250	3,167,478

		16,025,242

Oil, Gas & Consumable Fuels 11.3%
Anadarko Petroleum Corp.	181,170	19,832,680
Cabot Oil & Gas Corp.	214,935	7,337,881
Chesapeake Energy Corp.	73,160	2,273,813
Chevron Corp.	267,199	34,882,829
Cobalt International Energy, Inc.*	556,146	10,205,279
EOG Resources, Inc.	43,440	5,076,398
Exxon Mobil Corp.	365,360	36,784,446
Hess Corp.	90,200	8,919,878
HollyFrontier Corp.	173,600	7,584,584
Marathon Oil Corp.	71,860	2,868,651
Marathon Petroleum Corp.	96,760	7,554,053
Occidental Petroleum Corp.	325,730	33,429,670
Phillips 66	66,100	5,316,423
Pioneer Natural Resources Co.	27,040	6,214,062
QEP Resources, Inc.	275,685	9,511,133
Southwestern Energy Co.*	192,720	8,766,833
Valero Energy Corp.	121,250	6,074,625

		212,633,238

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Personal Products 0.4%
Avon Products, Inc.	165,680	$2,420,585
Coty, Inc., Class A	323,114	5,534,943

		7,955,528

Pharmaceuticals 6.2%
AbbVie, Inc.	103,250	5,827,430
Bristol-Myers Squibb Co.	359,020	17,416,060
Eli Lilly & Co.	171,135	10,639,463
Johnson & Johnson	67,600	7,072,312
Merck & Co., Inc.	771,080	44,606,978
Mylan, Inc.*	78,670	4,056,225
Pfizer, Inc.	900,370	26,722,982

		116,341,450

Real Estate Investment Trusts (REITs) 3.3%
AvalonBay Communities, Inc.	69,600	9,896,423
Boston Properties, Inc.	58,140	6,870,985
DDR Corp.	154,390	2,721,896
Equity Lifestyle Properties, Inc.	207,230	9,151,277
Federal Realty Investment Trust	32,740	3,958,921
Plum Creek Timber Co., Inc.	111,715	5,038,347
Public Storage	28,570	4,895,470
Simon Property Group, Inc.	23,210	3,859,359
SL Green Realty Corp.	21,600	2,363,256
Two Harbors Investment Corp.	360,605	3,779,140
Vornado Realty Trust	32,660	3,485,802
Weyerhaeuser Co.	164,515	5,443,801

		61,464,677

Real Estate Management & Development 0.3%
Realogy Holdings Corp.*	151,575	5,715,893

Road & Rail 0.7%
Norfolk Southern Corp.	72,300	7,449,069
Swift Transportation Co.*	175,180	4,419,791
Union Pacific Corp.	18,118	1,807,271

		13,676,131

Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc.	262,580	5,921,179
Intel Corp.	161,400	4,987,260
Maxim Integrated Products, Inc.	389,750	13,177,447
Texas Instruments, Inc.	177,590	8,487,026
Xilinx, Inc.	115,760	5,476,606

		38,049,518

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Software 1.6%
Activision Blizzard, Inc.	563,840	$12,573,632
Microsoft Corp.	135,360	5,644,512
PTC, Inc.*	128,060	4,968,728
Symantec Corp.	255,800	5,857,820

		29,044,692

Specialty Retail 0.4%
GNC Holdings, Inc., Class A	244,230	8,328,243

Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	164,325	15,270,722
EMC Corp.	808,550	21,297,207
Hewlett-Packard Co.	414,510	13,960,697
Western Digital Corp.	94,910	8,760,193

		59,288,819

Textiles, Apparel & Luxury Goods 0.3%
PVH Corp.	43,570	5,080,262

Tobacco 0.4%
Lorillard, Inc.	54,140	3,300,916
Philip Morris International, Inc.	47,130	3,973,530

		7,274,446

Trading Companies & Distributors 0.5%
WESCO International, Inc.*	118,115	10,202,774

		1,686,130,563

Total Common Stocks (cost $1,494,715,459)		1,853,341,020

Exchange Traded Fund 0.2%
UNITED STATES 0.2%
iShares Russell 1000 Value ETF (a)	33,670	3,409,761

Total Exchange Traded Fund (cost $3,293,732)		3,409,761

Mutual Fund 0.7%
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	13,871,936	13,871,936

Total Mutual Fund (cost $13,871,936)		13,871,936

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Repurchase Agreements 1.1%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $4,000,011, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $4,080,099.(c)	$4,000,000	$4,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $8,858,140, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $9,035,306.(c)	8,858,120	8,858,120
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $7,000,019, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $7,140,000.(c)	7,000,000	7,000,000

Total Repurchase Agreements (cost $19,858,120)		19,858,120

Total Investments (cost $1,531,739,247) (d) —101.0%		1,890,480,837
Liabilities in excess of other assets — (1.0)%		(19,474,501)

NET ASSETS — 100.0%		$1,871,006,336

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $19,468,793.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $19,858,120.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ETF	Exchange Traded Fund

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
Assets:
Investments, at value* (cost $1,511,881,127)	$1,870,622,717
Repurchase agreements, at value (cost $19,858,120)	19,858,120

Total Investments, at value (total cost $1,531,739,247)	1,890,480,837

Foreign currencies, at value (cost $5)	5
Dividends receivable	2,525,605
Security lending income receivable	7,422
Receivable for investments sold	3,139,276
Receivable for capital shares issued	1,143,141
Reclaims receivable	317,991
Prepaid expenses	10,450

Total Assets	1,897,624,727

Liabilities:
Payable for investments purchased	5,301,748
Payable for capital shares redeemed	433,865
Payable upon return of securities loaned (Note 2)	19,858,120
Accrued expenses and other payables:
Investment advisory fees	904,632
Fund administration fees	44,424
Distribution fees	17,766
Administrative servicing fees	15,014
Accounting and transfer agent fees	1,466
Trustee fees	744
Custodian fees	9,581
Compliance program costs (Note 3)	1,437
Professional fees	14,738
Printing fees	13,463
Other	1,393

Total Liabilities	26,618,391

Net Assets	$1,871,006,336

Represented by:
Capital	$1,207,725,266
Accumulated undistributed net investment income	17,183,262
Accumulated net realized gains from investments and foreign currency transactions	287,343,213
Net unrealized appreciation/(depreciation) from investments	358,741,590
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	13,005

Net Assets	$1,871,006,336

*	Includes value of securities on loan of $19,468,793 (Note 2).

11

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
Net Assets:
Class I Shares	$32,782,484
Class II Shares	86,850,402
Class Y Shares	1,751,373,450

Total	$1,871,006,336

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,552,106
Class II Shares	6,792,958
Class Y Shares	136,022,898

Total	145,367,962

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.85
Class II Shares	$12.79
Class Y Shares	$12.88

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
INVESTMENT INCOME:
Dividend income	$21,348,307
Income from securities lending (Note 2)	48,530
Foreign tax withholding	(226,710)

Total Income	21,170,127

EXPENSES:
Investment advisory fees	5,576,967
Fund administration fees	264,826
Distribution fees Class II Shares	99,644
Administrative servicing fees Class I Shares	22,567
Administrative servicing fees Class II Shares	59,786
Professional fees	46,680
Printing fees	5,998
Trustee fees	26,504
Custodian fees	32,701
Accounting and transfer agent fees	119
Compliance program costs (Note 3)	2,838
Other	26,854

Total expenses before earnings credit and fees waived	6,165,484

Earnings credit (Note 4)	(323)
Investment advisory fees waived (Note 3)	(327,606)

Net Expenses	5,837,555

NET INVESTMENT INCOME	15,332,572

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	117,670,096
Net realized losses from foreign currency transactions (Note 2)	(12,084)

Net realized gains from investments and foreign currency transactions	117,658,012

Net change in unrealized appreciation/(depreciation) from investments	4,148,971
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(971)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	4,148,000

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	121,806,012

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$137,138,584

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$15,332,572	$22,262,160
Net realized gains from investments and foreign currency transactions	117,658,012	180,686,479
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	4,148,000	268,892,845

Change in net assets resulting from operations	137,138,584	471,841,484

Distributions to Shareholders From:
Net investment income:
Class I	–	(380,197)
Class II	–	(809,055)
Class Y	–	(22,973,148)
Net realized gains:
Class I	–	(1,334,102)
Class II	–	(3,278,488)
Class Y	–	(72,481,063)

Change in net assets from shareholder distributions	–	(101,256,053)

Change in net assets from capital transactions	(33,179,535)	16,969,774

Change in net assets	103,959,049	387,555,205

Net Assets:
Beginning of period	1,767,047,287	1,379,492,082

End of period	$1,871,006,336	$1,767,047,287

Accumulated undistributed net investment income at end of period	$17,183,262	$1,850,690

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,646,458	$7,906,265
Dividends reinvested	–	1,714,299
Cost of shares redeemed	(4,482,784)	(10,087,759)

Total Class I Shares	163,674	(467,195)

Class II Shares
Proceeds from shares issued	19,236,253	13,653,323
Dividends reinvested	–	4,087,543
Cost of shares redeemed	(15,847,751)	(10,928,548)

Total Class II Shares	3,388,502	6,812,318

Class Y Shares
Proceeds from shares issued	78,913,524	78,044,641
Dividends reinvested	–	95,454,211
Cost of shares redeemed	(115,645,235)	(162,874,201)

Total Class Y Shares	(36,731,711)	10,624,651

Change in net assets from capital transactions	$(33,179,535)	$16,969,774

14

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	378,891	709,844
Reinvested	–	153,845
Redeemed	(369,281)	(930,044)

Total Class I Shares	9,610	(66,355)

Class II Shares
Issued	1,580,321	1,234,741
Reinvested	–	368,761
Redeemed	(1,295,718)	(1,024,665)

Total Class II Shares	284,603	578,837

Class Y Shares
Issued	6,463,622	7,051,885
Reinvested	–	8,538,640
Redeemed	(9,412,067)	(15,070,383)

Total Class Y Shares	(2,948,445)	520,142

Total change in shares	(2,654,232)	1,032,624

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.92	0.10	0.83	0.93	–	–	–	$12.85	7.80%		$32,782,484	0.79%	1.59%	0.82%	28.30%
Year Ended December 31, 2013 (e)	$9.37	0.14	3.12	3.26	(0.15)	(0.56)	(0.71)	$11.92	35.44%		$30,310,006	0.79%	1.28%	0.83%	62.79%
Year Ended December 31, 2012 (e)	$8.06	0.16	1.27	1.43	(0.12)	–	(0.12)	$9.37	17.81%		$24,456,461	0.81%	1.78%	0.84%	100.78%
Year Ended December 31, 2011 (e)	$8.98	0.11	(0.63)	(0.52)	(0.10)	(0.30)	(0.40)	$8.06	(5.83%	)	$23,554,161	0.84%	1.21%	0.84%	81.38%
Year Ended December 31, 2010 (e)	$8.35	0.08	1.00	1.08	(0.06)	(0.39)	(0.45)	$8.98	13.05%		$32,095,261	0.88%	0.98%	0.88%	107.33%
Year Ended December 31, 2009 (e)	$6.62	0.10	1.71	1.81	(0.08)	–	(0.08)	$8.35	27.59%		$6,982,599	0.89%	1.28%	0.89%	95.68%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.88	0.08	0.83	0.91	–	–	–	$12.79	7.66%		$86,850,402	1.04%	1.35%	1.07%	28.30%
Year Ended December 31, 2013 (e)	$9.35	0.11	3.11	3.22	(0.13)	(0.56)	(0.69)	$11.88	35.03%		$77,321,711	1.04%	1.04%	1.08%	62.79%
Year Ended December 31, 2012 (e)	$8.04	0.14	1.27	1.41	(0.10)	–	(0.10)	$9.35	17.59%		$55,429,721	1.06%	1.55%	1.09%	100.78%
Year Ended December 31, 2011 (e)	$8.96	0.08	(0.62)	(0.54)	(0.08)	(0.30)	(0.38)	$8.04	(6.09%	)	$48,441,288	1.10%	0.96%	1.10%	81.38%
Year Ended December 31, 2010 (e)	$8.34	0.05	1.01	1.06	(0.05)	(0.39)	(0.44)	$8.96	12.75%		$51,567,612	1.13%	0.64%	1.13%	107.33%
Year Ended December 31, 2009 (e)	$6.61	0.08	1.72	1.80	(0.07)	–	(0.07)	$8.34	27.41%		$49,508,983	1.14%	1.04%	1.14%	95.68%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$11.94	0.11	0.83	0.94	–	–	–	$12.88	7.87%		$1,751,373,450	0.64%	1.75%	0.67%	28.30%
Year Ended December 31, 2013 (e)	$9.39	0.16	3.12	3.28	(0.17)	(0.56)	(0.73)	$11.94	35.54%		$1,659,415,570	0.64%	1.44%	0.68%	62.79%
Year Ended December 31, 2012 (e)	$8.07	0.17	1.29	1.46	(0.14)	–	(0.14)	$9.39	18.09%		$1,299,605,900	0.66%	1.95%	0.69%	100.78%
Year Ended December 31, 2011 (e)	$8.99	0.13	(0.64)	(0.51)	(0.11)	(0.30)	(0.41)	$8.07	(5.69%	)	$1,053,272,000	0.70%	1.44%	0.70%	81.38%
Year Ended December 31, 2010 (e)	$8.35	0.09	1.01	1.10	(0.07)	(0.39)	(0.46)	$8.99	13.29%		$719,851,866	0.73%	1.06%	0.73%	107.33%
Year Ended December 31, 2009 (e)	$6.62	0.11	1.71	1.82	(0.09)	–	(0.09)	$8.35	27.77%		$285,142,120	0.74%	1.50%	0.74%	95.68%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$16,972,226	$—	$—	$16,972,226
Air Freight & Logistics	8,910,375	—	—	8,910,375
Airlines	9,685,022	—	—	9,685,022
Auto Components	7,801,063	—	—	7,801,063
Automobiles	11,312,008	—	—	11,312,008
Banks	205,005,473	—	—	205,005,473
Beverages	14,314,358	9,957,257	—	24,271,615
Biotechnology	12,283,233	—	—	12,283,233
Building Products	9,261,955	—	—	9,261,955
Capital Markets	74,942,243	8,381,798	—	83,324,041
Chemicals	24,756,460	—	—	24,756,460
Commercial Services & Supplies	6,443,827	—	—	6,443,827
Communications Equipment	30,745,414	—	—	30,745,414
Construction & Engineering	11,442,974	—	—	11,442,974
Construction Materials	11,712,358	—	—	11,712,358
Consumer Finance	12,498,887	—	—	12,498,887
Containers & Packaging	7,539,242	—	—	7,539,242
Diversified Financial Services	30,428,191	—	—	30,428,191
Diversified Telecommunication Services	14,936,077	—	—	14,936,077
Electric Utilities	38,723,507	—	—	38,723,507
Electrical Equipment	9,323,730	—	—	9,323,730
Electronic Equipment, Instruments & Components	5,261,107	—	—	5,261,107
Energy Equipment & Services	56,169,256	—	—	56,169,256
Food & Staples Retailing	31,373,746	—	—	31,373,746
Food Products	23,988,519	—	—	23,988,519
Gas Utilities	—	9,025,807	—	9,025,807
Health Care Equipment & Supplies	15,121,890	—	—	15,121,890
Health Care Providers & Services	77,934,764	—	—	77,934,764
Hotels, Restaurants & Leisure	18,232,119	—	—	18,232,119
Household Durables	10,715,328	7,622,641	—	18,337,969
Household Products	11,629,748	—	—	11,629,748
Independent Power and Renewable Electricity Producers	23,521,425	—	—	23,521,425
Industrial Conglomerates	9,576,958	—	—	9,576,958
Information Technology Services	18,290,503	—	—	18,290,503
Insurance	140,275,538	—	—	140,275,538
Internet Software & Services	10,507,709	—	—	10,507,709
Life Sciences Tools & Services	11,582,310	—	—	11,582,310
Machinery	24,068,750	—	—	24,068,750
Media	52,774,533	—	—	52,774,533
Metals & Mining	22,540,459	—	—	22,540,459
Multiline Retail	18,958,358	—	—	18,958,358
Multi-Utilities	16,025,242	—	—	16,025,242
Oil, Gas & Consumable Fuels	227,525,983	—	—	227,525,983
Personal Products	7,955,528	—	—	7,955,528
Pharmaceuticals	122,596,859	9,650,824	—	132,247,683
Real Estate Investment Trusts (REITs)	61,464,677	—	—	61,464,677
Real Estate Management & Development	5,715,893	—	—	5,715,893
Road & Rail	13,676,131	—	—	13,676,131

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$44,357,084	$10,593,863	$—	$54,950,947
Software	29,044,692	—	—	29,044,692
Specialty Retail	8,328,243	—	—	8,328,243
Technology Hardware, Storage & Peripherals	59,288,819	—	—	59,288,819
Textiles, Apparel & Luxury Goods	5,080,262	—	—	5,080,262
Tobacco	7,274,446	15,980,614	—	23,255,060
Trading Companies & Distributors	10,202,774	4,423,188	—	14,625,962
Wireless Telecommunication Services	—	7,606,752	—	7,606,752
Total Common Stocks	$1,770,098,276	$83,242,744	$—	$1,853,341,020
Exchange Traded Fund	3,409,761	—	—	3,409,761
Mutual Fund	13,871,936	—	—	13,871,936
Repurchase Agreements	—	19,858,120	—	19,858,120
Total	$1,787,379,973	$103,100,864	$—	$1,890,480,837
Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$4,000,000	$—	$4,000,000	$(4,000,000)	$—
Credit Suisse (USA) LLC	8,858,120	—	8,858,120	(8,858,120)	—
Goldman Sachs & Co.	7,000,000	—	7,000,000	(7,000,000)	—
Total	$19,858,120	$—	$19,858,120	$(19,858,120)	$—

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Wellington Management Company, LLP
The Boston Company Asset Management, LLC
Massachusetts Financial Services Company

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.63%, and after contractual fee waivers was 0.59%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.77% for all share classes until at least April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $327,606, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider fee for these services.

Under terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $264,826 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,838.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $82,353 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $504,867,645 and sales of $527,597,551 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $61,971 of brokerage commissions.

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,537,321,312	$365,340,414	$(12,180,889)	$353,159,525

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

28

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the second quintile of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may

29

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

30

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

31

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

32

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

33

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

34

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

35

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

36

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

37

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

38

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

39

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

40

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

41

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

SAR-MM-MCG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi-Manager Mid Cap Growth Fund

Asset Allocation†

Common Stocks	98.0%
Repurchase Agreements	5.3%
Mutual Fund	1.7%
Liabilities in excess of other assets††	(5.0)%
100.0%

Top Industries†††

Software	6.5%
Specialty Retail	6.0%
Biotechnology	4.9%
Machinery	4.1%
Oil, Gas & Consumable Fuels	3.8%
Information Technology Services	3.8%
Internet Software & Services	3.6%
Professional Services	3.6%
Electronic Equipment, Instruments & Components	3.6%
Health Care Providers & Services	3.5%
Other Industries*	56.6%
100.0%

Top Holdings†††

SBA Communications Corp., Class A	2.0%
Fidelity Institutional Money Market Fund - Institutional Class	1.7%
Alliance Data Systems Corp.	1.5%
Affiliated Managers Group, Inc.	1.5%
LKQ Corp.	1.4%
Aspen Technology, Inc.	1.4%
Old Dominion Freight Line, Inc.	1.3%
Under Armour, Inc., Class A	1.3%
United Rentals, Inc.	1.3%
Constellation Brands, Inc., Class A	1.3%
Other Holdings*	85.3%
100.0%

Top Countries†††

United States	88.8%
Ireland	2.4%
Singapore	0.9%
Panama	0.6%
Netherlands	0.6%
Bermuda	0.5%
China	0.4%
Hong Kong	0.3%
United Kingdom	0.3%
Canada	0.1%
Other Countries*	5.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Growth Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,005.80	4.18	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84
Class II Shares	Actual	(a)	1,000.00	1,003.70	5.42	1.09
	Hypothetical	(a)(b)	1,000.00	1,019.39	5.46	1.09
Class Y Shares	Actual	(a)	1,000.00	1,005.80	3.83	0.77
	Hypothetical	(a)(b)	1,000.00	1,020.98	3.86	0.77

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.0%

	Shares	Market Value

BERMUDA 0.5%
Energy Equipment & Services 0.2%
Nabors Industries Ltd.	51,979	$1,526,623

Specialty Retail 0.3%
Signet Jewelers Ltd.	27,500	3,041,225

		4,567,848

CANADA 0.1%
Biotechnology 0.1%
Tekmira Pharmaceuticals Corp.* (a)	66,552	869,169

CHINA 0.4%
Internet & Catalog Retail 0.4%
Vipshop Holdings Ltd., ADR* (a)	20,300	3,811,122

HONG KONG 0.4%
Textiles, Apparel & Luxury Goods 0.4%
Michael Kors Holdings Ltd.*	40,000	3,546,000

IRELAND 2.6%
Biotechnology 0.9%
Alkermes PLC*	174,700	8,792,651

Life Sciences Tools & Services 0.2%
ICON PLC*	32,500	1,531,075

Machinery 0.0%†
Pentair PLC	5,500	396,660

Pharmaceuticals 1.1%
Endo International PLC*	35,000	2,450,700
Jazz Pharmaceuticals PLC*	49,500	7,276,995

		9,727,695

Software 0.4%
FleetMatics Group PLC* (a)	131,850	4,264,029

		24,712,110

NETHERLANDS 0.6%
Semiconductors & Semiconductor Equipment 0.6%
NXP Semiconductor NV*	87,500	5,790,750

PANAMA 0.6%
Airlines 0.6%
Copa Holdings SA, Class A	43,200	6,159,024

SINGAPORE 1.0%
Semiconductors & Semiconductor Equipment 1.0%
Avago Technologies Ltd.	127,500	9,188,925

UNITED KINGDOM 0.3%
Pharmaceuticals 0.3%
GW Pharmaceuticals PLC, ADR* (a)	26,900	2,886,101

UNITED STATES 91.5%
Aerospace & Defense 1.7%
B/E Aerospace, Inc.*	118,800	10,987,812
DigitalGlobe, Inc.*	188,744	5,247,083

		16,234,895

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Airlines 1.2%
Alaska Air Group, Inc.	50,000	$4,752,500
Spirit Airlines, Inc.*	108,300	6,848,892

		11,601,392

Auto Components 1.5%
BorgWarner, Inc.	134,900	8,794,131
Gentherm, Inc.*	131,100	5,827,395

		14,621,526

Banks 1.9%
First Republic Bank	139,200	7,654,608
SVB Financial Group*	40,000	4,664,800
Texas Capital Bancshares, Inc.*	107,128	5,779,556

		18,098,964

Beverages 1.4%
Constellation Brands, Inc., Class A*	148,300	13,069,679

Biotechnology 4.1%
Alexion Pharmaceuticals, Inc.*	45,000	7,031,250
Alnylam Pharmaceuticals, Inc.*	67,900	4,289,243
BioMarin Pharmaceutical, Inc.*	162,448	10,105,890
Cepheid, Inc.*	122,967	5,895,038
Cubist Pharmaceuticals, Inc.*	62,500	4,363,750
Incyte Corp., Ltd.*	25,700	1,450,508
Novavax, Inc.* (a)	398,679	1,841,897
NPS Pharmaceuticals, Inc.*	64,048	2,116,786
Puma Biotechnology, Inc.*	36,300	2,395,800

		39,490,162

Building Products 0.5%
Fortune Brands Home & Security, Inc.	120,900	4,827,537

Capital Markets 2.6%
Affiliated Managers Group, Inc.*	73,300	15,055,820
Raymond James Financial, Inc.	92,500	4,692,525
SEI Investments Co.	163,700	5,364,449

		25,112,794

Chemicals 1.2%
PolyOne Corp.	87,500	3,687,250
W.R. Grace & Co.*	81,000	7,656,930

		11,344,180

Commercial Services & Supplies 0.7%
Stericycle, Inc.*	60,000	7,105,200

Communications Equipment 1.2%
ARRIS Group, Inc.*	110,000	3,578,300
Aruba Networks, Inc.*	130,000	2,277,600
F5 Networks, Inc.*	27,500	3,064,600
Palo Alto Networks, Inc.*	35,000	2,934,750

		11,855,250

Construction & Engineering 0.8%
Quanta Services, Inc.*	210,400	7,275,632

6

Statement of Investments (Continued)

June 30, 2014

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Consumer Finance 0.4%
Portfolio Recovery Associates, Inc.*	67,500	$4,018,275

Containers & Packaging 0.6%
Packaging Corp. of America	83,500	5,969,415

Distributors 1.4%
LKQ Corp.*	516,170	13,776,577

Diversified Consumer Services 0.5%
Bright Horizons Family Solutions, Inc.*	110,200	4,731,988

Diversified Financial Services 0.5%
Intercontinental Exchange, Inc.	24,000	4,533,600

Diversified Telecommunication Services 0.6%
tw telecom, Inc.*	135,500	5,462,005

Electrical Equipment 1.6%
Acuity Brands, Inc.	57,200	7,907,900
AMETEK, Inc.	140,000	7,319,200

		15,227,100

Electronic Equipment, Instruments & Components 3.8%
Amphenol Corp., Class A	45,000	4,335,300
CDW Corp.	135,000	4,303,800
Cognex Corp.*	199,500	7,660,800
FEI Co.	73,600	6,677,728
FLIR Systems, Inc.	132,900	4,615,617
Trimble Navigation Ltd.*	140,000	5,173,000
Zebra Technologies Corp., Class A*	42,500	3,498,600

		36,264,845

Energy Equipment & Services 0.7%
Dril-Quip, Inc.*	27,500	3,004,100
Oceaneering International, Inc.	43,500	3,398,655

		6,402,755

Food & Staples Retailing 1.1%
PriceSmart, Inc.	47,500	4,134,400
United Natural Foods, Inc.*	97,200	6,327,720

		10,462,120

Food Products 0.9%
Annie’s, Inc.*	126,603	4,281,713
WhiteWave Foods Co. (The)*	145,000	4,693,650

		8,975,363

Health Care Equipment & Supplies 2.4%
Cooper Cos., Inc. (The)	73,800	10,002,114
West Pharmaceutical Services, Inc.	37,500	1,581,750
Wright Medical Group, Inc.*	381,964	11,993,670

		23,577,534

Health Care Providers & Services 3.7%
Acadia Healthcare Co., Inc.*	127,500	5,801,250
Envision Healthcare Holdings, Inc.*	306,320	10,999,951
HealthSouth Corp.	87,500	3,138,625
IPC The Hospitalist Co., Inc.*	3,900	172,458

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Providers & Services (continued)
MEDNAX, Inc.*	100,100	$5,820,815
Omnicare, Inc.	52,500	3,494,925
Universal Health Services, Inc., Class B	37,500	3,591,000
WellCare Health Plans, Inc.*	40,000	2,986,400

		36,005,424

Health Care Technology 1.2%
athenahealth, Inc.* (a)	43,600	5,455,668
Cerner Corp.*	125,000	6,447,500

		11,903,168

Hotels, Restaurants & Leisure 2.8%
Buffalo Wild Wings, Inc.*	32,500	5,385,575
Domino’s Pizza, Inc.	103,300	7,550,197
Krispy Kreme Doughnuts, Inc.*	262,000	4,186,760
MGM Resorts International*	195,000	5,148,000
Starwood Hotels & Resorts Worldwide, Inc.	60,000	4,849,200

		27,119,732

Household Products 0.4%
Church & Dwight Co., Inc.	55,000	3,847,250

Industrial Conglomerates 0.7%
Carlisle Cos., Inc.	6,110	529,248
Roper Industries, Inc.	40,000	5,840,400

		6,369,648

Information Technology Services 3.9%
Alliance Data Systems Corp.*	55,800	15,693,750
Euronet Worldwide, Inc.*	138,600	6,686,064
Fiserv, Inc.*	35,000	2,111,200
FleetCor Technologies, Inc.*	32,500	4,283,500
Vantiv, Inc., Class A*	276,116	9,283,020

		38,057,534

Insurance 0.3%
eHealth, Inc.*	74,700	2,836,359

Internet & Catalog Retail 0.8%
HomeAway, Inc.*	209,200	7,284,344

Internet Software & Services 3.8%
Akamai Technologies, Inc.*	37,500	2,289,750
Cornerstone OnDemand, Inc.*	160,500	7,386,209
CoStar Group, Inc.*	45,562	7,206,542
Demandware, Inc.*	47,500	3,295,075
Pandora Media, Inc.*	82,500	2,433,750
Shutterstock, Inc.* (a)	81,339	6,749,510
Yelp, Inc.*	95,520	7,324,474

		36,685,310

Leisure Products 0.4%
Polaris Industries, Inc.	31,500	4,102,560

Life Sciences Tools & Services 0.7%
lllumina, Inc.*	40,000	7,141,600

7

Statement of Investments (Continued)

June 30, 2014

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Machinery 4.2%
Colfax Corp.*	96,713	$7,208,987
Dover Corp.	44,600	4,056,370
Graco, Inc.	95,300	7,441,024
Pall Corp.	60,000	5,123,400
Proto Labs, Inc.*	87,100	7,135,232
Wabtec Corp.	128,000	10,571,520

		41,536,533

Media 0.2%
Cinemark Holdings, Inc.	64,558	2,282,771

Multiline Retail 0.7%
Dollar Tree, Inc.*	82,500	4,492,950
Tuesday Morning Corp.*	115,000	2,049,300

		6,542,250

Oil, Gas & Consumable Fuels 4.0%
Antero Resources Corp.*	60,500	3,970,615
Bonanza Creek Energy, Inc.*	10,754	615,021
Cabot Oil & Gas Corp.	130,000	4,438,200
Concho Resources, Inc.*	40,000	5,780,000
Delek US Holdings, Inc.	139,900	3,949,377
Diamondback Energy, Inc.*	74,700	6,633,360
Gulfport Energy Corp.*	90,862	5,706,134
Oasis Petroleum, Inc.*	60,000	3,353,400
Sanchez Energy Corp.* (a)	101,251	3,806,025

		38,252,132

Pharmaceuticals 2.2%
Akorn, Inc.*	155,000	5,153,750
Auxilium Pharmaceuticals, lnc.* (a)	120,000	2,407,200
Horizon Pharma, lnc.* (a)	132,500	2,096,150
Mylan, Inc.*	82,500	4,253,700
Salix Pharmaceuticals Ltd.*	57,700	7,117,295

		21,028,095

Professional Services 3.8%
Advisory Board Co. (The)*	155,700	8,065,260
IHS, Inc., Class A*	82,769	11,229,270
On Assignment, Inc.*	62,500	2,223,125
Towers Watson & Co., Class A	62,300	6,493,529
Verisk Analytics, Inc., Class A*	105,000	6,302,100
WageWorks, Inc.*	45,000	2,169,450

		36,482,734

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	37,500	4,739,625

Road & Rail 2.5%
J.B. Hunt Transport Services, Inc.	60,000	4,426,800
Old Dominion Freight Line, Inc.*	211,700	13,481,056
Swift Transportation Co.*	248,800	6,277,224

		24,185,080

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Semiconductors & Semiconductor Equipment 1.1%
Lam Research Corp.	37,500	$2,534,250
Microchip Technology, Inc. (a)	92,500	4,514,925
Monolithic Power Systems, Inc.	77,500	3,282,125

		10,331,300

Software 6.4%
Activision Blizzard, Inc.	210,000	4,683,000
Aspen Technology, Inc.*	296,722	13,767,902
Autodesk, Inc.*	45,000	2,537,100
Electronic Arts, Inc.*	100,000	3,587,000
Guidewire Software, Inc.*	175,400	7,131,764
Informatica Corp.*	112,500	4,010,625
ServiceNow, Inc.*	169,775	10,519,259
Splunk, Inc.*	52,500	2,904,825
Synchronoss Technologies, Inc.*	57,500	2,010,200
Tableau Software, Inc., Class A*	83,382	5,947,638
Ultimate Software Group, Inc. (The)*	20,000	2,763,400
Workday, Inc., Class A*	30,000	2,695,800

		62,558,513

Specialty Retail 5.9%
Advance Auto Parts, Inc.	78,738	10,623,331
Cabela’s, lnc.* (a)	50,000	3,120,000
Lithia Motors, Inc., Class A	105,000	9,877,350
Lumber Liquidators Holdings, Inc.*	70,900	5,384,855
O’Reilly Automotive, Inc.*	45,500	6,852,300
Restoration Hardware Holdings, Inc.*	74,236	6,907,660
Ross Stores, Inc.	65,200	4,311,676
Tractor Supply Co.	95,000	5,738,000
Williams-Sonoma, Inc.	75,000	5,383,500

		58,198,672

Technology Hardware, Storage & Peripherals 1.0%
Nimble Storage, lnc.* (a)	117,800	3,618,816
SanDisk Corp.	22,500	2,349,675
Stratasys Ltd.* (a)	35,550	4,039,547

		10,008,038

Textiles, Apparel & Luxury Goods 3.2%
Carter’s, Inc.	25,000	1,723,250
Hanesbrands, Inc.	72,500	7,136,900
Kate Spade & Co.*	155,000	5,911,700
Skechers U.S.A., Inc., Class A*	55,595	2,540,692
Under Armour, Inc., Class A* (a)	226,214	13,457,470

		30,770,012

Trading Companies & Distributors 1.7%
Fastenal Co.	55,000	2,721,950
United Rentals, Inc.*	128,155	13,421,673

		16,143,623

8

Statement of Investments (Continued)

June 30, 2014

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Wireless Telecommunication Services 2.1%
SBA Communications Corp., Class A*	198,629	$20,319,747

		884,770,842

Total Common Stocks (cost $708,628,740)		946,301,891

Mutual Fund 1.7%
Money Market Fund 1.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	16,864,729	16,864,729

Total Mutual Fund (cost $16,864,729)		16,864,729

Repurchase Agreements 5.3%

	Principal Amount

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $6,000,017, collateralized by U.S. Government Agency Securities ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $6,120,148. (c)	$6,000,000	6,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $38,465,245, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $39,234,563. (c)	38,465,159	38,465,159
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $7,000,019, collateralized by U.S. Government Agency Securities ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $7,140,000. (c)	7,000,000	7,000,000

Total Repurchase Agreements (cost $51,465,159)		51,465,159

Market Value

Total Investments (cost $776,958,628) (d) — 105.0%	$1,014,631,779
Liabilities in excess of other assets — (5.0)%	(48,195,775)

NET ASSETS — 100.0%	$966,436,004

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $50,360,445.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $51,465,159.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
Assets:
Investments, at value* (cost $725,493,469)	$963,166,620
Repurchase agreements, at value (cost $51,465,159)	51,465,159

Total Investments, at value (total cost $776,958,628)	1,014,631,779

Dividends receivable	124,120
Security lending income receivable	10,146
Receivable for investments sold	16,450,384
Receivable for capital shares issued	244,249
Prepaid expenses	5,778

Total Assets	1,031,466,456

Liabilities:
Payable for investments purchased	10,976,476
Payable for capital shares redeemed	1,879,885
Payable upon return of securities loaned (Note 2)	51,465,159
Accrued expenses and other payables:
Investment advisory fees	561,592
Fund administration fees	26,155
Distribution fees	27,788
Administrative servicing fees	40,314
Accounting and transfer agent fees	34
Trustee fees	451
Custodian fees	5,293
Compliance program costs (Note 3)	742
Professional fees	15,288
Printing fees	30,317
Other	958

Total Liabilities	65,030,452

Net Assets	$966,436,004

Represented by:
Capital	$539,136,616
Accumulated net investment loss	(4,956,862)
Accumulated net realized gains from investments	194,583,099
Net unrealized appreciation/(depreciation) from investments	237,673,151

Net Assets	$966,436,004

*	Includes value of securities on loan of $50,360,445 (Note 2)

10

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
Net Assets:
Class I Shares	$426,003,752
Class II Shares	136,389,389
Class Y Shares	404,042,863

Total	$966,436,004

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	30,788,111
Class II Shares	10,040,619
Class Y Shares	29,039,607

Total	69,868,337

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.84
Class II Shares	$13.58
Class Y Shares	$13.91

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,604,380
Income from securities lending (Note 2)	124,916
Foreign tax withholding	(2,250)

Total Income	1,727,046

EXPENSES:
Investment advisory fees	3,542,330
Fund administration fees	154,416
Distribution fees Class II Shares	172,926
Administrative servicing fees Class I Shares	148,760
Administrative servicing fees Class II Shares	48,419
Professional fees	31,080
Printing fees	17,401
Trustee fees	14,235
Custodian fees	19,166
Accounting and transfer agent fees	696
Compliance program costs (Note 3)	1,531
Other	15,541

Total expenses before earnings credit and fees waived	4,166,501

Earnings credit (Note 4)	(24)
Investment advisory fees waived (Note 3)	(139,332)

Net Expenses	4,027,145

NET INVESTMENT LOSS	(2,300,099)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	78,848,693
Net change in unrealized appreciation/(depreciation) from investments	(71,392,018)

Net realized/unrealized gains from investments	7,456,675

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,156,576

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment loss	$(2,300,099)	$(2,757,761)
Net realized gains from investments	78,848,693	119,208,500
Net change in unrealized appreciation/(depreciation) from investments	(71,392,018)	172,237,200

Change in net assets resulting from operations	5,156,576	288,687,939

Distributions to Shareholders From:
Net realized gains:
Class I	–	(29,690,639)
Class II	–	(9,889,755)
Class Y	–	(24,669,799)

Change in net assets from shareholder distributions	–	(64,250,193)

Change in net assets from capital transactions	(24,799,382)	(25,772,933)

Change in net assets	(19,642,806)	198,664,813

Net Assets:
Beginning of period	986,078,810	787,413,997

End of period	$966,436,004	$986,078,810

Accumulated net investment loss at end of period	$(4,956,862)	$(2,656,763)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,916,598	$8,572,518
Dividends reinvested	–	29,690,639
Cost of shares redeemed	(30,294,696)	(61,589,045)

Total Class I Shares	(26,378,098)	(23,325,888)

Class II Shares
Proceeds from shares issued	12,278,514	15,197,491
Dividends reinvested	–	9,889,755
Cost of shares redeemed	(21,687,531)	(40,258,029)

Total Class II Shares	(9,409,017)	(15,170,783)

Class Y Shares
Proceeds from shares issued	30,094,045	17,005,240
Dividends reinvested	–	24,669,799
Cost of shares redeemed	(19,106,312)	(28,951,301)

Total Class Y Shares	10,987,733	12,723,738

Change in net assets from capital transactions	$(24,799,382)	$(25,772,933)

13

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	290,352	664,689
Reinvested	–	2,343,381
Redeemed	(2,241,652)	(4,981,823)

Total Class I Shares	(1,951,300)	(1,973,753)

Class II Shares
Issued	893,165	1,285,815
Reinvested	–	793,720
Redeemed	(1,623,854)	(3,355,124)

Total Class II Shares	(730,689)	(1,275,589)

Class Y Shares
Issued	2,263,903	1,349,008
Reinvested	–	1,937,926
Redeemed	(1,406,741)	(2,367,772)

Total Class Y Shares	857,162	919,162

Total change in shares	(1,824,827)	(2,330,180)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.76	(0.03)	0.11	0.08	–	–	$13.84	0.58%		$426,003,752	0.84%	(0.48%	)	0.87%	39.59%
Year Ended December 31, 2013 (e)	$10.64	(0.04)	4.10	4.06	(0.94)	(0.94)	$13.76	38.94%		$450,532,901	0.85%	(0.30%	)	0.88%	66.14%
Year Ended December 31, 2012 (e)	$10.19	–	1.52	1.52	(1.07)	(1.07)	$10.64	14.90%		$369,497,291	0.87%	–		0.89%	79.49%
Year Ended December 31, 2011 (e)	$10.64	(0.05)	(0.40)	(0.45)	–	–	$10.19	(4.23%	)	$377,848,284	0.89%	(0.44%	)	0.89%	139.33%
Year Ended December 31, 2010 (e)	$8.39	(0.02)	2.27	2.25	–	–	$10.64	26.82%		$465,324,931	0.90%	(0.23%	)	0.92%	85.24%
Year Ended December 31, 2009 (e)	$6.61	(0.02)	1.80	1.78	–	–	$8.39	27.12%		$434,045,905	0.89%	(0.31%	)	0.90%	146.76%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.53	(0.05)	0.10	0.05	–	–	$13.58	0.37%		$136,389,389	1.09%	(0.73%	)	1.12%	39.59%
Year Ended December 31, 2013 (e)	$10.50	(0.07)	4.04	3.97	(0.94)	(0.94)	$13.53	38.60%		$145,700,915	1.10%	(0.55%	)	1.13%	66.14%
Year Ended December 31, 2012 (e)	$10.09	(0.03)	1.51	1.48	(1.07)	(1.07)	$10.50	14.64%		$126,506,762	1.12%	(0.24%	)	1.14%	79.49%
Year Ended December 31, 2011 (e)	$10.56	(0.07)	(0.40)	(0.47)	–	–	$10.09	(4.45%	)	$135,634,593	1.14%	(0.69%	)	1.14%	139.33%
Year Ended December 31, 2010 (e)	$8.35	(0.04)	2.25	2.21	–	–	$10.56	26.47%		$163,001,390	1.15%	(0.47%	)	1.17%	85.24%
Year Ended December 31, 2009 (e)	$6.59	(0.04)	1.80	1.76	–	–	$8.35	26.71%		$176,404,557	1.15%	(0.56%	)	1.18%	146.76%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.83	(0.03)	0.11	0.08	–	–	$13.91	0.58%		$404,042,863	0.77%	(0.41%	)	0.80%	39.59%
Year Ended December 31, 2013 (e)	$10.69	(0.03)	4.11	4.08	(0.94)	(0.94)	$13.83	38.95%		$389,844,994	0.78%	(0.23%	)	0.81%	66.14%
Year Ended December 31, 2012 (e)	$10.22	0.01	1.53	1.54	(1.07)	(1.07)	$10.69	15.07%		$291,409,944	0.80%	0.09%		0.82%	79.49%
Year Ended December 31, 2011 (e)	$10.66	(0.04)	(0.40)	(0.44)	–	–	$10.22	(4.13%	)	$256,294,969	0.82%	(0.37%	)	0.82%	139.33%
Year Ended December 31, 2010 (e)	$8.41	(0.01)	2.26	2.25	–	–	$10.66	26.75%		$288,919,846	0.83%	(0.12%	)	0.84%	85.24%
Year Ended December 31, 2009 (e)	$6.61	(0.02)	1.82	1.80	–	–	$8.41	27.23%		$113,349,997	0.83%	(0.24%	)	0.85%	146.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s

16

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$946,301,891	$—	$—	$946,301,891
Mutual Fund	16,864,729	—	—	16,864,729
Repurchase Agreements	—	51,465,159	—	51,465,159
Total	$963,166,620	$51,465,159	$—	$1,014,631,779

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$6,000,000	$—	$6,000,000	$(6,000,000)	$—
Credit Suisse (USA) LLC	38,465,159	—	38,465,159	(38,465,159)	—
Goldman Sachs & Co.	7,000,000	—	7,000,000	(7,000,000)	—
Total	$51,465,159	$—	$51,465,159	$(51,465,159)	$—

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management LLC
Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.75%, and after contractual fee waivers was 0.72%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.82% for all share classes until at least April 30, 2015.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $139,332, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $154,416 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,531.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $197,179 in administrative services fees from the Fund.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.07% and 0.07% for Class I and Class II shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $373,385,103 and sales of $413,596,888 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $54,801 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$778,894,676	$246,094,695	$(10,357,592)	$235,737,103

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

25

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Adviser’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares were ranked within the third and the first quintile, respectively, of the Fund’s expense group. The Trustees also noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013. The Trustees determined that the Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s advisory and subadvisory agreements.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may

26

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to the Fund appeared reasonable in relation to the services and benefits provided to the Fund and the level of profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for the Fund.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

28

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

29

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

30

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

32

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

33

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

34

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

35

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

36

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

37

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

SAR-MM-MCV 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi-Manager Mid Cap Value Fund

Asset Allocation†

Common Stocks	97.1%
Mutual Fund	2.3%
Exchange Traded Fund	0.7%
Repurchase Agreements	0.5%
Liabilities in excess of other assets	(0.6)%
100.0%

Top Industries††

Insurance	10.8%
Electric Utilities	6.1%
Real Estate Investment Trusts (REITs)	6.0%
Banks	5.3%
Oil, Gas & Consumable Fuels	4.9%
Health Care Providers & Services	4.6%
Multi-Utilities	4.1%
Commercial Services & Supplies	3.9%
Information Technology Services	3.8%
Aerospace & Defense	3.3%
Other Industries*	47.2%
100.0%

Top Holdings††

Allstate Corp. (The)	2.4%
Fidelity Institutional Money Market Fund — Institutional Class	2.3%
Computer Sciences Corp.	1.8%
CareFusion Corp.	1.7%
HCC Insurance Holdings, Inc.	1.6%
Brunswick Corp.	1.6%
PG&E Corp.	1.5%
URS Corp.	1.5%
M&T Bank Corp.	1.5%
Ashland, Inc.	1.5%
Other Holdings*	82.6%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Value Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,096.80	4.94	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Class II Shares	Actual	(a)	1,000.00	1,095.90	5.51	1.06
	Hypothetical	(a)(b)	1,000.00	1,019.54	5.31	1.06
Class Y Shares	Actual	(a)	1,000.00	1,097.40	4.16	0.80
	Hypothetical	(a)(b)	1,000.00	1,020.83	4.01	0.80

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.1%

	Shares	Market Value

Aerospace & Defense 3.3%
BAE Systems PLC	360,330	$2,668,868
Exelis, Inc.	436,342	7,409,087
General Dynamics Corp.	15,671	1,826,455
Huntington Ingalls Industries, Inc.	51,249	4,847,643
Northrop Grumman Corp.	44,625	5,338,489
Rockwell Collins, Inc.	18,570	1,451,060
Textron, Inc.	47,303	1,811,232
TransDigm Group, Inc.	72,500	12,126,350

		37,479,184

Airlines 0.5%
Copa Holdings SA, Class A	30,800	4,391,156
Southwest Airlines Co.	52,463	1,409,156

		5,800,312

Auto Components 2.0%
Autoliv, Inc.	7,748	825,782
Dana Holding Corp.	369,000	9,010,980
Delphi Automotive PLC	124,300	8,544,382
TRW Automotive Holdings Corp.*	38,700	3,464,424

		21,845,568

Banks 5.4%
Bank of Hawaii Corp.	10,546	618,945
BOK Financial Corp.	24,698	1,644,887
CIT Group, Inc.	300,700	13,760,032
Comerica, Inc.	35,753	1,793,370
Commerce Bancshares, Inc.	94,063	4,373,930
Cullen/Frost Bankers, Inc.	33,135	2,631,582
First Republic Bank	80,600	4,432,194
KeyCorp	65,358	936,580
M&T Bank Corp.	139,043	17,248,284
PNC Financial Services Group, Inc. (The)	40,825	3,635,466
SunTrust Banks, Inc.	59,169	2,370,310
TCF Financial Corp.	257,121	4,209,071
Westamerica Bancorporation (a)	48,215	2,520,680

		60,175,331

Beverages 0.1%
Dr Pepper Snapple Group, Inc.	13,343	781,633

Capital Markets 1.3%
Franklin Resources, Inc.	34,766	2,010,865
LPL Financial Holdings, Inc.	35,381	1,759,851
Northern Trust Corp.	140,823	9,042,245
State Street Corp.	31,506	2,119,094

		14,932,055

Chemicals 1.5%
Ashland, Inc.	157,800	17,159,172

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies 3.9%
ADT Corp. (The)	385,959	$13,485,408
Republic Services, Inc.	391,691	14,872,507
Steelcase, Inc., Class A	714,600	10,811,898
Tyco International Ltd.	65,255	2,975,628
Waste Management, Inc.	33,295	1,489,285

		43,634,726

Communications Equipment 0.7%
EchoStar Corp., Class A*	126,343	6,688,598
Harris Corp.	11,706	886,730

		7,575,328

Construction & Engineering 1.5%
URS Corp.	376,754	17,274,171

Consumer Finance 0.6%
Navient Corp.	272,400	4,824,204
SLM Corp.	187,700	1,559,787

		6,383,991

Containers & Packaging 2.9%
Bemis Co., Inc.	348,467	14,168,668
Rexam PLC, ADR-UK	155,599	7,266,473
Sonoco Products Co.	240,667	10,572,502

		32,007,643

Diversified Consumer Services 0.6%
Apollo Education Group, Inc.,
Class A*	55,500	1,734,375
H&R Block, Inc.	152,900	5,125,208

		6,859,583

Diversified Telecommunication Services 0.5%
CenturyLink, Inc.	56,407	2,041,933
Windstream Holdings, Inc.	358,000	3,565,680

		5,607,613

Electric Utilities 6.1%
Edison International	48,239	2,803,168
Great Plains Energy, Inc.	485,560	13,046,997
Northeast Utilities	35,722	1,688,579
Pinnacle West Capital Corp.	231,600	13,395,744
Portland General Electric Co.	31,959	1,108,019
PPL Corp.	297,200	10,559,516
Southern Co. (The)	62,672	2,844,055
Westar Energy, Inc.	389,484	14,874,394
Xcel Energy, Inc.	262,163	8,449,514

		68,769,986

Electrical Equipment 0.4%
Babcock & Wilcox Co. (The)	109,500	3,554,370
Regal-Beloit Corp.	14,653	1,151,140

		4,705,510

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 0.2%
TE Connectivity Ltd.	35,181	$2,175,593

Energy Equipment & Services 1.0%
Cameron International Corp.*	23,767	1,609,264
Nabors Industries Ltd.	60,500	1,776,885
SEACOR Holdings, Inc.*	98,400	8,093,400

		11,479,549

Food & Staples Retailing 1.0%
Sysco Corp.	302,395	11,324,693

Food Products 1.4%
Campbell Soup Co.	30,580	1,400,870
ConAgra Foods, Inc.	95,683	2,839,871
Danone SA	21,390	1,590,527
General Mills, Inc.	36,970	1,942,404
Hillshire Brands Co. (The)	12,940	806,162
J.M. Smucker Co. (The)	17,805	1,897,479
Kellogg Co.	24,692	1,622,264
Kraft Foods Group, Inc.	26,826	1,608,219
Mondelez International, Inc., Class A	44,827	1,685,944

		15,393,740

Gas Utilities 1.2%
Atmos Energy Corp.	44,879	2,396,539
Laclede Group, Inc. (The)	102,924	4,996,960
UGI Corp.	92,400	4,666,200
WGL Holdings, Inc.	41,224	1,776,754

		13,836,453

Health Care Equipment & Supplies 3.2%
Becton, Dickinson and Co.	7,536	891,509
Boston Scientific Corp.*	144,896	1,850,322
CareFusion Corp.*	429,381	19,043,047
Medtronic, Inc.	50,473	3,218,159
ResMed, Inc.	112,100	5,675,623
STERIS Corp.	15,105	807,815
Stryker Corp.	28,449	2,398,820
Zimmer Holdings, Inc.	17,334	1,800,309

		35,685,604

Health Care Providers & Services 4.6%
Cardinal Health, Inc.	74,540	5,110,462
Cigna Corp.	72,813	6,696,612
Community Health Systems, Inc.*	153,100	6,946,147
HCA Holdings, Inc.*	261,600	14,749,008
Humana, Inc.	20,200	2,579,944
Laboratory Corp of America Holdings*	52,500	5,376,000
LifePoint Hospitals, Inc.*	54,989	3,414,817
Patterson Cos., Inc.	55,192	2,180,636
Quest Diagnostics, Inc.(a)	71,868	4,217,933

		51,271,559

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 3.1%
Carnival Corp.	66,331	$2,497,362
Darden Restaurants, Inc.	238,000	11,012,260
International Game Technology	467,470	7,437,448
Wyndham Worldwide Corp.	174,000	13,175,280

		34,122,350

Industrial Conglomerates 1.2%
Carlisle Cos., Inc.	101,600	8,800,592
Koninklijke Philips NV	133,036	4,222,338

		13,022,930

Information Technology Services 3.9%
Amdocs Ltd.	113,500	5,258,455
Computer Sciences Corp.	312,200	19,731,040
Convergys Corp.	191,869	4,113,671
DST Systems, Inc.	28,500	2,626,845
Total System Services, Inc.	172,300	5,411,943
Western Union Co. (The)	348,300	6,039,522

		43,181,476

Insurance 10.8%
ACE Ltd.	31,754	3,292,890
Aflac, Inc.	24,212	1,507,197
Alleghany Corp.*	18,300	8,017,596
Allstate Corp. (The)	460,767	27,056,238
Arthur J. Gallagher & Co.	38,122	1,776,485
Assured Guaranty Ltd.	129,800	3,180,100
Brown & Brown, Inc.	51,937	1,594,985
Chubb Corp. (The)	28,923	2,665,833
Endurance Specialty Holdings Ltd.	145,000	7,480,550
Fairfax Financial Holdings Ltd.	11,600	5,481,032
HCC Insurance Holdings, Inc.	376,624	18,431,979
Lincoln National Corp.	322,346	16,581,478
Loews Corp.	181,000	7,965,810
MetLife, Inc.	26,578	1,476,674
Progressive Corp. (The)	279,900	7,098,264
Reinsurance Group of America, Inc.	43,591	3,439,330
Travelers Cos., Inc. (The)	21,423	2,015,262
Unum Group	55,776	1,938,774

		121,000,477

Internet Software & Services 0.2%
Equinix, Inc.*	12,500	2,626,125

Leisure Products 1.6%
Brunswick Corp.	418,200	17,618,766

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	33,322	1,914,016
Bio-Rad Laboratories, Inc., Class A*	64,584	7,731,350
Waters Corp.*	15,597	1,628,951

		11,274,317

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery 0.5%
Dover Corp.	42,710	$3,884,475
Stanley Black & Decker, Inc.	23,481	2,062,101

		5,946,576

Media 2.4%
AMC Networks, Inc., Class A*	86,700	5,331,183
Cablevision Systems Corp., Class A	370,300	6,535,795
Liberty Media Corp., Series A*	39,300	5,371,524
Markit Ltd.*	12,851	346,720
Shaw Communications, Inc., Class B	340,600	8,739,796

		26,325,018

Metals & Mining 0.6%
Constellium NV, Class A*	65,646	2,104,611
Newmont Mining Corp.	52,384	1,332,649
Nucor Corp.	59,015	2,906,488

		6,343,748

Multiline Retail 1.6%
Family Dollar Stores, Inc.	18,272	1,208,510
Nordstrom, Inc.	202,500	13,755,825
Target Corp.	55,879	3,238,188

		18,202,523

Multi-Utilities 4.1%
Alliant Energy Corp.	73,200	4,454,952
Ameren Corp.	50,228	2,053,321
CMS Energy Corp.	289,200	9,008,580
Consolidated Edison, Inc.	66,890	3,862,228
NorthWestern Corp.	32,480	1,695,131
PG&E Corp.	362,043	17,385,305
Wisconsin Energy Corp.	151,800	7,122,456

		45,581,973

Oil, Gas & Consumable Fuels 4.9%
Apache Corp.	48,180	4,847,871
Devon Energy Corp.	31,884	2,531,589
Energen Corp.	52,700	4,683,976
Energy XXI (Bermuda) Ltd.	245,200	5,794,076
Imperial Oil Ltd.	160,901	8,478,950
Murphy Oil Corp.	188,539	12,534,073
QEP Resources, Inc.	266,100	9,180,450
Southwestern Energy Co.*	60,340	2,744,867
Valero Energy Corp.	52,000	2,605,200
Williams Partners LP	32,273	1,752,101

		55,153,153

Pharmaceuticals 0.7%
Hospira, Inc.*	62,845	3,228,348
Questcor Pharmaceuticals, Inc.	47,700	4,411,773

		7,640,121

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) 6.0%
Annaly Capital Management, Inc.	1,239,013	$14,161,918
AvalonBay Communities, Inc.	64,100	9,114,379
Capstead Mortgage Corp.	404,319	5,316,795
CBL & Associates Properties, Inc.	483,500	9,186,500
Corrections Corp. of America	99,562	3,270,612
Duke Realty Corp.	493,300	8,958,328
Empire State Realty Trust, Inc., Class A	101,929	1,681,828
EPR Properties	84,300	4,709,841
MFA Financial, Inc.	835,400	6,858,634
Piedmont Office Realty Trust, Inc., Class A	195,302	3,699,020

		66,957,855

Road & Rail 1.7%
Old Dominion Freight Line, Inc.*	69,200	4,406,656
Werner Enterprises, Inc.	568,457	15,069,795

		19,476,451

Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	274,328	6,186,096
Broadcom Corp., Class A	73,700	2,735,744
KLA-Tencor Corp.	80,255	5,829,723
Lam Research Corp.	40,400	2,730,232
Maxim Integrated Products, Inc.	32,720	1,106,263
Microchip Technology, Inc.	24,245	1,183,398
Micron Technology, Inc.*	110,627	3,645,160
MKS Instruments, Inc.	13,871	433,330
NVIDIA Corp.	236,400	4,382,856
Teradyne, Inc.	328,376	6,436,170

		34,668,972

Software 0.3%
CA, Inc.	122,000	3,506,280

Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	139,600	6,037,700
Bed Bath & Beyond, Inc.*	16,360	938,737
Best Buy Co., Inc.	113,400	3,516,534
CST Brands, Inc.	49,334	1,702,023
Lowe’s Cos., Inc.	110,547	5,305,150
Staples, Inc.	559,600	6,066,064

		23,566,208

Technology Hardware, Storage & Peripherals 1.3%
NetApp, Inc.	220,400	8,049,008
SanDisk Corp.	19,985	2,087,033
Western Digital Corp.	51,803	4,781,417

		14,917,458

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	18,393	628,857

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance 1.0%
Capitol Federal Financial, Inc.	61,223	$744,472
Ocwen Financial Corp.*	196,900	7,304,990
People’s United Financial, Inc.	212,229	3,219,514

		11,268,976

Water Utilities 0.8%
American Water Works Co., Inc.	179,900	8,896,055

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B	55,069	2,216,075

Total Common Stocks (cost $968,167,455)		1,086,301,737

Exchange Traded Fund 0.7%
Equity 0.7%
iShares Russell Mid-Cap Value ETF	111,832	8,120,121

Total Exchange Traded Fund (cost $7,731,792)		8,120,121

Money Market Fund 2.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	25,661,470	25,661,470

Total Mutual Fund (cost $25,661,470)		25,661,470

Repurchase Agreements 0.5%

	Principal Amount

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $1,935,655, collateralized by U.S. Government Agency Securities ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $1,974,369. (c)	$1,935,651	1,935,651

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $4,000,011, collateralized by U.S. Government Agency Securities ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $4,080,000. (c)	$4,000,000	$4,000,000

Total Repurchase Agreements (cost $5,935,651)		5,935,651

Total Investments (cost $1,007,496,368) (d) — 100.6%		1,126,018,979
Liabilities in excess of other assets — (0.6%)		(6,703,385)

NET ASSETS — 100.0%		$1,119,315,594

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $5,813,751.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $5,935,651.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

UK	United Kingdom

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At June 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	07/31/14	(1,310,881)	$(2,224,060)	$(2,242,891)	$(18,831)
Canadian Dollar	JPMorgan Chase Bank	07/31/14	(9,688,832)	(9,014,125)	(9,072,834)	(58,709)
Euro	UBS AG	07/31/14	(3,629,596)	(4,934,182)	(4,970,586)	(36,404)

Total Short Contracts				$(16,172,367)	$(16,286,311)	$(113,944)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	UBS AG	07/31/14	113,743	$154,845	$155,767	$922

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund
Assets:
Investments, at value *(cost $1,001,560,717)	$1,120,083,328
Repurchase agreements, at value (cost $5,935,651)	5,935,651

Total Investments, at value (total cost $1,007,496,368)	1,126,018,979

Foreign currencies, at value (cost $51,000)	51,000
Dividends receivable	3,314,720
Security lending income receivable	6,396
Receivable for investments sold	1,180,123
Receivable for capital shares issued	332,388
Unrealized appreciation on forward foreign currency contracts (Note 2)	922
Prepaid expenses	6,280

Total Assets	1,130,910,808

Liabilities:
Payable for investments purchased	2,604,135
Payable for capital shares redeemed	2,072,688
Cash overdraft (Note 2)	119
Unrealized depreciation on forward foreign currency contracts (Note 2)	113,944
Payable upon return of securities loaned (Note 2)	5,935,651
Accrued expenses and other payables:
Investment advisory fees	673,805
Fund administration fees	29,217
Distribution fees	94,941
Administrative servicing fees	22,880
Accounting and transfer agent fees	39
Trustee fees	445
Custodian fees	5,998
Compliance program costs (Note 3)	834
Professional fees	14,834
Other	25,684

Total Liabilities	11,595,214

Net Assets	$1,119,315,594

Represented by:
Capital	$687,196,742
Accumulated undistributed net investment income	14,276,440
Accumulated net realized gains from investments, forward and foreign currency transactions	299,432,106
Net unrealized appreciation/(depreciation) from investments	118,522,611
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(113,022)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	717

Net Assets	$1,119,315,594

*	Includes value of securities on loan of $5,813,751 (Note 2).

11

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund
Net Assets:
Class I Shares	$611,036
Class II Shares	465,337,845
Class Y Shares	653,366,713

Total	$1,119,315,594

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	42,143
Class II Shares	32,063,051
Class Y Shares	44,923,184

Total	77,028,378

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.50
Class II Shares	$14.51
Class Y Shares	$14.54

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$15,297,876
Income from securities lending (Note 2)	106,810
Foreign tax withholding	(66,173)

Total Income	15,338,513

EXPENSES:
Investment advisory fees	3,987,447
Fund administration fees	172,267
Distribution fees Class II Shares	552,915
Administrative servicing fees Class I Shares	351
Administrative servicing fees Class II Shares	22,119
Professional fees	46,056
Trustee fees	15,827
Custodian fees	19,349
Accounting and transfer agent fees	863
Compliance program costs (Note 3)	1,720
Other	51,090

Total expenses before earnings credit and fees waived	4,870,004

Earnings credit (Note 4)	(73)
Investment advisory fees waived (Note 3)	(47,895)

Net Expenses	4,822,036

NET INVESTMENT INCOME	10,516,477

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	58,582,993
Net realized losses from forward and foreign currency transactions (Note 2)	(88,598)

Net realized gains from investments, forward and foreign currency transactions	58,494,395

Net change in unrealized appreciation/(depreciation) from investments	31,516,169
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(48,817)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	739

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	31,468,091

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	89,962,486

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$100,478,963

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$10,516,477	$12,733,103
Net realized gains from investments, forward and foreign currency transactions	58,494,395	257,876,964
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	31,468,091	20,734,639

Change in net assets resulting from operations	100,478,963	291,344,706

Distributions to Shareholders From:
Net investment income:
Class I	–	(4,697)
Class II	–	(4,873,450)
Class Y	–	(8,079,609)
Net realized gains:
Class I	–	(9,040)
Class II	–	(19,146,652)
Class Y	–	(25,051,286)

Change in net assets from shareholder distributions	–	(57,164,734)

Change in net assets from capital transactions	(44,572,636)	(20,092,556)

Change in net assets	55,906,327	214,087,416

Net Assets:
Beginning of period	1,063,409,267	849,321,851

End of period	$1,119,315,594	$1,063,409,267

Accumulated undistributed net investment income at end of period	$14,276,440	$3,759,963

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$373,244	$421,777
Dividends reinvested	–	13,737
Cost of shares redeemed	(262,612)	(161,519)

Total Class I Shares	110,632	273,995

Class II Shares
Proceeds from shares issued	19,551,210	30,767,441
Dividends reinvested	–	24,020,102
Cost of shares redeemed	(40,952,110)	(83,461,131)

Total Class II Shares	(21,400,900)	(28,673,588)

Class Y Shares
Proceeds from shares issued	23,697,731	25,916,019
Dividends reinvested	–	33,130,895
Cost of shares redeemed	(46,980,099)	(50,739,877)

Total Class Y Shares	(23,282,368)	8,307,037

Change in net assets from capital transactions	$(44,572,636)	$(20,092,556)

14

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	27,682	34,104
Reinvested	–	1,099
Redeemed	(19,753)	(13,455)

Total Class I Shares	7,929	21,748

Class II Shares
Issued	1,437,502	2,586,196
Reinvested	–	1,931,875
Redeemed	(3,011,899)	(6,910,182)

Total Class II Shares	(1,574,397)	(2,392,111)

Class Y Shares
Issued	1,738,525	2,105,400
Reinvested	–	2,654,640
Redeemed	(3,441,433)	(4,275,752)

Total Class Y Shares	(1,702,908)	484,288

Total change in shares	(3,269,376)	(1,886,075)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.22	0.14	1.14	1.28	–	–	–	$14.50	9.68%		$611,036	0.95%	2.05%	0.96%	29.38%
Year Ended December 31, 2013 (e)	$10.32	0.17	3.48	3.65	(0.17)	(0.58)	(0.75)	$13.22	35.85%		$452,260	0.90%	1.39%	0.95%	113.76%
Year Ended December 31, 2012 (e)	$9.92	0.19	1.42	1.61	(0.14)	(1.07)	(1.21)	$10.32	16.65%		$128,695	0.79%	1.81%	0.82%	101.64%
Year Ended December 31, 2011 (e)	$10.29	0.12	(0.34)	(0.22)	(0.11)	(0.04)	(0.15)	$9.92	(2.08%	)	$76,777	0.83%	1.19%	0.83%	100.01%
Year Ended December 31, 2010 (e)	$9.13	0.12	1.66	1.78	(0.14)	(0.48)	(0.62)	$10.29	19.67%		$82,150	0.96%	1.20%	0.97%	114.03%
Year Ended December 31, 2009 (e)	$7.07	0.13	2.03	2.16	(0.10)	–	(0.10)	$9.13	30.76%		$9,371	0.91%	1.70%	0.95%	224.72%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.24	0.12	1.15	1.27	–	–	–	$14.51	9.59%		$465,337,845	1.06%	1.82%	1.07%	29.38%
Year Ended December 31, 2013 (e)	$10.33	0.14	3.50	3.64	(0.15)	(0.58)	(0.73)	$13.24	35.68%		$445,255,404	1.02%	1.16%	1.07%	113.76%
Year Ended December 31, 2012 (e)	$9.93	0.16	1.43	1.59	(0.12)	(1.07)	(1.19)	$10.33	16.35%		$372,215,249	1.05%	1.51%	1.07%	101.64%
Year Ended December 31, 2011 (e)	$10.30	0.10	(0.34)	(0.24)	(0.09)	(0.04)	(0.13)	$9.93	(2.32%	)	$380,200,468	1.07%	0.95%	1.07%	100.01%
Year Ended December 31, 2010 (e)	$9.13	0.14	1.64	1.78	(0.13)	(0.48)	(0.61)	$10.30	19.63%		$451,700,368	1.07%	1.42%	1.10%	114.03%
Year Ended December 31, 2009 (e)	$7.07	0.11	2.03	2.14	(0.08)	–	(0.08)	$9.13	30.47%		$479,483,845	1.08%	1.35%	1.11%	224.72%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$13.25	0.14	1.15	1.29	–	–	–	$14.54	9.74%		$653,366,713	0.80%	2.08%	0.81%	29.38%
Year Ended December 31, 2013 (e)	$10.34	0.17	3.50	3.67	(0.18)	(0.58)	(0.76)	$13.25	35.97%		$617,701,603	0.76%	1.43%	0.81%	113.76%
Year Ended December 31, 2012 (e)	$9.93	0.19	1.43	1.62	(0.14)	(1.07)	(1.21)	$10.34	16.73%		$476,977,907	0.79%	1.81%	0.81%	101.64%
Year Ended December 31, 2011 (e)	$10.30	0.13	(0.35)	(0.22)	(0.11)	(0.04)	(0.15)	$9.93	(2.06%	)	$367,586,880	0.81%	1.26%	0.81%	100.01%
Year Ended December 31, 2010 (e)	$9.14	0.16	1.64	1.80	(0.16)	(0.48)	(0.64)	$10.30	19.81%		$284,817,077	0.81%	1.70%	0.83%	114.03%
Year Ended December 31, 2009 (e)	$7.07	0.13	2.04	2.17	(0.10)	–	(0.10)	$9.14	30.90%		$113,186,682	0.82%	1.62%	0.85%	224.72%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$34,810,316	$2,668,868	$—	$37,479,184
Airlines	5,800,312	—	—	5,800,312
Auto Components	21,845,568	—	—	21,845,568
Banks	60,175,331	—	—	60,175,331
Beverages	781,633	—	—	781,633
Capital Markets	14,932,055	—	—	14,932,055
Chemicals	17,159,172	—	—	17,159,172
Commercial Services & Supplies	43,634,726	—	—	43,634,726
Communications Equipment	7,575,328	—	—	7,575,328
Construction & Engineering	17,274,171	—	—	17,274,171
Consumer Finance	6,383,991	—	—	6,383,991
Containers & Packaging	32,007,643	—	—	32,007,643
Diversified Consumer Services	6,859,583	—	—	6,859,583
Diversified Telecommunication Services	5,607,613	—	—	5,607,613
Electric Utilities	68,769,986	—	—	68,769,986
Electrical Equipment	4,705,510	—	—	4,705,510
Electronic Equipment, Instruments & Components	2,175,593	—	—	2,175,593
Energy Equipment & Services	11,479,549	—	—	11,479,549
Food & Staples Retailing	11,324,693	—	—	11,324,693
Food Products	13,803,213	1,590,527	—	15,393,740
Gas Utilities	13,836,453	—	—	13,836,453
Health Care Equipment & Supplies	35,685,604	—	—	35,685,604
Health Care Providers & Services	51,271,559	—	—	51,271,559
Hotels, Restaurants & Leisure	34,122,350	—	—	34,122,350
Industrial Conglomerates	8,800,592	4,222,338	—	13,022,930
Information Technology Services	43,181,476	—	—	43,181,476
Insurance	121,000,477	—	—	121,000,477
Internet Software & Services	2,626,125	—	—	2,626,125
Leisure Products	17,618,766	—	—	17,618,766
Life Sciences Tools & Services	11,274,317	—	—	11,274,317
Machinery	5,946,576	—	—	5,946,576
Media	26,325,018	—	—	26,325,018
Metals & Mining	6,343,748	—	—	6,343,748
Multiline Retail	18,202,523	—	—	18,202,523
Multi-Utilities	45,581,973	—	—	45,581,973
Oil, Gas & Consumable Fuels	55,153,153	—	—	55,153,153
Pharmaceuticals	7,640,121	—	—	7,640,121
Real Estate Investment Trusts (REITs)	66,957,855	—	—	66,957,855
Road & Rail	19,476,451	—	—	19,476,451
Semiconductors & Semiconductor Equipment	34,668,972	—	—	34,668,972
Software	3,506,280	—	—	3,506,280
Specialty Retail	23,566,208	—	—	23,566,208
Technology Hardware, Storage & Peripherals	14,917,458	—	—	14,917,458
Textiles, Apparel & Luxury Goods	628,857	—	—	628,857
Thrifts & Mortgage Finance	11,268,976	—	—	11,268,976
Water Utilities	8,896,055	—	—	8,896,055
Wireless Telecommunication Services	2,216,075	—	—	2,216,075
Total Common Stocks	$1,077,820,004	$8,481,733	$—	$1,086,301,737

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Exchange Traded Fund	$8,120,121	$—	$—	$8,120,121
Forward Foreign Currency Contracts	—	922	—	922
Mutual Fund	25,661,470	—	—	25,661,470
Repurchase Agreements	—	5,935,651	—	5,935,651
Total Assets	$1,111,601,595	$14,418,306	$—	$1,126,019,901

Liabilities:
Forward Foreign Currency Contracts	—	(113,944)	—	(113,944)
Total Liabilities	$—	$(113,944)	$—	$(113,944)
Total	$1,111,601,595	$14,304,362	$—	$1,125,905,957

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of June 30, 2014, the Fund had an overdrawn balance of $119 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees,

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$922
Total		$922

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(113,944)
Total		$(113,944)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts Currency risk	$(88,598)
Total	$(88,598)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$(48,817)
Total	$(48,817)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2014:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$922	$—	$922
Total	$922	$—	$922

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
UBS AG	$922	$(922)	$—	$—
Total	$922	$(922)	$—	$—

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(113,944)	$—	$(113,944)
Total	$(113,944)	$—	$(113,944)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Credit Suisse International	$(18,831)	$—	$—	$(18,831)
JPMorgan Chase Bank	(58,709)	—	—	(58,709)
UBS AG	(36,404)	922	—	(35,482)
Total	$(113,944)	$922	$—	$(113,022)

Amounts designated as “—” are zero.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(e)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
Credit Suisse (USA) LLC	$1,935,651	$—	$1,935,651	$(1,935,651)	$—
Goldman Sachs & Co.	4,000,000	—	4,000,000	(4,000,000)	—
Total	$5,935,651	$—	$5,935,651	$(5,935,651)	$—

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Subadvisers
American Century Investments Management, Inc.
Thompson, Siegel, Walmsley LLC
Wedge Capital Management, LLP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.73%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.75%, and after contractual fee waivers was 0.74%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.81% for all share classes until at least April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Six Months Ended June 30, 2014 Amount	Total
$9,533	$—	$—	$—	$9,533

Amounts designated as “—” are zero or have been rounded to zero.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $47,895, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $172,267 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $1,720.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $22,470 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.01% for Class I and Class II shares, respectively.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

27

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $309,634,885 and sales of $342,039,949 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for

28

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $21,119 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,018,187,155	$118,726,154	$(10,894,330)	$107,831,824

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

29

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

30

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Advisers’ personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the fourth quintile of the Fund’s expense group. The Trustees considered management’s statements that the Fund’s actual advisory fee rate was 5.8 basis points above the expense group median, and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was 2.2 basis points above the expense group median. The Trustees also considered management’s statement that, when compared to a customized multi-manager peer group, both the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) were below the median figures for that group. The Trustees noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

31

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

32

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

33

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

34

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

35

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

36

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

37

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

38

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

39

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

40

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

41

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

42

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

43

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

SAR-MM-SCG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi-Manager Small Cap Growth Fund

Asset Allocation†

Common Stocks	96.5%
Repurchase Agreements	7.5%
Mutual Fund	2.6%
Exchange Traded Fund	1.2%
Liabilities in excess of other assets††	(7.8%	)
	100.0%

Top Industries†††

Software	9.1%
Internet Software & Services	7.0%
Health Care Equipment & Supplies	5.2%
Hotels, Restaurants & Leisure	4.6%
Health Care Providers & Services	4.5%
Biotechnology	4.5%
Machinery	3.8%
Oil, Gas & Consumable Fuels	3.7%
Semiconductors & Semiconductor Equipment	3.2%
Aerospace & Defense	3.0%
Other Industries*	51.4%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund — Institutional Class	2.4%
Buffalo Wild Wings, Inc.	1.4%
Aspen Technology, Inc.	1.3%
PolyOne Corp.	1.3%
On Assignment, Inc.	1.3%
iShares Russell 2000 Growth ETF	1.1%
Tyler Technologies, Inc.	1.1%
Team Health Holdings, Inc.	1.0%
Middleby Corp. (The)	0.9%
DexCom, Inc.	0.9%
Other Holdings*	87.3%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Multi-Manager Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Growth Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	998.30	5.35	1.08
	Hypothetical	(a)(b)	1,000.00	1,019.44	5.41	1.08
Class II Shares	Actual	(a)	1,000.00	997.40	6.59	1.33
	Hypothetical	(a)(b)	1,000.00	1,018.20	6.66	1.33
Class Y Shares	Actual	(a)	1,000.00	999.20	4.61	0.93
	Hypothetical	(a)(b)	1,000.00	1,020.18	4.66	0.93

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 96.5%

	Shares	Market Value

Aerospace & Defense 3.3%
Astronics Corp.*	15,456	$872,491
Curtiss-Wright Corp.	12,950	849,002
Esterline Technologies Corp.*	5,785	665,969
HEICO Corp.	35,950	1,867,243
Hexcel Corp.*	31,500	1,288,350
Moog, Inc., Class A*	12,960	944,655
Teledyne Technologies, Inc.*	9,660	938,662

		7,426,372

Airlines 0.2%
Allegiant Travel Co.	4,546	535,382

Auto Components 1.7%
Dana Holding Corp.	41,900	1,023,198
Dorman Products, Inc.*	10,370	511,448
Gentherm, Inc.*	21,690	964,120
Tenneco, Inc.*	21,065	1,383,971

		3,882,737

Banks 2.5%
Bank of the Ozarks, Inc.	26,440	884,418
First Merchants Corp.	32,570	688,530
Flushing Financial Corp.	18,735	385,004
Signature Bank*	11,550	1,457,379
South State Corp.	9,580	584,380
Square 1 Financial, Inc., Class A*	2,760	52,468
Western Alliance Bancorp*	34,670	825,146
Wintrust Financial Corp.	14,695	675,970

		5,553,295

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	2,190	489,509

Biotechnology 4.8%
Acorda Therapeutics, Inc.*	16,865	568,519
Agios Pharmaceuticals, Inc.* (a)	11,900	545,258
Alkermes PLC*	20,955	1,054,665
Alnylam Pharmaceuticals, Inc.*	9,825	620,645
Cepheid, Inc.*	17,850	855,729
Cubist Pharmaceuticals, Inc.*	15,730	1,098,269
Durata Therapeutics, Inc.* (a)	30,030	511,411
Exelixis, Inc.* (a)	97,695	331,186
Five Prime Therapeutics, Inc.* (a)	20,860	324,373
GlycoMimetics, Inc.* (a)	21,955	185,081
Hyperion Therapeutics, Inc.* (a)	19,695	514,040
ImmunoGen, Inc.* (a)	34,645	410,543
InterMune, Inc.*	10,430	460,484
Ironwood Pharmaceuticals, Inc.* (a)	40,846	626,169
NPS Pharmaceuticals, Inc.*	44,700	1,477,335
Portola Pharmaceuticals, Inc.*	16,890	492,850
Puma Biotechnology, Inc.*	5,580	368,280
TESARO, Inc.*	15,650	486,872

		10,931,709

Common Stocks (continued)

	Shares	Market Value

Building Products 1.4%
A.O. Smith Corp.	30,570	$1,515,661
AAON, Inc.	18,860	632,187
Lennox International, Inc.	10,715	959,742

		3,107,590

Capital Markets 1.5%
Artisan Partners Asset Management, Inc., Class A	12,960	734,573
Evercore Partners, Inc., Class A	29,910	1,724,012
HFF, Inc., Class A	24,694	918,370

		3,376,955

Chemicals 2.0%
Cabot Corp.	13,470	781,125
OMNOVA Solutions, Inc.*	70,960	645,027
PolyOne Corp.	74,165	3,125,313

		4,551,465

Commercial Services & Supplies 1.5%
Deluxe Corp.	20,040	1,173,943
Mobile Mini, Inc.	44,470	2,129,669

		3,303,612

Communications Equipment 0.6%
Arista Networks, Inc.*	1,020	63,638
Aruba Networks, Inc.*	28,200	494,064
Ubiquiti Networks, Inc.* (a)	16,655	752,639

		1,310,341

Construction Materials 1.2%
Caesarstone Sdot-Yam Ltd.	15,610	766,139
Eagle Materials, Inc.	11,890	1,120,989
Headwaters, Inc.*	64,430	894,933

		2,782,061

Consumer Finance 0.2%
Portfolio Recovery Associates, Inc.*	5,780	344,083

Containers & Packaging 0.8%
Graphic Packaging Holding Co.*	99,095	1,159,412
Silgan Holdings, Inc.	14,915	757,980

		1,917,392

Distributors 0.5%
Core-Mark Holding Co., Inc.	22,796	1,040,181

Diversified Consumer Services 1.0%
Bright Horizons Family Solutions, Inc.*	6,222	267,173
Grand Canyon Education, Inc.*	16,780	771,376
LifeLock, Inc.*	37,560	524,338
Sotheby’s	18,685	784,583

		2,347,470

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 1.2%
Acuity Brands, Inc.	8,200	$1,133,650
AZZ, Inc.	15,645	720,922
Generac Holdings, Inc.*	11,510	560,997
GrafTech International Ltd.* (a)	32,639	341,404

		2,756,973

Electronic Equipment, Instruments & Components 1.4%
CDW Corp.	22,340	712,199
Coherent, Inc.*	4,560	301,735
FEI Co.	10,650	966,274
Methode Electronics, Inc.	29,560	1,129,488

		3,109,696

Energy Equipment & Services 1.4%
C&J Energy Services, Inc.*	25,151	849,601
Dril-Quip, Inc.*	5,020	548,385
Forum Energy Technologies, Inc.*	35,836	1,305,505
Matrix Service Co.*	16,370	536,772

		3,240,263

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	17,195	1,208,636
Natural Grocers by Vitamin Cottage, Inc.* (a)	25,143	538,312
PriceSmart, Inc.	6,494	565,238

		2,312,186

Food Products 1.5%
Boulder Brands, Inc.*	46,850	664,333
J&J Snack Foods Corp.	6,597	620,910
Sanderson Farms, Inc.	5,707	554,720
SunOpta, Inc.*	32,615	459,219
TreeHouse Foods, Inc.*	13,960	1,117,777

		3,416,959

Health Care Equipment & Supplies 5.6%
Atrion Corp.	2,035	663,410
Cantel Medical Corp.	11,740	429,919
Cardiovascular Systems, Inc.*	17,690	551,220
Cyberonics, Inc.*	12,425	776,065
DexCom, Inc.*	57,893	2,296,036
Globus Medical, Inc., Class A*	95,830	2,292,254
HeartWare International, Inc.*	5,445	481,883
ICU Medical, Inc.*	11,270	685,329
Insulet Corp.*	21,060	835,450
Spectranetics Corp. (The)*	35,720	817,274
Vascular Solutions, Inc.*	39,660	880,055
West Pharmaceutical Services, Inc.	19,590	826,306
Wright Medical Group, Inc.*	22,572	708,761
ZELTIQ Aesthetics, Inc.* (a)	26,580	403,750

		12,647,712

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 4.9%
Acadia Healthcare Co., Inc.*	26,590	$1,209,845
Centene Corp.*	16,320	1,233,955
CorVel Corp.*	18,050	815,499
ExamWorks Group, Inc.*	24,660	782,462
HealthSouth Corp.	32,545	1,167,389
LifePoint Hospitals, Inc.*	12,474	774,636
MWI Veterinary Supply, Inc.*	5,620	797,984
Team Health Holdings, Inc.*	51,160	2,554,930
U.S. Physical Therapy, Inc.	24,575	840,219
WellCare Health Plans, Inc.*	11,290	842,911

		11,019,830

Health Care Technology 0.3%
Omnicell, Inc.*	23,790	683,011

Hotels, Restaurants & Leisure 4.9%
Bloomin’ Brands, Inc.*	55,115	1,236,229
Brinker International, Inc.	18,505	900,268
Buffalo Wild Wings, Inc.*	19,945	3,305,086
Chuy’s Holdings, Inc.*	21,560	782,628
Del Frisco’s Restaurant Group, Inc.*	24,910	686,520
Fiesta Restaurant Group, Inc.*	28,880	1,340,321
Ignite Restaurant Group, Inc.* (a)	36,035	524,670
Marriott Vacations Worldwide Corp.*	18,510	1,085,241
Red Robin Gourmet Burgers, Inc.*	17,780	1,265,936

		11,126,899

Household Durables 0.5%
GoPro, Inc., Class A*	17,003	689,472
Taylor Morrison Home Corp., Class A*	22,310	500,190

		1,189,662

Information Technology Services 2.8%
CACI International, Inc., Class A*	9,240	648,740
Cass Information Systems, Inc.	16,690	825,821
ExlService Holdings, Inc.*	25,390	747,736
Heartland Payment Systems, Inc.	22,915	944,327
MAXIMUS, Inc.	22,660	974,833
Sapient Corp.*	60,510	983,288
WEX, Inc.*	12,094	1,269,507

		6,394,252

Insurance 0.6%
AMERISAFE, Inc.	19,790	804,859
Protective Life Corp.	8,895	616,691

		1,421,550

Internet & Catalog Retail 0.6%
HSN, Inc.	18,280	1,082,907
RetailMeNot, Inc.* (a)	10,570	281,268

		1,364,175

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 7.6%
Bankrate, Inc.*	37,840	$663,714
Carbonite, Inc.*	57,384	686,887
ChannelAdvisor Corp.*	22,830	601,799
Cornerstone OnDemand, Inc.*	33,540	1,543,511
CoStar Group, Inc.*	12,620	1,996,105
Cvent, Inc.* (a)	9,260	269,373
Demandware, Inc.*	23,670	1,641,988
Envestnet, Inc.*	21,970	1,074,772
Five9, Inc.* (a)	56,862	409,406
j2 Global, Inc.	20,415	1,038,307
Marketo, Inc.* (a)	13,435	390,690
OpenTable, Inc.*	13,710	1,420,356
Pandora Media, Inc.*	35,960	1,060,820
Shutterstock, Inc.* (a)	15,040	1,248,019
SPS Commerce, Inc.*	9,760	616,734
Web.com Group, Inc.*	34,810	1,004,965
WebMD Health Corp.* (a)	15,585	752,756
Yelp, Inc.*	9,600	736,128

		17,156,330

Leisure Products 0.3%
Arctic Cat, Inc.	18,670	735,971

Life Sciences Tools & Services 1.3%
Bruker Corp.*	39,900	968,373
ICON PLC*	22,760	1,072,224
PAREXEL International Corp.*	18,725	989,429

		3,030,026

Machinery 4.1%
Altra Industrial Motion Corp.	22,275	810,587
Chart Industries, Inc.*	14,101	1,166,717
Greenbrier Cos., Inc. (The)*	13,840	797,184
Middleby Corp. (The)*	27,870	2,305,406
Proto Labs, Inc.* (a)	17,140	1,404,109
Sun Hydraulics Corp.	13,305	540,183
Toro Co. (The)	11,351	721,924
Wabtec Corp.	18,610	1,537,000

		9,283,110

Media 0.5%
DreamWorks Animation SKG, Inc., Class A* (a)	16,830	391,466
MDC Partners, Inc., Class A	35,610	765,259

		1,156,725

Metals & Mining 0.8%
Carpenter Technology Corp.	16,140	1,020,855
U.S. Silica Holdings, Inc.	15,449	856,493

		1,877,348

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 4.0%
Athlon Energy, Inc.*	40,380	$1,926,126
Diamondback Energy, Inc.*	20,460	1,816,848
Energy XXI (Bermuda) Ltd. (a)	29,590	699,212
Jones Energy, Inc., Class A*	27,965	573,283
Matador Resources Co.*	21,600	632,448
Oasis Petroleum, Inc.*	11,840	661,738
Parsley Energy, Inc., Class A*	14,450	347,811
PBF Energy, Inc., Class A	21,505	573,108
Rosetta Resources, Inc.*	15,660	858,951
RSP Permian, Inc.*	28,800	934,272

		9,023,797

Pharmaceuticals 2.7%
Aerie Pharmaceuticals, Inc.* (a)	19,300	478,061
Akorn, Inc.*	45,790	1,522,518
Medicines Co. (The)*	32,120	933,407
Pacira Pharmaceuticals, Inc.*	12,430	1,141,820
Prestige Brands Holdings, Inc.*	28,755	974,507
Salix Pharmaceuticals Ltd.*	5,795	714,813
XenoPort, Inc.* (a)	49,930	241,162

		6,006,288

Professional Services 3.2%
Exponent, Inc.	12,050	893,025
GP Strategies Corp.*	23,595	610,639
Huron Consulting Group, Inc.*	19,130	1,354,786
Korn/Ferry International*	27,980	821,773
On Assignment, Inc.*	86,610	3,080,718
WageWorks, Inc.*	8,000	385,680

		7,146,621

Real Estate Investment Trusts (REITs) 1.1%
Altisource Residential Corp.	14,515	377,825
CoreSite Realty Corp.	17,225	569,631
Pebblebrook Hotel Trust	7,398	273,430
Ramco-Gershenson Properties Trust	25,580	425,140
Sunstone Hotel Investors, Inc.	54,370	811,744

		2,457,770

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA* (a)	3,235	370,666

Road & Rail 1.1%
Celadon Group, Inc.	23,920	509,974
Genesee & Wyoming, Inc., Class A*	9,790	1,027,950
Marten Transport Ltd.	20,402	455,985
Swift Transportation Co.*	23,758	599,414

		2,593,323

Semiconductors & Semiconductor Equipment 3.5%
Cavium, Inc.*	20,130	999,656
GT Advanced Technologies, Inc.* (a)	45,630	848,718
Monolithic Power Systems, Inc.	36,460	1,544,081

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Nanometrics, Inc.*	30,065	$548,686
Spansion, Inc., Class A*	26,360	555,405
SunEdison Semiconductor Ltd.	12,200	206,546
SunEdison, Inc.*	73,585	1,663,021
SunPower Corp.* (a)	23,900	979,422
Ultratech, Inc.*	21,530	477,536

		7,823,071

Software 9.8%
Aspen Technology, Inc.*	68,970	3,200,208
Ellie Mae, Inc.* (a)	30,045	935,301
ePlus, Inc.*	10,167	591,719
Fair Isaac Corp.	15,530	990,193
FleetMatics Group PLC* (a)	21,925	709,055
Guidewire Software, Inc.*	48,790	1,983,801
Interactive Intelligence Group, Inc.*	20,800	1,167,504
Manhattan Associates, Inc.*	34,370	1,183,359
Model N, Inc.*	38,430	424,652
NetScout Systems, Inc.*	20,215	896,333
Proofpoint, Inc.*	26,970	1,010,296
PTC, Inc.*	32,265	1,251,882
Qualys, Inc.*	15,365	394,420
ServiceNow, Inc.*	16,140	1,000,034
Solera Holdings, Inc.	8,405	564,396
Tableau Software, Inc., Class A*	16,270	1,160,539
Tyler Technologies, Inc.*	28,520	2,601,309
Ultimate Software Group, Inc. (The)*	16,060	2,219,010

		22,284,011

Specialty Retail 1.8%
DSW, Inc., Class A	26,970	753,542
Five Below, Inc.* (a)	17,860	712,793
Group 1 Automotive, Inc.	5,305	447,264
Lithia Motors, Inc., Class A	15,020	1,412,931
Pier 1 Imports, Inc.	55,075	848,706

		4,175,236

Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd.* (a)	8,190	930,630

Textiles, Apparel & Luxury Goods 2.4%
Deckers Outdoor Corp.*	8,020	692,367
G-III Apparel Group Ltd.*	8,490	693,294
Kate Spade & Co.*	31,195	1,189,777
Skechers U.S.A., Inc., Class A*	17,346	792,712
Steven Madden Ltd.*	31,860	1,092,798
Vince Holding Corp.*	28,892	1,058,025

		5,518,973

Thrifts & Mortgage Finance 0.3%
EverBank Financial Corp.	37,645	758,923

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	14,695	$745,477
H&E Equipment Services, Inc.*	59,170	2,150,238

		2,895,715

Total Common Stocks (cost $173,160,029)		218,807,856

Exchange Traded Fund 1.2%
Equity Fund 1.2%
iShares Russell 2000 Growth ETF (a)	19,660	2,721,337

Total Exchange Traded Fund (cost $2,643,909)		2,721,337

Mutual Fund 2.6%
Money Market Fund 2.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (b)	5,821,060	5,821,060

Total Mutual Fund (cost $5,821,060)		5,821,060

Repurchase Agreements 7.5%

	Principal Amount

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $2,000,006, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $2,040,049. (c)	$2,000,000	2,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $9,898,518, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 -11/20/41; total market value $10,096,491. (c)	9,898,496	9,898,496

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Repurchase Agreements (continued)

Market Value

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $5,000,014, collateralized by U.S. Government Agency Securities, ranging from 1.50% -12.50%, maturing 08/15/14 -06/20/44; total market value $5,100,000. (c)	$5,000,000

Total Repurchase Agreements (cost $16,898,496)	16,898,496

Total Investments (cost $198,523,494) (d) — 107.8%	244,248,749
Liabilities in excess of other assets — (7.8%)	(17,721,344)

NET ASSETS — 100.0%	$226,527,405

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $16,502,306.

(b)	Represents 7-day effective yield as of June 30, 2014.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $16,898,496.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund
Assets:
Investments, at value *(cost $181,624,998)	$227,350,253
Repurchase agreements, at value (cost $16,898,496)	16,898,496

Total Investments, at value (total cost $198,523,494)	244,248,749

Dividends receivable	51,651
Security lending income receivable	10,079
Receivable for investments sold	631,807
Receivable for capital shares issued	72,215
Prepaid expenses	1,366

Total Assets	245,015,867

Liabilities:
Payable for investments purchased	861,655
Payable for capital shares redeemed	512,085
Cash overdraft (Note 2)	2
Payable upon return of securities loaned (Note 2)	16,898,496
Accrued expenses and other payables:
Investment advisory fees	151,519
Fund administration fees	11,619
Distribution fees	5,110
Administrative servicing fees	20,397
Accounting and transfer agent fees	173
Trustee fees	86
Custodian fees	1,510
Compliance program costs (Note 3)	180
Professional fees	11,172
Printing fees	13,872
Other	586

Total Liabilities	18,488,462

Net Assets	$226,527,405

Represented by:
Capital	$139,655,343
Accumulated net investment loss	(511,462)
Accumulated net realized gains from investments	41,658,269
Net unrealized appreciation/(depreciation) from investments	45,725,255

Net Assets	$226,527,405

Net Assets:
Class I Shares	$59,666,138
Class II Shares	25,544,808
Class Y Shares	141,316,459

Total	$226,527,405

*	Includes value of securities on loan of $16,502,306 (Note 2).

11

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,508,849
Class II Shares	1,108,660
Class Y Shares	5,882,667

Total	9,500,176

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$23.78
Class II Shares	$23.04
Class Y Shares	$24.02

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$553,048
Income from securities lending (Note 2)	50,960
Foreign tax withholding	(1,987)

Total Income	602,021

EXPENSES:
Investment advisory fees	1,035,263
Fund administration fees	67,039
Distribution fees Class II Shares	30,985
Administrative servicing fees Class I Shares	42,818
Administrative servicing fees Class II Shares	18,592
Administrative servicing fees Class III Shares (a)	886
Professional fees	15,052
Printing fees	8,523
Trustee fees	3,419
Custodian fees	4,117
Accounting and transfer agent fees	690
Compliance program costs (Note 3)	348
Other	6,225

Total expenses before earnings credit and fees waived	1,233,957

Earnings credit (Note 5)	(21)
Investment advisory fees waived (Note 3)	(120,453)

Net Expenses	1,113,483

NET INVESTMENT LOSS	(511,462)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	10,214,561
Net change in unrealized appreciation/(depreciation) from investments	(10,058,511)

Net realized/unrealized gains from investments	156,050

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(355,412)

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment loss	$(511,462)	$(1,045,296)
Net realized gains from investments	10,214,561	33,708,429
Net change in unrealized appreciation/(depreciation) from investments	(10,058,511)	40,384,417

Change in net assets resulting from operations	(355,412)	73,047,550

Distributions to Shareholders From:
Net realized gains:
Class I	–	(2,970,270)
Class II	–	(1,264,490)
Class III (a)	–	(63,297)
Class Y	–	(6,684,801)

Change in net assets from shareholder distributions	–	(10,982,858)

Change in net assets from capital transactions	(3,670,331)	5,108,944

Change in net assets	(4,025,743)	67,173,636

Net Assets:
Beginning of period	230,553,148	163,379,512

End of period	$226,527,405	$230,553,148

Accumulated net investment loss at end of period	$(511,462)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,244,525	$9,660,601
Proceeds from shares issued from class conversion	1,721,742	–
Dividends reinvested	–	2,970,270
Cost of shares redeemed	(8,369,985)	(16,344,867)

Total Class I Shares	(403,718)	(3,713,996)

Class II Shares
Proceeds from shares issued	2,861,229	5,845,443
Dividends reinvested	–	1,264,490
Cost of shares redeemed	(2,921,270)	(6,626,862)

Total Class II Shares	(60,041)	483,071

Class III Shares (a)
Proceeds from shares issued	452,227	1,204,989
Dividends reinvested	–	63,297
Cost of shares redeemed from class conversion	(1,721,742)	–
Cost of shares redeemed	(335,180)	(372,734)

Total Class III Shares	(1,604,695)	895,552

Class Y Shares
Proceeds from shares issued	9,152,368	19,535,337
Dividends reinvested	–	6,684,801
Cost of shares redeemed	(10,754,245)	(18,775,821)

Total Class Y Shares	(1,601,877)	7,444,317

Change in net assets from capital transactions	$(3,670,331)	$5,108,944

14

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
SHARE TRANSACTIONS:
Class I Shares
Issued	265,941	446,154
Issued in class conversion	78,325	–
Reinvested	–	135,877
Redeemed	(356,155)	(789,725)

Total Class I Shares	(11,889)	(207,694)

Class II Shares
Issued	125,577	279,924
Reinvested	–	59,590
Redeemed	(130,581)	(326,621)

Total Class II Shares	(5,004)	12,893

Class III Shares (a)
Issued	19,261	57,508
Reinvested	–	2,912
Redeemed in class conversion	(78,760)	–
Redeemed	(14,610)	(17,942)

Total Class III Shares	(74,109)	42,478

Class Y Shares
Issued	401,161	1,002,805
Reinvested	–	303,166
Redeemed	(468,514)	(880,994)

Total Class Y Shares	(67,353)	424,977

Total change in shares	(158,355)	272,654

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Loss to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$23.82	(0.06)	0.02	(0.04)	–	–	–	$23.78	(0.17%	)	$59,666,138	1.08%	(0.53%	)	1.19%	28.70%
Year Ended December 31, 2013 (e)	$17.39	(0.12)	7.72	7.60	(1.17)	(1.17)	–	$23.82	44.29%		$60,034,897	1.11%	(0.60%	)	1.21%	119.53%
Year Ended December 31, 2012 (e)	$15.33	(0.07)	2.13	2.06	–	–	–	$17.39	13.44%		$47,434,273	1.16%	(0.44%	)	1.22%	82.85%
Year Ended December 31, 2011 (e)	$15.43	(0.14)	0.04	(0.10)	–	–	–	$15.33	(0.65%	)	$49,505,219	1.13%	(0.85%	)	1.16%	104.88%
Year Ended December 31, 2010 (e)	$12.30	(0.12)	3.25	3.13	–	–	–	$15.43	25.45%		$58,023,723	1.22%	(0.93%	)	1.22%	101.39%
Year Ended December 31, 2009 (e)	$9.65	(0.10)	2.75	2.65	–	–	–	$12.30	27.46%		$50,456,742	1.28%	(1.02%	)	1.28%	115.90%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$23.10	(0.09)	0.03	(0.06)	–	–	–	$23.04	(0.26%	)	$25,544,808	1.33%	(0.78%	)	1.44%	28.70%
Year Ended December 31, 2013 (e)	$16.93	(0.17)	7.51	7.34	(1.17)	(1.17)	–	$23.10	43.95%		$25,728,995	1.36%	(0.85%	)	1.46%	119.53%
Year Ended December 31, 2012 (e)	$14.97	(0.11)	2.07	1.96	–	–	–	$16.93	13.09%		$18,638,352	1.41%	(0.69%	)	1.47%	82.85%
Year Ended December 31, 2011 (e)	$15.10	(0.17)	0.04	(0.13)	–	–	–	$14.97	(0.86%	)	$22,549,222	1.39%	(1.10%	)	1.42%	104.88%
Year Ended December 31, 2010 (e)	$12.07	(0.15)	3.18	3.03	–	–	–	$15.10	25.10%		$17,719,132	1.47%	(1.18%	)	1.47%	101.39%
Year Ended December 31, 2009 (e)	$9.49	(0.13)	2.71	2.58	–	–	–	$12.07	27.19%		$13,225,952	1.53%	(1.28%	)	1.53%	115.90%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$24.04	(0.04)	0.02	(0.02)	–	–	–	$24.02	(0.08%	)	$141,316,459	0.93%	(0.38%	)	1.04%	28.70%
Year Ended December 31, 2013 (e)	$17.51	(0.09)	7.79	7.70	(1.17)	(1.17)	–	$24.04	44.56%		$143,033,972	0.96%	(0.44%	)	1.06%	119.53%
Year Ended December 31, 2012 (e)	$15.42	(0.05)	2.14	2.09	–	–	–	$17.51	13.55%		$96,759,887	1.01%	(0.30%	)	1.07%	82.85%
Year Ended December 31, 2011 (e)	$15.50	(0.12)	0.04	(0.08)	–	–	–	$15.42	(0.52%	)	$100,833,847	1.04%	(0.74%	)	1.07%	104.88%
Year Ended December 31, 2010 (e)	$12.34	(0.10)	3.26	3.16	–	–	–	$15.50	25.61%		$79,316,438	1.07%	(0.75%	)	1.07%	101.39%
Year Ended December 31, 2009 (e)	$9.66	(0.09)	2.77	2.68	–	–	–	$12.34	27.74%		$30,087,335	1.12%	(0.88%	)	1.12%	115.90%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which

17

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$218,807,856	$—	$—	$218,807,856
Exchange Traded Fund	2,721,337	—	—	2,721,337
Mutual Fund	5,821,060	—	—	5,821,060
Repurchase Agreements	—	16,898,496	—	16,898,496
Total	$227,350,253	$16,898,496	$—	$244,248,749

18

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of June 30, 2014, the Fund had an overdrawn balance of $2 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Credit Suisse (USA) LLC	9,898,496	—	9,898,496	(9,898,496)	—
Goldman Sachs & Co.	5,000,000	—	5,000,000	(5,000,000)	—
Total	$16,898,496	$—	$16,898,496	$(16,898,496)	$—

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Oppenheimer Funds, Inc.
Wellington Management Company, LLP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.95%
$200 million and more	0.90%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.95%, and after contractual fee waivers was 0.84%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.08% for all share classes until April 30, 2015.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless:

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2014, there were no cumulative potential reimbursements.

During the six months ended June 30, 2014, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $120,453, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $67,039 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $348.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund.

For the six months ended June 30, 2014, NFS earned $62,296 in administrative services fees from the Fund.

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15% and 0.15% for Class I and Class II shares, respectively. For the period from January 1, 2014 through April 25, 2015, the effective rate for administrative services fees that NFS earned was 0.15% for Class III shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $739 and $1,283, respectively.

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $62,699,513 and sales of $69,340,009 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $512 of brokerage commissions.

11.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$198,832,835	$49,131,003	$(3,715,089)	$45,415,914

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

12.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

27

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Advisers’ personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the fourth quintile of the Fund’s expense group. The Trustees considered management’s statements that the Fund’s actual advisory fee rate was 6.7 basis points above the expense group median, and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was 5 basis points above the expense group median. The Trustees also considered management’s statement that, when compared to a customized multi-manager peer group, both the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) were below the median figures for that group. The Trustees also considered management’s statements that management had implemented a contractual waiver in respect of its advisory fee, in order to share with the Fund’s shareholders the benefit of reductions in subadvisory fees, and that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) had declined by 19.4 basis points since 2009. The Trustees noted that the Fund’s Class Y shares

28

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

achieved a level of total return performance ranked within the second quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a

Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

29

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

30

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

31

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

32

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

33

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

34

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

35

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

36

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

37

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

38

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

39

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

40

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

SAR-MM-SCV 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi-Manager Small Cap Value Fund

Asset Allocation†

Common Stocks	97.1%
Repurchase Agreements	3.5%
Mutual Fund	2.6%
U.S. Treasury Note	0.2%
Liabilities in excess of other assets	(3.4)%
100.0%

Top Industries††

Banks	12.1%
Real Estate Investment Trusts (REITs)	8.6%
Machinery	3.6%
Specialty Retail	3.4%
Semiconductors & Semiconductor Equipment	3.4%
Insurance	3.4%
Oil, Gas & Consumable Fuels	3.3%
Electric Utilities	3.1%
Health Care Equipment & Supplies	2.9%
Health Care Providers & Services	2.5%
Other Industries*	53.7%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund — Institutional Class	2.6%
Iconix Brand Group, Inc.	0.8%
WellCare Health Plans, Inc.	0.8%
Barnes & Noble, Inc.	0.8%
FirstMerit Corp.	0.8%
Sanmina Corp.	0.7%
Helen of Troy Ltd.	0.7%
CNO Financial Group, Inc.	0.7%
Rite Aid Corp.	0.7%
American Equity Investment Life Holding Co.	0.7%
Other Holdings*	90.7%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Multi-Manager Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Value Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,044.00	5.32	1.05
	Hypothetical	(a)(b)	1,000.00	1,019.59	5.26	1.05
Class II Shares	Actual	(a)	1,000.00	1,042.00	6.58	1.30
	Hypothetical	(a)(b)	1,000.00	1,018.35	6.51	1.30
Class IV Shares	Actual	(a)	1,000.00	1,043.40	5.32	1.05
	Hypothetical	(a)(b)	1,000.00	1,019.59	5.26	1.05
Class Y Shares	Actual	(a)	1,000.00	1,044.40	4.56	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.1%

	Shares	Market Value

Aerospace & Defense 1.8%
AAR Corp.	62,400	$1,719,744
Curtiss-Wright Corp.	35,065	2,298,861
Engility Holdings, Inc.*	44,800	1,714,048
Hexcel Corp.*	51,045	2,087,741
Moog, Inc., Class A*	3,475	253,293
Triumph Group, Inc.	30,500	2,129,510

		10,203,197

Air Freight & Logistics 0.1%
Park-Ohio Holdings Corp.	8,800	511,368

Airlines 0.9%
Hawaiian Holdings, Inc.* (a)	144,800	1,985,208
Republic Airways Holdings, Inc.*	113,100	1,226,004
SkyWest, Inc.	144,000	1,759,680

		4,970,892

Auto Components 1.4%
Cooper Tire & Rubber Co.	100,600	3,018,000
Dana Holding Corp.	133,780	3,266,908
Remy International, Inc.	23,900	558,065
Stoneridge, Inc.*	105,100	1,126,672

		7,969,645

Banks 12.5%
1st Source Corp.	3,900	119,418
Ameris Bancorp*	20,300	437,668
Banco Latinoamericano de Comercio Exterior SA, Class E	13,500	400,545
Bank of Hawaii Corp.	40,715	2,389,563
Bank of Kentucky Financial Corp. (The)	3,000	104,370
Bank of Marin Bancorp	4,900	223,391
BankUnited, Inc.	90,710	3,036,971
Banner Corp.	10,500	416,115
BBCN Bancorp, Inc.	20,200	322,190
BNC Bancorp	5,700	97,299
Boston Private Financial Holdings, Inc.	16,000	215,040
Camden National Corp.	3,000	116,280
Cathay General Bancorp	20,200	516,312
Center Bancorp, Inc. (a)	4,700	90,381
Chemical Financial Corp.	8,355	234,608
Citizens & Northern Corp.	13,900	270,911
City Holding Co.	15,900	717,408
CoBiz Financial, Inc.	1,500	16,155
Columbia Banking System, Inc.	9,017	237,237
Community Bank System, Inc.	1,400	50,680
Community Trust Bancorp, Inc.	15,957	546,049
CommunityOne Bancorp* (a)	13,200	128,040
ConnectOne Bancorp, Inc.*	1,800	89,802
Customers Bancorp, Inc.*	67,740	1,355,477
CVB Financial Corp.	217,083	3,479,841
East West Bancorp, Inc.	16,822	588,602
Enterprise Financial Services Corp.	32,300	583,338
Fidelity Southern Corp.	30,984	402,482

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Financial Institutions, Inc.	16,800	$393,456
First Bancorp	6,500	119,275
First Bancorp, Inc.	1,800	31,428
First BanCorp, Puerto Rico*	42,600	231,744
First Busey Corp.	40,900	237,629
First Business Financial Services, Inc.	3,800	178,714
First Citizens BancShares, Inc., Class A	1,500	367,500
First Commonwealth Financial Corp.	133,400	1,229,948
First Community Bancshares, Inc.	24,800	355,384
First Financial Bancorp	110,365	1,899,382
First Financial Corp.	5,300	170,607
First Interstate BancSystem, Inc.	54,800	1,489,464
First Merchants Corp.	37,700	796,978
First Midwest Bancorp, Inc.	33,600	572,208
First NBC Bank Holding Co.*	28,900	968,439
First Niagara Financial Group, Inc.	44,296	387,147
First of Long Island Corp. (The)	3,000	117,240
FirstMerit Corp.	220,764	4,360,089
Flushing Financial Corp.	121,215	2,490,968
German American Bancorp, Inc.	3,000	81,240
Great Southern Bancorp, Inc.	10,500	336,525
Hampton Roads Bankshares, Inc.* (a)	21,700	37,541
Hanmi Financial Corp.	155,190	3,271,405
Horizon Bancorp	12,200	266,448
IBERIABANK Corp.	8,000	553,520
Independent Bank Corp.	15,500	594,890
Investors Bancorp, Inc.	324,504	3,585,769
MainSource Financial Group, Inc.	24,800	427,800
Merchants Bancshares, Inc.	3,000	95,940
National Penn Bancshares, Inc.	38,845	410,980
NBT Bancorp, Inc.	36,400	874,328
PacWest Bancorp	13,000	561,210
Park Sterling Corp.	30,561	201,397
Peoples Bancorp, Inc.	14,200	375,590
Peoples Financial Services Corp.	3,500	179,865
Pinnacle Financial Partners, Inc.	71,500	2,822,820
Preferred Bank, Los Angeles*	34,700	820,308
PrivateBancorp, Inc.	98,300	2,856,598
Republic Bancorp, Inc., Class A	8,155	193,437
Sierra Bancorp	18,100	285,980
Simmons First National Corp., Class A	5,700	224,523
South State Corp.	7,174	437,614
Southside Bancshares, Inc. (a)	11,152	322,958
Southwest Bancorp, Inc.	69,300	1,182,258
Square 1 Financial, Inc., Class A*	7,100	134,971
Stock Yards Bancorp, Inc.	5,300	158,470
Susquehanna Bancshares, Inc.	44,431	469,191
Taylor Capital Group, Inc.*	9,300	198,834
Texas Capital Bancshares, Inc.*	23,135	1,248,133
Tompkins Financial Corp.	4,700	226,446
Tristate Capital Holdings, Inc.*	13,300	187,929
Trustmark Corp.	11,800	291,342
UMB Financial Corp.	37,700	2,389,803

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Umpqua Holdings Corp.	92,950	$1,665,664
Union Bankshares Corp.	11,481	294,488
ViewPoint Financial Group, Inc.	114,075	3,069,758
Webster Financial Corp.	17,200	542,488
WesBanco, Inc.	56,100	1,741,344
West Bancorporation, Inc.	25,600	389,888
Wilshire Bancorp, Inc.	182,100	1,870,167
Yadkin Financial Corp.* (a)	23,900	450,276

		69,913,909

Biotechnology 0.7%
Aegerion Pharmaceuticals, Inc.* (a)	20,800	667,472
Alnylam Pharmaceuticals, Inc.*	200	12,634
Applied Genetic Technologies Corp.* (a)	5,500	127,050
Ardelyx, Inc.* (a)	17,200	274,684
Auspex Pharmaceuticals, Inc.* (a)	1,500	33,405
Cara Therapeutics, Inc.* (a)	20,200	343,804
Celldex Therapeutics, Inc.* (a)	32,800	535,296
Dicerna Pharmaceuticals, Inc.* (a)	17,700	399,489
Eleven Biotherapeutics, Inc.* (a)	4,500	59,310
Flexion Therapeutics, Inc.*	6,200	83,576
Kite Pharma, Inc.* (a)	7,600	219,792
Ultragenyx Pharmaceutical, Inc.* (a)	12,400	556,636
XOMA Corp.*	150,600	691,254
Zafgen, Inc.* (a)	7,200	142,416

		4,146,818

Building Products 1.1%
Armstrong World Industries, Inc.*	64,440	3,700,789
Gibraltar Industries, Inc.*	25,200	390,852
Simpson Manufacturing Co., Inc.	60,930	2,215,415

		6,307,056

Capital Markets 1.9%
Arlington Asset Investment Corp., Class A (a)	68,600	1,874,838
BGC Partners, Inc., Class A	80,600	599,664
Cowen Group, Inc., Class A*	198,933	839,497
Diamond Hill Investment Group, Inc.	17,940	2,291,297
Investment Technology Group, Inc.*	37,700	636,376
Manning & Napier, Inc.	7,600	131,176
Moelis & Co.*	18,000	604,980
Piper Jaffray Cos.*	33,900	1,755,003
Waddell & Reed Financial, Inc., Class A	32,130	2,011,017

		10,743,848

Chemicals 2.6%
A. Schulman, Inc.	30,600	1,184,220
Axiall Corp.	31,400	1,484,278
Chemtura Corp.*	86,904	2,270,801
Flotek Industries, Inc.*	74,825	2,406,372
FutureFuel Corp.	3,000	49,770
GSE Holding, Inc.* (a)	11,000	660

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
Hawkins, Inc.	2,000	$74,280
Innophos Holdings, Inc.	39,905	2,297,331
Innospec, Inc.	3,300	142,461
Koppers Holdings, Inc.	6,100	233,325
Kraton Performance Polymers, Inc.*	2,900	64,931
Kronos Worldwide, Inc.	9,500	148,865
Methanex Corp.	29,273	1,808,486
Minerals Technologies, Inc.	26,800	1,757,544
Zep, Inc.	22,700	400,882

		14,324,206

Commercial Services & Supplies 2.5%
ABM Industries, Inc.	87,000	2,347,260
ACCO Brands Corp.*	62,775	402,388
ARC Document Solutions, Inc.*	41,700	244,362
Brady Corp., Class A	20,100	600,387
Cenveo, Inc.* (a)	219,700	815,087
Herman Miller, Inc.	81,729	2,471,485
Kimball International, Inc., Class B	134,600	2,250,512
Quad/Graphics, Inc.	64,500	1,442,865
RR Donnelley & Sons Co.	20,697	351,021
Steelcase, Inc., Class A	60,700	918,391
United Stationers, Inc.	29,300	1,215,071
Viad Corp.	33,500	798,640

		13,857,469

Communications Equipment 1.3%
ARRIS Group, Inc.*	114,400	3,721,432
Bel Fuse, Inc., Class B	3,300	84,711
Harmonic, Inc.*	468,860	3,497,696

		7,303,839

Construction & Engineering 0.6%
EMCOR Group, Inc.	53,100	2,364,543
Tutor Perini Corp.*	37,208	1,180,982

		3,545,525

Consumer Finance 1.3%
Cash America International, Inc.	58,600	2,603,598
EZCORP, Inc., Class A*	13,500	155,925
Green Dot Corp., Class A*	168,000	3,188,640
JGWPT Holdings, Inc., Class A* (a)	18,600	209,436
Nelnet, Inc., Class A	22,500	932,175
Regional Management Corp.*	5,644	87,313

		7,177,087

Containers & Packaging 0.8%
Graphic Packaging Holding Co.*	157,800	1,846,260
Rock-Tenn Co., Class A	8,400	886,956
Silgan Holdings, Inc.	33,755	1,715,429

		4,448,645

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Distributors 0.0%†
Core-Mark Holding Co., Inc.	4,800	$219,024

Diversified Consumer Services 0.8%
2U, Inc.* (a)	16,900	284,089
Chegg, Inc.* (a)	74,600	525,184
LifeLock, Inc.*	44,700	624,012
Service Corp. International	98,310	2,036,983
ServiceMaster Global Holdings, Inc.*	38,100	694,563

		4,164,831

Diversified Financial Services 0.3%
CBOE Holdings, Inc.	23,835	1,172,920
PHH Corp.*	31,800	730,764

		1,903,684

Diversified Telecommunication Services 1.0%
IDT Corp., Class B	11,072	192,874
Inteliquent, Inc.	176,800	2,452,216
Intelsat SA*	64,700	1,218,948
Lumos Networks Corp.	122,383	1,770,882

		5,634,920

Electric Utilities 3.2%
Cleco Corp.	59,791	3,524,680
El Paso Electric Co.	26,400	1,061,544
Empire District Electric Co. (The)	18,900	485,352
Great Plains Energy, Inc.	100,930	2,711,989
IDACORP, Inc.	37,200	2,151,276
MGE Energy, Inc.	11,750	464,243
PNM Resources, Inc.	32,300	947,359
Portland General Electric Co.	39,400	1,365,998
UIL Holdings Corp.	7,533	291,602
Unitil Corp.	10,100	341,683
UNS Energy Corp.	25,100	1,516,291
Westar Energy, Inc.	78,955	3,015,291

		17,877,308

Electrical Equipment 0.6%
EnerSys	32,600	2,242,554
General Cable Corp.	33,362	856,069

		3,098,623

Electronic Equipment, Instruments & Components 2.4%
Benchmark Electronics, Inc.*	92,075	2,346,071
GSI Group, Inc.*	26,100	332,253
Insight Enterprises, Inc.*	41,500	1,275,710
Littelfuse, Inc.	7,514	698,426
National Instruments Corp.	63,030	2,041,542
OSI Systems, Inc.*	32,570	2,174,047
Sanmina Corp.*	186,511	4,248,721
ScanSource, Inc.*	5,600	213,248

		13,330,018

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 2.2%
Basic Energy Services, Inc.*	22,200	$648,684
C&J Energy Services, Inc.*	107,600	3,634,728
Dawson Geophysical Co.	15,500	444,075
Dril-Quip, Inc.*	16,355	1,786,620
Forum Energy Technologies, Inc.*	25,100	914,393
Helix Energy Solutions Group, Inc.*	62,000	1,631,220
ION Geophysical Corp.*	112,800	476,016
Parker Drilling Co.*	143,700	936,924
Superior Energy Services, Inc.	21,326	770,722
Tesco Corp.	14,700	313,698
Willbros Group, Inc.*	44,800	553,280

		12,110,360

Food & Staples Retailing 1.8%
Andersons, Inc. (The)	19,550	1,008,389
Pantry, Inc. (The)*	86,200	1,396,440
Rite Aid Corp.*	536,300	3,845,271
Roundy’s, Inc. (a)	78,100	430,331
SpartanNash Co.	168,935	3,549,324

		10,229,755

Food Products 0.9%
B&G Foods, Inc.	59,145	1,933,450
Chiquita Brands International, Inc.*	203,300	2,205,805
Pinnacle Foods, Inc.	29,500	970,550

		5,109,805

Gas Utilities 1.1%
Chesapeake Utilities Corp.	5,300	378,049
Laclede Group, Inc. (The)	18,400	893,320
New Jersey Resources Corp.	16,550	945,998
Northwest Natural Gas Co. (a)	22,600	1,065,590
South Jersey Industries, Inc.	1,800	108,738
Southwest Gas Corp.	32,200	1,699,838
WGL Holdings, Inc.	28,500	1,228,350

		6,319,883

Health Care Equipment & Supplies 3.1%
Cynosure, Inc., Class A*	33,300	707,625
Greatbatch, Inc.*	31,600	1,550,296
Integra LifeSciences Holdings Corp.*	70,397	3,312,883
K2M Group Holdings, Inc.*	2,200	32,736
Natus Medical, Inc.*	6,600	165,924
NuVasive, Inc.*	61,328	2,181,437
OraSure Technologies, Inc.*	30,000	258,300
Sirona Dental Systems, Inc.*	23,725	1,956,363
Teleflex, Inc.	21,765	2,298,384
Tornier NV*	69,719	1,630,030
TriVascular Technologies, Inc.*	7,700	119,889
Wright Medical Group, Inc.*	89,350	2,805,590

		17,019,457

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 2.6%
Bio-Reference Labs, Inc.*	106,628	$3,222,298
Cross Country Healthcare, Inc.*	134,200	874,984
Kindred Healthcare, Inc.	22,700	524,370
Landauer, Inc.	13,615	571,830
Molina Healthcare, Inc.*	47,900	2,137,777
RadNet, Inc.*	9,000	59,670
Triple-S Management Corp., Class B*	21,019	376,871
U.S. Physical Therapy, Inc.	64,805	2,215,683
WellCare Health Plans, Inc.*	62,485	4,665,130

		14,648,613

Health Care Technology 0.0%†
Imprivata, Inc.*	4,900	80,262

Hotels, Restaurants & Leisure 2.4%
Bally Technologies, Inc.*	38,140	2,506,561
Brinker International, Inc.	33,270	1,618,585
Cracker Barrel Old Country Store, Inc.	5,600	557,592
La Quinta Holdings, Inc.*	17,700	338,778
Life Time Fitness, Inc.*	53,525	2,608,809
Monarch Casino & Resort, Inc.*	107,738	1,631,153
Multimedia Games Holding Co., Inc.*	76,625	2,271,165
Ruth’s Hospitality Group, Inc.	87,100	1,075,685
Speedway Motorsports, Inc.	21,900	399,675
Zoe’s Kitchen, Inc.* (a)	10,100	347,238

		13,355,241

Household Durables 1.6%
Century Communities, Inc.*	19,600	434,140
GoPro, Inc., Class A*	6,000	243,300
Helen of Troy Ltd.*	69,400	4,207,722
Lifetime Brands, Inc.	28,100	441,732
M/I Homes, Inc.*	72,945	1,770,375
Skullcandy, Inc.*	116,406	843,944
Universal Electronics, Inc.*	20,100	982,488

		8,923,701

Household Products 0.0%†
Central Garden and Pet Co., Class A*	12,200	112,240

Independent Power and Renewable Electricity Producers 0.6%
Dynegy, Inc.*	94,500	3,288,600

Information Technology Services 1.3%
CSG Systems International, Inc.	2,400	62,664
EVERTEC, Inc.	76,810	1,861,874
Forrester Research, Inc.	50,259	1,903,811
Global Cash Access Holdings, Inc.*	15,495	137,906
Unisys Corp.*	123,800	3,062,812

		7,029,067

Common Stocks (continued)

	Shares	Market Value

Insurance 3.5%
American Equity Investment Life Holding Co.	152,700	$3,756,420
AMERISAFE, Inc.	35,200	1,431,584
AmTrust Financial Services, Inc. (a)	21,856	913,799
Aspen Insurance Holdings Ltd.	22,200	1,008,324
Assured Guaranty Ltd.	35,600	872,200
CNO Financial Group, Inc.	233,800	4,161,640
Fidelity & Guaranty Life	10,356	247,923
Hilltop Holdings, Inc.*	94,200	2,002,692
Horace Mann Educators Corp.	3,000	93,810
Maiden Holdings Ltd.	143,093	1,729,995
Selective Insurance Group, Inc.	28,100	694,632
Stewart Information Services Corp.	12,200	378,322
Symetra Financial Corp.	62,400	1,418,976
United Fire Group, Inc.	11,800	345,976
Validus Holdings Ltd.	13,430	513,563

		19,569,856

Internet & Catalog Retail 0.0%†
Coupons.com, Inc.* (a)	8,400	221,004

Internet Software & Services 1.0%
Digital River, Inc.*	19,800	305,514
Five9, Inc.* (a)	10,800	77,760
IntraLinks Holdings, Inc.*	51,200	455,168
Monster Worldwide, Inc.*	298,525	1,952,353
OPOWER, Inc.* (a)	600	11,310
Q2 Holdings, Inc.*	1,000	14,260
Travelzoo, Inc.*	53,040	1,026,324
WebMD Health Corp.* (a)	33,900	1,637,370

		5,480,059

Machinery 3.7%
Briggs & Stratton Corp.	84,100	1,720,686
Douglas Dynamics, Inc.	71,550	1,260,711
Global Brass & Copper Holdings, Inc.	33,200	561,080
Harsco Corp.	80,655	2,147,843
Hurco Cos., Inc.	2,500	70,500
Hyster-Yale Materials Handling, Inc.	12,600	1,115,604
John Bean Technologies Corp.	52,295	1,620,622
Kadant, Inc.	36,800	1,414,960
Kennametal, Inc.	25,309	1,171,301
LB Foster Co., Class A	20,100	1,087,812
Middleby Corp. (The)*	300	24,816
Mueller Industries, Inc.	102,970	3,028,348
Mueller Water Products, Inc., Class A	221,305	1,912,075
NN, Inc.	8,900	227,662
Standex International Corp.	2,000	148,960
Woodward, Inc.	60,780	3,049,940

		20,562,920

Marine 0.2%
Matson, Inc.	30,789	826,377

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media 1.4%
AMC Entertainment Holdings, Inc., Class A	8,500	$211,395
E.W. Scripps Co. (The), Class A*	89,829	1,900,782
Entercom Communications Corp., Class A*	19,800	212,454
Eros International PLC*	16,500	250,305
Journal Communications, Inc., Class A*	80,900	717,583
Live Nation Entertainment, Inc.*	17,600	434,544
Markit Ltd.*	33,100	893,038
Morningstar, Inc.	29,755	2,136,706
Sinclair Broadcast Group, Inc., Class A (a)	27,100	941,725

		7,698,532

Metals & Mining 0.9%
Ampco-Pittsburgh Corp.	14,700	337,218
Commercial Metals Co.	90,900	1,573,479
Globe Specialty Metals, Inc.	18,500	384,430
Worthington Industries, Inc.	67,800	2,918,112

		5,213,239

Multiline Retail 0.2%
Dillard’s, Inc., Class A	10,900	1,271,049

Multi-Utilities 0.7%
NorthWestern Corp.	26,400	1,377,816
Vectren Corp.	63,515	2,699,387

		4,077,203

Oil, Gas & Consumable Fuels 3.4%
CVR Energy, Inc. (a)	8,000	385,520
Delek US Holdings, Inc.	64,500	1,820,835
Energy XXI (Bermuda) Ltd. (a)	36,832	870,340
Equal Energy Ltd. (a)	22,600	122,492
EXCO Resources, Inc.	178,400	1,050,776
Green Plains, Inc.	74,900	2,461,963
Infinity Bio-Energy Ltd.* (b)	155,500	0
Knightsbridge Tankers Ltd.	51,200	726,528
Memorial Resource Development Corp.*	10,400	253,344
Pacific Ethanol, Inc.*	27,400	418,946
Panhandle Oil and Gas, Inc., Class A	3,200	179,296
Parsley Energy, Inc., Class A*	6,400	154,048
Renewable Energy Group, Inc.*	177,478	2,035,673
REX American Resources Corp.*	5,700	417,867
SemGroup Corp., Class A	4,600	362,710
Stone Energy Corp.*	58,100	2,718,499
TransAtlantic Petroleum Ltd.*	19,900	226,661
VAALCO Energy, Inc.*	164,600	1,190,058
Warren Resources, Inc.*	379,743	2,354,406
Western Refining, Inc.	3,900	146,445
Westmoreland Coal Co.*	12,800	464,384
World Fuel Services Corp.	8,400	413,532

		18,774,323

Common Stocks (continued)

	Shares	Market Value

Paper & Forest Products 0.7%
Domtar Corp.	9,200	$394,220
KapStone Paper and Packaging Corp.*	68,585	2,272,221
P.H. Glatfelter Co.	10,900	289,177
Resolute Forest Products, Inc.*	33,600	563,808
Schweitzer-Mauduit International, Inc.	4,900	213,934

		3,733,360

Personal Products 0.1%
Revlon, Inc., Class A*	10,100	308,050

Pharmaceuticals 0.8%
Achaogen, Inc.*	4,400	61,424
Amphastar Pharmaceuticals, Inc.*	43,400	434,434
Egalet Corp.* (a)	3,500	45,920
Impax Laboratories, Inc.*	45,600	1,367,544
Lannett Co., Inc.*	22,200	1,101,564
Medicines Co. (The)*	18,900	549,234
Phibro Animal Health Corp., Class A*	16,800	368,760
Revance Therapeutics, Inc.*	12,600	428,400
ZS Pharma, Inc.* (a)	4,300	123,625

		4,480,905

Professional Services 1.5%
CDI Corp.	11,900	171,479
Heidrick & Struggles International, Inc.	20,600	381,100
Kelly Services, Inc., Class A	77,900	1,337,543
Korn/Ferry International*	7,300	214,401
Paylocity Holding Corp.* (a)	7,200	155,736
Resources Connection, Inc.	159,355	2,089,144
RPX Corp.*	50,700	899,925
TrueBlue, Inc.*	62,400	1,720,368
VSE Corp.	20,100	1,413,432

		8,383,128

Real Estate Investment Trusts (REITs) 8.9%
Acadia Realty Trust	9,300	261,237
American Campus Communities, Inc.	32,200	1,231,328
Anworth Mortgage Asset Corp.	353,900	1,826,124
Armada Hoffler Properties, Inc.	10,200	98,736
Ashford Hospitality Prime, Inc.	23,420	401,887
Ashford Hospitality Trust, Inc.	198,012	2,285,059
Capstead Mortgage Corp.	248,400	3,266,460
Cedar Realty Trust, Inc.	117,800	736,250
Chatham Lodging Trust	21,800	477,420
Chesapeake Lodging Trust	36,000	1,088,280
CoreSite Realty Corp.	47,300	1,564,211
Cousins Properties, Inc.	241,400	3,005,430
CubeSmart	53,100	972,792
CyrusOne, Inc.	25,200	627,480
CYS Investments, Inc.	64,600	582,692
DCT Industrial Trust, Inc.	269,500	2,212,595
DiamondRock Hospitality Co.	249,700	3,201,154

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties, Inc.	3,700	$237,651
Education Realty Trust, Inc.	67,900	729,246
EPR Properties	10,900	608,983
Extra Space Storage, Inc.	12,600	670,950
FelCor Lodging Trust, Inc.	75,000	788,250
First Industrial Realty Trust, Inc.	156,400	2,946,576
Franklin Street Properties Corp.	8,900	111,962
Geo Group, Inc. (The)	16,400	585,972
Getty Realty Corp.	10,600	202,248
Government Properties Income Trust	8,900	225,971
Hersha Hospitality Trust	438,000	2,938,980
Home Properties, Inc.	3,900	249,444
Kite Realty Group Trust	165,400	1,015,556
LaSalle Hotel Properties	8,400	296,436
LTC Properties, Inc.	25,100	979,904
Parkway Properties, Inc.	76,600	1,581,790
Pennsylvania Real Estate Investment Trust	17,250	324,645
PennyMac Mortgage Investment Trust	76,600	1,680,604
Potlatch Corp.	61,500	2,546,100
RAIT Financial Trust	116,100	960,147
Ramco-Gershenson Properties Trust	22,700	377,274
Redwood Trust, Inc.	133,900	2,607,033
Rouse Properties, Inc.	8,600	147,146
Sun Communities, Inc.	10,900	543,256
Sunstone Hotel Investors, Inc.	140,600	2,099,158
Winthrop Realty Trust	27,700	425,195

		49,719,612

Real Estate Management & Development 0.2%
Alexander & Baldwin, Inc.	28,500	1,181,325
Altisource Asset Management Corp.*	100	72,306

		1,253,631

Road & Rail 1.2%
AMERCO	9,200	2,674,992
ArcBest Corp.	19,300	839,743
Genesee & Wyoming, Inc., Class A*	14,841	1,558,305
Quality Distribution, Inc.*	26,500	393,790
Swift Transportation Co.*	30,600	772,038
Universal Truckload Services, Inc.	6,500	164,840

		6,403,708

Semiconductors & Semiconductor Equipment 3.5%
Alpha & Omega Semiconductor Ltd.*	70,853	656,808
Amkor Technology, Inc.*	178,300	1,993,394
Audience, Inc.*	4,700	56,212
Cirrus Logic, Inc.* (a)	20,100	457,074
Cypress Semiconductor Corp.*	228,410	2,491,953
First Solar, Inc.*	33,500	2,380,510
Integrated Silicon Solution, Inc.*	76,200	1,125,474
MKS Instruments, Inc.	33,500	1,046,540
Pericom Semiconductor Corp.*	24,100	217,864
Spansion, Inc., Class A*	135,000	2,844,450

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	94,635	$1,854,846
Ultra Clean Holdings, Inc.*	184,600	1,670,630
Veeco Instruments, Inc.*	71,835	2,676,572
Xcerra Corp.*	14,400	131,040

		19,603,367

Software 2.1%
Actuate Corp.*	17,200	82,044
Compuware Corp.	262,500	2,622,375
FireEye, Inc.* (a)	6,900	279,795
Imperva, Inc.* (a)	26,700	699,006
Paycom Software, Inc.* (a)	11,400	166,326
Proofpoint, Inc.*	3,000	112,380
Rovi Corp.*	145,170	3,478,273
Rubicon Project, Inc. (The)* (a)	9,800	125,832
Telenav, Inc.*	109,794	624,728
TiVo, Inc.*	140,300	1,811,273
Varonis Systems, Inc.* (a)	49,800	1,444,698

		11,446,730

Specialty Retail 3.5%
American Eagle Outfitters, Inc.	122,070	1,369,625
Barnes & Noble, Inc.*	196,600	4,480,514
Big 5 Sporting Goods Corp.	90,935	1,115,772
Brown Shoe Co., Inc.	111,000	3,175,710
Build-A-Bear Workshop, Inc.*	5,700	76,152
Cato Corp. (The), Class A	10,500	324,450
Children’s Place, Inc. (The) (a)	29,700	1,474,011
CST Brands, Inc.	57,005	1,966,673
Destination Maternity Corp.	11,000	250,470
Express, Inc.*	100,455	1,710,749
Guess?, Inc.	41,732	1,126,764
Kirkland’s, Inc.*	34,400	638,120
Michaels Cos., Inc. (The)*	13,200	225,060
Systemax, Inc.*	15,900	228,483
Zumiez, Inc.*	59,776	1,649,220

		19,811,773

Technology Hardware, Storage & Peripherals 0.2%
Avid Technology, Inc.*	51,300	379,620
Electronics For Imaging, Inc.*	15,900	718,680

		1,098,300

Textiles, Apparel & Luxury Goods 1.1%
G-III Apparel Group Ltd.*	14,255	1,164,063
Iconix Brand Group, Inc.*	109,610	4,706,653
RG Barry Corp.	8,100	153,495
Steven Madden Ltd.*	10,225	350,718

		6,374,929

Thrifts & Mortgage Finance 2.3%
BankFinancial Corp.	5,800	64,728
Berkshire Hills Bancorp, Inc.	8,900	206,658

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Brookline Bancorp, Inc.	180,840	$1,694,471
Capitol Federal Financial, Inc.	149,905	1,822,845
Charter Financial Corp.	30,700	340,770
First Defiance Financial Corp.	11,400	327,180
Flagstar Bancorp, Inc.*	176,400	3,192,840
HomeStreet, Inc.	47,400	870,738
Northwest Bancshares, Inc.	117,735	1,597,664
OceanFirst Financial Corp.	9,700	160,632
Provident Financial Services, Inc.	19,400	336,008
TrustCo Bank Corp. NY	248,140	1,657,575
WSFS Financial Corp.	10,100	744,067

		13,016,176

Trading Companies & Distributors 0.3%
Aircastle Ltd.	26,500	470,905
Applied Industrial Technologies, Inc.	25,750	1,306,297

		1,777,202

Water Utilities 0.1%
American States Water Co.	8,800	292,424
Artesian Resources Corp., Class A	4,700	105,656
California Water Service Group	7,600	183,920

		582,000

Wireless Telecommunication Services 0.2%
RingCentral, Inc., Class A* (a)	80,400	1,216,452

Total Common Stocks (cost $417,361,356)		542,782,781

U.S. Treasury Note 0.2%

	Principal Amount

U.S. Treasury Note, 0.25%, 11/30/14 (c)	$1,030,000	1,030,643

Total U.S. Treasury Note (cost $1,030,593)		1,030,643

Mutual Fund 2.6%

	Shares

Money Market Fund 2.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (d)	14,775,884	14,775,884

Total Mutual Fund (cost $14,775,884)		14,775,884

Repurchase Agreements 3.5%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $9,400,179, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $9,588,186. (e)	$9,400,159	$9,400,159
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $10,000,028, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $10,200,000. (e)	10,000,000	10,000,000

Total Repurchase Agreements (cost $19,400,159)		19,400,159

Total Investments (cost $452,567,992) (f) — 103.4%		577,989,467
Liabilities in excess of other assets — (3.4%)		(18,777,251)

NET ASSETS — 100.0%		$559,212,216

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $19,000,342.

(b)	Fair valued security.

(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(d)	Represents 7-day effective yield as of June 30, 2014.

(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $19,400,159.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

12

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

At June 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
74	Russell 2000 Mini Future	09/19/14	$8,808,220	$197,017

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
Assets:
Investments, at value *(cost $433,167,833)	$558,589,308
Repurchase agreements, at value (cost $19,400,159)	19,400,159

Total Investments, at value (total cost $452,567,992)	577,989,467

Interest and dividends receivable	773,039
Security lending income receivable	12,847
Receivable for investments sold	15,016,973
Receivable for capital shares issued	390,705
Receivable for variation margin on futures contracts	57,346
Prepaid expenses	3,278

Total Assets	594,243,655

Liabilities:
Payable for investments purchased	14,274,607
Payable for capital shares redeemed	787,808
Cash overdraft (Note 2)	77,333
Payable upon return of securities loaned (Note 2)	19,400,159
Accrued expenses and other payables:
Investment advisory fees	381,606
Fund administration fees	17,762
Distribution fees	7,528
Administrative servicing fees	46,145
Accounting and transfer agent fees	361
Trustee fees	224
Custodian fees	3,147
Compliance program costs (Note 3)	436
Professional fees	20,817
Printing fees	12,760
Other	746

Total Liabilities	35,031,439

Net Assets	$559,212,216

Represented by:
Capital	$348,714,666
Accumulated undistributed net investment income	1,020,540
Accumulated net realized gains from investments and futures transactions	83,858,518
Net unrealized appreciation/(depreciation) from investments	125,421,475
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	197,017

Net Assets	$559,212,216

*	Includes value of securities on loan of $19,000,342 (Note 2).

14

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
Net Assets:
Class I Shares	$206,657,336
Class II Shares	37,549,814
Class IV Shares	25,957,160
Class Y Shares	289,047,906

Total	$559,212,216

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,073,955
Class II Shares	2,229,697
Class IV Shares	1,516,835
Class Y Shares	16,860,451

Total	32,680,938

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$17.12
Class II Shares	$16.84
Class IV Shares	$17.11
Class Y Shares	$17.14

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$4,404,273
Income from securities lending (Note 2)	54,641
Interest income	496
Foreign tax withholding	(3,287)

Total Income	4,456,123

EXPENSES:
Investment advisory fees	2,352,962
Fund administration fees	103,162
Distribution fees Class II Shares	45,637
Administrative servicing fees Class I Shares	150,901
Administrative servicing fees Class II Shares	27,382
Administrative servicing fees Class III Shares (a)	1,382
Administrative servicing fees Class IV Shares	19,431
Professional fees	21,000
Printing fees	12,991
Trustee fees	8,423
Custodian fees	9,958
Accounting and transfer agent fees	1,091
Compliance program costs (Note 3)	875
Other	10,281

Total expenses before earnings credit and fees waived	2,765,476

Earnings credit (Note 5)	(45)
Investment advisory fees waived (Note 3)	(86,331)

Net Expenses	2,679,100

NET INVESTMENT INCOME	1,777,023

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	34,646,534
Net realized gains from futures transactions (Note 2)	476,716

Net realized gains from investments and futures transactions	35,123,250

Net change in unrealized appreciation/(depreciation) from investments	(13,405,949)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(444,873)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(13,850,822)

Net realized/unrealized gains from investments and futures transactions	21,272,428

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,049,451

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$1,777,023	$3,897,920
Net realized gains from investments and futures transactions	35,123,250	76,112,782
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(13,850,822)	85,578,643

Change in net assets resulting from operations	23,049,451	165,589,345

Distributions to Shareholders From:
Net investment income:
Class I	(502,210)	(1,563,490)
Class II	(65,024)	(217,270)
Class III (a)	(8,106)	(20,325)
Class IV	(65,087)	(202,826)
Class Y	(846,148)	(2,422,324)

Change in net assets from shareholder distributions	(1,486,575)	(4,426,235)

Change in net assets from capital transactions	(23,671,048)	(24,846,413)

Change in net assets	(2,108,172)	136,316,697

Net Assets:
Beginning of period	561,320,388	425,003,691

End of period	$559,212,216	$561,320,388

Accumulated undistributed net investment income at end of period	$1,020,540	$730,092

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,020,135	$12,103,613
Proceeds from shares issued from class conversion	3,233,688	–
Dividends reinvested	502,210	1,563,490
Cost of shares redeemed	(20,064,443)	(35,158,097)

Total Class I Shares	(12,308,410)	(21,490,994)

Class II Shares
Proceeds from shares issued	2,329,448	11,604,409
Dividends reinvested	65,024	217,270
Cost of shares redeemed	(5,236,370)	(8,689,628)

Total Class II Shares	(2,841,898)	3,132,051

Class III Shares (a)
Proceeds from shares issued	761,106	2,402,437
Dividends reinvested	8,106	20,325
Cost of shares redeemed from class conversion	(3,233,688)	–
Cost of shares redeemed	(249,189)	(1,253,981)

Total Class III Shares	(2,713,665)	1,168,781

Class IV Shares
Proceeds from shares issued	325,696	1,185,284
Dividends reinvested	65,087	202,826
Cost of shares redeemed	(2,591,831)	(4,034,827)

Total Class IV Shares	(2,201,048)	(2,646,717)

17

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$12,749,014	$12,043,319
Dividends reinvested	846,148	2,422,324
Cost of shares redeemed	(17,201,189)	(19,475,177)

Total Class Y Shares	(3,606,027)	(5,009,534)

Change in net assets from capital transactions	$(23,671,048)	$(24,846,413)

SHARE TRANSACTIONS:
Class I Shares
Issued	248,738	858,938
Issued in class conversion	199,797	–
Reinvested	30,716	99,777
Redeemed	(1,229,022)	(2,475,721)

Total Class I Shares	(749,771)	(1,517,006)

Class II Shares
Issued	142,359	831,379
Reinvested	4,039	14,143
Redeemed	(332,016)	(618,964)

Total Class II Shares	(185,618)	226,558

Class III Shares (a)
Issued	46,315	174,826
Reinvested	495	1,293
Redeemed in class conversion	(199,594)	–
Redeemed	(15,014)	(93,081)

Total Class III Shares	(167,798)	83,038

Class IV Shares
Issued	19,804	84,252
Reinvested	3,981	12,941
Redeemed	(157,848)	(284,520)

Total Class IV Shares	(134,063)	(187,327)

Class Y Shares
Issued	778,331	831,085
Reinvested	51,689	153,932
Redeemed	(1,064,988)	(1,450,159)

Total Class Y Shares	(234,968)	(465,142)

Total change in shares	(1,472,218)	(1,859,879)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$16.44	0.05	0.67	0.72	(0.04)	(0.04)	–	$17.12	4.40%		$206,657,336	1.05%	0.59%	1.08%	21.74%
Year Ended December 31, 2013 (e)	$11.81	0.10	4.65	4.75	(0.12)	(0.12)	–	$16.44	40.28%	(f)	$210,852,823	1.06%	0.73%	1.09%	52.17%
Year Ended December 31, 2012 (e)	$9.88	0.12	1.91	2.03	(0.10)	(0.10)	–	$11.81	20.44%		$169,293,150	1.06%	1.07%	1.10%	33.12%
Year Ended December 31, 2011 (e)	$10.45	0.04	(0.57)	(0.53)	(0.04)	(0.04)	–	$9.88	(5.07%	)	$166,500,971	1.10%	0.40%	1.11%	77.92%
Year Ended December 31, 2010 (e)	$8.30	0.07	2.13	2.20	(0.05)	(0.05)	–	$10.45	26.60%		$220,041,173	1.12%	0.76%	1.12%	45.72%
Year Ended December 31, 2009 (e)	$6.62	0.06	1.66	1.72	(0.04)	(0.04)	–	$8.30	26.22%		$208,335,958	1.16%	0.82%	1.16%	62.55%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$16.19	0.03	0.65	0.68	(0.03)	(0.03)	–	$16.84	4.20%		$37,549,814	1.30%	0.34%	1.33%	21.74%
Year Ended December 31, 2013 (e)	$11.63	0.07	4.58	4.65	(0.09)	(0.09)	–	$16.19	40.02%		$39,094,138	1.30%	0.49%	1.34%	52.17%
Year Ended December 31, 2012 (e)	$9.72	0.09	1.88	1.97	(0.06)	(0.06)	–	$11.63	20.30%		$25,451,386	1.31%	0.82%	1.35%	33.12%
Year Ended December 31, 2011 (e)	$10.31	0.02	(0.58)	(0.56)	(0.03)	(0.03)	–	$9.72	(5.45%	)	$24,188,053	1.35%	0.17%	1.36%	77.92%
Year Ended December 31, 2010 (e)	$8.18	0.04	2.12	2.16	(0.03)	(0.03)	–	$10.31	26.47%		$28,320,389	1.37%	0.50%	1.37%	45.72%
Year Ended December 31, 2009 (e)	$6.54	0.03	1.65	1.68	(0.04)	(0.04)	–	$8.18	25.86%		$30,352,462	1.40%	0.45%	1.40%	62.55%

Class IV Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$16.44	0.05	0.66	0.71	(0.04)	(0.04)	–	$17.11	4.34%		$25,957,160	1.05%	0.59%	1.08%	21.74%
Year Ended December 31, 2013 (e)	$11.80	0.10	4.66	4.76	(0.12)	(0.12)	–	$16.44	40.40%		$27,139,734	1.06%	0.73%	1.09%	52.17%
Year Ended December 31, 2012 (e)	$9.87	0.12	1.91	2.03	(0.10)	(0.10)	–	$11.80	20.58%		$21,696,842	1.06%	1.08%	1.10%	33.12%
Year Ended December 31, 2011 (e)	$10.45	0.04	(0.58)	(0.54)	(0.04)	(0.04)	–	$9.87	(5.17%	)	$20,454,978	1.10%	0.42%	1.11%	77.92%
Year Ended December 31, 2010 (e)	$8.30	0.07	2.13	2.20	(0.05)	(0.05)	–	$10.45	26.61%		$24,035,927	1.12%	0.77%	1.12%	45.72%
Year Ended December 31, 2009 (e)	$6.61	0.06	1.67	1.73	(0.04)	(0.04)	–	$8.30	26.41%		$23,201,040	1.16%	0.83%	1.16%	62.55%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$16.46	0.06	0.67	0.73	(0.05)	(0.05)	–	$17.14	4.44%		$289,047,906	0.90%	0.75%	0.93%	21.74%
Year Ended December 31, 2013 (e)	$11.82	0.13	4.65	4.78	(0.14)	(0.14)	–	$16.46	40.53%		$281,471,710	0.91%	0.88%	0.94%	52.17%
Year Ended December 31, 2012 (e)	$9.90	0.14	1.90	2.04	(0.12)	(0.12)	–	$11.82	20.68%		$207,560,388	0.91%	1.26%	0.95%	33.12%
Year Ended December 31, 2011 (e)	$10.47	0.07	(0.59)	(0.52)	(0.05)	(0.05)	–	$9.90	(4.99%	)	$148,283,331	0.95%	0.71%	0.96%	77.92%
Year Ended December 31, 2010 (e)	$8.31	0.11	2.12	2.23	(0.07)	(0.07)	–	$10.47	26.87%		$79,659,279	0.97%	1.22%	0.97%	45.72%
Year Ended December 31, 2009 (e)	$6.61	0.05	1.69	1.74	(0.04)	(0.04)	–	$8.31	26.60%		$30,053,556	1.00%	0.67%	1.00%	62.55%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,203,197	$—	$—	$10,203,197
Air Freight & Logistics	511,368	—	—	511,368
Airlines	4,970,892	—	—	4,970,892
Auto Components	7,969,645	—	—	7,969,645
Banks	69,913,909	—	—	69,913,909
Biotechnology	4,146,818	—	—	4,146,818
Building Products	6,307,056	—	—	6,307,056
Capital Markets	10,743,848	—	—	10,743,848
Chemicals	14,324,206	—	—	14,324,206
Commercial Services & Supplies	13,857,469	—	—	13,857,469
Communications Equipment	7,303,839	—	—	7,303,839
Construction & Engineering	3,545,525	—	—	3,545,525
Consumer Finance	7,177,087	—	—	7,177,087
Containers & Packaging	4,448,645	—	—	4,448,645
Distributors	219,024	—	—	219,024
Diversified Consumer Services	4,164,831	—	—	4,164,831
Diversified Financial Services	1,903,684	—	—	1,903,684
Diversified Telecommunication Services	5,634,920	—	—	5,634,920
Electric Utilities	17,877,308	—	—	17,877,308
Electrical Equipment	3,098,623	—	—	3,098,623
Electronic Equipment, Instruments & Components	13,330,018	—	—	13,330,018
Energy Equipment & Services	12,110,360	—	—	12,110,360
Food & Staples Retailing	10,229,755	—	—	10,229,755
Food Products	5,109,805	—	—	5,109,805
Gas Utilities	6,319,883	—	—	6,319,883
Health Care Equipment & Supplies	17,019,457	—	—	17,019,457
Health Care Providers & Services	14,648,613	—	—	14,648,613
Health Care Technology	80,262	—	—	80,262
Hotels, Restaurants & Leisure	13,355,241	—	—	13,355,241
Household Durables	8,923,701	—	—	8,923,701
Household Products	112,240	—	—	112,240
Independent Power and Renewable Electricity Producers	3,288,600	—	—	3,288,600
Information Technology Services	7,029,067	—	—	7,029,067
Insurance	19,569,856	—	—	19,569,856
Internet & Catalog Retail	221,004	—	—	221,004
Internet Software & Services	5,480,059	—	—	5,480,059
Machinery	20,562,920	—	—	20,562,920
Marine	826,377	—	—	826,377
Media	7,698,532	—	—	7,698,532
Metals & Mining	5,213,239	—	—	5,213,239
Multiline Retail	1,271,049	—	—	1,271,049
Multi-Utilities	4,077,203	—	—	4,077,203
Oil, Gas & Consumable Fuels	18,774,323	—	—	18,774,323
Paper & Forest Products	3,733,360	—	—	3,733,360
Personal Products	308,050	—	—	308,050
Pharmaceuticals	4,480,905	—	—	4,480,905
Professional Services	8,383,128	—	—	8,383,128
Real Estate Investment Trusts (REITs)	49,719,612	—	—	49,719,612

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Real Estate Management & Development	$1,253,631	$—	$—	$1,253,631
Road & Rail	6,403,708	—	—	6,403,708
Semiconductors & Semiconductor Equipment	19,603,367	—	—	19,603,367
Software	11,446,730	—	—	11,446,730
Specialty Retail	19,811,773	—	—	19,811,773
Technology Hardware, Storage & Peripherals	1,098,300	—	—	1,098,300
Textiles, Apparel & Luxury Goods	6,374,929	—	—	6,374,929
Thrifts & Mortgage Finance	13,016,176	—	—	13,016,176
Trading Companies & Distributors	1,777,202	—	—	1,777,202
Water Utilities	582,000	—	—	582,000
Wireless Telecommunication Services	1,216,452	—	—	1,216,452
Total Common Stocks	$542,782,781	$—	$—	$542,782,781
Futures Contracts	197,017	—	—	197,017
Mutual Fund	14,775,884	—	—	14,775,884
Repurchase Agreements	—	19,400,159	—	19,400,159
U.S. Treasury Note	—	1,030,643	—	1,030,643
Total	$557,755,682	$20,430,802	$—	$578,186,484

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2014, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of June 30, 2014, the Fund had an overdrawn balance of $77,333 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2014:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2014

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$197,017
Total		$197,017

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$476,716
Total	$476,716

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2014

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(444,873)
Total	$(444,873)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the six months ended June 30, 2014.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At June 30, 2014, the futures contracts do not permit the Fund to enforce netting arrangements.

(e)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
Credit Suisse (USA) LLC	$9,400,159	$—	$9,400,159	$(9,400,159)	$—
Goldman Sachs & Co.	10,000,000	—	10,000,000	(10,000,000)	—
Total	$19,400,159	$—	$19,400,159	$(19,400,159)	$—

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

27

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Epoch Investment Partners, Inc.
JPMorgan Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.90%
$200 million and more	0.85%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.87%, and after contractual fee waivers was 0.84%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $86,331, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

28

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $103,162 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $875.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2014, NFS earned $199,096 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively. For the period from January 1, 2014 through April 25, 2015, the effective rate for administrative services fees that NFS earned was 0.15% for Class III shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $224 and $2,305, respectively.

29

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

5.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $116,714,657 and sales of $138,989,523 (excluding short-term securities).

For the six months ended June 30, 2014, the Fund had purchases of $315,283 and sales of $0 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

30

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $8,815 of brokerage commissions.

11.  Federal Tax Information

As of June 30, 2014, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$455,298,711	$132,950,922	$(10,260,166)	$122,690,756

12.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

32

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Advisers’ personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares were ranked within the fifth and the fourth quintiles, respectively, of the Fund’s expense group. The Trustees considered management’s statement that, while the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b/1 fees) were 8.9 basis points and 3.4 basis points above the respective expense group medians, when compared to a customized multi-manager peer group, both the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) were at the medians for that group. The Trustees also considered management’s statement that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) had declined by 10.2 basis points since 2009. The Trustees noted that the Fund’s Class Y shares achieved a level of total return performance ranked within the first quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

33

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

34

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

35

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

36

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

37

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

38

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

39

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

40

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

41

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

42

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

43

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

44

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

45

Semiannual Report

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund

SAR-MM-SCO 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative

2

Economic Review (con’t.)

easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index	Six-Month Total Return (as of June 30, 2014)
Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Fund Overview	NVIT Multi-Manager Small Company Fund

Asset Allocation†

Common Stocks	93.4%
Mutual Fund	6.7%
Repurchase Agreements	4.1%
Preferred Stocks††	0.0%
Corporate Bonds††	0.0%
Liabilities in excess of other assets	(4.2)%
100.0%

Top Industries†††

Banks	9.3%
Software	5.4%
Oil, Gas & Consumable Fuels	4.0%
Machinery	3.8%
Real Estate Investment Trusts (REITs)	3.7%
Insurance	3.5%
Chemicals	3.4%
Internet Software & Services	3.3%
Health Care Equipment & Supplies	3.2%
Semiconductors & Semiconductor Equipment	3.0%
Other Industries*	57.4%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund — Institutional Class	6.4%
Wabtec Corp.	0.9%
Middleby Corp. (The)	0.7%
West Pharmaceutical Services, Inc.	0.6%
ICON PLC	0.6%
MWI Veterinary Supply, Inc.	0.5%
Tyler Technologies, Inc.	0.5%
Web.com Group, Inc.	0.5%
PNM Resources, Inc.	0.5%
H&E Equipment Services, Inc.	0.5%
Other Holdings*	88.3%
100.0%

Top Countries†††

United States	89.5%
Canada	1.4%
Bermuda	1.1%
Switzerland	0.7%
Netherlands	0.6%
Ireland	0.6%
Puerto Rico	0.6%
Israel	0.4%
Monaco	0.3%
Luxembourg	0.3%
Other Countries*	4.5%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2014.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2014.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	NVIT Multi-Manager Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Company Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14	Expense Ratio During Period (%) 01/01/14 - 06/30/14
Class I Shares	Actual	(a)	1,000.00	1,006.90	5.32	1.07
	Hypothetical	(a)(b)	1,000.00	1,019.49	5.36	1.07
Class II Shares	Actual	(a)	1,000.00	1,006.00	6.57	1.32
	Hypothetical	(a)(b)	1,000.00	1,018.25	6.61	1.32
Class IV Shares	Actual	(a)	1,000.00	1,006.90	5.32	1.07
	Hypothetical	(a)(b)	1,000.00	1,019.49	5.36	1.07
Class Y Shares	Actual	(a)	1,000.00	1,007.80	4.58	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.23	4.61	0.92

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 93.4%

	Shares	Market Value

AUSTRALIA 0.0%
Oil, Gas & Consumable Fuels 0.0%
AET & D Holdings No. 1* (a)	106,305	$0

AUSTRIA 0.0%
Real Estate Management & Development 0.0%
Immofinanz AG* (a)	103,675	0

BERMUDA 1.1%
Insurance 1.1%
Maiden Holdings Ltd.	121,000	1,462,890
PartnerRe Ltd.	20,700	2,260,647
Validus Holdings Ltd.	54,017	2,065,610

		5,789,147

CANADA 1.5%
Energy Equipment & Services 0.5%
Canadian Energy Services & Technology Corp.	4,500	139,914
Pason Systems, Inc.	46,400	1,304,532
ShawCor Ltd.	14,400	800,248

		2,244,694

Food & Staples Retailing 0.0%†
North West Co., Inc. (The)	11,400	252,669

Food Products 0.1%
SunOpta, Inc.*	36,377	512,188

Metals & Mining 0.1%
Alamos Gold, Inc.	50,200	509,028

Oil, Gas & Consumable Fuels 0.1%
Painted Pony Petroleum Ltd.*	21,000	269,031

Paper & Forest Products 0.1%
Stella-Jones, Inc.	26,700	733,152

Software 0.6%
Computer Modelling Group Ltd.	43,000	1,193,627
Constellation Software, Inc.	5,100	1,299,841
Descartes Systems Group, Inc. (The)*	18,900	271,026

		2,764,494

		7,285,256

CAYMAN ISLANDS 0.2%
Thrifts & Mortgage Finance 0.2%
Home Loan Servicing Solutions Ltd.	52,300	1,188,779

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	3

GREECE 0.3%
Transportation Infrastructure 0.3%
Aegean Marine Petroleum Network, Inc.	151,153	1,525,134

Common Stocks (continued)

	Shares	Market Value

IRELAND 0.6%
Life Sciences Tools & Services 0.6%
ICON PLC*	65,460	$3,083,821

ISRAEL 0.4%
Construction Materials 0.4%
Caesarstone Sdot-Yam Ltd.	40,037	1,965,016

LUXEMBOURG 0.3%
Real Estate Management & Development 0.3%
Altisource Portfolio Solutions SA*	13,900	1,592,662

MONACO 0.3%
Oil, Gas & Consumable Fuels 0.3%
Scorpio Tankers, Inc.	158,942	1,616,440

NETHERLANDS 0.6%
Metals & Mining 0.3%
Constellium NV, Class A*	52,037	1,668,306

Software 0.3%
AVG Technologies NV*	79,800	1,606,374

		3,274,680

PUERTO RICO 0.6%
Banks 0.6%
OFG Bancorp (b)	69,443	1,278,446
Popular, Inc.*	49,390	1,688,150

		2,966,596

SWITZERLAND 0.7%
Insurance 0.4%
Allied World Assurance Co. Holdings AG	60,100	2,285,002

Technology Hardware, Storage & Peripherals 0.3%
Logitech International SA REG (b)	108,700	1,416,361

		3,701,363

UNITED KINGDOM 0.0%
Oil, Gas & Consumable Fuels 0.0%
Infinity Bio-Energy Ltd.* (a)	94,500	0

UNITED STATES 86.8%
Aerospace & Defense 1.0%
Cubic Corp.	2,400	106,824
Curtiss-Wright Corp.	14,400	944,064
HEICO Corp.	25,640	1,331,742
Hexcel Corp.*	35,198	1,439,598
Huntington Ingalls Industries, Inc.	14,459	1,367,677

		5,189,905

Air Freight & Logistics 0.4%
Forward Air Corp.	16,700	799,095
Park-Ohio Holdings Corp.	24,650	1,432,412

		2,231,507

Airlines 0.1%
Allegiant Travel Co.	5,065	596,505

6

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Auto Components 2.0%
Dana Holding Corp.	55,400	$1,352,868
Dorman Products, Inc.*	11,480	566,194
Gentex Corp.	15,100	439,259
Gentherm, Inc.*	24,260	1,078,357
Goodyear Tire & Rubber Co. (The)	72,300	2,008,494
Remy International, Inc.	63,200	1,475,720
Stoneridge, Inc.*	127,559	1,367,432
Tower International, Inc.*	58,278	2,146,962

		10,435,286

Banks 9.1%
Ameris Bancorp*	73,433	1,583,215
Banc of California, Inc. (b)	64,700	705,230
Bancorp, Inc. (The)*	83,348	992,675
Bank of Hawaii Corp.	19,800	1,162,062
Bank of the Ozarks, Inc.	56,500	1,889,925
BankUnited, Inc.	15,000	502,200
Chemical Financial Corp.	45,543	1,278,847
Community Bank System, Inc.	13,900	503,180
CVB Financial Corp.	127,500	2,043,825
Eagle Bancorp, Inc.*	34,650	1,169,438
Financial Institutions, Inc.	65,212	1,527,265
First Connecticut Bancorp, Inc.	37,000	593,850
First Financial Bankshares, Inc.	75,900	2,380,982
First Merchants Corp.	78,600	1,661,604
First NBC Bank Holding Co.*	33,397	1,119,133
First of Long Island Corp. (The)	16,562	647,243
Flushing Financial Corp.	44,300	910,365
FNB Corp.	38,500	493,570
German American Bancorp, Inc.	27,200	736,576
Hanmi Financial Corp.	63,600	1,340,688
Heartland Financial USA, Inc.	51,000	1,261,230
Investors Bancorp, Inc.	161,930	1,789,327
Lakeland Financial Corp.	43,835	1,672,744
National Bank Holdings Corp., Class A	60,630	1,208,962
NBT Bancorp, Inc.	52,400	1,258,648
Pacific Premier Bancorp, Inc.*	112,300	1,582,307
PacWest Bancorp	23,000	992,910
ServisFirst Bancshares, Inc.*	18,700	1,616,241
Signature Bank*	12,952	1,634,283
South State Corp.	10,750	655,750
Square 1 Financial, Inc., Class A*	3,170	60,262
State Bank Financial Corp.	55,900	945,269
Sterling Bancorp	88,500	1,062,000
Talmer Bancorp, Inc., Class A*	88,790	1,224,414
Tristate Capital Holdings, Inc.*	92,500	1,307,025
ViewPoint Financial Group, Inc.	51,900	1,396,629
WesBanco, Inc.	50,700	1,573,728
Westamerica Bancorporation	8,200	428,696
Western Alliance Bancorp*	78,540	1,869,252

		46,781,550

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	6,850	1,531,112

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Biotechnology 1.2%
Cepheid, Inc.*	19,980	$957,841
Cubist Pharmaceuticals, Inc.*	17,465	1,219,406
Emergent Biosolutions, Inc.*	60,744	1,364,310
InterMune, Inc.*	11,680	515,672
NPS Pharmaceuticals, Inc.*	21,190	700,330
PDL BioPharma, Inc. (b)	136,700	1,323,256

		6,080,815

Building Products 0.5%
A.O. Smith Corp.	19,990	991,104
AAON, Inc.	39,200	1,313,984

		2,305,088

Capital Markets 2.8%
American Capital Ltd.*	109,800	1,678,842
Artisan Partners Asset Management, Inc., Class A	14,520	822,994
Cowen Group, Inc., Class A*	336,920	1,421,802
Evercore Partners, Inc., Class A	21,530	1,240,989
FS Investment Corp.	124,600	1,326,990
Hercules Technology Growth Capital, Inc. (b)	114,308	1,847,217
HFF, Inc., Class A	3,060	113,801
Manning & Napier, Inc.	4,964	85,679
Silvercrest Asset Management Group, Inc., Class A	35,505	611,041
Solar Capital Ltd.	65,629	1,396,585
TCP Capital Corp. (b)	105,288	1,917,295
TriplePoint Venture Growth BDC Corp.	108,341	1,774,626

		14,237,861

Chemicals 3.5%
Axiall Corp.	20,200	954,854
Balchem Corp.	21,700	1,162,252
Cabot Corp.	25,900	1,501,941
Chemtura Corp.*	48,000	1,254,240
Hawkins, Inc.	3,200	118,848
Innophos Holdings, Inc.	12,400	713,868
Kraton Performance Polymers, Inc.*	27,138	607,620
LSB Industries, Inc.*	33,300	1,387,611
Minerals Technologies, Inc.	18,230	1,195,523
NewMarket Corp.	2,000	784,220
OM Group, Inc.	45,420	1,472,971
OMNOVA Solutions, Inc.*	153,353	1,393,979
PolyOne Corp.	43,460	1,831,404
RPM International, Inc.	25,948	1,198,279
Sensient Technologies Corp.	36,900	2,056,068
Stepan Co.	6,700	354,162

		17,987,840

Commercial Services & Supplies 2.8%
Deluxe Corp.	31,200	1,827,696
Ennis, Inc.	69,995	1,068,124
Healthcare Services Group, Inc.	41,450	1,220,288
Knoll, Inc.	71,300	1,235,629

7

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Commercial Services & Supplies (continued)
Mobile Mini, Inc.	49,620	$2,376,301
Performant Financial Corp.*	139,472	1,408,667
Pitney Bowes, Inc.	70,400	1,944,448
Rollins, Inc.	47,775	1,433,250
Team, Inc.*	7,600	311,752
UniFirst Corp.	4,200	445,200
United Stationers, Inc.	21,482	890,859

		14,162,214

Communications Equipment 0.7%
Arista Networks, Inc.*	1,150	71,749
EMCORE Corp.* (b)	140,194	577,599
NETGEAR, Inc.*	25,600	890,112
Oplink Communications, Inc.*	39,743	674,439
Polycom, Inc.*	95,700	1,199,120

		3,413,019

Construction & Engineering 0.6%
EMCOR Group, Inc.	25,400	1,131,062
Orion Marine Group, Inc.*	104,800	1,134,984
Primoris Services Corp.	27,100	781,564

		3,047,610

Construction Materials 0.4%
Eagle Materials, Inc.	20,130	1,897,856

Consumer Finance 0.6%
Encore Capital Group, Inc.* (b)	30,460	1,383,493
Portfolio Recovery Associates, Inc.*	25,900	1,541,827

		2,925,320

Containers & Packaging 0.8%
AptarGroup, Inc.	28,000	1,876,280
Berry Plastics Group, Inc.*	38,781	1,000,550
Silgan Holdings, Inc.	19,700	1,001,154

		3,877,984

Distributors 0.7%
Core-Mark Holding Co., Inc.	23,992	1,094,755
Pool Corp.	25,800	1,459,248
VOXX International Corp.*	99,100	932,531

		3,486,534

Diversified Consumer Services 0.9%
Bright Horizons Family Solutions, Inc.*	6,932	297,660
Carriage Services, Inc. (b)	80,700	1,382,391
Grand Canyon Education, Inc.*	18,760	862,397
Hillenbrand, Inc.	43,900	1,432,018
LifeLock, Inc.*	42,880	598,605

		4,573,071

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	68,000	535,160
MarketAxess Holdings, Inc.	2,100	113,526
PHH Corp.*	34,600	795,108

		1,443,794

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* (b)	137,400	$1,162,404

Electric Utilities 1.6%
Empire District Electric Co. (The)	96,700	2,483,256
IDACORP, Inc.	26,500	1,532,495
PNM Resources, Inc.	85,500	2,507,715
Portland General Electric Co.	41,900	1,452,673

		7,976,139

Electrical Equipment 0.2%
Franklin Electric Co., Inc.	8,800	354,904
Generac Holdings, Inc.*	12,840	625,822
Thermon Group Holdings, Inc.*	8,600	226,352

		1,207,078

Electronic Equipment, Instruments & Components 1.5%
Badger Meter, Inc.	12,500	658,125
Coherent, Inc.*	700	46,319
FARO Technologies, Inc.*	1,000	49,120
FEI Co.	16,700	1,515,191
Littelfuse, Inc.	4,300	399,685
Methode Electronics, Inc.	33,280	1,271,629
Newport Corp.*	83,200	1,539,200
Rogers Corp.*	5,400	358,290
Zebra Technologies Corp., Class A*	19,947	1,642,037

		7,479,596

Energy Equipment & Services 2.5%
C&J Energy Services, Inc.*	28,009	946,144
CARBO Ceramics, Inc.	11,350	1,749,262
Dril-Quip, Inc.*	5,580	609,559
Forum Energy Technologies, Inc.*	19,971	727,544
Hornbeck Offshore Services, Inc.*	22,900	1,074,468
Key Energy Services, Inc.*	76,300	697,382
Matrix Service Co.*	18,170	595,794
Natural Gas Services Group, Inc.*	39,500	1,305,870
Oceaneering International, Inc.	10,300	804,739
Pioneer Energy Services Corp.*	87,148	1,528,576
Tidewater, Inc.	16,565	930,125
Willbros Group, Inc.*	126,700	1,564,745

		12,534,208

Food & Staples Retailing 0.3%
SpartanNash Co.	73,083	1,535,474

Food Products 1.2%
B&G Foods, Inc.	18,000	588,420
Boulder Brands, Inc.*	52,060	738,211
Flowers Foods, Inc.	31,525	664,547
J&J Snack Foods Corp.	19,379	1,823,951
Lancaster Colony Corp.	14,300	1,360,788
Sanderson Farms, Inc.	10,593	1,029,640

		6,205,557

Gas Utilities 0.6%
Chesapeake Utilities Corp.	9,200	656,236

8

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Gas Utilities (continued)
South Jersey Industries, Inc.	10,800	$652,428
Southwest Gas Corp.	34,947	1,844,852

		3,153,516

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.	17,200	762,132
Cantel Medical Corp.	13,120	480,454
Cardiovascular Systems, Inc.*	19,730	614,787
Cyberonics, Inc.*	4,900	306,054
DexCom, Inc.*	28,534	1,131,658
Globus Medical, Inc., Class A*	54,120	1,294,550
Haemonetics Corp.*	37,700	1,330,057
IDEXX Laboratories, Inc.*	3,004	401,244
Insulet Corp.*	23,570	935,022
Meridian Bioscience, Inc.	33,769	696,992
PhotoMedex, Inc.* (b)	88,200	1,080,450
Sirona Dental Systems, Inc.*	12,338	1,017,391
Spectranetics Corp. (The)*	40,000	915,200
Symmetry Medical, Inc.*	146,500	1,297,990
West Pharmaceutical Services, Inc.	79,330	3,346,140
Wright Medical Group, Inc.*	25,249	792,819
ZELTIQ Aesthetics, Inc.* (b)	29,620	449,928

		16,852,868

Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*	29,510	1,342,705
Amsurg Corp.*	12,748	580,926
Centene Corp.*	31,080	2,349,959
Ensign Group, Inc. (The)	30,859	959,098
ExamWorks Group, Inc.*	27,640	877,017
LifePoint Hospitals, Inc.*	13,959	866,854
MWI Veterinary Supply, Inc.*	20,460	2,905,116
Providence Service Corp. (The)*	33,500	1,225,765
Team Health Holdings, Inc.*	33,210	1,658,507

		12,765,947

Hotels, Restaurants & Leisure 2.8%
Bally Technologies, Inc.*	23,300	1,531,276
Brinker International, Inc.	24,000	1,167,600
Buffalo Wild Wings, Inc.*	14,960	2,479,021
Cheesecake Factory, Inc. (The)	14,800	687,016
Chuy’s Holdings, Inc.*	24,390	885,357
Cracker Barrel Old Country Store, Inc.	7,250	721,883
Fiesta Restaurant Group, Inc.*	32,000	1,485,120
Intrawest Resorts Holdings, Inc.* (b)	72,050	825,693
Marriott Vacations Worldwide Corp.*	28,014	1,642,461
Papa John’s International, Inc.	16,600	703,674
Red Robin Gourmet Burgers, Inc.*	19,890	1,416,168
Texas Roadhouse, Inc.	23,900	621,400

		14,166,669

Household Durables 0.6%
GoPro, Inc., Class A*	18,934	767,774
Installed Building Products, Inc.*	108,169	1,325,070

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Household Durables (continued)
UCP, Inc., Class A*	54,838	$749,635

		2,842,479

Household Products 0.2%
Church & Dwight Co., Inc.	16,500	1,154,175

Independent Power and Renewable Electricity Producers 0.0%†
NextEra Energy Partners LP	4,788	160,446

Industrial Conglomerates 0.1%
Raven Industries, Inc.	22,174	734,846

Information Technology Services 1.6%
Convergys Corp.	61,200	1,312,128
Datalink Corp.*	95,511	955,110
Global Cash Access Holdings, Inc.*	213,700	1,901,930
Jack Henry & Associates, Inc.	12,400	736,932
MAXIMUS, Inc.	24,910	1,071,628
Sapient Corp.*	49,900	810,875
Unisys Corp.*	55,600	1,375,544

		8,164,147

Insurance 2.1%
American Financial Group, Inc.	30,614	1,823,370
AMERISAFE, Inc.	34,000	1,382,780
Hanover Insurance Group, Inc. (The)	28,700	1,812,405
Health Insurance Innovations, Inc., Class A* (b)	66,373	817,715
Reinsurance Group of America, Inc.	18,834	1,486,003
RLI Corp.	17,800	814,884
Safety Insurance Group, Inc.	10,800	554,904
StanCorp Financial Group, Inc.	28,900	1,849,600

		10,541,661

Internet & Catalog Retail 0.1%
RetailMeNot, Inc.* (b)	11,920	317,191

Internet Software & Services 3.5%
ChannelAdvisor Corp.*	25,830	680,879
Cornerstone OnDemand, Inc.*	37,435	1,722,759
CoStar Group, Inc.*	13,990	2,212,798
Demandware, Inc.*	18,400	1,276,408
Envestnet, Inc.*	24,770	1,211,748
j2 Global, Inc.	40,200	2,044,572
Pandora Media, Inc.*	39,970	1,179,115
Perficient, Inc.*	88,500	1,723,095
Shutterstock, Inc.* (b)	17,030	1,413,149
SPS Commerce, Inc.*	11,100	701,409
Web.com Group, Inc.*	97,729	2,821,436
Yelp, Inc.*	10,720	822,010

		17,809,378

Leisure Products 0.3%
Polaris Industries, Inc.	11,400	1,484,736

Life Sciences Tools & Services 0.1%
PAREXEL International Corp.*	9,688	511,914

9

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Machinery 4.0%
Chart Industries, Inc.*	5,500	$455,070
CIRCOR International, Inc.	300	23,139
CLARCOR, Inc.	31,400	1,942,090
Gorman-Rupp Co. (The)	15,550	550,004
Graco, Inc.	6,200	484,096
Greenbrier Cos., Inc. (The)*	15,490	892,224
Lincoln Electric Holdings, Inc.	4,500	314,460
Lindsay Corp.	7,700	650,419
Middleby Corp. (The)*	45,300	3,747,216
Navistar International Corp.* (b)	24,014	900,045
Nordson Corp.	15,982	1,281,597
Proto Labs, Inc.* (b)	19,200	1,572,864
RBC Bearings, Inc.	3,800	243,390
Tennant Co.	9,755	744,502
Toro Co. (The)	15,822	1,006,279
Valmont Industries, Inc.	8,100	1,230,795
Wabtec Corp.	54,626	4,511,560

		20,549,750

Media 0.9%
LIN Media LLC, Class A*	6,200	168,950
Madison Square Garden Co. (The), Class A*	15,800	986,710
MDC Partners, Inc., Class A	89,450	1,922,281
Media General, Inc.*	14,000	287,420
Nexstar Broadcasting Group, Inc., Class A	23,000	1,187,030

		4,552,391

Metals & Mining 1.7%
AK Steel Holding Corp.* (b)	197,074	1,568,709
Carpenter Technology Corp.	18,150	1,147,988
Century Aluminum Co.*	101,500	1,591,520
Compass Minerals International, Inc.	20,500	1,962,670
Globe Specialty Metals, Inc.	69,500	1,444,210
U.S. Silica Holdings, Inc.	17,305	959,389

		8,674,486

Multi-Utilities 0.3%
Avista Corp.	40,147	1,345,727
NorthWestern Corp.	7,600	396,644

		1,742,371

Oil, Gas & Consumable Fuels 3.8%
Athlon Energy, Inc.*	27,520	1,312,704
Bill Barrett Corp.* (b)	38,000	1,017,640
Diamondback Energy, Inc.*	22,730	2,018,424
Eclipse Resources Corp.*	26,689	670,695
Energen Corp.	20,498	1,821,862
EP Energy Corp., Class A* (b)	47,600	1,097,180
Evolution Petroleum Corp.	9,000	98,550
Gulfport Energy Corp.*	35,600	2,235,679
Kodiak Oil & Gas Corp.*	126,300	1,837,665
Laredo Petroleum, Inc.*	15,300	473,994
Matador Resources Co.*	24,270	710,626
Midstates Petroleum Co., Inc.* (b)	132,200	955,806

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.*	24,370	$1,362,039
Parsley Energy, Inc., Class A*	16,204	390,030
SM Energy Co.	20,315	1,708,492
Stone Energy Corp.*	37,800	1,768,662

		19,480,048

Pharmaceuticals 1.0%
Akorn, Inc.*	51,350	1,707,387
Medicines Co. (The)*	34,300	996,758
Pacira Pharmaceuticals, Inc.*	13,910	1,277,773
Sucampo Pharmaceuticals, Inc., Class A* (b)	144,500	997,050

		4,978,968

Professional Services 1.9%
Exponent, Inc.	23,700	1,756,407
Huron Consulting Group, Inc.*	21,460	1,519,797
Kforce, Inc.	71,600	1,550,140
Korn/Ferry International*	31,210	916,638
Mistras Group, Inc.*	66,000	1,618,320
On Assignment, Inc.*	69,430	2,469,625

		9,830,927

Real Estate Investment Trusts (REITs) 3.8%
American Assets Trust, Inc.	32,972	1,139,183
Campus Crest Communities, Inc.	77,705	672,925
CareTrust REIT, Inc.*	17,500	346,500
Cherry Hill Mortgage Investment Corp.	60,224	1,207,491
Colony Financial, Inc.	60,257	1,399,168
Education Realty Trust, Inc.	82,243	883,290
EPR Properties	22,500	1,257,075
Gaming and Leisure Properties, Inc.	42,485	1,443,215
Healthcare Trust of America, Inc., Class A	66,500	800,660
iStar Financial, Inc.*	123,600	1,851,528
MFA Financial, Inc.	135,917	1,115,879
One Liberty Properties, Inc.	34,770	741,992
Pebblebrook Hotel Trust	8,251	304,957
Piedmont Office Realty Trust, Inc., Class A	40,900	774,646
QTS Realty Trust, Inc., Class A	25,115	719,042
RAIT Financial Trust	158,200	1,308,314
Summit Hotel Properties, Inc.	213,212	2,260,047
Two Harbors Investment Corp.	115,100	1,206,248

		19,432,160

Real Estate Management & Development 0.8%
Altisource Asset Management Corp.*	1,360	983,362
Forestar Group, Inc.*	30,269	577,835
Howard Hughes Corp. (The)*	6,000	946,980
RE/MAX Holdings, Inc., Class A	46,131	1,365,016

		3,873,193

Road & Rail 1.2%
Con-way, Inc.	23,200	1,169,512
Genesee & Wyoming, Inc., Class A*	14,980	1,572,900
Quality Distribution, Inc.*	135,348	2,011,271

10

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Road & Rail (continued)
Ryder System, Inc.	17,800	$1,568,002

		6,321,685

Semiconductors & Semiconductor Equipment 3.1%
Cavium, Inc.*	22,340	1,109,404
FormFactor, Inc.*	221,800	1,845,376
GT Advanced Technologies, Inc.* (b)	93,575	1,740,495
Integrated Silicon Solution, Inc.*	74,800	1,104,796
Mattson Technology, Inc.*	537,443	1,177,000
Monolithic Power Systems, Inc.	40,740	1,725,339
Pericom Semiconductor Corp.*	89,000	804,560
Photronics, Inc.*	131,800	1,133,480
Power Integrations, Inc.	18,800	1,081,752
RF Micro Devices, Inc.*	156,400	1,499,876
Silicon Image, Inc.*	51,676	260,447
Spansion, Inc., Class A*	107,160	2,257,862

		15,740,387

Software 4.8%
Advent Software, Inc.	18,500	602,545
Aspen Technology, Inc.*	50,180	2,328,352
BancTec, Inc.* (a)	36,134	0
FactSet Research Systems, Inc.	4,500	541,260
Fair Isaac Corp.	2,000	127,520
Guidewire Software, Inc.*	54,790	2,227,761
Interactive Intelligence Group, Inc.*	23,700	1,330,281
Manhattan Associates, Inc.*	44,800	1,542,464
Mentor Graphics Corp.	73,200	1,578,924
MICROS Systems, Inc.*	23,040	1,564,416
Monotype Imaging Holdings, Inc.	23,700	667,629
NetScout Systems, Inc.*	1,700	75,378
Proofpoint, Inc.*	30,140	1,129,044
ServiceNow, Inc.*	17,820	1,104,127
Solera Holdings, Inc.	21,200	1,423,580
Tableau Software, Inc., Class A*	18,660	1,331,018
TiVo, Inc.*	111,500	1,439,465
Tyler Technologies, Inc.*	31,720	2,893,182
Ultimate Software Group, Inc. (The)*	17,950	2,480,152

		24,387,098

Specialty Retail 1.4%
Ascena Retail Group, Inc.*	62,200	1,063,620
Express, Inc.*	40,100	682,903
Hibbett Sports, Inc.*	20,800	1,126,736
Lithia Motors, Inc., Class A	16,820	1,582,257
Office Depot, Inc.*	204,000	1,160,760
Sally Beauty Holdings, Inc.*	38,400	963,072
Tractor Supply Co.	10,700	646,280

		7,225,628

Technology Hardware, Storage & Peripherals 0.3%
Electronics For Imaging, Inc.*	7,400	334,480
Stratasys Ltd.* (b)	9,170	1,041,987

		1,376,467

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp.*	8,950	$772,654
G-III Apparel Group Ltd.*	9,470	773,320
Skechers U.S.A., Inc., Class A*	52,531	2,400,666
Steven Madden Ltd.*	2,700	92,610
Wolverine World Wide, Inc.	21,000	547,260

		4,586,510

Thrifts & Mortgage Finance 1.4%
BofI Holding, Inc.*	15,200	1,116,744
Meta Financial Group, Inc.	32,372	1,294,880
Ocwen Financial Corp.*	20,800	771,680
Provident Financial Services, Inc.	89,800	1,555,336
United Financial Bancorp, Inc.	170,040	2,304,042

		7,042,682

Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	21,000	1,065,330
Beacon Roofing Supply, Inc.*	16,700	553,104
H&E Equipment Services, Inc.*	68,680	2,495,832
Rush Enterprises, Inc., Class A*	43,000	1,490,810
Stock Building Supply Holdings, Inc.*	65,665	1,295,570
Watsco, Inc.	6,700	688,492

		7,589,138

		442,349,189

Total Common Stocks (cost $365,135,303)		476,338,086

Preferred Stocks 0.0%†
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Series M-1* (a)	19,276	54,551
Glam Media, Inc., Escrow ADR, Series M-1* (a)	2,754	4,461

		59,012

Total Preferred Stocks (cost $109,333)		59,012

Corporate Bonds 0.0%†

	Principal Amount

UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Subordinated Note Escrow, 9.00%, 12/02/14 (a)	$1,544	705

11

Statement of Investments (Continued)

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

UNITED STATES (continued)
Internet Software & Services (continued)
Glam Media, Inc., Subordinated Note, 9.00%, 12/02/14 (a)	$42,256	$37,355

Total Corporate Bonds (cost $43,259)		38,060

Mutual Fund 6.7%

	Shares

Money Market Fund 6.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.09% (c)	34,260,512	34,260,512

Total Mutual Fund (cost $34,260,512)		34,260,512

Repurchase Agreements 4.1%

	Principal Amount

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $2,000,006, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $2,040,049. (d)	$2,000,000	2,000,000
Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $9,133,730, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 4.50%, maturing 11/20/21 - 11/20/41; total market value $9,316,408. (d)	9,133,710	9,133,710
Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $10,000,028, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 12.50%, maturing 08/15/14 - 06/20/44; total market value $10,200,000. (d)	10,000,000	10,000,000

Total Repurchase Agreements (cost $21,133,710)		21,133,710

Repurchase Agreements (continued)

Market Value

Total Investments (cost $420,682,117) (e) — 104.2%	$531,829,380
Liabilities in excess of other assets — (4.2)%	(21,506,445)

NET ASSETS — 100.0%	$510,322,935

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	The security or a portion of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $21,667,727, which was collateralized by repurchase agreements with a value of $21,133,710 and $1,165,877 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%-5.13%, and maturity dates ranging from 08/31/14-08/15/42, a total value of $22,299,587.

(c)	Represents 7-day effective yield as of June 30, 2014.

(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2014 was $21,133,710.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

12

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

NVIT Multi- Manager Small Company Fund
Assets:
Investments, at value *(cost $399,548,407)	$510,695,670
Repurchase agreements, at value (cost $21,133,710)	21,133,710

Total Investments, at value (total cost $420,682,117)	531,829,380

Cash	1,948
Foreign currencies, at value (cost $1,492)	1,490
Interest and dividends receivable	415,486
Security lending income receivable	33,770
Receivable for investments sold	2,307,028
Receivable for capital shares issued	331,768
Reclaims receivable	3,407
Prepaid expenses	3,059

Total Assets	534,927,336

Liabilities:
Payable for investments purchased	2,744,433
Payable for capital shares redeemed	240,176
Payable upon return of securities loaned (Note 2)	21,133,710
Accrued expenses and other payables:
Investment advisory fees	355,240
Fund administration fees	17,936
Distribution fees	10,702
Administrative servicing fees	55,247
Accounting and transfer agent fees	286
Trustee fees	202
Custodian fees	2,504
Compliance program costs (Note 3)	406
Professional fees	11,931
Printing fees	30,888
Other	740

Total Liabilities	24,604,401

Net Assets	$510,322,935

Represented by:
Capital	$298,387,071
Accumulated undistributed net investment income	532,891
Accumulated net realized gains from investments and foreign currency transactions	100,255,641
Net unrealized appreciation/(depreciation) from investments	111,147,263
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	69

Net Assets	$510,322,935

*	Includes value of securities on loan of $21,667,727 (Note 2).

13

Statement of Assets and Liabilities (Continued)

June 30, 2014 (Unaudited)

NVIT Multi- Manager Small Company Fund
Net Assets:
Class I Shares	$320,569,876
Class II Shares	53,348,949
Class IV Shares	22,654,818
Class Y Shares	113,749,292

Total	$510,322,935

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	11,563,148
Class II Shares	1,981,229
Class IV Shares	817,528
Class Y Shares	4,096,576

Total	18,458,481

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$27.72
Class II Shares	$26.93
Class IV Shares	$27.71
Class Y Shares	$27.77

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

NVIT Multi- Manager Small Company Fund
INVESTMENT INCOME:
Dividend income	$3,139,827
Income from securities lending (Note 2)	150,290
Foreign tax withholding	(13,653)

Total Income	3,276,464

EXPENSES:
Investment advisory fees	2,265,853
Fund administration fees	104,558
Distribution fees Class II Shares	65,507
Administrative servicing fees Class I Shares	236,903
Administrative servicing fees Class II Shares	39,305
Administrative servicing fees Class III Shares (a)	1,723
Administrative servicing fees Class IV Shares	16,806
Professional fees	22,803
Printing fees	13,266
Trustee fees	7,790
Custodian fees	10,040
Accounting and transfer agent fees	1,135
Compliance program costs (Note 3)	817
Other	10,499

Total expenses before earnings credit and fees waived	2,797,005

Earnings credit (Note 5)	(64)
Investment advisory fees waived (Note 3)	(117,084)

Net Expenses	2,679,857

NET INVESTMENT INCOME	596,607

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	26,947,617
Net realized gains from foreign currency transactions (Note 2)	11,716

Net realized gains from investments and foreign currency transactions	26,959,333

Net change in unrealized appreciation/(depreciation) from investments	(24,505,388)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(11,790)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(24,517,178)

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	2,442,155

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,038,762

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$596,607	$265,554
Net realized gains from investments and foreign currency transactions	26,959,333	83,113,204
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(24,517,178)	88,257,769

Change in net assets resulting from operations	3,038,762	171,636,527

Distributions to Shareholders From:
Net investment income:
Class I	(120,648)	(402,786)
Class II	–	(66,357)
Class III (a)	(1,488)	(4,408)
Class IV	(8,555)	(32,392)
Class Y	(97,803)	(302,968)

Change in net assets from shareholder distributions	(228,494)	(808,911)

Change in net assets from capital transactions	(21,541,847)	(102,525,688)

Change in net assets	(18,731,579)	68,301,928

Net Assets:
Beginning of period	529,054,514	460,752,586

End of period	$510,322,935	$529,054,514

Accumulated undistributed net investment income at end of period	$532,891	$164,778

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,853,535	$14,209,859
Proceeds from shares issued from class conversion	3,555,226	–
Dividends reinvested	120,648	402,786
Cost of shares redeemed	(26,068,955)	(104,868,525)

Total Class I Shares	(13,539,546)	(90,255,880)

Class II Shares
Proceeds from shares issued	1,483,127	4,066,519
Dividends reinvested	–	66,357
Cost of shares redeemed	(3,676,655)	(12,813,265)

Total Class II Shares	(2,193,528)	(8,680,389)

Class III Shares (a)
Proceeds from shares issued	530,401	731,364
Dividends reinvested	1,488	4,408
Cost of shares redeemed from class conversion	(3,555,226)	–
Cost of shares redeemed	(247,506)	(1,047,499)

Total Class III Shares	(3,270,843)	(311,727)

16

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$237,544	$496,981
Dividends reinvested	8,555	32,392
Cost of shares redeemed	(1,364,689)	(3,734,107)

Total Class IV Shares	(1,118,590)	(3,204,734)

Class Y Shares
Proceeds from shares issued	4,868,843	4,558,983
Dividends reinvested	97,803	302,968
Cost of shares redeemed	(6,385,986)	(4,934,909)

Total Class Y Shares	(1,419,340)	(72,958)

Change in net assets from capital transactions	$(21,541,847)	$(102,525,688)

SHARE TRANSACTIONS:
Class I Shares
Issued	331,168	615,542
Issued in class conversion	134,765	–
Reinvested	4,490	15,924
Redeemed	(967,746)	(4,425,654)

Total Class I Shares	(497,323)	(3,794,188)

Class II Shares
Issued	56,152	182,329
Reinvested	–	2,706
Redeemed	(139,695)	(557,615)

Total Class II Shares	(83,543)	(372,580)

Class III Shares (a)
Issued	19,397	29,873
Reinvested	55	173
Redeemed in class conversion	(134,485)	–
Redeemed	(9,168)	(44,719)

Total Class III Shares	(124,201)	(14,673)

Class IV Shares
Issued	8,729	21,140
Reinvested	319	1,274
Redeemed	(50,384)	(161,297)

Total Class IV Shares	(41,336)	(138,883)

Class Y Shares
Issued	180,688	190,438
Reinvested	3,634	11,654
Redeemed	(242,077)	(220,167)

Total Class Y Shares	(57,755)	(18,075)

Total change in shares	(804,158)	(4,338,399)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective April 25, 2014, Class III Shares were converted into Class I Shares.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$27.54	0.03	0.16	0.19	(0.01)	(0.01)	–	$27.72	0.69%		$320,569,876	1.07%	0.23%		1.12%	25.30%
Year Ended December 31, 2013 (e)	$19.57	0.01	7.99	8.00	(0.03)	(0.03)	–	$27.54	40.91%		$332,146,172	1.08%	0.05%		1.13%	57.65%
Year Ended December 31, 2012 (e)	$16.97	0.09	2.54	2.63	(0.03)	(0.03)	–	$19.57	15.50%		$310,267,734	1.11%	0.50%		1.16%	69.03%
Year Ended December 31, 2011 (e)	$18.05	(0.01)	(0.98)	(0.99)	(0.09)	(0.09)	–	$16.97	(5.56%	)	$275,298,485	1.16%	(0.06%	)	1.17%	114.47%
Year Ended December 31, 2010 (e)	$14.45	0.08	3.57	3.65	(0.05)	(0.05)	–	$18.05	25.32%		$360,470,763	1.18%	0.50%		1.18%	68.84%
Year Ended December 31, 2009 (e)	$10.76	0.04	3.68	3.72	(0.03)	(0.03)	–	$14.45	34.70%		$352,187,874	1.19%	0.38%		1.19%	77.10%

Class II Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$26.77	–	0.16	0.16	–	–	–	$26.93	0.60%		$53,348,949	1.32%	(0.02%	)	1.37%	25.30%
Year Ended December 31, 2013 (e)	$19.07	(0.04)	7.77	7.73	(0.03)	(0.03)	–	$26.77	40.55%		$55,277,965	1.33%	(0.20%	)	1.38%	57.65%
Year Ended December 31, 2012 (e)	$16.55	0.05	2.47	2.52	–	–	–	$19.07	15.23%		$46,480,380	1.36%	0.26%		1.41%	69.03%
Year Ended December 31, 2011 (e)	$17.64	(0.05)	(0.96)	(1.01)	(0.08)	(0.08)	–	$16.55	(5.80%	)	$44,853,662	1.41%	(0.30%	)	1.42%	114.47%
Year Ended December 31, 2010 (e)	$14.13	0.04	3.48	3.52	(0.01)	(0.01)	–	$17.64	24.98%		$53,716,945	1.43%	0.26%		1.43%	68.84%
Year Ended December 31, 2009 (e)	$10.53	0.02	3.60	3.62	(0.02)	(0.02)	–	$14.13	34.43%		$48,640,531	1.44%	0.18%		1.44%	77.10%

Class IV Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$27.53	0.03	0.16	0.19	(0.01)	(0.01)	–	$27.71	0.69%		$22,654,818	1.07%	0.23%		1.12%	25.30%
Year Ended December 31, 2013 (e)	$19.56	0.01	8.00	8.01	(0.04)	(0.04)	–	$27.53	40.95%		$23,642,766	1.08%	0.05%		1.13%	57.65%
Year Ended December 31, 2012 (e)	$16.96	0.09	2.54	2.63	(0.03)	(0.03)	–	$19.56	15.51%		$19,519,832	1.11%	0.50%		1.16%	69.03%
Year Ended December 31, 2011 (e)	$18.05	(0.01)	(0.99)	(1.00)	(0.09)	(0.09)	–	$16.96	(5.56%	)	$19,488,197	1.16%	(0.06%	)	1.17%	114.47%
Year Ended December 31, 2010 (e)	$14.44	0.08	3.58	3.66	(0.05)	(0.05)	–	$18.05	25.34%		$23,631,715	1.18%	0.50%		1.18%	66.84%
Year Ended December 31, 2009 (e)	$10.76	0.04	3.67	3.71	(0.03)	(0.03)	–	$14.44	34.61%		$23,013,941	1.19%	0.38%		1.19%	77.10%

Class Y Shares
Six Months Ended June 30, 2014 (e) (Unaudited)	$27.58	0.05	0.16	0.21	(0.02)	(0.02)	–	$27.77	0.78%		$113,749,292	0.92%	0.38%		0.97%	25.30%
Year Ended December 31, 2013 (e)	$19.60	0.05	8.00	8.05	(0.07)	(0.07)	–	$27.58	41.11%	(f)	$114,559,894	0.93%	0.21%		0.98%	57.65%
Year Ended December 31, 2012 (e)	$16.99	0.13	2.54	2.67	(0.06)	(0.06)	–	$19.60	15.66%		$81,760,843	0.96%	0.69%		1.01%	69.03%
Year Ended December 31, 2011 (e)	$18.06	0.03	(1.00)	(0.97)	(0.10)	(0.10)	–	$16.99	(5.46%	)	$66,835,171	1.00%	0.15%		1.02%	114.47%
Year Ended December 31, 2010 (e)	$14.45	0.14	3.54	3.68	(0.07)	(0.07)	–	$18.06	25.57%		$45,725,653	1.03%	0.88%		1.03%	68.84%
Year Ended December 31, 2009 (e)	$10.76	0.05	3.68	3.73	(0.04)	(0.04)	–	$14.45	34.80%		$17,171,892	1.03%	0.43%		1.03%	77.10%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s

19

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,189,905	$—	$—	$5,189,905
Air Freight & Logistics	2,231,507	—	—	2,231,507
Airlines	596,505	—	—	596,505
Auto Components	10,435,286	—	—	10,435,286
Banks	49,748,146	—	—	49,748,146
Beverages	1,531,112	—	—	1,531,112
Biotechnology	6,080,815	—	—	6,080,815
Building Products	2,305,088	—	—	2,305,088
Capital Markets	14,237,861	—	—	14,237,861
Chemicals	17,987,840	—	—	17,987,840
Commercial Services & Supplies	14,162,214	—	—	14,162,214
Communications Equipment	3,413,019	—	—	3,413,019
Construction & Engineering	3,047,610	—	—	3,047,610
Construction Materials	3,862,872	—	—	3,862,872
Consumer Finance	2,925,320	—	—	2,925,320
Containers & Packaging	3,877,984	—	—	3,877,984
Distributors	3,486,534	—	—	3,486,534
Diversified Consumer Services	4,573,071	—	—	4,573,071
Diversified Financial Services	1,443,794	—	—	1,443,794
Diversified Telecommunication Services	1,162,404	—	—	1,162,404
Electric Utilities	7,976,139	—	—	7,976,139
Electrical Equipment	1,207,078	—	—	1,207,078
Electronic Equipment, Instruments & Components	7,479,596	—	—	7,479,596
Energy Equipment & Services	13,474,370	1,304,532	—	14,778,902
Food & Staples Retailing	1,535,474	252,669	—	1,788,143
Food Products	6,717,745	—	—	6,717,745
Gas Utilities	3,153,516	—	—	3,153,516
Health Care Equipment & Supplies	16,852,868	—	—	16,852,868
Health Care Providers & Services	12,765,947	—	—	12,765,947
Hotels, Restaurants & Leisure	14,166,669	—	—	14,166,669
Household Durables	2,842,479	—	—	2,842,479
Household Products	1,154,175	—	—	1,154,175
Independent Power and Renewable Electricity Producers	160,446	—	—	160,446
Industrial Conglomerates	734,846	—	—	734,846
Information Technology Services	8,164,147	—	—	8,164,147
Insurance	18,615,810	—	—	18,615,810
Internet & Catalog Retail	317,191	—	—	317,191
Internet Software & Services	17,809,378	3	—	17,809,381
Leisure Products	1,484,736	—	—	1,484,736
Life Sciences Tools & Services	3,595,735	—	—	3,595,735
Machinery	20,549,750	—	—	20,549,750
Media	4,552,391	—	—	4,552,391
Metals & Mining	10,851,820	—	—	10,851,820
Multi-Utilities	1,742,371	—	—	1,742,371
Oil, Gas & Consumable Fuels	21,365,519	—	—	21,365,519
Paper & Forest Products	733,152	—	—	733,152
Pharmaceuticals	4,978,968	—	—	4,978,968
Professional Services	9,830,927	—	—	9,830,927

21

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs)	$19,432,160	$—	$—	$19,432,160
Real Estate Management & Development	5,465,855	—	—	5,465,855
Road & Rail	6,321,685	—	—	6,321,685
Semiconductors & Semiconductor Equipment	15,740,387	—	—	15,740,387
Software	26,264,498	2,493,468	—	28,757,966
Specialty Retail	7,225,628	—	—	7,225,628
Technology Hardware, Storage & Peripherals	2,792,828	—	—	2,792,828
Textiles, Apparel & Luxury Goods	4,586,510	—	—	4,586,510
Thrifts & Mortgage Finance	8,231,461	—	—	8,231,461
Trading Companies & Distributors	7,589,138	—	—	7,589,138
Transportation Infrastructure	1,525,134	—	—	1,525,134
Total Common Stocks	$472,287,414	$4,050,672	$—	$476,338,086
Corporate Bonds	—	—	38,060	705
Mutual Fund	34,260,512	—	—	34,260,512
Preferred Stocks	—	—	59,012	59,012
Repurchase Agreements	—	21,133,710	—	21,133,710
Total	$506,547,926	$25,184,382	$97,072	$531,829,380

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/13	$—	$61,546	$38,060	$99,606
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gain/(Loss)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	(2,534)	—	(2,534)
Purchases*	—	—	—	—
Sales	—	—	—	—
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—
Balance as of 06/30/14	$—	$59,012	$38,060	$97,072

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

22

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Securities Lending

During the six months ended June 30, 2014, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. The Fund receives payments from JPMorgan equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2014, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Repurchase Agreements

During the six months ended June 30, 2014, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repurchase

23

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2014, the repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $130,000,361, collateralized by U.S. Government Agency Securities ranging 0.00% – 7.25%, maturing 07/02/14 – 07/15/37; total market value $132,603,204.

Credit Suisse (USA) LLC, 0.08%, dated 06/30/14, due 07/01/14, repurchase price $250,000,556, collateralized by U.S. Government Agency Securities ranging 1.63% – 4.50%, maturing 11/20/21 – 11/20/41; total market value $255,000,656.

Goldman Sachs & Co., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $450,001,250, collateralized by U.S. Government Agency Securities ranging 1.50% – 12.50%, maturing 8/15/14 – 06/20/44; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At June 30, 2014, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount of Assets
BNP Paribas Securities Corp.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Credit Suisse (USA) LLC	9,133,710	—	9,133,710	(9,133,710)	—
Goldman Sachs & Co.	10,000,000	—	10,000,000	(10,000,000)	—
Total	$21,133,710	$—	$21,133,710	$(21,133,710)	$—

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such

24

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

25

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Morgan Stanley Investment Management, Inc.
Putnam Investment Management, LLC
Neuberger Berman Management, LLC
Oppenheimer Funds, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2014, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.93%
$200 million and more	0.88%

For the six months ended June 30, 2014, the Fund’s effective advisory fee rate before contractual fee waivers was 0.90%, and after contractual fee waivers was 0.85%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $117,084, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

26

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

During the six months ended June 30, 2014, NFM earned $104,558 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $817.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2014, NFS earned $294,737 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively. For the period from January 1, 2014 through April 25, 2014, the effective rate for administrative services fees that NFS earned was 0.10% for Class III shares.

4.  Redemption Fees

For the period from January 1, 2014 through April 25, 2014, the Fund assessed a redemption fee on shares that were sold or exchanged within the minimum holding period which was 60 days or less, unless an exception applied as disclosed in the Fund’s Prospectus. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest would be redeemed first. Redemption fees did not apply to shares purchased through automatically reinvested dividends or capital gains distributions. Effective April 26, 2014, redemption fees were eliminated.

For the period from January 1, 2014 through April 25, 2014 and year ended December 31, 2013, the Fund had contributions to capital due to the collection of redemption fees in the amount of $958 and $332, respectively.

5.  Bank Loans and Earnings Credits

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the

27

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the six months ended June 30, 2014, the Fund had purchases of $122,833,015 and sales of $156,093,428 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in Nationwide Mutual Funds, invests through an omnibus account at the Fund’s custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

28

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

9.  New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds financial statement disclosures.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2014, the Fund recaptured $43,421 of brokerage commissions.

11.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$423,159,296	$115,757,549	$(7,087,465)	$108,670,084

12.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

29

Supplemental Information

June 30, 2014 (Unaudited)

NVIT Multi-Manager Small Company Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreements”) with its Investment Adviser (the “Adviser”) and its Sub-Advisers must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund” and collectively the “Funds”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, and the services and support provided to the Fund and its shareholders.

In January 2014, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 2014 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the Advisory Agreements outside the presence of management.

In preparation for the January 2014 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2013) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds, and (c) expense rankings comparing the Fund’s contractual advisory fee and total expenses with customized expense groups created by Lipper containing only sub-advised funds (a “subadvised expense group” or “SEG”);

—

For certain Funds with multiple Sub-Advisers, expense rankings (over multiple periods ended August 31, 2013) compared with customized peer groups created by the Adviser comprised solely of funds with multiple Sub-Advisers;

—	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended August 31, 2013) compared with the Fund’s benchmark and Lipper categories;

—

Information regarding fee arrangements, including the structure of the advisory and subadvisory fees, the method of computing fees and the frequency of payment of fees; voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation; and information regarding payments to financial intermediaries; and

—	Information from the Adviser regarding economies of scale and breakpoints.

30

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

In considering this information, the Trustees took into account, among other things, management style, investment strategies, and changes related to the Funds’ subadvisory relationships. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating Sub-Advisers; reporting to the Trustees regarding the Sub-Advisers; and taking steps, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—

The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment management, economic and financial analysis, and where applicable, its asset allocation methodology;

—

The Adviser’s and Sub-Advisers’ personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment management process; the Adviser’s risk assessment and risk management capabilities; the Adviser’s valuation and valuation oversight capabilities; time and attention of the Adviser’s personnel devoted to the management of the Funds; and adequacy and sophistication of technology and systems with respect to investment and administrative matters, including oversight of Sub-Advisers;

—	Litigation pending, threatened or settled involving the Adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission;

—	The financial condition and stability of the Adviser, including financial arrangements between the Adviser and the Adviser’s parent organization; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 2014 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel, and Independent Legal Counsel, among other things, the information described above, and information regarding the nature, extent and quality of services provided by the Adviser under the Advisory Agreement. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, and portfolio turnover rates; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. Management also reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the Fund and the bases for that recommendation. The Trustees considered information provided by the Advisor as to the Adviser’s profitability in providing services under the Advisory Agreements.

The Trustees considered that the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for Class Y shares each ranked within the fourth quintile of the Fund’s expense group. The Trustees considered management’s statement that, while the Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b/1 fees) were 12.2 basis points and 4.9 basis points above the respective expense group medians, when compared to a customized multi-manager peer group, the Fund’s actual advisory fee rate was one basis point above the median and the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) was below the median for that group. The Trustees also considered management’s statement that management had implemented a contractual waiver in respect of its advisory fee, in order to share with the Fund’s shareholders the benefit of subadvisory savings, effective May 1, 2013. The Trustees also considered management’s statement that the Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) had declined by 13 basis points since 2009. The Trustees noted that the Fund’s Class Y shares achieved a

31

Supplemental Information (Continued)

June 30, 2014 (Unaudited)

level of total return performance ranked within the third quintile of the funds in its performance universe for the three-year period ended August 31, 2013.

At the March 2014 Board meeting, the Trustees received and considered information provided by the Adviser in follow-up from the January 2014 Board meeting. The Trustees discussed with management generally various factors that may contribute to the determination of the advisory fee proposed by the Adviser for a Fund, including, among other things, the Adviser’s expenses, a Fund’s total expense ratio, any fee waivers, and the amount of time before which a Fund may be profitable to Nationwide Funds Group. After extensive discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

—	The investment performance of the Fund was acceptable or better.

—	The nature, extent, and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements: and

—

The cost of services provided by NFA to each Fund appeared reasonable in relation to the services and benefits provided to each Fund and the level of profitability to NFA of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to NFA by any Fund or otherwise to preclude the proposed continuation of the agreements for any of the Funds.

The Trustees determined that specific changes to the Fund’s investment advisory arrangements were not necessary at that time to increase the extent to which any economies of scale are shared between the Adviser and the Fund, but determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser and shareholders of the Fund.

Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

32

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

33

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

34

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

35

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

36

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

37

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

38

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

39

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

40

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

41

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

42

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

43

Semiannual Report

June 30, 2014 (Unaudited)

American Funds NVIT Asset Allocation Fund

Contents
Message to Shareholders	1
Economic Review	2
Notes to Financial Statements	9
Management Information	14
Market Index Definitions	19
Glossary	23

SAR-AM-AA 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Shareholder Expense Example	American Funds NVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Asset Allocation Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,037.90	3.23	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.62	3.21	0.64

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

American Funds NVIT Asset Allocation Fund
Assets:
Investment in Master Fund (cost $3,931,294,348)	$5,252,746,892
Cash	2,399
Receivable for capital shares issued	2,277,937
Prepaid expenses	29,431

Total Assets	5,255,056,659

Liabilities:
Payable for investments purchased	2,248,482
Payable for capital shares redeemed	29,456
Accrued expenses and other payables:
Fund administration fees	99,100
Master feeder service provider fee	429,095
Distribution fees	1,072,746
Administrative servicing fees	1,037,142
Accounting and transfer agent fees	9
Trustee fees	2,177
Custodian fees	28,293
Compliance program costs (Note 3)	4,186
Professional fees	23,342
Printing fees	21,271
Other	2,592

Total Liabilities	4,997,891

Net Assets	$5,250,058,768

Represented by:
Capital	$3,615,331,418
Accumulated undistributed net investment income	48,957,411
Accumulated net realized gains from investment	264,317,395
Net unrealized appreciation from investment	1,321,452,544

Net Assets	$5,250,058,768

Net Assets:
Class II Shares	$5,250,058,768

Total	$5,250,058,768

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	210,917,422

Total	210,917,422

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$24.89

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

American Funds NVIT Asset Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$15,011,787

Total Income	15,011,787

EXPENSES:
Fund administration fees	558,298
Master feeder service provider fees	6,263,862
Distribution fees Class II Shares	6,263,862
Administrative servicing fees Class II Shares	6,263,862
Professional fees	109,113
Printing fees	33,416
Trustee fees	78,050
Custodian fees	91,787
Accounting and transfer agent fees	1,507
Compliance program costs (Note 3)	7,955
Other	59,230

Total expenses before earnings credit and fees waived	19,730,942

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(3,758,336)

Net Expenses	15,972,600

NET INVESTMENT LOSS	(960,813)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund	249,823,019
Net realized gains from investment transactions	9,483,619

Net realized gains from investment	259,306,638

Net change in unrealized depreciation from investment	(65,896,625)

Net realized/unrealized gains from investment	193,410,013

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$192,449,200

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	American Funds NVIT Asset Allocation Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income/(loss)	$(960,813)	$49,919,908
Net realized gains from investment	259,306,638	8,206,408
Net change in unrealized appreciation/depreciation from investment	(65,896,625)	861,442,611

Change in net assets resulting from operations	192,449,200	919,568,927

Distributions to Shareholders From:
Net investment income:
Class II	–	(57,688,579)
Net realized gains:
Class II	–	(1,072,604)

Change in net assets from shareholder distributions	–	(58,761,183)

Change in net assets from capital transactions	46,854,010	284,996,124

Change in net assets	239,303,210	1,145,803,868

Net Assets:
Beginning of period	5,010,755,558	3,864,951,690

End of period	$5,250,058,768	$5,010,755,558

Accumulated undistributed net investment income at end of period	$48,957,411	$49,918,224

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$100,636,292	$314,560,692
Dividends reinvested	–	58,761,183
Cost of shares redeemed	(53,782,282)	(88,325,751)

Total Class II Shares	46,854,010	284,996,124

Change in net assets from capital transactions	$46,854,010	$284,996,124

SHARE TRANSACTIONS:
Class II Shares
Issued	4,182,282	14,263,434
Reinvested	–	2,605,817
Redeemed	(2,253,811)	(4,075,893)

Total Class II Shares	1,928,471	12,793,358

Total change in shares	1,928,471	12,793,358

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)(c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class II Shares
Six Months Ended June 30, 2014 (f) (Unaudited)	$23.98	–	0.91	0.91	–	–	–	$24.89	3.79%	$5,250,058,768	0.64%	(0.04%	)	0.79%	37.00%
Year Ended December 31, 2013 (f)	$19.70	0.25	4.32	4.57	(0.28)	(0.01)	(0.29)	$23.98	23.28%	$5,010,755,558	0.64%	1.13%		0.79%	74.00%
Year Ended December 31, 2012 (f)	$17.24	0.30	2.40	2.70	(0.24)	–	(0.24)	$19.70	15.72%	$3,864,951,690	0.64%	1.62%		0.79%	61.00%
Year Ended December 31, 2011 (f)	$17.31	0.31	(0.14)	0.17	(0.24)	–	(0.24)	$17.24	0.93%	$3,051,590,892	0.64%	1.80%		0.79%	43.00%
Year Ended December 31, 2010 (f)	$15.68	0.31	1.55	1.86	(0.23)	–	(0.23)	$17.31	12.02%	$2,186,509,685	0.65%	1.95%		0.80%	46.00%
Year Ended December 31, 2009 (f)	$13.01	0.34	2.69	3.03	(0.01)	(0.35)	(0.36)	$15.68	23.41%	$1,318,911,989	0.68%	2.39%		0.83%	41.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2014 was 30.90%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

9

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

10

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2015.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $558,298 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $7,955.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

11

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $6,263,862 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.25% for Class I shares.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

7.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,934,488,570	$1,318,258,322	$ (—)	$1,318,258,322

Amount designated as “—” is zero or has been rounded to zero.

8.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

13

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

14

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

15

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

16

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

17

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

18

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

19

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

20

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

21

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

22

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

23

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

24

Semiannual Report

June 30, 2014 (Unaudited)

American Funds NVIT Bond Fund

Contents
Message to Shareholders	1
Economic Review	2
Notes to Financial Statements	9
Management Information	14
Market Index Definitions	19
Glossary	23

SAR-AM-BD 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov.

Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Shareholder Expense Example	American Funds NVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Bond Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,038.30	3.23	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.62	3.21	0.64

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

American Funds NVIT Bond Fund
Assets:
Investment in Master Fund (cost $1,617,820,734)	$1,671,215,799
Cash	2,100
Receivable for capital shares issued	2,610,365
Prepaid expenses	9,710

Total Assets	1,673,837,974

Liabilities:
Payable for investments purchased	2,605,420
Payable for capital shares redeemed	4,945
Accrued expenses and other payables:
Fund administration fees	33,798
Master feeder service provider fee	136,282
Distribution fees	340,708
Administrative servicing fees	324,335
Accounting and transfer agent fees	8
Trustee fees	709
Custodian fees	8,984
Compliance program costs (Note 3)	1,333
Professional fees	10,495
Printing fees	18,372
Other	1,145

Total Liabilities	3,486,534

Net Assets	$1,670,351,440

Represented by:
Capital	$1,593,370,613
Accumulated undistributed net investment income	22,525,922
Accumulated net realized gains from investment	1,059,840
Net unrealized appreciation from investment	53,395,065

Net Assets	$1,670,351,440

Net Assets:
Class II Shares	$1,670,351,440

Total	$1,670,351,440

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	143,360,802

Total	143,360,802

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.65

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

American Funds NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$6,112,041

Total Income	6,112,041

EXPENSES:
Fund administration fees	192,953
Master feeder service provider fees	2,021,947
Distribution fees Class II Shares	2,021,947
Administrative servicing fees Class II Shares	2,021,947
Professional fees	38,781
Printing fees	23,333
Trustee fees	25,208
Custodian fees	29,254
Accounting and transfer agent fees	530
Compliance program costs (Note 3)	2,567
Other	21,288

Total expenses before earnings credit and fees waived	6,399,755

Earnings credit (Note 4)	(46)
Master feeder service provider fees waived (Note 3)	(1,213,174)

Net Expenses	5,186,535

NET INVESTMENT INCOME	925,506

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund	596,297
Net realized losses from investment transactions	(366,080)

Net realized gains from investment	230,217

Net change in unrealized appreciation from investment	59,496,569

Net realized/unrealized gains from investment	59,726,786

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$60,652,292

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$925,506	$21,600,658
Net realized gains from investment	230,217	15,305,925
Net change in unrealized appreciation/depreciation from investment	59,496,569	(71,806,192)

Change in net assets resulting from operations	60,652,292	(34,899,609)

Distributions to Shareholders From:
Net investment income:
Class II	–	(26,208,367)
Net realized gains:
Class II	–	(436,230)

Change in net assets from shareholder distributions	–	(26,644,597)

Change in net assets from capital transactions	80,279,203	326,191,797

Change in net assets	140,931,495	264,647,591

Net Assets:
Beginning of period	1,529,419,945	1,264,772,354

End of period	$1,670,351,440	$1,529,419,945

Accumulated undistributed net investment income at end of period	$22,525,922	$21,600,416

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$118,555,663	$316,496,703
Dividends reinvested	–	26,644,597
Cost of shares redeemed	(38,276,460)	(16,949,503)

Total Class II Shares	80,279,203	326,191,797

Change in net assets from capital transactions	$80,279,203	$326,191,797

SHARE TRANSACTIONS:
Class II Shares
Issued	10,407,617	27,510,841
Reinvested	–	2,372,626
Redeemed	(3,323,189)	(1,468,296)

Total Class II Shares	7,084,428	28,415,171

Total change in shares	7,084,428	28,415,171

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class II Shares
Six Months Ended June 30, 2014 (f) (Unaudited)	$11.22	0.01	0.42	0.43	–	–	–	$11.65	3.83%		$1,670,351,440	0.64%	0.11%	0.79%	129.00%
Year Ended December 31, 2013 (f)	$11.73	0.18	(0.49)	(0.31)	(0.20)	–	(0.20)	$11.22	(2.57%	)	$1,529,419,945	0.64%	1.54%	0.79%	354.00%
Year Ended December 31, 2012 (f)	$11.43	0.26	0.31	0.57	(0.27)	–	(0.27)	$11.73	4.97%		$1,264,772,354	0.64%	2.21%	0.79%	253.00%
Year Ended December 31, 2011 (f)	$11.06	0.31	0.31	0.62	(0.25)	–	(0.25)	$11.43	5.72%		$1,056,562,267	0.64%	2.80%	0.79%	163.00%
Year Ended December 31, 2010 (f)	$10.65	0.33	0.30	0.63	(0.22)	–	(0.22)	$11.06	5.99%		$808,044,116	0.66%	2.99%	0.81%	187.00%
Year Ended December 31, 2009 (f)	$9.53	0.33	0.82	1.15	(0.03)	–	(0.03)	$10.65	12.15%		$562,026,300	0.68%	3.22%	0.83%	125.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2014 was 17.54%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

9

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

10

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2015.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $192,953 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,567.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

11

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $2,021,947 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.25% for Class II shares.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,632,517,951	$38,697,848	$ (—)	$38,697,848

Amount designated as “—” is zero or has been rounded to zero.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

13

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

14

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

15

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

16

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

17

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of

12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

19

Market Index Definitions (con’t)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of

3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the

U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

20

Market Index Definitions (con’t)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

21

Market Index Definitions (con’t)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

22

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

23

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

24

Semiannual Report

June 30, 2014 (Unaudited)

American Funds NVIT Global Growth Fund

Contents
Message to Shareholders	1
Economic Review	2
Notes to Financial Statements	9
Management Information	14
Market Index Definitions	19
Glossary	23

SAR-AM-GG 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling

800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns

2

Economic Review (con’t.)

were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

Index Returns (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Shareholder Expense Example	American Funds NVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Global Growth Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,023.30	3.36	0.67
	Hypothetical	(b)(c)	1,000.00	1,021.47	3.36	0.67

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

American Funds NVIT Global Growth Fund
Assets:
Investment in Master Fund (cost $201,524,803)	$255,343,334
Cash	1,999
Receivable for capital shares issued	633,532
Prepaid expenses	1,423

Total Assets	255,980,288

Liabilities:
Payable for investments purchased	624,250
Payable for capital shares redeemed	9,282
Accrued expenses and other payables:
Fund administration fees	8,010
Master feeder service provider fee	20,652
Distribution fees	51,631
Administrative servicing fees	51,773
Accounting and transfer agent fees	8
Trustee fees	104
Custodian fees	1,310
Compliance program costs (Note 3)	203
Professional fees	5,910
Printing fees	14,780
Other	581

Total Liabilities	788,494

Net Assets	$255,191,794

Represented by:
Capital	$186,643,935
Accumulated undistributed net investment income	1,979,699
Accumulated net realized gains from investment	12,749,629
Net unrealized appreciation from investment	53,818,531

Net Assets	$255,191,794

Net Assets:
Class II Shares	$255,191,794

Total	$255,191,794

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	8,193,540

Total	8,193,540

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$31.15

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

American Funds NVIT Global Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$979,330

Total Income	979,330

EXPENSES:
Fund administration fees	44,686
Master feeder service provider fees	300,798
Distribution fees Class II Shares	300,798
Administrative servicing fees Class II Shares	300,798
Professional fees	11,230
Printing fees	14,090
Trustee fees	3,836
Custodian fees	4,395
Accounting and transfer agent fees	133
Compliance program costs (Note 3)	385
Other	6,109

Total expenses before earnings credit and fees waived	987,258

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(180,480)

Net Expenses	806,772

NET INVESTMENT INCOME	172,558

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund	24,170,520
Net realized gains from investment transactions	1,606,526

Net realized gains from investment	25,777,046

Net change in unrealized depreciation from investment	(20,242,225)

Net realized/unrealized gains from investment	5,534,821

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,707,379

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$172,558	$1,807,167
Net realized gains from investment	25,777,046	169,379
Net change in unrealized appreciation/depreciation from investment	(20,242,225)	50,161,306

Change in net assets resulting from operations	5,707,379	52,137,852

Distributions to Shareholders From:
Net investment income:
Class II	–	(804,153)

Change in net assets from shareholder distributions	–	(804,153)

Change in net assets from capital transactions	6,565,561	15,035,849

Change in net assets	12,272,940	66,369,548

Net Assets:
Beginning of period	242,918,854	176,549,306

End of period	$255,191,794	$242,918,854

Accumulated undistributed net investment income at end of period	$1,979,699	$1,807,141

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$18,036,227	$33,794,088
Dividends reinvested	–	804,153
Cost of shares redeemed	(11,470,666)	(19,562,392)

Total Class II Shares	6,565,561	15,035,849

Change in net assets from capital transactions	$6,565,561	$15,035,849

SHARE TRANSACTIONS:
Class II Shares
Issued	597,711	1,262,642
Reinvested	–	28,720
Redeemed	(383,593)	(745,793)

Total Class II Shares	214,118	545,569

Total change in shares	214,118	545,569

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class II Shares
Six Months Ended June 30, 2014(f) (Unaudited)	$30.44	0.02	0.69	0.71	–	–	–	$31.15	2.33%	$255,191,794	0.67%	0.14%	0.82%	15.00%
Year Ended December 31, 2013(f)	$23.75	0.24	6.55	6.79	(0.10)	–	(0.10)	$30.44	28.64%	$242,918,854	0.68%	0.89%	0.83%	39.00%
Year Ended December 31, 2012(f)	$19.62	0.11	4.21	4.32	(0.19)	–	(0.19)	$23.75	22.09%	$176,549,306	0.69%	0.49%	0.84%	22.00%
Year Ended December 31, 2011(f)	$21.83	0.19	(2.20)	(2.01)	(0.20)	–	(0.20)	$19.62	(9.31)%	$147,886,216	0.69%	0.91%	0.84%	28.00%
Year Ended December 31, 2010(f)	$19.77	0.21	2.01	2.22	(0.16)	–	(0.16)	$21.83	11.30%	$153,704,092	0.70%	1.09%	0.85%	28.00%
Year Ended December 31, 2009(f)	$14.94	0.18	5.97	6.15	–	(1.32)	(1.32)	$19.77	41.60%	$129,831,435	0.71%	1.06%	0.86%	43.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2014 was 4.38%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

9

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

10

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2015.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $44,686 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $385.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

11

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $300,798 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.25% for Class II shares.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$214,513,881	$40,829,453	$ (—)	$40,829,453

Amount designated as “—” is zero or has been rounded to zero.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

13

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

14

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

15

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116

Director of Nationwide

Corporation since 2001, Nationwide Financial Services, Inc. since 1997,

Nationwide Foundation since 2002, Nationwide Life

Insurance Company since 2002, Nationwide Life and

Annuity Insurance

Company since 2002,

Nationwide Mutual Fire Insurance Company since

2001, Nationwide Mutual Insurance Company since

2002, and Scottsdale

Insurance Company since 2001 (all financial services

and insurance

companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of

Public Welfare Foundation (non-profit foundation) since 2009.

16

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

17

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

19

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury,

U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

20

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

21

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

22

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

23

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

24

Semiannual Report

June 30, 2014 (Unaudited)

American Funds NVIT Growth Fund

Contents
Message to Shareholders	1
Economic Review	2
Notes to Financial Statements	9
Management Information	14
Market Index Definitions	19
Glossary	23

SAR-AM-GR 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,

Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and credit-sensitive bonds delivered the strongest performance during the reporting period.

2

Economic Review (con’t.)

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Shareholder Expense Example	American Funds NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,053.10	3.36	0.66
	Hypothetical	(b)(c)	1,000.00	1,021.52	3.31	0.66

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

American Funds NVIT Growth Fund
Assets:
Investment in Master Fund (cost $292,863,788)	$412,592,396
Cash	2,000
Receivable for capital shares issued	617,476
Prepaid expenses	1,700

Total Assets	413,213,572

Liabilities:
Payable for investments purchased	577,776
Payable for capital shares redeemed	39,699
Accrued expenses and other payables:
Fund administration fees	10,846
Master feeder service provider fee	33,369
Distribution fees	83,423
Administrative servicing fees	86,683
Accounting and transfer agent fees	8
Trustee fees	167
Custodian fees	2,103
Compliance program costs (Note 3)	317
Professional fees	6,282
Printing fees	16,560
Other	2

Total Liabilities	857,235

Net Assets	$412,356,337

Represented by:
Capital	$305,232,902
Accumulated undistributed net investment income	2,511,209
Accumulated net realized losses from investment	(15,116,382)
Net unrealized appreciation from investment	119,728,608

Net Assets	$412,356,337

Net Assets:
Class II Shares	$412,356,337

Total	$412,356,337

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	5,012,195

Total	5,012,195

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$82.27

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

American Funds NVIT Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$1,931,440

Total Income	1,931,440

EXPENSES:
Fund administration fees	60,582
Master feeder service provider fees	485,300
Distribution fees Class II Shares	485,300
Administrative servicing fees Class II Shares	485,300
Professional fees	14,052
Printing fees	15,191
Trustee fees	6,167
Custodian fees	7,076
Accounting and transfer agent fees	176
Compliance program costs (Note 3)	616
Other	7,299

Total expenses before earnings credit and fees waived	1,567,059

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(291,181)

Net Expenses	1,275,872

NET INVESTMENT INCOME	655,568

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from Master Fund	19,378,948
Net realized gains from investment transactions	1,129,183

Net realized gains from investment	20,508,131

Net change in unrealized depreciation from investment	(452,166)

Net realized/unrealized gains from investment	20,055,965

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$20,711,533

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$655,568	$1,855,669
Net realized gains from investment	20,508,131	536,781
Net change in unrealized appreciation/depreciation from investment	(452,166)	83,119,398

Change in net assets resulting from operations	20,711,533	85,511,848

Distributions to Shareholders From:
Net investment income:
Class II	–	(1,078,870)

Change in net assets from shareholder distributions	–	(1,078,870)

Change in net assets from capital transactions	5,553,499	18,155,871

Change in net assets	26,265,032	102,588,849

Net Assets:
Beginning of period	386,091,305	283,502,456

End of period	$412,356,337	$386,091,305

Accumulated undistributed net investment income at end of period	$2,511,209	$1,855,641

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$21,110,625	$42,454,464
Dividends reinvested	–	1,078,870
Cost of shares redeemed	(15,557,126)	(25,377,463)

Total Class II Shares	5,553,499	18,155,871

Change in net assets from capital transactions	$5,553,499	$18,155,871

SHARE TRANSACTIONS:
Class II Shares
Issued	268,457	610,353
Reinvested	–	14,937
Redeemed	(198,767)	(371,594)

Total Class II Shares	69,690	253,696

Total change in shares	69,690	253,696

Amounts	designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income to Average Net Assets (b)(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class II Shares
Six Months Ended June 30, 2014 (f) (Unaudited)	$78.12	0.13	4.02	4.15	–	–	–	$82.27	5.31%		$412,356,337	0.66%	0.34%	0.81%	17.00%
Year Ended December 31, 2013 (f)	$60.46	0.39	17.49	17.88	(0.22)	–	(0.22)	$78.12	29.61%		$386,091,305	0.66%	0.56%	0.81%	19.00%
Year Ended December 31, 2012 (f)	$51.61	0.22	8.76	8.98	(0.13)	–	(0.13)	$60.46	17.40%		$283,502,456	0.67%	0.39%	0.82%	21.00%
Year Ended December 31, 2011 (f)	$54.29	0.12	(2.66)	(2.54)	(0.14)	–	(0.14)	$51.61	(4.69%	)	$259,010,183	0.66%	0.23%	0.81%	19.00%
Year Ended December 31, 2010 (f)	$46.01	0.16	8.20	8.36	(0.08)	–	(0.08)	$54.29	18.19%		$254,725,719	0.68%	0.33%	0.83%	28.00%
Year Ended December 31, 2009 (f)	$36.95	0.10	13.97	14.07	–	(5.01)	(5.01)	$46.01	38.78%		$198,323,289	0.72%	0.23%	0.87%	37.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2014 was 1.76%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

9

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

10

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2015.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $60,582 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $616.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

11

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $485,300 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.25% for Class II shares.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$318,496,690	$94,095,706	$ (—)	$94,095,706

Amount designated as “—” is zero or has been rounded to zero.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

13

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

14

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

15

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

16

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

17

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

18

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

19

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

20

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

21

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

22

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

23

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

24

Semiannual Report

June 30, 2014 (Unaudited)

American Funds NVIT Growth-Income Fund

Contents
Message to Shareholders	1
Economic Review	2
Notes to Financial Statements	9
Management Information	14
Market Index Definitions	19
Glossary	23

SAR-AM-GI 8/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA) with the exception of Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

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Nationwide Funds®

Message to Shareholders

June 30, 2014

Dear Shareholder,
Have you ever watched kids at the beach running into the sea? As they reach the water’s edge some plunge in without a care. Others, arms carefully held dry above their heads, wade in slowly and then paddle to catch up with their friends. A few come to an abrupt stop, pause and gingerly stick one toe into the water, testing the temperature before venturing further.

We understand that, like anyone facing something daunting, investors vary in their approaches to financial planning. Whether you prefer to jump in, wade slowly or toe test, know that Nationwide Variable Insurance Trust Funds provides a range of products and investment strategies to suit all types of investors. We continually scan the investment universe seeking opportunities to expand our fund offerings to include potentially attractive asset classes. Our goal is to help provide the investment options you need to prepare for and live in retirement. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you may be positioned for potential benefits from long-term investment solutions driven by tactical risk management and diversification.

Overall, the NVIT Funds performed well during the six-month reporting period ended June 30, 2014. For the first half of 2014, stocks, bonds and commodities reported positive results. Broad U.S. stock market performance as measured by the S&P 500® Index was 7.14% for the reporting period, during which the markets reacted favorably to slowly improving domestic and global economic indicators. The continuation of accommodative monetary policies in the United States and Europe also contributed to the gains. The Barclays U.S. Aggregate Bond Index returned 3.93% for the six-month period, reflecting positive fixed-income returns.

Planning your investments for your future is a personal journey, but not one you have to travel alone. Mark Twain’s straightforward wisdom reminds us: “The secret to getting ahead is getting started.” By working with your financial advisor and investing with Nationwide Funds, you already have taken that critical first step. We encourage you to stay true to your long-term plan even when seas are rough. Most important, never stop working to make progress.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Economic Review

During the six-month reporting period ended June 30, 2014, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 7.14% return, and nearly all sectors and capitalization ranges showing strong performance for the reporting period. International equities rose as well, with the MSCI Emerging Markets® Index recovering from a three-year period of underperformance versus developed markets to return 6.14% during the reporting period. Fixed-income returns were positive for the reporting period, primarily in the long-term and credit-sensitive segments.

In the United States, investment performance during the reporting period was affected positively by encouraging economic data and the anticipation of continued strong corporate earnings. While first-quarter gross domestic product (GDP) was disappointing, investors focused instead on an improving jobs picture and encouraging manufacturing data. Also supportive to equity and fixed-income returns during the reporting period was the decline in longer-term interest rates and the continuation of the accommodative Federal Reserve (Fed) policy.

The S&P 500 Index produced positive performance in five of the six months of the reporting period, with the only negative monthly return, -3.46%, registered during January. The brief downturn was more than offset by a 4.57% return in February.

The best-performing sectors for the S&P 500 Index during the reporting period were utilities, up 18.7%; energy, up 13.0%; and health care, up 10.6%. Utilities benefited from a strong earnings environment and a decline in interest rates, technology reacted to earnings growth, and health care rallied in reaction to excitement surrounding new products. The weakest sectors during the reporting period were consumer discretionary, with 0.6%; telecommunications, with 3.1%; and industrials, with 4.0%. These three sectors were affected by company-specific events.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity decelerated during the reporting period, with first-quarter real GDP growth registering -2.9%, the worst performance since the end of the economic recession in 2009. Investors largely shrugged off the result, blaming the weakness on weather. Expectations are for an acceleration of growth through the remainder of the year. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) at roughly 2%. Job-creation levels came in lower than during many past recoveries, and yet the unemployment rate continued to decline during the reporting period, falling from 6.7% to 6.1%.

Throughout the reporting period, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Investors’ focus was on uncertainty surrounding actions by Russia with regard to Ukraine. In addition, sluggish European economic growth and worries about a U.S. tapering depressed relative returns during the reporting period. In Asia, returns were relatively weak overall; Japan was slightly positive and countries in the region other than Japan were slightly negative. Despite headline risks, emerging market stocks performed roughly in line with those of developed markets, reversing the trend of underperformance that had prevailed since the fourth quarter of 2010.

Performance in the fixed-income markets was driven by declining interest rates and falling credit spreads during the reporting period. Long-term Treasury yields fell from 3.04% to 2.53% during the reporting period. Fixed-income returns were positive, as investors absorbed the news that the Fed will begin to taper the quantitative easing (QE) program. Long-term and

2

Economic Review (con’t.)

credit-sensitive bonds delivered the strongest performance during the reporting period.

Index

Six-Month Total Return (as of June 30, 2014)

Barclays U.S. 1-3 Year Government/Credit Bond	0.56%
Barclays U.S. 10-20 Year Treasury Bond	7.87%
Barclays Emerging Markets USD Aggregate Bond	7.44%
Barclays Municipal Bond	6.00%
Barclays U.S. Aggregate Bond	3.93%
Barclays U.S. Corporate High Yield	5.46%
MSCI Emerging Markets®	6.14%
MSCI World ex USA	3.89%
Russell 1000® Growth	6.31%
Russell 1000® Value	8.28%
Russell 2000®	3.19%
S&P 500®	7.14%

3

Shareholder Expense Example	American Funds NVIT Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period January 1, 2014 and continued to hold your shares at the end of the reporting period June 30, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2014 through June 30, 2014. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2014 through June 30, 2014. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth-Income Fund June 30, 2014			Beginning Account Value ($) 01/01/14	Ending Account Value ($) 06/30/14	Expenses Paid During Period ($) 01/01/14 - 06/30/14(a)	Expense Ratio During Period (%) 01/01/14 - 06/30/14(a)
Class II Shares	Actual	(b)	1,000.00	1,067.40	3.28	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.62	3.21	0.64

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2014 through June 30, 2014 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

American Funds NVIT Growth-Income Fund
Assets:
Investment in Master Fund (cost $1,298,417,961)	$1,928,790,077
Cash	2,100
Receivable for capital shares issued	3,407,764
Prepaid expenses	10,290

Total Assets	1,932,210,231

Liabilities:
Payable for investments purchased	3,377,454
Payable for capital shares redeemed	30,310
Accrued expenses and other payables:
Fund administration fees	38,278
Master feeder service provider fee	156,372
Distribution fees	390,934
Administrative servicing fees	371,253
Accounting and transfer agent fees	8
Trustee fees	786
Custodian fees	9,284
Compliance program costs (Note 3)	1,496
Professional fees	10,712
Printing fees	17,330
Other	1,216

Total Liabilities	4,405,433

Net Assets	$1,927,804,798

Represented by:
Capital	$1,184,080,887
Accumulated undistributed net investment income	15,076,373
Accumulated net realized gains from investment	98,275,422
Net unrealized appreciation from investment	630,372,116

Net Assets	$1,927,804,798

Net Assets:
Class II Shares	$1,927,804,798

Total	$1,927,804,798

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	33,160,654

Total	33,160,654

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$58.14

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

American Funds NVIT Growth-Income Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$5,471,957

Total Income	5,471,957

EXPENSES:
Fund administration fees	208,880
Master feeder service provider fees	2,206,411
Distribution fees Class II Shares	2,206,411
Administrative servicing fees Class II Shares	2,206,411
Professional fees	41,719
Printing fees	21,805
Trustee fees	28,053
Custodian fees	31,792
Accounting and transfer agent fees	568
Compliance program costs (Note 3)	2,769
Other	22,824

Total expenses before earnings credit and fees waived	6,977,643

Earnings credit (Note 4)	(6)
Master feeder service provider fees waived (Note 3)	(1,323,853)

Net Expenses	5,653,784

NET INVESTMENT LOSS	(181,827)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund	89,740,101
Net realized gains from investment transactions	22,294,296

Net realized gains from investment	112,034,397

Net change in unrealized appreciation from investment	8,446,384

Net realized/unrealized gains from investment	120,480,781

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$120,298,954

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations:
Net investment income/(loss)	$(181,827)	$15,258,290
Net realized gains from investment	112,034,397	16,731,318
Net change in unrealized appreciation from investment	8,446,384	391,751,421

Change in net assets resulting from operations	120,298,954	423,741,029

Distributions to Shareholders From:
Net investment income:
Class II	–	(15,301,510)

Change in net assets from shareholder distributions	–	(15,301,510)

Change in net assets from capital transactions	54,720,564	67,347,002

Change in net assets	175,019,518	475,786,521

Net Assets:
Beginning of period	1,752,785,280	1,276,998,759

End of period	$1,927,804,798	$1,752,785,280

Accumulated undistributed net investment income at end of period	$15,076,373	$15,258,200

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$109,637,719	$177,690,057
Dividends reinvested	–	15,301,510
Cost of shares redeemed	(54,917,155)	(125,644,565)

Total Class II Shares	54,720,564	67,347,002

Change in net assets from capital transactions	$54,720,564	$67,347,002

SHARE TRANSACTIONS:
Class II Shares
Issued	1,992,397	3,695,826
Reinvested	–	308,312
Redeemed	(1,010,374)	(2,695,106)

Total Class II Shares	982,023	1,309,032

Total change in shares	982,023	1,309,032

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

7

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)(c)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)(c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)(d)	Portfolio Turnover (e)
Class II Shares
Six Months Ended June 30, 2014 (f) (Unaudited)	$54.47	(0.01)	3.68	3.67	–	–	–	$58.14	6.74%		$1,927,804,798	0.64%	(0.02%	)	0.79%	10.00%
Year Ended December 31, 2013 (f)	$41.37	0.49	13.10	13.59	(0.49)	–	(0.49)	$54.47	32.97%		$1,752,785,280	0.64%	1.03%		0.79%	19.00%
Year Ended December 31, 2012 (f)	$35.70	0.51	5.57	6.08	(0.41)	–	(0.41)	$41.37	17.06%		$1,276,998,759	0.64%	1.30%		0.79%	25.00%
Year Ended December 31, 2011 (f)	$36.87	0.52	(1.33)	(0.81)	(0.36)	–	(0.36)	$35.70	(2.24%	)	$1,024,101,994	0.64%	1.42%		0.79%	22.00%
Year Ended December 31, 2010 (f)	$33.53	0.45	3.21	3.66	(0.32)	–	(0.32)	$36.87	10.97%		$809,611,544	0.66%	1.34%		0.81%	22.00%
Year Ended December 31, 2009 (f)	$26.25	0.40	7.61	8.01	–	(0.73)	(0.73)	$33.53	30.69%		$509,569,562	0.69%	1.39%		0.84%	24.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses do not include expenses from the Master Fund.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2014, the Trust operates sixty-one (61) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2014 was 7.59%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

9

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Semiannual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At June 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the six months ended June 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

10

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2015.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2014, NFM earned $208,880 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2014, the Fund’s portion of such costs amounted to $2,769.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

11

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2014, NFS earned $2,206,411 in administrative services fees from the Fund.

For the six months ended June 30, 2014, the effective rate for administrative services fees that NFS earned was 0.25% for Class I shares.

4.  Bank Loans and Earnings Credit

The Trust and Nationwide Mutual Funds (together, the “Trusts”) have a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions as well as other limitations that may apply to the Fund under the arrangement. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the six months ended June 30, 2014.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Semiannual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,329,644,744	$599,145,333	$ (—)	$599,145,333

Amount designated as “—” is zero or has been rounded to zero.

12

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

8.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 16, 2015. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2014 (discussed above under “Bank Loans and Earnings Credit”). Differences include the removal of U.S. Bank National Association as a lender to the Trusts under the renewed credit agreement.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

13

Management Information

June 30, 2014

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	116	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	116	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	116	None

14

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	116	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	116	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	116	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	116	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	116	None

15

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	116	Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004. Director of Public Welfare Foundation (non-profit foundation) since 2009.

16

Management Information (Continued)

June 30, 2014

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	116	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

17

Management Information (Continued)

June 30, 2014

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, Mr. Grugeon also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, Mr. Grugeon was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, Mr. Finelli was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS.[3] From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.[3] From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.[3]
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High-Yield 2% Issuer Capped Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

19

Market Index Definitions (con’t.)

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

20

Market Index Definitions (con’t.)

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

21

Market Index Definitions (con’t.)

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

22

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Exchange-traded fund (ETF): A fund that normally tracks an index or commodities, but that trades on a stock exchange.

Exchange-traded note (ETN): A debt security issued by an underwriting bank with returns based on the performance of a market index. ETNs have a maturity date, but unlike other bonds or notes, coupon payments are not distributed and principal is not protected.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

23

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

24

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why the registrant has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, the registrant must explain why the registrant does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

3

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

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Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 10, 2004, and June 10, 2004, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concerned the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

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Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	August 28, 2014

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 28, 2014

* Print the name and title of each signing officer under his or her signature.